UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-4603

Thrivent Series Fund, Inc.

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Michael W. Kremenak,

Secretary and Chief Legal Officer

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-4198

Date of fiscal year end: December 31

Date of reporting period: September 29, 2017

Item 1. Schedule of Investments

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (50.4%)	Value
Consumer Discretionary (7.6%)
17,326	Amazon.com, Inc.[a]	$16,656,350
33,275	American Axle & Manufacturing Holdings, Inc.[a]	584,974
641	American Public Education, Inc.[a]	13,493
300	AOKI Holdings, Inc.	3,938
31,539	Aramark	1,280,799
1,360	Ascent Capital Group, Inc.[a]	17,734
1,300	Bandai Namco Holdings, Inc.	44,661
4,580	Barnes & Noble Education, Inc.[a]	29,816
1,357	Barratt Developments plc	11,179
1,789	Berkeley Group Holdings plc	89,158
16,750	BorgWarner, Inc.	858,102
450	Breville Group, Ltd.	4,002
2,900	Bridgestone Corporation	131,671
19,011	Bright Horizons Family Solutions, Inc.[a]	1,638,938
14,845	Brunswick Corporation	830,875
6,970	Buffalo Wild Wings, Inc.[a]	736,729
19,376	Burlington Stores, Inc.[a]	1,849,633
8,340	Caleres, Inc.	254,537
6,972	Callaway Golf Company	100,606
4,002	Cedar Fair, LP	256,608
2,335	Century Casinos, Inc.[a]	19,170
6,088	Children’s Place, Inc.	719,297
1,240	Chipotle Mexican Grill, Inc.[a]	381,709
158	Cie Generale des Etablissements Michelin	23,052
611	Citi Trends, Inc.	12,141
185,931	Comcast Corporation	7,154,625
42,378	Core-Mark Holding Company, Inc.	1,362,029
3,292	CSS Industries, Inc.	94,875
3,013	Culp, Inc.	98,676
9,799	Delphi Automotive plc	964,222
2,500	Denso Corporation	126,526
10,539	Discovery Communications, Inc., Class Ca	213,520
14,200	DISH Network Corporation[a]	770,066
25,766	Dollar Tree, Inc.[a]	2,237,004
2,440	Domino’s Pizza, Inc.	484,462
6,370	DSW, Inc.	136,828
71,517	Duluth Holdings, Inc.[a]	1,451,080
3,730	Emerald Expositions Events, Inc.	86,685
2,020	Entravision Communications Corporation	11,514
3,213	Eutelsat Communications	95,113
5,108	Expedia, Inc.	735,246
5,584	Extended Stay America, Inc.	111,680
16,640	Five Below, Inc.[a]	913,203
250	Floor & Decor Holdings, Inc.[a]	9,733
2,360	FTD Companies, Inc.[a]	30,774
17,986	G-III Apparel Group, Ltd.[a]	521,954
400	Golden Entertainment, Inc.[a]	9,752
20,608	Gray Television, Inc.[a]	323,546
33,670	Habit Restaurants, Inc.[a]	439,394
6,720	Harley-Davidson, Inc.	323,971
4,252	Haverty Furniture Companies, Inc.	111,190
1,000	Heiwa Corporation	19,816
770	Hemisphere Media Group, Inc.[a]	9,202
9,810	Home Depot, Inc.	1,604,524
7,900	Honda Motor Company, Ltd.	233,370
876	Hugo Boss AG	77,295
3,800	Hyatt Hotels Corporation[a]	234,802
254	i-CABLE Communications, Ltd.[a,b]	8
3,563	Inchcape plc	41,211
8,878	International Speedway Corporation	319,608
280	Ipsos SA	9,691

Shares	Common Stock (50.4%)	Value
Consumer Discretionary (7.6%) - continued
645	JM AB	$20,292
6,205	La-Z-Boy, Inc.	166,914
7,010	Liberty Interactive Corporation[a]	165,226
14,208	Liberty Media Corporation - Liberty SiriusXM[a]	594,889
85	Linamar Corporation	5,187
6,292	Lithia Motors, Inc.	756,991
22,813	Lowe’s Companies, Inc.	1,823,671
3,334	Marks and Spencer Group plc	15,785
15,020	Michaels Companies, Inc.[a]	322,479
6,960	Modine Manufacturing Company[a]	133,980
24,690	Nautilus, Inc.[a]	417,261
30,108	Netflix, Inc.[a]	5,460,086
42,750	Newell Brands, Inc.	1,824,142
10,830	News Corporation, Class A	143,606
3,540	News Corporation, Class B	48,321
296	Nexity SA	18,088
497	Next plc	35,035
21,900	Nissan Motor Company, Ltd.	216,955
29,050	Norwegian Cruise Line Holdings, Ltd.[a]	1,570,153
44,970	Nutrisystem, Inc.	2,513,823
1,624	O’Reilly Automotive, Inc.[a]	349,761
19,620	Oxford Industries, Inc.	1,246,655
14,600	Papa John’s International, Inc.	1,066,822
2,887	Peugeot SA	68,725
91,400	Pinnacle Entertainment, Inc.[a]	1,947,734
8,740	Polaris Industries, Inc.	914,466
2,260	Priceline Group, Inc.[a]	4,137,653
9,839	PVH Corporation	1,240,304
2,180	Restaurant Brands International, Inc.	139,258
14,226	Ross Stores, Inc.	918,573
3,350	Ruth’s Hospitality Group, Inc.	70,183
300	Sangetsu Company, Ltd.	5,157
1,917	Scripps Networks Interactive, Inc.	164,651
5,510	Signet Jewelers, Ltd.	366,691
55,720	Six Flags Entertainment Corporation	3,395,577
43	SSP Group plc	310
3,910	Stamps.com, Inc.[a]	792,362
48,991	Starbucks Corporation	2,631,307
1,820	Steven Madden, Ltd.[a]	78,806
2,200	Sumitomo Rubber Industries, Ltd.	40,379
2,210	Systemax, Inc.	58,410
10,521	Taylor Morrison Home Corporation[a]	231,988
339	Tenneco, Inc.	20,567
34,931	Time, Inc.	471,569
39,276	Toll Brothers, Inc.	1,628,776
20,257	Tower International, Inc.	550,990
500	Toyoda Gosei Company, Ltd.	11,816
19,678	Tupperware Brands Corporation	1,216,494
1,500	TV Asahi Holdings Corporation	29,951
1,759	Ulta Beauty, Inc.[a]	397,640
5,395	Vail Resorts, Inc.	1,230,707
12,009	VF Corporation	763,412
19,393	Walt Disney Company	1,911,568
3,825	Whirlpool Corporation	705,483
41,240	Wingstop, Inc.	1,371,230
660	Wolters Kluwer NV	30,502
1,400	Wyndham Worldwide Corporation	147,574
1,000	Yokohama Rubber Company, Ltd.	20,623
44,267	Zoe’s Kitchen, Inc.[a]	559,092

	Total	95,103,017

Consumer Staples (1.4%)
24,870	Altria Group, Inc.	1,577,255
500	Arcs Company, Ltd.	11,276

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (50.4%)	Value
Consumer Staples (1.4%) - continued
63,113	Blue Buffalo Pet Products, Inc.[a]	$1,789,254
634	Coca-Cola Amatil, Ltd.	3,848
61,710	Cott Corporation	926,267
5,050	CVS Health Corporation	410,666
19,765	Darling Ingredients, Inc.[a]	346,283
43,050	e.l.f. Beauty, Inc.[a]	970,778
77	Ebro Foods SA	1,825
671	ForFarmers BV	8,724
1,207	Grieg Seafood ASA	11,886
20,916	Hain Celestial Group, Inc.[a]	860,693
285	Henkel AG & Company KGaA	34,705
6,350	Ingredion, Inc.	766,064
3,560	Inter Parfums, Inc.	146,850
204	Kesko Oyj	10,944
700	Kewpie Corporation	16,888
1,160	Kimberly-Clark Corporation	136,509
500	Lawson, Inc.	33,110
1	Lindt & Spruengli AG	5,706
40,580	MGP Ingredients, Inc.	2,460,365
100	Ministop Company, Ltd.	1,942
24,647	Monster Beverage Corporation[a]	1,361,747
9,450	PepsiCo, Inc.	1,053,013
12,100	Pinnacle Foods, Inc.	691,757
847	Seneca Foods Corporation[a]	29,221
300	Seven & I Holdings Company, Ltd.	11,590
20,442	SpartanNash Company	539,056
3,455	SUPERVALU, Inc.[a]	75,146
6,555	Unilever NV	387,470
5,917	Unilever plc	342,472
21,090	US Foods Holding Corporation[a]	563,103
23,834	Wal-Mart Stores, Inc.	1,862,389
7,000	Want Want China Holdings, Ltd.	4,932

	Total	17,453,734

Energy (1.5%)
2,550	Anadarko Petroleum Corporation	124,568
1,780	Andeavor	183,607
31,315	Archrock, Inc.	393,003
49,788	BP plc	318,941
740	C&J Energy Services, Inc.[a]	22,178
50,327	Callon Petroleum Company[a]	565,675
5,120	Chevron Corporation	601,600
2,730	Cimarex Energy Company	310,319
13,207	Concho Resources, Inc.[a]	1,739,626
2,980	Contango Oil & Gas Company[a]	14,989
8,425	Continental Resources, Inc.[a]	325,289
2,767	Delek US Holdings, Inc.	73,962
4,700	Devon Energy Corporation	172,537
2,371	EQT Corporation	154,684
2,720	Era Group, Inc.[a]	30,437
2,160	Exterran Corporation[a]	68,278
19,207	Exxon Mobil Corporation	1,574,590
37,270	Halliburton Company	1,715,538
7,789	HollyFrontier Corporation	280,170
120	Mammoth Energy Services, Inc.[a]	2,023
23,878	Marathon Oil Corporation	323,786
4,040	NCS Multistage Holdings, Inc.[a]	97,283
22,322	Newpark Resources, Inc.[a]	223,220
45,737	Oil States International, Inc.[a]	1,159,433
2,049	OMV AG	119,457
11,624	Overseas Shipholding Group, Inc.[a]	30,571
3,330	Par Pacific Holdings, Inc.[a]	69,264
50,115	Parsley Energy, Inc.[a]	1,320,029
47,245	Patterson-UTI Energy, Inc.	989,310
20,639	Pioneer Energy Services Corporation[a]	52,629
5,720	Pioneer Natural Resources Company	843,929

Shares	Common Stock (50.4%)	Value
Energy (1.5%) - continued
22,470	ProPetro Holding Corporation[a]	$322,445
3,014	Repsol SA	55,621
99,351	Rowan Companies plc[a]	1,276,660
1,926	Royal Dutch Shell plc	58,334
680	Royal Dutch Shell plc, Class A	20,551
4,253	Royal Dutch Shell plc, Class B	130,933
13,740	RPC, Inc.	340,615
760	Select Energy Services, Inc.[a]	12,099
13,679	Smart Sand, Inc.[a]	92,744
1,241	Statoil ASA	24,950
23,270	Teekay Tankers, Ltd.	37,697
2,840	TETRA Technologies, Inc.[a]	8,122
807	TGS Nopec Geophysical Company ASA	19,242
1,874	Total SA	100,623
1,914	Total SA Rights[a,c]	147
5,356	U.S. Silica Holdings, Inc.	166,411
140,830	Weatherford International plc[a]	645,001
43,670	Whiting Petroleum Corporation[a]	238,438
117,020	WPX Energy, Inc.[a]	1,345,730

	Total	18,797,288

Financials (7.7%)
580	Aareal Bank AG	24,587
1,835	ABN AMRO Group NVd	54,947
3,318	Aegon NV	19,341
11,895	Affiliated Managers Group, Inc.	2,258,028
5,460	AG Mortgage Investment Trust, Inc.	105,050
25,962	AGNC Investment Corporation	562,856
27,850	Ally Financial, Inc.	675,641
2,470	American International Group, Inc.	151,633
16,860	Ameris Bancorp	809,280
6,401	Aon plc	935,186
3,588	Argo Group International Holdings, Ltd.	220,662
410	Associated Banc-Corp	9,942
52,430	Assured Guaranty, Ltd.	1,979,232
28,349	Astoria Financial Corporation	609,503
466	ASX, Ltd.	19,207
4,114	Australia & New Zealand Banking Group, Ltd.	95,830
13,416	Aviva plc	92,596
11,954	Banco Bilbao Vizcaya Argentaria SA	106,873
29,610	BancorpSouth, Inc.	949,000
33,272	Bank of America Corporation	843,112
27,334	Bank of New York Mellon Corporation	1,449,249
2,295	Bank of Nova Scotia	147,513
20,552	Bank of the Ozarks, Inc.	987,524
3,030	BankFinancial Corporation	48,147
16,694	Beneficial Bancorp, Inc.	277,120
10,645	Berkshire Hathaway, Inc.[a]	1,951,441
5,980	Blackstone Group, LP	199,553
1,962	Blue Hills Bancorp, Inc.	37,670
20,803	Boston Private Financial Holdings, Inc.	344,290
6,410	Brookline Bancorp, Inc.	99,355
2,100	Brown & Brown, Inc.	101,199
2,689	Cadence Bancorporation[a]	61,632
1,950	Capital One Financial Corporation	165,087
8,160	Capstead Mortgage Corporation	78,744
11,717	Cathay General Bancorp	471,023
21,733	Central Pacific Financial Corporation	699,368
13,113	Chemical Financial Corporation	685,285
1,220	Cherry Hill Mortgage Investment Corporation	22,082
1,390	Chubb, Ltd.	198,144

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (50.4%)	Value
Financials (7.7%) - continued
1,042	CI Financial Corporation	$22,790
115,024	Citigroup, Inc.	8,366,846
5,378	Citizens Financial Group, Inc.	203,665
1,110	Clifton Bancorp, Inc.	18,559
747	Close Brothers Group plc	14,772
38,200	CNO Financial Group, Inc.	891,588
3,589	CNP Assurances	84,137
37,679	CoBiz Financial, Inc.	740,016
8,410	Comerica, Inc.	641,347
1,100	Concordia Financial Group, Ltd.	5,441
40,329	CYS Investments, Inc.	348,443
1,356	Danske Bank AS	54,340
13,313	Direct Line Insurance Group plc	64,902
21,666	Dynex Capital, Inc.	157,512
88,784	E*TRADE Financial Corporation[a]	3,871,870
2,671	Eagle Bancorp, Inc.[a]	179,091
14,888	East West Bancorp, Inc.	890,005
1,700	Elevate Credit, Inc.[a]	10,387
4,901	Ellington Residential Mortgage REIT	71,163
9,187	Employers Holdings, Inc.	417,549
16,117	Enterprise Financial Services Corporation	682,555
15,539	Essent Group, Ltd.[a]	629,330
290	Euronext NVd	17,655
4,730	Everi Holdings, Inc.[a]	35,901
1,054	FBL Financial Group, Inc.	78,523
389	Fidelity Southern Corporation	9,196
13,297	Fifth Third Bancorp	372,050
2,216	Financial Institutions, Inc.	63,821
135,370	First BanCorp[a]	693,094
5,300	First Busey Corporation	166,208
28,380	First Commonwealth Financial Corporation	401,009
2,045	First Connecticut Bancorp, Inc.	54,704
1,115	First Defiance Financial Corporation	58,526
3,090	First Financial Bancorp	80,803
1,828	First Financial Corporation	87,013
8,400	First Interstate BancSystem, Inc.	321,300
1,660	First Merchants Corporation	71,264
13,442	First Midwest Bancorp, Inc.	314,812
2,447	First of Long Island Corporation	74,511
29,818	First Republic Bank	3,114,788
13,682	FlexiGroup, Ltd.	16,724
8,540	FNF Group	405,308
1,636	Franklin Resources, Inc.	72,818
8,100	GAIN Capital Holdings, Inc.	51,759
1,344	Genworth MI Canada, Inc.	39,886
16,990	Goldman Sachs Group, Inc.	4,029,858
6,761	Great Southern Bancorp, Inc.	376,250
6,193	Green Bancorp, Inc.[a]	146,464
20,320	Hamilton Lane, Inc.	545,592
12,903	Hancock Holding Company	625,150
47,557	Hanmi Financial Corporation	1,471,889
2,510	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	61,169
904	Hannover Rueckversicherung SE	109,029
15,890	Hanover Insurance Group, Inc.	1,540,218
816	Hargreaves Lansdown plc	16,192
17,171	Hartford Financial Services Group, Inc.	951,789
3,580	Heartland Financial USA, Inc.	176,852
22,860	Heritage Commerce Corporation	325,298
5,760	Heritage Financial Corporation	169,920
500	Hokuhoku Financial Group, Inc.	8,048
4,941	Hometrust Bancshares, Inc.[a]	126,737
33,011	Hope Bancorp, Inc.	584,625

Shares	Common Stock (50.4%)	Value
Financials (7.7%) - continued
16,524	Horace Mann Educators Corporation	$650,219
3,820	Horizon Bancorp	111,429
18,962	Houlihan Lokey, Inc.	741,983
41,509	HSBC Holdings plc	410,350
95,950	Huntington Bancshares, Inc.	1,339,462
7,230	IBERIABANK Corporation	593,944
2,740	Independent Bank Corporation	62,061
6,148	Infinity Property & Casualty Corporation	579,142
1,469	ING Groep NV	27,077
490	Intact Financial Corporation	40,476
75,250	Interactive Brokers Group, Inc.	3,389,260
34,555	Intercontinental Exchange, Inc.	2,373,928
15,886	Invesco Mortgage Capital. Inc.	272,127
14,400	Invesco, Ltd.	504,576
17,620	Investors Bancorp, Inc.	240,337
75,100	KeyCorp	1,413,382
2,278	Lakeland Bancorp, Inc.	46,471
4,290	Lazard, Ltd.	193,994
22,320	Loews Corporation	1,068,235
567	Macquarie Group, Ltd.	40,595
19,817	Maiden Holdings, Ltd.	157,545
4,560	MarketAxess Holdings, Inc.	841,366
5,890	Meridian Bancorp, Inc.	109,849
5,710	Meta Financial Group, Inc.	447,664
8,290	MetLife, Inc.	430,665
21,850	MGIC Investment Corporation[a]	273,780
9,450	MidWestOne Financial Group, Inc.	319,032
2,700	Mitsubishi UFJ Financial Group, Inc.	17,555
31,800	Mizuho Financial Group, Inc.	55,747
6,870	MTGE Investment Corporation	133,278
95	Muenchener Rueckversicherungs- Gesellschaft AG	20,332
2,740	Nasdaq, Inc.	212,542
19,310	National Bank Holdings Corporation	689,174
1,512	National Bank of Canada	72,767
3,989	Navigators Group, Inc.	232,758
3,597	Nordea Bank AB	48,837
1,948	OFG Bancorp	17,824
11,646	Old Mutual plc	30,338
2,674	Old Second Bancorp, Inc.	35,965
49,701	OM Asset Management plc	741,539
15,439	PacWest Bancorp	779,824
650	Pargesa Holding SA	54,085
740	Peoples Bancorp, Inc.	24,857
882	Plus500, Ltd.	10,601
14,310	Popular, Inc.	514,301
1,547	Power Corporation of Canada	39,315
830	Preferred Bank	50,091
8,210	Primerica, Inc.	669,525
890	Principal Financial Group, Inc.	57,263
22,549	Progressive Corporation	1,091,823
13,490	Provident Financial Services, Inc.	359,778
1,040	QCR Holdings, Inc.	47,320
14,750	Raymond James Financial, Inc.	1,243,867
9,156	Renasant Corporation	392,792
393	Safety Insurance Group, Inc.	29,986
11,331	Sandy Spring Bancorp, Inc.	469,557
62,820	Santander Consumer USA Holdings Inc.[a]	965,543
952	Schroders plc	42,827
1,639	SCOR SE	68,738
14,018	Seacoast Banking Corporation of Florida[a]	334,890
820	Selective Insurance Group, Inc.	44,157
5,900	Senshu Ikeda Holdings, Inc.	22,729

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (50.4%)	Value
Financials (7.7%) - continued
119,180	SLM Corporation[a]	$1,366,995
1,633	Societe Generale	95,696
11,042	State Auto Financial Corporation	289,632
1,441	State Bank Financial Corporation	41,285
2,540	State Street Corporation	242,672
36,017	Stifel Financial Corporation	1,925,469
8,602	SVB Financial Group[a]	1,609,348
10,060	Synchrony Financial	312,363
48,355	Synovus Financial Corporation	2,227,231
478	Talanx AG	19,339
25,909	TD Ameritrade Holding Corporation	1,264,359
1,150	Territorial Bancorp, Inc.	36,306
800	TFS Financial Corporation	12,904
57	TMX Group, Ltd.	3,221
7,611	TriCo Bancshares	310,148
3,793	TriState Capital Holdings, Inc.[a]	86,860
2,250	Triumph Bancorp, Inc.[a]	72,563
30,107	TrustCo Bank Corporation	267,952
6,768	Union Bankshares Corporation	238,910
15,310	United Community Banks, Inc.	436,947
9,339	United Financial Bancorp, Inc.	170,810
739	United Fire Group, Inc.	33,861
1,980	Unum Group	101,237
80	Vienna Insurance Group AG Wiener Versicherung Gruppe	2,364
1,660	Washington Trust Bancorp, Inc.	95,035
25,495	Western Alliance Bancorp[a]	1,353,275
10,395	Western Asset Mortgage Capital Corporation	108,836
140	Westwood Holdings Group, Inc.	9,418
4,969	WSFS Financial Corporation	242,239
41,820	Zions Bancorporation	1,973,068
12	Zurich Insurance Group AG	3,667

	Total	96,035,477

Health Care (6.6%)
8,660	ABIOMED, Inc.[a]	1,460,076
28,355	Acadia Healthcare Company, Inc.[a]	1,354,235
11,944	Aerie Pharmaceuticals, Inc.[a]	580,478
26,279	Alexion Pharmaceuticals, Inc.[a]	3,686,681
4,822	Align Technology, Inc.[a]	898,194
8,990	Amgen, Inc.	1,676,185
207	Ansell, Ltd.	3,627
10,100	Astellas Pharmaceutical, Inc.	128,548
7,614	Asterias Biotherapeutics, Inc.[a]	25,888
232	Atrion Corporation	155,904
1,050	Biogen, Inc.[a]	328,776
13,702	BioMarin Pharmaceutical, Inc.[a]	1,275,245
19,076	Cardiovascular Systems, Inc.[a]	536,989
43,830	Catalent, Inc.[a]	1,749,694
40,625	Celgene Corporation[a]	5,923,938
4,786	Chemed Corporation	967,011
12,055	CIGNA Corporation	2,253,562
7,110	Coherus Biosciences, Inc.[a]	94,919
1,790	CONMED Corporation	93,921
580	Cooper Companies, Inc.	137,524
1,126	Danaher Corporation	96,588
2,440	Dentsply Sirona, Inc.	145,936
12,200	Dexcom, Inc.[a]	596,885
6,150	Edwards Lifesciences Corporation[a]	672,256
800	Eli Lilly and Company	68,432
58,630	Evolent Health, Inc.[a]	1,043,614
2,872	Express Scripts Holding Company[a]	181,855
73,400	GenMark Diagnostics, Inc.[a]	706,842
4,050	GlaxoSmithKline plc ADR	164,430
3,027	Heska Corporation[a]	266,648

Shares	Common Stock (50.4%)	Value
Health Care (6.6%) - continued
16,879	HMS Holdings Corporation[a]	$335,217
74,410	Hologic, Inc.[a]	2,730,103
2,440	INC Research Holdings, Inc.[a]	127,612
15,667	Inogen, Inc.[a]	1,489,932
29,316	Intersect ENT, Inc.[a]	913,193
6,140	Intra-Cellular Therapies, Inc.[a]	96,889
21,228	Ironwood Pharmaceuticals, Inc.[a]	334,766
18,310	Johnson & Johnson	2,380,483
7,720	Kindred Healthcare, Inc.	52,496
720	Laboratory Corporation of America Holdings[a]	108,698
72	Le Noble Age SA	4,800
3,816	Magellan Health Services, Inc.[a]	329,321
1,590	Medpace Holdings, Inc.[a]	50,721
58,945	Medtronic plc	4,584,153
8,590	Merck & Company, Inc.	550,018
1,358	Merck KGaA	151,244
2,658	Mettler-Toledo International, Inc.[a]	1,664,333
38,500	MiMedx Group, Inc.[a]	457,380
21,885	Mylan NVa	686,532
42,230	Myriad Genetics, Inc.[a]	1,527,881
1,968	National Healthcare Corporation	123,138
15,582	Neurocrine Biosciences, Inc.[a]	954,865
26,185	Nevro Corporation[a]	2,379,693
3,697	Novartis AG	317,110
7,782	Novo Nordisk AS	374,149
34,873	NuVasive, Inc.[a]	1,934,057
19,890	Omnicell, Inc.[a]	1,015,385
9,310	PerkinElmer, Inc.	642,111
9,460	Perrigo Company plc	800,789
61,740	Pfizer, Inc.	2,204,118
5,310	Prothena Corporation plc[a]	343,929
5,620	RadNet, Inc.[a]	64,911
44,522	Tactile Systems Technology, Inc.[a]	1,377,956
10,537	Teleflex, Inc.	2,549,638
7,845	Thermo Fisher Scientific, Inc.	1,484,274
3,933	Triple-S Management Corporation[a]	93,133
43,730	UnitedHealth Group, Inc.	8,564,521
5,750	Universal Health Services, Inc.	637,905
25,580	Veeva Systems, Inc.[a]	1,442,968
7,073	Vertex Pharmaceuticals, Inc.[a]	1,075,379
3,100	Waters Corporation[a]	556,512
4,080	West Pharmaceutical Services, Inc.	392,741
26,670	Wright Medical Group NVa	689,953
16,660	Zimmer Biomet Holdings, Inc.	1,950,719
69,140	Zoetis, Inc.	4,408,366

	Total	82,228,973

Industrials (6.9%)
4,575	ABM Industries, Inc.	190,823
9,037	Acco Brands Corporation[a]	107,540
1,708	Adecco SA	133,061
26,124	Advanced Disposal Services, Inc.[a]	658,064
8,367	AECOM[a]	307,989
10,114	Aegion Corporation[a]	235,454
17,815	AGCO Corporation	1,314,213
17,785	AMETEK, Inc.	1,174,521
5,520	ArcBest Corporation	184,644
500	Asahi Glass Company, Ltd.	18,572
1,711	Astec Industries, Inc.	95,833
1,769	Atlas Copco AB	68,722
44,875	AZZ, Inc.	2,185,413
2,610	Barnes Group, Inc.	183,848
1,110	Boeing Company	282,173
8,450	Brink’s Company	711,913
14,812	BWX Technologies, Inc.	829,768

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (50.4%)	Value
Industrials (6.9%) - continued
8,648	CBIZ, Inc.[a]	$140,530
1,601	CIRCOR International, Inc.	87,142
6,500	CK Hutchison Holdings, Ltd.	83,254
7,260	Colfax Corporation[a]	302,306
10,860	Comfort Systems USA, Inc.	387,702
10,155	Costamare, Inc.	62,758
1,250	Crane Company	99,987
309	CSW Industrials, Inc.[a]	13,704
57,094	CSX Corporation	3,097,920
13,541	Cummins, Inc.	2,275,294
9,950	Curtiss-Wright Corporation	1,040,173
500	Dai Nippon Printing Company, Ltd.	11,991
3,000	Delta Air Lines, Inc.	144,660
802	Deutsche Lufthansa AG	22,303
11,250	Dover Corporation	1,028,138
31,463	Eaton Corporation plc	2,416,044
12,910	EMCOR Group, Inc.	895,696
15,080	Encore Wire Corporation	675,207
3,230	EnerSys	223,419
540	Engility Holdings, Inc.[a]	18,727
1,310	ESCO Technologies, Inc.	78,535
9,511	Federal Signal Corporation	202,394
540	Ferguson plc	35,429
351	Finning International, Inc.	8,026
17,327	Fortune Brands Home and Security, Inc.	1,164,894
1,415	Franklin Electric Company, Inc.	63,463
6,116	Gardner Denver Holdings, Inc.[a]	168,312
37,594	General Electric Company	909,023
9,230	Genesee & Wyoming, Inc.[a]	683,112
2,031	Gibraltar Industries, Inc.[a]	63,266
810	Gorman-Rupp Company	26,382
27,655	Granite Construction, Inc.	1,602,607
6,312	GWA Group, Ltd.	12,969
15,180	Harsco Corporation[a]	317,262
13,010	Healthcare Services Group, Inc.	702,150
14,523	Heico Corporation	1,304,311
790	Heidrick & Struggles International, Inc.	16,709
500	Hitachi Transport System, Ltd.	11,587
13,121	Honeywell International, Inc.	1,859,771
1,950	Hubbell, Inc.	226,239
5,350	Huntington Ingalls Industries, Inc.	1,211,454
917	Hyster-Yale Materials Handling, Inc.	70,095
8,853	ICF International, Inc.[a]	477,619
800	Inaba Denki Sangyo Company, Ltd.	33,205
2,280	Ingersoll-Rand plc	203,308
35,770	Interface, Inc.	783,363
1,480	International Seaways, Inc.[a]	29,156
10,200	ITOCHU Corporation	167,125
4,303	ITT Corporation	190,494
6,154	JB Hunt Transport Services, Inc.	683,586
14,500	KAR Auction Services, Inc.	692,230
5,707	Kforce, Inc.	115,281
32,750	Kirby Corporation[a]	2,159,863
400	KITZ Corporation	3,263
5,100	L3 Technologies, Inc.	960,993
2,820	Lincoln Electric Holdings, Inc.	258,538
5,550	Lindsay Corporation	510,045
345	Loomis AB	13,711
1,700	Marubeni Corporation	11,622
22,420	Masco Corporation	874,604
14,410	Masonite International Corporation[a]	997,172
4,438	Meggitt plc	30,998
8,093	Middleby Corporation[a]	1,037,280
1,000	Mitsuboshi Belting, Ltd.	12,070

Shares	Common Stock (50.4%)	Value
Industrials (6.9%) - continued
3,928	Monadelphous Group, Ltd.	$48,518
3,480	Moog, Inc.[a]	290,336
76,750	MRC Global, Inc.[a]	1,342,358
5,331	MYR Group, Inc.[a]	155,345
2,456	National Express Group plc	11,647
7,039	Navigant Consulting, Inc.[a]	119,100
39,125	NCI Building Systems, Inc.[a]	610,350
2,100	Nitto Kogyo Corporation	37,149
1,730	Norfolk Southern Corporation	228,775
740	Northgate plc	4,301
7,070	Old Dominion Freight Line, Inc.	778,478
18,507	On Assignment, Inc.[a]	993,456
20,695	Orbital ATK, Inc.	2,755,746
1,500	Orion Group Holdings, Inc.[a]	9,840
28,245	Oshkosh Corporation	2,331,342
3,946	PageGroup plc	26,353
1,879	Parker Hannifin Corporation	328,863
160	Park-Ohio Holdings Corporation	7,296
26,098	PGT Innovations, Inc.[a]	390,165
1,359	Ply Gem Holdings, Inc.[a]	23,171
7,400	Proto Labs, Inc.[a]	594,220
1,120	Quanex Building Products Corporation	25,704
3,681	Radiant Logistics, Inc.[a]	19,546
15,031	Raven Industries, Inc.	487,004
8,003	Raytheon Company	1,493,200
2,369	RELX NV	50,397
8,600	Rockwell Collins, Inc.	1,124,106
137	Rockwool International AS	37,198
7,668	Roper Industries, Inc.	1,866,391
44,870	Saia, Inc.[a]	2,811,106
215	Schindler Holding AG, Participation Certificate	47,514
996	Siemens AG	140,544
5,229	SKF AB	114,162
1,700	Smiths Group plc	35,954
8,100	Sojitz Corporation	22,413
121,030	Southwest Airlines Company	6,775,259
2,240	SP Plus Corporation[a]	88,480
321	Spirax-Sarco Engineering plc	23,782
10,589	SPX Corporation[a]	310,681
5,321	SPX FLOW, Inc.[a]	205,178
1,420	Stanley Black & Decker, Inc.	214,377
239	Sulzer, Ltd.	28,235
200	Taikisha, Ltd.	5,516
1,700	Teijin, Ltd.	33,539
4,309	Tennant Company	285,256
15,470	Terex Corporation	696,459
800	Toppan Forms Company, Ltd.	8,491
56,430	TPI Composites, Inc.[a]	1,260,646
535	Transcontinental, Inc.	11,058
23,174	TransUnion[a]	1,095,203
15,564	TriMas Corporation[a]	420,228
5,483	TrueBlue, Inc.[a]	123,093
18,750	United Continental Holdings, Inc.[a]	1,141,500
2,730	United Parcel Service, Inc.	327,846
12,642	United Rentals, Inc.[a]	1,753,951
10,690	United Technologies Corporation	1,240,895
3,635	Universal Truckload Services, Inc.	74,336
2,396	Valmont Industries, Inc.	378,808
8,290	Vectrus, Inc.[a]	255,664
1,345	Vinci SA	127,792
9,350	WABCO Holdings, Inc.[a]	1,383,800
25,096	WageWorks, Inc.[a]	1,523,327
36,231	Waste Connections, Inc.	2,534,721
4,752	Watsco, Inc.	765,405

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (50.4%)	Value
Industrials (6.9%) - continued
25,956	Willdan Group, Inc.[a]	$842,532
459	WSP Global, Inc.	19,096
5,646	Xylem, Inc.	353,609
1,725	YIT Oyj	14,115
400	Yuasa Trading Company, Ltd.	14,140

	Total	86,392,088

Information Technology (15.1%)
27,620	2U, Inc.[a]	1,547,825
30,350	Advanced Micro Devices, Inc.[a]	386,963
30,029	Agilent Technologies, Inc.	1,927,862
43,980	Akamai Technologies, Inc.[a]	2,142,706
26,500	Alliance Data Systems Corporation	5,871,075
10,023	Alphabet, Inc., Class Aa	9,759,596
6,247	Alphabet, Inc., Class Ca	5,991,560
1	Alten SA	90
11,872	Ambarella, Inc.[a]	581,847
2,034	American Software, Inc.	23,106
21,445	Amphenol Corporation	1,815,105
63,240	Apple, Inc.	9,746,549
36,084	Applied Materials, Inc.	1,879,616
30,282	Arista Networks, Inc.[a]	5,741,770
19,930	Arrow Electronics, Inc.[a]	1,602,571
2,510	Atkore International Group, Inc.[a]	48,970
11,770	Belden, Inc.	947,838
6,266	Benchmark Electronics, Inc.[a]	213,984
140	BKW FMB Energie	8,411
36,180	Booz Allen Hamilton Holding Corporation	1,352,770
5,452	Brooks Automation, Inc.	165,523
20,250	CA, Inc.	675,945
1,000	Canon, Inc.	34,221
1,491	Capgemini SA	174,781
661	Capital Power Corporation	13,069
18,949	Cavium, Inc.[a]	1,249,497
5,330	CDW Corporation	351,780
95,720	Ciena Corporation[a]	2,102,968
75,820	Cisco Systems, Inc.	2,549,827
6,460	Cognex Corporation	712,409
1,260	CommerceHub, Inc.[a]	26,901
14,030	CommVault Systems, Inc.[a]	853,024
3,296	Comtech Telecommunications Corporation	67,667
6,460	CoreLogic, Inc.[a]	298,581
20,596	Criteo SA ADR[a]	854,734
11,400	Descartes Systems Group, Inc.[a]	311,790
53,990	Dolby Laboratories, Inc.	3,105,505
28,545	DST Systems, Inc.	1,566,550
21,909	eBay, Inc.[a]	842,620
16,412	Endurance International Group Holdings, Inc.[a]	134,578
3,610	Entegris, Inc.[a]	104,149
20,160	Envestnet, Inc.[a]	1,028,160
4,120	Euronet Worldwide, Inc.[a]	390,535
44,044	EVERTEC, Inc.	698,097
2,090	ExlService Holdings, Inc.[a]	121,889
4,920	Extreme Networks, Inc.[a]	58,499
76,660	Facebook, Inc.[a]	13,098,894
11,960	Fidelity National Information Services, Inc.	1,116,944
28,730	Finisar Corporation[a]	636,944
8,205	Fiserv, Inc.[a]	1,058,117
55,840	FLIR Systems, Inc.	2,172,734
3,754	Forrester Research, Inc.	157,105
30,682	Fortinet, Inc.[a]	1,099,643
2,300	FUJIFILM Holdings NPV	89,358

Shares	Common Stock (50.4%)	Value
Information Technology (15.1%) - continued
9,910	Global Payments, Inc.	$941,747
29,489	Guidewire Software, Inc.[a]	2,296,014
27,990	HP, Inc.	558,680
4,697	IAC/InterActiveCorporation[a]	552,273
3,920	II-VI, Inc.[a]	161,308
14,224	Insight Enterprises, Inc.[a]	653,166
44,230	Intel Corporation	1,684,278
15,418	Keysight Technologies, Inc.[a]	642,314
4,100	Konica Minolta Holdings, Inc.	33,686
230	Kulicke and Soffa Industries, Inc.[a]	4,961
12,330	Lam Research Corporation	2,281,543
5,400	Liberty Tripadvisor Holdings, Inc.[a]	66,690
32,880	M/A-COM Technology Solutions Holdings, Inc.[a]	1,466,777
6,844	ManTech International Corporation	302,163
72,996	MasterCard, Inc.	10,307,035
5,790	Maxim Integrated Products, Inc.	276,241
4,680	Methode Electronics, Inc.	198,198
10,500	Microsemi Corporation[a]	540,540
137,396	Microsoft Corporation	10,234,628
22,099	Monolithic Power Systems, Inc.	2,354,648
27,130	National Instruments Corporation	1,144,072
1,100	NEC Networks & System Integration Corporation	26,280
43,960	New Relic, Inc.[a]	2,189,208
8,471	Nice, Ltd. ADR	688,777
9,945	NRG Yield, Inc., Class A	188,657
15,701	NVIDIA Corporation	2,806,868
9,140	NXP Semiconductors NVa	1,033,643
42,761	Oracle Corporation	2,067,494
2,800	Palo Alto Networks, Inc.[a]	403,480
11,570	Paylocity Holding Corporation[a]	564,847
120,463	PayPal Holdings, Inc.[a]	7,713,246
16,873	Pegasystems, Inc.	972,728
4,180	Plexus Corporation[a]	234,414
6,246	Progress Software Corporation	238,410
33,706	Proofpoint, Inc.[a]	2,939,837
33,716	Q2 Holdings, Inc.[a]	1,404,271
56,306	Red Hat, Inc.[a]	6,242,083
7,260	Rudolph Technologies, Inc.[a]	190,938
76,444	Salesforce.com, Inc.[a]	7,141,398
810	ScanSource, Inc.[a]	35,356
123,951	Sequans Communications SA ADR[a]	389,206
16,101	ServiceNow, Inc.[a]	1,892,351
570	Silicon Laboratories, Inc.[a]	45,543
317	SMA Solar Technology AG	12,437
1,169	Sonus Networks, Inc.[a]	8,943
22,200	SS&C Technologies Holdings, Inc.	891,330
18,396	Synopsys, Inc.[a]	1,481,430
20,025	Teradata Corporation[a]	676,645
16,976	Teradyne, Inc.	633,035
3,930	Texas Instruments, Inc.	352,285
740	TiVo Corp	14,689
13,918	Total System Services, Inc.	911,629
27,710	Travelport Worldwide, Ltd.	435,047
4,690	Trimble, Inc.[a]	184,083
45,900	Twitter, Inc.[a]	774,333
16,115	Tyler Technologies, Inc.[a]	2,809,167
2,878	Ultimate Software Group, Inc.[a]	545,669
2,956	Verint Systems, Inc.[a]	123,709
48,208	Virtusa Corporation[a]	1,821,298
98,090	Visa, Inc.	10,322,992
1,603	Western Digital Corporation	138,499
4,435	Xerox Corporation	147,641
19,940	Xilinx, Inc.	1,412,350
2,896	XO Group, Inc.[a]	56,964

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (50.4%)	Value
Information Technology (15.1%) - continued
19,974	Zix Corporation[a]	$97,673

	Total	189,475,097

Materials (1.6%)
500	Adeka Corporation	9,124
560	Alcoa Corporation[a]	26,107
2,576	American Vanguard Corporation	58,990
794	APERAM	41,610
11,644	Axalta Coating Systems, Ltd.[a]	336,744
7,298	Balchem Corporation	593,254
949	BHP Billiton plc	16,746
3,271	BHP Billiton, Ltd.	66,335
11,896	Boise Cascade Company[a]	415,170
7,117	Celanese Corporation	742,090
3,650	CF Industries Holdings, Inc.	128,334
6,720	Chemours Company	340,099
7,461	Continental Building Products, Inc.[a]	193,986
14,013	Crown Holdings, Inc.[a]	836,856
4,500	Daicel Corporation	54,260
6,890	Eastman Chemical Company	623,476
7,620	Ecolab, Inc.	980,008
2,735	Evonik Industries AG	97,783
15,077	Ferro Corporation[a]	336,217
8,150	Ferroglobe Representation & Warranty Insurance Trust[a,c]	1
13,905	FMC Corporation	1,241,856
2,064	Granges AB	23,657
18,373	Graphic Packaging Holding Company	256,303
6,856	Innospec, Inc.	422,672
720	International Paper Company	40,910
800	JSR Corporation	15,211
3,994	Kadant, Inc.	393,609
1,000	Kaneka Corporation	7,770
910	Koppers Holdings, Inc.[a]	41,997
2,103	Kraton Performance Polymers, Inc.[a]	85,045
4,000	Kuraray Company, Ltd.	74,839
2,300	Kyoei Steel, Ltd.	35,892
4,250	Martin Marietta Materials, Inc.	876,478
7,600	Materion Corporation	327,940
491	Mondi plc	13,201
11,843	Myers Industries, Inc.	248,111
4,290	Neenah Paper, Inc.	367,010
200	Nippon Shokubai Company, Ltd.	14,137
12,980	Norsk Hydro ASA	94,712
6,160	Nucor Corporation	345,206
49,010	Nutanix, Inc.[a]	1,097,334
3,000	Oji Holdings Corporation	16,199
21,368	OMNOVA Solutions, Inc.[a]	233,980
59,830	Owens-Illinois, Inc.[a]	1,505,323
2,137	Packaging Corporation of America	245,071
84,760	Quantenna Communications, Inc.[a]	1,424,816
500	Rengo Company, Ltd.	2,976
364	Rio Tinto, Ltd.	19,079
12,680	RPM International, Inc.	650,991
7,090	Ryerson Holding Corporation[a]	76,927
6,670	Schnitzer Steel Industries, Inc.	187,761
4,310	Schweitzer-Mauduit International, Inc.	178,693
4,891	Scotts Miracle-Gro Company	476,090
8,410	Sensient Technologies Corporation	646,897
905	Solvay SA	135,295
38,520	Steel Dynamics, Inc.	1,327,784
100	Sumitomo Seika Chemicals Company, Ltd.	4,783
1,400	Toagosei Company, Ltd.	18,768
5,355	UPM-Kymmene Oyj	145,286

Shares	Common Stock (50.4%)	Value
Materials (1.6%) - continued
1,250	W. R. Grace & Company	$90,188
13,720	Westrock Company	778,336
400	Yamato Kogyo Company, Ltd.	10,842

	Total	20,097,165

Real Estate (1.3%)
1,397	Alstria Office REIT AG	19,970
7,150	American Assets Trust, Inc.	284,356
5,452	Ares Commercial Real Estate Corporation	72,566
32,008	Armada Hoffler Properties, Inc.	442,030
534	Artis Real Estate Investment Trust	5,658
2,440	Ashford Hospitality Prime, Inc.	23,180
2,910	Bluerock Residential Growth REIT, Inc.	32,185
4,919	British Land Company plc	39,714
23,947	Brixmor Property Group, Inc.	450,204
6,750	Camden Property Trust	617,288
6,314	Cedar Realty Trust, Inc.	35,485
9,119	Chatham Lodging Trust	194,417
3,694	City Office REIT, Inc.	50,866
25,303	Cousins Properties, Inc.	236,330
12,620	CyrusOne, Inc.	743,697
100	Daito Trust Construction Company, Ltd.	18,218
18,100	DDR Corporation	165,796
10,165	DEXUS Property Group	75,855
5,100	Digital Realty Trust, Inc.	603,483
6,900	Douglas Emmett, Inc.	271,998
21,550	Duke Realty Corporation	621,071
7,500	Equity Commonwealth[a]	228,000
1,440	Equity Lifestyle Properties, Inc.	122,515
4,210	Franklin Street Properties Corporation	44,710
23,400	General Growth Properties, Inc.	486,018
887	H&R Real Estate Investment Trust	15,312
7,000	Hang Lung Properties, Ltd.	16,666
7,070	HFF, Inc.	279,689
14,510	Highwoods Properties, Inc.	755,826
11,060	Hospitality Properties Trust	315,099
31,748	Host Hotels & Resorts, Inc.	587,021
12,000	Hysan Development Company, Ltd.	56,617
23,128	InfraREIT, Inc.	517,373
8,917	Invitation Homes, Inc.	201,970
13,364	Liberty Property Trust	548,726
7,125	Mid-America Apartment Communities, Inc.	761,520
23,630	Monmouth Real Estate Investment Corporation	382,570
10,526	National Storage Affiliates Trust	255,150
245	One Liberty Properties, Inc.	5,968
15,118	Outfront Media, Inc.	380,671
16,583	Pebblebrook Hotel Trust	599,310
13,740	Physicians Realty Trust	243,610
4,780	Ramco-Gershenson Properties Trust	62,188
1,240	RE/MAX Holdings, Inc.	78,802
1,930	Realogy Holdings Corporation	63,594
15,240	Retail Properties of America, Inc.	200,101
190	RMR Group, Inc.	9,757
3,000	Road King Infrastructure, Ltd.	4,847
750	Saul Centers, Inc.	46,433
10,364	SBA Communications Corporation[a]	1,492,934
17,824	Stockland	60,193
28,750	Summit Hotel Properties, Inc.	459,713
2,000	Sun Hung Kai Properties, Ltd.	32,580
1,500	Swire Pacific, Ltd.	14,603

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (50.4%)	Value
Real Estate (1.3%) - continued
731	TAG Immobilien AG	$12,297
19,251	Terreno Realty Corporation	696,501
16,030	UDR, Inc.	609,621
6,557	Urstadt Biddle Properties, Inc.	142,287
13,970	Weyerhaeuser Company	475,399
8,600	Wing Tai Holdings, Ltd.	13,709
6,377	Xenia Hotels & Resorts, Inc.	134,236

	Total	16,418,503

Telecommunications Services (0.1%)
16,870	AT&T, Inc.	660,798
910	Freenet AG	30,454
26,380	KCOM Group plc	34,996
2,500	Nippon Telegraph & Telephone Corporation	114,552
12,000	NTT DOCOMO, Inc.	274,281
952	Proximus SA	32,819
760	Spok Holdings, Inc.	11,666
3,284	TDC AS	19,259
2,800	Telefonica Deutschland Holding AG	15,735
8,046	Telenor ASA	170,451
9,018	Verizon Communications, Inc.	446,301
8,394	Vonage Holdings Corporation[a]	68,327

	Total	1,879,639

Utilities (0.6%)
20,950	AES Corporation	230,869
1,010	Alliant Energy Corporation	41,986
1,770	American States Water Company	87,172
2,095	Artesian Resources Corporation	79,191
557	Canadian Utilities, Ltd.	17,298
3,600	Chubu Electric Power Company, Inc.	44,740
21,700	CMS Energy Corporation	1,005,144
623	Connecticut Water Service, Inc.	36,944
1,640	Consolidated Water Company, Ltd.	20,992
480	Duke Energy Corporation	40,282
840	Edison International, Inc.	64,823
200	Electric Power Development Company, Ltd.	5,024
8,848	Electricidade de Portugal SA	33,363
86	Elia System Operator SA	4,982
3,751	Eversource Energy	226,710
10,450	MDU Resources Group, Inc.	271,178
1,487	Middlesex Water Company	58,394
7,870	New Jersey Resources Corporation	331,721
6,880	NorthWestern Corporation	391,747
1,930	NRG Energy, Inc.	49,389
37,343	OGE Energy Corporation	1,345,468
5,800	Osaka Gas Company, Ltd.	107,801
7,880	PG&E Corporation	536,549
13,350	PNM Resources, Inc.	538,005
1,900	Portland General Electric Company	86,716
14,900	Public Service Enterprise Group, Inc.	689,125
6,005	Redes Energeticas Nacionais SGPS SA	19,570
5,140	Southwest Gas Holdings, Inc.	398,967
1,880	Spire, Inc.	140,342
570	UGI Corporation	26,710
272	Unitil Corporation	13,453
451	Verbund AG	10,637

	Total	6,955,292

	Total Common Stock (cost $478,187,296)	630,836,273

Shares	Registered Investment Companies (31.3%)	Value
Affiliated Equity Holdings (28.5%)
3,563,837	Thrivent Large Cap Stock Portfolio	$49,249,734
3,311,080	Thrivent Large Cap Value Portfolio	59,254,763
3,656,772	Thrivent Mid Cap Stock Portfolio	70,895,294
12,302,797	Thrivent Partner Worldwide Allocation Portfolio	131,387,720
2,246,652	Thrivent Small Cap Stock Portfolio	44,838,230

	Total	355,625,741

Affiliated Fixed Income Holdings (1.9%)
1,842,169	Thrivent High Yield Portfolio	9,013,547
481,014	Thrivent Income Portfolio	4,961,223
952,578	Thrivent Limited Maturity Bond Portfolio	9,410,135

	Total	23,384,905

Equity Funds/Exchange Traded Funds (0.9%)
440	iShares MSCI EAFE Index Fund	30,131
15,525	iShares Russell 2000 Growth Index Fund	2,778,354
2,246	iShares Russell 2000 Index Fund	332,813
4,860	iShares Russell 2000 Value Index Fund	603,223
8,520	Materials Select Sector SPDR Fund	483,936
20,766	SPDR S&P 500 ETF Trust	5,217,042
24,860	SPDR S&P Biotech ETF	2,152,130
90	SPDR S&P MidCap 400 ETF Trust	29,370

	Total	11,626,999

	Total Registered Investment Companies (cost $333,267,620)	390,637,645

Principal Amount	Long-Term Fixed Income (2.3%)	Value
Collateralized Mortgage Obligations (<0.1%)
	MASTR Alternative Loans Trust
$23,972	1.687%, (LIBOR 1M + 0.450%), 12/25/2035, Ser. 2005-6, Class 2A1[e]	11,905
	Residential Asset Securitization Trust
43,628	1.617%, (LIBOR 1M + 0.380%), 8/25/2037, Ser. 2007-A8, Class 2A3[e]	11,960
	Sequoia Mortgage Trust
96,946	3.559%, 9/20/2046, Ser. 2007-1, Class 4A1	80,737
	WaMu Mortgage Pass Through Certificates
42,017	3.232%, 9/25/2036, Ser. 2006-AR10, Class 1A2	39,690
62,527	3.039%, 10/25/2036, Ser. 2006-AR12, Class 1A1	60,788

	Total	205,080

Mortgage-Backed Securities (1.1%)
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
1,325,000	4.000%, 10/1/2047[b]	1,394,666
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,850,000	3.000%, 10/1/2047[b]	1,855,059
4,875,000	3.500%, 10/1/2047[b]	5,023,726
3,375,000	4.000%, 10/1/2047[b]	3,552,187

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (2.3%)	Value
Mortgage-Backed Securities (1.1%) - continued
$1,575,000	4.500%, 10/1/2047[b]	$1,689,987

	Total	13,515,625

U.S. Government and Agencies (1.2%)
	Tennessee Valley Authority
165,000	5.250%, 9/15/2039	216,261
	U.S. Treasury Bonds
2,413,000	2.500%, 5/15/2046	2,240,791
	U.S. Treasury Bonds, TIPS
1,339,312	0.625%, 1/15/2026	1,356,584
506,700	0.375%, 1/15/2027	500,270
	U.S. Treasury Notes
225,000	0.875%, 3/31/2018	224,577
400,000	1.000%, 11/30/2018	398,172
2,520,000	0.750%, 2/15/2019	2,496,966
360,000	1.000%, 10/15/2019	356,414
825,000	1.500%, 10/31/2019	824,903
665,000	1.375%, 9/30/2020	659,935
1,215,000	1.125%, 8/31/2021	1,183,818
250,000	2.125%, 9/30/2021	252,959
140,000	1.875%, 2/28/2022	139,995
250,000	1.625%, 8/15/2022	246,728
1,870,000	2.000%, 4/30/2024	1,854,879
500,000	2.125%, 7/31/2024	499,004
2,100,000	2.250%, 11/15/2024	2,109,680
200,000	2.000%, 11/15/2026	194,812

	Total	15,756,748

	Total Long-Term Fixed Income (cost $29,586,556)	29,477,453

Shares	Preferred Stock (<0.1%)	Value
Consumer Staples (<0.1%)
1,303	Henkel AG & Company KGaA, 1.620%	177,523

	Total	177,523

	Total Preferred Stock (cost $178,713)	177,523

Shares or Principal Amount	Short-Term Investments (17.0%)[f]	Value
	Federal Home Loan Bank Discount Notes
1,000,000	1.020%, 10/18/2017[g]	999,560
300,000	1.030%, 11/3/2017[g]	299,733
1,700,000	1.040%, 11/10/2017[g]	1,698,159
200,000	1.020%, 11/13/2017[g]	199,767
5,300,000	1.039%, 11/15/2017[g]	5,293,523
600,000	1.035%, 11/17/2017[g]	599,233
600,000	1.040%, 11/28/2017[g]	599,050
2,000,000	1.040%, 12/22/2017[g]	1,995,320
100,000	1.040%, 12/27/2017[g]	99,752
	Thrivent Core Short-Term Reserve Fund
19,959,351	1.340%	199,593,514

Shares or Principal Amount	Short-Term Investments (17.0%)[f]	Value
	U.S. Treasury Bills
1,000,000	1.100%, 10/5/2017[g]	$999,940

	Total Short-Term Investments (cost $212,376,360)	212,377,551

	Total Investments (cost $1,053,596,545) 101.0%	$1,263,506,445

	Other Assets and Liabilities, Net (1.0%)	(12,934,814)

	Total Net Assets 100.0%	$1,250,571,631

a	Non-income producing security.
b	Denotes investments purchased on a when-issued or delayed delivery basis.
c

Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the Notes to Financial Statements.

d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of September 29, 2017, the value of these investments was $72,602 or 0.0% of total net assets.

e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 29, 2017.
f	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
g	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.
TIPS	-	Treasury Inflation Protected Security

Reference Rate Index:
LIBOR 1M	- ICE Libor USD Rate 1 Month

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 29, 2017, in valuing Aggressive Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	95,103,017	93,673,521	1,429,496	–
Consumer Staples	17,453,734	16,566,416	887,318	–
Energy	18,797,288	17,948,489	848,652	147
Financials	96,035,477	93,894,011	2,141,466	–
Health Care	82,228,973	81,249,495	979,478	–
Industrials	86,392,088	84,852,266	1,539,822	–
Information Technology	189,475,097	189,082,764	392,333	–
Materials	20,097,165	19,178,659	918,505	1
Real Estate	16,418,503	16,032,264	386,239	–
Telecommunications Services	1,879,639	1,187,092	692,547	–
Utilities	6,955,292	6,711,877	243,415	–
Registered Investment Companies
Affiliated Equity Holdings	355,625,741	355,625,741	–	–
Affiliated Fixed Income Holdings	23,384,905	23,384,905	–	–
Equity Funds/Exchange Traded Funds	11,626,999	11,626,999	–	–
Long-Term Fixed Income
Collateralized Mortgage Obligations	205,080	–	205,080	–
Mortgage-Backed Securities	13,515,625	–	13,515,625	–
U.S. Government and Agencies	15,756,748	–	15,756,748	–
Preferred Stock
Consumer Staples	177,523	–	177,523	–
Short-Term Investments	12,784,037	–	12,784,037	–

Subtotal Investments in Securities	$1,063,912,931	$1,011,014,499	$52,898,284	$148

Other Investments *	Total
Short-Term Investments	199,593,514

Subtotal Other Investments	$199,593,514

Total Investments at Value	$1,263,506,445

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	5,760,061	5,760,061	–	–

Total Asset Derivatives	$5,760,061	$5,760,061	$–	$–

Liability Derivatives
Futures Contracts	7,814,564	7,814,564	–	–

Total Liability Derivatives	$7,814,564	$7,814,564	$–	$–

There were no significant transfers between Levels during the period ended September 29, 2017. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

The following table presents Aggressive Allocation Portfolio’s futures contracts held as of September 29, 2017. Investments and/or cash totaling $12,784,037 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 5-Yr. U.S. Treasury Bond Future	24	December 2017	$2,847,262	$2,820,000	($27,262)
CBOT U.S. Long Bond	10	December 2017	1,555,111	1,528,125	(26,986)
CME E-mini Russell 2000 Index	296	December 2017	21,893,628	22,094,920	201,292
CME Ultra Long Term U.S. Treasury Bond	8	December 2017	1,345,339	1,321,000	(24,339)
ICE mini MSCI EAFE Index	1,622	December 2017	158,895,495	160,448,241	1,552,746
ICE US mini MSCI Emerging Markets Index	477	December 2017	26,056,397	25,979,805	(76,592)
S&P 500 Index Futures	298	December 2017	183,488,994	187,449,450	3,960,456
Total Futures Long Contracts					$5,559,315
CBOT 10-Yr. U.S. Treasury Bond Future	(27)	December 2017	($3,422,164)	($3,383,438)	$38,726
CBOT 2-Yr. U.S. Treasury Note	(11)	December 2017	(2,379,576)	(2,372,735)	6,841
CME E-mini NASDAQ 100 Index	(714)	December 2017	(84,644,082)	(85,430,100)	(786,018)
S&P 400 Index Mini-Futures	(852)	December 2017	(146,120,273)	(152,993,640)	(6,873,367)
Total Futures Short Contracts					($7,613,818)
Total Futures Contracts					($2,054,503)

Reference Description:

CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australasia and Far East
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International
S&P	-	Standard & Poor’s

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Short-Term Reserve Fund is established for the sole use of affiliated portfolios. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending for the Portfolio. Thrivent Cash Management Trust is established for the sole use of affiliated portfolios.

A summary of transactions (in thousands) for the fiscal year to date, in Aggressive Allocation Portfolio, is as follows:

Portfolio	Value 12/31/2016	Gross Purchases	Gross Sales	Gain/ (Loss)	Unrealized Appreciation/ (Depreciation)	Shares Held at 9/29/2017	Value 9/29/2017	Income Earned 1/1/2017 - 9/29/2017
Small Cap Stock	$38,931	$2,631	$–	$–	$9,088	2,247	$44,838	$147
Mid Cap Stock	63,972	5,652	–	–	17,998	3,657	70,895	240
Partner Worldwide Allocation	109,498	2,621	–	–	(587)	12,303	131,388	2,621
Large Cap Value	53,389	2,366	–	–	15,286	3,311	59,255	784
Large Cap Stock	42,283	895	–	–	11,369	3,564	49,250	602
High Yield	8,436	357	–	–	161	1,842	9,014	357
Income	4,714	132	–	–	98	481	4,961	121
Limited Maturity Bond	9,208	135	–	–	36	953	9,410	135
Cash Management Trust- Collateral Investment	1,165	–	1,165	–	–	–	–	–
Core Short-Term Reserve Fund	116,059	177,862	94,327	–	–	19,959	199,594	1,475
Total Value and Income Earned	$447,655			$–	$53,449		$578,605	$6,482

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Bank Loans (0.9%)[a]	Value
Basic Materials (0.1%)
	Arch Coal, Inc., Term Loan
$375,000	0.000%, (LIBOR 3M + 3.250%), 3/7/2024[b,c]	$376,054
	Big River Steel, LLC, Term Loan
385,000	6.333%, (LIBOR 3M + 5.000%), 8/15/2023[d]	388,850
	Chemours Company, Term Loan
501,644	3.740%, (LIBOR 1M + 2.500%), 5/12/2022	504,152
	Contura Energy, Inc., Term Loan
664,450	6.280%, (LIBOR 2M + 5.000%), 3/17/2024	653,652
	Ineos Finance, LLC, Term Loan
847,692	3.985%, (LIBOR 1M + 2.750%), 3/31/2022	853,168
	Peabody Energy Corporation, Term Loan
146,568	4.735%, (LIBOR 1M + 3.500%), 3/31/2022	147,210
	Tronox Finance, LLC, Term Loan
870,000	0.000%, (LIBOR 3M + 3.000%), 9/14/2024[b,c]	873,080

	Total	3,796,166

Capital Goods (0.1%)
	Advanced Disposal Services, Inc., Term Loan
384,214	3.947%, (LIBOR 1W + 2.750%), 11/10/2023	386,454
	Berry Plastics Corporation, Term Loan
466,231	3.485%, (LIBOR 1M + 2.250%), 2/8/2020	467,606
190,000	3.485%, (LIBOR 1M + 2.250%), 1/6/2021	190,523
573,559	3.485%, (LIBOR 1M + 2.250%), 1/19/2024	573,880
	Cortes NP Intermediate Holding II Corporation, Term Loan
1,280,000	5.239%, (LIBOR 1M + 4.000%), 11/30/2023	1,289,063
	Sterigenics-Nordion Holdings, LLC, Term Loan
880,575	4.235%, (LIBOR 1M + 3.000%), 5/15/2022[d]	880,575

	Total	3,788,101

Communications Services (0.3%)
	Altice Financing SA, Term Loan
344,138	4.054%, (LIBOR 3M + 2.750%), 7/15/2025	344,354
	Beasley Broadcast Group, Inc., Term Loan
281,208	7.238%, (LIBOR 1M + 6.000%), 11/1/2023	284,020
	Cengage Learning Acquisitions, Term Loan
458,836	5.485%, (LIBOR 1M + 4.250%), 6/7/2023	422,047
	CenturyLink, Inc., Term Loan
795,000	2.750%, (LIBOR 1M + 2.750%), 1/31/2025[b,c]	769,958

Principal Amount	Bank Loans (0.9%)[a]	Value
Communications Services (0.3%) - continued
	Charter Communications Operating, LLC, Term Loan
$396,891	3.240%, (LIBOR 1M + 2.000%), 7/1/2020	$398,070
396,891	3.240%, (LIBOR 1M + 2.000%), 1/3/2021	397,828
	Coral-US Co-Borrower, LLC, Term Loan
1,580,000	4.735%, (LIBOR 1M + 3.500%), 11/19/2024	1,562,225
	Frontier Communications Corporation, Term Loan
708,225	4.990%, (LIBOR 1M + 3.750%), 6/1/2024	671,489
	Hargray Merger Subsidiary Corporation, Term Loan
274,313	4.235%, (LIBOR 1M + 3.000%), 3/24/2024	275,114
	Intelsat Jackson Holdings SA, Term Loan
267,851	4.071%, (LIBOR 3M + 2.750%), 6/30/2019	266,873
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
2,765,000	4.804%, (LIBOR 3M + 3.500%), 1/7/2022[d]	2,571,450
170,000	8.054%, (LIBOR 3M + 6.750%), 7/7/2023[d]	167,025
	LTS Buyer, LLC, Term Loan
759,564	4.485%, (LIBOR 1M + 3.250%), 4/13/2020	760,043
	McGraw-Hill Global Education Holdings, LLC, Term Loan
794,937	5.235%, (LIBOR 1M + 4.000%), 5/4/2022	779,746
	Mediacom Illinois, LLC, Term Loan
701,475	3.450%, (LIBOR 1W + 2.250%), 2/15/2024	702,057
	NEP/NCP Holdco, Inc., Term Loan
830,771	4.485%, (LIBOR 1M + 3.250%), 7/21/2022	828,346
49,499	8.231%, (LIBOR 1M + 7.000%), 1/23/2023	49,746
	New LightSquared, Term Loan
194,490	20.134%,PIK 9.97%, (LIBOR 3M + 8.750%), 12/7/2020[e]	181,945
	Raycom TV Broadcasting, LLC, Term Loan
260,000	3.987%, (LIBOR 1M + 2.750%), 8/18/2024[d]	261,300
	SBA Senior Finance II, LLC, Term Loan
527,850	3.490%, (LIBOR 1M + 2.250%), 6/10/2022	528,578
	SFR Group SA, Term Loan
309,225	4.061%, (LIBOR 3M + 2.750%), 6/22/2025	307,602
	Sprint Communications, Inc., Term Loan
1,373,100	3.750%, (LIBOR 1M + 2.500%), 2/2/2024	1,373,965
	Syniverse Holdings, Inc., Term Loan
683,347	4.333%, (LIBOR 3M + 3.000%), 4/23/2019	660,284

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Bank Loans (0.9%)[a]	Value
Communications Services (0.3%) - continued
	TNS, Inc., Term Loan
$643,159	5.240%, (LIBOR 1M + 4.000%), 2/15/2020[b,c]	$644,162
	Univision Communications, Inc., Term Loan
966,059	3.985%, (LIBOR 1M + 2.750%), 3/15/2024	957,007
	Virgin Media Bristol, LLC, Term Loan
1,385,000	3.984%, (LIBOR 1M + 2.750%), 1/31/2025	1,389,681
	WideOpenWest Finance, LLC, Term Loan
1,045,000	4.484%, (LIBOR 1M + 3.250%), 8/6/2023	1,042,388

	Total	18,597,303

Consumer Cyclical (0.1%)
	Amaya Holdings BV, Term Loan
1,348,725	4.833%, (LIBOR 3M + 3.500%), 8/1/2021	1,352,096
	Burlington Coat Factory Warehouse Corporation, Term Loan
728,516	3.990%, (LIBOR 1M + 2.750%), 7/29/2021	729,886
	Ceridian HCM Holding, Inc., Term Loan
326,788	4.737%, (LIBOR 1M + 3.500%), 9/15/2020	326,379
	Four Seasons Hotels, Ltd., Term Loan
587,043	3.735%, (LIBOR 1M + 2.500%), 11/30/2023	590,894
	Golden Entertainment, Inc., Term Loan
970,000	0.000%, (LIBOR 3M + 3.000%), 8/15/2024[b,c]	963,938
155,000	0.000%, (LIBOR 3M + 7.000%), 8/15/2025[b,c,d]	155,000
	IMG Worldwide, Inc., Term Loan
266,667	8.490%, (LIBOR 1M + 7.250%), 5/6/2022	269,333
	Mohegan Tribal Gaming Authority, Term Loan
774,535	5.235%, (LIBOR 1M + 4.000%), 10/13/2023[b,c]	781,452
	Scientific Games International, Inc., Term Loan
1,470,000	4.514%, (LIBOR 2M + 3.250%), 8/14/2024	1,471,382

	Total	6,640,360

Consumer Non-Cyclical (0.1%)
	Air Medical Group Holdings, Inc., Term Loan
1,511,182	5.237%, (LIBOR 1M + 4.000%), 4/28/2022	1,508,915
	Albertson’s, LLC, Term Loan
801,726	4.317%, (LIBOR 3M + 3.000%), 6/22/2023	769,657
	Endo Luxembourg Finance Company I SARL., Term Loan
468,825	5.500%, (LIBOR 1M + 4.250%), 4/27/2024	472,927

Principal Amount	Bank Loans (0.9%)[a]	Value
Consumer Non-Cyclical (0.1%) - continued
	Grifols Worldwide Operations USA, Inc., Term Loan
$577,100	3.447%, (LIBOR 1W + 2.250%), 1/23/2025	$577,977
	JBS USA LUX SA, Term Loan
1,159,175	3.804%, (LIBOR 3M + 2.500%), 10/30/2022	1,144,685
	Ortho-Clinical Diagnostics, Inc., Term Loan
1,012,431	5.083%, (LIBOR 3M + 3.750%), 6/30/2021	1,014,861
	Revlon Consumer Products Corporation, Term Loan
497,487	4.735%, (LIBOR 1M + 3.500%), 9/7/2023	444,943
	Valeant Pharmaceuticals International, Inc., Term Loan
1,516,577	5.990%, (LIBOR 1M + 4.750%), 4/1/2022	1,543,269

	Total	7,477,234

Energy (<0.1%)
	Expro Holdings UK 2, Ltd., Term Loan
436,500	6.066%, (LIBOR 3M + 4.750%), 9/2/2021	282,363
	Houston Fuel Oil Terminal, LLC, Term Loan
823,211	4.830%, (LIBOR 3M + 3.500%), 8/19/2021	823,729
	MEG Energy Corporation, Term Loan
373,125	4.833%, (LIBOR 3M + 3.500%), 12/31/2023	371,375
	MRC Global US, Inc., Term Loan
280,000	0.000%, (LIBOR 1M + 3.500%), 9/15/2024[b,c,d]	282,800
	Pacific Drilling SA, Term Loan
473,962	4.875%, (LIBOR 3M + 3.500%), 6/3/2018	135,378

	Total	1,895,645

Financials (0.1%)
	ASP AMC Merger Sub, Inc., Term Loan
1,003,109	4.833%, (LIBOR 3M + 3.500%), 4/13/2024	988,895
	Avolon TLB Borrower 1 (Luxembourg) SARL, Term Loan
533,663	3.986%, (LIBOR 1M + 2.750%), 3/20/2022	534,660
	Digicel International Finance, Ltd., Term Loan
315,000	5.070%, (LIBOR 3M + 3.750%), 5/10/2024	315,788
	DJO Finance, LLC, Term Loan
539,000	4.486%, (LIBOR 1M + 3.250%), 6/7/2020	538,100
	MoneyGram International, Inc., Term Loan
829,418	4.583%, (LIBOR 3M + 3.250%), 3/28/2020	827,867

	Total	3,205,310

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Bank Loans (0.9%)[a]	Value
Technology (0.1%)
	First Data Corporation, Term Loan
$971,624	3.737%, (LIBOR 1M + 2.500%), 4/26/2024	$974,578
	Harland Clarke Holdings Corporation, Term Loan
105,894	7.333%, (LIBOR 3M + 6.000%), 12/31/2021	106,423
699,534	6.833%, (LIBOR 3M + 5.500%), 2/9/2022[b,c]	702,598
	Micron Technologies, Inc., Term Loan
253,715	3.740%, (LIBOR 1M + 2.500%), 4/26/2022	255,322
	ON Semiconductor Corporation, Term Loan
178,692	3.485%, (LIBOR 1M + 2.250%), 3/31/2023	179,231
	Rackspace Hosting, Inc., Term Loan
658,350	4.311%, (LIBOR 3M + 3.000%), 11/3/2023	656,540
	Western Digital Corporation, Term Loan
1,111,600	3.985%, (LIBOR 1M + 2.750%), 4/29/2023	1,117,436
	Xerox Business Services, LLC, Term Loan
626,842	5.235%, (LIBOR 1M + 4.000%), 12/7/2023	628,804

	Total	4,620,932

Transportation (<0.1%)
	Arctic LNG Carriers, Ltd., Term Loan
1,147,125	5.735%, (LIBOR 1M + 4.500%), 5/18/2023	1,155,017
	OSG Bulk Ships, Inc., Term Loan
589,232	5.570%, (LIBOR 3M + 4.250%), 8/5/2019[d]	559,770
	XPO Logistics, Inc., Term Loan
585,000	3.554%, (LIBOR 3M + 2.250%), 10/30/2021	586,024

	Total	2,300,811

Utilities (<0.1%)
	Calpine Corporation, Term Loan
1,032,494	4.090%, (LIBOR 3M + 2.750%), 1/15/2024	1,029,965
	Energy Solutions, LLC, Term Loan
255,000	6.090%, (LIBOR 3M + 4.750%), 5/29/2020[d]	258,825
	HD Supply Waterworks, Term Loan
435,000	4.455%, (LIBOR 6M + 3.000%), 7/21/2024	435,544
	Intergen NV, Term Loan
419,946	5.840%, (LIBOR 3M + 4.500%), 6/13/2020	419,421
	Talen Energy Supply, LLC, Term Loan
367,827	5.235%, (LIBOR 1M + 4.000%), 7/6/2023	358,171

	Total	2,501,926

	Total Bank Loans (cost $55,451,184)	54,823,788

Shares	Common Stock (38.2%)	Value
Consumer Discretionary (5.3%)
55,432	Amazon.com, Inc.[f]	53,289,553

Shares	Common Stock (38.2%)	Value
Consumer Discretionary (5.3%) - continued
72,500	American Axle & Manufacturing Holdings, Inc.[f]	$1,274,550
5,836	American Public Education, Inc.[f]	122,848
1,200	AOKI Holdings, Inc.	15,751
102,750	Aramark	4,172,677
12,650	Ascent Capital Group, Inc.[f]	164,956
4,100	Bandai Namco Holdings, Inc.	140,855
42,240	Barnes & Noble Education, Inc.[f]	274,982
4,589	Barratt Developments plc	37,805
6,124	Berkeley Group Holdings plc	305,200
50,310	BorgWarner, Inc.	2,577,381
1,522	Breville Group, Ltd.	13,536
9,800	Bridgestone Corporation	444,957
70,073	Bright Horizons Family Solutions, Inc.[f]	6,040,993
45,305	Brunswick Corporation	2,535,721
20,950	Buffalo Wild Wings, Inc.[f]	2,214,415
45,111	Burlington Stores, Inc.[f]	4,306,296
52,610	Caleres, Inc.	1,605,657
51,508	Callaway Golf Company	743,260
12,693	Cedar Fair, LP	813,875
8,896	Century Casinos, Inc.[f]	73,036
19,315	Children’s Place, Inc.	2,282,067
3,760	Chipotle Mexican Grill, Inc.[f]	1,157,441
534	Cie Generale des Etablissements Michelin	77,911
5,633	Citi Trends, Inc.	111,928
759,270	Comcast Corporation	29,216,710
99,606	Core-Mark Holding Company, Inc.	3,201,337
30,482	CSS Industries, Inc.	878,491
27,774	Culp, Inc.	909,598
52,889	Delphi Automotive plc	5,204,278
8,400	Denso Corporation	425,127
50,907	Discovery Communications, Inc., Class Cf	1,031,376
32,350	DISH Network Corporation[f]	1,754,340
72,135	Dollar Tree, Inc.[f]	6,262,761
7,340	Domino’s Pizza, Inc.	1,457,357
30,770	DSW, Inc.	660,940
153,182	Duluth Holdings, Inc.[f,g]	3,108,063
23,290	Emerald Expositions Events, Inc.[g]	541,260
18,630	Entravision Communications Corporation	106,191
10,872	Eutelsat Communications	321,839
15,330	Expedia, Inc.	2,206,600
26,935	Extended Stay America, Inc.	538,700
35,590	Five Below, Inc.[f]	1,953,179
2,330	Floor & Decor Holdings, Inc.[f]	90,707
21,790	FTD Companies, Inc.[f]	284,142
45,208	G-III Apparel Group, Ltd.[f]	1,311,936
3,690	Golden Entertainment, Inc.[f]	89,962
140,104	Gray Television, Inc.[f]	2,199,633
72,110	Habit Restaurants, Inc.[f,g]	941,036
84,228	Harley-Davidson, Inc.[g]	4,060,632
39,150	Haverty Furniture Companies, Inc.	1,023,772
3,300	Heiwa Corporation	65,393
7,130	Hemisphere Media Group, Inc.[f]	85,204
37,370	Home Depot, Inc.	6,112,237
26,500	Honda Motor Company, Ltd.	782,824
2,965	Hugo Boss AG	261,622
18,370	Hyatt Hotels Corporation[f]	1,135,082
508	i-CABLE Communications, Ltd.[c,f]	17
12,159	Inchcape plc	140,635
45,764	International Speedway Corporation	1,647,504
947	Ipsos SA	32,777
2,182	JM AB	68,647

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (38.2%)	Value
Consumer Discretionary (5.3%) - continued
29,925	La-Z-Boy, Inc.	$804,982
33,850	Liberty Interactive Corporation[f]	797,844
60,894	Liberty Media Corporation - Liberty SiriusXM[f]	2,549,632
289	Linamar Corporation	17,635
13,461	Lithia Motors, Inc.[g]	1,619,493
132,438	Lowe’s Companies, Inc.	10,587,094
11,281	Marks and Spencer Group plc	53,412
47,660	Michaels Companies, Inc.[f]	1,023,260
64,240	Modine Manufacturing Company[f]	1,236,620
53,050	Nautilus, Inc.[f]	896,545
96,256	Netflix, Inc.[f]	17,456,026
136,370	Newell Brands, Inc.	5,818,908
52,320	News Corporation, Class A	693,763
17,090	News Corporation, Class B	233,278
999	Nexity SA	61,047
1,682	Next plc	118,568
74,200	Nissan Motor Company, Ltd.	735,072
87,310	Norwegian Cruise Line Holdings, Ltd.[f]	4,719,106
112,851	Nutrisystem, Inc.	6,308,371
4,817	O’Reilly Automotive, Inc.[f]	1,037,437
47,705	Oxford Industries, Inc.	3,031,176
35,810	Papa John’s International, Inc.	2,616,637
9,770	Peugeot SA	232,575
239,660	Pinnacle Entertainment, Inc.[f]	5,107,155
26,260	Polaris Industries, Inc.[g]	2,747,584
7,240	Priceline Group, Inc.[f]	13,255,137
34,208	PVH Corporation	4,312,260
7,490	Restaurant Brands International, Inc.	478,461
42,524	Ross Stores, Inc.	2,745,775
30,990	Ruth’s Hospitality Group, Inc.	649,240
1,200	Sangetsu Company, Ltd.	20,629
24,237	Scripps Networks Interactive, Inc.	2,081,716
16,580	Signet Jewelers, Ltd.[g]	1,103,399
138,520	Six Flags Entertainment Corporation	8,441,409
145	SSP Group plc	1,045
12,430	Stamps.com, Inc.[f]	2,518,939
156,634	Starbucks Corporation	8,412,812
11,440	Steven Madden, Ltd.[f]	495,352
7,500	Sumitomo Rubber Industries, Ltd.	137,656
15,090	Systemax, Inc.	398,829
55,266	Taylor Morrison Home Corporation[f]	1,218,615
1,640	Tenneco, Inc.	99,499
79,400	Time, Inc.	1,071,900
105,797	Toll Brothers, Inc.	4,387,402
114,698	Tower International, Inc.	3,119,786
1,800	Toyoda Gosei Company, Ltd.	42,538
62,425	Tupperware Brands Corporation	3,859,113
5,200	TV Asahi Holdings Corporation	103,831
5,322	Ulta Beauty, Inc.[f]	1,203,091
11,540	Vail Resorts, Inc.	2,632,505
36,076	VF Corporation	2,293,351
61,994	Walt Disney Company	6,110,749
8,375	Whirlpool Corporation	1,544,685
88,230	Wingstop, Inc.[g]	2,933,648
2,234	Wolters Kluwer NV	103,244
6,770	Wyndham Worldwide Corporation	713,626
3,300	Yokohama Rubber Company, Ltd.	68,056
105,850	Zoe’s Kitchen, Inc.[f,g]	1,336,885

	Total	313,307,963

Consumer Staples (1.1%)
79,510	Altria Group, Inc.	5,042,524
1,700	Arcs Company, Ltd.	38,340
139,099	Blue Buffalo Pet Products, Inc.[f]	3,943,457
2,144	Coca-Cola Amatil, Ltd.	13,014

Shares	Common Stock (38.2%)	Value
Consumer Staples (1.1%) - continued
195,770	Cott Corporation	$2,938,508
63,860	CVS Health Corporation	5,193,095
127,489	Darling Ingredients, Inc.[f]	2,233,607
92,077	e.l.f. Beauty, Inc.[f,g]	2,076,336
258	Ebro Foods SA	6,114
2,268	ForFarmers BV	29,486
4,085	Grieg Seafood ASA	40,227
62,866	Hain Celestial Group, Inc.[f]	2,586,936
963	Henkel AG & Company KGaA	117,265
14,500	Ingredion, Inc.	1,749,280
19,840	Inter Parfums, Inc.	818,400
700	Kesko Oyj	37,553
2,100	Kewpie Corporation	50,665
13,630	Kimberly-Clark Corporation	1,603,978
1,900	Lawson, Inc.	125,817
5	Lindt & Spruengli AG	28,528
102,370	MGP Ingredients, Inc.[g]	6,206,693
500	Ministop Company, Ltd.	9,711
74,014	Monster Beverage Corporation[f]	4,089,274
35,980	PepsiCo, Inc.	4,009,251
89,840	Pinnacle Foods, Inc.	5,136,153
7,838	Seneca Foods Corporation[f]	270,411
1,200	Seven & I Holdings Company, Ltd.	46,361
111,831	SpartanNash Company	2,948,984
16,697	SUPERVALU, Inc.[f]	363,160
22,181	Unilever NV	1,311,132
20,025	Unilever plc	1,159,033
90,360	US Foods Holding Corporation[f]	2,412,612
117,291	Wal-Mart Stores, Inc.	9,165,119
25,000	Want Want China Holdings, Ltd.	17,614

	Total	65,818,638

Energy (1.3%)
32,500	Anadarko Petroleum Corporation	1,587,625
8,100	Andeavor	835,515
7,956	Arch Coal, Inc.[g]	570,763
208,042	Archrock, Inc.	2,610,927
168,474	BP plc	1,079,243
3,570	C&J Energy Services, Inc.[f]	106,993
137,508	Callon Petroleum Company[f]	1,545,590
65,120	Chevron Corporation	7,651,600
6,295	Cimarex Energy Company	715,553
40,794	Concho Resources, Inc.[f]	5,373,386
27,560	Contango Oil & Gas Company[f]	138,627
20,350	Continental Resources, Inc.[f]	785,714
2,631	Contura Energy, Inc.	155,966
12,580	Delek US Holdings, Inc.	336,263
59,480	Devon Energy Corporation	2,183,511
29,551	EQT Corporation[g]	1,927,907
25,080	Era Group, Inc.[f]	280,645
19,990	Exterran Corporation[f]	631,884
73,175	Exxon Mobil Corporation	5,998,886
151,000	Halliburton Company	6,950,530
23,434	HollyFrontier Corporation	842,921
460	Mammoth Energy Services, Inc.[f]	7,756
300,278	Marathon Oil Corporation	4,071,770
18,750	NCS Multistage Holdings, Inc.[f,g]	451,500
153,143	Newpark Resources, Inc.[f]	1,531,430
127,651	Oil States International, Inc.[f]	3,235,953
6,934	OMV AG	404,251
44,304	Overseas Shipholding Group, Inc.[f]	116,520
30,630	Par Pacific Holdings, Inc.[f]	637,104
109,208	Parsley Energy, Inc.[f]	2,876,539
125,935	Patterson-UTI Energy, Inc.	2,637,079
190,313	Pioneer Energy Services Corporation[f]	485,298
26,880	Pioneer Natural Resources Company	3,965,875

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (38.2%)	Value
Energy (1.3%) - continued
100,814	ProPetro Holding Corporation[f,g]	$1,446,681
10,198	Repsol SA	188,197
312,309	Rowan Companies plc[f]	4,013,171
6,519	Royal Dutch Shell plc	197,443
2,309	Royal Dutch Shell plc, Class A	69,782
14,369	Royal Dutch Shell plc, Class B	442,365
43,610	RPC, Inc.[g]	1,081,092
7,070	Select Energy Services, Inc.[f,g]	112,554
107,157	Smart Sand, Inc.[f,g]	726,524
4,199	Statoil ASA	84,419
214,831	Teekay Tankers, Ltd.[g]	348,026
13,740	TETRA Technologies, Inc.[f]	39,296
2,731	TGS Nopec Geophysical Company ASA	65,116
6,346	Total SA	340,743
6,346	Total SA Rights[d,f]	487
11,458	U.S. Silica Holdings, Inc.[g]	356,000
715,950	Weatherford International plc[f]	3,279,051
262,870	Whiting Petroleum Corporation[f]	1,435,270
306,290	WPX Energy, Inc.[f]	3,522,335

	Total	80,479,676

Financials (7.0%)
1,960	Aareal Bank AG	83,087
6,212	ABN AMRO Group NVh	186,013
11,225	Aegon NV	65,430
35,758	Affiliated Managers Group, Inc.	6,787,941
50,440	AG Mortgage Investment Trust, Inc.	970,466
147,981	AGNC Investment Corporation	3,208,228
63,300	Ally Financial, Inc.	1,535,658
31,310	American International Group, Inc.	1,922,121
39,028	Ameris Bancorp	1,873,344
24,409	Aon plc	3,566,155
11,381	Argo Group International Holdings, Ltd.	699,931
1,990	Associated Banc-Corp	48,257
144,150	Assured Guaranty, Ltd.	5,441,662
89,946	Astoria Financial Corporation	1,933,839
1,574	ASX, Ltd.	64,874
13,920	Australia & New Zealand Banking Group, Ltd.	324,247
45,394	Aviva plc	313,306
40,449	Banco Bilbao Vizcaya Argentaria SA	361,628
102,610	BancorpSouth, Inc.	3,288,650
382,516	Bank of America Corporation	9,692,955
104,119	Bank of New York Mellon Corporation	5,520,389
7,768	Bank of Nova Scotia	499,294
46,202	Bank of the Ozarks, Inc.	2,220,006
27,990	BankFinancial Corporation	444,761
111,625	Beneficial Bancorp, Inc.	1,852,975
40,530	Berkshire Hathaway, Inc.[f]	7,429,960
75,940	Blackstone Group, LP	2,534,118
18,130	Blue Hills Bancorp, Inc.	348,096
152,532	Boston Private Financial Holdings, Inc.	2,524,405
59,170	Brookline Bancorp, Inc.	917,135
19,440	Brown & Brown, Inc.	936,814
16,311	Cadence Bancorporation[f]	373,848
24,550	Capital One Financial Corporation	2,078,403
75,180	Capstead Mortgage Corporation	725,487
75,573	Cathay General Bancorp	3,038,035
118,859	Central Pacific Financial Corporation	3,824,883
41,614	Chemical Financial Corporation	2,174,748
4,680	Cherry Hill Mortgage Investment Corporation	84,708
17,530	Chubb, Ltd.	2,498,901

Shares	Common Stock (38.2%)	Value
Financials (7.0%) - continued
3,526	CI Financial Corporation	$77,118
492,580	Citigroup, Inc.	35,830,269
25,979	Citizens Financial Group, Inc.	983,825
10,190	Clifton Bancorp, Inc.	170,377
2,525	Close Brothers Group plc	49,931
246,100	CNO Financial Group, Inc.	5,743,974
12,142	CNP Assurances	284,646
170,440	CoBiz Financial, Inc.	3,347,442
73,130	Comerica, Inc.	5,576,894
3,900	Concordia Financial Group, Ltd.	19,289
272,727	CYS Investments, Inc.	2,356,361
4,588	Danske Bank AS	183,858
45,033	Direct Line Insurance Group plc	219,540
118,038	Dynex Capital, Inc.	858,136
360,906	E*TRADE Financial Corporation[f]	15,739,111
15,601	Eagle Bancorp, Inc.[f]	1,046,047
104,681	East West Bancorp, Inc.	6,257,830
15,710	Elevate Credit, Inc.[f]	95,988
23,627	Ellington Residential Mortgage REIT[g]	343,064
58,419	Employers Holdings, Inc.	2,655,144
88,020	Enterprise Financial Services Corporation	3,727,647
33,262	Essent Group, Ltd.[f]	1,347,111
984	Euronext NVh	59,904
43,630	Everi Holdings, Inc.[f]	331,152
7,832	FBL Financial Group, Inc.	583,484
3,593	Fidelity Southern Corporation	84,939
168,324	Fifth Third Bancorp	4,709,706
18,018	Financial Institutions, Inc.	518,918
727,454	First BanCorp[f]	3,724,564
29,700	First Busey Corporation	931,392
192,880	First Commonwealth Financial Corporation	2,725,394
12,294	First Connecticut Bancorp, Inc.	328,865
10,303	First Defiance Financial Corporation	540,804
28,580	First Financial Bancorp	747,367
15,350	First Financial Corporation	730,660
26,650	First Interstate BancSystem, Inc.	1,019,363
11,100	First Merchants Corporation	476,523
86,066	First Midwest Bancorp, Inc.	2,015,666
13,610	First of Long Island Corporation	414,425
79,901	First Republic Bank	8,346,458
46,784	FlexiGroup, Ltd.	57,186
39,280	FNF Group	1,864,229
6,234	Franklin Resources, Inc.	277,475
74,670	GAIN Capital Holdings, Inc.	477,141
4,547	Genworth MI Canada, Inc.[g]	134,943
70,590	Goldman Sachs Group, Inc.	16,743,242
40,255	Great Southern Bancorp, Inc.	2,240,191
57,092	Green Bancorp, Inc.[f]	1,350,226
64,460	Hamilton Lane, Inc.	1,730,751
40,946	Hancock Holding Company	1,983,834
156,787	Hanmi Financial Corporation	4,852,558
23,180	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	564,897
3,061	Hannover Rueckversicherung SE	369,178
80,368	Hanover Insurance Group, Inc.	7,790,070
2,763	Hargreaves Lansdown plc	54,827
66,626	Hartford Financial Services Group, Inc.	3,693,079
21,364	Heartland Financial USA, Inc.	1,055,382
87,670	Heritage Commerce Corporation	1,247,544
46,123	Heritage Financial Corporation	1,360,629
1,800	Hokuhoku Financial Group, Inc.	28,973
32,971	Hometrust Bancshares, Inc.[f]	845,706
148,311	Hope Bancorp, Inc.	2,626,588

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (38.2%)	Value
Financials (7.0%) - continued
52,429	Horace Mann Educators Corporation	$2,063,081
35,280	Horizon Bancorp	1,029,118
60,152	Houlihan Lokey, Inc.	2,353,748
140,459	HSBC Holdings plc	1,388,552
293,990	Huntington Bancshares, Inc.	4,104,100
22,959	IBERIABANK Corporation	1,886,082
25,330	Independent Bank Corporation	573,724
19,505	Infinity Property & Casualty Corporation	1,837,371
4,971	ING Groep NV	91,627
1,657	Intact Financial Corporation	136,876
206,855	Interactive Brokers Group, Inc.	9,316,749
132,005	Intercontinental Exchange, Inc.	9,068,743
92,464	Invesco Mortgage Capital. Inc.	1,583,908
114,130	Invesco, Ltd.	3,999,115
85,110	Investors Bancorp, Inc.	1,160,900
202,510	KeyCorp	3,811,238
15,097	Lakeland Bancorp, Inc.	307,979
20,720	Lazard, Ltd.	936,958
93,270	Loews Corporation	4,463,902
1,918	Macquarie Group, Ltd.	137,321
152,785	Maiden Holdings, Ltd.	1,214,641
9,750	MarketAxess Holdings, Inc.	1,798,972
40,110	Meridian Bancorp, Inc.	748,052
12,200	Meta Financial Group, Inc.	956,480
104,640	MetLife, Inc.	5,436,048
105,520	MGIC Investment Corporation[f]	1,322,166
55,580	MidWestOne Financial Group, Inc.	1,876,381
9,200	Mitsubishi UFJ Financial Group, Inc.	59,817
107,400	Mizuho Financial Group, Inc.	188,276
52,170	MTGE Investment Corporation	1,012,098
323	Muenchener Rueckversicherungs- Gesellschaft AG	69,130
10,610	Nasdaq, Inc.	823,018
71,110	National Bank Holdings Corporation	2,537,916
5,114	National Bank of Canada	246,120
26,137	Navigators Group, Inc.	1,525,094
12,171	Nordea Bank AB	165,248
18,013	OFG Bancorp	164,819
39,406	Old Mutual plc	102,652
24,663	Old Second Bancorp, Inc.	331,717
271,799	OM Asset Management plc	4,055,241
32,975	PacWest Bancorp	1,665,567
2,198	Pargesa Holding SA	182,889
6,880	Peoples Bancorp, Inc.	231,099
2,983	Plus500, Ltd.	35,855
74,610	Popular, Inc.	2,681,483
5,235	Power Corporation of Canada	133,041
7,670	Preferred Bank	462,885
26,050	Primerica, Inc.	2,124,377
3,390	Principal Financial Group, Inc.	218,113
85,877	Progressive Corporation	4,158,164
84,940	Provident Financial Services, Inc.	2,265,350
9,596	QCR Holdings, Inc.	436,618
33,700	Raymond James Financial, Inc.	2,841,921
29,045	Renasant Corporation	1,246,030
3,567	Safety Insurance Group, Inc.	272,162
67,943	Sandy Spring Bancorp, Inc.	2,815,558
162,510	Santander Consumer USA Holdings Inc.[f]	2,497,779
3,220	Schroders plc	144,857
5,545	SCOR SE	232,550
96,246	Seacoast Banking Corporation of Florida[f]	2,299,317
3,990	Selective Insurance Group, Inc.	214,861
20,200	Senshu Ikeda Holdings, Inc.	77,817

Shares	Common Stock (38.2%)	Value
Financials (7.0%) - continued
255,770	SLM Corporation[f]	$2,933,682
5,527	Societe Generale	323,888
35,020	State Auto Financial Corporation	918,575
13,332	State Bank Financial Corporation	381,962
32,410	State Street Corporation	3,096,451
91,253	Stifel Financial Corporation	4,878,385
23,392	SVB Financial Group[f]	4,376,409
126,370	Synchrony Financial	3,923,789
225,616	Synovus Financial Corporation	10,391,873
1,617	Talanx AG	65,422
77,704	TD Ameritrade Holding Corporation	3,791,955
10,710	Territorial Bancorp, Inc.	338,115
7,420	TFS Financial Corporation	119,685
193	TMX Group, Ltd.	10,905
51,835	TriCo Bancshares	2,112,276
34,975	TriState Capital Holdings, Inc.[f]	800,928
20,820	Triumph Bancorp, Inc.[f]	671,445
207,623	TrustCo Bank Corporation	1,847,845
37,816	Union Bankshares Corporation	1,334,905
48,590	United Community Banks, Inc.	1,386,759
86,120	United Financial Bancorp, Inc.	1,575,135
6,822	United Fire Group, Inc.	312,584
9,570	Unum Group	489,314
271	Vienna Insurance Group AG Wiener Versicherung Gruppe	8,006
14,570	Washington Trust Bancorp, Inc.	834,133
132,137	Western Alliance Bancorp[f]	7,013,832
95,850	Western Asset Mortgage Capital Corporation	1,003,549
1,295	Westwood Holdings Group, Inc.	87,115
41,829	WSFS Financial Corporation	2,039,164
136,070	Zions Bancorporation	6,419,783
39	Zurich Insurance Group AG	11,918

	Total	414,569,651

Health Care (4.5%)
18,514	ABIOMED, Inc.[f]	3,121,460
60,788	Acadia Healthcare Company, Inc.[f,g]	2,903,235
25,594	Aerie Pharmaceuticals, Inc.[f]	1,243,868
84,103	Alexion Pharmaceuticals, Inc.[f]	11,798,810
12,220	Align Technology, Inc.[f]	2,276,219
34,266	Amgen, Inc.	6,388,896
699	Ansell, Ltd.	12,249
34,400	Astellas Pharmaceutical, Inc.	437,828
70,153	Asterias Biotherapeutics, Inc.[f,g]	238,520
2,139	Atrion Corporation	1,437,408
13,350	Biogen, Inc.[f]	4,180,152
41,244	BioMarin Pharmaceutical, Inc.[f]	3,838,579
40,795	Cardiovascular Systems, Inc.[f]	1,148,379
110,840	Catalent, Inc.[f]	4,424,733
129,997	Celgene Corporation[f]	18,956,163
15,179	Chemed Corporation	3,066,917
38,559	CIGNA Corporation	7,208,219
15,250	Coherus Biosciences, Inc.[f]	203,587
12,380	CONMED Corporation	649,579
2,770	Cooper Companies, Inc.	656,795
4,293	Danaher Corporation	368,254
11,770	Dentsply Sirona, Inc.	703,964
36,720	Dexcom, Inc.[f,g]	1,796,526
13,275	Edwards Lifesciences Corporation[f]	1,451,090
3,050	Eli Lilly and Company	260,897
125,460	Evolent Health, Inc.[f,g]	2,233,188
36,220	Express Scripts Holding Company[f]	2,293,450
156,950	GenMark Diagnostics, Inc.[f]	1,511,428
51,200	GlaxoSmithKline plc ADR	2,078,720
9,581	Heska Corporation[f]	843,990

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
17

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (38.2%)	Value
Health Care (4.5%) - continued
53,542	HMS Holdings Corporation[f]	$1,063,344
238,270	Hologic, Inc.[f]	8,742,126
11,790	INC Research Holdings, Inc.[f]	616,617
33,512	Inogen, Inc.[f]	3,186,991
62,697	Intersect ENT, Inc.[f]	1,953,012
13,170	Intra-Cellular Therapies, Inc.[f]	207,823
45,526	Ironwood Pharmaceuticals, Inc.[f]	717,945
69,740	Johnson & Johnson	9,066,897
71,220	Kindred Healthcare, Inc.	484,296
3,500	Laboratory Corporation of America Holdings[f]	528,395
244	Le Noble Age SA	16,268
23,677	Magellan Health Services, Inc.[f]	2,043,325
14,730	Medpace Holdings, Inc.[f]	469,887
230,045	Medtronic plc	17,890,600
107,360	Merck & Company, Inc.	6,874,261
4,654	Merck KGaA	518,328
8,018	Mettler-Toledo International, Inc.[f]	5,020,551
82,400	MiMedx Group, Inc.[f]	978,912
65,610	Mylan NVf	2,058,186
111,600	Myriad Genetics, Inc.[f]	4,037,688
18,134	National Healthcare Corporation	1,134,644
39,904	Neurocrine Biosciences, Inc.[f]	2,445,317
56,044	Nevro Corporation[f]	5,093,279
12,508	Novartis AG	1,072,873
26,334	Novo Nordisk AS	1,266,105
85,540	NuVasive, Inc.[f]	4,744,048
63,100	Omnicell, Inc.[f]	3,221,255
29,520	PerkinElmer, Inc.	2,035,994
28,420	Perrigo Company plc	2,405,753
299,460	Pfizer, Inc.	10,690,722
11,370	Prothena Corporation plc[f]	736,435
51,790	RadNet, Inc.[f]	598,175
95,219	Tactile Systems Technology, Inc.[f,g]	2,947,028
27,805	Teleflex, Inc.	6,727,976
29,890	Thermo Fisher Scientific, Inc.	5,655,188
36,273	Triple-S Management Corporation[f]	858,945
161,399	UnitedHealth Group, Inc.	31,609,994
12,900	Universal Health Services, Inc.	1,431,126
54,700	Veeva Systems, Inc.[f]	3,085,627
21,374	Vertex Pharmaceuticals, Inc.[f]	3,249,703
6,700	Waters Corporation[f]	1,202,784
12,960	West Pharmaceutical Services, Inc.	1,247,530
80,100	Wright Medical Group NVf	2,072,187
53,280	Zimmer Biomet Holdings, Inc.	6,238,555
216,630	Zoetis, Inc.	13,812,329

	Total	269,792,127

Industrials (5.1%)
22,080	ABM Industries, Inc.	920,957
68,040	Acco Brands Corporation[f]	809,676
5,779	Adecco SA	450,210
134,163	Advanced Disposal Services, Inc.[f]	3,379,566
40,376	AECOM[f]	1,486,241
77,016	Aegion Corporation[f]	1,792,932
45,345	AGCO Corporation	3,345,101
74,188	AMETEK, Inc.	4,899,376
37,020	ArcBest Corporation	1,238,319
1,600	Asahi Glass Company, Ltd.	59,429
15,758	Astec Industries, Inc.	882,606
5,987	Atlas Copco AB	232,581
120,130	AZZ, Inc.	5,850,331
12,600	Barnes Group, Inc.	887,544
13,810	Boeing Company	3,510,640
19,225	Brink’s Company	1,619,706
52,406	BWX Technologies, Inc.	2,935,784

Shares	Common Stock (38.2%)	Value
Industrials (5.1%) - continued
59,424	CBIZ, Inc.[f]	$965,640
14,754	CIRCOR International, Inc.	803,060
22,000	CK Hutchison Holdings, Ltd.	281,782
42,890	Colfax Corporation[f]	1,785,940
75,595	Comfort Systems USA, Inc.	2,698,742
93,712	Costamare, Inc.	579,140
7,540	Crane Company	603,125
2,854	CSW Industrials, Inc.[f]	126,575
209,785	CSX Corporation	11,382,934
43,280	Cummins, Inc.	7,272,338
46,760	Curtiss-Wright Corporation	4,888,290
2,000	Dai Nippon Printing Company, Ltd.	47,963
38,660	Delta Air Lines, Inc.	1,864,185
2,712	Deutsche Lufthansa AG	75,417
47,310	Dover Corporation	4,323,661
100,599	Eaton Corporation plc	7,724,997
64,756	EMCOR Group, Inc.	4,492,771
47,840	Encore Wire Corporation	2,142,036
18,120	EnerSys	1,253,360
2,070	Engility Holdings, Inc.[f]	71,788
12,025	ESCO Technologies, Inc.	720,899
50,828	Federal Signal Corporation	1,081,620
1,827	Ferguson plc	119,868
1,186	Finning International, Inc.	27,118
51,820	Fortune Brands Home and Security, Inc.	3,483,859
13,001	Franklin Electric Company, Inc.	583,095
56,477	Gardner Denver Holdings, Inc.[f]	1,554,247
143,255	General Electric Company	3,463,906
29,290	Genesee & Wyoming, Inc.[f]	2,167,753
18,664	Gibraltar Industries, Inc.[f]	581,384
4,390	Gorman-Rupp Company	142,982
76,118	Granite Construction, Inc.	4,411,038
21,360	GWA Group, Ltd.	43,889
112,880	Harsco Corporation[f]	2,359,192
27,841	Healthcare Services Group, Inc.	1,502,579
33,143	Heico Corporation	2,976,573
7,310	Heidrick & Struggles International, Inc.	154,606
1,600	Hitachi Transport System, Ltd.	37,080
68,854	Honeywell International, Inc.	9,759,366
9,440	Hubbell, Inc.	1,095,229
12,200	Huntington Ingalls Industries, Inc.	2,762,568
4,431	Hyster-Yale Materials Handling, Inc.	338,706
29,125	ICF International, Inc.[f]	1,571,294
2,700	Inaba Denki Sangyo Company, Ltd.	112,067
28,660	Ingersoll-Rand plc	2,555,612
194,693	Interface, Inc.	4,263,777
13,710	International Seaways, Inc.[f]	270,087
34,400	ITOCHU Corporation	563,637
23,338	ITT Corporation	1,033,173
18,473	JB Hunt Transport Services, Inc.	2,051,981
69,070	KAR Auction Services, Inc.	3,297,402
52,630	Kforce, Inc.	1,063,126
89,280	Kirby Corporation[f]	5,888,016
1,100	KITZ Corporation	8,975
15,360	L3 Technologies, Inc.	2,894,285
13,600	Lincoln Electric Holdings, Inc.	1,246,848
17,620	Lindsay Corporation[g]	1,619,278
1,166	Loomis AB	46,340
5,900	Marubeni Corporation	40,334
73,080	Masco Corporation	2,850,851
30,880	Masonite International Corporation[f]	2,136,896
15,070	Meggitt plc	105,260
17,288	Middleby Corporation[f]	2,215,803
4,000	Mitsuboshi Belting, Ltd.	48,280

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
18

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (38.2%)	Value
Industrials (5.1%) - continued
13,292	Monadelphous Group, Ltd.	$164,181
21,110	Moog, Inc.[f]	1,761,207
203,630	MRC Global, Inc.[f]	3,561,489
34,196	MYR Group, Inc.[f]	996,471
8,313	National Express Group plc	39,422
64,957	Navigant Consulting, Inc.[f]	1,099,072
207,760	NCI Building Systems, Inc.[f]	3,241,056
7,000	Nitto Kogyo Corporation	123,829
22,770	Norfolk Southern Corporation	3,011,105
2,506	Northgate plc	14,565
21,257	Old Dominion Freight Line, Inc.	2,340,608
39,576	On Assignment, Inc.[f]	2,124,440
54,548	Orbital ATK, Inc.	7,263,612
13,810	Orion Group Holdings, Inc.[f]	90,594
71,156	Oshkosh Corporation	5,873,216
13,353	PageGroup plc	89,176
7,158	Parker Hannifin Corporation	1,252,793
1,490	Park-Ohio Holdings Corporation	67,944
55,797	PGT Innovations, Inc.[f]	834,165
12,532	Ply Gem Holdings, Inc.[f]	213,671
15,816	Proto Labs, Inc.[f]	1,270,025
10,290	Quanex Building Products Corporation	236,155
33,973	Radiant Logistics, Inc.[f]	180,397
47,672	Raven Industries, Inc.	1,544,573
30,485	Raytheon Company	5,687,891
8,019	RELX NV	170,591
25,880	Rockwell Collins, Inc.	3,382,775
464	Rockwool International AS	125,986
23,092	Roper Industries, Inc.	5,620,593
109,013	Saia, Inc.[f]	6,829,664
729	Schindler Holding AG, Participation Certificate	161,106
3,371	Siemens AG	475,677
17,690	SKF AB	386,217
5,900	Smiths Group plc	124,782
27,400	Sojitz Corporation	75,817
353,534	Southwest Airlines Company	19,790,833
20,630	SP Plus Corporation[f]	814,885
1,086	Spirax-Sarco Engineering plc	80,459
67,691	SPX Corporation[f]	1,986,054
49,064	SPX FLOW, Inc.[f]	1,891,908
5,430	Stanley Black & Decker, Inc.	819,767
811	Sulzer, Ltd.	95,811
900	Taikisha, Ltd.	24,824
5,800	Teijin, Ltd.	114,427
13,667	Tennant Company	904,755
49,100	Terex Corporation	2,210,482
2,700	Toppan Forms Company, Ltd.	28,657
120,730	TPI Composites, Inc.[f]	2,697,108
1,811	Transcontinental, Inc.	37,432
113,264	TransUnion[f]	5,352,857
98,559	TriMas Corporation[f]	2,661,093
46,369	TrueBlue, Inc.[f]	1,040,984
3,000	Tsubakimoto Chain Company	23,977
47,010	United Continental Holdings, Inc.[f]	2,861,969
35,720	United Parcel Service, Inc.	4,289,615
37,999	United Rentals, Inc.[f]	5,271,981
50,020	United Technologies Corporation	5,806,322
33,649	Universal Truckload Services, Inc.	688,122
7,631	Valmont Industries, Inc.	1,206,461
49,938	Vectrus, Inc.[f]	1,540,088
4,550	Vinci SA	432,307
26,490	WABCO Holdings, Inc.[f]	3,920,520
53,663	WageWorks, Inc.[f]	3,257,344
110,344	Waste Connections, Inc.	7,719,666

Shares	Common Stock (38.2%)	Value
Industrials (5.1%) - continued
10,169	Watsco, Inc.	$1,637,921
55,666	Willdan Group, Inc.[f,g]	1,806,918
1,556	WSP Global, Inc.	64,734
27,253	Xylem, Inc.	1,706,855
5,837	YIT Oyj	47,763
1,200	Yuasa Trading Company, Ltd.	42,419

	Total	306,247,805

Information Technology (10.5%)
59,070	2U, Inc.[f,g]	3,310,283
91,140	Advanced Micro Devices, Inc.[f]	1,162,035
100,610	Agilent Technologies, Inc.	6,459,162
118,820	Akamai Technologies, Inc.[f]	5,788,910
78,250	Alliance Data Systems Corporation	17,336,288
32,283	Alphabet, Inc., Class Af	31,434,603
22,907	Alphabet, Inc., Class Cf	21,970,333
3	Alten SA	271
25,403	Ambarella, Inc.[f]	1,245,001
9,868	American Software, Inc.	112,100
64,224	Amphenol Corporation	5,435,919
226,794	Apple, Inc.	34,953,491
82,302	Applied Materials, Inc.	4,287,111
77,158	Arista Networks, Inc.[f]	14,629,928
114,201	Arrow Electronics, Inc.[f]	9,182,902
12,140	Atkore International Group, Inc.[f]	236,851
37,340	Belden, Inc.	3,006,990
30,230	Benchmark Electronics, Inc.[f]	1,032,355
473	BKW FMB Energie	28,416
123,160	Booz Allen Hamilton Holding Corporation	4,604,952
50,251	Brooks Automation, Inc.	1,525,620
87,610	CA, Inc.	2,924,422
3,600	Canon, Inc.	123,196
5,045	Capgemini SA	591,395
2,239	Capital Power Corporation	44,269
40,511	Cavium, Inc.[f]	2,671,295
25,745	CDW Corporation	1,699,170
278,481	Ciena Corporation[f]	6,118,228
486,649	Cisco Systems, Inc.	16,366,006
13,825	Cognex Corporation	1,524,621
4,800	CommerceHub, Inc.[f]	102,480
48,710	CommVault Systems, Inc.[f]	2,961,568
30,393	Comtech Telecommunications Corporation	623,968
36,861	CoreLogic, Inc.[f]	1,703,715
50,739	Criteo SA ADR[f,g]	2,105,669
24,400	Descartes Systems Group, Inc.[f]	667,340
136,320	Dolby Laboratories, Inc.	7,841,126
109,418	DST Systems, Inc.	6,004,860
83,470	eBay, Inc.[f]	3,210,256
78,306	Endurance International Group Holdings, Inc.[f]	642,109
17,420	Entegris, Inc.[f]	502,567
49,530	Envestnet, Inc.[f]	2,526,030
12,390	Euronet Worldwide, Inc.[f]	1,174,448
237,708	EVERTEC, Inc.	3,767,672
10,130	ExlService Holdings, Inc.[f]	590,782
45,290	Extreme Networks, Inc.[f]	538,498
244,970	Facebook, Inc.[f]	41,858,024
45,550	Fidelity National Information Services, Inc.	4,253,915
61,480	Finisar Corporation[f]	1,363,012
31,256	Fiserv, Inc.[f]	4,030,774
241,520	FLIR Systems, Inc.	9,397,543
23,262	Forrester Research, Inc.	973,515
92,021	Fortinet, Inc.[f]	3,298,033

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

19

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (38.2%)	Value
Information Technology (10.5%) - continued
7,700	FUJIFILM Holdings NPV	$299,155
29,810	Global Payments, Inc.	2,832,844
69,236	Guidewire Software, Inc.[f]	5,390,715
106,660	HP, Inc.	2,128,934
14,190	IAC/InterActiveCorporation[f]	1,668,460
8,380	II-VI, Inc.[f]	344,837
83,411	Insight Enterprises, Inc.[f]	3,830,233
168,490	Intel Corporation	6,416,099
92,165	Keysight Technologies, Inc.[f]	3,839,594
14,200	Konica Minolta Holdings, Inc.	116,670
780	Kulicke and Soffa Industries, Inc.[f]	16,825
37,020	Lam Research Corporation	6,850,181
49,780	Liberty Tripadvisor Holdings, Inc.[f]	614,783
80,710	M/A-COM Technology Solutions Holdings, Inc.[f,g]	3,600,473
41,687	ManTech International Corporation	1,840,481
240,127	MasterCard, Inc.	33,905,932
17,430	Maxim Integrated Products, Inc.	831,585
36,808	Methode Electronics, Inc.	1,558,819
33,310	Microsemi Corporation[f]	1,714,799
531,386	Microsoft Corporation	39,582,943
47,271	Monolithic Power Systems, Inc.	5,036,725
86,070	National Instruments Corporation	3,629,572
3,700	NEC Networks & System Integration Corporation	88,396
94,010	New Relic, Inc.[f]	4,681,698
25,416	Nice, Ltd. ADR	2,066,575
64,941	NRG Yield, Inc., Class A	1,231,931
50,224	NVIDIA Corporation	8,978,545
27,416	NXP Semiconductors NVf	3,100,475
245,348	Oracle Corporation	11,862,576
8,420	Palo Alto Networks, Inc.[f]	1,213,322
24,740	Paylocity Holding Corporation[f]	1,207,807
373,292	PayPal Holdings, Inc.[f]	23,901,887
53,525	Pegasystems, Inc.	3,085,716
13,280	Plexus Corporation[f]	744,742
51,404	Progress Software Corporation	1,962,091
72,165	Proofpoint, Inc.[f]	6,294,231
74,919	Q2 Holdings, Inc.[f]	3,120,376
173,350	Red Hat, Inc.[f]	19,217,581
59,186	Rudolph Technologies, Inc.[f]	1,556,592
244,503	Salesforce.com, Inc.[f]	22,841,470
7,480	ScanSource, Inc.[f]	326,502
265,261	Sequans Communications SA ADR[f,g]	832,920
48,328	ServiceNow, Inc.[f]	5,679,990
2,750	Silicon Laboratories, Inc.[f]	219,725
1,072	SMA Solar Technology AGg	42,059
10,780	Sonus Networks, Inc.[f]	82,467
47,700	SS&C Technologies Holdings, Inc.	1,915,155
57,907	Synopsys, Inc.[f]	4,663,251
45,175	Teradata Corporation[f]	1,526,463
38,129	Teradyne, Inc.	1,421,830
49,270	Texas Instruments, Inc.	4,416,563
3,577	TiVo Corp	71,003
58,552	Total System Services, Inc.	3,835,156
195,495	Travelport Worldwide, Ltd.	3,069,272
22,570	Trimble, Inc.[f]	885,873
104,375	Twitter, Inc.[f]	1,760,806
37,145	Tyler Technologies, Inc.[f]	6,475,116
6,147	Ultimate Software Group, Inc.[f]	1,165,471
14,281	Verint Systems, Inc.[f]	597,660
126,879	Virtusa Corporation[f]	4,793,489
313,550	Visa, Inc.	32,998,002
6,095	Western Digital Corporation	526,608
21,407	Xerox Corporation	712,639
59,900	Xilinx, Inc.	4,242,717

Shares	Common Stock (38.2%)	Value
Information Technology (10.5%) - continued
13,954	XO Group, Inc.[f]	$274,475
115,079	Zix Corporation[f]	562,736

	Total	626,248,645

Materials (1.4%)
1,900	Adeka Corporation	34,671
5,170	Alcoa Corporation[f]	241,025
23,763	American Vanguard Corporation	544,173
2,684	APERAM	140,655
107,366	Axalta Coating Systems, Ltd.[f]	3,105,025
23,149	Balchem Corporation	1,881,782
3,212	BHP Billiton plc	56,679
11,069	BHP Billiton, Ltd.	224,477
81,840	Boise Cascade Company[f]	2,856,216
21,437	Celanese Corporation	2,235,236
45,850	CF Industries Holdings, Inc.	1,612,086
35,870	Chemours Company	1,815,381
66,157	Continental Building Products, Inc.[f]	1,720,082
76,865	Crown Holdings, Inc.[f]	4,590,378
15,100	Daicel Corporation	182,072
53,709	Eastman Chemical Company	4,860,127
29,030	Ecolab, Inc.	3,733,548
9,253	Evonik Industries AG	330,817
94,409	Ferro Corporation[f]	2,105,321
57,670	Ferroglobe Representation & Warranty Insurance Trust[d,f]	6
41,703	FMC Corporation	3,724,495
6,984	Granges AB	80,049
88,778	Graphic Packaging Holding Company	1,238,453
47,758	Innospec, Inc.	2,944,281
3,510	International Paper Company	199,438
3,000	JSR Corporation	57,042
16,721	Kadant, Inc.	1,647,855
3,000	Kaneka Corporation	23,310
8,350	Koppers Holdings, Inc.[f]	385,352
10,161	Kraton Performance Polymers, Inc.[f]	410,911
13,500	Kuraray Company, Ltd.	252,582
7,600	Kyoei Steel, Ltd.	118,599
12,800	Martin Marietta Materials, Inc.	2,639,744
28,320	Materion Corporation	1,222,008
1,664	Mondi plc	44,737
86,950	Myers Industries, Inc.	1,821,602
13,610	Neenah Paper, Inc.	1,164,335
500	Nippon Shokubai Company, Ltd.	35,342
43,917	Norsk Hydro ASA	320,453
29,730	Nucor Corporation	1,666,069
104,820	Nutanix, Inc.[f,g]	2,346,920
9,000	Oji Holdings Corporation	48,596
128,144	OMNOVA Solutions, Inc.[f]	1,403,177
212,840	Owens-Illinois, Inc.[f]	5,355,054
10,300	Packaging Corporation of America	1,181,204
181,550	Quantenna Communications, Inc.[f,g]	3,051,856
1,600	Rengo Company, Ltd.	9,524
1,235	Rio Tinto, Ltd.	64,732
38,120	RPM International, Inc.	1,957,081
65,430	Ryerson Holding Corporation[f]	709,916
32,230	Schnitzer Steel Industries, Inc.	907,274
29,050	Schweitzer-Mauduit International, Inc.	1,204,413
15,515	Scotts Miracle-Gro Company	1,510,230
26,680	Sensient Technologies Corporation	2,052,226
3,061	Solvay SA	457,613
87,720	Steel Dynamics, Inc.	3,023,708
100	Sumitomo Seika Chemicals Company, Ltd.	4,783
4,700	Toagosei Company, Ltd.	63,006

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
20

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (38.2%)	Value
Materials (1.4%) - continued
18,119	UPM-Kymmene Oyj	$491,586
26,111	Verso Corporation[f]	132,905
6,050	W. R. Grace & Company	436,507
101,844	Westrock Company	5,777,610
1,200	Yamato Kogyo Company, Ltd.	32,527

	Total	84,488,862

Real Estate (1.2%)
4,726	Alstria Office REIT AG	67,558
22,680	American Assets Trust, Inc.	901,984
45,033	Ares Commercial Real Estate Corporation	599,389
179,510	Armada Hoffler Properties, Inc.	2,479,033
1,806	Artis Real Estate Investment Trust	19,135
22,540	Ashford Hospitality Prime, Inc.	214,130
26,790	Bluerock Residential Growth REIT, Inc.	296,297
16,644	British Land Company plc	134,378
166,009	Brixmor Property Group, Inc.	3,120,969
15,350	Camden Property Trust	1,403,758
58,217	Cedar Realty Trust, Inc.	327,180
71,545	Chatham Lodging Trust	1,525,339
34,066	City Office REIT, Inc.	469,089
80,266	Cousins Properties, Inc.	749,684
33,636	CyrusOne, Inc.	1,982,169
200	Daito Trust Construction Company, Ltd.	36,437
166,830	DDR Corporation	1,528,163
34,336	DEXUS Property Group	256,229
10,950	Digital Realty Trust, Inc.	1,295,714
33,360	Douglas Emmett, Inc.	1,315,051
49,050	Duke Realty Corporation	1,413,621
36,210	Equity Commonwealth[f]	1,100,784
5,490	Equity Lifestyle Properties, Inc.	467,089
38,860	Franklin Street Properties Corporation	412,693
53,150	General Growth Properties, Inc.	1,103,926
3,001	H&R Real Estate Investment Trust	51,806
22,000	Hang Lung Properties, Ltd.	52,378
42,820	HFF, Inc.	1,693,959
67,140	Highwoods Properties, Inc.	3,497,323
53,430	Hospitality Properties Trust	1,522,221
72,395	Host Hotels & Resorts, Inc.	1,338,584
39,000	Hysan Development Company, Ltd.	184,004
136,344	InfraREIT, Inc.	3,050,015
43,047	Invitation Homes, Inc.[g]	975,015
82,246	Liberty Property Trust	3,377,021
34,676	Mid-America Apartment Communities, Inc.	3,706,171
98,350	Monmouth Real Estate Investment Corporation	1,592,287
62,157	National Storage Affiliates Trust	1,506,686
2,267	One Liberty Properties, Inc.	55,224
96,846	Outfront Media, Inc.	2,438,582
40,571	Pebblebrook Hotel Trust	1,466,236
43,610	Physicians Realty Trust	773,205
23,080	Ramco-Gershenson Properties Trust	300,271
11,400	RE/MAX Holdings, Inc.	724,470
9,330	Realogy Holdings Corporation	307,424
93,060	Retail Properties of America, Inc.	1,221,878
1,750	RMR Group, Inc.	89,863
12,000	Road King Infrastructure, Ltd.	19,387
2,880	Saul Centers, Inc.	178,301
31,166	SBA Communications Corporation[f]	4,489,462
60,314	Stockland	203,686
186,610	Summit Hotel Properties, Inc.	2,983,894

Shares	Common Stock (38.2%)	Value
Real Estate (1.2%) - continued
10,000	Sun Hung Kai Properties, Ltd.	$162,903
4,000	Swire Pacific, Ltd.	38,942
2,473	TAG Immobilien AG	41,601
61,069	Terreno Realty Corporation	2,209,476
61,070	UDR, Inc.	2,322,492
45,136	Urstadt Biddle Properties, Inc.	979,451
64,370	Weyerhaeuser Company	2,190,511
29,100	Wing Tai Holdings, Ltd.	46,388
30,806	Xenia Hotels & Resorts, Inc.	648,466

	Total	69,659,382

Telecommunications Services (0.2%)
64,290	AT&T, Inc.	2,518,239
3,080	Freenet AG	103,077
89,270	KCOM Group plc	118,425
8,400	Nippon Telegraph & Telephone Corporation	384,894
40,600	NTT DOCOMO, Inc.	927,985
3,220	Proximus SA	111,005
2,900	Spok Holdings, Inc.	44,515
11,112	TDC AS	65,167
9,200	Telefonica Deutschland Holding AG	51,701
27,224	Telenor ASA	576,729
114,589	Verizon Communications, Inc.	5,671,010
77,414	Vonage Holdings Corporation[f]	630,150

	Total	11,202,897

Utilities (0.6%)
101,220	AES Corporation	1,115,444
4,860	Alliant Energy Corporation	202,030
16,280	American States Water Company	801,790
19,358	Artesian Resources Corporation	731,732
1,887	Canadian Utilities, Ltd.	58,602
11,900	Chubu Electric Power Company, Inc.	147,891
90,699	CMS Energy Corporation	4,201,178
4,106	Connecticut Water Service, Inc.	243,486
15,200	Consolidated Water Company, Ltd.	194,560
1,850	Duke Energy Corporation	155,252
3,230	Edison International, Inc.	249,259
500	Electric Power Development Company, Ltd.	12,560
29,939	Electricidade de Portugal SA	112,890
293	Elia System Operator SA	16,973
18,120	Eversource Energy	1,095,173
33,170	MDU Resources Group, Inc.	860,761
11,779	Middlesex Water Company	462,561
24,990	New Jersey Resources Corporation	1,053,329
33,220	NorthWestern Corporation	1,891,547
17,730	NRG Energy, Inc.	453,711
222,529	OGE Energy Corporation	8,017,720
19,500	Osaka Gas Company, Ltd.	362,436
99,040	PG&E Corporation	6,743,634
42,360	PNM Resources, Inc.	1,707,108
9,190	Portland General Electric Company	419,432
34,000	Public Service Enterprise Group, Inc.	1,572,500
20,318	Redes Energeticas Nacionais SGPS SA	66,215
16,290	Southwest Gas Holdings, Inc.	1,264,430
9,090	Spire, Inc.	678,569
5,300	UGI Corporation	248,358
1,033	Unitil Corporation	51,092

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
21

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (38.2%)	Value
Utilities (0.6%) - continued
1,526	Verbund AG	$35,991

	Total	35,228,214

	Total Common Stock (cost $1,748,093,017)	2,277,043,860

Shares	Registered Investment Companies (37.8%)	Value
Affiliated Equity Holdings (30.6%)
25,235,015	Thrivent Large Cap Stock Portfolio	348,730,237
22,744,946	Thrivent Large Cap Value Portfolio	407,041,276
20,616,494	Thrivent Mid Cap Stock Portfolio	399,700,210
51,143,446	Thrivent Partner Worldwide Allocation Portfolio	546,186,430
5,955,004	Thrivent Small Cap Stock Portfolio	118,848,781

	Total	1,820,506,934

Affiliated Fixed Income Holdings (6.1%)
4,974,144	Thrivent Core Emerging Market Debt Fund	49,194,285
11,326,223	Thrivent High Yield Portfolio	55,418,078
15,638,100	Thrivent Income Portfolio	161,292,930
9,629,081	Thrivent Limited Maturity Bond Portfolio	95,121,844

	Total	361,027,137

Equity Funds/Exchange Traded Funds (0.6%)
900	iShares MSCI EAFE Index Fund	61,632
26,541	iShares Russell 2000 Growth Index Fund	4,749,777
8,085	iShares Russell 2000 Index Fund	1,198,035
15,440	iShares Russell 2000 Value Index Fund	1,916,413
27,040	Materials Select Sector SPDR Fund	1,535,872
97,289	SPDR S&P 500 ETF Trust	24,441,916
59,000	SPDR S&P Biotech ETF[g]	5,107,630
530	SPDR S&P MidCap 400 ETF Trust[g]	172,955

	Total	39,184,230

Fixed Income Funds/Exchange Traded Funds (0.5%)
35,000	iShares Barclays 1-3 Year Credit Bond Fund	3,687,250
105,650	iShares iBoxx $ Investment Grade Corporate Bond ETF	12,807,950
173,100	Vanguard Short-Term Corporate Bond ETF	13,870,503

	Total	30,365,703

	Total Registered Investment Companies (cost $1,836,199,582)	2,251,084,004

Principal Amount	Long-Term Fixed Income (15.1%)	Value
Asset-Backed Securities (0.7%)
	Access Group, Inc.
266,500	1.737%, (LIBOR 1M + 0.500%), 2/25/2036, Ser. 2013-1, Class Ah,i	264,749
	ALM Loan Funding CLO
975,000	2.444%, (LIBOR 3M + 1.140%), 10/17/2026, Ser. 2014-11A, Class A1R*,i	974,993
	AMSR Trust
1,075,000	2.634%, (LIBOR 1M + 1.400%), 11/17/2033, Ser. 2016-SFR1, Class Ah,i	1,084,498

Principal Amount	Long-Term Fixed Income (15.1%)	Value
Asset-Backed Securities (0.7%) - continued
	Apidos CLO XVIII
$950,000	2.433%, (LIBOR 3M + 1.120%), 7/22/2026, Ser. 2014-18A, Class A1R*,i	$951,309
	Ares XXXII CLO, Ltd.
750,000	2.525%, (LIBOR 3M + 1.210%), 11/15/2025, Ser. 2014-32A, Class A1R*,i	751,342
	Babson CLO, Ltd.
385,000	2.454%, (LIBOR 3M + 1.150%), 10/17/2026, Ser. 2014-IIA, Class AR*,i	386,443
	Bayview Koitere Fund Trust
1,013,517	4.000%, 11/28/2053, Ser. 2017-SPL3, Class Ah	1,055,143
	Betony CLO, Ltd.
350,000	2.654%, (LIBOR 3M + 1.350%), 4/15/2027, Ser. 2015-1A, Class AR*,i	351,334
	Birchwood Park CLO, Ltd.
385,000	2.484%, (LIBOR 3M + 1.180%), 7/15/2026, Ser. 2014-1A, Class AR*,i	386,684
	BlueMountain CLO, Ltd.
725,000	2.444%, (LIBOR 3M + 1.140%), 10/15/2026, Ser. 2014-3A, Class A1R*,i	727,187
	Carlyle Global Market Strategies CLO, Ltd.
400,000	2.504%, (LIBOR 3M + 1.200%), 10/15/2026, Ser. 2014-4A, Class A1R*,i	402,504
	Cent CLO 16, LP
312,991	2.561%, (LIBOR 3M + 1.250%), 8/1/2024, Ser. 2012- 16A, Class A1AR*,i	313,048
	Cent CLO 22, Ltd.
400,000	2.722%, (LIBOR 3M + 1.410%), 11/7/2026, Ser. 2014-22A, Class A1R*,i	400,850
	Chesapeake Funding II, LLC
677,282	1.880%, 6/15/2028, Ser. 2016-2A, Class A1[h]	677,696
	Commonbond Student Loan Trust
791,264	2.730%, 10/25/2040, Ser. 2016-B, Class A1[h]	787,897
	DRB Prime Student Loan Trust
450,524	3.137%, (LIBOR 1M + 1.900%), 10/27/2031, Ser. 2015-B, Class A1*,i	460,372
1,343,797	3.200%, 1/25/2040, Ser. 2015-D, Class A2*	1,361,291
	Dryden 34 Senior Loan Fund CLO
385,000	2.464%, (LIBOR 3M + 1.160%), 10/15/2026, Ser. 2014-34A, Class AR*,i	387,047
	Earnest Student Loan Program, LLC
1,904,194	3.020%, 5/25/2034, Ser. 2016-B, Class A2[h]	1,913,604
	Edlinc Student Loan Funding Trust
192,420	4.190%, (CMT 3M + 3.150%), 10/1/2025, Ser. 2012-A, Class AT*,i	195,378

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
22

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (15.1%)	Value
Asset-Backed Securities (0.7%) - continued
	Galaxy XX CLO, Ltd.
$1,200,000	2.757%, (LIBOR 3M + 1.450%), 7/20/2027, Ser. 2015-20A, Class A*,i	$1,204,270
	GoldenTree Loan Opportunities IX, Ltd.
400,000	2.681%, (LIBOR 3M + 1.370%), 10/29/2026, Ser. 2014-9A, Class AR*,i	400,738
	Golub Capital Partners CLO 22B, Ltd.
725,000	2.796%, (LIBOR 3M + 1.480%), 2/20/2027, Ser. 2015-22A, Class A1*,i	726,035
	Golub Capital Partners CLO 23M, Ltd.
350,000	2.797%, (LIBOR 3M + 1.485%), 5/5/2027, Ser. 2015- 23A, Class A1*,i	350,101
	Limerock CLO III, LLC
1,150,000	2.507%, (LIBOR 3M + 1.200%), 10/20/2026, Ser. 2014-3A, Class A1R*,i	1,151,395
	Madison Park Funding XIV, Ltd.
1,050,000	2.427%, (LIBOR 3M + 1.120%), 7/20/2026, Ser. 2014-14A, Class A1R*,i	1,055,215
	Magnetite XII, Ltd.
1,200,000	2.634%, (LIBOR 3M + 1.330%), 4/15/2027, Ser. 2015-12A, Class AR*,i	1,208,993
	Marlette Funding Trust
1,552,185	2.390%, 7/15/2024, Ser. 2017-2A, Class Ah	1,553,840
	Morgan Stanley Bank of America Merrill Lynch Trust
1,425,000	3.176%, 8/15/2045, Ser. 2012-C5, Class A4	1,465,298
1,425,000	3.246%, 12/15/2047, Ser. 2014-C19, Class A3	1,450,139
	Morgan Stanley Capital, Inc.
879,706	1.387%, (LIBOR 1M + 0.150%), 2/25/2037, Ser. 2007-NC2, Class A2FPi	566,969
	Mountain View CLO, Ltd.
1,200,000	2.764%, (LIBOR 3M + 1.460%), 7/15/2027, Ser. 2015-9A, Class A1A*,i	1,200,767
	Murray Hill Marketplace Trust
255,222	4.190%, 11/25/2022, Ser. 2016-LC1, Class A*	256,281
	Neuberger Berman CLO XIV, Ltd.
600,000	2.564%, (LIBOR 3M + 1.250%), 1/28/2030, Ser. 2013-14A, Class AR*,i	604,747
	Neuberger Berman CLO, Ltd.
260,000	2.493%, (LIBOR 3M + 1.180%), 4/22/2029, Ser. 2014-17A, Class AR*,i	260,602
	NZCG Funding CLO, Ltd.
1,200,000	2.867%, (LIBOR 3M + 1.550%), 4/27/2027, Ser. 2015-2A, Class A1*,i	1,200,673

Principal Amount	Long-Term Fixed Income (15.1%)	Value
Asset-Backed Securities (0.7%) - continued
	Octagon Investment Partners XX, Ltd.
$975,000	2.439%, (LIBOR 3M + 1.130%), 8/12/2026, Ser. 2014-1A, Class AR*,i	$980,360
	OHA Loan Funding, LLC
1,150,000	2.457%, (LIBOR 3M + 1.150%), 10/20/2026, Ser. 2014-1A, Class A1R*,i	1,154,022
	OneMain Financial Issuance Trust
750,000	4.100%, 3/20/2028, Ser. 2016-2A, Class Ah	762,996
	OZLM VIII, Ltd.
385,000	2.434%, (LIBOR 3M + 1.130%), 10/17/2026, Ser. 2014-8A, Class A1AR*,i	386,249
	Race Point IX CLO, Ltd.
900,000	2.569%, (LIBOR 3M + 1.210%), 10/15/2030, Ser. 2015-9A, Class A1AR*,d,i	900,000
	Renaissance Home Equity Loan Trust
1,110,918	5.746%, 5/25/2036, Ser. 2006-1, Class AF6[j]	786,494
1,368,533	6.011%, 5/25/2036, Ser. 2006-1, Class AF4[j]	1,009,819
1,164,854	5.580%, 11/25/2036, Ser. 2006-3, Class AF2[j]	652,858
	Shackleton, Ltd.
1,200,000	2.674%, (LIBOR 3M + 1.370%), 4/15/2027, Ser. 2015-7A, Class AR*,i	1,201,510
	SLM Student Loan Trust
506,462	1.757%, (LIBOR 1M + 0.520%), 3/25/2026, Ser. 2011-1, Class A1[i]	508,514
378,839	2.284%, (LIBOR 1M + 1.050%), 5/17/2027, Ser. 2013-A, Class A2Bh,i	381,362
	SoFi Consumer Loan Program, LLC
440,506	3.260%, 8/25/2025, Ser. 2016-1, Class Ah	447,529
540,267	3.050%, 12/26/2025, Ser. 2016-3, Class Ah	545,459
830,708	2.500%, 5/26/2026, Ser. 2017-4, Class Ah	830,235
1,250,000	2.140%, 9/25/2026, Ser. 2017-5, Class A1[h]	1,249,717
	SoFi Professional Loan Program, LLC
409,306	2.420%, 3/25/2030, Ser. 2015-A, Class A2[h]	409,501
	Stanwich Mortgage Loan Company, LLC
856,893	3.598%, 3/16/2022, Ser. 2017-NPA1, Class A1*,[j]	859,035
	Symphony CLO VIII, Ltd.
171,520	2.404%, (LIBOR 3M + 1.100%), 1/9/2023, Ser. 2012- 8A, Class AR*,i	171,802
	Symphony CLO XV, Ltd.
1,150,000	2.484%, (LIBOR 3M + 1.180%), 10/17/2026, Ser. 2014-15A, Class AR*,i	1,154,332
	U.S. Small Business Administration
375,562	3.191%, 3/10/2024, Ser. 2014-10A, Class 1	385,348

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
23

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (15.1%)	Value
Asset-Backed Securities (0.7%) - continued
	Vericrest Opportunity Loan Transferee
$155,350	3.500%, 2/25/2055, Ser. 2015-NPL4, Class A1*,j	$155,852
	Verizon Owner Trust
375,000	2.060%, 9/20/2021, Ser. 2017-1A, Class Ah	375,980
	Voya CLO 3, Ltd.
385,000	2.734%, (LIBOR 3M + 1.420%), 7/25/2026, Ser. 2014-3A, Class A1*,i	385,436

	Total	44,183,842

Basic Materials (0.2%)
	Alcoa Nederland Holding BV
695,000	6.750%, 9/30/2024[h]	769,712
	Anglo American Capital plc
820,000	4.875%, 5/14/2025[h]	869,048
	ArcelorMittal SA
670,000	6.000%, 3/1/2021	735,325
	BWAY Holding Company
745,000	5.500%, 4/15/2024[h]	777,594
	CF Industries, Inc.
815,000	3.450%, 6/1/2023[g]	804,812
	Chemours Company
665,000	5.375%, 5/15/2027	691,600
	First Quantum Minerals, Ltd.
355,000	7.000%, 2/15/2021[h]	365,206
500,000	7.500%, 4/1/2025[h]	511,250
	Georgia-Pacific, LLC
245,000	2.539%, 11/15/2019[h]	246,969
	Glencore Finance Canada, Ltd.
224,000	6.000%, 11/15/2041[h]	261,556
	Glencore Funding, LLC
180,000	2.364%, (LIBOR 3M + 1.060%), 4/16/2018[h,i]	180,468
224,000	4.125%, 5/30/2023[h]	233,195
300,000	4.000%, 3/27/2027[h]	301,692
	International Paper Company
600,000	4.350%, 8/15/2048	606,315
	Kinross Gold Corporation
448,000	5.950%, 3/15/2024	497,280
425,000	4.500%, 7/15/2027[h]	428,719
	Novelis Corporation
275,000	5.875%, 9/30/2026[h]	279,125
	Olin Corporation
895,000	5.125%, 9/15/2027	935,275
	Peabody Securities Finance Corporation
745,000	6.375%, 3/31/2025[h]	765,488
	Sherwin-Williams Company
540,000	3.125%, 6/1/2024	542,498
	Steel Dynamics, Inc.
615,000	5.000%, 12/15/2026	656,512
	Vale Overseas, Ltd.
531,000	5.875%, 6/10/2021	584,764
340,000	6.250%, 8/10/2026	386,750
350,000	6.875%, 11/10/2039	400,050
	Westlake Chemical Corporation
448,000	3.600%, 8/15/2026	447,245

	Total	13,278,448

Capital Goods (0.3%)
	AECOM
920,000	5.875%, 10/15/2024	1,019,084

Principal Amount	Long-Term Fixed Income (15.1%)	Value
Capital Goods (0.3%) - continued
	Ardagh Packaging Finance plc
$760,000	6.000%, 2/15/2025[h]	$804,650
	Ashtead Capital, Inc.
630,000	4.125%, 8/15/2025[h]	648,900
	Bombardier, Inc.
895,000	7.500%, 3/15/2025[h]	892,763
	Building Materials Corporation of America
660,000	6.000%, 10/15/2025[h]	720,034
	CEMEX SAB de CV
380,000	6.125%, 5/5/2025[h]	410,400
	Cintas Corporation No. 2
345,000	3.700%, 4/1/2027	360,176
	CNH Industrial Capital, LLC
370,000	4.375%, 11/6/2020	388,500
	CNH Industrial NV
450,000	4.500%, 8/15/2023	476,550
	Crown Americas Capital Corporation IV
670,000	4.500%, 1/15/2023	705,175
	General Dynamics Corporation
600,000	2.375%, 11/15/2024	588,990
	General Electric Company
607,000	5.000%, 1/21/2021[k]	642,024
	L3 Technologies, Inc.
1,055,000	3.950%, 5/28/2024	1,101,556
	Lockheed Martin Corporation
150,000	2.500%, 11/23/2020	152,210
480,000	3.600%, 3/1/2035	472,902
448,000	4.500%, 5/15/2036	489,527
120,000	6.150%, 9/1/2036	155,706
	Northrop Grumman Corporation
820,000	3.850%, 4/15/2045	797,783
	Owens-Brockway Glass Container, Inc.
960,000	5.000%, 1/15/2022[h]	1,016,400
	Pentair Finance SA
545,000	2.900%, 9/15/2018	549,247
	Republic Services, Inc.
335,000	2.900%, 7/1/2026	328,017
	Reynolds Group Issuer, Inc.
670,000	5.125%, 7/15/2023[h]	699,212
	Roper Industries, Inc.
601,000	2.050%, 10/1/2018	602,411
	Roper Technologies, Inc.
336,000	2.800%, 12/15/2021	338,741
	Siemens Financieringsmaatschappij NV
932,000	4.200%, 3/16/2047[h]	1,006,289
	Standard Industries, Inc.
415,000	5.500%, 2/15/2023[h]	439,381
	Textron, Inc.
150,000	5.600%, 12/1/2017	150,913
400,000	7.250%, 10/1/2019	439,463
720,000	3.375%, 3/1/2028	714,517
	United Rentals North America, Inc.
680,000	5.500%, 7/15/2025	730,116
	United Technologies Corporation
600,000	4.050%, 5/4/2047	605,502
	Waste Management, Inc.
90,000	3.125%, 3/1/2025	91,097

	Total	18,538,236

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
24

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (15.1%)	Value
Collateralized Mortgage Obligations (0.5%)
	Angel Oak Mortgage Trust I, LLC
$349,847	3.500%, 7/25/2046, Ser. 2016-1, Class A1*	$351,263
	Bayview Opportunity Master Fund Trust
905,092	4.000%, 6/28/2054, Ser. 2017-SPL2, Class Ah	942,997
1,468,820	4.000%, 10/28/2064, Ser. 2017-SPL1, Class Ah	1,530,560
	BCAP, LLC Trust
837,009	1.417%, (LIBOR 1M + 0.180%), 3/25/2037, Ser. 2007-AA1, Class 2A1[i]	787,593
	Citigroup Mortgage Loan Trust, Inc.
305,145	5.500%, 11/25/2035, Ser. 2005-9, Class 21A2	302,021
	CitiMortgage Alternative Loan Trust
1,015,875	5.750%, 4/25/2037, Ser. 2007-A4, Class 1A5	896,282
	COLT Mortgage Loan Trust
609,449	2.800%, 12/26/2046, Ser. 2016-3, Class A1*	609,749
1,625,000	2.415%, 10/25/2047, Ser. 2017-2, Class A1Ah	1,624,991
	Countrywide Alternative Loan Trust
401,809	3.399%, 10/25/2035, Ser. 2005-43, Class 4A1	355,602
310,198	6.500%, 8/25/2036, Ser. 2006-23CB, Class 2A3	212,570
189,522	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	182,742
964,271	5.500%, 5/25/2037, Ser. 2007-8CB, Class A1	837,600
923,818	7.000%, 10/25/2037, Ser. 2007-24, Class A10	560,029
	Countrywide Home Loans, Inc.
357,412	5.750%, 4/25/2037, Ser. 2007-3, Class A27	311,344
	Deutsche Alt-A Securities Mortgage Loan Trust
271,935	6.000%, 10/25/2021, Ser. 2006-AR5, Class 23A	246,402
	Federal Home Loan Mortgage Corporation
1,874,815	4.000%, 7/15/2031, Ser.- 4104, Class KIl	207,461
1,123,862	3.000%, 2/15/2033, Ser. 4170, Class IGl	130,719
	Federal National Mortgage Association
2,179,037	3.500%, 1/25/2033, Ser. 2012-150, Class YIl	283,337
	J.P. Morgan Mortgage Trust
603,551	3.558%, 10/25/2036, Ser. 2006-A6, Class 1A2	561,245
1,003,977	1.617%, (LIBOR 1M + 0.380%), 1/25/2037, Ser. 2006-S4, Class A8[i]	614,351
1,172,069	6.250%, 8/25/2037, Ser. 2007-S3, Class 1A10	906,322
	MASTR Alternative Loans Trust
255,356	6.500%, 7/25/2034, Ser. 2004-6, Class 6A1	257,840

Principal Amount	Long-Term Fixed Income (15.1%)	Value
Collateralized Mortgage Obligations (0.5%) - continued
$587,311	1.687%, (LIBOR 1M + 0.450%), 12/25/2035, Ser. 2005-6, Class 2A1[i]	$291,681
	Merrill Lynch Alternative Note Asset Trust
262,391	6.000%, 3/25/2037, Ser. 2007-F1, Class 2A1	223,162
	Preston Ridge Partners Mortgage Trust, LLC
2,300,000	3.470%, 9/25/2022, Ser. 2017-2A, Class A1*,[c,d,j]	2,300,000
	Pretium Mortgage Credit Partners, LLC
794,605	3.500%, 4/29/2032, Ser. 2017-NPL1, Class A1*,j	796,672
1,076,620	3.250%, 8/27/2032, Ser. 2017-NPL4, Class A1[h,j]	1,073,855
	Residential Accredit Loans, Inc. Trust
913,114	1.987%, (LIBOR 1M + 0.750%), 6/25/2035, Ser. 2005-QS7, Class A3[i]	750,934
	Residential Asset Securitization Trust
1,090,691	1.617%, (LIBOR 1M + 0.380%), 8/25/2037, Ser. 2007-A8, Class 2A3[i]	298,995
	Sequoia Mortgage Trust
581,680	3.559%, 9/20/2046, Ser. 2007-1, Class 4A1	484,426
	Sunset Mortgage Loan Company, LLC
1,613,693	3.500%, 6/16/2047, Ser. 2017-NPL1, Class A*,j	1,612,165
664,116	3.844%, 7/16/2047, Ser. 2016-NPL1, Class A*,j	664,317
	TBW Mortgage-Backed Trust
2,905,890	5.965%, 7/25/2037, Ser. 2007-2, Class A1A	1,844,109
	Towd Point Mortgage Trust
1,128,163	2.750%, 10/25/2056, Ser. 2017-1, Class A1[h]	1,133,963
	Verus Securitization Trust
1,045,914	2.853%, 1/25/2047, Ser. 2017-1A, Class A1*,j	1,059,079
1,422,319	2.485%, 7/25/2047, Ser. 2017-2A, Class A1*,j	1,423,394
	WaMu Mortgage Pass Through Certificates
152,789	3.232%, 9/25/2036, Ser. 2006-AR10, Class 1A2	144,326
306,382	3.039%, 10/25/2036, Ser. 2006-AR12, Class 1A1	297,860
1,356,578	1.849%, (12 MTA + 0.960%), 9/25/2046, Ser. 2006-AR11, Class 1Ai	1,224,993
	Washington Mutual Mortgage Pass Through Certificates Trust
808,171	7.000%, 2/25/2036, Ser. 2006-1, Class 2CB1	654,694

	Total	28,991,645

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
25

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (15.1%)	Value
Commercial Mortgage-Backed Securities (0.5%)
	Commercial Mortgage Pass-Through Certificates
$757,880	2.279%, (LIBOR 1M + 1.050%), 6/8/2030, Ser. 2013- THL, Class A2[h,i]	$757,880
	Commercial Mortgage Trust
350,000	3.039%, 12/10/2018, Ser. 2013-CR13, Class A2	354,524
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
1,143,267	2.776%, 3/25/2023, Ser. K724, Class A1	1,166,159
3,750,000	3.002%, 1/25/2024, Ser. K725, Class A2	3,859,030
3,500,000	3.430%, 1/25/2027, Ser. K063, Class A2	3,664,992
	Federal National Mortgage Association - ACES
1,219,456	2.416%, 9/25/2026, Ser. 2017-M1, Class A1	1,212,119
1,200,000	2.569%, 12/25/2026, Ser. 2017-M3, Class A2 2.784%, 2/25/2027, Ser.	1,167,353
1,800,000	2017-M2, Class A2	1,793,391
2,375,000	2.961%, 2/25/2027, Ser. 2017-M7, Class A2	2,393,887
	Federal National Mortgage Association Grantor Trust
2,399,486	2.898%, 6/25/2027, Ser. 2017-T1, Class A	2,388,150
	GS Mortgage Securities Trust
2,450,000	3.666%, 9/10/2047, Ser. 2104-GC24, Class A4	2,562,797
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
116,158	5.990%, 2/12/2049, Ser. 2007-CB19, Class AM	116,383
	JPMBB Commercial Mortgage Securities Trust
1,175,000	3.231%, 1/15/2048, Ser. 2014-C26, Class A3	1,193,362
	Morgan Stanley Bank of America Merrill Lynch Trust
2,950,000	3.473%, 12/15/2047, Ser. 2015-C27, Class A3	3,033,192
	SCG Trust
425,000	2.877%, (LIBOR 1M + 1.650%), 11/15/2026, Ser. 2013-SRP1, Class Ah,i	416,794
	UBS Commercial Mortgage Trust
2,110,200	3.400%, 5/10/2045, Ser. 2012-C1, Class A3	2,184,962
	WFRBS Commercial Mortgage Trust
1,200,000	2.870%, 11/15/2045, Ser. 2012-C9, Class A3	1,217,387

	Total	29,482,362

Communications Services (0.6%)
	21st Century Fox America, Inc.
460,000	6.900%, 3/1/2019	491,284
	Altice Financing SA
770,000	6.625%, 2/15/2023[h]	816,200
	AMC Networks, Inc.
690,000	5.000%, 4/1/2024	712,425

Principal Amount	Long-Term Fixed Income (15.1%)	Value

Communications Services (0.6%) - continued
	America Movil SAB de CV
$288,000	5.000%, 10/16/2019	$304,959
	American Tower Corporation
560,000	3.300%, 2/15/2021	573,697
	AT&T, Inc.
212,000	5.875%, 10/1/2019	227,749
165,000	2.263%, (LIBOR 3M + 0.930%), 6/30/2020[i]	167,234
349,000	3.875%, 8/15/2021	365,234
275,000	3.000%, 6/30/2022	277,667
350,000	3.800%, 3/1/2024	359,901
840,000	3.900%, 8/14/2027	840,948
480,000	5.250%, 3/1/2037	503,153
1,380,000	4.900%, 8/14/2037	1,396,263
336,000	6.350%, 3/15/2040	389,886
355,000	5.550%, 8/15/2041	382,529
708,000	5.150%, 3/15/2042	715,189
275,000	4.750%, 5/15/2046	264,774
	British Sky Broadcasting Group plc
320,000	2.625%, 9/16/2019[h]	322,139
455,000	3.125%, 11/26/2022[h]	460,719
	CCO Holdings, LLC
900,000	5.875%, 4/1/2024[h]	955,125
	CenturyLink, Inc.
775,000	6.450%, 6/15/2021	806,411
	Charter Communications Operating, LLC
217,000	6.834%, 10/23/2055	263,266
288,000	3.579%, 7/23/2020	295,602
1,048,000	4.908%, 7/23/2025	1,119,948
600,000	6.484%, 10/23/2045	705,120
	Clear Channel Worldwide Holdings, Inc.
760,000	6.500%, 11/15/2022	782,800
	Comcast Corporation
360,000	2.750%, 3/1/2023	363,834
960,000	4.400%, 8/15/2035	1,040,351
140,000	4.650%, 7/15/2042	154,896
240,000	4.750%, 3/1/2044	268,137
	Cox Communications, Inc.
240,000	4.600%, 8/15/2047[h]	238,570
	Crown Castle International Corporation
521,000	3.400%, 2/15/2021	536,288
931,000	5.250%, 1/15/2023	1,030,297
480,000	3.200%, 9/1/2024	477,522
	CSC Holdings, LLC
100,000	5.500%, 4/15/2027[h]	104,000
	Digicel, Ltd.
1,295,000	6.000%, 4/15/2021*	1,264,101
	Discovery Communications, LLC
600,000	4.900%, 3/11/2026	640,325
950,000	5.000%, 9/20/2037	965,457
	Gray Television, Inc.
735,000	5.875%, 7/15/2026[h]	757,050
	Level 3 Communications, Inc.
920,000	5.375%, 1/15/2024	941,850
	Level 3 Financing, Inc.
335,000	5.375%, 5/1/2025	344,422
	Moody’s Corporation
308,000	2.750%, 12/15/2021	310,337
	Neptune Finco Corporation
768,000	10.875%, 10/15/2025[h]	949,440
	Nexstar Escrow Corporation
740,000	5.625%, 8/1/2024[h]	765,900

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
26

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (15.1%)	Value
Communications Services (0.6%) - continued
	Omnicom Group, Inc.
$224,000	3.600%, 4/15/2026	$225,728
	S&P Global, Inc.
448,000	3.300%, 8/14/2020	459,484
	SES Global Americas Holdings GP
365,000	2.500%, 3/25/2019[h]	364,038
	SFR Group SA
1,165,000	6.000%, 5/15/2022[h]	1,217,425
	Sprint Communications, Inc.
615,000	6.000%, 11/15/2022	662,478
	Sprint Corporation
640,000	7.625%, 2/15/2025	736,000
	Telefonica Emisiones SAU
244,000	3.192%, 4/27/2018	245,975
	Time Warner Entertainment Company, LP
459,000	8.375%, 3/15/2023	570,178
	Time Warner, Inc.
224,000	3.600%, 7/15/2025	224,721
265,000	6.250%, 3/29/2041	317,304
	T-Mobile USA, Inc.
1,040,000	6.125%, 1/15/2022	1,081,600
	Verizon Communications, Inc.
1,008,000	5.150%, 9/15/2023	1,130,855
1,054,000	3.376%, 2/15/2025[h]	1,059,418
319,000	4.272%, 1/15/2036	313,243
960,000	4.862%, 8/21/2046	976,947
748,000	4.522%, 9/15/2048	723,404
	Viacom, Inc.
240,000	4.250%, 9/1/2023	246,531
336,000	5.850%, 9/1/2043	345,130
	Virgin Media Secured Finance plc
745,000	5.250%, 1/15/2026[h]	775,731

	Total	37,329,189

Consumer Cyclical (0.4%)
	Amazon.com, Inc.
300,000	3.150%, 8/22/2027[h]	301,154
600,000	3.875%, 8/22/2037[h]	606,255
360,000	4.050%, 8/22/2047[h]	364,001
	American Honda Finance Corporation
510,000	2.000%, 2/14/2020	510,772
	Automatic Data Processing, Inc.
100,000	3.375%, 9/15/2025	103,645
	Cinemark USA, Inc.
1,130,000	4.875%, 6/1/2023	1,141,300
	CVS Health Corporation
110,000	2.250%, 8/12/2019	110,519
1,440,000	4.875%, 7/20/2035	1,595,556
600,000	5.125%, 7/20/2045	689,640
	Daimler Finance North America, LLC
448,000	1.931%, (LIBOR 3M + 0.620%), 10/30/2019[h,i]	450,247
	Delphi Automotive plc
560,000	3.150%, 11/19/2020	572,859
	Ford Motor Credit Company, LLC
550,000	2.551%, 10/5/2018	553,536
450,000	2.943%, 1/8/2019	455,032
430,000	2.262%, 3/28/2019	431,459
224,000	2.459%, 3/27/2020	224,140
168,000	3.200%, 1/15/2021	171,346
350,000	2.601%, (LIBOR 3M + 1.270%), 3/28/2022[i]	352,219

Principal Amount	Long-Term Fixed Income (15.1%)	Value
Consumer Cyclical (0.4%) - continued
	General Motors Company
$600,000	5.150%, 4/1/2038	$614,893
	General Motors Financial Company, Inc.
185,000	2.234%, (LIBOR 3M + 0.930%), 4/13/2020[i]	185,972
332,000	3.700%, 11/24/2020	343,646
224,000	4.200%, 3/1/2021	234,741
525,000	3.150%, 6/30/2022	529,032
224,000	3.950%, 4/13/2024	229,334
385,000	4.300%, 7/13/2025	397,371
	Home Depot, Inc.
530,000	3.000%, 4/1/2026	531,642
575,000	5.400%, 9/15/2040	710,773
336,000	4.250%, 4/1/2046	362,188
590,000	3.900%, 6/15/2047	600,747
	Hyundai Capital America
176,000	2.400%, 10/30/2018[h]	176,633
336,000	3.000%, 10/30/2020[h]	337,797
	Jaguar Land Rover Automotive plc
630,000	5.625%, 2/1/2023[h]	654,412
	KB Home
503,000	4.750%, 5/15/2019	517,461
	L Brands, Inc.
630,000	5.625%, 2/15/2022	672,462
	Landry’s, Inc.
695,000	6.750%, 10/15/2024[h]	702,819
	Lear Corporation
485,000	5.250%, 1/15/2025	518,365
	Lennar Corporation
660,000	4.875%, 12/15/2023	697,950
365,000	4.500%, 4/30/2024	375,870
	Live Nation Entertainment, Inc.
200,000	5.375%, 6/15/2022[h]	208,000
380,000	4.875%, 11/1/2024[h]	393,300
	McDonald’s Corporation
335,000	2.750%, 12/9/2020	341,262
448,000	2.625%, 1/15/2022	451,102
	MGM Resorts International
915,000	6.000%, 3/15/2023	1,008,788
	New Red Finance, Inc.
750,000	4.250%, 5/15/2024[h]	752,813
	Nissan Motor Acceptance Corporation
360,000	2.150%, 9/28/2020[h]	360,342
	Prime Security Services Borrower, LLC
1,025,000	9.250%, 5/15/2023[h]	1,131,149
	Scientific Games International, Inc.
705,000	7.000%, 1/1/2022[h]	748,181
	Six Flags Entertainment Corporation
760,000	4.875%, 7/31/2024[h]	773,300
	Toll Brothers Finance Corporation
100,000	8.910%, 10/15/2017	100,303
186,000	4.000%, 12/31/2018	189,022
	Wal-Mart Stores, Inc.
376,000	6.200%, 4/15/2038	510,667
475,000	5.625%, 4/15/2041	615,787
	West Corporation
515,000	5.375%, 7/15/2022[h]	520,150

	Total	26,131,954

Consumer Non-Cyclical (0.7%)
	Abbott Laboratories
610,000	2.900%, 11/30/2021	620,370

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
27

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (15.1%)	Value
Consumer Non-Cyclical (0.7%) - continued
$280,000	3.400%, 11/30/2023	$288,226
941,000	4.750%, 11/30/2036	1,036,485
475,000	4.900%, 11/30/2046	530,231
	AbbVie, Inc.
795,000	2.500%, 5/14/2020	804,406
540,000	3.600%, 5/14/2025	559,665
560,000	4.450%, 5/14/2046	589,096
	Actavis Funding SCS
380,000	3.850%, 6/15/2024	396,300
675,000	4.550%, 3/15/2035	719,851
336,000	4.850%, 6/15/2044	367,692
	Altria Group, Inc.
224,000	2.850%, 8/9/2022	228,671
280,000	2.625%, 9/16/2026	269,445
	Amgen, Inc.
708,000	2.200%, 5/11/2020	710,090
224,000	2.700%, 5/1/2022	225,087
300,000	3.125%, 5/1/2025	302,061
	Anheuser-Busch InBev Finance, Inc.
240,000	2.571%, (LIBOR 3M + 1.260%), 2/1/2021[i]	248,054
809,000	3.650%, 2/1/2026	836,607
896,000	4.700%, 2/1/2036	991,820
560,000	4.900%, 2/1/2046	637,328
	Anheuser-Busch InBev Worldwide, Inc.
184,000	3.750%, 1/15/2022	194,559
	BAT Capital Corporation
240,000	2.297%, 8/14/2020[h]	240,714
360,000	3.222%, 8/15/2024[h]	360,740
350,000	3.557%, 8/15/2027[h]	351,065
480,000	4.540%, 8/15/2047[h]	493,594
	BAT International Finance plc
220,000	1.830%, (LIBOR 3M + 0.510%), 6/15/2018[h,i]	220,354
	Bayer U.S. Finance, LLC
336,000	3.375%, 10/8/2024[h]	341,988
	Becton, Dickinson and Company
516,000	3.734%, 12/15/2024	526,896
354,000	4.669%, 6/6/2047	371,163
	Boston Scientific Corporation
200,000	6.000%, 1/15/2020	217,074
325,000	3.850%, 5/15/2025	337,314
336,000	7.375%, 1/15/2040	450,316
	Bunge Limited Finance Corporation
282,000	8.500%, 6/15/2019	311,440
300,000	3.500%, 11/24/2020	308,724
	Cardinal Health, Inc.
236,000	3.079%, 6/15/2024	237,550
475,000	3.410%, 6/15/2027	476,419
	Celgene Corporation
945,000	2.875%, 8/15/2020	964,430
120,000	3.550%, 8/15/2022	125,801
	Church & Dwight Company, Inc.
140,000	2.450%, 12/15/2019	141,279
	Clorox Company
720,000	3.100%, 10/1/2027	716,210
	EMD Finance, LLC
280,000	2.950%, 3/19/2022[h]	284,512
	Energizer Holdings, Inc.
820,000	5.500%, 6/15/2025[h]	863,050
	Envision Healthcare Corporation
970,000	5.125%, 7/1/2022[h]	1,006,375
	Express Scripts Holding Company
224,000	3.000%, 7/15/2023	224,634

Principal Amount	Long-Term Fixed Income (15.1%)	Value
Consumer Non-Cyclical (0.7%) - continued
$525,000	4.500%, 2/25/2026	$561,446
90,000	3.400%, 3/1/2027	88,687
720,000	4.800%, 7/15/2046	759,836
	Forest Laboratories, LLC
126,000	4.875%, 2/15/2021[h]	135,278
	Gilead Sciences, Inc.
224,000	2.950%, 3/1/2027	221,824
	H. J. Heinz Company
350,000	3.500%, 7/15/2022	362,116
	HCA, Inc.
585,000	5.250%, 6/15/2026	630,338
300,000	4.500%, 2/15/2027	306,750
	Imperial Tobacco Finance plc
450,000	2.950%, 7/21/2020[h]	456,746
	JBS USA, LLC
670,000	5.750%, 6/15/2025[h]	667,488
	Kimberly-Clark Corporation
600,000	3.900%, 5/4/2047	617,971
	Kraft Foods Group, Inc.
448,000	5.000%, 6/4/2042	479,593
	Kroger Company
300,000	2.800%, 8/1/2022	300,726
	Laboratory Corporation of America Holdings
165,000	2.625%, 2/1/2020	166,733
	McKesson Corporation
225,000	4.883%, 3/15/2044	249,595
	Mead Johnson Nutrition Company
200,000	3.000%, 11/15/2020	205,430
	Medtronic, Inc.
1,720,000	4.375%, 3/15/2035	1,892,505
235,000	4.625%, 3/15/2045	267,316
	Merck & Company, Inc.
175,000	1.684%, (LIBOR 3M + 0.375%), 2/10/2020[i]	176,016
88,000	3.700%, 2/10/2045	89,276
	Molson Coors Brewing Company
392,000	2.250%, 3/15/2020[h]	391,692
	Mondelez International Holdings Netherlands BV
510,000	2.000%, 10/28/2021[h]	500,411
	Mondelez International, Inc.
247,000	1.831%, (LIBOR 3M + 0.520%), 2/1/2019[i]	247,543
	Mylan NV
450,000	3.000%, 12/15/2018	455,047
120,000	3.150%, 6/15/2021	122,075
228,000	5.250%, 6/15/2046	247,185
	Newell Rubbermaid, Inc.
336,000	5.500%, 4/1/2046	397,205
	PepsiCo, Inc.
450,000	2.850%, 2/24/2026	447,617
	Post Holdings, Inc.
760,000	5.500%, 3/1/2025[h]	788,500
	Reynolds American, Inc.
672,000	5.700%, 8/15/2035	787,727
	Roche Holdings, Inc.
336,000	4.000%, 11/28/2044[h]	350,309
	Shire Acquisitions Investments Ireland Designated Activity Company
690,000	2.400%, 9/23/2021	687,413
708,000	3.200%, 9/23/2026	697,669
	Smithfield Foods, Inc.
555,000	2.700%, 1/31/2020[h]	556,624

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
28

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (15.1%)	Value
Consumer Non-Cyclical (0.7%) - continued
	Tenet Healthcare Corporation
$805,000	8.125%, 4/1/2022	$819,088
	Teva Pharmaceutical Finance Company, LLC
580,000	6.150%, 2/1/2036[g]	628,219
	Teva Pharmaceutical Finance Netherlands III BV
1,200,000	3.150%, 10/1/2026[g]	1,105,840
	Thermo Fisher Scientific, Inc.
168,000	3.000%, 4/15/2023	170,719
	TreeHouse Foods, Inc.
450,000	4.875%, 3/15/2022	465,188
	Tyson Foods, Inc.
236,000	3.550%, 6/2/2027	238,610
	VRX Escrow Corporation
1,495,000	6.125%, 4/15/2025[h]	1,311,863
	Zoetis, Inc.
768,000	4.700%, 2/1/2043	849,465

	Total	41,029,365

Energy (0.7%)
	Alliance Resource Operating Partners, LP
730,000	7.500%, 5/1/2025[h]	757,375
	Anadarko Petroleum Corporation
710,000	4.850%, 3/15/2021	752,790
472,000	5.550%, 3/15/2026[g]	526,235
	Antero Resources Corporation
240,000	5.125%, 12/1/2022	245,400
500,000	5.625%, 6/1/2023	521,250
	BP Capital Markets plc
452,000	3.062%, 3/17/2022	464,362
665,000	3.535%, 11/4/2024	685,841
120,000	3.119%, 5/4/2026	119,909
840,000	3.279%, 9/19/2027	838,384
	Buckeye Partners, LP
288,000	2.650%, 11/15/2018	289,171
	Canadian Natural Resources, Ltd.
585,000	3.450%, 11/15/2021	603,223
225,000	6.250%, 3/15/2038	270,044
225,000	4.950%, 6/1/2047	235,779
	Canadian Oil Sands, Ltd.
315,000	9.400%, 9/1/2021[h]	384,644
	Cenovus Energy, Inc.
475,000	3.800%, 9/15/2023	477,220
	Cheniere Corpus Christi Holdings, LLC
685,000	5.875%, 3/31/2025	737,231
	Cheniere Energy Partners, LP
785,000	5.250%, 10/1/2025[h]	802,663
	Cimarex Energy Company
336,000	4.375%, 6/1/2024	355,340
	Columbia Pipeline Group, Inc.
450,000	2.450%, 6/1/2018	451,543
	Concho Resources, Inc.
305,000	4.375%, 1/15/2025	321,013
	ConocoPhillips
590,000	6.500%, 2/1/2039	790,199
	Continental Resources, Inc.
595,000	5.000%, 9/15/2022	604,669
	Devon Energy Corporation
340,000	3.250%, 5/15/2022	343,928
	El Paso Pipeline Partners Operating Company, LLC
355,000	4.300%, 5/1/2024	369,308

Principal Amount	Long-Term Fixed Income (15.1%)	Value
Energy (0.7%) - continued
	Enbridge, Inc.
$400,000	2.900%, 7/15/2022	$402,223
	Encana Corporation
100,000	3.900%, 11/15/2021	103,025
480,000	6.625%, 8/15/2037	558,228
600,000	6.500%, 2/1/2038	709,890
	Energy Transfer Equity, LP
670,000	5.500%, 6/1/2027	705,175
	Energy Transfer Partners, LP
448,000	4.650%, 6/1/2021	476,037
265,000	4.900%, 3/15/2035	263,214
	Energy Transfer, LP
250,000	5.150%, 2/1/2043	243,726
	EnLink Midstream Partners, LP
225,000	4.150%, 6/1/2025	227,106
168,000	4.850%, 7/15/2026	175,728
	Enterprise Products Operating, LLC
172,000	5.100%, 2/15/2045	191,546
	EQT Corporation
162,000	5.150%, 3/1/2018	163,917
118,000	8.125%, 6/1/2019	129,470
250,000	4.875%, 11/15/2021	270,511
300,000	3.000%, 10/1/2022[c]	300,466
240,000	3.900%, 10/1/2027[c]	239,937
	Exxon Mobil Corporation
180,000	4.114%, 3/1/2046	194,369
	Kinder Morgan Energy Partners, LP
340,000	3.500%, 3/1/2021	348,345
	Magellan Midstream Partners, LP
315,000	5.000%, 3/1/2026	350,358
	Marathon Oil Corporation
336,000	2.700%, 6/1/2020	335,933
830,000	6.600%, 10/1/2037	954,443
	Marathon Petroleum Corporation
165,000	3.400%, 12/15/2020	170,248
480,000	6.500%, 3/1/2041	577,311
469,000	4.750%, 9/15/2044	466,311
	MPLX, LP
708,000	4.875%, 6/1/2025	758,956
350,000	4.125%, 3/1/2027	356,217
	Newfield Exploration Company
850,000	5.625%, 7/1/2024	911,625
	Noble Energy, Inc.
202,000	5.625%, 5/1/2021	208,060
	ONEOK, Inc.
693,000	7.500%, 9/1/2023	829,375
355,000	4.000%, 7/13/2027	359,250
	PBF Holding Company, LLC
590,000	7.250%, 6/15/2025[h]	603,275
	Petrobras Global Finance BV
140,000	8.375%, 5/23/2021	161,927
590,000	6.250%, 3/17/2024	630,415
	Petroleos Mexicanos
705,000	6.000%, 3/5/2020	757,523
168,000	2.378%, 4/15/2025	169,093
295,000	6.750%, 9/21/2047	313,850
	Pioneer Natural Resources Company
225,000	4.450%, 1/15/2026	239,810
	Plains All American Pipeline, LP
550,000	5.000%, 2/1/2021	578,319
	Regency Energy Partners, LP
448,000	5.875%, 3/1/2022	495,754
670,000	5.000%, 10/1/2022	723,460
	Rice Energy, Inc.
750,000	6.250%, 5/1/2022	783,750

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
29

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (15.1%)	Value
Energy (0.7%) - continued
	Rowan Companies, Inc.
$95,000	7.375%, 6/15/2025	$92,862
	Sabine Pass Liquefaction, LLC
345,000	6.250%, 3/15/2022	387,939
420,000	5.625%, 4/15/2023	465,367
480,000	5.750%, 5/15/2024	534,727
670,000	5.625%, 3/1/2025	738,865
	Schlumberger Holdings Corporation
165,000	3.000%, 12/21/2020[h]	168,951
280,000	4.000%, 12/21/2025[h]	293,356
	Shell International Finance BV
165,000	1.759%, (LIBOR 3M + 0.450%), 5/11/2020[i]	166,412
	Southwestern Energy Company
785,000	7.500%, 4/1/2026	815,419
	Suncor Energy, Inc.
270,000	3.600%, 12/1/2024	278,169
	Sunoco Logistics Partners Operations, LP
200,000	4.400%, 4/1/2021	210,952
	Tesoro Corporation
1,618,000	4.750%, 12/15/2023[h]	1,745,372
	Weatherford International, Ltd.
680,000	8.250%, 6/15/2023	700,400
	Western Gas Partners, LP
472,000	4.000%, 7/1/2022	488,202
	Williams Partners, LP
280,000	4.000%, 11/15/2021	292,273
300,000	4.500%, 11/15/2023	319,207
450,000	3.750%, 6/15/2027	449,154
475,000	6.300%, 4/15/2040	568,612
	Woodside Finance, Ltd.
600,000	3.650%, 3/5/2025[h]	604,081
240,000	3.700%, 3/15/2028[h]	238,155

	Total	38,944,172

Financials (1.7%)
	ABN AMRO Bank NV
450,000	4.750%, 7/28/2025[h]	477,761
	ACE INA Holdings, Inc.
335,000	4.350%, 11/3/2045	367,915
	AerCap Ireland Capital, Ltd.
220,000	3.750%, 5/15/2019	225,097
224,000	4.625%, 10/30/2020	238,332
600,000	5.000%, 10/1/2021	647,266
224,000	4.625%, 7/1/2022	240,022
	Aetna, Inc.
480,000	2.800%, 6/15/2023	482,412
	Air Lease Corporation
220,000	2.125%, 1/15/2018	220,239
90,000	2.625%, 9/4/2018	90,713
590,000	3.375%, 1/15/2019	599,771
	Ally Financial, Inc.
440,000	3.750%, 11/18/2019	449,680
475,000	4.125%, 3/30/2020	489,250
	American Express Credit Corporation
350,000	1.871%, (LIBOR 3M + 0.550%), 3/18/2019[i]	352,107
720,000	1.875%, 5/3/2019	720,688
	American International Group, Inc.
150,000	3.300%, 3/1/2021	154,524
336,000	4.125%, 2/15/2024	356,703
720,000	3.750%, 7/10/2025	743,288
650,000	3.900%, 4/1/2026	674,709

Principal Amount	Long-Term Fixed Income (15.1%)	Value
Financials (1.7%) - continued
	Anthem, Inc.
$590,000	4.625%, 5/15/2042	$638,864
	Aon plc
168,000	3.875%, 12/15/2025	176,745
	ASP AMC Merger Sub, Inc.
850,000	8.000%, 5/15/2025[h]	818,125
	Avalonbay Communities, Inc.
500,000	3.500%, 11/15/2025	512,367
	Banco Santander SA
800,000	6.375%, 5/19/2019[k]	815,062
	Bank of America Corporation
370,000	2.393%, (LIBOR 3M + 1.070%), 3/22/2018[i]	371,572
295,000	2.169%, (LIBOR 3M + 0.870%), 4/1/2019[i]	297,654
300,000	2.369%, 7/21/2021	299,967
360,000	2.328%, 10/1/2021	359,548
595,000	3.300%, 1/11/2023	609,350
475,000	2.881%, 4/24/2023	476,922
448,000	4.000%, 4/1/2024	473,146
1,320,000	4.000%, 1/22/2025	1,365,462
600,000	3.093%, 10/1/2025	599,297
336,000	3.500%, 4/19/2026	341,534
720,000	4.183%, 11/25/2027	745,959
500,000	3.824%, 1/20/2028	513,260
561,000	5.875%, 2/7/2042	722,890
	Bank of New York Mellon Corporation
560,000	2.500%, 4/15/2021	565,473
	Bank of Nova Scotia
500,000	2.700%, 3/7/2022	504,836
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
145,000	2.850%, 9/8/2021[h]	146,591
	Barclays Bank plc
112,000	10.179%, 6/12/2021[h]	138,673
	Barclays plc
264,000	2.750%, 11/8/2019	266,770
680,000	3.684%, 1/10/2023	697,205
448,000	3.650%, 3/16/2025	448,939
	BB&T Corporation
150,000	2.019%, (LIBOR 3M + 0.715%), 1/15/2020[i]	151,024
	Berkshire Hathaway Energy Company
375,000	4.500%, 2/1/2045	405,261
	Berkshire Hathaway, Inc.
280,000	2.750%, 3/15/2023	284,149
	BPCE SA
300,000	3.000%, 5/22/2022[h]	301,657
	Caisse Centrale Desjardins du Quebec
210,000	1.976%, (LIBOR 3M + 0.665%), 1/29/2018[h,i]	210,415
	Capital One Financial Corporation
235,000	2.450%, 4/24/2019	236,418
413,000	2.500%, 5/12/2020	414,854
448,000	3.050%, 3/9/2022	452,992
	Capital One NA
595,000	2.350%, 1/31/2020[g]	598,071
	CBOE Holdings, Inc.
275,000	1.950%, 6/28/2019	274,703
	Centene Escrow Corporation
900,000	5.625%, 2/15/2021	936,180
	Cigna Corporation
950,000	3.050%, 10/15/2027	936,268
	CIT Group, Inc.
905,000	5.000%, 8/15/2022	979,391

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
30

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (15.1%)	Value
Financials (1.7%) - continued
	Citigroup, Inc.
$245,000	2.074%, (LIBOR 3M + 0.770%), 4/8/2019[i]	$246,476
600,000	2.094%, (LIBOR 3M + 0.790%), 1/10/2020[i]	604,474
450,000	2.700%, 3/30/2021	454,915
530,000	2.750%, 4/25/2022	531,258
244,000	4.050%, 7/30/2022	255,554
685,000	4.400%, 6/10/2025	722,559
448,000	3.200%, 10/21/2026	441,381
720,000	3.668%, 7/24/2028	725,347
336,000	4.125%, 7/25/2028	346,187
	Citizens Bank NA
625,000	2.300%, 12/3/2018	627,298
485,000	2.200%, 5/26/2020	484,839
	Commerzbank AG
600,000	8.125%, 9/19/2023[h]	729,384
	Commonwealth Bank of Australia
336,000	2.250%, 3/10/2020[h]	337,628
	Compass Bank
250,000	2.750%, 9/29/2019	251,572
	Cooperatieve Centrale Raiffeisen - Boerenleenbank BA
608,000	3.950%, 11/9/2022	637,888
1,416,000	4.625%, 12/1/2023	1,521,061
	Credit Agricole SA
290,000	2.104%, (LIBOR 3M + 0.800%), 4/15/2019[h,i]	292,575
400,000	3.375%, 1/10/2022[h]	409,118
	Credit Suisse AG
231,000	5.400%, 1/14/2020	246,982
	Credit Suisse Group AG
600,000	2.997%, 12/14/2023[h]	598,026
	Credit Suisse Group Funding, Ltd.
1,262,000	2.750%, 3/26/2020	1,274,929
525,000	3.125%, 12/10/2020	535,423
448,000	3.750%, 3/26/2025	456,184
	DDR Corporation
515,000	4.625%, 7/15/2022	545,664
	Deutsche Bank AG
660,000	2.700%, 7/13/2020	662,556
675,000	3.375%, 5/12/2021	687,494
280,000	4.250%, 10/14/2021	293,372
	Digital Realty Trust LP
280,000	3.400%, 10/1/2020	288,688
	Discover Bank
510,000	8.700%, 11/18/2019	569,808
	Duke Realty, LP
88,000	3.875%, 2/15/2021	91,690
264,000	4.375%, 6/15/2022	282,009
	ERP Operating, LP
90,000	3.375%, 6/1/2025	91,911
	European Investment Bank
445,000	1.875%, 3/15/2019	446,732
	Fifth Third Bancorp
148,000	2.875%, 7/27/2020	150,783
145,000	2.875%, 10/1/2021	147,536
390,000	2.600%, 6/15/2022	389,633
	Five Corners Funding Trust
590,000	4.419%, 11/15/2023[h]	638,915
	GE Capital International Funding Company
1,560,000	4.418%, 11/15/2035	1,700,416

Principal Amount	Long-Term Fixed Income (15.1%)	Value
Financials (1.7%) - continued
	Goldman Sachs Group, Inc.
$390,000	2.511%, (LIBOR 3M + 1.200%), 4/30/2018[i]	$392,302
205,000	2.415%, (LIBOR 3M + 1.100%), 11/15/2018[i]	206,854
1,294,000	5.375%, 3/15/2020	1,389,610
210,000	2.473%, (LIBOR 3M + 1.160%), 4/23/2020[i]	213,390
830,000	5.375%, 5/10/2020[k]	859,963
1,446,000	5.250%, 7/27/2021	1,588,513
472,000	2.908%, 6/5/2023	471,485
960,000	3.272%, 9/29/2025	960,504
825,000	3.691%, 6/5/2028	831,882
390,000	4.750%, 10/21/2045	435,047
	Hartford Financial Services Group, Inc.
919,000	5.125%, 4/15/2022	1,018,549
	HBOS plc
558,000	6.750%, 5/21/2018[h]	574,588
	HCP, Inc.
705,000	4.000%, 12/1/2022	741,234
176,000	3.400%, 2/1/2025	175,329
	HSBC Bank plc
495,000	1.955%, (LIBOR 3M + 0.640%), 5/15/2018[h,i]	496,634
	HSBC Holdings plc
850,000	3.400%, 3/8/2021	876,273
450,000	6.875%, 6/1/2021[k]	489,937
350,000	2.650%, 1/5/2022	350,688
350,000	3.600%, 5/25/2023	364,102
425,000	3.900%, 5/25/2026	444,626
	Huntington National Bank
250,000	2.200%, 11/6/2018	250,779
	Icahn Enterprises, LP
475,000	6.000%, 8/1/2020	490,176
330,000	6.750%, 2/1/2024	348,150
	ING Capital Funding Trust III
265,000	4.896%, (LIBOR 3M + 3.600%), 9/30/2017[i,k]	265,000
	ING Groep NV
375,000	3.150%, 3/29/2022	382,028
	International Lease Finance Corporation
135,000	4.625%, 4/15/2021	143,408
270,000	5.875%, 8/15/2022	302,239
	Intesa Sanpaolo SPA
300,000	3.125%, 7/14/2022[h]	300,651
	J.P. Morgan Chase & Company
326,000	6.300%, 4/23/2019	347,834
165,000	2.250%, 1/23/2020	165,850
500,000	1.996%, (LIBOR 3M + 0.680%), 6/1/2021[i]	502,535
265,000	2.295%, 8/15/2021	264,734
560,000	4.500%, 1/24/2022	606,605
336,000	3.200%, 1/25/2023	344,481
575,000	2.700%, 5/18/2023	574,951
245,000	2.543%, (LIBOR 3M + 1.230%), 10/24/2023[i]	250,390
352,000	3.625%, 5/13/2024	366,984
690,000	3.125%, 1/23/2025	695,172
360,000	3.300%, 4/1/2026	360,927
720,000	3.882%, 7/24/2038	724,364
	KeyBank NA
365,000	2.350%, 3/8/2019	367,947

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
31

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (15.1%)	Value
Financials (1.7%) - continued
	KeyCorp
$300,000	2.900%, 9/15/2020	$306,457
	Kimco Realty Corporation
960,000	3.300%, 2/1/2025	959,058
	Kookmin Bank
375,000	1.625%, 8/1/2019[h]	369,787
	Liberty Mutual Group, Inc.
224,000	4.950%, 5/1/2022[h]	244,536
	Liberty Property, LP
618,000	3.750%, 4/1/2025	633,294
	Lincoln National Corporation
220,000	8.750%, 7/1/2019	244,543
	Lloyds Bank plc
235,000	1.841%, (LIBOR 3M + 0.520%), 3/16/2018[i]	235,436
	MassMutual Global Funding
400,000	2.750%, 6/22/2024[h]	398,775
	MetLife, Inc.
355,000	4.050%, 3/1/2045	360,650
	Mitsubishi UFJ Financial Group, Inc.
370,000	2.190%, 9/13/2021	365,436
600,000	3.287%, 7/25/2027	597,205
	Morgan Stanley
1,018,000	6.625%, 4/1/2018	1,042,871
260,000	2.594%, (LIBOR 3M + 1.280%), 4/25/2018[i]	261,646
210,000	2.457%, (LIBOR 3M + 1.140%), 1/27/2020[i]	213,239
224,000	5.550%, 7/15/2020[k]	233,380
280,000	2.500%, 4/21/2021	280,843
560,000	2.625%, 11/17/2021	561,670
531,000	2.750%, 5/19/2022	533,001
155,000	4.875%, 11/1/2022	167,933
275,000	4.000%, 7/23/2025	289,818
540,000	4.350%, 9/8/2026	565,106
720,000	3.591%, 7/22/2028	720,966
	MPT Operating Partnership, LP
725,000	6.375%, 3/1/2024	782,094
	Nasdaq, Inc.
295,000	3.850%, 6/30/2026	303,394
	National City Corporation
602,000	6.875%, 5/15/2019	647,751
	National Retail Properties, Inc.
1,200,000	3.500%, 10/15/2027	1,174,005
	New York Life Global Funding
354,000	2.300%, 6/10/2022[h]	352,559
	Park Aerospace Holdings, Ltd.
1,125,000	5.500%, 2/15/2024[h]	1,181,250
	Prudential Financial, Inc.
145,000	2.350%, 8/15/2019	146,009
	Quicken Loans, Inc.
1,165,000	5.750%, 5/1/2025[h]	1,223,250
	Realty Income Corporation
475,000	4.125%, 10/15/2026	491,738
	Regions Bank
250,000	7.500%, 5/15/2018	258,640
	Regions Financial Corporation
250,000	2.250%, 9/14/2018	251,051
336,000	3.200%, 2/8/2021	343,294
	Reinsurance Group of America, Inc.
252,000	5.000%, 6/1/2021	272,346
	Reliance Standard Life Global Funding II
230,000	2.500%, 4/24/2019[h]	231,419

Principal Amount	Long-Term Fixed Income (15.1%)	Value
Financials (1.7%) - continued
	Royal Bank of Scotland Group plc
$590,000	8.625%, 8/15/2021[k]	$654,162
300,000	3.875%, 9/12/2023	306,876
	Santander UK Group Holdings plc
380,000	2.875%, 10/16/2020	385,313
	Santander UK plc
132,000	3.050%, 8/23/2018	133,571
	Simon Property Group, LP
150,000	2.500%, 9/1/2020	151,797
400,000	2.750%, 2/1/2023	401,390
448,000	4.250%, 11/30/2046	457,113
	Skandinaviska Enskilda Banken AB
365,000	2.375%, 3/25/2019[h]	367,671
	Societe Generale SA
354,000	4.750%, 11/24/2025[h]	374,654
	Standard Chartered plc
846,000	2.100%, 8/19/2019[h]	844,889
	State Street Corporation
233,000	2.217%, (LIBOR 3M + 0.900%), 8/18/2020[i]	237,743
	Sumitomo Mitsui Banking Corporation
250,000	1.884%, (LIBOR 3M + 0.580%), 1/16/2018[i]	250,340
	Sumitomo Mitsui Financial Group, Inc.
420,000	2.784%, 7/12/2022	421,040
336,000	3.010%, 10/19/2026	328,104
	Sumitomo Mitsui Trust Bank, Ltd.
600,000	1.950%, 9/19/2019[h]	598,596
	SunTrust Banks, Inc.
475,000	2.250%, 1/31/2020	477,174
	Svenska Handelsbanken AB
330,000	1.811%, (LIBOR 3M + 0.490%), 6/17/2019i	331,523
	Synchrony Financial
590,000	3.000%, 8/15/2019	599,579
140,000	2.541%, (LIBOR 3M + 1.230%), 2/3/2020[i]	141,397
155,000	4.250%, 8/15/2024	161,140
	Toronto-Dominion Bank
165,000	2.249%, (LIBOR 3M + 0.930%), 12/14/2020[i]	167,920
	UBS Group Funding Jersey, Ltd.
600,000	3.000%, 4/15/2021[h]	608,123
336,000	4.125%, 9/24/2025[h]	353,312
	UBS Group Funding Switzerland AG
450,000	3.491%, 5/23/2023[h]	460,601
	UnitedHealth Group, Inc.
90,000	3.350%, 7/15/2022	93,962
1,010,000	4.625%, 7/15/2035	1,157,010
	USB Realty Corporation
140,000	2.451%, (LIBOR 3M + 1.147%), 1/15/2022h,i,k	122,675
	Ventas Realty, LP
500,000	3.100%, 1/15/2023	502,220
	Voya Financial, Inc.
157,000	2.900%, 2/15/2018	157,682
825,000	3.125%, 7/15/2024	813,862
	Wells Fargo & Company
210,000	1.991%, (LIBOR 3M + 0.680%), 1/30/2020[i]	212,195
450,000	2.550%, 12/7/2020	455,083
540,000	2.625%, 7/22/2022	540,887
550,000	3.069%, 1/24/2023	559,271

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
32

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (15.1%)	Value
Financials (1.7%) - continued
$448,000	3.450%, 2/13/2023	$458,880
350,000	3.000%, 2/19/2025	347,410
450,000	3.000%, 4/22/2026	441,832
450,000	3.000%, 10/23/2026	439,108
810,000	4.900%, 11/17/2045	902,985
	Welltower, Inc.
185,000	3.750%, 3/15/2023	192,506
855,000	4.000%, 6/1/2025	891,050

	Total	102,020,147

Foreign Government (0.1%)
	Argentina Government International Bond
335,000	7.500%, 4/22/2026	376,038
118,000	6.875%, 1/26/2027	127,440
	Brazil Government International Bond
315,000	7.125%, 1/20/2037	374,062
600,000	5.625%, 2/21/2047[g]	606,000
	Export-Import Bank of Korea
205,000	2.250%, 1/21/2020	204,264
	Indonesia Government International Bond
600,000	3.850%, 7/18/2027[g,h]	616,583
	Kommunalbanken AS
335,000	1.500%, 10/22/2019[h]	333,221
	Mexico Government International Bond
590,000	4.150%, 3/28/2027	620,119
	Turkey Government International Bond
720,000	5.750%, 5/11/2047	707,818

	Total	3,965,545

Mortgage-Backed Securities (4.5%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
14,325,000	3.000%, 10/1/2032[c]	14,718,300
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
25,825,000	4.000%, 10/1/2047[c]	27,182,829
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,437,472	1.743%, (LIBOR 12M + 1.550%), 7/1/2043i	1,479,239
324,953	2.041%, (LIBOR 12M + 1.540%), 7/1/2043[i]	333,925
252,271	2.030%, (LIBOR 12M + 1.530%), 8/1/2043[i]	258,616
25,300,000	3.000%, 10/1/2047[c]	25,369,180
99,850,000	3.500%, 10/1/2047[c]	102,896,204
69,400,000	4.000%, 10/1/2047[c]	73,043,500
18,300,000	4.500%, 10/1/2047[c]	19,636,043

	Total	264,917,836

Technology (0.3%)
	Amphenol Corporation
188,000	2.550%, 1/30/2019	189,206
	Apple, Inc.
165,000	1.609%, (LIBOR 3M + 0.300%), 5/6/2020[i]	165,930
300,000	3.000%, 2/9/2024	307,307

Principal Amount	Long-Term Fixed Income (15.1%)	Value
Technology (0.3%) - continued
$784,000	3.200%, 5/13/2025	$804,736
475,000	3.200%, 5/11/2027	483,395
640,000	3.000%, 6/20/2027	640,454
336,000	4.650%, 2/23/2046	381,438
600,000	4.250%, 2/9/2047	644,958
835,000	3.750%, 9/12/2047	829,702
	Applied Materials, Inc.
240,000	3.300%, 4/1/2027	244,341
	Avnet, Inc.
335,000	3.750%, 12/1/2021	342,169
	Baidu, Inc.
540,000	3.000%, 6/30/2020	547,379
	Cisco Systems, Inc.
220,000	1.816%, (LIBOR 3M + 0.500%), 3/1/2019[i]	221,355
	CommScope Technologies Finance, LLC
650,000	6.000%, 6/15/2025[h]	694,687
	Diamond 1 Finance Corporation
280,000	3.480%, 6/1/2019[h]	285,356
590,000	5.450%, 6/15/2023[h]	647,093
168,000	6.020%, 6/15/2026[h]	186,505
224,000	8.350%, 7/15/2046[h]	286,152
	Equinix, Inc.
700,000	5.750%, 1/1/2025	753,375
	Fidelity National Information Services, Inc.
400,000	2.850%, 10/15/2018	404,660
267,000	3.625%, 10/15/2020	277,979
	First Data Corporation
450,000	5.375%, 8/15/2023[h]	470,700
	Hewlett Packard Enterprise Company
93,000	2.450%, 10/5/2017	93,004
140,000	2.850%, 10/5/2018	141,395
300,000	2.100%, 10/4/2019[h]	300,065
140,000	4.400%, 10/15/2022	149,149
	Intel Corporation
85,000	3.100%, 7/29/2022	88,385
180,000	3.700%, 7/29/2025	190,285
504,000	4.100%, 5/19/2046	528,458
	International Business Machines Corporation
448,000	4.700%, 2/19/2046[g]	502,800
	Iron Mountain, Inc.
825,000	6.000%, 8/15/2023	873,469
	Microsoft Corporation
700,000	4.750%, 11/3/2055	824,030
700,000	4.200%, 11/3/2035	777,555
1,415,000	3.700%, 8/8/2046	1,426,163
600,000	4.250%, 2/6/2047	662,931
	NetApp, Inc.
375,000	2.000%, 9/27/2019	374,820
	NXP BV
650,000	3.875%, 9/1/2022[h]	677,625
	Oracle Corporation
150,000	2.500%, 5/15/2022	151,946
448,000	2.400%, 9/15/2023	445,298
1,060,000	2.950%, 5/15/2025	1,068,517
	QUALCOMM, Inc.
336,000	3.000%, 5/20/2022	345,537
236,000	4.300%, 5/20/2047	241,330
	Sensata Technologies UK Financing Company plc
540,000	6.250%, 2/15/2026[h]	591,300

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
33

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (15.1%)	Value
Technology (0.3%) - continued
	Tyco Electronics Group SA
$120,000	3.450%, 8/1/2024	$124,015
240,000	3.125%, 8/15/2027	239,230
	VMware, Inc.
120,000	2.950%, 8/21/2022	120,403

	Total	20,746,587

Transportation (0.1%)
	Air Canada Pass Through Trust
119,666	3.875%, 3/15/2023[h]	120,264
	American Airlines Pass Through Trust
266,658	3.375%, 5/1/2027	268,658
	Avis Budget Car Rental, LLC
500,000	6.375%, 4/1/2024[g,h]	521,250
	Burlington Northern Santa Fe, LLC
355,000	5.750%, 5/1/2040	451,962
1,050,000	5.050%, 3/1/2041	1,254,541
385,000	4.450%, 3/15/2043	422,326
480,000	3.900%, 8/1/2046[g]	494,360
	Continental Airlines, Inc.
132,516	4.150%, 4/11/2024	139,473
	CSX Corporation
115,000	3.700%, 11/1/2023	120,808
	Delta Air Lines, Inc.
57,064	4.950%, 5/23/2019	58,913
265,000	2.875%, 3/13/2020	267,941
	ERAC USA Finance, LLC
67,000	2.800%, 11/1/2018[h]	67,542
	J.B. Hunt Transport Services, Inc.
135,000	3.300%, 8/15/2022	138,316
	Southwest Airlines Company
285,000	2.750%, 11/6/2019	288,768
	XPO Logistics, Inc.
690,000	6.500%, 6/15/2022[h]	724,500

	Total	5,339,622

U.S. Government and Agencies (3.3%)
	Federal National Mortgage Association
405,000	6.250%, 5/15/2029	545,132
	Tennessee Valley Authority
390,000	5.250%, 9/15/2039	511,161
	U.S. Treasury Bonds
4,150,000	6.500%, 11/15/2026	5,596,664
1,500,000	2.375%, 5/15/2027	1,505,566
3,000,000	2.250%, 8/15/2027	2,978,203
2,900,000	5.250%, 11/15/2028	3,717,891
2,050,000	4.375%, 5/15/2040	2,611,588
10,625,000	3.000%, 5/15/2042	10,984,009
25,124,000	2.500%, 5/15/2046	23,330,971
	U.S. Treasury Bonds, TIPS
37,357,874	0.125%, 1/15/2023	37,247,747
103,895	2.375%, 1/15/2025	118,624
30,479,650	0.625%, 1/15/2026	30,872,716
67,955	2.125%, 2/15/2040	85,412
595,848	0.750%, 2/15/2042	574,797
	U.S. Treasury Notes
6,315,000	1.500%, 10/31/2019	6,314,260
1,500,000	1.375%, 5/31/2021	1,479,258
23,030,000	1.125%, 8/31/2021	22,438,957
2,700,000	1.875%, 2/28/2022	2,699,895
2,000,000	2.125%, 6/30/2022	2,018,437
12,000,000	1.875%, 7/31/2022	11,970,000
1,015,000	1.625%, 8/15/2022	1,001,718
1,858,000	1.375%, 9/30/2023	1,785,785

Principal Amount	Long-Term Fixed Income (15.1%)	Value
U.S. Government and Agencies (3.3%) - continued
$13,340,000	2.000%, 4/30/2024	$13,232,134
1,700,000	2.125%, 7/31/2024	1,696,613
1,235,000	2.250%, 11/15/2024	1,240,693
10,000,000	2.000%, 11/15/2026	9,740,625
	U.S. Treasury Notes, TIPS
1,755,879	0.125%, 4/15/2021	1,760,543

	Total	198,059,399

Utilities (0.5%)
	American Electric Power Company, Inc.
718,000	2.950%, 12/15/2022	732,070
	Appalachian Power Company
238,000	3.300%, 6/1/2027	240,249
	Arizona Public Service Company
180,000	2.200%, 1/15/2020	180,670
	Atmos Energy Corporation
255,000	3.000%, 6/15/2027	255,056
	Berkshire Hathaway Energy Company
132,000	2.400%, 2/1/2020	133,202
	Calpine Corporation
390,000	5.375%, 1/15/2023[g]	379,821
	CMS Energy Corporation
336,000	2.950%, 2/15/2027	323,858
336,000	3.450%, 8/15/2027	337,118
	Commonwealth Edison Company
355,000	3.700%, 3/1/2045	350,339
190,000	4.350%, 11/15/2045	204,777
	Consolidated Edison Company of New York, Inc.
168,000	4.500%, 12/1/2045	185,974
	Consolidated Edison, Inc.
224,000	2.000%, 5/15/2021	221,761
	Dominion Energy, Inc.
475,000	2.962%, 7/1/2019	481,775
472,000	2.579%, 7/1/2020	475,255
	DTE Electric Company
265,000	3.700%, 3/15/2045	263,057
360,000	3.700%, 6/1/2046	353,510
	DTE Energy Company
70,000	2.400%, 12/1/2019	70,378
	Duke Energy Corporation
468,000	2.100%, 6/15/2018	469,376
448,000	3.750%, 9/1/2046	431,287
	Duke Energy Florida, LLC
320,000	3.200%, 1/15/2027	323,437
	Duke Energy Indiana, LLC
450,000	3.750%, 5/15/2046	448,067
	Dynegy, Inc.
665,000	7.375%, 11/1/2022	694,925
	Edison International
450,000	2.950%, 3/15/2023	455,555
	Emera U.S. Finance, LP
335,000	2.150%, 6/15/2019	335,100
335,000	4.750%, 6/15/2046	359,023
	Enbridge Energy Partners, LP
595,000	5.875%, 10/15/2025	678,280
	Eversource Energy
150,000	1.600%, 1/15/2018	149,992
	Exelon Corporation
240,000	5.100%, 6/15/2045	274,048
336,000	4.450%, 4/15/2046	351,658
	Exelon Generation Company, LLC
300,000	5.200%, 10/1/2019	318,139
415,000	2.950%, 1/15/2020	422,285

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
34

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (15.1%)	Value
Utilities (0.5%) - continued
	FirstEnergy Corporation
$150,000	2.850%, 7/15/2022	$150,298
845,000	4.850%, 7/15/2047	886,265
	ITC Holdings Corporation
67,000	4.050%, 7/1/2023	70,327
224,000	5.300%, 7/1/2043	262,962
	Kinder Morgan Energy Partners, LP
585,000	6.500%, 9/1/2039	666,403
	MidAmerican Energy Holdings Company
672,000	6.500%, 9/15/2037	897,564
	Monongahela Power Company
275,000	5.400%, 12/15/2043[h]	334,542
	National Rural Utilities Cooperative Finance Corporation
400,000	2.300%, 11/1/2020	403,142
	NextEra Energy Capital Holdings, Inc.
280,000	2.300%, 4/1/2019	281,402
	NiSource Finance Corporation
236,000	3.490%, 5/15/2027	238,777
615,000	5.650%, 2/1/2045	745,720
	Northern States Power Company
410,000	4.125%, 5/15/2044	434,046
	NRG Energy, Inc.
630,000	6.625%, 3/15/2023	651,263
	Oncor Electric Delivery Company, LLC
944,000	3.750%, 4/1/2045	938,240
	Pacific Gas and Electric Company
580,000	3.300%, 3/15/2027	589,839
336,000	4.250%, 3/15/2046	361,358
	PG&E Corporation
140,000	2.400%, 3/1/2019	140,713
	PPL Capital Funding, Inc.
144,000	3.500%, 12/1/2022	149,445
236,000	3.400%, 6/1/2023	242,904
515,000	5.000%, 3/15/2044	577,767
	PPL Electric Utilities Corporation
354,000	3.950%, 6/1/2047	365,298
	Public Service Electric & Gas Company
600,000	3.000%, 5/15/2027	597,864
	Sempra Energy
365,000	6.150%, 6/15/2018	376,043
170,000	2.400%, 3/15/2020	170,614
	Southern California Edison Company
100,000	2.400%, 2/1/2022	100,324
485,000	4.000%, 4/1/2047	510,654
	Southern Company
450,000	1.850%, 7/1/2019	449,722
485,000	2.950%, 7/1/2023	487,304
590,000	3.250%, 7/1/2026	583,000
450,000	4.400%, 7/1/2046	468,149
	Southern Company Gas Capital Corporation
590,000	4.400%, 5/30/2047	609,293
	Southwestern Electric Power Company
180,000	3.900%, 4/1/2045	180,462
	Tallgrass Energy Partners, LP
1,180,000	5.500%, 1/15/2028[h]	1,199,175
	Tesoro Logistics, LP
755,000	5.250%, 1/15/2025	808,794

Principal Amount	Long-Term Fixed Income (15.1%)	Value
Utilities (0.5%) - continued
	Xcel Energy, Inc.
$775,000	3.350%, 12/1/2026	$784,725

	Total	27,614,440

	Total Long-Term Fixed Income (cost $891,990,780)	900,572,789

Shares	Preferred Stock (<0.1%)	Value
Consumer Staples (<0.1%)
4,408	Henkel AG & Company KGaA, 1.620%	600,553

	Total	600,553

Energy (<0.1%)
1,954	Alpha Natural Resources, Inc., 0.000%[f]	44,942
1,954	ANR Holdings, Inc., 0.000%[f]	12,115

	Total	57,057

	Total Preferred Stock (cost $607,789)	657,610

Shares	Collateral Held for Securities Loaned (1.0%)	Value
60,338,351	Thrivent Cash Management Trust	60,338,351

	Total Collateral Held for Securities Loaned (cost $60,338,351)	60,338,351

Shares or Principal Amount	Short-Term Investments (12.4%)[m]	Value
	Federal Home Loan Bank Discount Notes
5,000,000	1.030%, 10/11/2017[n]	4,998,760
800,000	1.020%, 10/18/2017[n]	799,648
2,000,000	1.070%, 10/20/2017[n]	1,999,010
4,400,000	1.030%, 11/3/2017[n]	4,396,088
3,600,000	1.030%, 11/7/2017[n]	3,596,400
15,100,000	1.035%, 11/10/2017[n]	15,083,647
2,700,000	1.039%, 11/15/2017[n]	2,696,701
4,600,000	1.035%, 11/17/2017[n]	4,594,121
4,400,000	1.040%, 11/28/2017[n]	4,393,035
4,100,000	1.040%, 12/22/2017[n]	4,090,406
	Thrivent Core Short-Term Reserve Fund
68,116,865	1.340%	681,168,652
	U.S. Treasury Bills
7,000,000	1.100%, 10/5/2017[n]	6,999,579
940,000	1.018%, 12/7/2017[o]	938,302

	Total Short-Term Investments (cost $735,749,349)	735,754,349

	Total Investments (cost $5,328,430,052) 105.4%	$6,280,274,751

	Other Assets and Liabilities, Net (5.4%)	(324,009,639)

	Total Net Assets 100.0%	$5,956,265,112

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
35

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Security is valued using significant unobservable inputs.

Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the Notes to Financial Statements.

e

Denotes payment-in-kind security. The security paid an interest or dividend payment with additional fixed income or equity securities in lieu of, or in addition to a cash payment. The cash rate and/or payment-in-kind rate shown are as of 9/29/2017.

f	Non-income producing security.
g	All or a portion of the security is on loan.
h

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of September 29, 2017, the value of these investments was $87,140,095 or 1.5% of total net assets.

i	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 29, 2017.
j

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 29, 2017.

k	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
l

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period.

The actual effective yield of the security is different than the stated coupon rate.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
o	At September 29, 2017, $830,497 of investments were segregated to cover exposure to a counterparty for margin on open mortgage-backed security transactions.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Moderately Aggressive Allocation Portfolio as of September 29, 2017 was $35,098,937 or 0.6% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of September 29, 2017.

Security	Acquisition Date	Cost
ALM Loan Funding CLO, 10/17/2026	4/28/2017	$975,000
Angel Oak Mortgage Trust I, LLC, 7/25/2046	8/15/2016	349,230
Apidos CLO XVIII, 7/22/2026	4/4/2017	950,000
Ares XXXII CLO, Ltd., 11/15/2025	2/3/2017	750,000
Babson CLO, Ltd., 10/17/2026	3/10/2017	385,000
Betony CLO, Ltd., 4/15/2027	11/17/2016	350,000
Birchwood Park CLO, Ltd., 7/15/2026	2/14/2017	385,000

Security	Acquisition Date	Cost
BlueMountain CLO, Ltd., 10/15/2026	4/10/2017	$725,000
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	1/27/2017	400,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	312,991
Cent CLO 22, Ltd., 11/7/2026	11/1/2016	400,000
COLT Mortgage Loan Trust, 12/26/2046	12/14/2016	609,954
Digicel, Ltd., 4/15/2021	8/18/2014	1,261,254
DRB Prime Student Loan Trust, 10/27/2031	9/30/2016	457,439
DRB Prime Student Loan Trust, 1/25/2040	12/4/2015	1,335,180
Dryden 34 Senior Loan Fund CLO, 10/15/2026	3/1/2017	385,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	193,569
Galaxy XX CLO, Ltd., 7/20/2027	5/20/2015	1,200,000
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/7/2016	400,000
Golub Capital Partners CLO 22B, Ltd., 2/20/2027	2/6/2015	721,303
Golub Capital Partners CLO 23M, Ltd., 5/5/2027	5/18/2015	349,125
Limerock CLO III, LLC, 10/20/2026	1/30/2017	1,150,000
Madison Park Funding XIV, Ltd., 7/20/2026	4/13/2017	1,050,000
Magnetite XII, Ltd., 4/15/2027	11/17/2016	1,200,000
Mountain View CLO, Ltd., 7/15/2027	5/13/2015	1,196,892
Murray Hill Marketplace Trust, 11/25/2022	10/6/2016	255,215
Neuberger Berman CLO XIV, Ltd., 1/28/2030	4/19/2017	600,000
Neuberger Berman CLO, Ltd., 4/22/2029	4/27/2017	260,000
NZCG Funding CLO, Ltd., 4/27/2027	3/27/2015	1,200,000
Octagon Investment Partners XX, Ltd., 8/12/2026	4/21/2017	975,000
OHA Loan Funding, LLC, 10/20/2026	3/9/2017	1,150,000
OZLM VIII, Ltd., 10/17/2026	5/16/2017	385,000
Preston Ridge Partners Mortgage Trust, LLC, 9/25/2022	9/27/2017	2,299,778
Pretium Mortgage Credit Partners, LLC, 4/29/2032	3/31/2017	794,605
Race Point IX CLO, Ltd., 10/15/2030	8/28/2017	900,000
Shackleton, Ltd., 4/15/2027	12/16/2016	1,200,000
Stanwich Mortgage Loan Company, LLC, 3/16/2022	4/6/2017	856,894
Sunset Mortgage Loan Company, LLC, 7/16/2047	7/27/2016	664,116
Sunset Mortgage Loan Company, LLC, 6/15/2047	6/15/2017	1,613,693
Symphony CLO VIII, Ltd., 1/9/2023	9/15/2014	171,520
Symphony CLO XV, Ltd., 10/17/2026	2/16/2017	1,150,000
Vericrest Opportunity Loan Transferee, 2/25/2055	2/25/2015	155,187
Verus Securitization Trust, 1/25/2047	2/16/2017	1,045,891
Verus Securitization Trust, 7/25/2047	7/24/2017	1,422,231
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	384,423

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
36

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive Allocation Portfolio as of September 29, 2017:

Securities Lending Transactions
Taxable Debt Security	$6,066,740
Common Stock	52,166,719

Total lending	$58,233,459
Gross amount payable upon return of collateral for securities loaned	$60,338,351

Net amounts due to counterparty	$2,104,892

    Definitions:

ACES	-	Alternative Credit Enhancement Securities
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
Fac.	-	Facility/Facilities
PIK	-	Payment-In-Kind
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.
TIPS	-	Treasury Inflation Protected Security

Reference Rate Index:
12 MTA	-	12 Month Treasury Average
CMT 3M	-	Constant Maturity Treasury Yield 3 Month
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
LIBOR 6M	-	ICE Libor USD Rate 6 Month
LIBOR 12M	-	ICE Libor USD Rate 12 Month

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
37

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 29, 2017, in valuing Moderately Aggressive Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	3,796,166	–	3,407,316	388,850
Capital Goods	3,788,101	–	2,907,526	880,575
Communications Services	18,597,303	–	15,597,528	2,999,775
Consumer Cyclical	6,640,360	–	6,485,360	155,000
Consumer Non-Cyclical	7,477,234	–	7,477,234	–
Energy	1,895,645	–	1,612,845	282,800
Financials	3,205,310	–	3,205,310	–
Technology	4,620,932	–	4,620,932	–
Transportation	2,300,811	–	1,741,041	559,770
Utilities	2,501,926	–	2,243,101	258,825
Common Stock
Consumer Discretionary	313,307,963	308,477,759	4,830,204	–
Consumer Staples	65,818,638	62,787,778	3,030,860	–
Energy	80,479,676	77,607,630	2,871,559	487
Financials	414,569,651	407,319,612	7,250,039	–
Health Care	269,792,127	266,468,476	3,323,651	–
Industrials	306,247,805	301,003,416	5,244,389	–
Information Technology	626,248,645	624,914,818	1,333,827	–
Materials	84,488,862	81,415,004	3,073,852	6
Real Estate	69,659,382	68,344,550	1,314,832	–
Telecommunications Services	11,202,897	8,863,914	2,338,983	–
Utilities	35,228,214	34,414,656	813,558	–
Registered Investment Companies
Affiliated Equity Holdings	1,820,506,934	1,820,506,934	–	–
Affiliated Fixed Income Holdings	361,027,137	361,027,137	–	–
Equity Funds/Exchange Traded Funds	39,184,230	39,184,230	–	–
Fixed Income Funds/Exchange Traded Funds	30,365,703	30,365,703	–	–
Long-Term Fixed Income
Asset-Backed Securities	44,183,842	–	43,283,842	900,000
Basic Materials	13,278,448	–	13,278,448	–
Capital Goods	18,538,236	–	18,538,236	–
Collateralized Mortgage Obligations	28,991,645	–	26,691,645	2,300,000
Commercial Mortgage-Backed Securities	29,482,362	–	29,482,362	–
Communications Services	37,329,189	–	37,329,189	–
Consumer Cyclical	26,131,954	–	26,131,954	–
Consumer Non-Cyclical	41,029,365	–	41,029,365	–
Energy	38,944,172	–	38,944,172	–
Financials	102,020,147	–	102,020,147	–
Foreign Government	3,965,545	–	3,965,545	–
Mortgage-Backed Securities	264,917,836	–	264,917,836	–
Technology	20,746,587	–	20,746,587	–
Transportation	5,339,622	–	5,339,622	–
U.S. Government and Agencies	198,059,399	–	198,059,399	–
Utilities	27,614,440	–	27,614,440	–
Preferred Stock
Consumer Staples	600,553	–	600,553	–
Energy	57,057	–	57,057	–
Short-Term Investments	54,585,697	–	54,585,697	–

Subtotal Investments in Securities	$5,538,767,748	$4,492,701,617	$1,037,340,043	$8,726,088

Other Investments*	Total
Short-Term Investments	681,168,652
Collateral Held for Securities Loaned	60,338,351

Subtotal Other Investments	$741,507,003

Total Investments at Value	$6,280,274,751

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
38

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	19,873,226	19,873,226	–	–

Total Asset Derivatives	$19,873,226	$19,873,226	$–	$–

Liability Derivatives
Futures Contracts	36,910,003	36,910,003	–	–

Total Liability Derivatives	$36,910,003	$36,910,003	$–	$–

There were no significant transfers between Levels during the period ended September 29, 2017. Transfers between Levels are identified as of the end of the period.

The following table presents Moderately Aggressive Allocation Portfolio’s futures contracts held as of September 29, 2017. Investments and/or cash totaling $53,547,419 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 2-Yr. U.S. Treasury Note	36	December 2017	$7,789,610	$7,765,313	($24,297)
CBOT 5-Yr. U.S. Treasury Bond Future	692	December 2017	82,096,050	81,310,000	(786,050)
CBOT U.S. Long Bond	117	December 2017	18,194,794	17,879,062	(315,732)
ICE mini MSCI EAFE Index	6,520	December 2017	638,715,111	644,958,400	6,243,289
S&P 500 Index Futures	968	December 2017	596,007,316	608,896,200	12,888,884
Total Futures Long Contracts					$18,006,094
CBOT 10-Yr. U.S. Treasury Bond Future	(490)	December 2017	($62,105,932)	($61,403,125)	$702,807
CME E-mini NASDAQ 100 Index	(2,444)	December 2017	(289,734,084)	(292,424,600)	(2,690,516)
CME E-mini Russell 2000 Index	(1,724)	December 2017	(120,909,723)	(128,687,980)	(7,778,257)
CME Ultra Long Term U.S. Treasury Bond	(13)	December 2017	(2,184,871)	(2,146,625)	38,246
S&P 400 Index Mini-Futures	(3,138)	December 2017	(538,175,509)	(563,490,660)	(25,315,151)
Total Futures Short Contracts					($35,042,871)
Total Futures Contracts					($17,036,777)

Reference Description:
CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australasia and Far East
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International
S&P	-	Standard & Poor’s

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
39

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated portfolios.

A summary of transactions (in thousands) for the fiscal year to date, in Moderately Aggressive Allocation Portfolio, is as follows:

Portfolio	Value 12/31/2016	Gross Purchases	Gross Sales	Gain/ (Loss)	Unrealized Appreciation/ (Depreciation)	Shares Held at 9/29/2017	Value 9/29/2017	Income Earned 1/1/2017 - 9/29/2017
Small Cap Stock	$103,192	$6,975	$–	$–	$26,640	5,955	$118,849	$390
Mid Cap Stock	360,667	31,864	–	–	118,520	20,616	399,700	1,354
Partner Worldwide Allocation	455,188	10,897	–	–	45,562	51,143	546,186	10,897
Large Cap Value	366,750	16,255	–	–	105,875	22,745	407,041	5,386
Large Cap Stock	299,400	6,334	–	–	92,151	25,235	348,730	4,259
High Yield	51,867	2,194	–	–	2,298	11,326	55,418	2,195
Income	153,242	4,281	–	–	8,745	15,638	161,293	3,924
Limited Maturity Bond	93,074	1,364	–	–	1,021	9,629	95,122	1,364
Cash Management Trust-Collateral Investment	56,510	285,937	282,109	–	–	60,338	60,338	403
Core Short-Term Reserve Fund	640,777	601,142	560,750	–	–	68,117	681,169	6,165
Core Emerging Market Debt	–	49,660	–	–	(466)	4,974	49,194	82
Total Value and Income Earned	$2,580,667			$–	$400,346		$2,923,040	$36,419

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
40

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Bank Loans (1.6%)[a]	Value
Basic Materials (0.1%)
	Arch Coal, Inc., Term Loan
$1,025,000	0.000%, (LIBOR 3M + 3.250%), 3/7/2024[b,c]	$1,027,880
	Big River Steel, LLC, Term Loan
1,105,000	6.333%, (LIBOR 3M + 5.000%), 8/15/2023[d]	1,116,050
	Chemours Company, Term Loan
788,994	3.740%, (LIBOR 1M + 2.500%), 5/12/2022	792,939
	Contura Energy, Inc., Term Loan
1,891,500	6.280%, (LIBOR 2M + 5.000%), 3/17/2024	1,860,763
	Ineos Finance, LLC, Term Loan
2,473,601	3.985%, (LIBOR 1M + 2.750%), 3/31/2022	2,489,581
	Tronox Finance, LLC, Term Loan
2,545,000	0.000%, (LIBOR 3M + 3.000%), 9/14/2024[b,c]	2,554,009

	Total	9,841,222

Capital Goods (0.1%)
	Advanced Disposal Services, Inc., Term Loan
1,235,973	3.947%, (LIBOR 1W + 2.750%), 11/10/2023	1,243,179
	Berry Plastics Corporation, Term Loan
1,376,906	3.485%, (LIBOR 1M + 2.250%), 2/8/2020	1,380,968
575,000	3.485%, (LIBOR 1M + 2.250%), 1/6/2021	576,581
1,640,877	3.485%, (LIBOR 1M + 2.250%), 1/19/2024	1,641,796
	Cortes NP Intermediate Holding II Corporation, Term Loan
3,655,000	5.239%, (LIBOR 1M + 4.000%), 11/30/2023	3,680,877
	Sterigenics-Nordion Holdings, LLC, Term Loan
3,384,269	4.235%, (LIBOR 1M + 3.000%), 5/15/2022[d]	3,384,269

	Total	11,907,670

Communications Services (0.5%)
	Beasley Broadcast Group, Inc., Term Loan
896,604	7.238%, (LIBOR 1M + 6.000%), 11/1/2023	905,570
	Cengage Learning Acquisitions, Term Loan
1,601,045	5.485%, (LIBOR 1M + 4.250%), 6/7/2023	1,472,673
	CenturyLink, Inc., Term Loan
2,320,000	2.750%, (LIBOR 1M + 2.750%), 1/31/2025[b,c]	2,246,920
	Charter Communications Operating, LLC, Term Loan
1,111,295	3.240%, (LIBOR 1M + 2.000%), 7/1/2020	1,114,596
1,101,373	3.240%, (LIBOR 1M + 2.000%), 1/3/2021	1,103,972
	Coral-US Co-Borrower, LLC, Term Loan
4,629,000	4.735%, (LIBOR 1M + 3.500%), 11/19/2024	4,576,924

Principal Amount	Bank Loans (1.6%)[a]	Value
Communications Services (0.5%) - continued
	Frontier Communications Corporation, Term Loan
$2,069,813	4.990%, (LIBOR 1M + 3.750%), 6/1/2024	$1,962,451
	Hargray Merger Subsidiary Corporation, Term Loan
778,050	4.235%, (LIBOR 1M + 3.000%), 3/24/2024	780,322
	Intelsat Jackson Holdings SA, Term Loan
919,236	4.071%, (LIBOR 3M + 2.750%), 6/30/2019	915,881
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
4,380,000	4.804%, (LIBOR 3M + 3.500%), 1/7/2022[d]	4,073,400
521,127	8.054%, (LIBOR 3M + 6.750%), 7/7/2023[d]	512,007
	LTS Buyer, LLC, Term Loan
2,922,824	4.485%, (LIBOR 1M + 3.250%), 4/13/2020	2,924,665
	McGraw-Hill Global Education Holdings, LLC, Term Loan
2,789,687	5.235%, (LIBOR 1M + 4.000%), 5/4/2022	2,736,377
	Mediacom Illinois, LLC, Term Loan
975,100	3.450%, (LIBOR 1W + 2.250%), 2/15/2024	975,909
	NEP/NCP Holdco, Inc., Term Loan
2,417,694	4.485%, (LIBOR 1M + 3.250%), 7/21/2022	2,410,634
175,309	8.231%, (LIBOR 1M + 7.000%), 1/23/2023	176,185
	New LightSquared, Term Loan
557,187	20.134%,PIK 9.97%, (LIBOR 3M + 8.750%), 12/7/2020[e]	521,248
	SFR Group SA, Term Loan
882,787	4.061%, (LIBOR 3M + 2.750%), 6/22/2025	878,153
	Sprint Communications, Inc., Term Loan
4,024,775	3.750%, (LIBOR 1M + 2.500%), 2/2/2024	4,027,311
	Syniverse Holdings, Inc., Term Loan
2,431,054	4.333%, (LIBOR 3M + 3.000%), 4/23/2019	2,349,006
	TNS, Inc., Term Loan
3,955,340	5.240%, (LIBOR 1M + 4.000%), 2/15/2020[b,c]	3,961,511
	Univision Communications, Inc., Term Loan
3,411,186	3.985%, (LIBOR 1M + 2.750%), 3/15/2024	3,379,223
	Virgin Media Bristol, LLC, Term Loan
2,025,000	3.984%, (LIBOR 1M + 2.750%), 1/31/2025	2,031,845
	WideOpenWest Finance, LLC, Term Loan
3,050,000	4.484%, (LIBOR 1M + 3.250%), 8/6/2023	3,042,375

	Total	49,079,158

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
41

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Bank Loans (1.6%)[a]	Value
Consumer Cyclical (0.2%)
	Amaya Holdings BV, Term Loan
$5,100,097	4.833%, (LIBOR 3M + 3.500%), 8/1/2021	$5,112,847
	Burlington Coat Factory Warehouse Corporation, Term Loan
1,754,092	3.990%, (LIBOR 1M + 2.750%), 7/29/2021	1,757,389
	Ceridian HCM Holding, Inc., Term Loan
1,569,206	4.737%, (LIBOR 1M + 3.500%), 9/15/2020	1,567,244
	Four Seasons Hotels, Ltd., Term Loan
840,764	3.735%, (LIBOR 1M + 2.500%), 11/30/2023	846,280
	Golden Entertainment, Inc., Term Loan
2,790,000	0.000%, (LIBOR 3M + 3.000%), 8/15/2024[b,c]	2,772,563
420,000	0.000%, (LIBOR 3M + 7.000%), 8/15/2025[b,c,d]	420,000
	IMG Worldwide, Inc., Term Loan
986,667	8.490%, (LIBOR 1M + 7.250%), 5/6/2022	996,533
	Mohegan Tribal Gaming Authority, Term Loan
1,960,187	5.235%, (LIBOR 1M + 4.000%), 10/13/2023	1,977,692
	Scientific Games International, Inc., Term Loan
4,290,000	4.514%, (LIBOR 2M + 3.250%), 8/14/2024	4,294,033

	Total	19,744,581

Consumer Non-Cyclical (0.2%)
	Air Medical Group Holdings, Inc., Term Loan
4,358,987	5.237%, (LIBOR 1M + 4.000%), 4/28/2022	4,352,448
	Albertson’s, LLC, Term Loan
1,140,441	4.330%, (LIBOR 3M + 3.000%), 12/21/2022	1,097,880
2,068,454	4.317%, (LIBOR 3M + 3.000%), 6/22/2023	1,985,716
	Endo Luxembourg Finance Company I SARL., Term Loan
1,336,650	5.500%, (LIBOR 1M + 4.250%), 4/27/2024	1,348,346
	JBS USA LUX SA, Term Loan
3,402,900	3.804%, (LIBOR 3M + 2.500%), 10/30/2022	3,360,364
	Ortho-Clinical Diagnostics, Inc., Term Loan
4,031,104	5.083%, (LIBOR 3M + 3.750%), 6/30/2021	4,040,778
	Valeant Pharmaceuticals International, Inc., Term Loan
4,952,898	5.990%, (LIBOR 1M + 4.750%), 4/1/2022	5,040,069

	Total	21,225,601

Energy (0.1%)
	Expro Holdings UK 2, Ltd., Term Loan
2,507,266	6.066%, (LIBOR 3M + 4.750%), 9/2/2021	1,621,900

Principal Amount	Bank Loans (1.6%)[a]	Value
Energy (0.1%) - continued
	Fieldwood Energy, LLC, Term Loan
$2,052,773	4.208%, (LIBOR 3M + 2.875%), 9/28/2018	$1,878,288
	Houston Fuel Oil Terminal, LLC, Term Loan
2,979,619	4.830%, (LIBOR 3M + 3.500%), 8/19/2021	2,981,496
	MEG Energy Corporation, Term Loan
1,084,550	4.833%, (LIBOR 3M + 3.500%), 12/31/2023	1,079,463
	MRC Global US, Inc., Term Loan
815,000	0.000%, (LIBOR 1M + 3.500%), 9/15/2024[b,c,d]	823,150
	Pacific Drilling SA, Term Loan
2,321,938	4.875%, (LIBOR 3M + 3.500%), 6/3/2018	663,215

	Total	9,047,512

Financials (0.1%)
	ASP AMC Merger Sub, Inc., Term Loan
2,861,810	4.833%, (LIBOR 3M + 3.500%), 4/13/2024	2,821,258
	Avolon TLB Borrower 1 (Luxembourg) SARL, Term Loan
1,571,062	3.986%, (LIBOR 1M + 2.750%), 3/20/2022	1,574,001
	Digicel International Finance, Ltd., Term Loan
450,000	5.070%, (LIBOR 3M + 3.750%), 5/10/2024	451,125
	DJO Finance, LLC, Term Loan
1,425,900	4.486%, (LIBOR 1M + 3.250%), 6/7/2020	1,423,519
	MoneyGram International, Inc., Term Loan
2,960,230	4.583%, (LIBOR 3M + 3.250%), 3/28/2020	2,954,694

	Total	9,224,597

Technology (0.1%)
	First Data Corporation, Term Loan
952,573	3.737%, (LIBOR 1M + 2.500%), 4/26/2024	955,469
	Harland Clarke Holdings Corporation, Term Loan
1,164,828	7.333%, (LIBOR 3M + 6.000%), 12/31/2021	1,170,653
1,330,077	6.833%, (LIBOR 3M + 5.500%), 2/9/2022	1,335,902
	Micron Technologies, Inc., Term Loan
711,398	3.740%, (LIBOR 1M + 2.500%), 4/26/2022	715,901
	ON Semiconductor Corporation, Term Loan
505,731	3.485%, (LIBOR 1M + 2.250%), 3/31/2023	507,258
	Rackspace Hosting, Inc., Term Loan
1,920,187	4.311%, (LIBOR 3M + 3.000%), 11/3/2023	1,914,907
	Western Digital Corporation, Term Loan
3,176,000	3.985%, (LIBOR 1M + 2.750%), 4/29/2023	3,192,674

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
42

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Bank Loans (1.6%)[a]	Value
Technology (0.1%) - continued
	Xerox Business Services, LLC, Term Loan
$1,781,028	5.235%, (LIBOR 1M + 4.000%), 12/7/2023	$1,786,602

	Total	11,579,366

Transportation (0.1%)
	Arctic LNG Carriers, Ltd., Term Loan
3,241,875	5.735%, (LIBOR 1M + 4.500%), 5/18/2023	3,264,179
	OSG Bulk Ships, Inc., Term Loan
3,154,328	5.570%, (LIBOR 3M + 4.250%), 8/5/2019[d]	2,996,611
	XPO Logistics, Inc., Term Loan
1,705,000	3.554%, (LIBOR 3M + 2.250%), 10/30/2021	1,707,984

	Total	7,968,774

Utilities (0.1%)
	Calpine Corporation, Term Loan
2,969,620	4.090%, (LIBOR 3M + 2.750%), 1/15/2024	2,962,345
	Energy Solutions, LLC, Term Loan
735,000	6.090%, (LIBOR 3M + 4.750%), 5/29/2020[d]	746,025
	HD Supply Waterworks, Term Loan
1,275,000	4.455%, (LIBOR 6M + 3.000%), 7/21/2024	1,276,594
	Intergen NV, Term Loan
1,133,944	5.840%, (LIBOR 3M + 4.500%), 6/13/2020	1,132,526
	Talen Energy Supply, LLC, Term Loan
1,048,966	5.235%, (LIBOR 1M + 4.000%), 7/6/2023	1,021,431
	Vistra Operations Company, LLC, Term Loan
1,985,000	3.984%, (LIBOR 1M + 2.750%), 12/14/2023	1,991,332

	Total	9,130,253

	Total Bank Loans (cost $161,614,222)	158,748,734

Shares	Common Stock (33.5%)	Value
Consumer Discretionary (4.4%)
73,982	Amazon.com, Inc.[f]	71,122,596
174,100	American Axle & Manufacturing Holdings, Inc.[f]	3,060,678
10,244	American Public Education, Inc.[f]	215,636
3,200	AOKI Holdings, Inc.	42,003
172,871	Aramark	7,020,291
22,180	Ascent Capital Group, Inc.[f]	289,227
10,900	Bandai Namco Holdings, Inc.	374,468
74,040	Barnes & Noble Education, Inc.[f]	482,000
12,244	Barratt Developments plc	100,868
16,341	Berkeley Group Holdings plc	814,381
68,280	BorgWarner, Inc.	3,497,984
4,063	Breville Group, Ltd.	36,135
25,900	Bridgestone Corporation	1,175,957
100,063	Bright Horizons Family Solutions, Inc.[f]	8,626,431
51,278	Brunswick Corporation	2,870,030
28,440	Buffalo Wild Wings, Inc.[f]	3,006,108
50,556	Burlington Stores, Inc.[f]	4,826,076
77,970	Caleres, Inc.	2,379,644

Shares	Common Stock (33.5%)	Value
Consumer Discretionary (4.4%) - continued
82,827	Callaway Golf Company	$1,195,194
9,936	Cedar Fair, LP	637,096
12,998	Century Casinos, Inc.[f]	106,714
15,119	Children’s Place, Inc.	1,786,310
5,090	Chipotle Mexican Grill, Inc.[f]	1,566,855
1,426	Cie Generale des Etablissements Michelin	208,054
9,879	Citi Trends, Inc.	196,296
1,222,161	Comcast Corporation	47,028,755
95,703	Core-Mark Holding Company, Inc.	3,075,894
53,440	CSS Industries, Inc.	1,540,141
48,673	Culp, Inc.	1,594,041
86,838	Delphi Automotive plc	8,544,859
22,500	Denso Corporation	1,138,733
62,151	Discovery Communications, Inc., Class Cf	1,259,179
74,240	DISH Network Corporation[f]	4,026,035
112,003	Dollar Tree, Inc.[f]	9,724,100
9,980	Domino’s Pizza, Inc.	1,981,529
37,560	DSW, Inc.	806,789
157,496	Duluth Holdings, Inc.[f,g]	3,195,594
34,300	Emerald Expositions Events, Inc.[g]	797,132
32,671	Entravision Communications Corporation	186,225
29,010	Eutelsat Communications	858,770
20,797	Expedia, Inc.	2,993,520
32,882	Extended Stay America, Inc.	657,640
36,600	Five Below, Inc.[f]	2,008,608
4,100	Floor & Decor Holdings, Inc.[f]	159,613
38,200	FTD Companies, Inc.[f]	498,128
41,515	G-III Apparel Group, Ltd.[f]	1,204,765
6,470	Golden Entertainment, Inc.[f]	157,739
216,428	Gray Television, Inc.[f]	3,397,920
74,150	Habit Restaurants, Inc.[f,g]	967,658
197,758	Harley-Davidson, Inc.[g]	9,533,913
68,631	Haverty Furniture Companies, Inc.	1,794,701
9,000	Heiwa Corporation	178,345
12,510	Hemisphere Media Group, Inc.[f]	149,495
54,600	Home Depot, Inc.	8,930,376
70,500	Honda Motor Company, Ltd.	2,082,607
7,913	Hugo Boss AG	698,217
22,420	Hyatt Hotels Corporation[f]	1,385,332
1,016	i-CABLE Communications, Ltd.[c,f]	33
32,443	Inchcape plc	375,248
63,358	International Speedway Corporation	2,280,888
2,525	Ipsos SA	87,395
5,822	JM AB	183,163
36,540	La-Z-Boy, Inc.	982,926
41,330	Liberty Interactive Corporation[f]	974,148
80,919	Liberty Media Corporation - Liberty SiriusXM[f]	3,388,079
772	Linamar Corporation	47,109
13,841	Lithia Motors, Inc.[g]	1,665,211
251,725	Lowe’s Companies, Inc.	20,122,896
30,091	Marks and Spencer Group plc	142,471
37,300	Michaels Companies, Inc.[f]	800,831
112,660	Modine Manufacturing Company[f]	2,168,705
54,510	Nautilus, Inc.[f]	921,219
128,585	Netflix, Inc.[f]	23,318,890
182,150	Newell Brands, Inc.	7,772,340
63,880	News Corporation, Class A	847,049
20,860	News Corporation, Class B	284,739
2,664	Nexity SA	162,792
4,485	Next plc	316,158
198,000	Nissan Motor Company, Ltd.	1,961,512
118,520	Norwegian Cruise Line Holdings, Ltd.[f]	6,406,006

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
43

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (33.5%)	Value
Consumer Discretionary (4.4%) - continued
103,507	Nutrisystem, Inc.	$5,786,041
6,571	O’Reilly Automotive, Inc.[f]	1,415,196
44,921	Oxford Industries, Inc.	2,854,280
33,370	Papa John’s International, Inc.	2,438,346
26,069	Peugeot SA	620,574
213,240	Pinnacle Entertainment, Inc.[f]	4,544,144
35,630	Polaris Industries, Inc.[g]	3,727,967
9,680	Priceline Group, Inc.[f]	17,722,338
44,744	PVH Corporation	5,640,429
19,980	Restaurant Brands International, Inc.	1,276,322
57,648	Ross Stores, Inc.	3,722,331
54,340	Ruth’s Hospitality Group, Inc.	1,138,423
3,300	Sangetsu Company, Ltd.	56,730
56,925	Scripps Networks Interactive, Inc.	4,889,288
22,540	Signet Jewelers, Ltd.[g]	1,500,037
196,645	Six Flags Entertainment Corporation	11,983,546
387	SSP Group plc	2,788
9,730	Stamps.com, Inc.[f]	1,971,784
209,225	Starbucks Corporation	11,237,475
16,870	Steven Madden, Ltd.[f]	730,471
20,100	Sumitomo Rubber Industries, Ltd.	368,918
25,390	Systemax, Inc.	671,058
72,474	Taylor Morrison Home Corporation[f]	1,598,052
2,003	Tenneco, Inc.	121,522
183,383	Time, Inc.	2,475,670
179,414	Toll Brothers, Inc.	7,440,299
175,348	Tower International, Inc.	4,769,466
4,900	Toyoda Gosei Company, Ltd.	115,798
48,864	Tupperware Brands Corporation	3,020,772
13,900	TV Asahi Holdings Corporation	277,548
7,212	Ulta Beauty, Inc.[f]	1,630,345
11,879	Vail Resorts, Inc.	2,709,837
48,992	VF Corporation	3,114,421
82,836	Walt Disney Company	8,165,145
20,250	Whirlpool Corporation	3,734,910
90,730	Wingstop, Inc.[g]	3,016,773
5,963	Wolters Kluwer NV	275,579
8,270	Wyndham Worldwide Corporation	871,741
8,500	Yokohama Rubber Company, Ltd.	175,296
100,492	Zoe’s Kitchen, Inc.[f,g]	1,269,214

	Total	442,484,067

Consumer Staples (1.0%)
106,210	Altria Group, Inc.	6,735,838
4,500	Arcs Company, Ltd.	101,489
139,985	Blue Buffalo Pet Products, Inc.[f]	3,968,575
5,720	Coca-Cola Amatil, Ltd.	34,721
153,240	Cott Corporation	2,300,132
150,100	CVS Health Corporation	12,206,132
191,488	Darling Ingredients, Inc.[f]	3,354,870
94,686	e.l.f. Beauty, Inc.[f,g]	2,135,169
687	Ebro Foods SA	16,280
6,051	ForFarmers BV	78,668
10,897	Grieg Seafood ASA	107,309
85,320	Hain Celestial Group, Inc.[f]	3,510,918
2,569	Henkel AG & Company KGaA	312,828
33,170	Ingredion, Inc.	4,001,629
27,160	Inter Parfums, Inc.	1,120,350
1,900	Kesko Oyj	101,929
5,600	Kewpie Corporation	135,107
31,930	Kimberly-Clark Corporation	3,757,522
5,000	Lawson, Inc.	331,098
15	Lindt & Spruengli AG	85,584
93,540	MGP Ingredients, Inc.[g]	5,671,330
1,500	Ministop Company, Ltd.	29,134
100,410	Monster Beverage Corporation[f]	5,547,652

Shares	Common Stock (33.5%)	Value
Consumer Staples (1.0%) - continued
52,570	PepsiCo, Inc.	$5,857,875
145,250	Pinnacle Foods, Inc.	8,303,943
13,748	Seneca Foods Corporation[f]	474,306
3,300	Seven & I Holdings Company, Ltd.	127,494
171,080	SpartanNash Company	4,511,380
20,385	SUPERVALU, Inc.[f]	443,374
59,187	Unilever NV	3,498,579
53,434	Unilever plc	3,092,722
120,630	US Foods Holding Corporation[f]	3,220,821
205,073	Wal-Mart Stores, Inc.	16,024,404
67,000	Want Want China Holdings, Ltd.	47,205

	Total	101,246,367

Energy (1.4%)
76,300	Anadarko Petroleum Corporation	3,727,255
10,340	Andeavor	1,066,571
10,640	Arch Coal, Inc.[g]	763,314
320,331	Archrock, Inc.	4,020,154
449,545	BP plc	2,879,781
4,360	C&J Energy Services, Inc.[f]	130,669
118,903	Callon Petroleum Company[f]	1,336,470
152,820	Chevron Corporation	17,956,350
14,480	Cimarex Energy Company	1,645,942
54,992	Concho Resources, Inc.[f]	7,243,546
48,320	Contango Oil & Gas Company[f]	243,050
44,450	Continental Resources, Inc.[f]	1,716,214
34,039	Contura Energy, Inc.	2,017,832
16,056	Delek US Holdings, Inc.	429,177
139,630	Devon Energy Corporation	5,125,817
69,281	EQT Corporation[g]	4,519,892
43,970	Era Group, Inc.[f]	492,024
35,050	Exterran Corporation[f]	1,107,930
106,923	Exxon Mobil Corporation	8,765,547
244,770	Halliburton Company	11,266,763
31,797	HollyFrontier Corporation	1,143,738
660	Mammoth Energy Services, Inc.[f]	11,128
704,671	Marathon Oil Corporation	9,555,339
29,050	NCS Multistage Holdings, Inc.[f,g]	699,524
255,238	Newpark Resources, Inc.[f]	2,552,380
158,991	Oil States International, Inc.[f]	4,030,422
18,501	OMV AG	1,078,606
64,730	Overseas Shipholding Group, Inc.[f]	170,240
53,690	Par Pacific Holdings, Inc.f	1,116,752
158,138	Parsley Energy, Inc.[f]	4,165,355
217,165	Patterson-UTI Energy, Inc.	4,547,435
333,732	Pioneer Energy Services Corporation[f]	851,017
47,580	Pioneer Natural Resources Company	7,019,953
130,012	ProPetro Holding Corporation[f,g]	1,865,672
27,210	Repsol SA	502,141
295,612	Rowan Companies plc[f]	3,798,614
17,390	Royal Dutch Shell plc	526,698
6,166	Royal Dutch Shell plc, Class A	186,348
38,403	Royal Dutch Shell plc, Class B	1,182,277
34,130	RPC, Inc.[g]	846,083
12,390	Select Energy Services, Inc.[f,g]	197,249
183,996	Smart Sand, Inc.[f,g]	1,247,493
11,207	Statoil ASA	225,311
376,582	Teekay Tankers, Ltd.[g]	610,063
16,780	TETRA Technologies, Inc.[f]	47,991
7,287	TGS Nopec Geophysical Company ASA	173,746
17,275	Total SA	927,566
17,275	Total SA Rights[d,f]	1,327
11,774	U.S. Silica Holdings, Inc.[g]	365,818
1,352,960	Weatherford International plc[f]	6,196,557
378,990	Whiting Petroleum Corporation[f]	2,069,285

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
44

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (33.5%)	Value
Energy (1.4%) - continued
324,795	WPX Energy, Inc.[f]	$3,735,142

	Total	138,101,568

Financials (6.6%)
5,229	Aareal Bank AG	221,664
16,571	ABN AMRO Group NVh	496,203
29,952	Aegon NV	174,590
48,531	Affiliated Managers Group, Inc.	9,212,640
88,420	AG Mortgage Investment Trust, Inc.	1,701,201
217,392	AGNC Investment Corporation	4,713,059
146,200	Ally Financial, Inc.	3,546,812
73,430	American International Group, Inc.	4,507,868
38,100	Ameris Bancorp	1,828,800
35,657	Aon plc	5,209,488
8,909	Argo Group International Holdings, Ltd.	547,904
2,430	Associated Banc-Corp	58,927
198,600	Assured Guaranty, Ltd.	7,497,150
70,401	Astoria Financial Corporation	1,513,621
4,199	ASX, Ltd.	173,067
37,140	Australia & New Zealand Banking Group, Ltd.	865,124
121,124	Aviva plc	835,989
107,930	Banco Bilbao Vizcaya Argentaria SA	964,932
91,390	BancorpSouth, Inc.	2,929,049
884,783	Bank of America Corporation	22,420,401
152,129	Bank of New York Mellon Corporation	8,065,880
20,726	Bank of Nova Scotia	1,332,178
47,585	Bank of the Ozarks, Inc.	2,286,459
49,060	BankFinancial Corporation	779,563
179,849	Beneficial Bancorp, Inc.	2,985,493
59,410	Berkshire Hathaway, Inc.[f]	10,891,041
178,330	Blackstone Group, LP	5,950,872
31,780	Blue Hills Bancorp, Inc.	610,176
244,502	Boston Private Financial Holdings, Inc.	4,046,508
103,730	Brookline Bancorp, Inc.	1,607,815
34,100	Brown & Brown, Inc.	1,643,279
26,863	Cadence Bancorporation[f]	615,700
57,780	Capital One Financial Corporation	4,891,655
131,840	Capstead Mortgage Corporation	1,272,256
113,477	Cathay General Bancorp	4,561,775
180,529	Central Pacific Financial Corporation	5,809,423
32,573	Chemical Financial Corporation	1,702,265
6,830	Cherry Hill Mortgage Investment Corporation	123,623
41,310	Chubb, Ltd.	5,888,740
9,404	CI Financial Corporation	205,678
818,642	Citigroup, Inc.	59,548,019
31,717	Citizens Financial Group, Inc.	1,201,123
17,860	Clifton Bancorp, Inc.	298,619
6,738	Close Brothers Group plc	133,242
369,410	CNO Financial Group, Inc.	8,622,029
32,397	CNP Assurances	759,486
208,765	CoBiz Financial, Inc.	4,100,145
148,550	Comerica, Inc.	11,328,423
10,500	Concordia Financial Group, Ltd.	51,933
457,815	CYS Investments, Inc.	3,955,522
12,238	Danske Bank AS	490,421
120,164	Direct Line Insurance Group plc	585,810
171,583	Dynex Capital, Inc.	1,247,408
556,401	E*TRADE Financial Corporation[f]	24,264,648
24,385	Eagle Bancorp, Inc.[f]	1,635,014
164,423	East West Bancorp, Inc.	9,829,207
27,560	Elevate Credit, Inc.[f,g]	168,392
36,989	Ellington Residential Mortgage REIT[g]	537,080

Shares	Common Stock (33.5%)	Value
Financials (6.6%) - continued
97,023	Employers Holdings, Inc.	$4,409,695
135,261	Enterprise Financial Services Corporation	5,728,303
34,207	Essent Group, Ltd.[f]	1,385,384
2,626	Euronext NVh	159,866
76,510	Everi Holdings, Inc.[f]	580,711
13,361	FBL Financial Group, Inc.	995,395
6,302	Fidelity Southern Corporation	148,979
395,001	Fifth Third Bancorp	11,052,128
30,418	Financial Institutions, Inc.	876,038
1,105,087	First BanCorp[f]	5,658,045
48,110	First Busey Corporation	1,508,730
306,360	First Commonwealth Financial Corporation	4,328,867
18,738	First Connecticut Bancorp, Inc.	501,242
18,074	First Defiance Financial Corporation	948,704
50,110	First Financial Bancorp	1,310,376
26,602	First Financial Corporation	1,266,255
20,860	First Interstate BancSystem, Inc.	797,895
16,970	First Merchants Corporation	728,522
128,766	First Midwest Bancorp, Inc.	3,015,700
21,551	First of Long Island Corporation	656,228
136,715	First Republic Bank	14,281,249
125,536	FlexiGroup, Ltd.	153,449
48,490	FNF Group	2,301,335
9,108	Franklin Resources, Inc.	405,397
130,940	GAIN Capital Holdings, Inc.	836,707
12,133	Genworth MI Canada, Inc.[g]	360,076
116,185	Goldman Sachs Group, Inc.	27,557,920
64,288	Great Southern Bancorp, Inc.	3,577,627
100,101	Green Bancorp, Inc.[f]	2,367,389
50,461	Hamilton Lane, Inc.	1,354,878
32,054	Hancock Holding Company	1,553,016
154,654	Hanmi Financial Corporation	4,786,541
40,640	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	990,397
8,169	Hannover Rueckversicherung SE	985,239
105,232	Hanover Insurance Group, Inc.	10,200,138
7,373	Hargreaves Lansdown plc	146,304
95,952	Hartford Financial Services Group, Inc.	5,318,619
35,048	Heartland Financial USA, Inc.	1,731,371
91,010	Heritage Commerce Corporation	1,295,072
79,467	Heritage Financial Corporation	2,344,277
4,900	Hokuhoku Financial Group, Inc.	78,871
54,290	Hometrust Bancshares, Inc.[f]	1,392,539
179,745	Hope Bancorp, Inc.	3,183,284
41,037	Horace Mann Educators Corporation	1,614,806
61,840	Horizon Bancorp	1,803,873
47,085	Houlihan Lokey, Inc.	1,842,436
374,789	HSBC Holdings plc	3,705,096
522,610	Huntington Bancshares, Inc.	7,295,636
17,972	IBERIABANK Corporation	1,476,400
44,400	Independent Bank Corporation	1,005,660
15,273	Infinity Property & Casualty Corporation	1,438,717
13,260	ING Groep NV	244,412
4,420	Intact Financial Corporation	365,113
283,070	Interactive Brokers Group, Inc.	12,749,473
213,555	Intercontinental Exchange, Inc.	14,671,228
130,464	Invesco Mortgage Capital. Inc.	2,234,848
242,930	Invesco, Ltd.	8,512,267
103,910	Investors Bancorp, Inc.	1,417,332
400,430	KeyCorp	7,536,093
25,255	Lakeland Bancorp, Inc.	515,202
25,300	Lazard, Ltd.	1,144,066

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
45

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (33.5%)	Value
Financials (6.6%) - continued
126,890	Loews Corporation	$6,072,955
5,117	Macquarie Group, Ltd.	366,357
250,450	Maiden Holdings, Ltd.	1,991,078
10,030	MarketAxess Holdings, Inc.	1,850,635
67,390	Meridian Bancorp, Inc.	1,256,824
12,550	Meta Financial Group, Inc.	983,920
245,620	MetLife, Inc.	12,759,959
128,830	MGIC Investment Corporation[f]	1,614,240
90,930	MidWestOne Financial Group, Inc.	3,069,797
24,700	Mitsubishi UFJ Financial Group, Inc.	160,595
279,400	Mizuho Financial Group, Inc.	489,799
89,180	MTGE Investment Corporation	1,730,092
862	Muenchener Rueckversicherungs- Gesellschaft AG	184,489
15,360	Nasdaq, Inc.	1,191,475
70,200	National Bank Holdings Corporation	2,505,438
13,644	National Bank of Canada	656,640
41,000	Navigators Group, Inc.	2,392,350
32,470	Nordea Bank AB	440,852
31,584	OFG Bancorp[g]	288,994
105,144	Old Mutual plc	273,897
43,251	Old Second Bancorp, Inc.	581,726
413,889	OM Asset Management plc	6,175,224
33,853	PacWest Bancorp	1,709,915
5,864	Pargesa Holding SA	487,927
12,070	Peoples Bancorp, Inc.	405,431
7,960	Plus500, Ltd.	95,677
108,390	Popular, Inc.	3,895,537
13,963	Power Corporation of Canada	354,852
13,440	Preferred Bank	811,104
20,390	Primerica, Inc.	1,662,805
4,950	Principal Financial Group, Inc.	318,483
125,471	Progressive Corporation	6,075,306
128,560	Provident Financial Services, Inc.	3,428,695
16,829	QCR Holdings, Inc.	765,720
77,170	Raymond James Financial, Inc.	6,507,746
22,736	Renasant Corporation	975,374
6,247	Safety Insurance Group, Inc.	476,646
108,333	Sandy Spring Bancorp, Inc.	4,489,320
145,920	Santander Consumer USA Holdings Inc.[f]	2,242,790
8,593	Schroders plc	386,570
14,796	SCOR SE	620,525
152,967	Seacoast Banking Corporation of Florida[f]	3,654,382
4,880	Selective Insurance Group, Inc.	262,788
53,800	Senshu Ikeda Holdings, Inc.	207,255
263,000	SLM Corporation[f]	3,016,610
14,750	Societe Generale	864,366
27,411	State Auto Financial Corporation	718,991
23,379	State Bank Financial Corporation	669,808
76,140	State Street Corporation	7,274,416
83,116	Stifel Financial Corporation	4,443,381
29,560	SVB Financial Group[f]	5,530,380
296,490	Synchrony Financial	9,206,015
290,305	Synovus Financial Corporation	13,371,448
4,315	Talanx AG	174,581
105,434	TD Ameritrade Holding Corporation	5,145,179
18,780	Territorial Bancorp, Inc.	592,885
13,010	TFS Financial Corporation	209,851
514	TMX Group, Ltd.	29,042
85,473	TriCo Bancshares	3,483,025
61,333	TriState Capital Holdings, Inc.[f]	1,404,526
36,510	Triumph Bancorp, Inc.[f]	1,177,448
341,245	TrustCo Bank Corporation	3,037,080
56,671	Union Bankshares Corporation	2,000,486

Shares	Common Stock (33.5%)	Value
Financials (6.6%) - continued
38,040	United Community Banks, Inc.	$1,085,662
151,022	United Financial Bancorp, Inc.	2,762,192
11,963	United Fire Group, Inc.	548,145
11,680	Unum Group	597,198
721	Vienna Insurance Group AG Wiener Versicherung Gruppe	21,301
25,070	Washington Trust Bancorp, Inc.	1,435,258
201,163	Western Alliance Bancorp[f]	10,677,732
168,082	Western Asset Mortgage Capital Corporation	1,759,819
2,272	Westwood Holdings Group, Inc.	152,837
70,983	WSFS Financial Corporation	3,460,421
314,640	Zions Bancorporation	14,844,715
103	Zurich Insurance Group AG	31,475

	Total	652,875,262

Health Care (3.8%)
19,036	ABIOMED, Inc.[f]	3,209,470
62,512	Acadia Healthcare Company, Inc.[f,g]	2,985,573
26,324	Aerie Pharmaceuticals, Inc.[f]	1,279,346
112,352	Alexion Pharmaceuticals, Inc.[f]	15,761,862
11,129	Align Technology, Inc.[f]	2,072,999
50,066	Amgen, Inc.	9,334,806
1,864	Ansell, Ltd.	32,664
91,800	Astellas Pharmaceutical, Inc.	1,168,389
122,960	Asterias Biotherapeutics, Inc.[f,g]	418,064
3,751	Atrion Corporation	2,520,672
31,300	Biogen, Inc.[f]	9,800,656
55,956	BioMarin Pharmaceutical, Inc.[f]	5,207,825
41,951	Cardiovascular Systems, Inc.[f]	1,180,921
101,090	Catalent, Inc.[f]	4,035,513
173,634	Celgene Corporation[f]	25,319,310
11,887	Chemed Corporation	2,401,768
51,505	CIGNA Corporation	9,628,345
15,680	Coherus Biosciences, Inc.[f]	209,328
19,240	CONMED Corporation	1,009,523
3,380	Cooper Companies, Inc.	801,432
6,273	Danaher Corporation	538,098
14,370	Dentsply Sirona, Inc.	859,470
49,840	Dexcom, Inc.[f,g]	2,438,422
32,095	Edwards Lifesciences Corporation[f]	3,508,305
4,450	Eli Lilly and Company	380,653
129,020	Evolent Health, Inc.[f,g]	2,296,556
85,066	Express Scripts Holding Company[f]	5,386,379
161,390	GenMark Diagnostics, Inc.[f]	1,554,186
120,200	GlaxoSmithKline plc ADR	4,880,120
7,505	Heska Corporation[f]	661,115
41,916	HMS Holdings Corporation[f]	832,452
351,040	Hologic, Inc.[f]	12,879,658
14,390	INC Research Holdings, Inc.[f]	752,597
34,463	Inogen, Inc.[f]	3,277,431
64,469	Intersect ENT, Inc.[f]	2,008,209
13,540	Intra-Cellular Therapies, Inc.[f]	213,661
46,766	Ironwood Pharmaceuticals, Inc.[f]	737,500
101,890	Johnson & Johnson	13,246,719
124,900	Kindred Healthcare, Inc.	849,320
4,280	Laboratory Corporation of America Holdings[f]	646,152
652	Le Noble Age SA	43,469
34,768	Magellan Health Services, Inc.[f]	3,000,478
25,830	Medpace Holdings, Inc.[f]	823,977
356,951	Medtronic plc	27,760,079
252,150	Merck & Company, Inc.	16,145,165
12,418	Merck KGaA	1,383,025
10,903	Mettler-Toledo International, Inc.[f]	6,827,023
84,700	MiMedx Group, Inc.[f]	1,006,236

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
46

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (33.5%)	Value
Health Care (3.8%) - continued
89,022	Mylan NVf	$2,792,620
173,545	Myriad Genetics, Inc.[f]	6,278,858
31,788	National Healthcare Corporation	1,988,975
36,526	Neurocrine Biosciences, Inc.[f]	2,238,313
57,635	Nevro Corporation[f]	5,237,869
33,374	Novartis AG	2,862,653
70,269	Novo Nordisk AS	3,378,444
79,682	NuVasive, Inc.[f]	4,419,164
49,390	Omnicell, Inc.[f]	2,521,360
23,110	PerkinElmer, Inc.	1,593,897
38,568	Perrigo Company plc	3,264,781
519,360	Pfizer, Inc.	18,541,152
11,690	Prothena Corporation plc[f]	757,161
90,820	RadNet, Inc.[f]	1,048,971
97,913	Tactile Systems Technology, Inc.[f,g]	3,030,407
29,204	Teleflex, Inc.	7,066,492
43,677	Thermo Fisher Scientific, Inc.	8,263,688
63,622	Triple-S Management Corporation[f]	1,506,569
242,466	UnitedHealth Group, Inc.	47,486,966
29,880	Universal Health Services, Inc.	3,314,887
56,250	Veeva Systems, Inc.[f]	3,173,063
29,011	Vertex Pharmaceuticals, Inc.[f]	4,410,832
16,210	Waters Corporation[f]	2,910,019
10,140	West Pharmaceutical Services, Inc.	976,076
108,690	Wright Medical Group NVf	2,811,810
71,170	Zimmer Biomet Holdings, Inc.	8,333,295
290,870	Zoetis, Inc.	18,545,871

	Total	382,069,114

Industrials (4.4%)
26,950	ABM Industries, Inc.	1,124,084
116,162	Acco Brands Corporation[f]	1,382,328
15,419	Adecco SA	1,201,210
199,730	Advanced Disposal Services, Inc.[f]	5,031,199
49,294	AECOM[f]	1,814,512
125,497	Aegion Corporation[f]	2,921,570
75,205	AGCO Corporation	5,547,873
101,069	AMETEK, Inc.	6,674,597
62,040	ArcBest Corporation	2,075,238
4,100	Asahi Glass Company, Ltd.	152,287
27,622	Astec Industries, Inc.	1,547,108
15,977	Atlas Copco AB	620,670
105,364	AZZ, Inc.	5,131,227
15,380	Barnes Group, Inc.	1,083,367
32,370	Boeing Company	8,228,778
44,450	Brink’s Company	3,744,912
47,987	BWX Technologies, Inc.	2,688,232
92,261	CBIZ, Inc.[f]	1,499,241
25,871	CIRCOR International, Inc.	1,408,159
58,000	CK Hutchison Holdings, Ltd.	742,881
61,130	Colfax Corporation[f]	2,545,453
118,236	Comfort Systems USA, Inc.	4,221,025
164,269	Costamare, Inc.[g]	1,015,182
10,800	Crane Company	863,892
5,006	CSW Industrials, Inc.[f]	222,016
364,980	CSX Corporation	19,803,815
57,807	Cummins, Inc.	9,713,310
61,700	Curtiss-Wright Corporation	6,450,118
4,500	Dai Nippon Printing Company, Ltd.	107,916
90,600	Delta Air Lines, Inc.	4,368,732
7,233	Deutsche Lufthansa AG	201,141
64,040	Dover Corporation	5,852,616
134,390	Eaton Corporation plc	10,319,808
94,915	EMCOR Group, Inc.	6,585,203
37,450	Encore Wire Corporation	1,676,824
24,950	EnerSys	1,725,791

Shares	Common Stock (33.5%)	Value
Industrials (4.4%) - continued
3,020	Engility Holdings, Inc.[f]	$104,734
21,080	ESCO Technologies, Inc.	1,263,746
81,584	Federal Signal Corporation	1,736,108
4,872	Ferguson plc	319,648
3,164	Finning International, Inc.	72,345
70,319	Fortune Brands Home and Security, Inc.	4,727,546
22,795	Franklin Electric Company, Inc.	1,022,356
99,052	Gardner Denver Holdings, Inc.[f]	2,725,911
209,314	General Electric Company	5,061,213
22,920	Genesee & Wyoming, Inc.[f]	1,696,309
32,738	Gibraltar Industries, Inc.[f]	1,019,789
7,070	Gorman-Rupp Company	230,270
65,487	Granite Construction, Inc.	3,794,972
56,977	GWA Group, Ltd.	117,072
192,360	Harsco Corporation[f]	4,020,324
28,622	Healthcare Services Group, Inc.	1,544,729
34,167	Heico Corporation	3,068,538
12,820	Heidrick & Struggles International, Inc.	271,143
4,500	Hitachi Transport System, Ltd.	104,286
124,623	Honeywell International, Inc.	17,664,064
11,530	Hubbell, Inc.	1,337,711
28,080	Huntington Ingalls Industries, Inc.	6,358,435
5,410	Hyster-Yale Materials Handling, Inc.	413,540
26,968	ICF International, Inc.[f]	1,454,924
7,200	Inaba Denki Sangyo Company, Ltd.	298,846
67,220	Ingersoll-Rand plc	5,994,007
294,029	Interface, Inc.	6,439,235
24,040	International Seaways, Inc.[f]	473,588
91,500	ITOCHU Corporation	1,499,208
31,313	ITT Corporation	1,386,226
25,084	JB Hunt Transport Services, Inc.	2,786,331
97,410	KAR Auction Services, Inc.	4,650,353
92,293	Kforce, Inc.	1,864,319
77,360	Kirby Corporation[f]	5,101,892
2,800	KITZ Corporation	22,844
20,840	L3 Technologies, Inc.	3,926,881
16,600	Lincoln Electric Holdings, Inc.	1,521,888
13,790	Lindsay Corporation[g]	1,267,301
3,110	Loomis AB	123,600
15,800	Marubeni Corporation	108,012
102,020	Masco Corporation	3,979,800
31,750	Masonite International Corporation[f]	2,197,100
40,258	Meggitt plc	281,190
17,778	Middleby Corporation[f]	2,278,606
12,000	Mitsuboshi Belting, Ltd.	144,839
35,468	Monadelphous Group, Ltd.	438,097
30,530	Moog, Inc.[f]	2,547,118
179,650	MRC Global, Inc.[f]	3,142,078
52,455	MYR Group, Inc.[f]	1,528,539
22,176	National Express Group plc	105,164
113,869	Navigant Consulting, Inc.[f]	1,926,663
314,445	NCI Building Systems, Inc.[f]	4,905,342
18,900	Nitto Kogyo Corporation	334,339
53,210	Norfolk Southern Corporation	7,036,490
6,686	Northgate plc	38,861
28,850	Old Dominion Freight Line, Inc.	3,176,673
40,698	On Assignment, Inc.[f]	2,184,669
48,424	Orbital ATK, Inc.	6,448,140
24,210	Orion Group Holdings, Inc.[f]	158,818
120,288	Oshkosh Corporation	9,928,572
35,632	PageGroup plc	237,963
10,459	Parker Hannifin Corporation	1,830,534
2,620	Park-Ohio Holdings Corporation	119,472
57,379	PGT Innovations, Inc.[f]	857,816

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
47

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (33.5%)	Value
Industrials (4.4%) - continued
21,977	Ply Gem Holdings, Inc.[f]	$374,708
16,264	Proto Labs, Inc.[f]	1,305,999
18,050	Quanex Building Products Corporation	414,247
59,572	Radiant Logistics, Inc.[f]	316,327
37,312	Raven Industries, Inc.	1,208,909
44,541	Raytheon Company	8,310,460
21,398	RELX NV	455,208
35,110	Rockwell Collins, Inc.	4,589,228
1,240	Rockwool International AS	336,687
31,336	Roper Industries, Inc.	7,627,182
102,318	Saia, Inc.[f]	6,410,223
1,946	Schindler Holding AG, Participation Certificate	430,059
8,994	Siemens AG	1,269,131
47,201	SKF AB	1,030,517
15,700	Smiths Group plc	332,048
73,100	Sojitz Corporation	202,271
539,972	Southwest Airlines Company	30,227,633
36,160	SP Plus Corporation[f]	1,428,320
2,898	Spirax-Sarco Engineering plc	214,706
101,147	SPX Corporation[f]	2,967,653
86,039	SPX FLOW, Inc.[f]	3,317,664
7,930	Stanley Black & Decker, Inc.	1,197,192
2,165	Sulzer, Ltd.	255,771
2,600	Taikisha, Ltd.	71,713
15,400	Teijin, Ltd.	303,824
10,698	Tennant Company	708,208
38,430	Terex Corporation	1,730,119
7,300	Toppan Forms Company, Ltd.	77,481
124,150	TPI Composites, Inc.[f]	2,773,511
4,834	Transcontinental, Inc.	99,915
147,494	TransUnion[f]	6,970,566
151,482	TriMas Corporation[f]	4,090,014
78,832	TrueBlue, Inc.[f]	1,769,778
8,000	Tsubakimoto Chain Company	63,939
88,920	United Continental Holdings, Inc.[f]	5,413,450
83,970	United Parcel Service, Inc.	10,083,957
51,584	United Rentals, Inc.[f]	7,156,764
84,700	United Technologies Corporation	9,831,976
58,983	Universal Truckload Services, Inc.	1,206,202
5,968	Valmont Industries, Inc.	943,541
79,942	Vectrus, Inc.[f]	2,465,411
12,141	Vinci SA	1,153,548
50,090	WABCO Holdings, Inc.[f]	7,413,320
55,184	WageWorks, Inc.[f]	3,349,669
130,777	Waste Connections, Inc.	9,149,159
10,455	Watsco, Inc.	1,683,987
57,284	Willdan Group, Inc.[f,g]	1,859,439
4,138	WSP Global, Inc.[g]	172,153
33,273	Xylem, Inc.	2,083,888
15,569	YIT Oyj	127,397
3,500	Yuasa Trading Company, Ltd.	123,721

	Total	440,812,235

Information Technology (8.7%)
60,740	2U, Inc.[f,g]	3,403,870
123,690	Advanced Micro Devices, Inc.[f]	1,577,048
132,770	Agilent Technologies, Inc.	8,523,834
200,070	Akamai Technologies, Inc.[f]	9,747,410
118,600	Alliance Data Systems Corporation	26,275,830
43,134	Alphabet, Inc., Class Af	42,000,438
33,999	Alphabet, Inc., Class Cf	32,608,781
7	Alten SA	633
26,122	Ambarella, Inc.[f,g]	1,280,239
12,048	American Software, Inc.	136,865

Shares	Common Stock (33.5%)	Value
Information Technology (8.7%) - continued
87,117	Amphenol Corporation	$7,373,583
336,629	Apple, Inc.	51,881,261
188,511	Applied Materials, Inc.	9,819,538
70,066	Arista Networks, Inc.[f]	13,285,214
166,446	Arrow Electronics, Inc.[f]	13,383,923
14,820	Atkore International Group, Inc.[f]	289,138
29,220	Belden, Inc.	2,353,087
36,912	Benchmark Electronics, Inc.[f]	1,260,545
1,264	BKW FMB Energie	75,937
151,190	Booz Allen Hamilton Holding Corporation	5,652,994
88,124	Brooks Automation, Inc.	2,675,445
116,080	CA, Inc.	3,874,750
9,700	Canon, Inc.	331,944
13,462	Capgemini SA	1,578,069
5,500	Capital Power Corporation	108,744
41,648	Cavium, Inc.[f]	2,746,269
31,430	CDW Corporation	2,074,380
307,967	Ciena Corporation[f]	6,766,035
963,207	Cisco Systems, Inc.	32,392,651
14,219	Cognex Corporation	1,568,071
7,010	CommerceHub, Inc.[f]	149,664
63,740	CommVault Systems, Inc.[f]	3,875,392
53,297	Comtech Telecommunications Corporation	1,094,187
51,343	CoreLogic, Inc.[f]	2,373,073
47,105	Criteo SA ADR[f,g]	1,954,858
25,000	Descartes Systems Group, Inc.[f]	683,750
124,460	Dolby Laboratories, Inc.	7,158,939
134,116	DST Systems, Inc.	7,360,286
121,959	eBay, Inc.[f]	4,690,543
122,260	Endurance International Group Holdings, Inc.[f]	1,002,532
21,260	Entegris, Inc.[f]	613,351
46,320	Envestnet, Inc.[f]	2,362,320
16,810	Euronet Worldwide, Inc.[f]	1,593,420
362,099	EVERTEC, Inc.	5,739,269
12,370	ExlService Holdings, Inc.[f]	721,418
79,420	Extreme Networks, Inc.[f]	944,304
327,110	Facebook, Inc.[f]	55,893,286
66,550	Fidelity National Information Services, Inc.	6,215,105
63,210	Finisar Corporation[f]	1,401,366
45,668	Fiserv, Inc.[f]	5,889,345
359,760	FLIR Systems, Inc.	13,998,262
35,011	Forrester Research, Inc.	1,465,210
124,859	Fortinet, Inc.[f]	4,474,947
20,500	FUJIFILM Holdings NPV	796,453
40,460	Global Payments, Inc.	3,844,914
66,540	Guidewire Software, Inc.[f]	5,180,804
155,840	HP, Inc.	3,110,566
19,271	IAC/InterActiveCorporation[f]	2,265,884
8,620	II-VI, Inc.[f]	354,713
128,847	Insight Enterprises, Inc.[f]	5,916,654
246,180	Intel Corporation	9,374,534
132,245	Keysight Technologies, Inc.[f]	5,509,327
37,800	Konica Minolta Holdings, Inc.	310,572
2,100	Kulicke and Soffa Industries, Inc.[f]	45,297
50,250	Lam Research Corporation	9,298,260
87,280	Liberty Tripadvisor Holdings, Inc.[f]	1,077,908
75,160	M/A-COM Technology Solutions Holdings, Inc.[f,g]	3,352,888
60,568	ManTech International Corporation	2,674,077
325,976	MasterCard, Inc.	46,027,811
23,660	Maxim Integrated Products, Inc.	1,128,819
60,737	Methode Electronics, Inc.	2,572,212

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
48

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (33.5%)	Value
Information Technology (8.7%) - continued
26,080	Microsemi Corporation[f]	$1,342,598
835,460	Microsoft Corporation	62,233,415
48,616	Monolithic Power Systems, Inc.	5,180,035
67,370	National Instruments Corporation	2,840,993
9,800	NEC Networks & System Integration Corporation	234,131
96,670	New Relic, Inc.[f]	4,814,166
34,486	Nice, Ltd. ADR	2,804,057
101,554	NRG Yield, Inc., Class A	1,926,479
67,098	NVIDIA Corporation	11,995,109
37,205	NXP Semiconductors NVf	4,207,513
462,166	Oracle Corporation	22,345,726
11,420	Palo Alto Networks, Inc.[f]	1,645,622
25,440	Paylocity Holding Corporation[f]	1,241,981
525,983	PayPal Holdings, Inc.[f]	33,678,691
41,898	Pegasystems, Inc.	2,415,420
10,400	Plexus Corporation[f]	583,232
86,511	Progress Software Corporation	3,302,125
74,209	Proofpoint, Inc.[f]	6,472,509
74,931	Q2 Holdings, Inc.[f]	3,120,876
262,854	Red Hat, Inc.[f]	29,139,994
99,239	Rudolph Technologies, Inc.[f]	2,609,986
326,687	Salesforce.com, Inc.[f]	30,519,100
13,110	ScanSource, Inc.[f]	572,252
272,721	Sequans Communications SA ADR[f,g]	856,344
65,565	ServiceNow, Inc.[f]	7,705,854
3,360	Silicon Laboratories, Inc.[f]	268,464
2,860	SMA Solar Technology AGg	112,209
18,905	Sonus Networks, Inc.[f]	144,623
49,000	SS&C Technologies Holdings, Inc.	1,967,350
79,888	Synopsys, Inc.[f]	6,433,381
104,825	Teradata Corporation[f]	3,542,037
88,587	Teradyne, Inc.	3,303,409
115,590	Texas Instruments, Inc.	10,361,488
4,366	TiVo Corp	86,665
79,295	Total System Services, Inc.	5,193,823
307,674	Travelport Worldwide, Ltd.	4,830,482
27,560	Trimble, Inc.[f]	1,081,730
240,900	Twitter, Inc.[f]	4,063,983
41,062	Tyler Technologies, Inc.[f]	7,157,928
6,322	Ultimate Software Group, Inc.[f]	1,198,651
17,434	Verint Systems, Inc.[f]	729,613
112,562	Virtusa Corporation[f]	4,252,592
418,790	Visa, Inc.	44,073,460
8,912	Western Digital Corporation	769,997
26,135	Xerox Corporation	870,034
81,280	Xilinx, Inc.	5,757,062
21,830	XO Group, Inc.[f]	429,396
187,573	Zix Corporation[f]	917,232

	Total	870,876,863

Materials (1.3%)
5,100	Adeka Corporation	93,065
9,070	Alcoa Corporation[f]	422,843
41,654	American Vanguard Corporation	953,877
7,157	APERAM	375,063
188,276	Axalta Coating Systems, Ltd.[f]	5,444,942
18,124	Balchem Corporation	1,473,300
8,571	BHP Billiton plc	151,244
29,536	BHP Billiton, Ltd.	598,984
127,263	Boise Cascade Company[f]	4,441,479
29,117	Celanese Corporation	3,036,030
107,600	CF Industries Holdings, Inc.	3,783,216
47,600	Chemours Company	2,409,036
114,465	Continental Building Products, Inc.[f]	2,976,090
115,447	Crown Holdings, Inc.[f]	6,894,495

Shares	Common Stock (33.5%)	Value
Materials (1.3%) - continued
41,700	Daicel Corporation	$502,807
102,504	Eastman Chemical Company	9,275,587
42,410	Ecolab, Inc.	5,454,350
24,690	Evonik Industries AG	882,726
139,472	Ferro Corporation[f]	3,110,226
90,800	Ferroglobe Representation & Warranty Insurance Trust[d,f]	9
56,586	FMC Corporation	5,053,696
18,628	Granges AB	213,510
108,389	Graphic Packaging Holding Company	1,512,027
74,698	Innospec, Inc.	4,605,132
4,280	International Paper Company	243,190
8,000	JSR Corporation	152,111
22,766	Kadant, Inc.	2,243,589
9,000	Kaneka Corporation	69,930
14,630	Koppers Holdings, Inc.[f]	675,174
12,405	Kraton Performance Polymers, Inc.[f]	501,658
36,000	Kuraray Company, Ltd.	673,553
20,200	Kyoei Steel, Ltd.	315,224
17,390	Martin Marietta Materials, Inc.	3,586,340
28,380	Materion Corporation	1,224,597
4,442	Mondi plc	119,424
141,911	Myers Industries, Inc.	2,973,035
10,650	Neenah Paper, Inc.	911,107
1,100	Nippon Shokubai Company, Ltd.	77,752
117,141	Norsk Hydro ASA	854,753
36,300	Nucor Corporation	2,034,252
107,790	Nutanix, Inc.[f,g]	2,413,418
23,000	Oji Holdings Corporation	124,190
194,700	OMNOVA Solutions, Inc.[f]	2,131,965
332,360	Owens-Illinois, Inc.[f]	8,362,178
12,584	Packaging Corporation of America	1,443,133
186,630	Quantenna Communications, Inc.[f]	3,137,250
4,200	Rengo Company, Ltd.	25,000
3,297	Rio Tinto, Ltd.	172,812
51,730	RPM International, Inc.	2,655,818
114,740	Ryerson Holding Corporation[f]	1,244,929
39,350	Schnitzer Steel Industries, Inc.	1,107,702
44,620	Schweitzer-Mauduit International, Inc.	1,849,945
12,145	Scotts Miracle-Gro Company	1,182,194
20,880	Sensient Technologies Corporation	1,606,090
8,166	Solvay SA	1,220,798
201,080	Steel Dynamics, Inc.	6,931,228
100	Sumitomo Seika Chemicals Company, Ltd.	4,783
12,700	Toagosei Company, Ltd.	170,251
48,349	UPM-Kymmene Oyj	1,311,755
149,207	Verso Corporation[f]	759,464
7,390	W. R. Grace & Company	533,188
196,624	Westrock Company	11,154,479
3,800	Yamato Kogyo Company, Ltd.	103,002

	Total	129,964,995

Real Estate (1.0%)
12,610	Alstria Office REIT AG	180,260
17,760	American Assets Trust, Inc.	706,315
75,917	Ares Commercial Real Estate Corporation	1,010,455
290,977	Armada Hoffler Properties, Inc.	4,018,392
4,819	Artis Real Estate Investment Trust	51,058
39,520	Ashford Hospitality Prime, Inc.	375,440
46,960	Bluerock Residential Growth REIT, Inc.	519,378
44,413	British Land Company plc	358,576
259,086	Brixmor Property Group, Inc.	4,870,817

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
49

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (33.5%)	Value
Real Estate (1.0%) - continued
35,530	Camden Property Trust	$3,249,218
102,090	Cedar Realty Trust, Inc.	573,746
118,146	Chatham Lodging Trust	2,518,873
59,739	City Office REIT, Inc.	822,606
62,833	Cousins Properties, Inc.	586,860
29,600	CyrusOne, Inc.	1,744,328
400	Daito Trust Construction Company, Ltd.	72,873
292,420	DDR Corporation	2,678,567
91,620	DEXUS Property Group	683,706
26,520	Digital Realty Trust, Inc.	3,138,112
40,730	Douglas Emmett, Inc.	1,605,577
113,240	Duke Realty Corporation	3,263,577
44,210	Equity Commonwealth[f]	1,343,984
8,030	Equity Lifestyle Properties, Inc.	683,192
68,110	Franklin Street Properties Corporation	723,328
122,700	General Growth Properties, Inc.	2,548,479
8,008	H&R Real Estate Investment Trust	138,243
60,000	Hang Lung Properties, Ltd.	142,849
61,980	HFF, Inc.	2,451,929
97,650	Highwoods Properties, Inc.	5,086,588
65,230	Hospitality Properties Trust	1,858,403
165,836	Host Hotels & Resorts, Inc.	3,066,308
104,000	Hysan Development Company, Ltd.	490,679
208,677	InfraREIT, Inc.	4,668,104
52,553	Invitation Homes, Inc.[g]	1,190,325
128,289	Liberty Property Trust	5,267,546
43,878	Mid-America Apartment Communities, Inc.	4,689,681
134,230	Monmouth Real Estate Investment Corporation	2,173,184
88,564	National Storage Affiliates Trust	2,146,791
3,976	One Liberty Properties, Inc.[g]	96,855
144,884	Outfront Media, Inc.	3,648,179
37,826	Pebblebrook Hotel Trust	1,367,032
34,130	Physicians Realty Trust	605,125
28,180	Ramco-Gershenson Properties Trust	366,622
19,990	RE/MAX Holdings, Inc.	1,270,364
11,400	Realogy Holdings Corporation	375,630
135,270	Retail Properties of America, Inc.	1,776,095
3,070	RMR Group, Inc.	157,645
29,000	Road King Infrastructure, Ltd.	46,853
4,200	Saul Centers, Inc.	260,022
42,302	SBA Communications Corporation[f]	6,093,603
160,887	Stockland	543,331
287,940	Summit Hotel Properties, Inc.	4,604,161
26,000	Sun Hung Kai Properties, Ltd.	423,546
10,000	Swire Pacific, Ltd.	97,355
6,599	TAG Immobilien AG	111,010
47,803	Terreno Realty Corporation	1,729,513
89,230	UDR, Inc.	3,393,417
70,173	Urstadt Biddle Properties, Inc.	1,522,754
81,380	Weyerhaeuser Company	2,769,361
77,400	Wing Tai Holdings, Ltd.	123,382
37,614	Xenia Hotels & Resorts, Inc.	791,775

	Total	103,871,977

Telecommunications Services (0.3%)
93,930	AT&T, Inc.	3,679,238
8,216	Freenet AG	274,960
234,235	KCOM Group plc	310,736
22,200	Nippon Telegraph & Telephone Corporation	1,017,220
108,500	NTT DOCOMO, Inc.	2,479,961
8,592	Proximus SA	296,198

Shares	Common Stock (33.5%)	Value
Telecommunications Services (0.3%) - continued
4,240	Spok Holdings, Inc.	$65,084
29,640	TDC AS	173,826
24,500	Telefonica Deutschland Holding AG	137,680
72,642	Telenor ASA	1,538,889
268,946	Verizon Communications, Inc.	13,310,137
135,763	Vonage Holdings Corporation[f]	1,105,111

	Total	24,389,040

Utilities (0.6%)
123,590	AES Corporation	1,361,962
5,930	Alliant Energy Corporation	246,510
28,550	American States Water Company	1,406,088
33,933	Artesian Resources Corporation	1,282,667
5,035	Canadian Utilities, Ltd.	156,367
31,700	Chubu Electric Power Company, Inc.	393,962
123,354	CMS Energy Corporation	5,713,757
6,867	Connecticut Water Service, Inc.	407,213
26,650	Consolidated Water Company, Ltd.	341,120
2,710	Duke Energy Corporation	227,423
4,720	Edison International, Inc.	364,242
1,400	Electric Power Development Company, Ltd.	35,169
79,889	Electricidade de Portugal SA	301,236
782	Elia System Operator SA	45,300
22,121	Eversource Energy	1,336,993
25,960	MDU Resources Group, Inc.	673,662
20,256	Middlesex Water Company	795,453
19,560	New Jersey Resources Corporation	824,454
40,560	NorthWestern Corporation	2,309,486
31,090	NRG Energy, Inc.	795,593
335,221	OGE Energy Corporation	12,078,013
52,000	Osaka Gas Company, Ltd.	966,495
232,530	PG&E Corporation	15,832,968
33,160	PNM Resources, Inc.	1,336,348
11,220	Portland General Electric Company	512,081
77,860	Public Service Enterprise Group, Inc.	3,601,025
54,214	Redes Energeticas Nacionais SGPS SA	176,679
12,750	Southwest Gas Holdings, Inc.	989,655
11,100	Spire, Inc.	828,615
9,300	UGI Corporation	435,798
1,510	Unitil Corporation	74,685
4,071	Verbund AG	96,016

	Total	55,947,035

	Total Common Stock (cost $2,609,457,687)	3,342,638,523

Shares	Registered Investment Companies (32.4%)	Value
Affiliated Equity Holdings (19.4%)
23,383,628	Thrivent Large Cap Stock Portfolio	323,145,377
31,645,409	Thrivent Large Cap Value Portfolio	566,323,080
17,030,386	Thrivent Mid Cap Stock Portfolio	330,174,907
58,304,616	Thrivent Partner Worldwide Allocation Portfolio	622,664,146
4,730,128	Thrivent Small Cap Stock Portfolio	94,402,939

	Total	1,936,710,449

Affiliated Fixed Income Holdings (12.1%)
15,865,873	Thrivent Core Emerging Market Debt Fund	156,913,488
36,944,261	Thrivent High Yield Portfolio	180,764,573
53,238,227	Thrivent Income Portfolio	549,104,401

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
50

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Registered Investment Companies (32.4%)	Value
Affiliated Fixed Income Holdings (12.1%) - continued
32,187,713	Thrivent Limited Maturity Bond Portfolio	$317,969,543

	Total	1,204,752,005

Equity Funds/Exchange Traded Funds (0.4%)
3,130	iShares MSCI EAFE Index Fund	214,342
27,021	iShares Russell 2000 Growth Index Fund	4,835,678
7,977	iShares Russell 2000 Index Fund	1,182,032
12,080	iShares Russell 2000 Value Index Fund	1,499,370
21,170	Materials Select Sector SPDR Fund[g]	1,202,456
118,073	SPDR S&P 500 ETF Trust	29,663,480
56,410	SPDR S&P Biotech ETF[g]	4,883,414
640	SPDR S&P MidCap 400 ETF Trust[g]	208,851

	Total	43,689,623

Fixed Income Funds/Exchange Traded Funds (0.5%)
123,000	iShares Barclays 1-3 Year Credit Bond Fund	12,958,050
70,050	iShares iBoxx $ Investment Grade Corporate Bond ETF	8,492,162
345,300	Vanguard Short-Term Corporate Bond ETF	27,668,889

	Total	49,119,101

	Total Registered Investment Companies (cost $2,748,006,779)	3,234,271,178

Principal Amount	Long-Term Fixed Income (29.1%)	Value
Asset-Backed Securities (1.5%)
	Access Group, Inc.
573,999	1.737%, (LIBOR 1M + 0.500%), 2/25/2036, Ser. 2013-1, Class Ah,i	570,229
	ALM Loan Funding CLO
3,275,000	2.444%, (LIBOR 3M + 1.140%), 10/17/2026, Ser. 2014-11A, Class A1R*,i	3,274,977
	AMSR Trust
3,625,000	2.634%, (LIBOR 1M + 1.400%), 11/17/2033, Ser. 2016-SFR1, Class Ah,i	3,657,029
	Apidos CLO XVIII
3,200,000	2.433%, (LIBOR 3M + 1.120%), 7/22/2026, Ser. 2014-18A, Class A1R*,i	3,204,410
	Ares XXXII CLO, Ltd.
2,750,000	2.525%, (LIBOR 3M + 1.210%), 11/15/2025, Ser. 2014-32A, Class A1R*,i	2,754,920
	Babson CLO, Ltd.
1,400,000	2.454%, (LIBOR 3M + 1.150%), 10/17/2026, Ser. 2014-IIA, Class AR*,i	1,405,249
	Bayview Koitere Fund Trust
2,625,930	4.000%, 11/28/2053, Ser. 2017-SPL3, Class Ah	2,733,778
	Betony CLO, Ltd.
1,260,000	2.654%, (LIBOR 3M + 1.350%), 4/15/2027, Ser. 2015-1A, Class AR*,i	1,264,802

Principal Amount	Long-Term Fixed Income (29.1%)	Value
Asset-Backed Securities (1.5%) - continued
	Birchwood Park CLO, Ltd.
$1,400,000	2.484%, (LIBOR 3M + 1.180%), 7/15/2026, Ser. 2014-1A, Class AR*,i	$1,406,125
	BlueMountain CLO, Ltd.
2,350,000	2.444%, (LIBOR 3M + 1.140%), 10/15/2026, Ser. 2014-3A, Class A1R*,i	2,357,090
	Carlyle Global Market Strategies CLO, Ltd.
1,400,000	2.504%, (LIBOR 3M + 1.200%), 10/15/2026, Ser. 2014-4A, Class A1R*,i	1,408,764
	Cent CLO 16, LP
1,138,149	2.561%, (LIBOR 3M + 1.250%), 8/1/2024, Ser. 2012- 16A, Class A1AR*,i	1,138,355
	Cent CLO 22, Ltd.
1,400,000	2.722%, (LIBOR 3M + 1.410%), 11/7/2026, Ser. 2014-22A, Class A1R*,i	1,402,974
	Chesapeake Funding II, LLC
846,603	1.880%, 6/15/2028, Ser. 2016-2A, Class A1[h]	847,120
	Commonbond Student Loan Trust
4,453,174	3.320%, 5/25/2040, Ser. 2016-A, Class A1[h]	4,434,264
	DRB Prime Student Loan Trust
768,787	3.170%, 7/25/2031, Ser. 2015-B, Class A2*	780,632
800,931	3.137%, (LIBOR 1M + 1.900%), 10/27/2031, Ser. 2015-B, Class A1*,i	818,438
2,848,849	3.200%, 1/25/2040, Ser. 2015-D, Class A2*	2,885,936
831,605	2.890%, 6/25/2040, Ser. 2016-B, Class A2[h]	835,718
	Dryden 34 Senior Loan Fund CLO
1,400,000	2.464%, (LIBOR 3M + 1.160%), 10/15/2026, Ser. 2014-34A, Class AR*,i	1,407,445
	Earnest Student Loan Program, LLC
3,872,637	2.680%, 7/25/2035, Ser. 2016-C, Class A2[h]	3,865,775
2,658,907	2.720%, 1/25/2041, Ser. 2016-D, Class A2[h]	2,657,032
	Edlinc Student Loan Funding Trust
53,372	4.190%, (CMT 3M + 3.150%), 10/1/2025, Ser. 2012-A, Class AT*,i	54,192
	Galaxy XX CLO, Ltd.
4,500,000	2.757%, (LIBOR 3M + 1.450%), 7/20/2027, Ser. 2015-20A, Class A*,i	4,516,011
	GoldenTree Loan Opportunities IX, Ltd.
1,325,000	2.681%, (LIBOR 3M + 1.370%), 10/29/2026, Ser. 2014-9A, Class AR*,i	1,327,443
	Golub Capital Partners CLO 22B, Ltd.
2,700,000	2.796%, (LIBOR 3M + 1.480%), 2/20/2027, Ser. 2015-22A, Class A1*,i	2,703,853

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
51

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (29.1%)	Value
Asset-Backed Securities (1.5%) - continued
	Golub Capital Partners CLO 23M, Ltd.
$1,350,000	2.797%, (LIBOR 3M + 1.485%), 5/5/2027, Ser. 2015- 23A, Class A1*,i	$1,350,390
	Lehman XS Trust
4,732,686	5.440%, 8/25/2035, Ser. 2005-2, Class 2A3Bj	4,103,951
	Limerock CLO III, LLC
4,500,000	2.507%, (LIBOR 3M + 1.200%), 10/20/2026, Ser. 2014-3A, Class A1R*,i	4,505,458
	Madison Park Funding XIV, Ltd.
3,575,000	2.427%, (LIBOR 3M + 1.120%), 7/20/2026, Ser. 2014-14A, Class A1R*,i	3,592,757
	Magnetite XII, Ltd.
4,425,000	2.634%, (LIBOR 3M + 1.330%), 4/15/2027, Ser. 2015-12A, Class AR*,i	4,458,161
	Marlette Funding Trust
5,001,485	2.390%, 7/15/2024, Ser. 2017-2A, Class Ah	5,006,819
	Morgan Stanley Bank of America Merrill Lynch Trust
5,400,000	3.176%, 8/15/2045, Ser. 2012-C5, Class A4	5,552,709
5,400,000	3.246%, 12/15/2047, Ser. 2014-C19, Class A3	5,495,263
	Morgan Stanley Capital, Inc.
2,557,497	1.387%, (LIBOR 1M + 0.150%), 2/25/2037, Ser. 2007-NC2, Class A2FPi	1,648,303
	Mountain View CLO, Ltd.
4,525,000	2.764%, (LIBOR 3M + 1.460%), 7/15/2027, Ser. 2015-9A, Class A1A*,i	4,527,891
	Murray Hill Marketplace Trust
865,619	4.190%, 11/25/2022, Ser. 2016-LC1, Class A*	869,213
	Neuberger Berman CLO XIV, Ltd.
2,100,000	2.564%, (LIBOR 3M + 1.250%), 1/28/2030, Ser. 2013-14A, Class AR*,i	2,116,613
	Neuberger Berman CLO, Ltd.
850,000	2.493%, (LIBOR 3M + 1.180%), 4/22/2029, Ser. 2014-17A, Class AR*,i	851,968
	NZCG Funding CLO, Ltd.
4,500,000	2.867%, (LIBOR 3M + 1.550%), 4/27/2027, Ser. 2015-2A, Class A1*,i	4,502,524
	Octagon Investment Partners XX, Ltd.
3,250,000	2.439%, (LIBOR 3M + 1.130%), 8/12/2026, Ser. 2014-1A, Class AR*,i	3,267,865
	OHA Loan Funding, LLC
4,500,000	2.457%, (LIBOR 3M + 1.150%), 10/20/2026, Ser. 2014-1A, Class A1R*,i	4,515,737
	OneMain Financial Issuance Trust
2,600,000	4.100%, 3/20/2028, Ser. 2016-2A, Class Ah	2,645,054

Principal Amount	Long-Term Fixed Income (29.1%)	Value
Asset-Backed Securities (1.5%) - continued
	OZLM VIII, Ltd.
$1,300,000	2.434%, (LIBOR 3M + 1.130%), 10/17/2026, Ser. 2014-8A, Class A1AR*,i	$1,304,216
	Preston Ridge Partners Mortgage Trust, LLC
1,796,392	4.250%, 1/25/2022, Ser. 2017-1A, Class A1*,j	1,801,581
	Race Point IX CLO, Ltd.
3,000,000	2.569%, (LIBOR 3M + 1.210%), 10/15/2030, Ser. 2015-9A, Class A1AR*,d,i	3,000,000
	Renaissance Home Equity Loan Trust
1,824,710	6.011%, 5/25/2036, Ser. 2006-1, Class AF4[j]	1,346,425
3,494,563	5.580%, 11/25/2036, Ser. 2006-3, Class AF2[j]	1,958,574
	Shackleton, Ltd.
4,500,000	2.674%, (LIBOR 3M + 1.370%), 4/15/2027, Ser. 2015-7A, Class AR*,i	4,505,661
	SLM Student Loan Trust
1,949,240	1.637%, (LIBOR 1M + 0.400%), 3/25/2025, Ser. 2010-1, Class Ai	1,927,604
105,233	2.284%, (LIBOR 1M + 1.050%), 5/17/2027, Ser. 2013-A, Class A2Bh,i	105,934
	SoFi Consumer Loan Program, LLC
1,321,517	3.260%, 8/25/2025, Ser. 2016-1, Class Ah	1,342,587
2,676,726	2.500%, 5/26/2026, Ser. 2017-4, Class Ah	2,675,203
3,900,000	2.140%, 9/25/2026, Ser. 2017-5, Class A1[h]	3,899,119
	SoFi Professional Loan Program, LLC
1,386,630	2.420%, 3/25/2030, Ser. 2015-A, Class A2[h]	1,387,290
	Stanwich Mortgage Loan Company, LLC
2,570,680	3.598%, 3/16/2022, Ser. 2017-NPA1, Class A1*,j	2,577,104
	Symphony CLO VIII, Ltd.
623,710	2.404%, (LIBOR 3M + 1.100%), 1/9/2023, Ser. 2012- 8A, Class AR*,i	624,734
	Symphony CLO XV, Ltd.
4,500,000	2.484%, (LIBOR 3M + 1.180%), 10/17/2026, Ser. 2014-15A, Class AR*,i	4,516,952
	U.S. Small Business Administration
658,880	3.191%, 3/10/2024, Ser. 2014-10A, Class 1	676,048
	Vericrest Opportunity Loan Transferee
2,574,909	3.500%, 6/26/2045, Ser. 2015-NPL8, Class A1[h,j]	2,579,613
611,045	3.500%, 2/25/2055, Ser. 2015-NPL4, Class A1*,j	613,019
	Verizon Owner Trust
2,525,000	2.060%, 9/20/2021, Ser. 2017-1A, Class Ah	2,531,598

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
52

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (29.1%)	Value
Asset-Backed Securities (1.5%) - continued
	Voya CLO 3, Ltd.
$1,400,000	2.734%, (LIBOR 3M + 1.420%), 7/25/2026, Ser. 2014-3A, Class A1*,i	$1,401,586

	Total	153,498,085

Basic Materials (0.4%)
	Alcoa Nederland Holding BV
2,120,000	6.750%, 9/30/2024[h]	2,347,900
	Anglo American Capital plc
2,615,000	4.875%, 5/14/2025[h]	2,771,415
	ArcelorMittal SA
1,425,000	6.000%, 3/1/2021	1,563,937
	BWAY Holding Company
2,375,000	5.500%, 4/15/2024[h]	2,478,906
	CF Industries, Inc.
2,220,000	3.450%, 6/1/2023[g]	2,192,250
	Chemours Company
1,900,000	5.375%, 5/15/2027	1,976,000
	First Quantum Minerals, Ltd.
621,000	7.000%, 2/15/2021[h]	638,854
1,640,000	7.500%, 4/1/2025[h]	1,676,900
	Georgia-Pacific, LLC
920,000	2.539%, 11/15/2019[h]	927,395
	Glencore Finance Canada, Ltd.
760,000	6.000%, 11/15/2041[h]	887,422
	Glencore Funding, LLC
680,000	2.364%, (LIBOR 3M + 1.060%), 4/16/2018[h],[i]	681,768
760,000	4.125%, 5/30/2023[h]	791,198
950,000	4.000%, 3/27/2027[h]	955,359
	International Paper Company
1,888,000	4.350%, 8/15/2048	1,907,870
	Kinross Gold Corporation
1,520,000	5.950%, 3/15/2024	1,687,200
1,300,000	4.500%, 7/15/2027[h]	1,311,375
	Novelis Corporation
905,000	5.875%, 9/30/2026[h]	918,575
	Olin Corporation
2,835,000	5.125%, 9/15/2027	2,962,575
	Peabody Securities Finance Corporation
2,165,000	6.375%, 3/31/2025[h]	2,224,537
	Sherwin-Williams Company
1,685,000	3.125%, 6/1/2024	1,692,796
	Steel Dynamics, Inc.
2,010,000	5.000%, 12/15/2026	2,145,675
	Vale Overseas, Ltd.
1,727,000	5.875%, 6/10/2021	1,901,859
1,135,000	6.250%, 8/10/2026	1,291,062
1,140,000	6.875%, 11/10/2039	1,303,020
	Westlake Chemical Corporation
1,520,000	3.600%, 8/15/2026	1,517,437

	Total	40,753,285

Capital Goods (0.6%)
	AECOM
3,030,000	5.875%, 10/15/2024	3,356,331
	Ashtead Capital, Inc.
2,000,000	4.125%, 8/15/2025[h]	2,060,000
	Bombardier, Inc.
2,975,000	7.500%, 3/15/2025[h]	2,967,563
	Building Materials Corporation of America
2,355,000	6.000%, 10/15/2025[h]	2,569,211

Principal Amount	Long-Term Fixed Income (29.1%)	Value
Capital Goods (0.6%) - continued
	CEMEX SAB de CV
$1,210,000	6.125%, 5/5/2025[h]	$1,306,800
	Cintas Corporation No. 2
1,125,000	3.700%, 4/1/2027	1,174,485
	CNH Industrial Capital, LLC
1,155,000	4.375%, 11/6/2020	1,212,750
	CNH Industrial NV
1,500,000	4.500%, 8/15/2023	1,588,500
	Crown Americas Capital Corporation IV
1,470,000	4.500%, 1/15/2023	1,547,175
	Crown Cork & Seal Company, Inc.
2,070,000	7.375%, 12/15/2026	2,432,250
	General Dynamics Corporation
1,825,000	2.375%, 11/15/2024	1,791,512
	General Electric Company
2,095,000	5.000%, 1/21/2021[k]	2,215,882
	L3 Technologies, Inc.
3,375,000	3.950%, 5/28/2024	3,523,934
	Lockheed Martin Corporation
515,000	2.500%, 11/23/2020	522,589
1,496,000	3.600%, 3/1/2035	1,473,879
1,544,000	4.500%, 5/15/2036	1,687,120
374,000	6.150%, 9/1/2036	485,283
	Northrop Grumman Corporation
2,575,000	3.850%, 4/15/2045	2,505,234
	Owens-Brockway Glass Container, Inc.
1,460,000	5.000%, 1/15/2022[h]	1,545,775
1,500,000	5.875%, 8/15/2023[h]	1,657,500
	Pentair Finance SA
2,300,000	2.900%, 9/15/2018	2,317,921
	Republic Services, Inc.
1,100,000	2.900%, 7/1/2026	1,077,069
	Reynolds Group Issuer, Inc.
2,935,000	5.125%, 7/15/2023[h]	3,062,966
	Roper Industries, Inc.
2,070,000	2.050%, 10/1/2018	2,074,860
	Roper Technologies, Inc.
1,140,000	2.800%, 12/15/2021	1,149,301
	Siemens Financieringsmaatschappij NV
3,055,000	4.200%, 3/16/2047[h]	3,298,513
	Standard Industries, Inc.
800,000	5.500%, 2/15/2023[h]	847,000
	Textron, Inc.
785,000	5.600%, 12/1/2017	789,779
1,225,000	7.250%, 10/1/2019	1,345,854
2,210,000	3.375%, 3/1/2028	2,193,172
	United Rentals North America, Inc.
2,240,000	5.500%, 7/15/2025	2,405,088
	United Technologies Corporation
1,900,000	4.050%, 5/4/2047	1,917,424
	Waste Management, Inc.
310,000	3.125%, 3/1/2025	313,778

	Total	60,416,498

Collateralized Mortgage Obligations (0.9%)
	Alternative Loan Trust
1,052,701	6.000%, 6/25/2036, Ser. 2006-24CB, Class A9	904,039
	Angel Oak Mortgage Trust I, LLC
1,166,158	3.500%, 7/25/2046, Ser. 2016-1, Class A1*	1,170,876

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
53

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (29.1%)	Value
Collateralized Mortgage Obligations (0.9%) - continued
	Bayview Opportunity Master Fund Trust
$2,896,293	4.000%, 6/28/2054, Ser. 2017-SPL2, Class Ah	$3,017,592
4,677,626	4.000%, 10/28/2064, Ser. 2017-SPL1, Class Ah	4,874,245
	BCAP, LLC Trust
2,441,275	1.417%, (LIBOR 1M + 0.180%), 3/25/2037, Ser. 2007-AA1, Class 2A1[i]	2,297,145
	Citigroup Mortgage Loan Trust, Inc.
712,005	5.500%, 11/25/2035, Ser. 2005-9, Class 21A2	704,716
	CitiMortgage Alternative Loan Trust
2,322,000	5.750%, 4/25/2037, Ser. 2007-A4, Class 1A5	2,048,645
	COLT Mortgage Loan Trust
1,993,062	2.800%, 12/26/2046, Ser. 2016-3, Class A1*	1,994,045
5,000,000	2.415%, 10/25/2047, Ser. 2017-2, Class A1Ah	4,999,972
	Countrywide Alternative Loan Trust
1,519,886	3.399%, 10/25/2035, Ser. 2005-43, Class 4A1	1,345,105
1,021,658	6.000%, 4/25/2036, Ser. 2006-4CB, Class 1A1	865,478
442,217	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	426,398
2,796,656	5.500%, 5/25/2037, Ser. 2007-8CB, Class A1	2,429,272
2,676,356	7.000%, 10/25/2037, Ser. 2007-24, Class A10	1,622,437
	Countrywide Home Loans, Inc.
804,177	5.750%, 4/25/2037, Ser. 2007-3, Class A27	700,524
	Deutsche Alt-A Securities Mortgage Loan Trust
625,279	6.000%, 10/25/2021, Ser. 2006-AR5, Class 23A	566,568
	Federal Home Loan Mortgage Corporation
6,248,352	4.000%, 7/15/2031, Ser.- 4104, Class KIl	691,422
3,785,640	3.000%, 2/15/2033, Ser. 4170, Class IGl	440,315
	Federal National Mortgage Association
7,403,477	3.500%, 1/25/2033, Ser. 2012-150, Class YIl	962,662
	First Horizon Alternative Mortgage Securities Trust
1,957,938	6.000%, (LIBOR 1M + 1.000%), 8/25/2036, Ser. 2006-FA4, Class 1A4[i]	1,644,149
	IndyMac INDX Mortgage Loan Trust
2,909,975	1.877%, (LIBOR 1M + 0.640%), 7/25/2045, Ser. 2005-16IP, Class A1[i]	2,802,173
	J.P. Morgan Alternative Loan Trust
1,489,331	6.500%, 3/25/2036, Ser. 2006-S1, Class 1A19	1,337,823
	J.P. Morgan Mortgage Trust
467,923	3.735%, 6/25/2036, Ser. 2006-A4, Class 1A2	443,032

Principal Amount	Long-Term Fixed Income (29.1%)	Value
Collateralized Mortgage Obligations (0.9%) - continued
$203,216	3.558%, 10/25/2036, Ser. 2006-A6, Class 1A2	$188,971
2,778,864	1.617%, (LIBOR 1M + 0.380%), 1/25/2037, Ser. 2006-S4, Class A8[i]	1,700,435
3,146,080	6.250%, 8/25/2037, Ser. 2007-S3, Class 1A10	2,432,759
	MASTR Alternative Loans Trust
593,085	6.500%, 7/25/2034, Ser. 2004-6, Class 6A1	598,855
1,749,947	1.687%, (LIBOR 1M + 0.450%), 12/25/2035, Ser. 2005-6, Class 2A1[i]	869,091
	Merrill Lynch Alternative Note Asset Trust
612,245	6.000%, 3/25/2037, Ser. 2007-F1, Class 2A1	520,711
	Preston Ridge Partners Mortgage Trust, LLC
7,200,000	3.470%, 9/25/2022, Ser. 2017-2A, Class A1*,c,d,j	7,200,000
	Pretium Mortgage Credit Partners, LLC
2,724,359	3.500%, 4/29/2032, Ser. 2017-NPL1, Class A1*,j	2,731,449
3,474,545	3.250%, 8/27/2032, Ser. 2017-NPL4, Class A1[h],[j]	3,465,624
	Residential Accredit Loans, Inc. Trust
2,739,343	1.987%, (LIBOR 1M + 0.750%), 6/25/2035, Ser. 2005-QS7, Class A3[i]	2,252,802
	Residential Asset Securitization Trust
3,293,886	1.617%, (LIBOR 1M + 0.380%), 8/25/2037, Ser. 2007-A8, Class 2A3[i]	902,965
	Sequoia Mortgage Trust
2,326,719	3.559%, 9/20/2046, Ser. 2007-1, Class 4A1	1,937,703
	Sunset Mortgage Loan Company, LLC
943,165	4.459%, 9/18/2045, Ser. 2015-NPL1, Class A*,j	944,765
5,030,926	3.500%, 6/16/2047, Ser. 2017-NPL1, Class A*,j	5,026,163
2,238,714	3.844%, 7/16/2047, Ser. 2016-NPL1, Class A*,j	2,239,392
	Towd Point Mortgage Trust
3,384,490	2.750%, 10/25/2056, Ser. 2017-1, Class A1[h]	3,401,890
	Verus Securitization Trust
3,792,852	2.485%, 7/25/2047, Ser. 2017-2A, Class A1*,j	3,795,718
	WaMu Mortgage Pass Through Certificates
213,904	3.232%, 9/25/2036, Ser. 2006-AR10, Class 1A2	202,056
762,829	3.039%, 10/25/2036, Ser. 2006-AR12, Class 1A1	741,610
2,607,331	2.606%, 1/25/2037, Ser. 2006-AR18, Class 1A1	2,398,169
4,552,725	1.849%, (12 MTA + 0.960%), 9/25/2046, Ser. 2006-AR11, Class 1Ai	4,111,121

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
54

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (29.1%)	Value
Collateralized Mortgage Obligations (0.9%) - continued
	Washington Mutual Mortgage Pass Through Certificates Trust
$2,675,370	7.000%, 2/25/2036, Ser. 2006-1, Class 2CB1	$2,167,298

	Total	88,118,180

Commercial Mortgage-Backed Securities (1.0%)
	Commercial Mortgage Pass-Through Certificates
1,632,357	2.279%, (LIBOR 1M + 1.050%), 6/8/2030, Ser. 2013-THL, Class A2[h,i]	1,632,356
	Commercial Mortgage Trust
1,200,000	3.039%, 12/10/2018, Ser. 2013-CR13, Class A2	1,215,510
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
3,593,126	2.776%, 3/25/2023, Ser. K724, Class A1	3,665,070
11,700,000	3.002%, 1/25/2024, Ser. K725, Class A2	12,040,174
11,400,000	3.430%, 1/25/2027, Ser. K063, Class A2	11,937,403
	Federal National Mortgage Association - ACES
3,902,259	2.416%, 9/25/2026, Ser. 2017-M1, Class A1	3,878,782
3,825,000	2.569%, 12/25/2026, Ser. 2017-M3, Class A2	3,720,939
5,750,000	2.784%, 2/25/2027, Ser. 2017-M2, Class A2	5,728,889
7,250,000	2.961%, 2/25/2027, Ser. 2017-M7, Class A2	7,307,654
	Federal National Mortgage Association Grantor Trust
7,573,378	2.898%, 6/25/2027, Ser. 2017-T1, Class A	7,537,599
	GS Mortgage Securities Trust
6,600,000	3.666%, 9/10/2047, Ser. 2104-GC24, Class A4	6,903,862
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
2,398,916	3.507%, 5/15/2045, Ser. 2012-C6, Class A3	2,495,949
326,136	5.990%, 2/12/2049, Ser. 2007-CB19, Class AM	326,768
	JPMBB Commercial Mortgage Securities Trust
4,500,000	3.231%, 1/15/2048, Ser. 2014-C26, Class A3	4,570,322
	SCG Trust
1,150,000	2.877%, (LIBOR 1M + 1.650%), 11/15/2026, Ser. 2013-SRP1, Class Ah,i	1,127,796
	UBS Commercial Mortgage Trust
7,999,130	3.400%, 5/10/2045, Ser. 2012-C1, Class A3	8,282,530
	Wells Fargo Commercial Mortgage Trust
4,000,000	3.617%, 9/15/2057, Ser. 2015-NXS3, Class A4	4,155,096
3,750,000	3.839%, 9/15/2058, Ser. 2015-LC22, Class A4	3,955,841

Principal Amount	Long-Term Fixed Income (29.1%)	Value
Commercial Mortgage-Backed Securities (1.0%) - continued
	WFRBS Commercial Mortgage Trust
$2,000,000	2.870%, 11/15/2045, Ser. 2012-C9, Class A3	$2,028,978

	Total	92,511,518

Communications Services (1.2%)
	21st Century Fox America, Inc.
1,620,000	6.900%, 3/1/2019	1,730,175
	Altice Financing SA
2,400,000	6.625%, 2/15/2023[h]	2,544,000
	AMC Networks, Inc.
2,295,000	5.000%, 4/1/2024	2,369,587
	America Movil SAB de CV
1,039,000	5.000%, 10/16/2019	1,100,181
	American Tower Corporation
1,930,000	3.300%, 2/15/2021	1,977,205
	AT&T, Inc.
707,000	5.875%, 10/1/2019	759,520
615,000	2.263%, (LIBOR 3M + 0.930%), 6/30/2020[i]	623,327
1,212,000	3.875%, 8/15/2021	1,268,376
1,015,000	3.000%, 6/30/2022	1,024,842
1,115,000	3.800%, 3/1/2024	1,146,542
2,618,000	3.900%, 8/14/2027	2,620,956
1,475,000	5.250%, 3/1/2037	1,546,148
4,260,000	4.900%, 8/14/2037	4,310,204
1,140,000	6.350%, 3/15/2040	1,322,829
1,300,000	5.550%, 8/15/2041	1,400,811
2,244,000	5.150%, 3/15/2042	2,266,787
772,000	4.750%, 5/15/2046	743,293
	British Sky Broadcasting Group plc
1,130,000	2.625%, 9/16/2019[h]	1,137,553
1,450,000	3.125%, 11/26/2022[h]	1,468,225
	CCO Holdings, LLC
3,100,000	5.875%, 4/1/2024[h]	3,289,875
	CCOH Safari, LLC
1,300,000	5.750%, 2/15/2026[h]	1,365,000
	CenturyLink, Inc.
2,315,000	6.450%, 6/15/2021	2,408,827
	Charter Communications Operating, LLC
780,000	6.834%, 10/23/2055	946,300
920,000	3.579%, 7/23/2020	944,284
3,400,000	4.908%, 7/23/2025	3,633,420
1,855,000	6.484%, 10/23/2045	2,179,996
	Clear Channel Worldwide Holdings, Inc.
2,920,000	6.500%, 11/15/2022	3,007,600
	Comcast Corporation
1,225,000	2.750%, 3/1/2023	1,238,046
3,265,000	4.400%, 8/15/2035	3,538,277
539,000	4.650%, 7/15/2042	596,350
755,000	4.750%, 3/1/2044	843,515
	Cox Communications, Inc.
748,000	4.600%, 8/15/2047[h]	743,543
	Crown Castle International Corporation
1,774,000	3.400%, 2/15/2021	1,826,056
2,423,000	5.250%, 1/15/2023	2,681,429
1,496,000	3.200%, 9/1/2024	1,488,277
	CSC Holdings, LLC
330,000	5.500%, 4/15/2027[h]	343,200
	Digicel, Ltd.
3,875,000	6.000%, 4/15/2021*	3,782,542

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
55

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (29.1%)	Value
Communications Services (1.2%) - continued
	Discovery Communications, LLC
$1,850,000	4.900%, 3/11/2026	$1,974,336
2,940,000	5.000%, 9/20/2037	2,987,834
	Gray Television, Inc.
2,535,000	5.875%, 7/15/2026[h]	2,611,050
	Level 3 Communications, Inc.
3,020,000	5.375%, 1/15/2024	3,091,725
	Level 3 Financing, Inc.
995,000	5.375%, 5/1/2025	1,022,984
	Moody’s Corporation
1,045,000	2.750%, 12/15/2021	1,052,928
	Neptune Finco Corporation
2,517,000	10.875%, 10/15/2025[h]	3,111,641
	Nexstar Escrow Corporation
2,510,000	5.625%, 8/1/2024[h]	2,597,850
	Omnicom Group, Inc.
750,000	3.600%, 4/15/2026	755,786
	S&P Global, Inc.
1,544,000	3.300%, 8/14/2020	1,583,578
	SES Global Americas Holdings GP
1,035,000	2.500%, 3/25/2019[h]	1,032,273
	SFR Group SA
3,480,000	6.000%, 5/15/2022[h]	3,636,600
	Sprint Communications, Inc.
2,025,000	6.000%, 11/15/2022	2,181,330
	Sprint Corporation
1,400,000	7.625%, 2/15/2025	1,610,000
	Telefonica Emisiones SAU
1,110,000	3.192%, 4/27/2018	1,118,983
	Time Warner Entertainment Company, LP
1,691,000	8.375%, 3/15/2023	2,100,589
	Time Warner, Inc.
760,000	3.600%, 7/15/2025	762,446
975,000	6.250%, 3/29/2041	1,167,441
	T-Mobile USA, Inc.
3,570,000	6.125%, 1/15/2022	3,712,800
	Verizon Communications, Inc.
3,489,000	5.150%, 9/15/2023	3,914,239
2,555,000	3.376%, 2/15/2025[h]	2,568,134
1,165,000	4.272%, 1/15/2036	1,143,975
2,992,000	4.862%, 8/21/2046	3,044,817
2,530,000	4.522%, 9/15/2048	2,446,807
	Viacom, Inc.
735,000	4.250%, 9/1/2023	755,001
1,140,000	5.850%, 9/1/2043	1,170,978
	Virgin Media Secured Finance plc
2,565,000	5.250%, 1/15/2026[h]	2,670,806

	Total	122,044,029

Consumer Cyclical (0.9%)
	Amazon.com, Inc.
935,000	3.150%, 8/22/2027[h]	938,596
1,870,000	3.875%, 8/22/2037[h]	1,889,494
1,122,000	4.050%, 8/22/2047[h]	1,134,470
	American Honda Finance Corporation
1,455,000	2.000%, 2/14/2020	1,457,201
	Automatic Data Processing, Inc.
500,000	3.375%, 9/15/2025	518,225
	Cinemark USA, Inc.
3,525,000	4.875%, 6/1/2023	3,560,250
	CVS Health Corporation
400,000	2.250%, 8/12/2019	401,888
4,560,000	4.875%, 7/20/2035	5,052,593

Principal Amount	Long-Term Fixed Income (29.1%)	Value
Consumer Cyclical (0.9%) - continued
$1,900,000	5.125%, 7/20/2045	$2,183,861
	Daimler Finance North America, LLC
1,520,000	1.931%, (LIBOR 3M + 0.620%), 10/30/2019[h,i]	1,527,623
	Delphi Automotive plc
1,930,000	3.150%, 11/19/2020	1,974,317
	Ford Motor Credit Company, LLC
1,470,000	2.551%, 10/5/2018	1,479,451
1,525,000	2.943%, 1/8/2019	1,542,055
1,395,000	2.262%, 3/28/2019	1,399,734
760,000	2.459%, 3/27/2020	760,474
570,000	3.200%, 1/15/2021	581,354
1,185,000	2.601%, (LIBOR 3M + 1.270%), 3/28/2022[i]	1,192,513
	General Motors Company
1,870,000	5.150%, 4/1/2038	1,916,415
	General Motors Financial Company, Inc.
615,000	2.234%, (LIBOR 3M + 0.930%), 4/13/2020[i]	618,230
1,156,000	3.700%, 11/24/2020	1,196,550
772,000	4.200%, 3/1/2021	809,019
1,635,000	3.150%, 6/30/2022	1,647,558
760,000	3.950%, 4/13/2024	778,099
1,630,000	4.300%, 7/13/2025	1,682,376
	Home Depot, Inc.
1,720,000	3.000%, 4/1/2026	1,725,328
1,755,000	5.400%, 9/15/2040	2,169,402
1,140,000	4.250%, 4/1/2046	1,228,853
1,870,000	3.900%, 6/15/2047	1,904,063
	Hyundai Capital America
639,000	2.400%, 10/30/2018[h]	641,297
1,158,000	3.000%, 10/30/2020[h]	1,164,195
	Jaguar Land Rover Automotive plc
1,270,000	4.125%, 12/15/2018[h]	1,290,637
1,100,000	5.625%, 2/1/2023[h]	1,142,625
	KB Home
1,815,000	4.750%, 5/15/2019	1,867,181
	L Brands, Inc.
2,100,000	5.625%, 2/15/2022	2,241,540
	Landry’s, Inc.
2,195,000	6.750%, 10/15/2024[h]	2,219,694
	Lear Corporation
1,625,000	5.250%, 1/15/2025	1,736,789
	Lennar Corporation
1,445,000	4.875%, 12/15/2023	1,528,088
1,180,000	4.500%, 4/30/2024	1,215,140
	Live Nation Entertainment, Inc.
2,150,000	5.375%, 6/15/2022[h]	2,236,000
	McDonald’s Corporation
1,100,000	2.750%, 12/9/2020	1,120,563
1,520,000	2.625%, 1/15/2022	1,530,526
	MGM Resorts International
3,140,000	6.000%, 3/15/2023	3,461,850
	New Red Finance, Inc.
2,420,000	4.250%, 5/15/2024[h]	2,429,075
	Nissan Motor Acceptance Corporation
1,089,000	2.150%, 9/28/2020[h]	1,090,034
	Prime Security Services Borrower, LLC
2,930,000	9.250%, 5/15/2023[h]	3,233,431
	Scientific Games International, Inc.
2,195,000	7.000%, 1/1/2022[h]	2,329,444

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
56

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (29.1%)	Value
Consumer Cyclical (0.9%) - continued
	Six Flags Entertainment Corporation
$3,110,000	4.875%, 7/31/2024[h]	$3,164,425
	Toll Brothers Finance Corporation
620,000	8.910%, 10/15/2017	621,879
609,000	4.000%, 12/31/2018	618,896
	Wal-Mart Stores, Inc.
1,187,000	6.200%, 4/15/2038	1,612,132
1,500,000	5.625%, 4/15/2041	1,944,590
	West Corporation
1,645,000	5.375%, 7/15/2022[h]	1,661,450

	Total	85,371,473

Consumer Non-Cyclical (1.4%)
	Abbott Laboratories
1,880,000	2.900%, 11/30/2021	1,911,960
950,000	3.400%, 11/30/2023	977,909
2,980,000	4.750%, 11/30/2036	3,282,386
1,490,000	4.900%, 11/30/2046	1,663,250
	AbbVie, Inc.
2,650,000	2.500%, 5/14/2020	2,681,353
1,910,000	3.600%, 5/14/2025	1,979,557
1,930,000	4.450%, 5/14/2046	2,030,277
	Actavis Funding SCS
1,175,000	3.850%, 6/15/2024	1,225,401
2,350,000	4.550%, 3/15/2035	2,506,147
1,140,000	4.850%, 6/15/2044	1,247,527
	Altria Group, Inc.
760,000	2.850%, 8/9/2022	775,847
875,000	2.625%, 9/16/2026	842,017
	Amgen, Inc.
2,244,000	2.200%, 5/11/2020	2,250,623
772,000	2.700%, 5/1/2022	775,747
875,000	3.125%, 5/1/2025	881,010
	Anheuser-Busch InBev Finance, Inc.
815,000	2.571%, (LIBOR 3M + 1.260%), 2/1/2021[i]	842,351
2,828,000	3.650%, 2/1/2026	2,924,506
3,040,000	4.700%, 2/1/2036	3,365,104
1,930,000	4.900%, 2/1/2046	2,196,504
	Anheuser-Busch InBev Worldwide, Inc.
676,000	3.750%, 1/15/2022	714,792
	BAT Capital Corporation
748,000	2.297%, 8/14/2020[h]	750,226
1,122,000	3.222%, 8/15/2024[h]	1,124,307
1,100,000	3.557%, 8/15/2027[h]	1,103,347
1,496,000	4.540%, 8/15/2047[h]	1,538,369
	BAT International Finance plc
825,000	1.830%, (LIBOR 3M + 0.510%), 6/15/2018[h,i]	826,327
	Bayer U.S. Finance, LLC
1,140,000	3.375%, 10/8/2024[h]	1,160,316
	Becton, Dickinson and Company
1,594,000	3.734%, 12/15/2024	1,627,659
1,122,000	4.669%, 6/6/2047	1,176,397
	Boston Scientific Corporation
740,000	6.000%, 1/15/2020	803,174
1,025,000	3.850%, 5/15/2025	1,063,836
1,140,000	7.375%, 1/15/2040	1,527,858
	Bunge Limited Finance Corporation
960,000	8.500%, 6/15/2019	1,060,221
1,205,000	3.500%, 11/24/2020[g]	1,240,040
	Cardinal Health, Inc.
748,000	3.079%, 6/15/2024	752,911
1,500,000	3.410%, 6/15/2027	1,504,480

Principal Amount	Long-Term Fixed Income (29.1%)	Value
Consumer Non-Cyclical (1.4%) - continued
	Celgene Corporation
$3,035,000	2.875%, 8/15/2020	$3,097,403
445,000	3.550%, 8/15/2022	466,512
	Church & Dwight Company, Inc.
530,000	2.450%, 12/15/2019	534,842
	Clorox Company
2,175,000	3.100%, 10/1/2027	2,163,552
	Cott Beverages, Inc.
1,470,000	5.375%, 7/1/2022	1,532,475
	EMD Finance, LLC
1,520,000	2.950%, 3/19/2022[h]	1,544,496
	Energizer Holdings, Inc.
2,749,000	5.500%, 6/15/2025[h]	2,893,323
	Envision Healthcare Corporation
3,165,000	5.125%, 7/1/2022[h]	3,283,688
	Express Scripts Holding Company
760,000	3.000%, 7/15/2023	762,152
1,820,000	4.500%, 2/25/2026	1,946,346
305,000	3.400%, 3/1/2027	300,551
2,245,000	4.800%, 7/15/2046	2,369,212
	Forest Laboratories, LLC
392,000	4.875%, 2/15/2021[h]	420,866
	Gilead Sciences, Inc.
760,000	2.950%, 3/1/2027[g]	752,618
	H. J. Heinz Company
1,250,000	3.500%, 7/15/2022	1,293,271
	HCA, Inc.
1,430,000	5.250%, 6/15/2026	1,540,825
1,505,000	4.500%, 2/15/2027	1,538,863
	Imperial Tobacco Finance plc
1,765,000	2.950%, 7/21/2020[h]	1,791,461
	JBS USA, LLC
2,220,000	5.750%, 6/15/2025[h]	2,211,675
	Kimberly-Clark Corporation
1,900,000	3.900%, 5/4/2047	1,956,908
	Kraft Foods Group, Inc.
1,544,000	5.000%, 6/4/2042	1,652,884
	Kroger Company
935,000	2.800%, 8/1/2022	937,263
	Laboratory Corporation of America Holdings
620,000	2.625%, 2/1/2020	626,513
	McKesson Corporation
825,000	4.883%, 3/15/2044	915,182
	Mead Johnson Nutrition Company
735,000	3.000%, 11/15/2020	754,957
	Medtronic, Inc.
5,820,000	4.375%, 3/15/2035	6,403,708
735,000	4.625%, 3/15/2045	836,073
	Merck & Company, Inc.
660,000	1.684%, (LIBOR 3M + 0.375%), 2/10/2020[i]	663,832
330,000	3.700%, 2/10/2045	334,784
	Molson Coors Brewing Company
1,330,000	2.250%, 3/15/2020[h]	1,328,957
	Mondelez International Holdings Netherlands BV
1,570,000	2.000%, 10/28/2021[h]	1,540,480
	Mondelez International, Inc.
672,000	1.831%, (LIBOR 3M + 0.520%), 2/1/2019[i]	673,478
	Mylan NV
1,550,000	3.000%, 12/15/2018	1,567,384
450,000	3.150%, 6/15/2021	457,780
760,000	5.250%, 6/15/2046	823,951

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
57

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (29.1%)	Value
Consumer Non-Cyclical (1.4%) - continued
	Newell Rubbermaid, Inc.
$1,093,000	5.500%, 4/1/2046	$1,292,097
	PepsiCo, Inc.
1,545,000	2.850%, 2/24/2026	1,536,820
	Post Holdings, Inc.
2,550,000	5.500%, 3/1/2025[h]	2,645,625
	Reynolds American, Inc.
2,338,000	5.700%, 8/15/2035	2,740,635
	Roche Holdings, Inc.
1,158,000	4.000%, 11/28/2044[h]	1,207,314
	Shire Acquisitions Investments Ireland Designated Activity Company
2,262,000	2.400%, 9/23/2021	2,253,518
2,244,000	3.200%, 9/23/2026	2,211,257
	Smithfield Foods, Inc.
1,770,000	2.700%, 1/31/2020[h]	1,775,178
	Tenet Healthcare Corporation
3,090,000	8.125%, 4/1/2022	3,144,075
	Teva Pharmaceutical Finance Company, LLC
1,830,000	6.150%, 2/1/2036[g]	1,982,139
	Teva Pharmaceutical Finance Netherlands III BV
3,715,000	3.150%, 10/1/2026[g]	3,423,497
	Thermo Fisher Scientific, Inc.
579,000	3.000%, 4/15/2023	588,372
	TreeHouse Foods, Inc.
970,000	4.875%, 3/15/2022	1,002,738
	Tyson Foods, Inc.
748,000	3.550%, 6/2/2027	756,272
	VRX Escrow Corporation
4,500,000	6.125%, 4/15/2025[h]	3,948,750
	Zoetis, Inc.
2,490,000	4.700%, 2/1/2043	2,754,125

	Total	137,514,413

Energy (1.3%)
	Anadarko Petroleum Corporation
2,255,000	4.850%, 3/15/2021	2,390,904
1,496,000	5.550%, 3/15/2026[g]	1,667,899
	Antero Resources Corporation
960,000	5.125%, 12/1/2022	981,600
1,500,000	5.625%, 6/1/2023	1,563,750
	BP Capital Markets plc
1,590,000	3.062%, 3/17/2022	1,633,485
2,285,000	3.535%, 11/4/2024	2,356,613
415,000	3.119%, 5/4/2026	414,686
2,550,000	3.279%, 9/19/2027	2,545,094
	Buckeye Partners, LP
1,182,000	2.650%, 11/15/2018	1,186,807
	Canadian Natural Resources, Ltd.
1,500,000	3.450%, 11/15/2021	1,546,726
750,000	6.250%, 3/15/2038	900,146
690,000	4.950%, 6/1/2047	723,056
	Canadian Oil Sands, Ltd.
1,000,000	9.400%, 9/1/2021[h]	1,221,093
	Cenovus Energy, Inc.
1,475,000	3.800%, 9/15/2023	1,481,893
	Cheniere Corpus Christi Holdings, LLC
2,245,000	5.875%, 3/31/2025	2,416,181
	Cheniere Energy Partners, LP
2,480,000	5.250%, 10/1/2025[h]	2,535,800

Principal Amount	Long-Term Fixed Income (29.1%)	Value
Energy (1.3%) - continued
	Cimarex Energy Company
$1,140,000	4.375%, 6/1/2024	$1,205,619
	Columbia Pipeline Group, Inc.
1,480,000	2.450%, 6/1/2018	1,485,075
	Concho Resources, Inc.
995,000	4.375%, 1/15/2025	1,047,238
	ConocoPhillips
1,870,000	6.500%, 2/1/2039	2,504,529
	Continental Resources, Inc.
1,840,000	5.000%, 9/15/2022	1,869,900
	Devon Energy Corporation
1,150,000	3.250%, 5/15/2022[g]	1,163,287
	El Paso Pipeline Partners Operating Company, LLC
1,120,000	4.300%, 5/1/2024	1,165,141
	Enbridge, Inc.
1,285,000	2.900%, 7/15/2022	1,292,141
	Encana Corporation
343,000	3.900%, 11/15/2021	353,376
1,496,000	6.625%, 8/15/2037	1,739,810
1,870,000	6.500%, 2/1/2038	2,212,492
	Energy Transfer Equity, LP
1,470,000	5.500%, 6/1/2027	1,547,175
	Energy Transfer Partners, LP
1,520,000	4.650%, 6/1/2021	1,615,124
970,000	4.900%, 3/15/2035	963,462
	Energy Transfer, LP
800,000	5.150%, 2/1/2043	779,923
	EnLink Midstream Partners, LP
775,000	4.150%, 6/1/2025	782,254
569,000	4.850%, 7/15/2026	595,173
	Enterprise Products Operating, LLC
942,000	5.100%, 2/15/2045	1,049,046
	EQT Corporation
659,000	5.150%, 3/1/2018	666,798
770,000	8.125%, 6/1/2019	844,848
425,000	4.875%, 11/15/2021	459,870
900,000	3.000%, 10/1/2022[c]	901,397
726,000	3.900%, 10/1/2027[c]	725,808
	Exxon Mobil Corporation
625,000	4.114%, 3/1/2046	674,893
	Kinder Morgan Energy Partners, LP
1,150,000	3.500%, 3/1/2021	1,178,227
	Magellan Midstream Partners, LP
1,070,000	5.000%, 3/1/2026	1,190,105
	Marathon Oil Corporation
1,140,000	2.700%, 6/1/2020	1,139,773
2,600,000	6.600%, 10/1/2037	2,989,821
	Marathon Petroleum Corporation
560,000	3.400%, 12/15/2020	577,812
1,496,000	6.500%, 3/1/2041	1,799,285
1,498,000	4.750%, 9/15/2044	1,489,411
	MPLX, LP
2,244,000	4.875%, 6/1/2025	2,405,504
1,125,000	4.125%, 3/1/2027	1,144,983
	Newfield Exploration Company
2,780,000	5.625%, 7/1/2024	2,981,550
	Noble Energy, Inc.
970,000	5.625%, 5/1/2021	999,100
	ONEOK, Inc.
2,280,000	7.500%, 9/1/2023	2,728,681
1,110,000	4.000%, 7/13/2027	1,123,289
	PBF Holding Company, LLC
1,870,000	7.250%, 6/15/2025[h]	1,912,075

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
58

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (29.1%)	Value
Energy (1.3%) - continued
	Petrobras Global Finance BV
$474,000	8.375%, 5/23/2021	$548,240
1,870,000	6.250%, 3/17/2024	1,998,095
	Petroleos Mexicanos
2,240,000	6.000%, 3/5/2020	2,406,880
640,000	2.378%, 4/15/2025	644,164
1,000,000	6.750%, 9/21/2047	1,063,900
	Pioneer Natural Resources Company
750,000	4.450%, 1/15/2026	799,366
	Plains All American Pipeline, LP
1,690,000	5.000%, 2/1/2021	1,777,018
	Regency Energy Partners, LP
1,520,000	5.875%, 3/1/2022	1,682,021
1,470,000	5.000%, 10/1/2022	1,587,292
	Rice Energy, Inc.
2,440,000	6.250%, 5/1/2022	2,549,800
	Rowan Companies, Inc.
310,000	7.375%, 6/15/2025	303,025
	Sabine Pass Liquefaction, LLC
1,125,000	6.250%, 3/15/2022	1,265,019
1,300,000	5.625%, 4/15/2023	1,440,421
1,500,000	5.750%, 5/15/2024	1,671,022
1,430,000	5.625%, 3/1/2025	1,576,980
	Schlumberger Holdings Corporation
560,000	3.000%, 12/21/2020[h]	573,410
950,000	4.000%, 12/21/2025[h]	995,314
	Shell International Finance BV
615,000	1.759%, (LIBOR 3M + 0.450%), 5/11/2020[i]	620,261
	Southwestern Energy Company
2,580,000	7.500%, 4/1/2026	2,679,975
	Suncor Energy, Inc.
990,000	3.600%, 12/1/2024	1,019,952
	Sunoco Logistics Partners Operations, LP
730,000	4.400%, 4/1/2021	769,976
	Targa Resources Partners, LP
975,000	5.250%, 5/1/2023	994,500
	Tesoro Corporation
5,164,000	4.750%, 12/15/2023[h]	5,570,519
	Weatherford International, Ltd.
2,630,000	8.250%, 6/15/2023[g]	2,708,900
	Western Gas Partners, LP
1,496,000	4.000%, 7/1/2022	1,547,353
	Williams Partners, LP
950,000	4.000%, 11/15/2021	991,640
935,000	4.500%, 11/15/2023	994,862
1,385,000	3.750%, 6/15/2027	1,382,397
1,475,000	6.300%, 4/15/2040	1,765,690
	Woodside Finance, Ltd.
1,825,000	3.650%, 3/5/2025[h]	1,837,413
735,000	3.700%, 3/15/2028[h]	729,349
	WPX Energy, Inc.
1,005,000	7.500%, 8/1/2020	1,092,938

	Total	124,457,420

Financials (3.3%)
	ABN AMRO Bank NV
1,550,000	4.750%, 7/28/2025[h]	1,645,621
	ACE INA Holdings, Inc.
1,115,000	4.350%, 11/3/2045	1,224,553
	AerCap Ireland Capital, Ltd.
760,000	3.750%, 5/15/2019	777,609
760,000	4.625%, 10/30/2020	808,628
1,870,000	5.000%, 10/1/2021	2,017,312

Principal Amount	Long-Term Fixed Income (29.1%)	Value
Financials (3.3%) - continued
$760,000	4.625%, 7/1/2022	$814,360
	Aetna, Inc.
1,500,000	2.800%, 6/15/2023	1,507,537
	Air Lease Corporation
800,000	2.125%, 1/15/2018	800,870
339,000	2.625%, 9/4/2018	341,685
1,870,000	3.375%, 1/15/2019	1,900,968
	Ally Financial, Inc.
960,000	3.750%, 11/18/2019	981,120
2,025,000	4.125%, 3/30/2020	2,085,750
	American Express Credit Corporation
945,000	1.871%, (LIBOR 3M + 0.550%), 3/18/2019[i]	950,689
2,280,000	1.875%, 5/3/2019	2,282,178
	American International Group, Inc.
530,000	3.300%, 3/1/2021	545,983
1,154,000	4.125%, 2/15/2024	1,225,106
2,245,000	3.750%, 7/10/2025	2,317,614
2,085,000	3.900%, 4/1/2026	2,164,258
	Anthem, Inc.
1,870,000	4.625%, 5/15/2042	2,024,874
	Aon plc
577,000	3.875%, 12/15/2025	607,036
	ASP AMC Merger Sub, Inc.
1,340,000	8.000%, 5/15/2025[h]	1,289,750
	Avalonbay Communities, Inc.
1,650,000	3.500%, 11/15/2025	1,690,811
	Banco Santander SA
2,800,000	6.375%, 5/19/2019[k]	2,852,718
	Bank of America Corporation
1,325,000	2.393%, (LIBOR 3M + 1.070%), 3/22/2018[i]	1,330,630
840,000	2.169%, (LIBOR 3M + 0.870%), 4/1/2019[i]	847,556
920,000	2.369%, 7/21/2021	919,899
1,100,000	2.328%, 10/1/2021	1,098,619
1,280,000	3.300%, 1/11/2023	1,310,870
1,490,000	2.881%, 4/24/2023	1,496,031
1,520,000	4.000%, 4/1/2024	1,605,316
4,020,000	4.000%, 1/22/2025	4,158,451
1,825,000	3.093%, 10/1/2025	1,822,860
1,125,000	3.500%, 4/19/2026	1,143,528
2,244,000	4.183%, 11/25/2027	2,324,906
1,550,000	3.824%, 1/20/2028	1,591,105
1,908,000	5.875%, 2/7/2042	2,458,600
	Bank of New York Mellon Corporation
1,930,000	2.500%, 4/15/2021	1,948,861
	Bank of Nova Scotia
1,550,000	2.700%, 3/7/2022	1,564,992
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
530,000	2.850%, 9/8/2021[h]	535,815
	Barclays Bank plc
386,000	10.179%, 6/12/2021[h]	477,927
	Barclays plc
990,000	2.750%, 11/8/2019	1,000,388
2,280,000	3.684%, 1/10/2023	2,337,686
1,544,000	3.650%, 3/16/2025	1,547,235
	BB&T Corporation
560,000	2.019%, (LIBOR 3M + 0.715%), 1/15/2020[i]	563,824
	Berkshire Hathaway Energy Company
1,165,000	4.500%, 2/1/2045	1,259,011
	Berkshire Hathaway, Inc.
965,000	2.750%, 3/15/2023	979,299

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
59

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (29.1%)	Value
Financials (3.3%) - continued
	BPCE SA
$975,000	3.000%, 5/22/2022[h]	$980,386
	Caisse Centrale Desjardins du Quebec
780,000	1.976%, (LIBOR 3M + 0.665%), 1/29/2018[h,i]	781,540
	Capital One Financial Corporation
775,000	2.450%, 4/24/2019	779,677
1,309,000	2.500%, 5/12/2020	1,314,876
1,520,000	3.050%, 3/9/2022	1,536,936
	Capital One NA
1,850,000	2.350%, 1/31/2020	1,859,548
	CBOE Holdings, Inc.
825,000	1.950%, 6/28/2019	824,108
	Centene Escrow Corporation
3,100,000	5.625%, 2/15/2021	3,224,620
	Cigna Corporation
2,950,000	3.050%, 10/15/2027	2,907,358
	CIT Group, Inc.
2,970,000	5.000%, 8/15/2022	3,214,134
	Citigroup, Inc.
700,000	2.074%, (LIBOR 3M + 0.770%), 4/8/2019[i]	704,216
1,900,000	2.094%, (LIBOR 3M + 0.790%), 1/10/2020[i]	1,914,169
1,555,000	2.700%, 3/30/2021	1,571,984
1,675,000	2.750%, 4/25/2022	1,678,976
850,000	4.050%, 7/30/2022	890,248
2,515,000	4.400%, 6/10/2025	2,652,899
1,520,000	3.200%, 10/21/2026	1,497,543
2,244,000	3.668%, 7/24/2028	2,260,664
1,140,000	4.125%, 7/25/2028	1,174,563
	Citizens Bank NA
1,865,000	2.300%, 12/3/2018	1,871,859
1,525,000	2.200%, 5/26/2020	1,524,495
	Commerzbank AG
1,850,000	8.125%, 9/19/2023[h]	2,248,936
	Commonwealth Bank of Australia
1,140,000	2.250%, 3/10/2020[h]	1,145,522
	Compass Bank
1,335,000	2.750%, 9/29/2019	1,343,394
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
1,975,000	3.950%, 11/9/2022	2,072,088
4,488,000	4.625%, 12/1/2023	4,820,989
	Credit Agricole SA
820,000	2.104%, (LIBOR 3M + 0.800%), 4/15/2019[h,i]	827,281
1,200,000	3.375%, 1/10/2022[h]	1,227,353
	Credit Suisse AG
772,000	5.400%, 1/14/2020	825,411
	Credit Suisse Group AG
1,800,000	2.997%, 12/14/2023[h]	1,794,079
	Credit Suisse Group Funding, Ltd.
4,216,000	2.750%, 3/26/2020	4,259,194
1,036,000	3.125%, 12/10/2020	1,056,567
1,544,000	3.750%, 3/26/2025	1,572,206
	DDR Corporation
1,585,000	4.625%, 7/15/2022	1,679,373
	Deutsche Bank AG
2,050,000	2.700%, 7/13/2020	2,057,940
2,300,000	3.375%, 5/12/2021	2,342,571
950,000	4.250%, 10/14/2021	995,368
	Digital Realty Trust LP
1,500,000	3.400%, 10/1/2020	1,546,544

Principal Amount	Long-Term Fixed Income (29.1%)	Value
Financials (3.3%) - continued
	Discover Bank
$1,750,000	8.700%, 11/18/2019	$1,955,224
	Duke Realty, LP
330,000	3.875%, 2/15/2021	343,838
960,000	4.375%, 6/15/2022	1,025,487
	ERP Operating, LP
337,000	3.375%, 6/1/2025	344,155
	European Investment Bank
1,215,000	1.875%, 3/15/2019	1,219,729
	Fifth Third Bancorp
740,000	2.875%, 7/27/2020	753,916
530,000	2.875%, 10/1/2021	539,268
1,200,000	2.600%, 6/15/2022	1,198,870
	Five Corners Funding Trust
1,870,000	4.419%, 11/15/2023[h]	2,025,036
	GE Capital International Funding Company
4,862,000	4.418%, 11/15/2035	5,299,630
	Goldman Sachs Group, Inc.
840,000	2.511%, (LIBOR 3M + 1.200%), 4/30/2018[i]	844,957
620,000	2.415%, (LIBOR 3M + 1.100%), 11/15/2018[i]	625,607
3,970,000	5.375%, 3/15/2020	4,263,331
780,000	2.473%, (LIBOR 3M + 1.160%), 4/23/2020[i]	792,590
2,600,000	5.375%, 5/10/2020[k]	2,693,860
4,613,000	5.250%, 7/27/2021	5,067,641
1,496,000	2.908%, 6/5/2023	1,494,369
2,915,000	3.272%, 9/29/2025	2,916,530
2,600,000	3.691%, 6/5/2028	2,621,689
1,260,000	4.750%, 10/21/2045	1,405,538
	Hartford Financial Services Group, Inc.
3,160,000	5.125%, 4/15/2022	3,502,301
	HBOS plc
1,932,000	6.750%, 5/21/2018[h]	1,989,435
	HCP, Inc.
2,430,000	4.000%, 12/1/2022	2,554,892
660,000	3.400%, 2/1/2025	657,482
	HSBC Bank plc
1,765,000	1.955%, (LIBOR 3M + 0.640%), 5/15/2018[h,i]	1,770,826
	HSBC Holdings plc
2,675,000	3.400%, 3/8/2021	2,757,684
1,475,000	6.875%, 6/1/2021[k]	1,605,906
1,225,000	2.650%, 1/5/2022	1,227,410
1,170,000	3.600%, 5/25/2023	1,217,140
1,460,000	3.900%, 5/25/2026	1,527,420
	Huntington National Bank
1,030,000	2.200%, 11/6/2018	1,033,210
	Icahn Enterprises, LP
1,565,000	6.000%, 8/1/2020	1,615,002
1,045,000	6.750%, 2/1/2024	1,102,475
	ING Capital Funding Trust III
1,015,000	4.896%, (LIBOR 3M + 3.600%), 9/30/2017[i,k]	1,015,000
	ING Groep NV
1,125,000	3.150%, 3/29/2022	1,146,083
	International Lease Finance Corporation
375,000	4.625%, 4/15/2021	398,355
750,000	5.875%, 8/15/2022	839,553
	Intesa Sanpaolo SPA
925,000	3.125%, 7/14/2022[h]	927,007

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
60

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (29.1%)	Value
Financials (3.3%) - continued
	J.P. Morgan Chase & Company
$1,215,000	6.300%, 4/23/2019	$1,296,376
625,000	2.250%, 1/23/2020	628,220
1,615,000	1.996%, (LIBOR 3M + 0.680%), 6/1/2021[i]	1,623,188
900,000	2.295%, 8/15/2021	899,095
1,930,000	4.500%, 1/24/2022	2,090,620
1,158,000	3.200%, 1/25/2023	1,187,231
1,950,000	2.700%, 5/18/2023	1,949,833
825,000	2.543%, (LIBOR 3M + 1.230%), 10/24/2023[i]	843,150
1,320,000	3.625%, 5/13/2024	1,376,189
2,585,000	3.125%, 1/23/2025	2,604,378
1,250,000	3.300%, 4/1/2026	1,253,218
2,240,000	3.882%, 7/24/2038	2,253,578
	KeyBank NA
1,225,000	2.350%, 3/8/2019	1,234,891
	KeyCorp
1,600,000	2.900%, 9/15/2020	1,634,437
	Kimco Realty Corporation
2,992,000	3.300%, 2/1/2025	2,989,065
	Kookmin Bank
1,225,000	1.625%, 8/1/2019[h]	1,207,973
	Liberty Mutual Group, Inc.
760,000	4.950%, 5/1/2022[h]	829,677
	Liberty Property, LP
2,210,000	3.750%, 4/1/2025	2,264,692
	Lincoln National Corporation
750,000	8.750%, 7/1/2019	833,669
	Lloyds Bank plc
885,000	1.841%, (LIBOR 3M + 0.520%), 3/16/2018[i]	886,641
	MassMutual Global Funding
1,230,000	2.750%, 6/22/2024[h]	1,226,234
	MetLife, Inc.
1,300,000	4.050%, 3/1/2045	1,320,689
	Mitsubishi UFJ Financial Group, Inc.
1,200,000	2.190%, 9/13/2021	1,185,197
1,870,000	3.287%, 7/25/2027	1,861,289
	Morgan Stanley
2,625,000	6.625%, 4/1/2018	2,689,133
560,000	2.594%, (LIBOR 3M + 1.280%), 4/25/2018[i]	563,544
780,000	2.457%, (LIBOR 3M + 1.140%), 1/27/2020[i]	792,031
760,000	5.550%, 7/15/2020[k]	791,825
945,000	2.500%, 4/21/2021	947,844
1,900,000	2.625%, 11/17/2021	1,905,667
1,683,000	2.750%, 5/19/2022	1,689,342
670,000	4.875%, 11/1/2022	725,905
1,530,000	4.000%, 7/23/2025	1,612,444
1,925,000	4.350%, 9/8/2026	2,014,498
2,244,000	3.591%, 7/22/2028	2,247,012
	MPT Operating Partnership, LP
2,200,000	6.375%, 3/1/2024	2,373,250
	Nasdaq, Inc.
900,000	3.850%, 6/30/2026	925,609
	National City Corporation
1,966,000	6.875%, 5/15/2019	2,115,411
	National Retail Properties, Inc.
3,650,000	3.500%, 10/15/2027	3,570,933
	New York Life Global Funding
1,120,000	2.300%, 6/10/2022[h]	1,115,440
	Park Aerospace Holdings, Ltd.
3,555,000	5.500%, 2/15/2024[h]	3,732,750

Principal Amount	Long-Term Fixed Income (29.1%)	Value
Financials (3.3%) - continued
	Prudential Financial, Inc.
$530,000	2.350%, 8/15/2019	$533,689
	Quicken Loans, Inc.
3,705,000	5.750%, 5/1/2025[h]	3,890,250
	Realty Income Corporation
1,475,000	4.125%, 10/15/2026	1,526,975
	Regions Bank
344,000	7.500%, 5/15/2018	355,888
	Regions Financial Corporation
1,400,000	2.250%, 9/14/2018	1,405,885
1,158,000	3.200%, 2/8/2021	1,183,140
	Reinsurance Group of America, Inc.
990,000	5.000%, 6/1/2021	1,069,931
	Reliance Standard Life Global Funding II
660,000	2.500%, 4/24/2019[h]	664,073
	Royal Bank of Scotland Group plc
1,870,000	8.625%, 8/15/2021[k]	2,073,363
1,000,000	3.875%, 9/12/2023	1,022,918
	Santander UK Group Holdings plc
1,351,000	2.875%, 10/16/2020	1,369,890
	Santander UK plc
608,000	3.050%, 8/23/2018	615,237
	Simon Property Group, LP
570,000	2.500%, 9/1/2020	576,827
1,400,000	2.750%, 2/1/2023	1,404,866
1,520,000	4.250%, 11/30/2046	1,550,920
	Skandinaviska Enskilda Banken AB
1,025,000	2.375%, 3/25/2019[h]	1,032,502
	Societe Generale SA
1,122,000	4.750%, 11/24/2025[h]	1,187,463
	Standard Chartered plc
2,479,000	2.100%, 8/19/2019[h]	2,475,746
	State Street Corporation
873,000	2.217%, (LIBOR 3M + 0.900%), 8/18/2020[i]	890,769
	Sumitomo Mitsui Banking Corporation
930,000	1.884%, (LIBOR 3M + 0.580%), 1/16/2018[i]	931,265
	Sumitomo Mitsui Financial Group, Inc.
1,280,000	2.784%, 7/12/2022	1,283,170
1,140,000	3.010%, 10/19/2026	1,113,210
	Sumitomo Mitsui Trust Bank, Ltd.
1,825,000	1.950%, 9/19/2019[h]	1,820,730
	SunTrust Banks, Inc.
1,500,000	2.250%, 1/31/2020	1,506,866
	Svenska Handelsbanken AB
1,190,000	1.811%, (LIBOR 3M + 0.490%), 6/17/2019[i]	1,195,491
	Synchrony Financial
1,870,000	3.000%, 8/15/2019	1,900,361
520,000	2.541%, (LIBOR 3M + 1.230%), 2/3/2020[i]	525,190
590,000	4.250%, 8/15/2024	613,371
	Toronto-Dominion Bank
560,000	2.249%, (LIBOR 3M + 0.930%), 12/14/2020[i]	569,911
	UBS Group Funding Jersey, Ltd.
1,870,000	3.000%, 4/15/2021[h]	1,895,317
1,158,000	4.125%, 9/24/2025[h]	1,217,666
	UBS Group Funding Switzerland AG
1,505,000	3.491%, 5/23/2023[h]	1,540,453

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
61

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (29.1%)	Value
Financials (3.3%) - continued
	UnitedHealth Group, Inc.
$340,000	3.350%, 7/15/2022	$354,969
3,450,000	4.625%, 7/15/2035	3,952,164
	USB Realty Corporation
535,000	2.451%, (LIBOR 3M + 1.147%), 1/15/2022h,i,k	468,794
	Ventas Realty, LP
1,550,000	3.100%, 1/15/2023	1,556,881
	Voya Financial, Inc.
542,000	2.900%, 2/15/2018	544,354
2,618,000	3.125%, 7/15/2024	2,582,654
	Wells Fargo & Company
780,000	1.991%, (LIBOR 3M + 0.680%), 1/30/2020i	788,154
1,550,000	2.550%, 12/7/2020	1,567,509
1,680,000	2.625%, 7/22/2022	1,682,759
1,550,000	3.069%, 1/24/2023	1,576,126
1,520,000	3.450%, 2/13/2023	1,556,913
1,320,000	3.000%, 2/19/2025	1,310,233
1,875,000	3.000%, 4/22/2026	1,840,968
1,475,000	3.000%, 10/23/2026	1,439,299
2,680,000	4.900%, 11/17/2045	2,987,653
	Welltower, Inc.
655,000	3.750%, 3/15/2023	681,575
2,535,000	4.000%, 6/1/2025	2,641,885

	Total	332,246,891

Foreign Government (0.1%)
	Argentina Government International Bond
1,110,000	7.500%, 4/22/2026	1,245,975
380,000	6.875%, 1/26/2027	410,400
	Brazil Government International Bond
1,000,000	7.125%, 1/20/2037	1,187,500
1,870,000	5.625%, 2/21/2047[g]	1,888,700
	Export-Import Bank of Korea
765,000	2.250%, 1/21/2020	762,252
	Indonesia Government International Bond
1,870,000	3.850%, 7/18/2027[g,h]	1,921,685
	Kommunalbanken AS
1,270,000	1.500%, 10/22/2019[h]	1,263,254
	Mexico Government International Bond
1,845,000	4.150%, 3/28/2027	1,939,187
	Turkey Government International Bond
2,244,000	5.750%, 5/11/2047	2,206,032

	Total	12,824,985

Mortgage-Backed Securities (8.5%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
47,720,000	3.000%, 10/1/2032[c]	49,030,176
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
82,595,000	4.000%, 10/1/2047[c]	86,937,688
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
5,641,649	1.743%, (LIBOR 12M + 1.550%), 7/1/2043i	5,805,571

Principal Amount	Long-Term Fixed Income (29.1%)	Value
Mortgage-Backed Securities (8.5%) - continued
$5,061,576	2.041%, (LIBOR 12M + 1.540%), 7/1/2043[i]	$5,201,323
3,942,820	2.030%, (LIBOR 12M + 1.530%), 8/1/2043[i]	4,041,990
91,850,000	3.000%, 10/1/2047[c]	92,101,155
331,000,000	3.500%, 10/1/2047[c]	341,098,082
205,070,000	4.000%, 10/1/2047[c]	215,836,175
44,143,000	4.500%, 10/1/2047[c]	47,365,783

	Total	847,417,943

Technology (0.7%)
	Amphenol Corporation
511,000	2.550%, 1/30/2019	514,277
	Apple, Inc.
615,000	1.609%, (LIBOR 3M + 0.300%), 5/6/2020[i]	618,465
925,000	3.000%, 2/9/2024	947,531
2,676,000	3.200%, 5/13/2025	2,746,777
1,500,000	3.200%, 5/11/2027	1,526,511
1,975,000	3.000%, 6/20/2027	1,976,401
1,154,000	4.650%, 2/23/2046	1,310,058
1,875,000	4.250%, 2/9/2047	2,015,495
2,570,000	3.750%, 9/12/2047	2,553,694
	Applied Materials, Inc.
736,000	3.300%, 4/1/2027	749,313
	Avnet, Inc.
1,100,000	3.750%, 12/1/2021	1,123,540
	Baidu, Inc.
1,650,000	3.000%, 6/30/2020	1,672,546
	Cisco Systems, Inc.
825,000	1.816%, (LIBOR 3M + 0.500%), 3/1/2019[i]	830,081
	CommScope Technologies Finance, LLC
2,125,000	6.000%, 6/15/2025[h]	2,271,094
	Diamond 1 Finance Corporation
950,000	3.480%, 6/1/2019[h]	968,173
1,870,000	5.450%, 6/15/2023[h]	2,050,956
579,000	6.020%, 6/15/2026[h]	642,777
760,000	8.350%, 7/15/2046[h]	970,873
	Equinix, Inc.
2,695,000	5.750%, 1/1/2025	2,900,494
	Fidelity National Information Services, Inc.
1,560,000	2.850%, 10/15/2018	1,578,173
842,000	3.625%, 10/15/2020	876,622
	First Data Corporation
1,570,000	5.375%, 8/15/2023[h]	1,642,220
	Hewlett Packard Enterprise Company
507,000	2.450%, 10/5/2017	507,023
760,000	2.850%, 10/5/2018	767,574
910,000	2.100%, 10/4/2019[h]	910,198
760,000	4.400%, 10/15/2022	809,667
	Intel Corporation
320,000	3.100%, 7/29/2022	332,742
925,000	3.700%, 7/29/2025	977,853
1,737,000	4.100%, 5/19/2046	1,821,294
	International Business Machines Corporation
1,544,000	4.700%, 2/19/2046[g]	1,732,865
	Iron Mountain, Inc.
2,740,000	6.000%, 8/15/2023	2,900,975
	Micron Technology, Inc.
4,415,000	7.500%, 9/15/2023	4,906,169

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
62

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (29.1%)	Value
Technology (0.7%) - continued
	Microsoft Corporation
$2,400,000	4.750%, 11/3/2055	$2,825,245
2,400,000	4.200%, 11/3/2035	2,665,902
4,500,000	3.700%, 8/8/2046	4,535,502
1,850,000	4.250%, 2/6/2047	2,044,038
	NetApp, Inc.
1,200,000	2.000%, 9/27/2019	1,199,424
	NXP BV
1,830,000	3.875%, 9/1/2022[h]	1,907,775
	Oracle Corporation
565,000	2.500%, 5/15/2022	572,329
1,544,000	2.400%, 9/15/2023	1,534,687
3,565,000	2.950%, 5/15/2025	3,593,644
	QUALCOMM, Inc.
1,158,000	3.000%, 5/20/2022	1,190,868
748,000	4.300%, 5/20/2047	764,893
	Sensata Technologies UK Financing Company plc
1,555,000	6.250%, 2/15/2026[h]	1,702,725
	Tyco Electronics Group SA
374,000	3.450%, 8/1/2024	386,514
748,000	3.125%, 8/15/2027	745,599
	VMware, Inc.
450,000	2.950%, 8/21/2022	451,511

	Total	74,273,087

Transportation (0.2%)
	Air Canada Pass Through Trust
453,021	3.875%, 3/15/2023[h]	455,286
	American Airlines Pass Through Trust
1,423,682	3.375%, 5/1/2027	1,434,359
	Avis Budget Car Rental, LLC
1,625,000	6.375%, 4/1/2024[g,h]	1,694,063
	Burlington Northern Santa Fe, LLC
1,120,000	5.750%, 5/1/2040	1,425,909
3,220,000	5.050%, 3/1/2041	3,847,258
1,175,000	4.450%, 3/15/2043	1,288,917
1,640,000	3.900%, 8/1/2046[g]	1,689,063
	Continental Airlines, Inc.
646,516	4.150%, 4/11/2024	680,458
	CSX Corporation
532,000	3.700%, 11/1/2023	558,867
	Delta Air Lines, Inc.
244,559	4.950%, 5/23/2019	252,483
830,000	2.875%, 3/13/2020	839,210
	ERAC USA Finance, LLC
294,000	2.800%, 11/1/2018[h]	296,378
	J.B. Hunt Transport Services, Inc.
510,000	3.300%, 8/15/2022	522,529
	Southwest Airlines Company
1,075,000	2.750%, 11/6/2019	1,089,214
	XPO Logistics, Inc.
2,270,000	6.500%, 6/15/2022[h]	2,383,500

	Total	18,457,494

U.S. Government and Agencies (6.2%)
	Federal National Mortgage Association
540,000	6.250%, 5/15/2029	726,843
	Tennessee Valley Authority
520,000	5.250%, 9/15/2039	681,549
	U.S. Treasury Bonds
4,500,000	2.375%, 5/15/2027	4,516,699
8,750,000	2.250%, 8/15/2027	8,686,426
4,750,000	5.250%, 11/15/2028	6,089,649

Principal Amount	Long-Term Fixed Income (29.1%)	Value
U.S. Government and Agencies (6.2%) - continued
$2,975,000	4.375%, 5/15/2040	$3,789,987
69,326,000	2.500%, 5/15/2046	64,378,398
	U.S. Treasury Bonds, TIPS
35,957,948	0.125%, 1/15/2023	35,851,948
136,361	2.375%, 1/15/2025	155,695
32,112,581	0.625%, 1/15/2026	32,526,705
31,972,770	0.375%, 1/15/2027	31,567,017
96,270	2.125%, 2/15/2040	121,000
1,029,192	0.750%, 2/15/2042	992,831
	U.S. Treasury Notes
56,935,000	1.000%, 11/30/2018	56,674,789
14,000,000	0.750%, 2/15/2019	13,872,031
13,600,000	1.000%, 10/15/2019	13,464,531
111,920,000	1.500%, 10/31/2019	111,906,884
63,255,000	1.375%, 9/30/2020	62,773,175
5,000,000	1.375%, 5/31/2021	4,930,859
38,359,000	1.125%, 8/31/2021	37,374,552
1,000,000	2.125%, 9/30/2021	1,011,836
6,400,000	1.875%, 2/28/2022	6,399,750
2,000,000	2.125%, 6/30/2022	2,018,438
33,000,000	1.875%, 7/31/2022	32,917,500
8,105,000	1.625%, 8/15/2022	7,998,939
1,520,000	1.375%, 9/30/2023	1,460,922
12,900,000	2.000%, 4/30/2024	12,795,691
4,700,000	2.125%, 7/31/2024	4,690,637
48,185,000	2.250%, 11/15/2024	48,407,103
2,100,000	2.000%, 11/15/2026	2,045,531
	U.S. Treasury Notes, TIPS
4,441,341	0.125%, 4/15/2021	4,453,138

	Total	615,281,053

Utilities (0.9%)
	American Electric Power Company, Inc.
2,552,000	2.950%, 12/15/2022	2,602,009
	Appalachian Power Company
750,000	3.300%, 6/1/2027	757,088
	Arizona Public Service Company
675,000	2.200%, 1/15/2020	677,511
	Atmos Energy Corporation
785,000	3.000%, 6/15/2027	785,171
	Berkshire Hathaway Energy Company
455,000	2.400%, 2/1/2020	459,143
	Calpine Corporation
1,235,000	5.375%, 1/15/2023[g]	1,202,767
	CMS Energy Corporation
1,140,000	2.950%, 2/15/2027	1,098,803
1,140,000	3.450%, 8/15/2027	1,143,792
	Commonwealth Edison Company
1,300,000	3.700%, 3/1/2045	1,282,932
650,000	4.350%, 11/15/2045	700,554
	Consolidated Edison Company of New York, Inc.
579,000	4.500%, 12/1/2045	640,945
	Consolidated Edison, Inc.
772,000	2.000%, 5/15/2021	764,284
	Dominion Energy, Inc.
1,495,000	2.962%, 7/1/2019	1,516,324
1,496,000	2.579%, 7/1/2020	1,506,316
	DTE Electric Company
965,000	3.700%, 3/15/2045	957,925
1,225,000	3.700%, 6/1/2046	1,202,917
	DTE Energy Company
265,000	2.400%, 12/1/2019	266,430

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
63

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (29.1%)	Value
Utilities (0.9%) - continued
	Duke Energy Corporation
$1,073,000	2.100%, 6/15/2018	$1,076,154
1,520,000	3.750%, 9/1/2046	1,463,296
	Duke Energy Florida, LLC
1,030,000	3.200%, 1/15/2027	1,041,062
	Duke Energy Indiana, LLC
1,550,000	3.750%, 5/15/2046	1,543,342
	Dynegy, Inc.
2,665,000	7.375%, 11/1/2022[g]	2,784,925
	Edison International
1,520,000	2.950%, 3/15/2023	1,538,764
	Emera U.S. Finance, LP
1,175,000	2.150%, 6/15/2019	1,175,349
1,160,000	4.750%, 6/15/2046	1,243,183
	Enbridge Energy Partners, LP
1,840,000	5.875%, 10/15/2025	2,097,538
	Eversource Energy
565,000	1.600%, 1/15/2018	564,970
	Exelon Corporation
825,000	5.100%, 6/15/2045	942,040
1,158,000	4.450%, 4/15/2046	1,211,963
	Exelon Generation Company, LLC
1,077,000	5.200%, 10/1/2019	1,142,118
1,385,000	2.950%, 1/15/2020	1,409,313
	FirstEnergy Corporation
460,000	2.850%, 7/15/2022	460,913
2,645,000	4.850%, 7/15/2047	2,774,167
	ITC Holdings Corporation
294,000	4.050%, 7/1/2023	308,601
760,000	5.300%, 7/1/2043	892,193
	Kinder Morgan Energy Partners, LP
1,870,000	6.500%, 9/1/2039	2,130,211
	MidAmerican Energy Holdings Company
2,316,000	6.500%, 9/15/2037	3,093,392
	Monongahela Power Company
990,000	5.400%, 12/15/2043[h]	1,204,352
	National Rural Utilities Cooperative Finance Corporation
1,500,000	2.300%, 11/1/2020	1,511,784
	NextEra Energy Capital Holdings, Inc.
965,000	2.300%, 4/1/2019	969,832
	NiSource Finance Corporation
748,000	3.490%, 5/15/2027	756,801
2,200,000	5.650%, 2/1/2045	2,667,615
	Northern States Power Company
1,670,000	4.125%, 5/15/2044	1,767,945
	NRG Energy, Inc.
1,100,000	6.625%, 3/15/2023	1,137,125
1,150,000	7.250%, 5/15/2026	1,233,375
	Oncor Electric Delivery Company, LLC
2,992,000	3.750%, 4/1/2045	2,973,742
	Pacific Gas and Electric Company
1,850,000	3.300%, 3/15/2027	1,881,382
1,158,000	4.250%, 3/15/2046	1,245,396
	PG&E Corporation
485,000	2.400%, 3/1/2019	487,471
	PPL Capital Funding, Inc.
508,000	3.500%, 12/1/2022	527,210
748,000	3.400%, 6/1/2023	769,881
1,900,000	5.000%, 3/15/2044	2,131,567
	PPL Electric Utilities Corporation
1,122,000	3.950%, 6/1/2047	1,157,808

Principal Amount	Long-Term Fixed Income (29.1%)	Value

Utilities (0.9%) - continued
	Public Service Electric & Gas Company
$1,900,000	3.000%, 5/15/2027	$1,893,236
	Sempra Energy
1,640,000	6.150%, 6/15/2018	1,689,620
630,000	2.400%, 3/15/2020	632,277
	Southern California Edison Company
375,000	2.400%, 2/1/2022	376,216
1,500,000	4.000%, 4/1/2047	1,579,342
	Southern Company
1,550,000	1.850%, 7/1/2019	1,549,044
1,500,000	2.950%, 7/1/2023	1,507,126
1,870,000	3.250%, 7/1/2026	1,847,814
1,550,000	4.400%, 7/1/2046	1,612,513
	Southern Company Gas Capital Corporation
1,870,000	4.400%, 5/30/2047	1,931,150
	Southwestern Electric Power Company
620,000	3.900%, 4/1/2045	621,592
	Tesoro Logistics, LP
2,460,000	5.250%, 1/15/2025	2,635,275
	Xcel Energy, Inc.
2,250,000	3.350%, 12/1/2026	2,278,235

	Total	89,035,131

	Total Long-Term Fixed Income (cost $2,869,223,755)	2,894,221,485

Shares	Preferred Stock (<0.1%)	Value
Consumer Staples (<0.1%)
11,761	Henkel AG & Company KGaA, 1.620%	1,602,339

	Total	1,602,339

Energy (<0.1%)
25,286	Alpha Natural Resources, Inc., 0.000%[f]	581,578
25,286	ANR Holdings, Inc., 0.000%[f]	156,773

	Total	738,351

	Total Preferred Stock (cost $1,709,343)	2,340,690

Shares	Collateral Held for Securities Loaned (1.0%)	Value
96,922,878	Thrivent Cash Management Trust	96,922,878

	Total Collateral Held for Securities Loaned (cost $96,922,878)	96,922,878

Shares or Principal Amount	Short-Term Investments (11.8%)[m]	Value
	Federal Home Loan Bank Discount Notes
1,300,000	1.020%, 10/6/2017[n]	1,299,857
13,900,000	1.053%, 10/11/2017[n]	13,896,553
2,300,000	1.020%, 10/18/2017[n]	2,298,988
11,400,000	1.030%, 11/3/2017[n]	11,389,866
18,700,000	1.035%, 11/10/2017[n]	18,679,748
10,600,000	1.035%, 11/17/2017[n]	10,586,453
4,900,000	1.040%, 11/28/2017[n]	4,892,243
500,000	1.040%, 12/22/2017[n]	498,830

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
64

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares or Principal Amount	Short-Term Investments (11.8%)[m]	Value
	Thrivent Core Short-Term Reserve Fund
109,768,598	1.340%	$1,097,685,981
	U.S. Treasury Bills
6,750,000	1.100%, 10/5/2017[n]	6,749,593
4,900,000	1.060%, 10/19/2017[n]	4,897,883
2,980,000	1.017%, 12/7/2017[o]	2,974,618
1,200,000	1.003%, 12/21/2017[o]	1,197,339

	Total Short-Term Investments (cost $1,177,040,565)	1,177,047,952

	Total Investments (cost $9,663,975,229) 109.4%	$10,906,191,440

	Other Assets and Liabilities, Net (9.4%)	(937,351,914)

	Total Net Assets 100.0%	$9,968,839,526

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d

Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the Notes to Financial Statements.

e

Denotes payment-in-kind security. The security paid an interest or dividend payment with additional fixed income or equity securities in lieu of, or in addition to a cash payment. The cash rate and/or payment-in-kind rate shown are as of 9/29/2017.

f	Non-income producing security.
g	All or a portion of the security is on loan.
h

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of September 29, 2017, the value of these investments was $272,815,447 or 2.7% of total net assets.

i	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 29, 2017.
j

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 29, 2017.

k	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
l

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
o	At September 29, 2017, $3,394,438 of investments were segregated to cover exposure to a counterparty for margin on open mortgage-backed security transactions.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Moderate Allocation Portfolio as of September 29, 2017 was $117,899,996 or 1.2% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of September 29, 2017.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
65

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Security	Acquisition Date	Cost
ALM Loan Funding CLO, 10/17/2026	4/28/2017	$3,275,000
Angel Oak Mortgage Trust I, LLC, 7/25/2046	8/15/2016	1,164,099
Apidos CLO XVIII, 7/22/2026	4/4/2017	3,200,000
Ares XXXII CLO, Ltd., 11/15/2025	2/3/2017	2,750,000
Babson CLO, Ltd., 10/17/2026	3/10/2017	1,400,000
Betony CLO, Ltd., 4/15/2027	11/17/2016	1,260,000
Birchwood Park CLO, Ltd., 7/15/2026	2/14/2017	1,400,000
BlueMountain CLO, Ltd., 10/15/2026	4/10/2017	2,350,000
Carlyle Global Market Strategies
CLO, Ltd., 10/15/2026	1/27/2017	1,400,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	1,138,149
Cent CLO 22, Ltd., 11/7/2026	11/1/2016	1,400,000
COLT Mortgage Loan Trust, 12/26/2046	12/14/2016	1,994,714
Digicel, Ltd., 4/15/2021	8/18/2014	3,727,373
DRB Prime Student Loan Trust, 10/27/2031	9/30/2016	813,225
DRB Prime Student Loan Trust, 1/25/2040	6/23/2016	2,883,686
DRB Prime Student Loan Trust, 7/25/2031	9/23/2015	768,664
Dryden 34 Senior Loan Fund CLO, 10/15/2026	3/1/2017	1,400,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	53,691
Galaxy XX CLO, Ltd., 7/20/2027	5/20/2015	4,500,000
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/7/2016	1,325,000
Golub Capital Partners CLO 22B, Ltd., 2/20/2027	2/6/2015	2,686,230
Golub Capital Partners CLO 23M, Ltd., 5/5/2027	5/18/2015	1,346,625
Limerock CLO III, LLC, 10/20/2026	1/30/2017	4,500,000
Madison Park Funding XIV, Ltd., 7/20/2026	4/13/2017	3,575,000
Magnetite XII, Ltd., 4/15/2027	11/17/2016	4,425,000
Mountain View CLO, Ltd., 7/15/2027	5/13/2015	4,513,280
Murray Hill Marketplace Trust, 11/25/2022	10/6/2016	865,596
Neuberger Berman CLO XIV, Ltd., 1/28/2030	4/19/2017	2,100,000
Neuberger Berman CLO, Ltd., 4/22/2029	4/27/2017	850,000
NZCG Funding CLO, Ltd., 4/27/2027	3/27/2015	4,500,000
Octagon Investment Partners XX, Ltd., 8/12/2026	4/21/2017	3,250,000
OHA Loan Funding, LLC, 10/20/2026	3/9/2017	4,500,000
OZLM VIII, Ltd., 10/17/2026	5/16/2017	1,300,000
Preston Ridge Partners Mortgage Trust, LLC, 9/25/2022	9/27/2017	7,199,304
Preston Ridge Partners Mortgage Trust, LLC, 1/25/2022	1/24/2017	1,796,392
Pretium Mortgage Credit Partners, LLC, 4/29/2032	3/31/2017	2,724,359
Race Point IX CLO, Ltd., 10/15/2030	8/28/2017	3,000,000
Shackleton, Ltd., 4/15/2027	12/16/2016	4,500,000
Stanwich Mortgage Loan Company, LLC, 3/16/2022	4/6/2017	2,570,680

Security	Acquisition Date	Cost
Sunset Mortgage Loan Company, LLC, 7/16/2047	7/27/2016	$2,238,714
Sunset Mortgage Loan Company, LLC, 6/15/2047	6/15/2017	5,030,925
Sunset Mortgage Loan Company, LLC, 9/18/2045	10/2/2015	943,165
Symphony CLO VIII, Ltd., 1/9/2023	9/15/2014	623,710
Symphony CLO XV, Ltd., 10/17/2026	2/16/2017	4,500,000
Vericrest Opportunity Loan Transferee, 2/25/2055	2/25/2015	610,400
Verus Securitization Trust, 7/25/2047	7/24/2017	3,792,616
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	1,397,900

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation Portfolio as of September 29, 2017:

Securities Lending Transactions
Taxable Debt Security	$24,971,503
Common Stock	68,372,177
Total lending	$93,343,680
Gross amount payable upon return of collateral for securities loaned	$96,922,878
Net amounts due to counterparty	$3,579,198

    Definitions:

ACES	-	Alternative Credit Enhancement Securities
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
G.O.	-	General Obligation
PIK	-	Payment-In-Kind
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.
TIPS	-	Treasury Inflation Protected Security

Reference Rate Index:

12 MTA	-	12 Month Treasury Average
CMT 3M	-	Constant Maturity Treasury Yield 3 Month
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
LIBOR 6M	-	ICE Libor USD Rate 6 Month
LIBOR 12M	-	ICE Libor USD Rate 12 Month

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
66

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 29, 2017, in valuing Moderate Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	9,841,222	–	8,725,172	1,116,050
Capital Goods	11,907,670	–	8,523,401	3,384,269
Communications Services	49,079,158	–	44,493,751	4,585,407
Consumer Cyclical	19,744,581	–	19,324,581	420,000
Consumer Non-Cyclical	21,225,601	–	21,225,601	–
Energy	9,047,512	–	8,224,362	823,150
Financials	9,224,597	–	9,224,597	–
Technology	11,579,366	–	11,579,366	–
Transportation	7,968,774	–	4,972,163	2,996,611
Utilities	9,130,253	–	8,384,228	746,025
Common Stock
Consumer Discretionary	442,484,067	429,606,417	12,877,650	–
Consumer Staples	101,246,367	93,146,220	8,100,147	–
Energy	138,101,568	130,417,767	7,682,474	1,327
Financials	652,875,262	633,540,319	19,334,943	–
Health Care	382,069,114	373,200,470	8,868,644	–
Industrials	440,812,235	426,819,727	13,992,508	–
Information Technology	870,876,863	867,328,171	3,548,692	–
Materials	129,964,995	121,752,249	8,212,737	9
Real Estate	103,871,977	100,408,256	3,463,721	–
Telecommunications Services	24,389,040	18,159,570	6,229,470	–
Utilities	55,947,035	53,775,811	2,171,224	–
Registered Investment Companies
Affiliated Equity Holdings	1,936,710,449	1,936,710,449	–	–
Affiliated Fixed Income Holdings	1,204,752,005	1,204,752,005	–	–
Equity Funds/Exchange Traded Funds	43,689,623	43,689,623	–	–
Fixed Income Funds/Exchange Traded Funds	49,119,101	49,119,101	–	–
Long-Term Fixed Income
Asset-Backed Securities	153,498,085	–	150,498,085	3,000,000
Basic Materials	40,753,285	–	40,753,285	–
Capital Goods	60,416,498	–	60,416,498	–
Collateralized Mortgage Obligations	88,118,180	–	80,918,180	7,200,000
Commercial Mortgage-Backed Securities	92,511,518	–	92,511,518	–
Communications Services	122,044,029	–	122,044,029	–
Consumer Cyclical	85,371,473	–	85,371,473	–
Consumer Non-Cyclical	137,514,413	–	137,514,413	–
Energy	124,457,420	–	124,457,420	–
Financials	332,246,891	–	332,246,891	–
Foreign Government	12,824,985	–	12,824,985	–
Mortgage-Backed Securities	847,417,943	–	847,417,943	–
Technology	74,273,087	–	74,273,087	–
Transportation	18,457,494	–	18,457,494	–
U.S. Government and Agencies	615,281,053	–	615,281,053	–
Utilities	89,035,131	–	89,035,131	–
Preferred Stock
Consumer Staples	1,602,339	–	1,602,339	–
Energy	738,351	–	738,351	–
Short-Term Investments	79,361,971	–	79,361,971	–

Subtotal Investments in Securities	$9,711,582,581	$6,482,426,155	$3,204,883,578	$24,272,848

Other Investments *	Total
Short-Term Investments	1,097,685,981
Collateral Held for Securities Loaned	96,922,878

Subtotal Other Investments	$1,194,608,859

Total Investments at Value	$10,906,191,440

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
67

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2		Level 3
Asset Derivatives
Futures Contracts	14,579,051	14,579,051		–		–

Total Asset Derivatives	$14,579,051	$14,579,051		$–		$–

Liability Derivatives
Futures Contracts	41,868,813	41,868,813		–		–

Total Liability Derivatives	$41,868,813	$41,868,813		$–		$–

There were no significant transfers between Levels during the period ended September 29, 2017. Transfers between Levels are identified as of the end of the period.

The following table presents Moderate Allocation Portfolio’s futures contracts held as of September 29, 2017. Investments and/or cash totaling $74,440,200 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 5-Yr. U.S. Treasury Bond Future	1,797	December 2017	$213,188,730	$211,147,500	($2,041,230)
CBOT U.S. Long Bond	502	December 2017	78,170,732	76,711,875	(1,458,857)
CME Ultra Long Term U.S. Treasury Bond	222	December 2017	37,333,154	36,657,750	(675,404)
ICE mini MSCI EAFE Index	7,864	December 2017	770,377,132	777,906,880	7,529,748
ICE US mini MSCI Emerging Markets Index	715	December 2017	39,057,283	38,942,475	(114,808)
S&P 500 Index Futures	456	December 2017	280,527,005	286,835,400	6,308,395
Total Futures Long Contracts					$9,547,844
CBOT 10-Yr. U.S. Treasury Bond Future	(27)	December 2017	($3,422,164)	($3,383,438)	$38,726
CBOT 2-Yr. U.S. Treasury Note	(1,129)	December 2017	(244,231,015)	(243,528,833)	702,182
CME E-mini NASDAQ 100 Index	(2,881)	December 2017	(341,540,055)	(344,711,650)	(3,171,595)
CME E-mini Russell 2000 Index	(1,645)	December 2017	(115,369,196)	(122,791,025)	(7,421,829)
S&P 400 Index Mini-Futures	(3,345)	December 2017	(573,676,560)	(600,661,650)	(26,985,090)
Total Futures Short Contracts					($36,837,606)
Total Futures Contracts					($27,289,762)

Reference Description:

CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australasia and Far East
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International
S&P	-	Standard & Poor’s

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
68

MODERATE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated portfolios.

A summary of transactions (in thousands) for the fiscal year to date, in Moderate Allocation Portfolio, is as follows:

Portfolio	Value 12/31/2016	Gross Purchases	Gross Sales	Gain/ (Loss)	Unrealized Appreciation/ (Depreciation)	Shares Held at 9/29/2017	Value 9/29/2017	Income Earned 1/1/2017 - 9/29/2017
Small Cap Stock	$81,966	$5,540	$–	$–	$23,078	4,730	$94,403	$310
Mid Cap Stock	297,931	26,322	–	–	97,961	17,030	330,175	1,118
Partner Worldwide Allocation	518,924	12,423	–	–	65,257	58,305	622,664	12,423
Large Cap Value	510,265	22,616	–	–	160,156	31,645	566,323	7,494
Large Cap Stock	277,434	5,869	–	–	88,483	23,384	323,145	3,947
High Yield	169,180	7,155	–	–	4,627	36,944	180,765	7,161
Income	521,696	14,575	–	–	27,695	53,238	549,104	13,357
Limited Maturity Bond	311,125	4,560	–	–	4,288	32,188	317,970	4,559
Cash Management Trust-Collateral Investment	186,669	462,368	552,114	–	–	96,923	96,923	647
Core Short-Term Reserve Fund	1,389,006	1,017,629	1,308,949	–	–	109,769	1,097,686	11,344
Core Emerging Market Debt	–	158,400	–	–	(1,487)	15,866	156,913	263
Total Value and Income Earned	$4,264,196			$–	$470,058		$4,336,071	$62,623

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
69

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Bank Loans (2.3%)[a]	Value
Basic Materials (0.1%)
	Arch Coal, Inc., Term Loan
$760,000	0.000%, (LIBOR 3M + 3.250%), 3/7/2024[b,c]	$762,136
	Big River Steel, LLC, Term Loan
820,000	6.333%, (LIBOR 3M + 5.000%), 8/15/2023[d]	828,200
	Chemours Company, Term Loan
282,479	3.740%, (LIBOR 1M + 2.500%), 5/12/2022	283,891
	Contura Energy, Inc., Term Loan
1,372,550	6.280%, (LIBOR 2M + 5.000%), 3/17/2024	1,350,246
	Ineos Finance, LLC, Term Loan
1,774,560	3.985%, (LIBOR 1M + 2.750%), 3/31/2022	1,786,024
	Tronox Finance, LLC, Term Loan
1,830,000	0.000%, (LIBOR 3M + 3.000%), 9/14/2024[b,c]	1,836,478

	Total	6,846,975

Capital Goods (0.2%)
	Advanced Disposal Services, Inc., Term Loan
954,264	3.947%, (LIBOR 1W + 2.750%), 11/10/2023	959,828
	Berry Plastics Corporation, Term Loan
1,947,713	3.485%, (LIBOR 1M + 2.250%), 2/8/2020	1,953,458
815,000	3.485%, (LIBOR 1M + 2.250%), 1/6/2021	817,241
	Cortes NP Intermediate Holding II Corporation, Term Loan
2,655,000	5.239%, (LIBOR 1M + 4.000%), 11/30/2023	2,673,798
	Sterigenics-Nordion Holdings, LLC, Term Loan
2,864,331	4.235%, (LIBOR 1M + 3.000%), 5/15/2022[d]	2,864,331

	Total	9,268,656

Communications Services (0.7%)
	Atlantic Broadband Penn, LLC, Term Loan
879,939	3.739%, (LIBOR 1M + 2.500%), 11/30/2019	873,709
	Beasley Broadcast Group, Inc., Term Loan
700,981	7.238%, (LIBOR 1M + 6.000%), 11/1/2023	707,991
	Cengage Learning Acquisitions, Term Loan
1,122,684	5.485%, (LIBOR 1M + 4.250%), 6/7/2023	1,032,667
	CenturyLink, Inc., Term Loan
1,700,000	2.750%, (LIBOR 1M + 2.750%), 1/31/2025[b,c]	1,646,450
	Charter Communications Operating, LLC, Term Loan
808,666	3.240%, (LIBOR 1M + 2.000%), 7/1/2020	811,068
798,744	3.240%, (LIBOR 1M + 2.000%), 1/3/2021	800,629

Principal Amount	Bank Loans (2.3%)[a]	Value
Communications Services (0.7%) - continued
	Coral-US Co-Borrower, LLC, Term Loan
$3,380,000	4.735%, (LIBOR 1M + 3.500%), 11/19/2024	$3,341,975
	Frontier Communications Corporation, Term Loan
1,511,213	4.990%, (LIBOR 1M + 3.750%), 6/1/2024	1,432,826
	Hargray Merger Subsidiary Corporation, Term Loan
563,587	4.235%, (LIBOR 1M + 3.000%), 3/24/2024	565,233
	Intelsat Jackson Holdings SA, Term Loan
650,968	4.071%, (LIBOR 3M + 2.750%), 6/30/2019	648,592
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
2,585,000	4.804%, (LIBOR 3M + 3.500%), 1/7/2022[d]	2,404,050
355,000	8.054%, (LIBOR 3M + 6.750%), 7/7/2023[d]	348,787
	LTS Buyer, LLC, Term Loan
1,966,152	4.485%, (LIBOR 1M + 3.250%), 4/13/2020	1,967,391
	McGraw-Hill Global Education Holdings, LLC, Term Loan
1,752,812	5.235%, (LIBOR 1M + 4.000%), 5/4/2022	1,719,316
	NEP/NCP Holdco, Inc., Term Loan
1,736,163	4.485%, (LIBOR 1M + 3.250%), 7/21/2022	1,731,093
96,935	8.231%, (LIBOR 1M + 7.000%), 1/23/2023	97,420
	New LightSquared, Term Loan
404,749	20.134%,PIK 9.97%, (LIBOR 3M + 8.750%), 12/7/2020[e]	378,643
	Raycom TV Broadcasting, LLC, Term Loan
1,140,000	3.987%, (LIBOR 1M + 2.750%), 8/18/2024[d]	1,145,700
	SBA Senior Finance II, LLC, Term Loan
1,798,600	3.490%, (LIBOR 1M + 2.250%), 6/10/2022	1,801,082
	SFR Group SA, Term Loan
643,387	4.061%, (LIBOR 3M + 2.750%), 6/22/2025	640,010
	Sprint Communications, Inc., Term Loan
2,945,200	3.750%, (LIBOR 1M + 2.500%), 2/2/2024	2,947,055
	Syniverse Holdings, Inc., Term Loan
1,506,611	4.333%, (LIBOR 3M + 3.000%), 4/23/2019	1,455,763
	TNS, Inc., Term Loan
1,268,005	5.240%, (LIBOR 1M + 4.000%), 2/15/2020[b,c]	1,269,983
	Univision Communications, Inc., Term Loan
1,866,418	3.985%, (LIBOR 1M + 2.750%), 3/15/2024	1,848,929
	Virgin Media Bristol, LLC, Term Loan
1,475,000	3.984%, (LIBOR 1M + 2.750%), 1/31/2025	1,479,986

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
70

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Bank Loans (2.3%)[a]	Value
Communications Services (0.7%) - continued
	WideOpenWest Finance, LLC, Term Loan
$2,190,000	4.484%, (LIBOR 1M + 3.250%), 8/6/2023	$2,184,525

	Total	35,280,873

Consumer Cyclical (0.3%)
	Amaya Holdings BV, Term Loan
2,847,521	4.833%, (LIBOR 3M + 3.500%), 8/1/2021	2,854,640
	Burlington Coat Factory Warehouse Corporation, Term Loan
1,094,626	3.990%, (LIBOR 1M + 2.750%), 7/29/2021	1,096,684
	Ceridian HCM Holding, Inc., Term Loan
544,647	4.737%, (LIBOR 1M + 3.500%), 9/15/2020	543,966
	Four Seasons Hotels, Ltd., Term Loan
606,942	3.735%, (LIBOR 1M + 2.500%), 11/30/2023	610,924
	Golden Entertainment, Inc., Term Loan
2,065,000	0.000%, (LIBOR 3M + 3.000%), 8/15/2024[b,c]	2,052,094
325,000	0.000%, (LIBOR 3M + 7.000%), 8/15/2025[b,c,d]	325,000
	IMG Worldwide, Inc., Term Loan
633,333	8.490%, (LIBOR 1M + 7.250%), 5/6/2022	639,667
	Mohegan Tribal Gaming Authority, Term Loan
1,513,563	5.235%, (LIBOR 1M + 4.000%), 10/13/2023	1,527,078
	Scientific Games International, Inc., Term Loan
3,140,000	4.514%, (LIBOR 2M + 3.250%), 8/14/2024	3,142,951

	Total	12,793,004

Consumer Non-Cyclical (0.4%)
	Air Medical Group Holdings, Inc., Term Loan
3,142,062	5.237%, (LIBOR 1M + 4.000%), 4/28/2022	3,137,348
	Albertson’s, LLC, Term Loan
839,860	4.330%, (LIBOR 3M + 3.000%), 12/21/2022	808,516
1,523,280	4.317%, (LIBOR 3M + 3.000%), 6/22/2023	1,462,349
	CHS/Community Health Systems, Inc., Term Loan
199,794	4.067%, (LIBOR 3M + 2.750%), 12/31/2019	198,525
1,297,191	4.317%, (LIBOR 3M + 3.000%), 1/27/2021	1,287,839
	Endo Luxembourg Finance Company I SARL., Term Loan
972,563	5.500%, (LIBOR 1M + 4.250%), 4/27/2024	981,072
	JBS USA LUX SA, Term Loan
2,467,600	3.804%, (LIBOR 3M + 2.500%), 10/30/2022	2,436,755

Principal Amount	Bank Loans (2.3%)[a]	Value
Consumer Non-Cyclical (0.4%) - continued
	Ortho-Clinical Diagnostics, Inc., Term Loan
$2,301,532	5.083%, (LIBOR 3M + 3.750%), 6/30/2021	$2,307,056
	Valeant Pharmaceuticals International, Inc., Term Loan
4,754,333	5.990%, (LIBOR 1M + 4.750%), 4/1/2022	4,838,010

	Total	17,457,470

Energy (0.1%)
	Expro Holdings UK 2, Ltd., Term Loan
727,500	6.066%, (LIBOR 3M + 4.750%), 9/2/2021	470,605
	Fieldwood Energy, LLC, Term Loan
879,760	4.208%, (LIBOR 3M + 2.875%), 9/28/2018	804,980
	Houston Fuel Oil Terminal, LLC, Term Loan
1,818,799	4.830%, (LIBOR 3M + 3.500%), 8/19/2021	1,819,945
	MEG Energy Corporation, Term Loan
786,050	4.833%, (LIBOR 3M + 3.500%), 12/31/2023	782,364
	MRC Global US, Inc., Term Loan
585,000	0.000%, (LIBOR 1M + 3.500%), 9/15/2024[b,c,d]	590,850
	Pacific Drilling SA, Term Loan
1,225,600	4.875%, (LIBOR 3M + 3.500%), 6/3/2018	350,068

	Total	4,818,812

Financials (0.1%)
	ASP AMC Merger Sub, Inc., Term Loan
2,079,975	4.833%, (LIBOR 3M + 3.500%), 4/13/2024	2,050,502
	Avolon TLB Borrower 1 (Luxembourg) SARL, Term Loan
1,142,137	3.486%, (LIBOR 1M + 2.250%), 9/20/2020	1,145,850
453,863	3.986%, (LIBOR 1M + 2.750%), 3/20/2022	454,711
	Digicel International Finance, Ltd., Term Loan
325,000	5.070%, (LIBOR 3M + 3.750%), 5/10/2024	325,813
	DJO Finance, LLC, Term Loan
931,000	4.486%, (LIBOR 1M + 3.250%), 6/7/2020	929,445
	MoneyGram International, Inc., Term Loan
1,719,670	4.583%, (LIBOR 3M + 3.250%), 3/28/2020	1,716,454

	Total	6,622,775

Technology (0.2%)
	Dell International, LLC, Term Loan
570,695	3.740%, (LIBOR 1M + 2.500%), 9/7/2023	572,475
	First Data Corporation, Term Loan
1,957,537	3.737%, (LIBOR 1M + 2.500%), 4/26/2024	1,963,488

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
71

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Bank Loans (2.3%)a	Value
Technology (0.2%) - continued
	Harland Clarke Holdings Corporation, Term Loan
$855,619	7.333%, (LIBOR 3M + 6.000%), 12/31/2021	$859,898
957,066	6.833%, (LIBOR 3M + 5.500%), 2/9/2022	961,258
	Micron Technologies, Inc., Term Loan
517,380	3.740%, (LIBOR 1M + 2.500%), 4/26/2022	520,655
	ON Semiconductor Corporation, Term Loan
367,498	3.485%, (LIBOR 1M + 2.250%), 3/31/2023	368,608
	Rackspace Hosting, Inc., Term Loan
1,376,550	4.311%, (LIBOR 3M + 3.000%), 11/3/2023	1,372,765
	RP Crown Parent, LLC, Term Loan
1,215,813	4.735%, (LIBOR 1M + 3.500%), 10/12/2023	1,222,111
	Western Digital Corporation, Term Loan
2,307,563	3.985%, (LIBOR 1M + 2.750%), 4/29/2023	2,319,677
	Xerox Business Services, LLC, Term Loan
1,293,484	5.235%, (LIBOR 1M + 4.000%), 12/7/2023	1,297,532

	Total	11,458,467

Transportation (0.1%)
	Arctic LNG Carriers, Ltd., Term Loan
2,354,100	5.735%, (LIBOR 1M + 4.500%), 5/18/2023	2,370,296
	OSG Bulk Ships, Inc., Term Loan
949,195	5.570%, (LIBOR 3M + 4.250%), 8/5/2019[d]	901,736
	XPO Logistics, Inc., Term Loan
1,240,000	3.554%, (LIBOR 3M + 2.250%), 10/30/2021	1,242,170

	Total	4,514,202

Utilities (0.1%)
	Calpine Corporation, Term Loan
2,078,734	4.090%, (LIBOR 3M + 2.750%), 1/15/2024	2,073,641
	Energy Solutions, LLC, Term Loan
540,000	6.090%, (LIBOR 3M + 4.750%), 5/29/2020[d]	548,100
	HD Supply Waterworks, Term Loan
930,000	4.455%, (LIBOR 6M + 3.000%), 7/21/2024	931,163
	Intergen NV, Term Loan
856,963	5.840%, (LIBOR 3M + 4.500%), 6/13/2020	855,891
	Talen Energy Supply, LLC, Term Loan
765,690	5.235%, (LIBOR 1M + 4.000%), 7/6/2023	745,590

	Total	5,154,385

	Total Bank Loans (cost $115,338,562)	114,215,619

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Asset-Backed Securities (2.1%)
	Access Group, Inc.
$799,499	1.737%, (LIBOR 1M + 0.500%), 2/25/2036, Ser. 2013-1, Class Af,g	$794,248
	ALM Loan Funding CLO
2,250,000	2.444%, (LIBOR 3M + 1.140%), 10/17/2026, Ser. 2014-11A, Class A1R*,g	2,249,984
	AMSR Trust
2,700,000	2.634%, (LIBOR 1M + 1.400%), 11/17/2033, Ser. 2016-SFR1, Class Af,g	2,723,856
	Apidos CLO XVIII
2,225,000	2.433%, (LIBOR 3M + 1.120%), 7/22/2026, Ser. 2014-18A, Class A1R*,g	2,228,066
	Ares XXXII CLO, Ltd.
1,500,000	2.525%, (LIBOR 3M + 1.210%), 11/15/2025, Ser. 2014-32A, Class A1R*,g	1,502,684
	Babson CLO, Ltd.
825,000	2.454%, (LIBOR 3M + 1.150%), 10/17/2026, Ser. 2014-IIA, Class AR*,g	828,093
	Bayview Koitere Fund Trust
1,888,827	4.000%, 11/28/2053, Ser. 2017-SPL3, Class Af	1,966,402
	Betony CLO, Ltd.
750,000	2.654%, (LIBOR 3M + 1.350%), 4/15/2027, Ser. 2015-1A, Class AR*,g	752,858
	Birchwood Park CLO, Ltd.
825,000	2.484%, (LIBOR 3M + 1.180%), 7/15/2026, Ser. 2014-1A, Class AR*,g	828,609
	BlueMountain CLO, Ltd.
1,650,000	2.444%, (LIBOR 3M + 1.140%), 10/15/2026, Ser. 2014-3A, Class A1R*,g	1,654,978
	Carlyle Global Market Strategies CLO, Ltd.
825,000	2.504%, (LIBOR 3M + 1.200%), 10/15/2026, Ser. 2014-4A, Class A1R*,g	830,164
	Cent CLO 16, LP
670,695	2.561%, (LIBOR 3M + 1.250%), 8/1/2024, Ser. 2012- 16A, Class A1AR*,g	670,817
	Cent CLO 22, Ltd.
825,000	2.722%, (LIBOR 3M + 1.410%), 11/7/2026, Ser. 2014-22A, Class A1R*,g	826,752
	Chesapeake Funding II, LLC
846,603	1.880%, 6/15/2028, Ser. 2016-2A, Class A1[f]	847,120
	Commonbond Student Loan Trust
2,968,783	3.320%, 5/25/2040, Ser. 2016-A, Class A1[f]	2,956,176
	DRB Prime Student Loan Trust
512,525	3.170%, 7/25/2031, Ser. 2015-B, Class A2*	520,421
1,501,746	3.137%, (LIBOR 1M + 1.900%), 10/27/2031, Ser. 2015-B, Class A1*,g	1,534,572

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
72

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Asset-Backed Securities (2.1%) - continued
$2,687,594	3.200%, 1/25/2040, Ser. 2015-D, Class A2*	$2,722,581
	Dryden 34 Senior Loan Fund CLO
825,000	2.464%, (LIBOR 3M + 1.160%), 10/15/2026, Ser. 2014-34A, Class AR*,g	829,387
	Earnest Student Loan Program, LLC
1,777,248	3.020%, 5/25/2034, Ser. 2016-B, Class A2[f]	1,786,030
1,401,859	2.680%, 7/25/2035, Ser. 2016-C, Class A2[f]	1,399,376
1,899,219	2.720%, 1/25/2041, Ser. 2016-D, Class A2[f]	1,897,880
	Edlinc Student Loan Funding Trust
580,630	4.190%, (CMT 3M + 3.150%), 10/1/2025, Ser. 2012-A, Class AT*,g	589,557
	Galaxy XX CLO, Ltd.
2,650,000	2.757%, (LIBOR 3M + 1.450%), 7/20/2027, Ser. 2015-20A, Class A*,g	2,659,429
	GoldenTree Loan Opportunities IX, Ltd.
825,000	2.681%, (LIBOR 3M + 1.370%), 10/29/2026, Ser. 2014-9A, Class AR*,g	826,521
	Golub Capital Partners CLO 22B, Ltd.
1,575,000	2.796%, (LIBOR 3M + 1.480%), 2/20/2027, Ser. 2015-22A, Class A1*,g	1,577,248
	Golub Capital Partners CLO 23M, Ltd.
800,000	2.797%, (LIBOR 3M + 1.485%), 5/5/2027, Ser. 2015- 23A, Class A1*,g	800,231
	Lehman XS Trust
2,800,173	5.440%, 8/25/2035, Ser. 2005-2, Class 2A3Bh	2,428,171
	Limerock CLO III, LLC
2,500,000	2.507%, (LIBOR 3M + 1.200%), 10/20/2026, Ser. 2014-3A, Class A1R*,g	2,503,032
	Madison Park Funding XIV, Ltd.
2,450,000	2.427%, (LIBOR 3M + 1.120%), 7/20/2026, Ser. 2014-14A, Class A1R*,g	2,462,169
	Magnetite XII, Ltd.
2,600,000	2.634%, (LIBOR 3M + 1.330%), 4/15/2027, Ser. 2015-12A, Class AR*,g	2,619,484
	Marlette Funding Trust
3,707,997	2.390%, 7/15/2024, Ser. 2017-2A, Class Af	3,711,952
	Morgan Stanley Bank of America Merrill Lynch Trust
3,400,000	3.176%, 8/15/2045, Ser. 2012-C5, Class A4	3,496,150
3,400,000	3.246%, 12/15/2047, Ser. 2014-C19, Class A3	3,459,981
	Morgan Stanley Capital, Inc.
1,695,929	1.387%, (LIBOR 1M + 0.150%), 2/25/2037, Ser. 2007-NC2, Class A2FPg	1,093,024

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Asset-Backed Securities (2.1%) - continued
	Mountain View CLO, Ltd.
$2,625,000	2.764%, (LIBOR 3M + 1.460%), 7/15/2027, Ser. 2015-9A, Class A1A*,g	$2,626,677
	Murray Hill Marketplace Trust
640,480	4.190%, 11/25/2022, Ser. 2016-LC1, Class A*	643,139
	Neuberger Berman CLO XIV, Ltd.
1,400,000	2.564%, (LIBOR 3M + 1.250%), 1/28/2030, Ser. 2013-14A, Class AR*,g	1,411,075
	Neuberger Berman CLO, Ltd.
600,000	2.493%, (LIBOR 3M + 1.180%), 4/22/2029, Ser. 2014-17A, Class AR*,g	601,389
	NZCG Funding CLO, Ltd.
2,650,000	2.867%, (LIBOR 3M + 1.550%), 4/27/2027, Ser. 2015-2A, Class A1*,g	2,651,487
	Octagon Investment Partners XX, Ltd.
2,250,000	2.439%, (LIBOR 3M + 1.130%), 8/12/2026, Ser. 2014-1A, Class AR*,g	2,262,368
	OHA Loan Funding, LLC
2,500,000	2.457%, (LIBOR 3M + 1.150%), 10/20/2026, Ser. 2014-1A, Class A1R*,g	2,508,743
	OneMain Financial Issuance Trust
1,750,000	4.100%, 3/20/2028, Ser. 2016-2A, Class Af	1,780,325
	OZLM VIII, Ltd.
825,000	2.434%, (LIBOR 3M + 1.130%), 10/17/2026, Ser. 2014-8A, Class A1AR*,g	827,675
	Preston Ridge Partners Mortgage Trust, LLC
1,378,911	4.250%, 1/25/2022, Ser. 2017-1A, Class A1*,h	1,382,893
	Race Point IX CLO, Ltd.
2,100,000	2.569%, (LIBOR 3M + 1.210%), 10/15/2030, Ser. 2015-9A, Class A1AR*,d,g	2,100,000
	Renaissance Home Equity Loan Trust
1,915,946	6.011%, 5/25/2036, Ser. 2006-1, Class AF4[h]	1,413,747
2,329,708	5.580%, 11/25/2036, Ser. 2006-3, Class AF2[h]	1,305,716
	Shackleton, Ltd.
2,650,000	2.674%, (LIBOR 3M + 1.370%), 4/15/2027, Ser. 2015-7A, Class AR*,g	2,653,334
	SLM Student Loan Trust
1,644,928	1.637%, (LIBOR 1M + 0.400%), 3/25/2025, Ser. 2010-1, Class Ag	1,626,670
1,136,517	2.284%, (LIBOR 1M + 1.050%), 5/17/2027, Ser. 2013-A, Class A2Bf,g	1,144,085
	SoFi Consumer Loan Program, LLC
943,940	3.260%, 8/25/2025, Ser. 2016-1, Class Af	958,991
2,030,620	2.500%, 5/26/2026, Ser. 2017-4, Class Af	2,029,464
3,000,000	2.140%, 9/25/2026, Ser. 2017-5, Class A1[f]	2,999,322

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
73

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Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Asset-Backed Securities (2.1%) - continued
	SoFi Professional Loan Program, LLC
$935,557	2.420%, 3/25/2030, Ser. 2015-A, Class A2[f]	$936,003
	Stanwich Mortgage Loan Company, LLC
1,915,409	3.598%, 3/16/2022, Ser. 2017-NPA1, Class A1*,h	1,920,195
	Symphony CLO VIII, Ltd.
367,543	2.404%, (LIBOR 3M + 1.100%), 1/9/2023, Ser. 2012- 8A, Class AR*,g	368,147
	Symphony CLO XV, Ltd.
2,500,000	2.484%, (LIBOR 3M + 1.180%), 10/17/2026, Ser. 2014-15A, Class AR*,g	2,509,418
	U.S. Small Business Administration
283,319	3.191%, 3/10/2024, Ser. 2014-10A, Class 1	290,701
	Vericrest Opportunity Loan Transferee
1,661,231	3.500%, 6/26/2045, Ser. 2015-NPL8, Class A1f,h	1,664,266
372,841	3.500%, 2/25/2055, Ser. 2015-NPL4, Class A1*,h	374,046
	Verizon Owner Trust
1,625,000	2.060%, 9/20/2021, Ser. 2017-1A, Class Af	1,629,246
	Voya CLO 3, Ltd.
825,000	2.734%, (LIBOR 3M + 1.420%), 7/25/2026, Ser. 2014-3A, Class A1*,g	825,935

	Total	104,023,060

Basic Materials (0.6%)
	Alcoa Nederland Holding BV
1,605,000	6.750%, 9/30/2024[f]	1,777,537
	Anglo American Capital plc
1,970,000	4.875%, 5/14/2025[f]	2,087,834
	ArcelorMittal SA
1,300,000	6.000%, 3/1/2021	1,426,750
	BWAY Holding Company
1,740,000	5.500%, 4/15/2024[f]	1,816,125
	CF Industries, Inc.
1,800,000	3.450%, 6/1/2023[i]	1,777,500
	Chemours Company
1,435,000	5.375%, 5/15/2027	1,492,400
	First Quantum Minerals, Ltd.
847,000	7.000%, 2/15/2021[f]	871,351
1,165,000	7.500%, 4/1/2025[f]	1,191,213
	Georgia-Pacific, LLC
535,000	2.539%, 11/15/2019[f]	539,300
	Glencore Finance Canada, Ltd.
560,000	6.000%, 11/15/2041[f]	653,890
	Glencore Funding, LLC
395,000	2.364%, (LIBOR 3M + 1.060%), 4/16/2018[f,g]	396,027
560,000	4.125%, 5/30/2023[f]	582,988
725,000	4.000%, 3/27/2027[f,i]	729,090
	International Paper Company
1,420,000	4.350%, 8/15/2048	1,434,945
	Kinross Gold Corporation
1,120,000	5.950%, 3/15/2024	1,243,200
1,000,000	4.500%, 7/15/2027[f]	1,008,750
	Novelis Corporation
670,000	5.875%, 9/30/2026[f]	680,050

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Basic Materials (0.6%) - continued
	Olin Corporation
$2,055,000	5.125%, 9/15/2027	$2,147,475
	Sherwin-Williams Company
1,285,000	3.125%, 6/1/2024	1,290,945
	Steel Dynamics, Inc.
1,430,000	5.000%, 12/15/2026	1,526,525
	Vale Overseas, Ltd.
1,290,000	5.875%, 6/10/2021	1,420,612
840,000	6.250%, 8/10/2026	955,500
840,000	6.875%, 11/10/2039	960,120
	Westlake Chemical Corporation
1,120,000	3.600%, 8/15/2026	1,118,112

	Total	29,128,239

Capital Goods (0.9%)
	AECOM
2,080,000	5.875%, 10/15/2024	2,304,016
	Ashtead Capital, Inc.
1,450,000	4.125%, 8/15/2025[f]	1,493,500
	Bombardier, Inc.
2,055,000	7.500%, 3/15/2025[f]	2,049,862
	Building Materials Corporation of America
1,525,000	6.000%, 10/15/2025[f]	1,663,714
	CEMEX SAB de CV
880,000	6.125%, 5/5/2025[f]	950,400
	Cintas Corporation No. 2
840,000	3.700%, 4/1/2027	876,949
	CNH Industrial Capital, LLC
800,000	4.375%, 11/6/2020	840,000
	CNH Industrial NV
1,100,000	4.500%, 8/15/2023	1,164,900
	Crown Americas Capital Corporation IV
1,450,000	4.500%, 1/15/2023	1,526,125
	Crown Cork & Seal Company, Inc.
1,460,000	7.375%, 12/15/2026	1,715,500
	General Dynamics Corporation
1,400,000	2.375%, 11/15/2024	1,374,311
	General Electric Company
1,422,000	5.000%, 1/21/2021[j]	1,504,049
	L3 Technologies, Inc.
2,456,000	3.950%, 5/28/2024	2,564,380
	Lockheed Martin Corporation
350,000	2.500%, 11/23/2020	355,158
1,136,000	3.600%, 3/1/2035	1,119,202
1,024,000	4.500%, 5/15/2036	1,118,919
284,000	6.150%, 9/1/2036	368,504
	Northrop Grumman Corporation
1,960,000	3.850%, 4/15/2045	1,906,897
	Owens-Brockway Glass Container, Inc.
2,205,000	5.000%, 1/15/2022[f]	2,334,544
	Pentair Finance SA
1,700,000	2.900%, 9/15/2018	1,713,246
	Republic Services, Inc.
850,000	2.900%, 7/1/2026	832,281
	Reynolds Group Issuer, Inc.
2,170,000	5.125%, 7/15/2023[f]	2,264,612
	Roper Industries, Inc.
1,316,000	2.050%, 10/1/2018	1,319,090
	Roper Technologies, Inc.
840,000	2.800%, 12/15/2021	846,853

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
74

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Capital Goods (0.9%) - continued
	Siemens Financieringsmaatschappij NV
$2,255,000	4.200%, 3/16/2047[f]	$2,434,745
	Standard Industries, Inc.
675,000	5.500%, 2/15/2023[f]	714,656
	Textron, Inc.
680,000	5.600%, 12/1/2017	684,140
825,000	7.250%, 10/1/2019	906,392
1,710,000	3.375%, 3/1/2028	1,696,979
	United Rentals North America, Inc.
1,655,000	5.500%, 7/15/2025	1,776,974
	United Technologies Corporation
1,410,000	4.050%, 5/4/2047	1,422,930
	Waste Management, Inc.
260,000	3.125%, 3/1/2025	263,168

	Total	44,106,996

Collateralized Mortgage Obligations (1.3%)
	Alternative Loan Trust
1,255,853	6.000%, 6/25/2036, Ser. 2006-24CB, Class A9	1,078,502
	Angel Oak Mortgage Trust I, LLC
874,618	3.500%, 7/25/2046, Ser. 2016-1, Class A1*	878,157
	Bayview Opportunity Master Fund Trust
2,126,965	4.000%, 6/28/2054, Ser. 2017-SPL2, Class Af	2,216,044
3,479,973	4.000%, 10/28/2064, Ser. 2017-SPL1, Class Af	3,626,250
	BCAP, LLC Trust
1,646,117	1.417%, (LIBOR 1M + 0.180%), 3/25/2037, Ser. 2007-AA1, Class 2A1[g]	1,548,932
	Citigroup Mortgage Loan Trust, Inc.
386,517	5.500%, 11/25/2035, Ser. 2005-9, Class 21A2	382,560
	CitiMortgage Alternative Loan Trust
1,277,100	5.750%, 4/25/2037, Ser. 2007-A4, Class 1A5	1,126,755
	COLT Mortgage Loan Trust
1,449,500	2.800%, 12/26/2046, Ser. 2016-3, Class A1*	1,450,215
3,900,000	2.415%, 10/25/2047, Ser. 2017-2, Class A1Af	3,899,978
	Countrywide Alternative Loan Trust
1,598,500	3.399%, 10/25/2035, Ser. 2005-43, Class 4A1	1,414,680
827,194	6.500%, 8/25/2036, Ser. 2006-23CB, Class 2A3	566,853
240,061	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	231,473
2,600,315	5.500%, 5/25/2037, Ser. 2007-8CB, Class A1	2,258,724
1,738,952	7.000%, 10/25/2037, Ser. 2007-24, Class A10	1,054,172
	Countrywide Home Loans, Inc.
446,765	5.750%, 4/25/2037, Ser. 2007-3, Class A27	389,180
	Deutsche Alt-A Securities Mortgage Loan Trust
343,291	6.000%, 10/25/2021, Ser. 2006-AR5, Class 23A	311,057

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Collateralized Mortgage Obligations (1.3%) - continued
	Federal Home Loan Mortgage Corporation
$5,517,206	3.000%, 4/15/2028, Ser. 4193, Class AIk	$491,911
4,400,075	4.000%, 7/15/2031, Ser.- 4104, Class KIk	486,898
4,265,074	3.000%, 2/15/2033, Ser. 4170, Class IGk	496,079
	Federal National Mortgage Association
8,305,246	3.500%, 1/25/2033, Ser. 2012-150, Class YIk	1,079,918
	Greenpoint Mortgage Funding Trust
1,033,186	1.437%, (LIBOR 1M + 0.200%), 10/25/2045, Ser. 2005-AR4, Class G41Bg	902,169
	IndyMac INDX Mortgage Loan Trust
1,799,658	1.877%, (LIBOR 1M + 0.640%), 7/25/2045, Ser. 2005-16IP, Class A1[g]	1,732,988
	J.P. Morgan Mortgage Trust
110,317	3.558%, 10/25/2036, Ser. 2006-A6, Class 1A2	102,584
2,043,810	1.617%, (LIBOR 1M + 0.380%), 1/25/2037, Ser. 2006-S4, Class A8[g]	1,250,642
2,251,606	6.250%, 8/25/2037, Ser. 2007-S3, Class 1A10	1,741,092
	MASTR Alternative Loans Trust
337,729	6.500%, 7/25/2034, Ser. 2004-6, Class 6A1	341,015
1,438,313	1.687%, (LIBOR 1M + 0.450%), 12/25/2035, Ser. 2005-6, Class 2A1[g]	714,321
	Merrill Lynch Alternative Note Asset Trust
332,362	6.000%, 3/25/2037, Ser. 2007-F1, Class 2A1	282,672
	Preston Ridge Partners Mortgage Trust, LLC
5,400,000	3.470%, 9/25/2022, Ser. 2017-2A, Class A1*,[c,d,h]	5,400,000
	Pretium Mortgage Credit Partners, LLC
1,997,863	3.500%, 4/29/2032, Ser. 2017-NPL1, Class A1*,[h]	2,003,062
2,593,674	3.250%, 8/27/2032, Ser. 2017-NPL4, Class A1[f,h]	2,587,015
	Residential Accredit Loans, Inc. Trust
2,130,600	1.987%, (LIBOR 1M + 0.750%), 6/25/2035, Ser. 2005-QS7, Class A3[g]	1,752,179
524,833	5.750%, 9/25/2035, Ser. 2005-QS13, Class 2A3	512,437
	Residential Asset Securitization Trust
2,704,913	1.617%, (LIBOR 1M + 0.380%), 8/25/2037, Ser. 2007-A8, Class 2A3[g]	741,507
	Sequoia Mortgage Trust
2,035,879	3.559%, 9/20/2046, Ser. 2007-1, Class 4A1	1,695,490

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
75

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Collateralized Mortgage Obligations (1.3%) - continued
	Sunset Mortgage Loan Company, LLC
$538,952	4.459%, 9/18/2045, Ser. 2015-NPL1, Class A*,h	$539,866
3,607,079	3.500%, 6/16/2047, Ser. 2017-NPL1, Class A*,h	3,603,664
1,628,156	3.844%, 7/16/2047, Ser. 2016-NPL1, Class A*,h	1,628,649
	Towd Point Mortgage Trust
2,603,454	2.750%, 10/25/2056, Ser. 2017-1, Class A1[f]	2,616,839
	Verus Securitization Trust
2,479,203	2.853%, 1/25/2047, Ser. 2017-1A, Class A1*,h	2,510,409
3,555,798	2.485%, 7/25/2047, Ser. 2017-2A, Class A1*,h	3,558,486
	WaMu Mortgage Pass Through Certificates
294,119	3.232%, 9/25/2036, Ser. 2006-AR10, Class 1A2	277,827
283,456	3.039%, 10/25/2036, Ser. 2006-AR12, Class 1A1	275,571
1,492,914	2.606%, 1/25/2037, Ser. 2006-AR18, Class 1A1	1,373,151
2,959,807	1.849%, (12 MTA + 0.960%), 9/25/2046, Ser. 2006-AR11, Class 1Ag	2,672,713
	Washington Mutual Mortgage Pass Through Certificates Trust
1,868,896	7.000%, 2/25/2036, Ser. 2006-1, Class 2CB1	1,513,979

	Total	67,318,665

Commercial Mortgage-Backed Securities (1.3%)
	Commercial Mortgage Pass-Through Certificates
2,273,641	2.279%, (LIBOR 1M + 1.050%), 6/8/2030, Ser. 2013- THL, Class A2[f,g]	2,273,639
	Commercial Mortgage Trust
800,000	3.039%, 12/10/2018, Ser. 2013-CR13, Class A2	810,340
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
2,654,014	2.776%, 3/25/2023, Ser. K724, Class A1	2,707,154
8,700,000	3.002%, 1/25/2024, Ser. K725, Class A2	8,952,950
8,350,000	3.430%, 1/25/2027, Ser. K063, Class A2	8,743,624
	Federal National Mortgage Association - ACES
2,829,138	2.416%, 9/25/2026, Ser. 2017-M1, Class A1	2,812,117
2,825,000	2.569%, 12/25/2026, Ser. 2017-M3, Class A2	2,748,144
4,250,000	2.784%, 2/25/2027, Ser. 2017-M2, Class A2	4,234,397
5,000,000	2.961%, 2/25/2027, Ser. 2017-M7, Class A2	5,039,761

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Commercial Mortgage-Backed Securities (1.3%) - continued
	Federal National Mortgage Association Grantor Trust
$5,598,801	2.898%, 6/25/2027, Ser. 2017-T1, Class A	$5,572,351
	GS Mortgage Securities Trust
4,000,000	3.666%, 9/10/2047, Ser. 2104-GC24, Class A4	4,184,159
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
1,526,583	3.507%, 5/15/2045, Ser. 2012-C6, Class A3	1,588,331
205,510	5.990%, 2/12/2049, Ser. 2007-CB19, Class AM	205,909
	JPMBB Commercial Mortgage Securities Trust
2,850,000	3.231%, 1/15/2048, Ser. 2014-C26, Class A3	2,894,537
	SCG Trust
700,000	2.877%, (LIBOR 1M + 1.650%), 11/15/2026, Ser. 2013-SRP1, Class Af,g	686,484
	UBS Commercial Mortgage Trust
5,005,590	3.400%, 5/10/2045, Ser. 2012-C1, Class A3	5,182,933
	Wells Fargo Commercial Mortgage Trust
2,500,000	3.617%, 9/15/2057, Ser. 2015-NXS3, Class A4	2,596,935
2,250,000	3.839%, 9/15/2058, Ser. 2015-LC22, Class A4	2,373,504
	WFRBS Commercial Mortgage Trust
2,800,000	2.870%, 11/15/2045, Ser. 2012-C9, Class A3	2,840,570

	Total	66,447,839

Communications Services (1.8%)
	21st Century Fox America, Inc.
1,140,000	6.900%, 3/1/2019	1,217,531
	Altice Financing SA
1,675,000	6.625%, 2/15/2023[f]	1,775,500
	AMC Networks, Inc.
1,675,000	5.000%, 4/1/2024	1,729,438
	America Movil SAB de CV
829,000	5.000%, 10/16/2019	877,815
	American Tower Corporation
1,280,000	3.300%, 2/15/2021	1,311,307
	AT&T, Inc.
600,000	5.875%, 10/1/2019	644,572
360,000	2.263%, (LIBOR 3M + 0.930%), 6/30/2020[g]	364,874
963,000	3.875%, 8/15/2021	1,007,794
805,000	3.000%, 6/30/2022	812,806
835,000	3.800%, 3/1/2024	858,621
1,988,000	3.900%, 8/14/2027	1,990,244
1,100,000	5.250%, 3/1/2037	1,153,059
3,260,000	4.900%, 8/14/2037	3,298,419
840,000	6.350%, 3/15/2040	974,716
950,000	5.550%, 8/15/2041	1,023,669
1,680,000	5.150%, 3/15/2042	1,697,060
546,000	4.750%, 5/15/2046	525,697
	British Sky Broadcasting Group plc
880,000	2.625%, 9/16/2019[f]	885,882
1,100,000	3.125%, 11/26/2022[f]	1,113,826

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
76

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Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Communications Services (1.8%) - continued
	CCO Holdings, LLC
$2,100,000	5.875%,4/1/2024[f]	$2,228,625
	CenturyLink, Inc.
1,630,000	6.450%,6/15/2021	1,696,064
	Charter Communications Operating, LLC
450,000	6.834%, 10/23/2055	545,942
630,000	3.579%, 7/23/2020	646,629
2,480,000	4.908%, 7/23/2025	2,650,259
1,420,000	6.484%, 10/23/2045	1,668,784
	Clear Channel Worldwide Holdings, Inc.
2,160,000	6.500%, 11/15/2022	2,224,800
	Comcast Corporation
875,000	2.750%, 3/1/2023	884,319
2,190,000	4.400%, 8/15/2035	2,373,300
418,000	4.650%, 7/15/2042	462,475
565,000	4.750%, 3/1/2044	631,240
	Cox Communications, Inc.
568,000	4.600%, 8/15/2047[f]	564,616
	Crown Castle International Corporation
1,183,000	3.400%, 2/15/2021	1,217,714
2,062,000	5.250%, 1/15/2023	2,281,926
1,136,000	3.200%, 9/1/2024	1,130,135
	CSC Holdings, LLC
245,000	5.500%, 4/15/2027[f]	254,800
	Digicel, Ltd.
2,725,000	6.000%, 4/15/2021*	2,659,981
	Discovery Communications, LLC
1,420,000	4.900%, 3/11/2026	1,515,436
2,270,000	5.000%, 9/20/2037	2,306,933
	Gray Television, Inc.
1,690,000	5.875%, 7/15/2026[f]	1,740,700
	Intelsat Jackson Holdings SA
1,590,000	8.000%, 2/15/2024[f]	1,709,250
	Level 3 Communications, Inc.
2,080,000	5.375%, 1/15/2024	2,129,400
	Level 3 Financing, Inc.
700,000	5.375%, 5/1/2025	719,688
	Moody’s Corporation
770,000	2.750%, 12/15/2021	775,842
	Neptune Finco Corporation
1,769,000	10.875%, 10/15/2025[f]	2,186,926
	Nexstar Escrow Corporation
1,700,000	5.625%, 8/1/2024[f]	1,759,500
	Omnicom Group, Inc.
530,000	3.600%, 4/15/2026	534,089
	S&P Global, Inc.
1,024,000	3.300%,8/14/2020	1,050,248
	SES Global Americas Holdings GP
620,000	2.500%, 3/25/2019[f]	618,366
	SFR Group SA
2,455,000	6.000%, 5/15/2022[f]	2,565,475
	Sprint Communications, Inc.
1,485,000	6.000%, 11/15/2022	1,599,642
	Sprint Corporation
1,405,000	7.625%, 2/15/2025	1,615,750
	Telefonica Emisiones SAU
858,000	3.192%, 4/27/2018	864,944
	Time Warner Entertainment Company, LP
1,341,000	8.375%, 3/15/2023	1,665,813
	Time Warner, Inc.
560,000	3.600%, 7/15/2025	561,803

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Communications Services (1.8%) - continued
$780,000	6.250%, 3/29/2041	$933,953
	T-Mobile USA, Inc.
2,520,000	6.125%, 1/15/2022	2,620,800
	Verizon Communications, Inc.
2,304,000	5.150%, 9/15/2023	2,584,811
1,701,000	3.376%, 2/15/2025[f]	1,709,744
859,000	4.272%, 1/15/2036	843,497
2,272,000	4.862%, 8/21/2046	2,312,107
1,796,000	4.522%, 9/15/2048	1,736,943
	Viacom, Inc.
560,000	4.250%, 9/1/2023	575,239
840,000	5.850%, 9/1/2043	862,826
	Virgin Media Secured Finance plc
1,725,000	5.250%, 1/15/2026[f]	1,796,156

	Total	89,280,320

Consumer Cyclical (1.2%)
	Amazon.com, Inc.
710,000	3.150%, 8/22/2027[f]	712,731
1,420,000	3.875%, 8/22/2037[f]	1,434,803
852,000	4.050%, 8/22/2047[f]	861,469
	American Honda Finance Corporation
1,075,000	2.000%, 2/14/2020	1,076,626
	Automatic Data Processing, Inc.
375,000	3.375%, 9/15/2025	388,669
	Cinemark USA, Inc.
2,695,000	4.875%, 6/1/2023	2,721,950
	CVS Health Corporation
235,000	2.250%, 8/12/2019	236,109
3,370,000	4.875%, 7/20/2035	3,734,044
1,435,000	5.125%, 7/20/2045	1,649,390
	Daimler Finance North America, LLC
1,120,000	1.931%, (LIBOR 3M + 0.620%), 10/30/2019[f,g]	1,125,617
	Delphi Automotive plc
1,280,000	3.150%, 11/19/2020	1,309,391
	Ford Motor Credit Company, LLC
950,000	2.551%, 10/5/2018	956,108
1,000,000	2.943%, 1/8/2019	1,011,183
1,060,000	2.262%, 3/28/2019	1,063,597
100,000	8.125%, 1/15/2020	112,613
560,000	2.459%, 3/27/2020	560,350
420,000	3.200%, 1/15/2021	428,366
820,000	2.601%,(LIBOR 3M + 1.270%), 3/28/2022[g]	825,199
	General Motors Company
1,420,000	5.150%, 4/1/2038	1,455,246
	General Motors Financial Company, Inc.
425,000	2.234%, (LIBOR 3M + 0.930%), 4/13/2020[g]	427,232
770,000	3.700%,11/24/2020	797,010
512,000	4.200%, 3/1/2021	536,552
1,250,000	3.150%, 6/30/2022	1,259,601
560,000	3.950%, 4/13/2024	573,336
1,240,000	4.300%, 7/13/2025	1,279,844
	Home Depot, Inc.
1,215,000	3.000%, 4/1/2026	1,218,764
1,330,000	5.400%, 9/15/2040	1,644,048
840,000	4.250%, 4/1/2046	905,471
1,400,000	3.900%, 6/15/2047	1,425,502
	Hyundai Capital America
418,000	2.400%, 10/30/2018[f]	419,502
768,000	3.000%, 10/30/2020[f]	772,108

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
77

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Consumer Cyclical (1.2%) - continued
	Jaguar Land Rover Automotive plc
$1,500,000	5.625%, 2/1/2023[f]	$1,558,125
	KB Home
1,141,000	4.750%, 5/15/2019	1,173,804
	L Brands, Inc.
1,500,000	5.625%, 2/15/2022	1,601,100
	Landry’s, Inc.
1,600,000	6.750%, 10/15/2024[f]	1,618,000
	Lear Corporation
1,200,000	5.250%, 1/15/2025	1,282,552
	Lennar Corporation
1,485,000	4.875%, 12/15/2023	1,570,388
840,000	4.500%, 4/30/2024	865,015
	Live Nation Entertainment, Inc.
3,170,000	5.375%, 6/15/2022[f]	3,296,800
	McDonald’s Corporation
730,000	2.750%, 12/9/2020	743,646
1,120,000	2.625%, 1/15/2022	1,127,756
	MGM Resorts International
2,115,000	6.000%, 3/15/2023	2,331,787
	New Red Finance, Inc.
1,750,000	4.250%, 5/15/2024[f]	1,756,563
	Nissan Motor Acceptance Corporation
840,000	2.150%, 9/28/2020[f]	840,797
	Prime Security Services Borrower, LLC
2,340,000	9.250%, 5/15/2023[f]	2,582,330
	Six Flags Entertainment Corporation
2,790,000	4.875%, 7/31/2024[f]	2,838,825
	Toll Brothers Finance Corporation
580,000	8.910%, 10/15/2017	581,757
432,000	4.000%, 12/31/2018	439,020
	Wal-Mart Stores, Inc.
887,000	6.200%, 4/15/2038	1,204,685
1,120,000	5.625%, 4/15/2041	1,451,961
	West Corporation
1,175,000	5.375%, 7/15/2022[f]	1,186,750

	Total	62,974,092

Consumer Non-Cyclical (1.9%)
	Abbott Laboratories
1,440,000	2.900%, 11/30/2021	1,464,480
700,000	3.400%, 11/30/2023	720,565
2,250,000	4.750%, 11/30/2036	2,478,312
1,130,000	4.900%, 11/30/2046	1,261,391
	AbbVie, Inc.
2,070,000	2.500%, 5/14/2020	2,094,490
1,320,000	3.600%, 5/14/2025	1,368,071
1,395,000	4.450%, 5/14/2046	1,467,480
	Actavis Funding SCS
900,000	3.850%, 6/15/2024	938,605
1,620,000	4.550%, 3/15/2035	1,727,642
840,000	4.850%, 6/15/2044	919,230
	Altria Group, Inc.
560,000	2.850%, 8/9/2022	571,677
700,000	2.625%, 9/16/2026	673,614
	Amgen, Inc.
1,680,000	2.200%, 5/11/2020	1,684,958
512,000	2.700%, 5/1/2022	514,485
475,000	3.125%, 5/1/2025	478,263
	Anheuser-Busch InBev Finance, Inc.
550,000	2.571%, (LIBOR 3M + 1.260%), 2/1/2021[g]	568,457
2,839,000	3.650%,2/1/2026	2,935,881

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Consumer Non-Cyclical (1.9%) - continued
$2,240,000	4.700%, 2/1/2036	$2,479,550
1,320,000	4.900%, 2/1/2046	1,502,272
	Anheuser-Busch InBev Worldwide, Inc.
536,000	3.750%, 1/15/2022	566,759
	BAT Capital Corporation
568,000	2.297%, 8/14/2020[f]	569,690
852,000	3.222%, 8/15/2024[f]	853,752
825,000	3.557%, 8/15/2027[f]	827,510
1,136,000	4.540%, 8/15/2047[f]	1,168,173
	BAT International Finance plc
480,000	1.830%, (LIBOR 3M + 0.510%), 6/15/2018[f,g]	480,772
	Bayer U.S. Finance, LLC
840,000	3.375%, 10/8/2024[f]	854,970
	Becton, Dickinson and Company
1,214,000	3.734%, 12/15/2024	1,239,635
840,000	4.669%, 6/6/2047	880,725
	Boston Scientific Corporation
435,000	6.000%, 1/15/2020	472,136
525,000	3.850%, 5/15/2025	544,891
840,000	7.375%, 1/15/2040	1,125,790
	Bunge Limited Finance Corporation
762,000	8.500%, 6/15/2019	841,550
580,000	3.500%, 11/24/2020	596,866
	Cardinal Health, Inc.
560,000	3.079%, 6/15/2024	563,677
1,120,000	3.410%, 6/15/2027	1,123,345
	Celgene Corporation
2,285,000	2.875%, 8/15/2020	2,331,982
260,000	3.550%, 8/15/2022	272,569
	Church & Dwight Company, Inc.
310,000	2.450%, 12/15/2019	312,832
	Clorox Company
1,680,000	3.100%, 10/1/2027	1,671,158
	EMD Finance, LLC
1,128,000	2.950%, 3/19/2022[f]	1,146,178
	Energizer Holdings, Inc.
1,900,000	5.500%, 6/15/2025[f]	1,999,750
	Envision Healthcare Corporation
2,205,000	5.125%, 7/1/2022[f]	2,287,687
	Express Scripts Holding Company
560,000	3.000%, 7/15/2023	561,586
1,240,000	4.500%, 2/25/2026	1,326,082
223,000	3.400%, 3/1/2027	219,747
1,705,000	4.800%, 7/15/2046	1,799,335
	Forest Laboratories, LLC
300,000	4.875%, 2/15/2021[f]	322,091
	Gilead Sciences, Inc.
560,000	2.950%, 3/1/2027[i]	554,561
	H. J. Heinz Company
1,000,000	3.500%, 7/15/2022	1,034,617
	HCA, Inc.
1,070,000	5.250%, 6/15/2026	1,152,925
1,105,000	4.500%, 2/15/2027	1,129,863
	Imperial Tobacco Finance plc
1,250,000	2.950%, 7/21/2020[f]	1,268,740
	JBS USA, LLC
1,450,000	5.750%, 6/15/2025[f]	1,444,562
	Kimberly-Clark Corporation
1,410,000	3.900%, 5/4/2047	1,452,232
	Kraft Foods Group, Inc.
1,056,000	5.000%, 6/4/2042	1,130,470
	Kroger Company
710,000	2.800%, 8/1/2022	711,719

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
78

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Consumer Non-Cyclical (1.9%) - continued
	Laboratory Corporation of America Holdings
$360,000	2.625%, 2/1/2020	$363,782
	McKesson Corporation
650,000	4.883%, 3/15/2044	721,053
	Mead Johnson Nutrition Company
512,000	3.000%, 11/15/2020	525,902
	Medtronic, Inc.
4,070,000	4.375%, 3/15/2035	4,478,194
560,000	4.625%, 3/15/2045	637,008
	Merck & Company, Inc.
385,000	1.684%, (LIBOR 3M + 0.375%), 2/10/2020[g]	387,236
260,000	3.700%, 2/10/2045	263,770
	Molson Coors Brewing Company
980,000	2.250%, 3/15/2020[f]	979,231
	Mondelez International Holdings
	Netherlands BV
1,200,000	2.000%, 10/28/2021[f]	1,177,437
	Mondelez International, Inc.
418,000	1.831%, (LIBOR 3M + 0.520%), 2/1/2019[g]	418,919
	Mylan NV
1,020,000	3.000%, 12/15/2018	1,031,440
260,000	3.150%, 6/15/2021	264,495
580,000	5.250%, 6/15/2046	628,805
	Newell Rubbermaid, Inc.
748,000	5.500%, 4/1/2046	884,253
	PepsiCo, Inc.
1,032,000	2.850%, 2/24/2026	1,026,536
	Reynolds American, Inc.
1,563,000	5.700%, 8/15/2035	1,832,169
	Roche Holdings, Inc.
768,000	4.000%, 11/28/2044[f]	800,705
	Shire Acquisitions Investments Ireland Designated Activity Company
1,680,000	2.400%, 9/23/2021	1,673,701
1,680,000	3.200%, 9/23/2026	1,655,487
	Smithfield Foods, Inc.
1,320,000	2.700%, 1/31/2020[f]	1,323,862
	Teleflex, Inc.
560,000	4.875%, 6/1/2026	581,000
	Tenet Healthcare Corporation
2,285,000	8.125%, 4/1/2022	2,324,987
	Teva Pharmaceutical Finance Company, LLC
1,410,000	6.150%, 2/1/2036[i]	1,527,222
	Teva Pharmaceutical Finance Netherlands III BV
2,840,000	3.150%, 10/1/2026[i]	2,617,155
	Thermo Fisher Scientific, Inc.
396,000	3.000%, 4/15/2023	402,410
	TreeHouse Foods, Inc.
760,000	4.875%, 3/15/2022	785,650
	Tyson Foods, Inc.
560,000	3.550%, 6/2/2027	566,193
	VRX Escrow Corporation
3,245,000	6.125%, 4/15/2025[f]	2,847,487
	Zoetis, Inc.
1,870,000	4.700%, 2/1/2043	2,068,359

	Total	97,484,798

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Energy (1.8%)
	Anadarko Petroleum Corporation
$1,680,000	4.850%, 3/15/2021	$1,781,250
1,120,000	5.550%, 3/15/2026[i]	1,248,694
	Antero Resources Corporation
1,775,000	5.125%, 12/1/2022	1,814,938
	BP Capital Markets plc
1,003,000	3.062%, 3/17/2022	1,030,431
1,560,000	3.535%, 11/4/2024	1,608,891
285,000	3.119%, 5/4/2026	284,784
1,960,000	3.279%, 9/19/2027	1,956,229
	Buckeye Partners, LP
846,000	2.650%, 11/15/2018	849,440
	Canadian Natural Resources, Ltd.
1,005,000	3.450%, 11/15/2021	1,036,307
560,000	6.250%, 3/15/2038	672,109
530,000	4.950%, 6/1/2047	555,391
	Canadian Oil Sands, Ltd.
750,000	9.400%, 9/1/2021[f]	915,820
	Cenovus Energy, Inc.
1,120,000	3.800%, 9/15/2023	1,125,234
	Cheniere Corpus Christi Holdings, LLC
1,635,000	5.875%, 3/31/2025	1,759,669
	Cheniere Energy Partners, LP
1,810,000	5.250%, 10/1/2025[f]	1,850,725
	Cimarex Energy Company
840,000	4.375%, 6/1/2024	888,351
	Columbia Pipeline Group, Inc.
995,000	2.450%, 6/1/2018	998,412
	Concho Resources, Inc.
715,000	4.375%, 1/15/2025	752,538
	ConocoPhillips
1,400,000	6.500%, 2/1/2039	1,875,048
	Continental Resources, Inc.
1,400,000	5.000%, 9/15/2022	1,422,750
	Devon Energy Corporation
765,000	3.250%, 5/15/2022[i]	773,839
	El Paso Pipeline Partners Operating Company, LLC
840,000	4.300%, 5/1/2024	873,856
	Enbridge, Inc.
975,000	2.900%, 7/15/2022	980,418
	Encana Corporation
230,000	3.900%, 11/15/2021	236,958
1,136,000	6.625%, 8/15/2037	1,321,139
1,420,000	6.500%, 2/1/2038	1,680,074
	Energy Transfer Equity, LP
1,450,000	5.500%, 6/1/2027	1,526,125
	Energy Transfer Partners, LP
1,120,000	4.650%, 6/1/2021	1,190,091
765,000	4.900%, 3/15/2035	759,844
	Energy Transfer, LP
600,000	5.150%, 2/1/2043	584,943
	EnLink Midstream Partners, LP
575,000	4.150%, 6/1/2025	580,382
420,000	4.850%, 7/15/2026	439,319
	Enterprise Products Operating, LLC
758,000	5.100%, 2/15/2045	844,137
	EQT Corporation
500,000	5.150%, 3/1/2018	505,916
754,000	8.125%, 6/1/2019	827,293
725,000	3.000%, 10/1/2022[c]	726,125
560,000	3.900%, 10/1/2027[c]	559,852
	Exxon Mobil Corporation
420,000	4.114%,3/1/2046	453,528

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
79

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Energy (1.8%) - continued
	Kinder Morgan Energy Partners, LP
$765,000	3.500%, 3/1/2021	$783,777
	Magellan Midstream Partners, LP
750,000	5.000%, 3/1/2026	834,186
	Marathon Oil Corporation
840,000	2.700%, 6/1/2020	839,833
1,960,000	6.600%, 10/1/2037	2,253,865
	Marathon Petroleum Corporation
375,000	3.400%, 12/15/2020	386,928
1,136,000	6.500%, 3/1/2041	1,366,302
1,153,000	4.750%, 9/15/2044	1,146,389
	MPLX, LP
1,680,000	4.875%, 6/1/2025	1,800,912
850,000	4.125%, 3/1/2027	865,098
	Newfield Exploration Company
1,960,000	5.625%, 7/1/2024	2,102,100
	Noble Energy, Inc.
724,000	5.625%, 5/1/2021	745,720
	ONEOK, Inc.
1,700,000	7.500%, 9/1/2023	2,034,543
850,000	4.000%, 7/13/2027	860,176
	PBF Holding Company, LLC
1,355,000	7.250%, 6/15/2025[f]	1,385,488
	Petrobras Global Finance BV
340,000	8.375%, 5/23/2021	393,253
1,400,000	6.250%, 3/17/2024	1,495,900
	Petroleos Mexicanos
1,680,000	6.000%, 3/5/2020	1,805,160
368,000	2.378%, 4/15/2025	370,394
790,000	6.750%, 9/21/2047	840,481
	Pioneer Natural Resources Company
500,000	4.450%, 1/15/2026	532,911
	Plains All American Pipeline, LP
1,300,000	5.000%, 2/1/2021	1,366,937
	Regency Energy Partners, LP
1,120,000	5.875%, 3/1/2022	1,239,384
1,450,000	5.000%, 10/1/2022	1,565,696
	Rice Energy, Inc.
1,790,000	6.250%, 5/1/2022	1,870,550
	Rowan Companies, Inc.
220,000	7.375%, 6/15/2025	215,050
	Sabine Pass Liquefaction, LLC
840,000	6.250%, 3/15/2022	944,547
1,000,000	5.625%, 4/15/2023	1,108,016
1,140,000	5.750%, 5/15/2024	1,269,977
1,440,000	5.625%, 3/1/2025	1,588,008
	Schlumberger Holdings Corporation
375,000	3.000%, 12/21/2020[f]	383,980
700,000	4.000%, 12/21/2025[f]	733,389
	Shell International Finance BV
360,000	1.759%, (LIBOR 3M + 0.450%), 5/11/2020[g]	363,080
	Southwestern Energy Company
1,860,000	7.500%, 4/1/2026	1,932,075
	Suncor Energy, Inc.
780,000	3.600%, 12/1/2024	803,599
	Sunoco Logistics Partners Operations, LP
450,000	4.400%, 4/1/2021	474,643
	Targa Resources Partners, LP
525,000	5.250%, 5/1/2023	535,500
	Tesoro Corporation
3,755,000	4.750%, 12/15/2023[f]	4,050,600
	Weatherford International, Ltd.
2,120,000	8.250%, 6/15/2023[i]	2,183,600

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Energy (1.8%) - continued
	Western Gas Partners, LP
$1,120,000	4.000%, 7/1/2022	$1,158,446
	Williams Partners, LP
700,000	4.000%, 11/15/2021	730,682
710,000	4.500%, 11/15/2023	755,456
1,050,000	3.750%, 6/15/2027	1,048,027
1,120,000	6.300%, 4/15/2040	1,340,727
	Woodside Finance, Ltd.
1,400,000	3.650%, 3/5/2025[f]	1,409,522
565,000	3.700%, 3/15/2028[f]	560,656

	Total	91,766,413

Financials (4.8%)
	ABN AMRO Bank NV
1,050,000	4.750%, 7/28/2025[f]	1,114,776
	ACE INA Holdings, Inc.
737,000	4.350%, 11/3/2045	809,413
	AerCap Ireland Capital, Ltd.
550,000	3.750%, 5/15/2019	562,743
560,000	4.625%, 10/30/2020	595,831
1,420,000	5.000%, 10/1/2021	1,531,863
560,000	4.625%, 7/1/2022	600,055
	Aetna, Inc.
1,100,000	2.800%, 6/15/2023	1,105,527
	Air Lease Corporation
625,000	2.125%, 1/15/2018	625,679
198,000	2.625%, 9/4/2018	199,568
1,400,000	3.375%, 1/15/2019	1,423,184
	Ally Financial, Inc.
960,000	3.750%, 11/18/2019	981,120
1,050,000	4.125%, 3/30/2020	1,081,500
	American Express Credit Corporation
590,000	1.871%, (LIBOR 3M + 0.550%), 3/18/2019[g]	593,552
1,692,000	1.875%, 5/3/2019	1,693,616
	American International Group, Inc.
320,000	3.300%, 3/1/2021	329,650
768,000	4.125%, 2/15/2024	815,322
1,705,000	3.750%, 7/10/2025	1,760,148
1,560,000	3.900%, 4/1/2026	1,619,301
	Anthem, Inc.
1,400,000	4.625%, 5/15/2042	1,515,949
	Aon plc
384,000	3.875%, 12/15/2025	403,989
	ASP AMC Merger Sub, Inc.
960,000	8.000%, 5/15/2025[f]	924,000
	Avalonbay Communities, Inc.
1,125,000	3.500%, 11/15/2025	1,152,826
	Banco Santander SA
2,200,000	6.375%, 5/19/2019[j]	2,241,422
	Bank of America Corporation
800,000	2.393%, (LIBOR 3M + 1.070%), 3/22/2018[g]	803,399
500,000	2.169%, (LIBOR 3M + 0.870%), 4/1/2019[g]	504,498
705,000	2.369%, 7/21/2021	704,923
850,000	2.328%, 10/1/2021	848,933
1,065,000	3.300%, 1/11/2023	1,090,685
1,130,000	2.881%, 4/24/2023	1,134,574
1,056,000	4.000%, 4/1/2024	1,115,272
3,080,000	4.000%, 1/22/2025	3,186,077
1,400,000	3.093%, 10/1/2025	1,398,359
795,000	3.500%, 4/19/2026	808,093
1,704,000	4.183%, 11/25/2027	1,765,437
1,160,000	3.824%, 1/20/2028	1,190,762

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
80

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Financials (4.8%) - continued
$1,322,000	5.875%, 2/7/2042	$1,703,495
	Bank of New York Mellon Corporation
1,280,000	2.500%, 4/15/2021	1,292,509
	Bank of Nova Scotia
1,200,000	2.700%, 3/7/2022	1,211,607
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
315,000	2.850%, 9/8/2021[f]	318,456
	Barclays Bank plc
264,000	10.179%, 6/12/2021[f]	326,872
	Barclays plc
780,000	2.750%, 11/8/2019	788,185
1,680,000	3.684%, 1/10/2023	1,722,505
1,039,000	3.650%, 3/16/2025	1,041,177
	BB&T Corporation
325,000	2.019%, (LIBOR 3M + 0.715%), 1/15/2020[g]	327,219
	Berkshire Hathaway Energy Company
900,000	4.500%, 2/1/2045	972,626
	Berkshire Hathaway, Inc.
640,000	2.750%, 3/15/2023	649,484
	BPCE SA
725,000	3.000%, 5/22/2022[f]	729,005
	Caisse Centrale Desjardins du Quebec
455,000	1.976%, (LIBOR 3M + 0.665%), 1/29/2018[f,g]	455,898
	Capital One Financial Corporation
605,000	2.450%, 4/24/2019	608,651
980,000	2.500%, 5/12/2020	984,399
1,120,000	3.050%, 3/9/2022	1,132,479
	Capital One NA
1,405,000	2.350%, 1/31/2020	1,412,251
	CBOE Holdings, Inc.
630,000	1.950%, 6/28/2019	629,319
	Centene Escrow Corporation
2,100,000	5.625%, 2/15/2021	2,184,420
	Cigna Corporation
2,260,000	3.050%, 10/15/2027	2,227,332
	CIT Group, Inc.
2,075,000	5.000%, 8/15/2022	2,245,565
	Citigroup, Inc.
415,000	2.074%, (LIBOR 3M + 0.770%), 4/8/2019[g]	417,499
1,400,000	2.094%, (LIBOR 3M + 0.790%), 1/10/2020[g]	1,410,440
1,075,000	2.700%, 3/30/2021	1,086,742
1,275,000	2.750%, 4/25/2022	1,278,026
690,000	4.050%, 7/30/2022	722,672
1,990,000	4.400%, 6/10/2025	2,099,113
1,120,000	3.200%, 10/21/2026	1,103,452
1,704,000	3.668%, 7/24/2028	1,716,654
840,000	4.125%, 7/25/2028	865,468
	Citizens Bank NA
1,220,000	2.300%, 12/3/2018	1,224,487
1,165,000	2.200%, 5/26/2020	1,164,614
	Commerzbank AG
1,400,000	8.125%, 9/19/2023[f]	1,701,897
	Commonwealth Bank of Australia
840,000	2.250%, 3/10/2020[f]	844,069
	Compass Bank
1,060,000	2.750%, 9/29/2019	1,066,665
	Cooperatieve Centrale Raiffeisen - Boerenleenbank BA
1,560,000	3.950%, 11/9/2022	1,636,687
3,360,000	4.625%, 12/1/2023	3,609,297

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Financials (4.8%) - continued
	Credit Agricole SA
$485,000	2.104%, (LIBOR 3M + 0.800%), 4/15/2019[f,g]	$489,307
900,000	3.375%, 1/10/2022[f]	920,515
	Credit Suisse AG
512,000	5.400%, 1/14/2020	547,423
	Credit Suisse Group AG
1,400,000	2.997%, 12/14/2023[f]	1,395,395
	Credit Suisse Group Funding, Ltd.
2,961,000	2.750%, 3/26/2020	2,991,336
1,200,000	3.125%, 12/10/2020	1,223,823
1,024,000	3.750%, 3/26/2025	1,042,706
	DDR Corporation
1,190,000	4.625%, 7/15/2022	1,260,854
	Deutsche Bank AG
1,560,000	2.700%, 7/13/2020	1,566,042
1,630,000	3.375%, 5/12/2021	1,660,170
700,000	4.250%, 10/14/2021	733,429
	Digital Realty Trust LP
1,125,000	3.400%, 10/1/2020	1,159,908
	Discover Bank
1,135,000	8.700%, 11/18/2019	1,268,102
	Duke Realty, LP
260,000	3.875%, 2/15/2021	270,903
780,000	4.375%, 6/15/2022	833,208
	ERP Operating, LP
267,000	3.375%, 6/1/2025	272,669
	European Investment Bank
755,000	1.875%, 3/15/2019	757,939
	Fifth Third Bancorp
548,000	2.875%, 7/27/2020	558,305
310,000	2.875%, 10/1/2021	315,421
915,000	2.600%, 6/15/2022	914,138
	Five Corners Funding Trust
1,400,000	4.419%, 11/15/2023[f]	1,516,070
	GE Capital International Funding Company
3,692,000	4.418%, 11/15/2035	4,024,318
	Goldman Sachs Group, Inc.
1,170,000	2.511%, (LIBOR 3M + 1.200%), 4/30/2018[g]	1,176,905
430,000	2.415%, (LIBOR 3M + 1.100%), 11/15/2018[g]	433,889
3,035,000	5.375%, 3/15/2020	3,259,247
460,000	2.473%, (LIBOR 3M + 1.160%), 4/23/2020[g]	467,425
1,975,000	5.375%, 5/10/2020[j]	2,046,298
3,448,000	5.250%, 7/27/2021	3,787,823
1,120,000	2.908%, 6/5/2023	1,118,779
2,240,000	3.272%, 9/29/2025	2,241,176
1,980,000	3.691%, 6/5/2028	1,996,517
800,000	4.750%, 10/21/2045	892,405
	Hartford Financial Services Group, Inc.
2,150,000	5.125%, 4/15/2022	2,382,895
	HBOS plc
1,384,000	6.750%, 5/21/2018[f]	1,425,144
	HCP, Inc.
1,630,000	4.000%, 12/1/2022	1,713,776
520,000	3.400%, 2/1/2025	518,016
	HSBC Bank plc
1,065,000	1.955%, (LIBOR 3M + 0.640%), 5/15/2018[f,g]	1,068,516
	HSBC Holdings plc
2,025,000	3.400%, 3/8/2021	2,087,592

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
81

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Financials (4.8%) - continued
$1,075,000	6.875%, 6/1/2021[j]	$1,170,406
925,000	2.650%, 1/5/2022	926,819
850,000	3.600%, 5/25/2023	884,247
1,040,000	3.900%, 5/25/2026	1,088,025
	Huntington National Bank
720,000	2.200%, 11/6/2018	722,244
	Icahn Enterprises, LP
1,145,000	6.000%, 8/1/2020	1,181,583
750,000	6.750%, 2/1/2024	791,250
	ING Capital Funding Trust III
825,000	4.896%, (LIBOR 3M + 3.600%), 9/30/2017[g,j]	825,000
	ING Groep NV
855,000	3.150%, 3/29/2022	871,023
	International Lease Finance Corporation
275,000	4.625%, 4/15/2021	292,127
550,000	5.875%, 8/15/2022	615,672
	Intesa Sanpaolo SPA
715,000	3.125%, 7/14/2022[f]	716,551
	J.P. Morgan Chase & Company
980,000	6.300%, 4/23/2019	1,045,637
365,000	2.250%, 1/23/2020	366,880
1,200,000	1.996%, (LIBOR 3M + 0.680%), 6/1/2021[g]	1,206,084
670,000	2.295%, 8/15/2021	669,326
1,220,000	4.500%, 1/24/2022	1,321,532
768,000	3.200%, 1/25/2023	787,386
1,400,000	2.700%, 5/18/2023	1,399,880
565,000	2.543%, (LIBOR 3M + 1.230%), 10/24/2023[g]	577,430
1,040,000	3.625%, 5/13/2024	1,084,270
2,040,000	3.125%, 1/23/2025	2,055,292
855,000	3.300%, 4/1/2026	857,201
1,700,000	3.882%, 7/24/2038	1,710,305
	KeyBank NA
860,000	2.350%, 3/8/2019	866,944
	KeyCorp
1,080,000	2.900%, 9/15/2020	1,103,245
	Kimco Realty Corporation
2,272,000	3.300%, 2/1/2025	2,269,771
	Kookmin Bank
900,000	1.625%, 8/1/2019[f]	887,490
	Liberty Mutual Group, Inc.
560,000	4.950%, 5/1/2022[f]	611,341
	Liberty Property, LP
1,417,000	3.750%, 4/1/2025	1,452,067
	Lincoln National Corporation
575,000	8.750%, 7/1/2019	639,146
	Lloyds Bank plc
515,000	1.841%, (LIBOR 3M + 0.520%), 3/16/2018[g]	515,955
	MassMutual Global Funding
920,000	2.750%, 6/22/2024[f]	917,183
	MetLife, Inc.
1,025,000	4.050%, 3/1/2045	1,041,312
	Mitsubishi UFJ Financial Group, Inc.
930,000	2.190%, 9/13/2021	918,527
1,420,000	3.287%, 7/25/2027	1,413,385
	Morgan Stanley
1,455,000	6.625%, 4/1/2018	1,490,548
780,000	2.594%, (LIBOR 3M + 1.280%), 4/25/2018[g]	784,937
460,000	2.457%, (LIBOR 3M + 1.140%), 1/27/2020[g]	467,095

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Financials (4.8%) - continued
$560,000	5.550%, 7/15/2020[j]	$583,450
675,000	2.500%, 4/21/2021	677,031
1,400,000	2.625%, 11/17/2021	1,404,176
1,260,000	2.750%, 5/19/2022	1,264,748
660,000	4.875%, 11/1/2022	715,071
975,000	4.000%, 7/23/2025	1,027,538
1,350,000	4.350%, 9/8/2026	1,412,765
1,704,000	3.591%, 7/22/2028	1,706,287
	MPT Operating Partnership, LP
1,535,000	6.375%, 3/1/2024	1,655,881
	Nasdaq, Inc.
655,000	3.850%, 6/30/2026	673,637
	National City Corporation
1,519,000	6.875%, 5/15/2019	1,634,440
	National Retail Properties, Inc.
2,800,000	3.500%, 10/15/2027	2,739,346
	New York Life Global Funding
840,000	2.300%, 6/10/2022[f]	836,580
	Park Aerospace Holdings, Ltd.
2,570,000	5.500%, 2/15/2024[f]	2,698,500
	Prudential Financial, Inc.
315,000	2.350%, 8/15/2019	317,193
	Quicken Loans, Inc.
2,665,000	5.750%, 5/1/2025[f]	2,798,250
	Realty Income Corporation
1,120,000	4.125%, 10/15/2026	1,159,466
	Regions Bank
261,000	7.500%, 5/15/2018	270,020
	Regions Financial Corporation
1,000,000	2.250%, 9/14/2018	1,004,204
768,000	3.200%, 2/8/2021	784,673
	Reinsurance Group of America, Inc.
579,000	5.000%, 6/1/2021	625,747
	Reliance Standard Life Global Funding II
395,000	2.500%, 4/24/2019[f]	397,438
	Royal Bank of Scotland Group plc
1,400,000	8.625%, 8/15/2021[j]	1,552,250
800,000	3.875%, 9/12/2023	818,335
	Santander UK Group Holdings plc
896,000	2.875%, 10/16/2020	908,528
	Santander UK plc
456,000	3.050%, 8/23/2018	461,428
	Simon Property Group, LP
330,000	2.500%, 9/1/2020	333,953
1,115,000	2.750%, 2/1/2023	1,118,875
1,120,000	4.250%, 11/30/2046	1,142,783
	Skandinaviska Enskilda Banken AB
615,000	2.375%, 3/25/2019[f]	619,501
	Societe Generale SA
840,000	4.750%, 11/24/2025[f]	889,009
	Standard Chartered plc
1,929,000	2.100%, 8/19/2019[f]	1,926,468
	State Street Corporation
510,000	2.217%, (LIBOR 3M + 0.900%), 8/18/2020[g]	520,381
	Sumitomo Mitsui Banking Corporation
545,000	1.884%, (LIBOR 3M + 0.580%), 1/16/2018[g]	545,741
	Sumitomo Mitsui Financial Group, Inc.
975,000	2.784%, 7/12/2022	977,414
840,000	3.010%, 10/19/2026	820,260

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
82

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Financials (4.8%) - continued
	Sumitomo Mitsui Trust Bank, Ltd.
$1,400,000	1.950%, 9/19/2019[f]	$1,396,725
	SunTrust Banks, Inc.
1,120,000	2.250%, 1/31/2020	1,125,127
	Svenska Handelsbanken AB
715,000	1.811%, (LIBOR 3M + 0.490%), 6/17/2019[g]	718,299
	Synchrony Financial
1,400,000	3.000%, 8/15/2019	1,422,730
305,000	2.541%, (LIBOR 3M + 1.230%), 2/3/2020[g]	308,044
330,000	4.250%, 8/15/2024	343,072
	Toronto-Dominion Bank
375,000	2.249%, (LIBOR 3M + 0.930%), 12/14/2020[g]	381,637
	UBS Group Funding Jersey, Ltd.
1,420,000	3.000%, 4/15/2021[f]	1,439,225
768,000	4.125%, 9/24/2025[f]	807,571
	UBS Group Funding Switzerland AG
1,105,000	3.491%, 5/23/2023[f]	1,131,030
	UnitedHealth Group, Inc.
200,000	3.350%, 7/15/2022	208,805
2,470,000	4.625%, 7/15/2035	2,829,521
	USB Realty Corporation
310,000	2.451%, (LIBOR 3M + 1.147%), 1/15/2022[f,g,j]	271,637
	Ventas Realty, LP
1,200,000	3.100%,1/15/2023	1,205,327
	Voya Financial, Inc.
434,000	2.900%, 2/15/2018	435,885
1,979,000	3.125%, 7/15/2024	1,952,281
	Wells Fargo & Company
455,000	1.991%, (LIBOR 3M + 0.680%), 1/30/2020[g]	459,757
1,020,000	2.550%, 12/7/2020	1,031,522
1,280,000	2.625%, 7/22/2022	1,282,102
1,150,000	3.069%, 1/24/2023	1,169,384
1,120,000	3.450%, 2/13/2023	1,147,199
1,040,000	3.000%, 2/19/2025	1,032,305
1,600,000	3.000%, 4/22/2026	1,570,960
1,140,000	3.000%, 10/23/2026	1,112,407
1,930,000	4.900%, 11/17/2045	2,151,556
	Welltower, Inc.
520,000	3.750%, 3/15/2023	541,098
1,940,000	4.000%, 6/1/2025	2,021,798

	Total	242,545,153

Foreign Government (0.2%)
	Argentina Government International Bond
820,000	7.500%, 4/22/2026	920,450
280,000	6.875%, 1/26/2027	302,400
	Brazil Government International Bond
755,000	7.125%, 1/20/2037	896,563
1,420,000	5.625%, 2/21/2047[i]	1,434,200
	Export-Import Bank of Korea
450,000	2.250%, 1/21/2020	448,384
	Indonesia Government International Bond
1,420,000	3.850%, 7/18/2027[f,i]	1,459,247
	Kommunalbanken AS
735,000	1.500%, 10/22/2019[f]	731,096

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Foreign Government (0.2%) - continued
	Mexico Government International Bond
$1,400,000	4.150%, 3/28/2027	$1,471,470
	Turkey Government International Bond
1,704,000	5.750%, 5/11/2047	1,675,168

	Total	9,338,978

Mortgage-Backed Securities (12.5%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
37,325,000	3.000%, 10/1/2032[c]	38,349,777
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
64,500,000	4.000%, 10/1/2047[c]	67,891,287
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
4,093,140	1.743%, (LIBOR 12M + 1.550%), 7/1/2043[g]	4,212,069
74,425,000	3.000%, 10/1/2047[c]	74,628,508
247,400,000	3.500%, 10/1/2047[c]	254,947,630
141,275,000	4.000%, 10/1/2047[c]	148,691,937
40,450,000	4.500%, 10/1/2047[c]	43,403,166

	Total	632,124,374

Technology (1.0%)
	Amphenol Corporation
318,000	2.550%, 1/30/2019	320,039
	Apple, Inc.
360,000	1.609%, (LIBOR 3M + 0.300%), 5/6/2020[g]	362,028
690,000	3.000%, 2/9/2024	706,807
1,792,000	3.200%, 5/13/2025	1,839,397
1,120,000	3.200%, 5/11/2027	1,139,795
1,505,000	3.000%, 6/20/2027	1,506,067
768,000	4.650%, 2/23/2046	871,859
1,400,000	4.250%, 2/9/2047	1,504,903
1,975,000	3.750%, 9/12/2047	1,962,469
	Applied Materials, Inc.
560,000	3.300%, 4/1/2027	570,129
	Avnet, Inc.
820,000	3.750%, 12/1/2021	837,548
	Baidu, Inc.
1,275,000	3.000%, 6/30/2020	1,292,422
	Cisco Systems, Inc.
480,000	1.816%, (LIBOR 3M + 0.500%), 3/1/2019[g]	482,956
	CommScope Technologies Finance, LLC
1,480,000	6.000%, 6/15/2025[f]	1,581,750
	Diamond 1 Finance Corporation
680,000	3.480%, 6/1/2019[f]	693,008
1,400,000	5.450%, 6/15/2023[f]	1,535,475
396,000	6.020%, 6/15/2026[f]	439,620
560,000	8.350%, 7/15/2046[f]	715,380
	Equinix, Inc.
1,870,000	5.750%, 1/1/2025	2,012,587
	Fidelity National Information Services, Inc.
1,070,000	2.850%, 10/15/2018	1,082,465
619,000	3.625%, 10/15/2020	644,453

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
83

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Technology (1.0%) - continued
	First Data Corporation
$970,000	5.375%, 8/15/2023[f]	$1,014,620
	Hewlett Packard Enterprise Company
377,000	2.450%, 10/5/2017	377,017
565,000	2.850%, 10/5/2018	570,631
705,000	2.100%, 10/4/2019[f]	705,153
565,000	4.400%, 10/15/2022	601,924
	Intel Corporation
185,000	3.100%, 7/29/2022	192,366
685,000	3.700%, 7/29/2025	724,140
1,188,000	4.100%, 5/19/2046	1,245,652
	International Business Machines Corporation
1,056,000	4.700%, 2/19/2046[i]	1,185,172
	Iron Mountain, Inc.
1,885,000	6.000%, 8/15/2023	1,995,744
	Micron Technology, Inc.
3,085,000	7.500%, 9/15/2023	3,428,206
	Microsoft Corporation
1,575,000	4.750%, 11/3/2055	1,854,067
1,575,000	4.200%, 11/3/2035	1,749,498
3,350,000	3.700%, 8/8/2046	3,376,429
1,400,000	4.250%, 2/6/2047	1,546,840
	NetApp, Inc.
925,000	2.000%, 9/27/2019	924,556
	NXP BV
1,390,000	3.875%, 9/1/2022[f]	1,449,075
	Oracle Corporation
330,000	2.500%, 5/15/2022	334,281
1,056,000	2.400%, 9/15/2023	1,049,630
2,765,000	2.950%, 5/15/2025	2,787,216
	QUALCOMM, Inc.
792,000	3.000%, 5/20/2022	814,480
560,000	4.300%, 5/20/2047	572,647
	Sensata Technologies UK Financing Company plc
1,140,000	6.250%, 2/15/2026[f]	1,248,300
	Tyco Electronics Group SA
284,000	3.450%, 8/1/2024	293,502
568,000	3.125%, 8/15/2027	566,177
	VMware, Inc.
265,000	2.950%, 8/21/2022	265,890

	Total	52,974,370

Transportation (0.3%)
	Air Canada Pass Through Trust
264,975	3.875%, 3/15/2023[f]	266,299
	American Airlines Pass Through Trust
1,138,945	3.375%, 5/1/2027	1,147,487
	Avis Budget Car Rental, LLC
1,195,000	6.375%, 4/1/2024[f,i]	1,245,787
	Burlington Northern Santa Fe, LLC
850,000	5.750%, 5/1/2040	1,082,163
2,485,000	5.050%, 3/1/2041	2,969,080
900,000	4.450%, 3/15/2043	987,256
1,175,000	3.900%, 8/1/2046[i]	1,210,152
	Continental Airlines, Inc.
586,281	4.150%, 4/11/2024	617,061
	CSX Corporation
494,000	3.700%, 11/1/2023	518,948
	Delta Air Lines, Inc.
232,331	4.950%, 5/23/2019	239,859
630,000	2.875%, 3/13/2020	636,991
	ERAC USA Finance, LLC
284,000	2.800%, 11/1/2018[f]	286,297

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Transportation (0.3%) - continued
	J.B. Hunt Transport Services, Inc.
$295,000	3.300%, 8/15/2022	$302,247
	Southwest Airlines Company
845,000	2.750%, 11/6/2019	856,173
	XPO Logistics, Inc.
1,570,000	6.500%, 6/15/2022[f]	1,648,500

	Total	14,014,300

U.S. Government and Agencies (9.4%)
	Federal National Mortgage Association
205,000	6.250%, 5/15/2029	275,931
	Tennessee Valley Authority
200,000	5.250%, 9/15/2039	262,134
	U.S. Treasury Bonds
3,500,000	2.375%, 5/15/2027	3,512,988
7,000,000	2.250%, 8/15/2027	6,949,141
1,075,000	4.375%, 5/15/2040	1,369,491
27,508,000	2.500%, 5/15/2046	25,544,831
	U.S. Treasury Bonds, TIPS
7,529,905	0.125%, 1/15/2023	7,507,708
51,947	2.375%, 1/15/2025	59,312
28,815,813	0.625%, 1/15/2026	29,187,422
23,713,560	0.375%, 1/15/2027	23,412,621
33,978	2.125%, 2/15/2040	42,706
460,428	0.750%, 2/15/2042	444,161
	U.S. Treasury Notes
300,000	0.875%, 3/31/2018	299,437
21,220,000	1.000%, 11/30/2018	21,123,018
22,250,000	0.750%, 2/15/2019	22,046,621
15,200,000	1.000%, 10/15/2019	15,048,594
41,710,000	1.500%, 10/31/2019	41,705,112
69,580,000	1.375%, 9/30/2020	69,049,996
10,250,000	1.375%, 5/31/2021	10,108,262
59,389,000	1.125%, 8/31/2021	57,864,837
12,600,000	1.875%, 2/28/2022	12,599,508
41,325,000	2.125%, 6/30/2022	41,705,965
29,500,000	1.875%, 7/31/2022	29,426,250
10,765,000	1.625%, 8/15/2022	10,624,130
1,120,000	1.375%, 9/30/2023	1,076,469
5,000,000	2.125%, 7/31/2024	4,990,039
33,030,000	2.250%, 11/15/2024	33,182,248
2,100,000	2.000%, 11/15/2026	2,045,531
	U.S. Treasury Notes, TIPS
2,065,740	0.125%, 4/15/2021	2,071,227

	Total	473,535,690

Utilities (1.3%)
	American Electric Power Company, Inc.
1,722,000	2.950%, 12/15/2022	1,755,744
	Appalachian Power Company
560,000	3.300%, 6/1/2027	565,292
	Arizona Public Service Company
395,000	2.200%, 1/15/2020	396,470
	Atmos Energy Corporation
600,000	3.000%, 6/15/2027	600,131
	Berkshire Hathaway Energy Company
358,000	2.400%, 2/1/2020	361,260
	Calpine Corporation
900,000	5.375%, 1/15/2023[i]	876,510
	CMS Energy Corporation
840,000	2.950%, 2/15/2027	809,644
840,000	3.450%, 8/15/2027	842,794

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
84

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Utilities (1.3%) - continued
	Commonwealth Edison Company
$1,025,000	3.700%, 3/1/2045	$1,011,542
395,000	4.350%, 11/15/2045	425,721
	Consolidated Edison Company of New York, Inc.
384,000	4.500%, 12/1/2045	425,083
	Consolidated Edison, Inc.
528,000	2.000%, 5/15/2021	522,723
	Dominion Energy, Inc.
1,070,000	2.962%, 7/1/2019	1,085,262
1,120,000	2.579%, 7/1/2020	1,127,723
	DTE Electric Company
760,000	3.700%, 3/15/2045	754,428
890,000	3.700%, 6/1/2046	873,956
	DTE Energy Company
155,000	2.400%, 12/1/2019	155,837
	Duke Energy Corporation
900,000	2.100%, 6/15/2018	902,646
1,120,000	3.750%, 9/1/2046	1,078,218
	Duke Energy Florida, LLC
775,000	3.200%, 1/15/2027	783,323
	Duke Energy Indiana, LLC
1,085,000	3.750%, 5/15/2046	1,080,339
	Dynegy, Inc.
1,720,000	7.375%, 11/1/2022[i]	1,797,400
	Edison International
1,050,000	2.950%, 3/15/2023	1,062,962
	Emera U.S. Finance, LP
800,000	2.150%, 6/15/2019	800,238
820,000	4.750%, 6/15/2046	878,802
	Enbridge Energy Partners, LP
1,400,000	5.875%, 10/15/2025	1,595,953
	Eversource Energy
330,000	1.600%, 1/15/2018	329,983
	Exelon Corporation
580,000	5.100%, 6/15/2045	662,283
792,000	4.450%, 4/15/2046	828,908
	Exelon Generation Company, LLC
770,000	5.200%, 10/1/2019	816,556
970,000	2.950%, 1/15/2020	987,028
	FirstEnergy Corporation
350,000	2.850%, 7/15/2022	350,695
2,015,000	4.850%, 7/15/2047	2,113,401
	ITC Holdings Corporation
284,000	4.050%, 7/1/2023	298,105
560,000	5.300%, 7/1/2043	657,405
	Kinder Morgan Energy Partners, LP
1,400,000	6.500%, 9/1/2039	1,594,811
	MidAmerican Energy Holdings Company
1,586,000	6.500%, 9/15/2037	2,118,359
	Monongahela Power Company
780,000	5.400%, 12/15/2043[f]	948,883
	National Rural Utilities Cooperative Finance Corporation
1,025,000	2.300%, 11/1/2020	1,033,052
	NextEra Energy Capital Holdings, Inc.
660,000	2.300%, 4/1/2019	663,305
	NiSource Finance Corporation
560,000	3.490%, 5/15/2027	566,589
1,475,000	5.650%, 2/1/2045	1,788,515
	Northern States Power Company
1,240,000	4.125%, 5/15/2044	1,312,726
	NRG Energy, Inc.
1,500,000	6.625%, 3/15/2023	1,550,625

Principal Amount	Long-Term Fixed Income (42.4%)	Value
Utilities (1.3%) - continued
	Oncor Electric Delivery Company, LLC
$2,240,000	3.750%, 4/1/2045	$2,226,331
	Pacific Gas and Electric Company
1,400,000	3.300%, 3/15/2027	1,423,749
768,000	4.250%, 3/15/2046	825,962
	PG&E Corporation
375,000	2.400%, 3/1/2019	376,910
	PPL Capital Funding, Inc.
372,000	3.500%, 12/1/2022	386,067
560,000	3.400%, 6/1/2023	576,382
1,275,000	5.000%, 3/15/2044	1,430,393
	PPL Electric Utilities Corporation
840,000	3.950%, 6/1/2047	866,808
	Public Service Electric & Gas Company
1,410,000	3.000%, 5/15/2027	1,404,980
	Sempra Energy
1,285,000	6.150%, 6/15/2018	1,323,879
370,000	2.400%, 3/15/2020	371,337
	Southern California Edison Company
220,000	2.400%, 2/1/2022	220,713
1,135,000	4.000%, 4/1/2047	1,195,035
	Southern Company
1,080,000	1.850%, 7/1/2019	1,079,334
1,150,000	2.950%, 7/1/2023	1,155,463
1,425,000	3.250%, 7/1/2026	1,408,094
1,100,000	4.400%, 7/1/2046	1,144,364
	Southern Company Gas Capital Corporation
1,400,000	4.400%, 5/30/2047	1,445,780
	Southwestern Electric Power Company
460,000	3.900%, 4/1/2045	461,181
	Tallgrass Energy Partners, LP
2,690,000	5.500%, 1/15/2028[f]	2,733,712
	Tesoro Logistics, LP
1,755,000	5.250%, 1/15/2025	1,880,044
	Xcel Energy, Inc.
1,670,000	3.350%, 12/1/2026	1,690,957

	Total	66,818,705

	Total Long-Term Fixed Income (cost $2,129,464,314)	2,143,881,992

Shares	Registered Investment Companies (28.4%)	Value
Affiliated Equity Holdings (10.1%)
2,636,950	Thrivent Large Cap Stock Portfolio	36,440,809
9,209,186	Thrivent Large Cap Value Portfolio	164,806,676
4,288,831	Thrivent Mid Cap Stock Portfolio	83,149,275
17,318,825	Thrivent Partner Worldwide Allocation Portfolio	184,956,392
2,123,607	Thrivent Small Cap Stock Portfolio	42,382,520

	Total	511,735,672

Affiliated Fixed Income Holdings (16.8%)
11,701,898	Thrivent Core Emerging Market Debt Fund	115,731,772
25,603,493	Thrivent High Yield Portfolio	125,275,331
36,371,195	Thrivent Income Portfolio	375,136,139

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
85

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Registered Investment Companies (28.4%)	Value
Affiliated Fixed Income Holdings (16.8%) - continued
23,485,805	Thrivent Limited Maturity Bond Portfolio	$232,006,873

	Total	848,150,115

Equity Funds/Exchange Traded Funds (0.3%)
3,110	iShares Russell 2000 Growth Index Fund	556,566
1,969	iShares Russell 2000 Index Fund	291,766
3,350	iShares Russell 2000 Value Index Fund	415,802
5,870	Materials Select Sector SPDR Fund	333,416
41,826	SPDR S&P 500 ETF Trust	10,507,946
8,730	SPDR S&P Biotech ETF[i]	755,756
200	SPDR S&P MidCap 400 ETF Trust[i]	65,266

	Total	12,926,518

Fixed Income Funds/Exchange Traded Funds (1.2%)
72,000	iShares Barclays 1-3 Year Credit Bond Fund	7,585,200
246,400	iShares iBoxx $ Investment Grade Corporate Bond ETF	29,871,072
330,600	Vanguard Short-Term Corporate Bond ETF	26,490,978

	Total	63,947,250

	Total Registered Investment Companies (cost $1,290,401,005)	1,436,759,555

Shares	Common Stock (22.6%)	Value
Consumer Discretionary (2.9%)
29,216	Amazon.com, Inc.[l]	28,086,802
25,750	American Axle & Manufacturing Holdings, Inc.[l]	452,685
1,845	American Public Education, Inc.[l]	38,837
45,521	Aramark	1,848,608
3,980	Ascent Capital Group, Inc.[l]	51,899
13,320	Barnes & Noble Education, Inc.[l]	86,713
15,570	BorgWarner, Inc.	797,651
21,245	Bright Horizons Family Solutions, Inc.[l]	1,831,531
12,087	Brunswick Corporation	676,509
6,470	Buffalo Wild Wings, Inc.[l]	683,879
7,830	Burlington Stores, Inc.[l]	747,452
18,640	Caleres, Inc.	568,893
17,324	Callaway Golf Company	249,985
2,758	Cedar Fair, LP	176,843
5,421	Century Casinos, Inc.[l]	44,506
4,195	Children’s Place, Inc.	495,639
1,150	Chipotle Mexican Grill, Inc.[l]	354,004
1,776	Citi Trends, Inc.	35,289
607,443	Comcast Corporation	23,374,407
14,667	Core-Mark Holding Company, Inc.	471,397
9,559	CSS Industries, Inc.	275,490
8,758	Culp, Inc.	286,825
43,589	Delphi Automotive plc	4,289,158
19,963	Discovery Communications, Inc., Class Cl	404,450
10,950	DISH Network Corporation[l]	593,818
22,930	Dollar Tree, Inc.[l]	1,990,783
2,260	Domino’s Pizza, Inc.	448,723
12,070	DSW, Inc.	259,264
18,483	Duluth Holdings, Inc.[i,l]	375,020
8,280	Emerald Expositions Events, Inc.	192,427
5,875	Entravision Communications Corporation	33,487

Shares	Common Stock (22.6%)	Value
Consumer Discretionary (2.9%) - continued
4,748	Expedia, Inc.	$683,427
10,568	Extended Stay America, Inc.	211,360
4,290	Five Below, Inc.[l]	235,435
730	Floor & Decor Holdings, Inc.[l]	28,419
6,870	FTD Companies, Inc.[l]	89,585
7,563	G-III Apparel Group, Ltd.[l]	219,478
1,160	Golden Entertainment, Inc.[l]	28,281
48,405	Gray Television, Inc.[l]	759,959
8,680	Habit Restaurants, Inc.[l]	113,274
132,864	Harley-Davidson, Inc.[i]	6,405,373
12,348	Haverty Furniture Companies, Inc.	322,900
2,250	Hemisphere Media Group, Inc.[l]	26,888
22,770	Home Depot, Inc.	3,724,261
7,210	Hyatt Hotels Corporation[l]	445,506
18,862	International Speedway Corporation	679,032
11,740	La-Z-Boy, Inc.	315,806
13,280	Liberty Interactive Corporation[l]	313,010
29,828	Liberty Media Corporation - Liberty SiriusXM[l]	1,248,898
1,630	Lithia Motors, Inc.	196,105
144,419	Lowe’s Companies, Inc.	11,544,855
10,350	Michaels Companies, Inc.[l]	222,215
20,260	Modine Manufacturing Company[l]	390,005
6,380	Nautilus, Inc.[l]	107,822
50,706	Netflix, Inc.[l]	9,195,533
44,030	Newell Brands, Inc.	1,878,760
20,520	News Corporation, Class A	272,095
6,700	News Corporation, Class B	91,455
27,020	Norwegian Cruise Line Holdings, Ltd.[l]	1,460,431
18,551	Nutrisystem, Inc.	1,037,001
1,510	O’Reilly Automotive, Inc.[l]	325,209
7,490	Oxford Industries, Inc.	475,915
5,680	Papa John’s International, Inc.	415,038
41,970	Pinnacle Entertainment, Inc.[l]	894,381
8,130	Polaris Industries, Inc.[i]	850,642
3,810	Priceline Group, Inc.[l]	6,975,424
11,610	PVH Corporation	1,463,557
13,270	Ross Stores, Inc.	856,844
9,770	Ruth’s Hospitality Group, Inc.	204,681
38,211	Scripps Networks Interactive, Inc.	3,281,943
5,090	Signet Jewelers, Ltd.	338,740
34,150	Six Flags Entertainment Corporation	2,081,101
2,700	Stamps.com, Inc.[l]	547,155
82,526	Starbucks Corporation	4,432,471
4,070	Steven Madden, Ltd.[l]	176,231
5,850	Systemax, Inc.	154,616
20,960	Taylor Morrison Home Corporation[l]	462,168
643	Tenneco, Inc.	39,011
27,050	Time, Inc.	365,175
33,880	Toll Brothers, Inc.	1,405,004
47,552	Tower International, Inc.	1,293,414
13,557	Tupperware Brands Corporation	838,094
1,600	Ulta Beauty, Inc.[l]	361,696
1,400	Vail Resorts, Inc.	319,368
11,150	VF Corporation	708,805
32,608	Walt Disney Company	3,214,171
2,875	Whirlpool Corporation	530,265
10,640	Wingstop, Inc.[i]	353,780
2,650	Wyndham Worldwide Corporation	279,336
16,050	Zoe’s Kitchen, Inc.[l]	202,712

	Total	146,317,090

Consumer Staples (0.7%)
41,890	Altria Group, Inc.	2,656,664
17,992	Blue Buffalo Pet Products, Inc.[l]	510,073
42,520	Cott Corporation	638,225

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
86

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (22.6%)	Value
Consumer Staples (0.7%) - continued
100,730	CVS Health Corporation	$8,191,364
44,831	Darling Ingredients, Inc.[l]	785,439
11,116	e.l.f. Beauty, Inc.[i,l]	250,666
19,450	Hain Celestial Group, Inc.[l]	800,367
4,850	Ingredion, Inc.	585,104
7,360	Inter Parfums, Inc.	303,600
21,510	Kimberly-Clark Corporation	2,531,297
16,950	MGP Ingredients, Inc.[i]	1,027,679
22,940	Monster Beverage Corporation[l]	1,267,435
21,930	PepsiCo, Inc.	2,443,660
30,110	Pinnacle Foods, Inc.	1,721,389
2,470	Seneca Foods Corporation[l]	85,215
48,154	SpartanNash Company	1,269,821
6,548	SUPERVALU, Inc.[l]	142,419
44,760	US Foods Holding Corporation[l]	1,195,092
108,203	Wal-Mart Stores, Inc.	8,454,982

	Total	34,860,491

Energy (1.1%)
51,250	Anadarko Petroleum Corporation	2,503,562
3,580	Andeavor	369,277
8,156	Arch Coal, Inc.[i]	585,111
73,317	Archrock, Inc.	920,128
1,400	C&J Energy Services, Inc.[l]	41,958
25,435	Callon Petroleum Company[i,l]	285,889
102,560	Chevron Corporation	12,050,800
2,020	Cimarex Energy Company	229,613
16,330	Concho Resources, Inc.[l]	2,150,988
8,690	Contango Oil & Gas Company[l]	43,711
6,450	Continental Resources, Inc.[l]	249,035
15,449	Contura Energy, Inc.	915,817
5,569	Delek US Holdings, Inc.	148,859
93,780	Devon Energy Corporation	3,442,664
46,545	EQT Corporation[i]	3,036,596
7,910	Era Group, Inc.[l]	88,513
6,300	Exterran Corporation[l]	199,143
44,589	Exxon Mobil Corporation	3,655,406
124,150	Halliburton Company	5,714,625
7,260	HollyFrontier Corporation	261,142
280	Mammoth Energy Services, Inc.[l]	4,721
473,603	Marathon Oil Corporation	6,422,057
9,760	NCS Multistage Holdings, Inc.[l]	235,021
58,423	Newpark Resources, Inc.[l]	584,230
32,513	Oil States International, Inc.[l]	824,205
26,993	Overseas Shipholding Group, Inc.[l]	70,992
9,670	Par Pacific Holdings, Inc.[l]	201,136
21,028	Parsley Energy, Inc.[l]	553,878
40,580	Patterson-UTI Energy, Inc.	849,745
60,020	Pioneer Energy Services Corporation[l]	153,051
26,270	Pioneer Natural Resources Company	3,875,876
45,803	ProPetro Holding Corporation[l]	657,273
75,905	Rowan Companies plc[l]	975,379
9,470	RPC, Inc.[i]	234,761
2,230	Select Energy Services, Inc.[l]	35,502
37,719	Smart Sand, Inc.[l]	255,735
67,741	Teekay Tankers, Ltd.[i]	109,740
5,390	TETRA Technologies, Inc.[l]	15,415
1,390	U.S. Silica Holdings, Inc.[i]	43,187
709,880	Weatherford International plc[l]	3,251,250
94,710	Whiting Petroleum Corporation[l]	517,117
61,340	WPX Energy, Inc.[l]	705,410

	Total	57,468,518

Financials (4.5%)
11,060	Affiliated Managers Group, Inc.	2,099,520
15,900	AG Mortgage Investment Trust, Inc.	305,916

Shares	Common Stock (22.6%)	Value
Financials (4.5%) - continued
58,105	AGNC Investment Corporation	$1,259,716
21,550	Ally Financial, Inc.	522,803
49,360	American International Group, Inc.	3,030,210
5,538	Ameris Bancorp	265,824
14,874	Aon plc	2,173,091
2,473	Argo Group International Holdings, Ltd.	152,090
780	Associated Banc-Corp	18,915
38,220	Assured Guaranty, Ltd.	1,442,805
19,534	Astoria Financial Corporation	419,981
26,710	BancorpSouth, Inc.	856,055
587,685	Bank of America Corporation	14,891,938
63,450	Bank of New York Mellon Corporation	3,364,119
5,650	Bank of the Ozarks, Inc.	271,482
8,751	BankFinancial Corporation	139,053
41,641	Beneficial Bancorp, Inc.	691,241
24,700	Berkshire Hathaway, Inc.[l]	4,528,004
119,580	Blackstone Group, LP	3,990,385
5,710	Blue Hills Bancorp, Inc.	109,632
51,424	Boston Private Financial Holdings, Inc.	851,067
18,660	Brookline Bancorp, Inc.	289,230
6,130	Brown & Brown, Inc.	295,405
6,897	Cadence Bancorporation[l]	158,079
39,480	Capital One Financial Corporation	3,342,377
23,710	Capstead Mortgage Corporation	228,801
26,576	Cathay General Bancorp	1,068,355
50,820	Central Pacific Financial Corporation	1,635,388
9,034	Chemical Financial Corporation	472,117
2,850	Cherry Hill Mortgage Investment Corporation	51,585
27,800	Chubb, Ltd.	3,962,890
421,042	Citigroup, Inc.	30,626,595
10,188	Citizens Financial Group, Inc.	385,820
3,220	Clifton Bancorp, Inc.	53,838
86,580	CNO Financial Group, Inc.	2,020,777
44,637	CoBiz Financial, Inc.	876,671
90,830	Comerica, Inc.	6,926,696
106,547	CYS Investments, Inc.	920,566
48,167	Dynex Capital, Inc.	350,174
162,530	E*TRADE Financial Corporation[l]	7,087,933
6,469	Eagle Bancorp, Inc.[l]	433,746
35,771	East West Bancorp, Inc.	2,138,390
4,950	Elevate Credit, Inc.[l]	30,245
11,920	Ellington Residential Mortgage REIT[i]	173,078
23,861	Employers Holdings, Inc.	1,084,482
38,277	Enterprise Financial Services Corporation	1,621,031
4,020	Essent Group, Ltd.[l]	162,810
13,760	Everi Holdings, Inc.[l]	104,438
2,866	FBL Financial Group, Inc.	213,517
1,133	Fidelity Southern Corporation	26,784
264,853	Fifth Third Bancorp	7,410,587
5,980	Financial Institutions, Inc.	172,224
316,844	First BanCorp[l]	1,622,241
13,360	First Busey Corporation	418,970
69,390	First Commonwealth Financial Corporation	980,481
4,754	First Connecticut Bancorp, Inc.	127,170
3,246	First Defiance Financial Corporation	170,383
9,010	First Financial Bancorp	235,611
5,153	First Financial Corporation	245,283
5,790	First Interstate BancSystem, Inc.	221,468
3,850	First Merchants Corporation	165,281
30,343	First Midwest Bancorp, Inc.	710,633
5,993	First of Long Island Corporation	182,487

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
87

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (22.6%)	Value
Financials (4.5%) - continued
25,610	First Republic Bank	$2,675,221
15,900	FNF Group	754,614
3,799	Franklin Resources, Inc.	169,093
23,550	GAIN Capital Holdings, Inc.	150,485
59,729	Goldman Sachs Group, Inc.	14,167,122
16,703	Great Southern Bancorp, Inc.	929,522
18,011	Green Bancorp, Inc.[l]	425,960
13,998	Hamilton Lane, Inc.	375,846
8,890	Hancock Holding Company	430,720
33,961	Hanmi Financial Corporation	1,051,093
7,310	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	178,145
24,879	Hanover Insurance Group, Inc.	2,411,521
39,350	Hartford Financial Services Group, Inc.	2,181,170
9,164	Heartland Financial USA, Inc.	452,702
21,300	Heritage Commerce Corporation	303,099
15,983	Heritage Financial Corporation	471,499
12,719	Hometrust Bancshares, Inc.[l]	326,242
39,838	Hope Bancorp, Inc.	705,531
11,383	Horace Mann Educators Corporation	447,921
11,120	Horizon Bancorp	324,370
13,067	Houlihan Lokey, Inc.	511,312
107,610	Huntington Bancshares, Inc.	1,502,236
4,986	IBERIABANK Corporation	409,600
7,980	Independent Bank Corporation	180,747
4,239	Infinity Property & Casualty Corporation	399,314
84,635	Interactive Brokers Group, Inc.	3,811,960
86,590	Intercontinental Exchange, Inc.	5,948,733
33,729	Invesco Mortgage Capital. Inc.	577,778
154,140	Invesco, Ltd.	5,401,066
33,380	Investors Bancorp, Inc.	455,303
71,890	KeyCorp	1,352,970
5,987	Lakeland Bancorp, Inc.	122,135
8,120	Lazard, Ltd.	367,186
48,360	Loews Corporation	2,314,510
50,709	Maiden Holdings, Ltd.	403,137
1,170	MarketAxess Holdings, Inc.	215,877
15,600	Meridian Bancorp, Inc.	290,940
1,480	Meta Financial Group, Inc.	116,032
165,100	MetLife, Inc.	8,576,945
41,390	MGIC Investment Corporation[l]	518,617
24,080	MidWestOne Financial Group, Inc.	812,941
18,780	MTGE Investment Corporation	364,332
6,320	Nasdaq, Inc.	490,242
16,910	National Bank Holdings Corporation	603,518
9,617	Navigators Group, Inc.	561,152
5,679	OFG Bancorp	51,963
7,778	Old Second Bancorp, Inc.	104,614
116,503	OM Asset Management plc	1,738,225
3,980	PacWest Bancorp	201,030
2,170	Peoples Bancorp, Inc.	72,890
31,970	Popular, Inc.	1,149,002
2,410	Preferred Bank	145,444
5,650	Primerica, Inc.	460,758
2,060	Principal Financial Group, Inc.	132,540
52,341	Progressive Corporation	2,534,351
30,990	Provident Financial Services, Inc.	826,503
3,026	QCR Holdings, Inc.	137,683
11,350	Raymond James Financial, Inc.	957,145
6,310	Renasant Corporation	270,699
1,126	Safety Insurance Group, Inc.	85,914
28,055	Sandy Spring Bancorp, Inc.	1,162,599
27,920	Santander Consumer USA Holdings Inc.[l]	429,130

Shares	Common Stock (22.6%)	Value
Financials (4.5%) - continued
34,279	Seacoast Banking Corporation of Florida[l]	$818,925
1,560	Selective Insurance Group, Inc.	84,006
30,890	SLM Corporation[l]	354,308
7,605	State Auto Financial Corporation	199,479
4,201	State Bank Financial Corporation	120,359
51,140	State Street Corporation	4,885,916
15,238	Stifel Financial Corporation	814,623
5,870	SVB Financial Group[l]	1,098,218
198,800	Synchrony Financial	6,172,740
73,244	Synovus Financial Corporation	3,373,619
24,110	TD Ameritrade Holding Corporation	1,176,568
3,360	Territorial Bancorp, Inc.	106,075
2,340	TFS Financial Corporation	37,744
19,608	TriCo Bancshares	799,026
11,030	TriState Capital Holdings, Inc.[l]	252,587
6,560	Triumph Bancorp, Inc.[l]	211,560
77,276	TrustCo Bank Corporation	687,756
15,576	Union Bankshares Corporation	549,833
10,550	United Community Banks, Inc.	301,097
27,153	United Financial Bancorp, Inc.	496,628
2,151	United Fire Group, Inc.	98,559
3,750	Unum Group	191,737
4,670	Washington Trust Bancorp, Inc.	267,358
48,133	Western Alliance Bancorp[l]	2,554,900
30,229	Western Asset Mortgage Capital Corporation	316,498
408	Westwood Holdings Group, Inc.	27,446
13,540	WSFS Financial Corporation	660,075
107,580	Zions Bancorporation	5,075,624

	Total	228,222,697

Health Care (2.7%)
2,240	ABIOMED, Inc.[l]	377,664
7,352	Acadia Healthcare Company, Inc.[l]	351,132
3,095	Aerie Pharmaceuticals, Inc.[l]	150,417
44,248	Alexion Pharmaceuticals, Inc.[l]	6,207,552
2,041	Align Technology, Inc.[l]	380,177
20,880	Amgen, Inc.	3,893,076
22,128	Asterias Biotherapeutics, Inc.[i,l]	75,235
674	Atrion Corporation	452,928
21,000	Biogen, Inc.[l]	6,575,520
12,750	BioMarin Pharmaceutical, Inc.[l]	1,186,642
4,930	Cardiovascular Systems, Inc.[l]	138,780
18,460	Catalent, Inc.[l]	736,923
68,449	Celgene Corporation[l]	9,981,233
3,298	Chemed Corporation	666,361
20,316	CIGNA Corporation	3,797,873
1,840	Coherus Biosciences, Inc.[l]	24,564
4,260	CONMED Corporation	223,522
1,090	Cooper Companies, Inc.	258,450
2,616	Danaher Corporation	224,400
4,620	Dentsply Sirona, Inc.	276,322
11,360	Dexcom, Inc.[i,l]	555,788
4,675	Edwards Lifesciences Corporation[l]	511,024
1,850	Eli Lilly and Company	158,249
15,150	Evolent Health, Inc.[i,l]	269,670
57,143	Express Scripts Holding Company[l]	3,618,295
18,950	GenMark Diagnostics, Inc.[l]	182,489
80,750	GlaxoSmithKline plc ADR	3,278,450
2,085	Heska Corporation[l]	183,668
11,625	HMS Holdings Corporation[l]	230,872
116,980	Hologic, Inc.[l]	4,291,996
4,630	INC Research Holdings, Inc.[l]	242,149
4,052	Inogen, Inc.[l]	385,345
7,570	Intersect ENT, Inc.[l]	235,806

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
88

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (22.6%)	Value
Health Care (2.7%) - continued
1,590	Intra-Cellular Therapies, Inc.l	$25,090
5,600	Ironwood Pharmaceuticals, Inc.[l]	88,312
42,500	Johnson & Johnson	5,525,425
22,460	Kindred Healthcare, Inc.	152,728
1,370	Laboratory Corporation of America Holdings[l]	206,829
8,442	Magellan Health Services, Inc.[l]	728,545
4,640	Medpace Holdings, Inc.[l]	148,016
169,410	Medtronic plc	13,175,016
169,110	Merck & Company, Inc.	10,828,113
2,460	Mettler-Toledo International, Inc.[l]	1,540,354
9,900	MiMedx Group, Inc.[l]	117,612
20,350	Mylan NVl	638,379
31,205	Myriad Genetics, Inc.[l]	1,128,997
5,723	National Healthcare Corporation	358,088
6,590	Neurocrine Biosciences, Inc.[l]	403,835
6,766	Nevro Corporation[l]	614,894
13,595	NuVasive, Inc.[l]	753,979
13,700	Omnicell, Inc.[l]	699,385
6,420	PerkinElmer, Inc.	442,787
8,780	Perrigo Company plc	743,227
271,910	Pfizer, Inc.	9,707,187
1,370	Prothena Corporation plc[l]	88,735
16,340	RadNet, Inc.[l]	188,727
11,493	Tactile Systems Technology, Inc.[l]	355,708
5,860	Teleflex, Inc.	1,417,944
18,213	Thermo Fisher Scientific, Inc.	3,445,900
11,440	Triple-S Management Corporation[l]	270,899
111,113	UnitedHealth Group, Inc.	21,761,481
4,400	Universal Health Services, Inc.	488,136
6,600	Veeva Systems, Inc.[l]	372,306
6,594	Vertex Pharmaceuticals, Inc.[l]	1,002,552
2,300	Waters Corporation[l]	412,896
2,810	West Pharmaceutical Services, Inc.	270,491
24,810	Wright Medical Group NVl	641,835
28,070	Zimmer Biomet Holdings, Inc.	3,286,716
99,030	Zoetis, Inc.	6,314,153

	Total	138,467,849

Industrials (2.7%)
8,660	ABM Industries, Inc.	361,209
24,632	Acco Brands Corporation[l]	293,121
60,036	Advanced Disposal Services, Inc.[l]	1,512,307
15,837	AECOM[l]	582,960
25,664	Aegion Corporation[l]	597,458
13,140	AGCO Corporation	969,338
38,592	AMETEK, Inc.	2,548,616
14,560	ArcBest Corporation	487,032
4,973	Astec Industries, Inc.	278,538
21,629	AZZ, Inc.	1,053,332
4,940	Barnes Group, Inc.	347,974
21,800	Boeing Company	5,541,778
6,475	Brink’s Company	545,519
14,166	BWX Technologies, Inc.	793,579
20,463	CBIZ, Inc.[l]	332,524
4,656	CIRCOR International, Inc.	253,426
15,560	Colfax Corporation[l]	647,918
25,910	Comfort Systems USA, Inc.	924,987
29,549	Costamare, Inc.	182,613
2,720	Crane Company	217,573
900	CSW Industrials, Inc.[l]	39,915
161,058	CSX Corporation	8,739,007
22,810	Cummins, Inc.	3,832,764
16,880	Curtiss-Wright Corporation	1,764,635
60,050	Delta Air Lines, Inc.	2,895,611
24,250	Dover Corporation	2,216,207

Shares	Common Stock (22.6%)	Value
Industrials (2.7%) - continued
52,998	Eaton Corporation plc	$4,069,716
29,267	EMCOR Group, Inc.	2,030,544
10,390	Encore Wire Corporation	465,212
6,700	EnerSys	463,439
1,260	Engility Holdings, Inc.[l]	43,697
3,794	ESCO Technologies, Inc.	227,450
23,646	Federal Signal Corporation	503,187
16,080	Fortune Brands Home and Security, Inc.	1,081,058
4,108	Franklin Electric Company, Inc.	184,244
17,807	Gardner Denver Holdings, Inc.[l]	490,049
87,298	General Electric Company	2,110,866
6,360	Genesee & Wyoming, Inc.[l]	470,704
5,888	Gibraltar Industries, Inc.[l]	183,411
2,020	Gorman-Rupp Company	65,791
14,212	Granite Construction, Inc.	823,585
41,200	Harsco Corporation[l]	861,080
3,370	Healthcare Services Group, Inc.	181,879
4,082	Heico Corporation	366,604
2,300	Heidrick & Struggles International, Inc.	48,645
68,204	Honeywell International, Inc.	9,667,235
3,700	Hubbell, Inc.	429,274
4,100	Huntington Ingalls Industries, Inc.	928,404
1,737	Hyster-Yale Materials Handling, Inc.	132,776
8,735	ICF International, Inc.[l]	471,253
45,120	Ingersoll-Rand plc	4,023,350
84,101	Interface, Inc.	1,841,812
4,320	International Seaways, Inc.[l]	85,104
8,747	ITT Corporation	387,230
5,710	JB Hunt Transport Services, Inc.	634,267
31,810	KAR Auction Services, Inc.	1,518,609
16,598	Kforce, Inc.	335,280
16,450	Kirby Corporation[l]	1,084,878
4,740	L3 Technologies, Inc.	893,158
5,339	Lincoln Electric Holdings, Inc.	489,480
3,820	Lindsay Corporation	351,058
30,750	Masco Corporation	1,199,558
3,730	Masonite International Corporation[l]	258,116
2,090	Middleby Corporation[l]	267,875
7,590	Moog, Inc.[l]	633,234
36,260	MRC Global, Inc.[l]	634,187
12,473	MYR Group, Inc.[l]	363,463
20,488	Navigant Consulting, Inc.[l]	346,657
91,283	NCI Building Systems, Inc.[l]	1,424,015
35,735	Norfolk Southern Corporation	4,725,596
6,580	Old Dominion Freight Line, Inc.	724,524
4,780	On Assignment, Inc.[l]	256,590
9,542	Orbital ATK, Inc.	1,270,613
4,350	Orion Group Holdings, Inc.[l]	28,536
20,967	Oshkosh Corporation	1,730,616
4,363	Parker Hannifin Corporation	763,612
470	Park-Ohio Holdings Corporation	21,432
6,745	PGT Innovations, Inc.[l]	100,838
3,952	Ply Gem Holdings, Inc.[l]	67,382
1,910	Proto Labs, Inc.[l]	153,373
3,250	Quanex Building Products Corporation	74,588
10,711	Radiant Logistics, Inc.[l]	56,875
10,360	Raven Industries, Inc.	335,664
18,580	Raytheon Company	3,466,656
7,990	Rockwell Collins, Inc.	1,044,373
7,140	Roper Industries, Inc.	1,737,876
16,990	Saia, Inc.[l]	1,064,424
154,108	Southwest Airlines Company	8,626,966
6,510	SP Plus Corporation[l]	257,145

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
89

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (22.6%)	Value
Industrials (2.7%) - continued
23,879	SPX Corporation[l]	$700,610
15,473	SPX FLOW, Inc.[l]	596,639
3,310	Stanley Black & Decker, Inc.	499,711
2,970	Tennant Company	196,614
10,660	Terex Corporation	479,913
14,570	TPI Composites, Inc.[l]	325,494
30,552	TransUnion[l]	1,443,888
36,495	TriMas Corporation[l]	985,365
14,974	TrueBlue, Inc.[l]	336,166
15,640	United Continental Holdings, Inc.[l]	952,163
56,400	United Parcel Service, Inc.	6,773,076
11,750	United Rentals, Inc.[l]	1,630,195
43,150	United Technologies Corporation	5,008,852
10,553	Universal Truckload Services, Inc.	215,809
1,650	Valmont Industries, Inc.	260,865
20,544	Vectrus, Inc.[l]	633,577
9,380	WABCO Holdings, Inc.[l]	1,388,240
6,480	WageWorks, Inc.[l]	393,336
31,219	Waste Connections, Inc.	2,184,081
1,220	Watsco, Inc.	196,505
6,635	Willdan Group, Inc.[l]	215,372
10,692	Xylem, Inc.	669,640

	Total	133,625,165

Information Technology (6.1%)
7,130	2U, Inc.[l]	399,565
28,220	Advanced Micro Devices, Inc.[l]	359,805
33,500	Agilent Technologies, Inc.	2,150,700
37,975	Akamai Technologies, Inc.[l]	1,850,142
38,980	Alliance Data Systems Corporation	8,636,019
16,999	Alphabet, Inc., Class Al	16,552,266
15,601	Alphabet, Inc., Class Cl	14,963,075
3,070	Ambarella, Inc.[l]	150,461
3,868	American Software, Inc.	43,940
19,970	Amphenol Corporation	1,690,261
153,782	Apple, Inc.	23,700,882
27,855	Applied Materials, Inc.	1,450,967
12,891	Arista Networks, Inc.[l]	2,444,263
44,139	Arrow Electronics, Inc.[l]	3,549,217
4,760	Atkore International Group, Inc.[l]	92,868
8,110	Belden, Inc.	653,098
11,863	Benchmark Electronics, Inc.[l]	405,121
39,340	Booz Allen Hamilton Holding Corporation	1,470,923
15,855	Brooks Automation, Inc.	481,358
42,610	CA, Inc.	1,422,322
4,840	Cavium, Inc.[l]	319,150
10,096	CDW Corporation	666,336
70,180	Ciena Corporation[l]	1,541,855
571,332	Cisco Systems, Inc.	19,213,895
1,680	Cognex Corporation	185,270
2,920	CommerceHub, Inc.[l]	62,342
16,500	CommVault Systems, Inc.[l]	1,003,200
9,585	Comtech Telecommunications Corporation	196,780
13,527	CoreLogic, Inc.[l]	625,218
8,151	Criteo SA ADR[i,l]	338,266
2,900	Descartes Systems Group, Inc.[l]	79,315
22,630	Dolby Laboratories, Inc.	1,301,678
30,579	DST Systems, Inc.	1,678,176
50,867	eBay, Inc.[l]	1,956,345
39,838	Endurance International Group Holdings, Inc.[l]	326,672
6,840	Entegris, Inc.[l]	197,334
7,810	Envestnet, Inc.[l]	398,310
3,830	Euronet Worldwide, Inc.[l]	363,046

Shares	Common Stock (22.6%)	Value
Information Technology (6.1%) - continued
103,351	EVERTEC, Inc.	$1,638,113
3,970	ExlService Holdings, Inc.[l]	231,530
14,290	Extreme Networks, Inc.[l]	169,908
129,030	Facebook, Inc.[l]	22,047,356
27,760	Fidelity National Information Services, Inc.	2,592,506
7,450	Finisar Corporation[l]	165,166
19,048	Fiserv, Inc.[l]	2,456,430
77,970	FLIR Systems, Inc.	3,033,813
8,622	Forrester Research, Inc.	360,831
28,540	Fortinet, Inc.[l]	1,022,874
9,220	Global Payments, Inc.	876,177
10,199	Guidewire Software, Inc.[l]	794,094
65,000	HP, Inc.	1,297,400
4,360	IAC/InterActiveCorporation[l]	512,649
1,020	II-VI, Inc.[l]	41,973
33,753	Insight Enterprises, Inc.[l]	1,549,938
102,680	Intel Corporation	3,910,054
33,290	Keysight Technologies, Inc.[l]	1,386,861
11,450	Lam Research Corporation	2,118,708
15,700	Liberty Tripadvisor Holdings, Inc.[l]	193,895
12,820	M/A-COM Technology Solutions Holdings, Inc.[l]	571,900
14,956	ManTech International Corporation	660,307
129,684	MasterCard, Inc.	18,311,381
5,390	Maxim Integrated Products, Inc.	257,157
12,153	Methode Electronics, Inc.	514,680
7,240	Microsemi Corporation[l]	372,715
409,844	Microsoft Corporation	30,529,280
5,700	Monolithic Power Systems, Inc.	607,335
18,690	National Instruments Corporation	788,157
11,350	New Relic, Inc.[l]	565,230
7,880	Nice, Ltd. ADR	640,723
23,789	NRG Yield, Inc., Class A	451,277
26,455	NVIDIA Corporation	4,729,360
8,480	NXP Semiconductors NVl	959,003
260,410	Oracle Corporation	12,590,823
2,600	Palo Alto Networks, Inc.[l]	374,660
2,990	Paylocity Holding Corporation[l]	145,972
190,886	PayPal Holdings, Inc.[l]	12,222,431
11,628	Pegasystems, Inc.	670,354
2,880	Plexus Corporation[l]	161,510
16,733	Progress Software Corporation	638,699
8,710	Proofpoint, Inc.[l]	759,686
9,973	Q2 Holdings, Inc.[l]	415,375
88,308	Red Hat, Inc.[l]	9,789,825
19,321	Rudolph Technologies, Inc.[l]	508,142
128,417	Salesforce.com, Inc.[l]	11,996,716
2,360	ScanSource, Inc.[l]	103,014
32,023	Sequans Communications SA ADR[l]	100,552
14,970	ServiceNow, Inc.[l]	1,759,424
1,070	Silicon Laboratories, Inc.[l]	85,493
3,400	Sonus Networks, Inc.[l]	26,010
5,700	SS&C Technologies Holdings, Inc.	228,855
21,751	Synopsys, Inc.[l]	1,751,608
15,400	Teradata Corporation[l]	520,366
13,078	Teradyne, Inc.	487,679
77,630	Texas Instruments, Inc.	6,958,753
1,402	TiVo Corp	27,830
30,026	Total System Services, Inc.	1,966,703
66,714	Travelport Worldwide, Ltd.	1,047,410
8,860	Trimble, Inc.[l]	347,755
35,525	Twitter, Inc.[l]	599,307
6,074	Tyler Technologies, Inc.[l]	1,058,820
750	Ultimate Software Group, Inc.[l]	142,200
5,600	Verint Systems, Inc.[l]	234,360

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
90

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (22.6%)	Value
Information Technology (6.1%) - continued
22,363	Virtusa Corporation[l]	$844,874
165,330	Visa, Inc.	17,399,329
3,716	Western Digital Corporation	321,062
8,395	Xerox Corporation	279,470
18,530	Xilinx, Inc.	1,312,480
7,049	XO Group, Inc.[l]	138,654
50,598	Zix Corporation[l]	247,424

	Total	307,542,847

Materials (0.8%)
1,630	Alcoa Corporation[l]	75,991
7,460	American Vanguard Corporation	170,834
33,861	Axalta Coating Systems, Ltd.[l]	979,260
5,026	Balchem Corporation	408,564
28,154	Boise Cascade Company[l]	982,575
6,620	Celanese Corporation	690,267
72,300	CF Industries Holdings, Inc.	2,542,068
13,520	Chemours Company	684,247
21,083	Continental Building Products, Inc.[l]	548,158
32,322	Crown Holdings, Inc.[l]	1,930,270
59,856	Eastman Chemical Company	5,416,369
17,690	Ecolab, Inc.	2,275,111
33,542	Ferro Corporation[l]	747,987
19,660	Ferroglobe Representation & Warranty Insurance Trust[d,l]	2
12,960	FMC Corporation	1,157,458
34,817	Graphic Packaging Holding Company	485,697
16,364	Innospec, Inc.	1,008,841
1,380	International Paper Company	78,412
8,679	Kadant, Inc.	855,315
2,620	Koppers Holdings, Inc.[l]	120,913
3,985	Kraton Performance Polymers, Inc.[l]	161,153
3,960	Martin Marietta Materials, Inc.	816,671
6,770	Materion Corporation	292,125
30,115	Myers Industries, Inc.	630,909
2,950	Neenah Paper, Inc.	252,372
11,660	Nucor Corporation	653,426
12,650	Nutanix, Inc.[i,l]	283,234
49,585	OMNOVA Solutions, Inc.[l]	542,956
89,880	Owens-Illinois, Inc.[l]	2,261,381
4,043	Packaging Corporation of America	463,651
21,820	Quantenna Communications, Inc.[l]	366,794
11,790	RPM International, Inc.	605,299
20,630	Ryerson Holding Corporation[l]	223,836
12,640	Schnitzer Steel Industries, Inc.	355,816
10,070	Schweitzer-Mauduit International, Inc.	417,502
3,371	Scotts Miracle-Gro Company	328,133
5,790	Sensient Technologies Corporation	445,367
29,780	Steel Dynamics, Inc.	1,026,517
19,583	Verso Corporation[l]	99,677
2,370	W. R. Grace & Company	170,995
115,540	Westrock Company	6,554,584

	Total	38,110,737

Real Estate (0.5%)
4,930	American Assets Trust, Inc.	196,066
14,646	Ares Commercial Real Estate Corporation	194,938
80,550	Armada Hoffler Properties, Inc.	1,112,396
7,110	Ashford Hospitality Prime, Inc.	67,545
8,450	Bluerock Residential Growth REIT, Inc.	93,457
56,979	Brixmor Property Group, Inc.	1,071,205
5,200	Camden Property Trust	475,540
18,361	Cedar Realty Trust, Inc.	103,189

Shares	Common Stock (22.6%)	Value
Real Estate (0.5%) - continued
23,631	Chatham Lodging Trust	$503,813
10,744	City Office REIT, Inc.	147,945
17,429	Cousins Properties, Inc.	162,787
6,010	CyrusOne, Inc.	354,169
52,620	DDR Corporation	481,999
3,950	Digital Realty Trust, Inc.	467,404
13,080	Douglas Emmett, Inc.	515,614
16,650	Duke Realty Corporation	479,853
14,210	Equity Commonwealth[l]	431,984
3,340	Equity Lifestyle Properties, Inc.	284,167
12,250	Franklin Street Properties Corporation	130,095
18,050	General Growth Properties, Inc.	374,898
15,400	HFF, Inc.	609,224
32,940	Highwoods Properties, Inc.	1,715,845
20,950	Hospitality Properties Trust	596,865
24,498	Host Hotels & Resorts, Inc.	452,968
54,205	InfraREIT, Inc.	1,212,566
16,888	Invitation Homes, Inc.[i]	382,513
32,002	Liberty Property Trust	1,314,002
11,389	Mid-America Apartment Communities, Inc.	1,217,256
51,380	Monmouth Real Estate Investment Corporation	831,842
22,539	National Storage Affiliates Trust	546,345
715	One Liberty Properties, Inc.	17,417
34,141	Outfront Media, Inc.	859,670
6,433	Pebblebrook Hotel Trust	232,489
9,470	Physicians Realty Trust	167,903
9,060	Ramco-Gershenson Properties Trust	117,871
3,600	RE/MAX Holdings, Inc.	228,780
3,660	Realogy Holdings Corporation	120,597
33,370	Retail Properties of America, Inc.	438,148
550	RMR Group, Inc.	28,243
1,750	Saul Centers, Inc.	108,342
9,640	SBA Communications Corporation[l]	1,388,642
67,650	Summit Hotel Properties, Inc.	1,081,724
13,266	Terreno Realty Corporation	479,964
37,220	UDR, Inc.	1,415,477
15,531	Urstadt Biddle Properties, Inc.	337,023
27,780	Weyerhaeuser Company	945,353
12,081	Xenia Hotels & Resorts, Inc.	254,305

	Total	24,750,438

Telecommunications Services (0.2%)
39,170	AT&T, Inc.	1,534,289
1,770	Spok Holdings, Inc.	27,169
180,629	Verizon Communications, Inc.	8,939,329
24,411	Vonage Holdings Corporation[l]	198,706

	Total	10,699,493

Utilities (0.4%)
39,700	AES Corporation	437,494
1,910	Alliant Energy Corporation	79,399
5,140	American States Water Company	253,145
6,086	Artesian Resources Corporation	230,051
46,987	CMS Energy Corporation	2,176,438
1,650	Connecticut Water Service, Inc.	97,845
4,790	Consolidated Water Company, Ltd.	61,312
1,130	Duke Energy Corporation	94,829
1,970	Edison International, Inc.	152,025
7,106	Eversource Energy	429,487
7,200	MDU Resources Group, Inc.	186,840
4,119	Middlesex Water Company	161,753
5,420	New Jersey Resources Corporation	228,453
13,030	NorthWestern Corporation	741,928

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
91

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (22.6%)	Value
Utilities (0.4%) - continued
5,590	NRG Energy, Inc.	$143,048
85,758	OGE Energy Corporation	3,089,861
156,080	PG&E Corporation	10,627,487
9,200	PNM Resources, Inc.	370,760
3,600	Portland General Electric Company	164,304
11,500	Public Service Enterprise Group, Inc.	531,875
3,540	Southwest Gas Holdings, Inc.	274,775
3,570	Spire, Inc.	266,500
1,670	UGI Corporation	78,256
198	Unitil Corporation	9,793

	Total	20,887,658

	Total Common Stock (cost $893,866,136)	1,140,952,983

Shares	Preferred Stock (<0.1%)	Value
Energy (<0.1%)
11,476	Alpha Natural Resources, Inc., 0.000%[l]	263,948
11,476	ANR Holdings, Inc., 0.000%[l]	71,151

	Total	335,099

	Total Preferred Stock (cost $43,843)	335,099

Shares	Collateral Held for Securities Loaned (0.7%)	Value
35,082,493	Thrivent Cash Management Trust	35,082,493

	Total Collateral Held for Securities Loaned (cost $35,082,493)	35,082,493

Shares or Principal Amount	Short-Term Investments (16.8%)[m]	Value
	Federal Home Loan Bank Discount Notes
2,200,000	1.020%, 10/6/2017[n]	2,199,758
10,100,000	1.050%, 10/11/2017[n]	10,097,495
500,000	1.020%, 10/18/2017[n]	499,780
200,000	1.030%, 11/3/2017[n]	199,822
200,000	1.030%, 11/7/2017[n]	199,800
4,600,000	1.039%, 11/10/2017[n]	4,595,018
300,000	1.020%, 11/13/2017[n]	299,650
800,000	1.035%, 11/17/2017[n]	798,978
1,300,000	1.040%, 11/28/2017[n]	1,297,942
	Thrivent Core Short-Term Reserve Fund
82,087,187	1.340%	820,871,869
	U.S. Treasury Bills
4,900,000	1.060%, 10/19/2017[n]	4,897,883
1,800,000	1.020%, 12/7/2017[o]	1,796,749
550,000	1.003%, 12/21/2017[o]	548,781
450,000	1.037%, 12/28/2017[o]	448,869

	Total Short-Term Investments (cost $848,749,831)	848,752,394

	Total Investments (cost $5,312,946,184) 113.2%	$5,719,980,135

	Other Assets and Liabilities, Net (13.2%)	(667,388,273)

	Total Net Assets 100.0%	$5,052,591,862

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d

Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the Notes to Financial Statements.

e

Denotes payment-in-kind security. The security paid an interest or dividend payment with additional fixed income or equity securities in lieu of, or in addition to a cash payment. The cash rate and/or payment-in-kind rate shown are as of 9/29/2017.

f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of September 29, 2017, the value of these investments was $199,204,363 or 3.9% of total net assets.

g	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 29, 2017.
h

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 29, 2017.

i	All or a portion of the security is on loan.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
k

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

l	Non-income producing security.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
o	At September 29, 2017, $2,587,814 of investments were segregated to cover exposure to a counterparty for margin on open mortgage-backed security transactions.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Moderately Conservative Allocation Portfolio as of September 29, 2017 was $81,916,647 or 1.6% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of September 29, 2017.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
92

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Security	Acquisition Date	Cost
ALM Loan Funding CLO, 10/17/2026	4/28/2017	$2,250,000
Angel Oak Mortgage Trust I, LLC, 7/25/2046	8/15/2016	873,075
Apidos CLO XVIII, 7/22/2026	4/4/2017	2,225,000
Ares XXXII CLO, Ltd., 11/15/2025	2/3/2017	1,500,000
Babson CLO, Ltd., 10/17/2026	3/10/2017	825,000
Betony CLO, Ltd., 4/15/2027	11/17/2016	750,000
Birchwood Park CLO, Ltd., 7/15/2026	2/14/2017	825,000
BlueMountain CLO, Ltd., 10/15/2026	4/10/2017	1,650,000
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	1/27/2017	825,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	670,695
Cent CLO 22, Ltd., 11/7/2026	11/1/2016	825,000
COLT Mortgage Loan Trust, 12/26/2046	12/14/2016	1,450,702
Digicel, Ltd., 4/15/2021	2/17/2016	2,581,047
DRB Prime Student Loan Trust, 7/25/2031	9/23/2015	512,442
DRB Prime Student Loan Trust, 10/27/2031	9/30/2016	1,524,797
DRB Prime Student Loan Trust, 1/25/2040	12/4/2015	2,695,322
Dryden 34 Senior Loan Fund CLO, 10/15/2026	3/1/2017	825,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	584,098
Galaxy XX CLO, Ltd., 7/20/2027	5/20/2015	2,650,000
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/7/2016	825,000
Golub Capital Partners CLO 22B, Ltd., 2/20/2027	2/6/2015	1,566,968
Golub Capital Partners CLO 23M, Ltd., 5/5/2027	5/18/2015	798,000
Limerock CLO III, LLC, 10/20/2026	1/30/2017	2,500,000
Madison Park Funding XIV, Ltd., 7/20/2026	4/13/2017	2,450,000
Magnetite XII, Ltd., 4/15/2027	11/17/2016	2,600,000
Mountain View CLO, Ltd., 7/15/2027	5/13/2015	2,618,201
Murray Hill Marketplace Trust, 11/25/2022	10/6/2016	640,463
Neuberger Berman CLO XIV, Ltd., 1/28/2030	4/19/2017	1,400,000
Neuberger Berman CLO, Ltd., 4/22/2029	4/27/2017	600,000
NZCG Funding CLO, Ltd., 4/27/2027	3/27/2015	2,650,000
Octagon Investment Partners XX, Ltd., 8/12/2026	4/21/2017	2,250,000
OHA Loan Funding, LLC, 10/20/2026	3/9/2017	2,500,000
OZLM VIII, Ltd., 10/17/2026	5/16/2017	825,000
Preston Ridge Partners Mortgage Trust, LLC, 1/25/2022	1/24/2017	1,378,911
Preston Ridge Partners Mortgage Trust, LLC, 9/25/2022	9/27/2017	5,399,478
Pretium Mortgage Credit Partners, LLC, 4/29/2032	3/31/2017	1,997,863
Race Point IX CLO, Ltd., 10/15/2030	8/28/2017	2,100,000
Shackleton, Ltd., 4/15/2027	12/16/2016	2,650,000
Stanwich Mortgage Loan Company, LLC, 3/16/2022	4/6/2017	1,915,409

Security	Acquisition Date	Cost
Sunset Mortgage Loan Company, LLC, 9/18/2045	10/2/2015	$538,952
Sunset Mortgage Loan Company, LLC, 7/16/2047	7/27/2016	1,628,156
Sunset Mortgage Loan Company, LLC, 6/15/2047	6/15/2017	3,607,079
Symphony CLO VIII, Ltd., 1/9/2023	9/15/2014	367,543
Symphony CLO XV, Ltd., 10/17/2026	2/16/2017	2,500,000
Vericrest Opportunity Loan Transferee, 2/25/2055	2/25/2015	372,448
Verus Securitization Trust, 7/25/2047	7/24/2017	3,555,577
Verus Securitization Trust, 1/25/2047	2/16/2017	2,479,150
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	823,763

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative Allocation Portfolio as of September 29, 2017:

Securities Lending Transactions
Taxable Debt Security	$18,292,291
Common Stock	15,519,605
Total lending	$33,811,896
Gross amount payable upon return of collateral for securities loaned	$35,082,493
Net amounts due to counterparty	$1,270,597

    Definitions:

ACES	-	Alternative Credit Enhancement Securities
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
Fac.	-	Facility/Facilities
PIK	-	Payment-In-Kind
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.
TIPS	-	Treasury Inflation Protected Security

Reference Rate Index:

12 MTA	-	12 Month Treasury Average
CMT 3M	-	Constant Maturity Treasury Yield 3 Month
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
LIBOR 6M	-	ICE Libor USD Rate 6 Month
LIBOR 12M	-	ICE Libor USD Rate 12 Month

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
93

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 29, 2017, in valuing Moderately Conservative Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	6,846,975	–	6,018,775	828,200
Capital Goods	9,268,656	–	6,404,325	2,864,331
Communications Services	35,280,873	–	31,382,336	3,898,537
Consumer Cyclical	12,793,004	–	12,468,004	325,000
Consumer Non-Cyclical	17,457,470	–	17,457,470	–
Energy	4,818,812	–	4,227,962	590,850
Financials	6,622,775	–	6,622,775	–
Technology	11,458,467	–	11,458,467	–
Transportation	4,514,202	–	3,612,466	901,736
Utilities	5,154,385	–	4,606,285	548,100
Long-Term Fixed Income
Asset-Backed Securities	104,023,060	–	101,923,060	2,100,000
Basic Materials	29,128,239	–	29,128,239	–
Capital Goods	44,106,996	–	44,106,996	–
Collateralized Mortgage Obligations	67,318,665	–	61,918,665	5,400,000
Commercial Mortgage-Backed Securities	66,447,839	–	66,447,839	–
Communications Services	89,280,320	–	89,280,320	–
Consumer Cyclical	62,974,092	–	62,974,092	–
Consumer Non-Cyclical	97,484,798	–	97,484,798	–
Energy	91,766,413	–	91,766,413	–
Financials	242,545,153	–	242,545,153	–
Foreign Government	9,338,978	–	9,338,978	–
Mortgage-Backed Securities	632,124,374	–	632,124,374	–
Technology	52,974,370	–	52,974,370	–
Transportation	14,014,300	–	14,014,300	–
U.S. Government and Agencies	473,535,690	–	473,535,690	–
Utilities	66,818,705	–	66,818,705	–
Registered Investment Companies
Affiliated Fixed Income Holdings	848,150,115	848,150,115	–	–
Affiliated Equity Holdings	511,735,672	511,735,672	–	–
Fixed Income Funds/Exchange Traded Funds	63,947,250	63,947,250	–	–
Equity Funds/Exchange Traded Funds	12,926,518	12,926,518	–	–
Common Stock
Consumer Discretionary	146,317,090	146,317,090	–	–
Consumer Staples	34,860,491	34,860,491	–	–
Energy	57,468,518	57,468,518	–	–
Financials	228,222,697	228,222,697	–	–
Health Care	138,467,849	138,467,849	–	–
Industrials	133,625,165	133,625,165	–	–
Information Technology	307,542,847	307,542,847	–	–
Materials	38,110,737	38,110,735	–	2
Real Estate	24,750,438	24,750,438	–	–
Telecommunications Services	10,699,493	10,699,493	–	–
Utilities	20,887,658	20,887,658	–	–
Preferred Stock
Energy	335,099	–	335,099	–
Short-Term Investments	27,880,525	–	27,880,525	–

Subtotal Investments in Securities	$4,864,025,773	$2,577,712,536	$2,268,856,481	$17,456,756

Other Investments *	Total
Short-Term Investments	820,871,869
Collateral Held for Securities Loaned	35,082,493

Subtotal Other Investments	$855,954,362

Total Investments at Value	$5,719,980,135

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
94

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	3,503,594	3,503,594	–	–

Total Asset Derivatives	$3,503,594	$3,503,594	$–	$–

Liability Derivatives
Futures Contracts	9,509,016	9,509,016	–	–

Total Liability Derivatives	$9,509,016	$9,509,016	$–	$–

There were no significant transfers between Levels during the period ended September 29, 2017. Transfers between Levels are identified as of the end of the period.

The following table presents Moderately Conservative Allocation Portfolio’s futures contracts held as of September 29, 2017. Investments and/or cash totaling $25,086,126 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 5-Yr. U.S. Treasury Bond Future	554	December 2017	$65,724,294	$65,095,000	($629,294)
CBOT U.S. Long Bond	876	December 2017	136,304,087	133,863,750	(2,440,337)
ICE mini MSCI EAFE Index	3,248	December 2017	318,182,044	321,292,160	3,110,116
ICE US mini MSCI Emerging Markets Index	199	December 2017	10,870,488	10,838,535	(31,953)
Total Futures Long Contracts					$8,532
CBOT 10-Yr. U.S. Treasury Bond Future	(25)	December 2017	($3,168,670)	($3,132,813)	$35,857
CBOT 2-Yr. U.S. Treasury Note	(575)	December 2017	(124,386,921)	(124,029,300)	357,621
CME E-mini NASDAQ 100 Index	(840)	December 2017	(99,581,273)	(100,506,000)	(924,727)
CME E-mini Russell 2000 Index	(144)	December 2017	(10,099,188)	(10,748,880)	(649,692)
S&P 400 Index Mini-Futures	(544)	December 2017	(93,297,413)	(97,686,080)	(4,388,667)
S&P 500 Index Futures	(114)	December 2017	(71,264,504)	(71,708,850)	(444,346)
Total Futures Short Contracts					($6,013,954)
Total Futures Contracts					($6,005,422)

Reference Description:

CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australasia and Far East
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International
S&P	-	Standard & Poor’s

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
95

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated portfolios.

A summary of transactions (in thousands) for the fiscal year to date, in Moderately Conservative Allocation Portfolio, is as follows:

Portfolio	Value 12/31/2016	Gross Purchases	Gross Sales	Gain/ (Loss)	Unrealized Appreciation/ (Depreciation)	Shares Held at 9/29/2017	Value 9/29/2017	Income Earned 1/1/2017 - 9/29/2017
Small Cap Stock	$36,799	$2,487	$–	$–	$10,608	2,124	$42,383	$139
Mid Cap Stock	75,029	6,629	–	–	23,372	4,289	83,149	282
Partner Worldwide Allocation	154,141	3,690	–	–	27,756	17,319	184,956	3,690
Large Cap Value	148,493	6,581	–	–	47,521	9,209	164,807	2,181
Large Cap Stock	31,286	662	–	–	9,426	2,637	36,441	445
High Yield	117,247	4,959	–	–	3,679	25,603	125,275	4,963
Income	356,411	9,958	–	–	15,551	36,371	375,136	9,126
Limited Maturity Bond	227,013	3,327	–	–	3,653	23,486	232,007	3,326
Cash Management Trust-Collateral Investment	78,436	175,065	218,419	–	–	35,082	35,082	168
Core Short-Term Reserve Fund	1,012,808	526,786	718,722	–	–	82,087	820,872	8,161
Core Emerging Market Debt	–	116,828	–	–	(1,096)	11,702	115,732	194
Total Value and Income Earned	$2,237,663			$–	$140,470		$2,215,840	$32,675

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
96

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Bank Loans (8.2%)[a]	Value
Basic Materials (0.6%)
	Arch Coal, Inc., Term Loan
$60,000	0.000%, (LIBOR 3M + 3.250%), 3/7/2024[b,c]	$60,169
	Big River Steel, LLC, Term Loan
60,000	6.333%, (LIBOR 3M + 5.000%), 8/15/2023[d]	60,600
	Contura Energy, Inc., Term Loan
130,950	6.280%, (LIBOR 2M + 5.000%), 3/17/2024	128,822
	Ineos Finance, LLC, Term Loan
74,064	3.985%, (LIBOR 1M + 2.750%), 3/31/2022	74,543
	Peabody Energy Corporation, Term Loan
97,269	4.735%, (LIBOR 1M + 3.500%), 3/31/2022	97,694
	Tronox Finance, LLC, Term Loan
135,000	0.000%, (LIBOR 3M + 3.000%), 9/14/2024[b,c]	135,478

	Total	557,306

Capital Goods (0.3%)
	Advanced Disposal Services, Inc., Term Loan
58,825	3.947%, (LIBOR 1W + 2.750%), 11/10/2023	59,168
	Berry Plastics Corporation, Term Loan
34,858	3.485%, (LIBOR 1M + 2.250%), 2/8/2020	34,961
70,000	3.485%, (LIBOR 1M + 2.250%), 1/6/2021	70,193
	Cortes NP Intermediate Holding II Corporation, Term Loan
130,000	5.239%, (LIBOR 1M + 4.000%), 11/30/2023	130,920

	Total	295,242

Communications Services (2.5%)
	Altice Financing SA, Term Loan
69,825	4.054%, (LIBOR 3M + 2.750%), 7/15/2025	69,869
	Altice US Finance I Corporation, Term Loan
84,788	3.485%, (LIBOR 1M + 2.250%), 7/14/2025	84,342
	Atlantic Broadband Penn, LLC, Term Loan
47,049	3.739%, (LIBOR 1M + 2.500%), 11/30/2019	46,716
	Beasley Broadcast Group, Inc., Term Loan
61,132	7.238%, (LIBOR 1M + 6.000%), 11/1/2023	61,743
	Birch Communication Inc., Term Loan
97,193	8.550%, (LIBOR 3M + 7.250%), 7/18/2020	80,913
	CBS Radio, Inc., Term Loan
30,000	0.000%, (LIBOR 3M + 2.750%), 10/17/2023[b,c]	30,038
44,908	4.737%, (LIBOR 1M + 3.500%), 10/17/2023	45,217

Principal Amount	Bank Loans (8.2%)[a]	Value
Communications Services (2.5%) - continued
	Cengage Learning Acquisitions, Term Loan
$161,081	5.485%, (LIBOR 1M + 4.250%), 6/7/2023	$148,165
	Charter Communications Operating, LLC, Term Loan
69,456	3.240%, (LIBOR 1M + 2.000%), 1/3/2021	69,620
	Cincinnati Bell, Inc., Term Loan
54,186	4.237%, (LIBOR 3M + 3.000%), 9/10/2020	54,209
	Coral-US Co-Borrower, LLC, Term Loan
245,000	4.735%, (LIBOR 1M + 3.500%), 11/19/2024	242,244
	CSC Holdings, LLC, Term Loan
89,775	3.484%, (LIBOR 1M + 2.250%), 7/17/2025	89,198
	Frontier Communications Corporation, Term Loan
109,725	4.990%, (LIBOR 1M + 3.750%), 6/1/2024	104,034
	Gray Television, Inc., Term Loan
69,475	3.737%, (LIBOR 1M + 2.500%), 2/7/2024	69,736
	Intelsat Jackson Holdings SA, Term Loan
42,173	4.071%, (LIBOR 3M + 2.750%), 6/30/2019	42,019
	Level 3 Financing, Inc., Term Loan
115,000	3.486%, (LIBOR 1M + 2.250%), 2/22/2024	114,910
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
145,000	4.804%, (LIBOR 3M + 3.500%), 1/7/2022[d]	134,850
	LTS Buyer, LLC, Term Loan
156,544	4.485%, (LIBOR 1M + 3.250%), 4/13/2020	156,642
	McGraw-Hill Global Education Holdings, LLC, Term Loan
133,312	5.235%, (LIBOR 1M + 4.000%), 5/4/2022	130,765
	Mediacom Illinois, LLC, Term Loan
64,675	3.450%, (LIBOR 1W + 2.250%), 2/15/2024	64,729
	NEP/NCP Holdco, Inc., Term Loan
94,519	4.485%, (LIBOR 1M + 3.250%), 7/21/2022	94,243
	SBA Senior Finance II, LLC, Term Loan
47,007	3.490%, (LIBOR 1M + 2.250%), 3/24/2021	47,113
	Sprint Communications, Inc., Term Loan
119,400	3.750%, (LIBOR 1M + 2.500%), 2/2/2024	119,475
	TNS, Inc., Term Loan
172,017	5.240%, (LIBOR 1M + 4.000%), 2/15/2020[b,c]	172,285

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
97

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Bank Loans (8.2%)[a]	Value
Communications Services (2.5%) - continued
	Univision Communications, Inc., Term Loan
$103,306	3.985%, (LIBOR 1M + 2.750%), 3/15/2024	$102,338

	Total	2,375,413

Consumer Cyclical (1.1%)
	Amaya Holdings BV, Term Loan
83,640	4.833%, (LIBOR 3M + 3.500%), 8/1/2021	83,849
	Boyd Gaming Corporation, Term Loan
58,514	3.694%, (LIBOR 1W + 2.500%), 9/15/2023	58,675
	Burlington Coat Factory Warehouse Corporation, Term Loan
86,035	3.990%, (LIBOR 1M + 2.750%), 7/29/2021	86,197
	Ceridian HCM Holding, Inc., Term Loan
48,978	4.737%, (LIBOR 1M + 3.500%), 9/15/2020	48,917
	Eldorado Resorts, Inc., Term Loan
41,457	3.563%, (LIBOR 1M + 2.250%), 4/17/2024	41,405
	Golden Nugget, Inc., Term Loan
125,000	0.000%, (LIBOR 3M + 3.250%), 10/4/2023[b,c]	125,625
	IMG Worldwide, Inc., Term Loan
40,000	8.490%, (LIBOR 1M + 7.250%), 5/6/2022	40,400
	Michaels Stores, Inc., Term Loan
71,524	3.985%, (LIBOR 1M + 2.750%), 1/28/2023	71,448
	Mohegan Tribal Gaming Authority, Term Loan
148,875	5.235%, (LIBOR 1M + 4.000%), 10/13/2023	150,204
	Scientific Games International, Inc., Term Loan
230,000	4.514%, (LIBOR 2M + 3.250%), 8/14/2024	230,216
	Seminole Hard Rock Entertainment, Inc., Term Loan
48,359	4.083%, (LIBOR 3M + 2.750%), 5/14/2020	48,419

	Total	985,355

Consumer Non-Cyclical (1.1%)
	Air Medical Group Holdings, Inc., Term Loan
199,970	5.237%, (LIBOR 1M + 4.000%), 4/28/2022	199,670
55,000	0.000%, (LIBOR 1M + 4.000%), 9/26/2024[b,c]	54,931
	CHS/Community Health Systems, Inc., Term Loan
29,434	4.067%, (LIBOR 3M + 2.750%), 12/31/2019	29,247
100,876	4.317%, (LIBOR 3M + 3.000%), 1/27/2021	100,149
	Endo Luxembourg Finance Company I SARL., Term Loan
94,762	5.500%, (LIBOR 1M + 4.250%), 4/27/2024	95,591

Principal Amount	Bank Loans (8.2%)[a]	Value
Consumer Non-Cyclical (1.1%) - continued
	Grifols Worldwide Operations USA, Inc., Term Loan
$104,475	3.447%, (LIBOR 1W + 2.250%), 1/23/2025	$104,634
	JBS USA LUX SA, Term Loan
109,450	3.804%, (LIBOR 3M + 2.500%), 10/30/2022	108,082
	Libbey Glass, Inc., Term Loan
66,597	4.235%, (LIBOR 1M + 3.000%), 4/9/2021	61,269
	Ortho-Clinical Diagnostics, Inc., Term Loan
135,670	5.083%, (LIBOR 3M + 3.750%), 6/30/2021	135,996
	Valeant Pharmaceuticals International, Inc., Term Loan
169,331	5.990%, (LIBOR 1M + 4.750%), 4/1/2022	172,311

	Total	1,061,880

Energy (0.2%)
	Houston Fuel Oil Terminal, LLC, Term Loan
68,934	4.830%, (LIBOR 3M + 3.500%), 8/19/2021	68,978
	MEG Energy Corporation, Term Loan
69,650	4.833%, (LIBOR 3M + 3.500%), 12/31/2023	69,323
	MRC Global US, Inc., Term Loan
45,000	0.000%, (LIBOR 1M + 3.500%), 9/15/2024[b,c,d]	45,450
	Pacific Drilling SA, Term Loan
77,558	4.875%, (LIBOR 3M + 3.500%), 6/3/2018	22,153

	Total	205,904

Financials (0.8%)
	ASP AMC Merger Sub, Inc., Term Loan
196,688	4.833%, (LIBOR 3M + 3.500%), 4/13/2024	193,901
	Avolon TLB Borrower 1 (Luxembourg) SARL, Term Loan
49,875	3.986%, (LIBOR 1M + 2.750%), 3/20/2022	49,968
	Avolon TLB Borrower 1 US, LLC, Term Loan
130,000	0.000%, (LIBOR 3M + 2.250%), 4/3/2022[b,c]	130,243
	Colorado Buyer, Inc., Term Loan
114,712	4.310%, (LIBOR 3M + 3.000%), 5/1/2024	115,094
70,000	8.570%, (LIBOR 3M + 7.250%), 5/1/2025	70,933
	DJO Finance, LLC, Term Loan
39,200	4.486%, (LIBOR 1M + 3.250%), 6/7/2020	39,135
	Gartner, Inc., Term Loan
29,850	3.235%, (LIBOR 1M + 2.000%), 4/5/2024[d]	30,074

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
98

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Bank Loans (8.2%)[a]	Value
Financials (0.8%) - continued
	MoneyGram International, Inc., Term Loan
$115,920	4.583%, (LIBOR 3M + 3.250%), 3/28/2020	$115,703

	Total	745,051

Technology (0.9%)
	First Data Corporation, Term Loan
133,360	3.737%, (LIBOR 1M + 2.500%), 4/26/2024	133,766
	Harland Clarke Holdings Corporation, Term Loan
76,243	7.333%, (LIBOR 3M + 6.000%), 12/31/2021	76,624
73,621	6.833%, (LIBOR 3M + 5.500%), 2/9/2022	73,943
	Micron Technologies, Inc., Term Loan
49,748	3.740%, (LIBOR 1M + 2.500%), 4/26/2022	50,063
	ON Semiconductor Corporation, Term Loan
37,087	3.485%, (LIBOR 1M + 2.250%), 3/31/2023	37,199
	Rackspace Hosting, Inc., Term Loan
54,863	4.311%, (LIBOR 3M + 3.000%), 11/3/2023	54,712
	RP Crown Parent, LLC, Term Loan
104,213	4.735%, (LIBOR 1M + 3.500%), 10/12/2023	104,752
	Western Digital Corporation, Term Loan
118,851	3.985%, (LIBOR 1M + 2.750%), 4/29/2023	119,475
	Xerox Business Services, LLC, Term Loan
124,373	5.235%, (LIBOR 1M + 4.000%), 12/7/2023	124,763
	Zayo Group, LLC, Term Loan
84,575	3.237%, (LIBOR 1M + 2.000%), 1/19/2021	84,561

	Total	859,858

Transportation (0.4%)
	Arctic LNG Carriers, Ltd., Term Loan
219,450	5.735%, (LIBOR 1M + 4.500%), 5/18/2023	220,960
	OSG Bulk Ships, Inc., Term Loan
83,055	5.570%, (LIBOR 3M + 4.250%), 8/5/2019[d]	78,902
	XPO Logistics, Inc., Term Loan
60,000	3.554%, (LIBOR 3M + 2.250%), 10/30/2021	60,105

	Total	359,967

Utilities (0.3%)
	Calpine Corporation, Term Loan
34,394	4.090%, (LIBOR 3M + 2.750%), 1/15/2024	34,309
	HD Supply Waterworks, Term Loan
75,000	4.455%, (LIBOR 6M + 3.000%), 7/21/2024	75,094
	Intergen NV, Term Loan
64,027	5.840%, (LIBOR 3M + 4.500%), 6/13/2020	63,947

Principal Amount	Bank Loans (8.2%)[a]	Value
Utilities (0.3%) - continued
	Talen Energy Supply, LLC, Term Loan
$74,587	5.235%, (LIBOR 1M + 4.000%), 7/6/2023	$72,630

	Total	245,980

	Total Bank Loans (cost $7,759,667)	7,691,956

Shares	Common Stock (65.0%)	Value
Consumer Discretionary (9.6%)
1,530	Amazon.com, Inc.[e]	1,470,866
14,582	American Axle & Manufacturing Holdings, Inc.[e]	256,352
600	AOKI Holdings, Inc.	7,876
2,200	Bandai Namco Holdings, Inc.	75,581
2,352	Barratt Developments plc	19,376
3,138	Berkeley Group Holdings plc	156,387
782	Breville Group, Ltd.	6,955
5,000	Bridgestone Corporation	227,019
1,792	Burlington Stores, Inc.[e]	171,064
269	Cie Generale des Etablissements Michelin	39,247
24,392	Comcast Corporation	938,604
4,300	Denso Corporation	217,625
3,026	Dollar Tree, Inc.[e]	262,717
5,575	Eutelsat Communications	165,034
3,390	General Motors Company	136,888
1,700	Heiwa Corporation	33,687
13,600	Honda Motor Company, Ltd.	401,751
1,522	Hugo Boss AG	134,296
254	i-CABLE Communications, Ltd.[c,e]	8
6,300	Inchcape plc	72,868
478	Ipsos SA	16,544
1,118	JM AB	35,173
148	Linamar Corporation	9,031
5,676	Marks and Spencer Group plc	26,874
1,675	Netflix, Inc.[e]	303,761
3,996	Newell Brands, Inc.	170,509
505	Nexity SA	30,860
848	Next plc	59,778
7,070	NIKE, Inc.	366,580
38,100	Nissan Motor Company, Ltd.	377,442
2,643	Nutrisystem, Inc.	147,744
5,017	Peugeot SA	119,430
250	Priceline Group, Inc.[e]	457,705
3,790	Restaurant Brands International, Inc.	242,105
600	Sangetsu Company, Ltd.	10,315
3,503	Six Flags Entertainment Corporation	213,473
75	SSP Group plc	540
7,277	Starbucks Corporation	390,848
3,800	Sumitomo Rubber Industries, Ltd.	69,746
11,440	Time, Inc.	154,440
5,532	Toll Brothers, Inc.	229,412
900	Toyoda Gosei Company, Ltd.	21,269
2,600	TV Asahi Holdings Corporation	51,915
5,940	Walt Disney Company	585,506
1,146	Wolters Kluwer NV	52,962
1,600	Yokohama Rubber Company, Ltd.	32,997

	Total	8,971,160

Consumer Staples (3.6%)
8,078	Altria Group, Inc.	512,307
800	Arcs Company, Ltd.	18,042
1,101	Coca-Cola Amatil, Ltd.	6,683
15,900	Cott Corporation	238,659

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
99

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Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (65.0%)	Value
Consumer Staples (3.6%) - continued
133	Ebro Foods SA	$3,152
1,163	ForFarmers BV	15,120
2,067	Grieg Seafood ASA	20,355
485	Henkel AG & Company KGaA	59,059
400	Kesko Oyj	21,459
1,100	Kewpie Corporation	26,539
900	Lawson, Inc.	59,598
3	Lindt & Spruengli AG	17,117
200	Ministop Company, Ltd.	3,884
9,349	Philip Morris International, Inc.	1,037,832
600	Seven & I Holdings Company, Ltd.	23,181
11,391	Unilever NV	673,329
10,284	Unilever plc	595,230
13,000	Want Want China Holdings, Ltd.	9,159

	Total	3,340,705

Energy (3.8%)
481	Arch Coal, Inc.	34,507
86,522	BP plc	554,259
478	Contura Energy, Inc.	28,336
19,630	Halliburton Company	903,569
3,558	OMV AG	207,431
5,252	Parsley Energy, Inc.[e]	138,338
5,560	Pioneer Natural Resources Company	820,322
5,226	Repsol SA	96,442
3,279	Royal Dutch Shell plc	99,312
1,157	Royal Dutch Shell plc, Class A	34,967
7,467	Royal Dutch Shell plc, Class B	229,880
2,112	Statoil ASA	42,461
1,382	TGS Nopec Geophysical Company ASA	32,951
3,271	Total SA	175,633
3,271	Total SA Rights[d,e]	251
14,966	WPX Energy, Inc.[e]	172,109

	Total	3,570,768

Financials (9.4%)
1,007	Aareal Bank AG	42,688
3,143	ABN AMRO Group NVf	94,114
5,765	Aegon NV	33,604
789	Affiliated Managers Group, Inc.	149,776
8,799	Apollo Investment Corporation	53,762
4,040	Ares Capital Corporation	66,216
807	ASX, Ltd.	33,262
7,315	Australia & New Zealand Banking Group, Ltd.	170,393
23,237	Aviva plc	160,380
20,706	Banco Bilbao Vizcaya Argentaria SA	185,119
4,043	Bank of Nova Scotia	259,867
4,576	Bank of the Ozarks, Inc.	219,877
1,772	CI Financial Corporation	38,756
9,796	Citigroup, Inc.	712,561
1,294	Close Brothers Group plc	25,588
6,222	CNP Assurances	145,863
2,000	Concordia Financial Group, Ltd.	9,892
2,313	Danske Bank AS	92,690
23,092	Direct Line Insurance Group plc	112,575
14,210	E*TRADE Financial Corporation[e]	619,698
6,154	Encore Capital Group, Inc.[e]	272,622
505	Euronext NVf	30,743
23,182	FlexiGroup, Ltd.	28,337
2,332	Genworth MI Canada, Inc.	69,208
2,720	Goldman Sachs Group, Inc.	645,157
1,569	Hannover Rueckversicherung SE	189,232
1,419	Hargreaves Lansdown plc	28,158
900	Hokuhoku Financial Group, Inc.	14,487

Shares	Common Stock (65.0%)	Value
Financials (9.4%) - continued
72,134	HSBC Holdings plc	$713,104
2,501	ING Groep NV	46,099
863	Intact Financial Corporation	71,288
1,404	Interactive Brokers Group, Inc.	63,236
6,230	Intercontinental Exchange, Inc.	428,001
12,182	KeyCorp	229,265
965	Macquarie Group, Ltd.	69,090
2,630	Meta Financial Group, Inc.	206,192
6,528	MetLife, Inc.	339,130
4,600	Mitsubishi UFJ Financial Group, Inc.	29,908
54,600	Mizuho Financial Group, Inc.	95,716
162	Muenchener Rueckversicherungs- Gesellschaft AG	34,672
2,671	National Bank of Canada	128,546
6,104	Nordea Bank AB	82,875
20,192	Old Mutual plc	52,600
1,127	Pargesa Holding SA	93,774
1,530	Plus500, Ltd.	18,390
2,634	Power Corporation of Canada	66,940
16,710	Santander Consumer USA Holdings Inc.[e]	256,833
1,650	Schroders plc	74,228
2,843	SCOR SE	119,232
10,200	Senshu Ikeda Holdings, Inc.	39,294
2,829	Societe Generale	165,782
17,890	Synchrony Financial	555,484
830	Talanx AG	33,581
1,463	TD Ameritrade Holding Corporation	71,394
99	TMX Group, Ltd.	5,594
139	Vienna Insurance Group AG Wiener Versicherung Gruppe	4,107
4,402	Zions Bancorporation	207,686
20	Zurich Insurance Group AG	6,112

	Total	8,812,778

Health Care (7.2%)
5,061	Acadia Healthcare Company, Inc.[e]	241,713
359	Ansell, Ltd.	6,291
200	Anthem, Inc.	37,976
17,400	Astellas Pharmaceutical, Inc.	221,459
5,246	Celgene Corporation[e]	764,972
2,310	CIGNA Corporation	431,832
49	Danaher Corporation	4,203
7,520	GlaxoSmithKline plc ADR	305,312
5,352	Hologic, Inc.[e]	196,365
124	Le Noble Age SA	8,267
8,883	Medtronic plc	690,831
2,388	Merck KGaA	265,958
6,424	Novartis AG	551,018
13,524	Novo Nordisk AS	650,217
1,110	Teleflex, Inc.	268,587
7,319	UnitedHealth Group, Inc.	1,433,426
1,456	Waters Corporation[e]	261,381
3,689	Zimmer Biomet Holdings, Inc.	431,945

	Total	6,771,753

Industrials (6.9%)
2,937	Adecco SA	228,806
800	Asahi Glass Company, Ltd.	29,714
3,075	Atlas Copco AB	119,457
11,500	CK Hutchison Holdings, Ltd.	147,295
8,190	CSX Corporation	444,389
3,850	Cummins, Inc.	646,915
1,000	Dai Nippon Printing Company, Ltd.	23,981
6,530	Delta Air Lines, Inc.	314,877
1,367	Deutsche Lufthansa AG	38,014

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
100

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Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (65.0%)	Value
Industrials (6.9%) - continued
8,060	Eaton Corporation plc	$618,927
921	Ferguson plc	60,426
608	Finning International, Inc.	13,902
10,783	GWA Group, Ltd.	22,156
800	Hitachi Transport System, Ltd.	18,540
3,617	Illinois Tool Works, Inc.	535,171
1,300	Inaba Denki Sangyo Company, Ltd.	53,958
17,700	ITOCHU Corporation	290,011
600	KITZ Corporation	4,895
588	Loomis AB	23,369
2,900	Marubeni Corporation	19,825
3,275	Masonite International Corporation[e]	226,630
7,328	Meggitt plc	51,184
1,616	Middleby Corporation[e]	207,123
2,000	Mitsuboshi Belting, Ltd.	24,140
6,825	Monadelphous Group, Ltd.	84,302
4,190	National Express Group plc	19,870
3,400	Nitto Kogyo Corporation	60,146
1,277	Northgate plc	7,422
2,740	Oshkosh Corporation	226,160
6,858	PageGroup plc	45,800
4,114	RELX NV	87,519
238	Rockwool International AS	64,622
4,524	Saia, Inc.[e]	283,429
374	Schindler Holding AG, Participation Certificate	82,653
1,726	Siemens AG	243,553
9,198	SKF AB	200,816
3,000	Smiths Group plc	63,449
14,100	Sojitz Corporation	39,015
553	Spirax-Sarco Engineering plc	40,970
408	Sulzer, Ltd.	48,201
500	Taikisha, Ltd.	13,791
6,055	Team, Inc.[e]	80,834
2,900	Teijin, Ltd.	57,214
1,300	Toppan Forms Company, Ltd.	13,798
930	Transcontinental, Inc.	19,222
1,000	Tsubakimoto Chain Company	7,992
2,361	Vinci SA	224,325
1,370	WABCO Holdings, Inc.[e]	202,760
764	WSP Global, Inc.	31,785
2,942	YIT Oyj	24,074
600	Yuasa Trading Company, Ltd.	21,209

	Total	6,458,636

Information Technology (10.7%)
967	Alliance Data Systems Corporation	214,239
660	Alphabet, Inc., Class Ae	642,655
571	Alphabet, Inc., Class Ce	547,652
2	Alten SA	181
11,276	Apple, Inc.	1,737,857
241	BKW FMB Energie	14,478
1,800	Canon, Inc.	61,598
2,591	Capgemini SA	303,727
1,132	Capital Power Corporation	22,381
10,192	Ciena Corporation[e]	223,918
16,381	Cisco Systems, Inc.	550,893
3,380	Dolby Laboratories, Inc.	194,418
1,843	F5 Networks, Inc.[e]	222,192
4,520	Facebook, Inc.[e]	772,332
8,173	Finisar Corporation[e]	181,195
4,000	FUJIFILM Holdings NPV	155,405
7,278	Juniper Networks, Inc.	202,547
7,100	Konica Minolta Holdings, Inc.	58,335
400	Kulicke and Soffa Industries, Inc.[e]	8,628
8,080	Microsoft Corporation	601,879

Shares	Common Stock (65.0%)	Value
Information Technology (10.7%) - continued
1,800	NEC Networks & System Integration Corporation	$43,004
5,216	New Relic, Inc.[e]	259,757
63	NVIDIA Corporation	11,263
13,130	PayPal Holdings, Inc.[e]	840,714
2,870	Red Hat, Inc.[e]	318,168
3,500	Salesforce.com, Inc.[e]	326,970
541	SMA Solar Technology AG	21,226
7,431	Twitter, Inc.[e]	125,361
9,520	Visa, Inc.	1,001,885
4,749	Xilinx, Inc.	336,372

	Total	10,001,230

Materials (2.4%)
900	Adeka Corporation	16,423
1,350	APERAM	70,747
570	Ashland Global Holdings, Inc.	37,272
1,648	BHP Billiton plc	29,080
5,684	BHP Billiton, Ltd.	115,270
1,440	Crown Holdings, Inc.[e]	85,997
7,800	Daicel Corporation	94,050
520	Eagle Materials, Inc.	55,484
4,796	Evonik Industries AG	171,468
1,031	FMC Corporation	92,079
3,526	Granges AB	40,414
1,500	JSR Corporation	28,521
1,000	Kaneka Corporation	7,770
7,000	Kuraray Company, Ltd.	130,969
3,900	Kyoei Steel, Ltd.	60,860
854	Mondi plc	22,960
1,273	Neenah Paper, Inc.	108,905
200	Nippon Shokubai Company, Ltd.	14,137
22,628	Norsk Hydro ASA	165,112
5,000	Oji Holdings Corporation	26,998
1,200	Packaging Corporation of America	137,616
800	Rengo Company, Ltd.	4,762
618	Rio Tinto, Ltd.	32,392
1,460	Sensient Technologies Corporation	112,303
1,583	Solvay SA	236,655
100	Sumitomo Seika Chemicals Company, Ltd.	4,783
2,300	Toagosei Company, Ltd.	30,833
9,298	UPM-Kymmene Oyj	252,264
2,117	Valvoline, Inc.	49,644
2,518	Verso Corporation[e]	12,817
600	Yamato Kogyo Company, Ltd.	16,263

	Total	2,264,848

Real Estate (9.2%)
650	Acadia Realty Trust	18,603
350	Agree Realty Corporation	17,178
2,991	Alexandria Real Estate Equities, Inc.	355,839
2,423	Alstria Office REIT AG	34,637
300	American Assets Trust, Inc.	11,931
900	American Campus Communities, Inc.	39,735
2,100	American Homes 4 Rent	45,591
427	American Tower Corporation	58,362
1,400	Apartment Investment & Management Company	61,404
1,700	Apple Hospitality REIT, Inc.	32,147
250	Armada Hoffler Properties, Inc.	3,452
926	Artis Real Estate Investment Trust	9,811
1,000	AvalonBay Communities, Inc.	178,420
492	Bluerock Residential Growth REIT, Inc.	5,442
1,741	Boston Properties, Inc.	213,934

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
101

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Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (65.0%)	Value
Real Estate (9.2%) - continued
1,300	Brandywine Realty Trust	$22,737
8,534	British Land Company plc	68,901
2,702	Brixmor Property Group, Inc.	50,798
3,347	Camden Property Trust	306,083
356	Chesapeake Lodging Trust	9,601
200	City Office REIT, Inc.	2,754
3,798	Colony NorthStar, Inc.	47,703
600	Colony Starwood Homes	21,822
300	Columbia Property Trust, Inc.	6,531
700	CoreCivic, Inc.	18,739
250	CoreSite Realty Corporation	27,975
700	Corporate Office Properties Trust	22,981
2,656	Cousins Properties, Inc.	24,807
1,371	Crown Castle International Corporation	137,073
1,700	CubeSmart	44,132
650	CyrusOne, Inc.	38,304
100	Daito Trust Construction Company, Ltd.	18,218
700	DCT Industrial Trust, Inc.	40,544
2,400	DDR Corporation	21,984
17,701	DEXUS Property Group	132,092
1,372	DiamondRock Hospitality Company	15,023
1,617	Digital Realty Trust, Inc.	191,340
900	Douglas Emmett, Inc.	35,478
11,246	Duke Realty Corporation	324,110
121	EastGroup Properties, Inc.	10,663
400	Education Realty Trust, Inc.	14,372
553	Empire State Realty Trust, Inc.	11,359
456	EPR Properties	31,801
810	Equinix, Inc.	361,503
800	Equity Commonwealth[e]	24,320
600	Equity Lifestyle Properties, Inc.	51,048
3,670	Equity Residential	241,963
480	Essex Property Trust, Inc.	121,934
950	Extra Space Storage, Inc.	75,924
500	Federal Realty Investment Trust	62,105
1,100	First Industrial Realty Trust, Inc.	33,099
1,777	Forest City Realty Trust, Inc.	45,331
700	Franklin Street Properties Corporation	7,434
1,400	Gaming and Leisure Properties, Inc.	51,646
14,884	General Growth Properties, Inc.	309,141
900	GEO Group, Inc.	24,210
1,360	Gramercy Property Trust	41,140
1,542	H&R Real Estate Investment Trust	26,620
12,000	Hang Lung Properties, Ltd.	28,570
3,450	HCP, Inc.	96,013
1,200	Healthcare Realty Trust, Inc.	38,808
1,650	Healthcare Trust of America, Inc.	49,170
1,100	Highwoods Properties, Inc.	57,299
1,300	Hospitality Properties Trust	37,037
5,671	Host Hotels & Resorts, Inc.	104,857
1,350	Hudson Pacific Properties, Inc.	45,265
20,000	Hysan Development Company, Ltd.	94,361
950	Invitation Homes, Inc.	21,518
1,700	Iron Mountain, Inc.	66,130
1,030	JBG SMITH Properties[e]	35,236
800	Kilroy Realty Corporation	56,896
3,000	Kimco Realty Corporation	58,650
400	Kite Realty Group Trust	8,100
467	Lamar Advertising Company	32,004
700	LaSalle Hotel Properties	20,314
1,100	Liberty Property Trust	45,166
313	Life Storage, Inc.	25,607
975	Macerich Company	53,596

Shares	Common Stock (65.0%)	Value
Real Estate (9.2%) - continued
600	Mack-Cali Realty Corporation	$14,226
2,500	Medical Properties Trust, Inc.	32,825
100	MGM Growth Properties, LLC	3,021
834	Mid-America Apartment Communities, Inc.	89,138
400	National Health Investors, Inc.	30,916
1,600	National Retail Properties, Inc.	66,656
201	National Storage Affiliates Trust	4,872
92	NexPoint Residential Trust, Inc.	2,183
1,100	Omega Healthcare Investors, Inc.	35,101
800	Outfront Media, Inc.	20,144
353	Paramount Group, Inc.	5,648
847	Park Hotels & Resorts, Inc.	23,343
400	Pebblebrook Hotel Trust	14,456
2,500	Physicians Realty Trust	44,325
300	Piedmont Office Realty Trust, Inc.	6,048
6,245	Prologis, Inc.	396,308
1,468	Public Storage, Inc.	314,137
338	QTS Realty Trust, Inc.	17,698
630	Quality Care Properties, Inc.[e]	9,765
500	Ramco-Gershenson Properties Trust	6,505
1,927	Realty Income Corporation	110,205
1,420	Regency Centers Corporation	88,097
650	Retail Opportunity Investments Corporation	12,356
1,300	Retail Properties of America, Inc.	17,069
1,538	RLJ Lodging Trust	33,836
6,000	Road King Infrastructure, Ltd.	9,694
300	Ryman Hospitality Properties	18,747
1,529	Sabra Health Care REIT, Inc.	33,546
1,323	Senior Housing Property Trust	25,865
3,375	Simon Property Group, Inc.	543,409
800	SL Green Realty Corporation	81,056
3,100	Spirit Realty Capital, Inc.	26,567
300	STAG Industrial, Inc.	8,241
30,399	Stockland	102,660
1,596	Store Capital Corporation	39,693
1,435	Summit Hotel Properties, Inc.	22,946
600	Sun Communities, Inc.	51,408
5,000	Sun Hung Kai Properties, Ltd.	81,451
1,621	Sunstone Hotel Investors, Inc.	26,049
2,000	Swire Pacific, Ltd.	19,471
1,268	TAG Immobilien AG	21,331
638	Tanger Factory Outlet Centers, Inc.	15,580
450	Taubman Centers, Inc.	22,365
2,050	UDR, Inc.	77,961
600	Urban Edge Properties	14,472
200	Urstadt Biddle Properties, Inc.	4,340
2,600	Ventas, Inc.	169,338
7,242	VEREIT, Inc.	60,036
2,060	Vornado Realty Trust	158,373
700	Washington Prime Group, Inc.	5,831
200	Washington REIT	6,552
800	Weingarten Realty Investors	25,392
2,799	Welltower, Inc.	196,714
14,700	Wing Tai Holdings, Ltd.	23,433
500	WP Carey, Inc.	33,695
700	Xenia Hotels & Resorts, Inc.	14,735

	Total	8,576,255

Telecommunications Services (1.3%)
1,580	Freenet AG	52,877
46,042	KCOM Group plc	61,079
4,300	Nippon Telegraph & Telephone Corporation	197,029
20,800	NTT DOCOMO, Inc.	475,421

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
102

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (65.0%)	Value
Telecommunications Services (1.3%) - continued
1,650	Proximus SA	$56,882
5,601	TDC AS	32,847
4,600	Telefonica Deutschland Holding AG	25,850
14,155	Telenor ASA	299,868

	Total	1,201,853

Utilities (0.9%)
962	Canadian Utilities, Ltd.	29,876
6,200	Chubu Electric Power Company, Inc.	77,053
300	Electric Power Development Company, Ltd.	7,536
15,351	Electricidade de Portugal SA	57,884
149	Elia System Operator SA	8,631
9,376	MDU Resources Group, Inc.	243,307
5,292	New Jersey Resources Corporation	223,058
10,000	Osaka Gas Company, Ltd.	185,864
10,435	Redes Energeticas Nacionais SGPS SA	34,007
772	Verbund AG	18,208

	Total	885,424

	Total Common Stock (cost $53,368,767)	60,855,410

Principal Amount	Long-Term Fixed Income (17.1%)	Value
Asset-Backed Securities (0.1%)
	Earnest Student Loan Program, LLC
94,626	2.680%, 7/25/2035, Ser. 2016-C, Class A2[f]	94,458
	SoFi Consumer Loan Program, LLC
36,738	3.280%, 1/26/2026, Ser. 2017-1, Class Af	37,221

	Total	131,679

Basic Materials (0.4%)
	Alcoa Nederland Holding BV
15,000	6.750%, 9/30/2024[f]	16,612
	Anglo American Capital plc
13,000	4.125%, 9/27/2022[f]	13,503
	ArcelorMittal SA
50,000	6.000%, 3/1/2021	54,875
	BWAY Holding Company
30,000	5.500%, 4/15/2024[f]	31,313
	Dow Chemical Company
10,000	8.550%, 5/15/2019	11,043
	EI du Pont de Nemours & Company
14,000	2.200%, 5/1/2020	14,088
	First Quantum Minerals, Ltd.
55,000	7.000%, 2/15/2021[f]	56,581
	FMG Resources Property, Ltd.
30,000	5.125%, 5/15/2024[f]	30,450
	Kinross Gold Corporation
7,000	5.125%, 9/1/2021	7,508
	LyondellBasell Industries NV
10,000	5.000%, 4/15/2019	10,375
	Peabody Securities Finance Corporation
30,000	6.375%, 3/31/2025[f]	30,825
	RPM International, Inc., Convertible
8,000	2.250%, 12/15/2020	9,220
	Sherwin-Williams Company
13,000	2.250%, 5/15/2020	13,049
	Steel Dynamics, Inc.
30,000	5.000%, 12/15/2026	32,025

Principal Amount	Long-Term Fixed Income (17.1%)	Value
Basic Materials (0.4%) - continued
	Vale Overseas, Ltd.
$7,000	5.875%, 6/10/2021	$7,709
	Xstrata Finance Canada, Ltd.
10,000	4.950%, 11/15/2021[f]	10,799

	Total	349,975

Capital Goods (0.4%)
	AECOM
50,000	5.875%, 10/15/2024	55,385
	Ashtead Capital, Inc.
20,000	4.125%, 8/15/2025[f]	20,600
	Bombardier, Inc.
30,000	7.500%, 3/15/2025[f]	29,925
	Building Materials Corporation of America
50,000	6.000%, 10/15/2025[f]	54,548
	Cemex SAB de CV
55,000	5.700%, 1/11/2025[f]	58,630
	Cintas Corporation No. 2
10,000	2.900%, 4/1/2022	10,184
	Crown Americas Capital Corporation IV
50,000	4.500%, 1/15/2023	52,625
	General Electric Company
16,000	5.000%, 1/21/2021[g]	16,923
	Lockheed Martin Corporation
10,000	2.500%, 11/23/2020	10,147
	Rockwell Collins, Inc.
10,000	1.950%, 7/15/2019	9,999
	Roper Industries, Inc.
11,000	2.050%, 10/1/2018	11,026
	United Rentals North America, Inc.
55,000	5.500%, 7/15/2025	59,054

	Total	389,046

Collateralized Mortgage Obligations (1.6%)
	Alternative Loan Trust
111,374	5.500%, 10/25/2035, Ser. 2005-47CB, Class A7	95,338
	Angel Oak Mortgage Trust
8,480	4.500%, 11/25/2045, Ser. 2015-1, Class A*,h	8,469
	Banc of America Alternative Loan Trust
38,017	6.000%, 11/25/2035, Ser. 2005-10, Class 3CB1	33,596
	CHL Mortgage Pass-Through Trust
62,292	3.364%, 1/25/2036, Ser. 2005-31, Class 4A2	56,532
	Citigroup Mortgage Loan Trust, Inc.
16,008	3.678%, 3/25/2037, Ser. 2007-AR4, Class 2A1A	13,384
	CitiMortgage Alternative Loan Trust
65,306	5.750%, 4/25/2037, Ser. 2007-A4, Class 1A5	57,618
	Countrywide Alternative Loan Trust
62,039	6.500%, 8/25/2036, Ser. 2006-23CB, Class 2A3	42,514
197,160	6.000%, 4/25/2037, Ser. 2007-7T2, Class A9	139,373
	Credit Suisse First Boston Mortgage Securities Corporation
34,216	5.250%, 10/25/2035, Ser. 2005-9, Class 1A3	33,286

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
103

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (17.1%)	Value
Collateralized Mortgage Obligations (1.6%) - continued
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
$39,851	5.500%, 11/25/2035, Ser. 2005-5, Class 1A4	$40,746
	J.P. Morgan Alternative Loan Trust
111,068	6.500%, 3/25/2036, Ser. 2006-S1, Class 1A19	99,769
	J.P. Morgan Mortgage Trust
59,393	3.224%, 6/25/2035, Ser. 2005-A3, Class 3A4	59,510
42,877	3.337%, 6/25/2035, Ser. 2005-A3, Class 4A1	43,295
39,817	3.583%, 8/25/2035, Ser. 2005-A5, Class 1A2	39,667
56,846	3.393%, 1/25/2037, Ser. 2006-A7, Class 2A2	56,893
	Mill City Mortgage Loan Trust
89,062	2.750%, 11/25/2058, Ser. 2017-1, Class A1[f]	89,549
	MortgageIT Trust
47,487	1.497%, (LIBOR 1M + 0.260%), 12/25/2035, Ser. 2005-5, Class A1[i]	47,426
	New York Mortgage Trust
54,733	3.616%, 5/25/2036, Ser. 2006-1, Class 2A3	53,472
	Residential Accredit Loans, Inc. Trust
51,014	5.750%, 9/25/2035, Ser. 2005-QS13, Class 2A3	49,809
	Residential Funding Mortgage Security I Trust
55,237	6.000%, 7/25/2037, Ser. 2007-S7, Class A20	52,105
	Structured Adjustable Rate Mortgage Loan Trust
65,190	3.679%, 9/25/2035, Ser. 2005-18, Class 1A1	53,131
	Structured Asset Mortgage Investments, Inc.
108,365	1.547%, (LIBOR 1M + 0.310%), 12/25/2035, Ser. 2005-AR4, Class A1[i]	96,133
	WaMu Mortgage Pass Through Certificates
50,021	3.039%, 10/25/2036, Ser. 2006-AR12, Class 1A1	48,630
94,674	1.629%, (12 MTA + 0.740%), 1/25/2047, Ser. 2006-AR19, Class 1Ai	80,667
	Wells Fargo Mortgage Backed Securities Trust
38,752	3.177%, 3/25/2036, Ser. 2006-AR2, Class 2A1	39,163
36,521	3.328%, 7/25/2036, Ser. 2006-AR10, Class 2A1	36,228
28,260	6.000%, 7/25/2037, Ser. 2007-8, Class 1A16	28,419

	Total	1,494,722

Communications Services (0.6%)
	America Movil SAB de CV
10,000	5.000%, 10/16/2019	10,589
	American Tower Corporation
10,000	2.800%, 6/1/2020	10,150

Principal Amount	Long-Term Fixed Income (17.1%)	Value
Communications Services (0.6%) - continued
	AT&T, Inc.
$10,000	5.875%, 10/1/2019	$10,743
7,000	5.200%, 3/15/2020	7,500
10,000	2.263%, (LIBOR 3M + 0.930%), 6/30/2020[i]	10,135
15,000	2.800%, 2/17/2021	15,175
18,000	2.850%, 2/14/2023	17,911
	British Sky Broadcasting Group plc
14,000	2.625%, 9/16/2019[f]	14,094
	CCOH Safari, LLC
30,000	5.750%, 2/15/2026[f]	31,500
	CenturyLink, Inc.
35,000	6.450%, 6/15/2021	36,419
	Charter Communications Operating, LLC
10,000	3.579%, 7/23/2020	10,264
5,000	4.464%, 7/23/2022	5,280
	Clear Channel Worldwide Holdings, Inc.
40,000	6.500%, 11/15/2022	41,200
	Comcast Corporation
14,000	1.625%, 1/15/2022	13,641
	Crown Castle International Corporation
5,000	3.400%, 2/15/2021	5,147
	CSC Holdings, LLC
5,000	5.500%, 4/15/2027[f]	5,200
	Digicel, Ltd.
56,748	6.000%, 4/15/2021*	55,394
	DISH Network Corporation
8,000	3.375%, 8/15/2026	8,950
	Moody’s Corporation
7,000	2.750%, 12/15/2021	7,053
	Neptune Finco Corporation
30,000	10.875%, 10/15/2025[f]	37,088
	SFR Group SA
50,000	6.000%, 5/15/2022[f]	52,250
	Sprint Corporation
55,000	7.625%, 2/15/2025	63,250
	Telefonica Emisiones SAU
12,000	3.192%, 4/27/2018	12,097
	Time Warner, Inc.
5,000	4.875%, 3/15/2020	5,321
	Verizon Communications, Inc.
16,000	4.500%, 9/15/2020	17,169
17,000	2.946%, 3/15/2022	17,284
	Viacom, Inc.
14,000	4.250%, 9/1/2023	14,381
	Virgin Media Secured Finance plc
30,000	5.250%, 1/15/2026[f]	31,238

	Total	566,423

Consumer Cyclical (0.9%)
	Allison Transmission, Inc.
45,000	5.000%, 10/1/2024[f]	46,703
	American Honda Finance Corporation
10,000	2.000%, 2/14/2020	10,015
	BMW US Capital, LLC
15,000	1.500%, 4/11/2019[f]	14,954
	Brookfield Residential Properties, Inc.
60,000	6.125%, 7/1/2022[f]	62,700
	Cinemark USA, Inc.
31,000	4.875%, 6/1/2023	31,310

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
104

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (17.1%)	Value
Consumer Cyclical (0.9%) - continued
	CVS Health Corporation
$7,000	2.750%, 12/1/2022	$7,014
	Ford Motor Credit Company, LLC
14,000	2.262%, 3/28/2019	14,048
14,000	2.597%, 11/4/2019	14,117
10,000	3.336%, 3/18/2021	10,225
	General Motors Financial Company, Inc.
5,000	3.150%, 1/15/2020	5,087
10,000	2.650%, 4/13/2020	10,078
10,000	4.375%, 9/25/2021	10,599
6,000	3.150%, 6/30/2022	6,046
	Home Depot, Inc.
10,000	2.625%, 6/1/2022	10,156
	Hyundai Capital America
7,000	2.550%, 4/3/2020[f]	6,987
6,000	2.750%, 9/18/2020[f]	5,994
	KB Home
29,000	4.750%, 5/15/2019	29,834
	L Brands, Inc.
33,000	6.625%, 4/1/2021	36,300
	Lennar Corporation
50,000	4.750%, 11/15/2022	52,875
	McDonald’s Corporation
14,000	2.625%, 1/15/2022	14,097
	MGM Resorts International
55,000	6.000%, 3/15/2023	60,637
	New Red Finance, Inc.
35,000	4.250%, 5/15/2024[f]	35,131
	Newell Rubbermaid, Inc.
10,000	3.150%, 4/1/2021	10,228
	Nissan Motor Acceptance Corporation
11,000	2.000%, 3/8/2019[f]	11,007
	Prime Security Services Borrower, LLC
45,000	9.250%, 5/15/2023[f]	49,660
	PulteGroup, Inc.
30,000	4.250%, 3/1/2021	31,125
	Ralph Lauren Corporation
10,000	2.625%, 8/18/2020	10,133
	Royal Caribbean Cruises, Ltd.
51,748	5.250%, 11/15/2022	57,343
	Scientific Games International, Inc.
30,000	7.000%, 1/1/2022[f]	31,837
	Toll Brothers Finance Corporation
20,000	4.000%, 12/31/2018	20,325
	Visa, Inc.
10,000	2.200%, 12/14/2020	10,095
	Volkswagen Group of America Finance, LLC
9,000	2.450%, 11/20/2019[f]	9,067
	West Corporation
25,000	5.375%, 7/15/2022[f]	25,250
	Yum! Brands, Inc.
55,000	5.000%, 6/1/2024[f]	57,956

	Total	818,933

Consumer Non-Cyclical (0.8%)
	Abbott Laboratories
14,000	2.550%, 3/15/2022	14,004
11,000	3.400%, 11/30/2023	11,323
	AbbVie, Inc.
14,000	2.500%, 5/14/2020	14,166
7,000	2.900%, 11/6/2022	7,097

Principal Amount	Long-Term Fixed Income (17.1%)	Value
Consumer Non-Cyclical (0.8%) - continued
	Albertsons Companies, LLC
$40,000	6.625%, 6/15/2024	$37,250
	Amgen, Inc.
13,000	2.650%, 5/11/2022	13,102
	Anheuser-Busch InBev Finance, Inc.
15,000	2.571%, (LIBOR 3M + 1.260%), 2/1/2021[i]	15,503
10,000	2.650%, 2/1/2021	10,160
7,000	3.300%, 2/1/2023	7,255
	Anheuser-Busch InBev Worldwide, Inc.
12,000	6.500%, 7/15/2018	12,449
	Becton, Dickinson and Company
14,000	3.125%, 11/8/2021	14,268
	Boston Scientific Corporation
5,000	6.000%, 1/15/2020	5,427
	Bunge Limited Finance Corporation
10,000	3.500%, 11/24/2020	10,291
	Celgene Corporation
10,000	3.550%, 8/15/2022	10,483
	Cott Beverages, Inc.
55,000	5.375%, 7/1/2022	57,338
	CVS Health Corporation
10,000	2.250%, 12/5/2018	10,044
	Envision Healthcare Corporation
50,000	5.125%, 7/1/2022[f]	51,875
	Express Scripts Holding Company
7,000	4.750%, 11/15/2021	7,593
	Forest Laboratories, LLC
4,000	4.375%, 2/1/2019[f]	4,102
4,000	4.875%, 2/15/2021[f]	4,295
	HCA, Inc.
26,748	4.750%, 5/1/2023	28,319
	JBS USA, LLC
55,000	5.750%, 6/15/2025[f]	54,794
	Laboratory Corporation of America Holdings
5,000	2.625%, 2/1/2020	5,053
	Mead Johnson Nutrition Company
10,000	3.000%, 11/15/2020	10,272
	Medtronic Global Holdings SCA
14,000	1.700%, 3/28/2019	13,991
	Molson Coors Brewing Company
14,000	2.250%, 3/15/2020[f]	13,989
	Mondelez International Holdings Netherlands BV
5,000	2.000%, 10/28/2021[f]	4,906
	Mylan NV
14,000	3.150%, 6/15/2021	14,242
	Pernod Ricard SA
5,000	5.750%, 4/7/2021[f]	5,544
	Pinnacle Foods, Inc.
50,000	5.875%, 1/15/2024	53,000
	Reynolds American, Inc.
6,000	3.250%, 6/12/2020	6,165
	Shire Acquisitions Investments Ireland Designated Activity Company
12,000	2.400%, 9/23/2021	11,955
	Smithfield Foods, Inc.
11,000	2.700%, 1/31/2020[f]	11,032
	Tenet Healthcare Corporation
50,000	8.125%, 4/1/2022	50,875

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
105

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (17.1%)	Value
Consumer Non-Cyclical (0.8%) - continued
	Teva Pharmaceutical Finance Netherlands III BV
$10,000	2.200%, 7/21/2021	$9,617
	TreeHouse Foods, Inc.
40,000	4.875%, 3/15/2022	41,350
	Valeant Pharmaceuticals International
26,748	7.250%, 7/15/2022[f]	26,079
	VPII Escrow Corporation
25,000	7.500%, 7/15/2021[f]	24,937
	Zoetis, Inc.
9,000	3.450%, 11/13/2020	9,303

	Total	713,448

Energy (0.8%)
	Alliance Resource Operating Partners, LP
35,000	7.500%, 5/1/2025[f]	36,313
	Anadarko Petroleum Corporation
10,000	8.700%, 3/15/2019	10,913
	Antero Resources Corporation
35,000	5.125%, 12/1/2022	35,787
	BP Capital Markets plc
7,000	2.315%, 2/13/2020	7,060
	Buckeye Partners, LP
17,000	2.650%, 11/15/2018	17,069
	Cenovus Energy, Inc.
7,000	3.800%, 9/15/2023	7,033
	Concho Resources, Inc.
15,000	4.375%, 1/15/2025	15,788
	Continental Resources, Inc.
7,000	5.000%, 9/15/2022	7,114
	Crestwood Midstream Partners, LP
40,000	6.250%, 4/1/2023	41,250
	Encana Corporation
9,000	3.900%, 11/15/2021	9,272
	Energy Transfer Equity, LP
55,000	5.500%, 6/1/2027	57,887
	EQT Corporation
10,000	8.125%, 6/1/2019	10,972
	Exxon Mobil Corporation
10,000	1.708%, 3/1/2019	10,008
	Kinder Morgan Energy Partners, LP
14,000	3.450%, 2/15/2023	14,152
	Marathon Oil Corporation
6,000	2.700%, 6/1/2020	5,999
	Marathon Petroleum Corporation
10,000	3.400%, 12/15/2020	10,318
	MEG Energy Corporation
33,000	6.375%, 1/30/2023[f]	28,792
	MPLX, LP
10,000	4.500%, 7/15/2023	10,635
55,000	4.875%, 12/1/2024	59,270
	ONEOK, Inc.
10,000	7.500%, 9/1/2023	11,968
	PBF Holding Company, LLC
30,000	7.250%, 6/15/2025[f]	30,675
	Petrobras Global Finance BV
32,000	8.375%, 5/23/2021	37,012
13,000	7.375%, 1/17/2027	14,313
	Petroleos Mexicanos
10,000	6.375%, 2/4/2021	10,955
13,000	6.500%, 3/13/2027[f]	14,433
	Regency Energy Partners, LP
50,000	5.000%, 10/1/2022	53,990

Principal Amount	Long-Term Fixed Income (17.1%)	Value
Energy (0.8%) - continued
	Rowan Companies, Inc.
$5,000	7.375%, 6/15/2025	$4,887
	Sabine Pass Liquefaction, LLC
6,000	6.250%, 3/15/2022	6,747
6,000	5.625%, 4/15/2023	6,648
55,000	5.625%, 3/1/2025	60,653
	Schlumberger Holdings Corporation
10,000	3.000%, 12/21/2020[f]	10,239
	Sunoco Logistics Partners Operations, LP
10,000	4.400%, 4/1/2021	10,548
	Tesoro Corporation
40,000	4.750%, 12/15/2023[f]	43,149
	Whiting Petroleum Corporation, Convertible
20,000	1.250%, 4/1/2020	17,825
	Williams Partners, LP
14,000	4.000%, 11/15/2021	14,614

	Total	744,288

Financials (1.9%)
	ACE INA Holdings, Inc.
10,000	2.875%, 11/3/2022	10,182
	Air Lease Corporation
5,000	2.625%, 9/4/2018	5,040
	Ally Financial, Inc.
40,000	4.750%, 9/10/2018	40,884
	American Express Credit Corporation
7,000	1.641%, (LIBOR 3M + 0.330%), 5/3/2019[i]	7,018
7,000	2.200%, 3/3/2020	7,039
10,000	2.369%, (LIBOR 3M + 1.050%), 9/14/2020[i]	10,172
	Bank of America Corporation
6,000	2.369%, 7/21/2021	5,999
14,000	5.700%, 1/24/2022	15,743
	Bank of Montreal
8,000	1.500%, 7/18/2019	7,948
	Bank of New York Mellon Corporation
14,000	2.600%, 2/7/2022	14,135
	Bank of Nova Scotia
10,000	2.700%, 3/7/2022	10,097
	Barclays plc
14,000	3.200%, 8/10/2021	14,215
	BB&T Corporation
16,000	2.050%, 6/19/2018	16,045
	Bear Stearns Companies, LLC
20,000	6.400%, 10/2/2017	20,000
	Blackstone Mortgage Trust, Inc., Convertible
50,000	5.250%, 12/1/2018	57,094
	Capital One Financial Corporation
6,000	2.500%, 5/12/2020	6,027
18,000	3.050%, 3/9/2022	18,201
	Citigroup, Inc.
14,000	2.450%, 1/10/2020	14,100
14,000	2.650%, 10/26/2020	14,141
21,000	2.350%, 8/2/2021	20,885
7,000	2.750%, 4/25/2022	7,017
	CNA Financial Corporation
10,000	5.750%, 8/15/2021	11,094
	Commonwealth Bank of Australia
14,000	2.250%, 3/10/2020[f]	14,068

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
106

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (17.1%)	Value
Financials (1.9%) - continued
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
$12,000	3.950%, 11/9/2022	$12,590
	Credit Agricole SA
7,000	3.375%, 1/10/2022[f]	7,160
	Credit Suisse Group Funding Guernsey, Ltd.
21,000	3.800%, 9/15/2022	21,792
	Credit Suisse Group Funding, Ltd.
14,000	3.125%, 12/10/2020	14,278
	DDR Corporation
10,000	3.500%, 1/15/2021	10,146
	Deutsche Bank AG
21,000	4.250%, 10/14/2021	22,003
	Discover Bank
4,000	8.700%, 11/18/2019	4,469
	Fifth Third Bancorp
6,000	2.600%, 6/15/2022	5,994
	Goldman Sachs Group, Inc.
12,000	7.500%, 2/15/2019	12,887
12,000	5.375%, 5/10/2020[g]	12,433
10,000	2.600%, 12/27/2020	10,074
14,000	5.250%, 7/27/2021	15,380
10,000	2.485%, (LIBOR 3M + 1.170%), 11/15/2021[i]	10,137
14,000	3.000%, 4/26/2022	14,154
	Goldman Sachs Group, Inc., Convertible
375,000	0.500%, 9/24/2022[d]	509,107
	Guardian Life Global Funding
10,000	2.000%, 4/26/2021[f]	9,872
	Hartford Financial Services Group, Inc.
17,000	6.000%, 1/15/2019	17,863
	HCP, Inc.
10,000	3.750%, 2/1/2019	10,182
	Hospitality Properties Trust
10,000	4.250%, 2/15/2021	10,415
	HSBC Holdings plc
20,000	3.400%, 3/8/2021	20,618
14,000	6.875%, 6/1/2021[g]	15,243
	Huntington Bancshares, Inc.
10,000	3.150%, 3/14/2021	10,251
	Icahn Enterprises, LP
25,000	6.000%, 8/1/2020	25,799
15,000	6.750%, 2/1/2024	15,825
	ING Capital Funding Trust III
10,000	4.896%, (LIBOR 3M + 3.600%), 9/30/2017[g,i]	10,000
	International Lease Finance Corporation
14,000	4.625%, 4/15/2021	14,872
14,000	5.875%, 8/15/2022	15,672
	Intesa Sanpaolo SPA
4,000	3.875%, 1/16/2018	4,022
	J.P. Morgan Chase & Company
8,000	6.300%, 4/23/2019	8,536
5,000	2.250%, 1/23/2020	5,026
9,000	1.996%, (LIBOR 3M + 0.680%), 6/1/2021[i]	9,046
10,000	2.776%, 4/25/2023	10,051
14,000	2.543%, (LIBOR 3M + 1.230%), 10/24/2023[i]	14,308
	KeyCorp
12,000	2.300%, 12/13/2018	12,063

Principal Amount	Long-Term Fixed Income (17.1%)	Value
Financials (1.9%) - continued
	Liberty Mutual Group, Inc.
$4,000	5.000%, 6/1/2021[f]	$4,332
	Lincoln National Corporation
8,000	6.250%, 2/15/2020	8,730
	MetLife, Inc.
14,000	1.903%, 12/15/2017	14,012
	Mitsubishi UFJ Financial Group, Inc.
7,000	2.998%, 2/22/2022	7,094
	Morgan Stanley
10,000	2.457%, (LIBOR 3M + 1.140%), 1/27/2020[i]	10,154
14,000	2.800%, 6/16/2020	14,231
10,000	2.500%, 4/21/2021	10,030
12,000	5.500%, 7/28/2021	13,308
14,000	2.487%, (LIBOR 3M + 1.180%), 1/20/2022[i]	14,197
6,000	2.750%, 5/19/2022	6,023
10,000	4.875%, 11/1/2022	10,834
	MPT Operating Partnership, LP
40,000	5.500%, 5/1/2024	41,950
	National City Corporation
8,000	6.875%, 5/15/2019	8,608
	New York Life Global Funding
10,000	1.550%, 11/2/2018[f]	9,990
	Nomura Holdings, Inc.
8,000	2.750%, 3/19/2019	8,071
	Park Aerospace Holdings, Ltd.
50,000	5.500%, 2/15/2024[f]	52,500
	PNC Bank NA
11,000	2.450%, 11/5/2020	11,104
	Quicken Loans, Inc.
55,000	5.750%, 5/1/2025[f]	57,750
	Realty Income Corporation
10,000	5.750%, 1/15/2021	10,960
	Regions Bank
7,000	7.500%, 5/15/2018	7,242
	Regions Financial Corporation
10,000	3.200%, 2/8/2021	10,217
	Reinsurance Group of America, Inc.
10,000	4.700%, 9/15/2023	10,839
	Royal Bank of Canada
14,000	2.125%, 3/2/2020	14,059
	Royal Bank of Scotland Group plc
9,000	8.625%, 8/15/2021[g]	9,979
	Simon Property Group, LP
10,000	2.500%, 9/1/2020	10,120
15,000	2.500%, 7/15/2021	15,078
	Standard Chartered plc
2,000	2.100%, 8/19/2019[f]	1,997
	State Street Corporation
10,000	2.217%, (LIBOR 3M + 0.900%), 8/18/2020[i]	10,204
	Sumitomo Mitsui Financial Group, Inc.
12,000	2.934%, 3/9/2021	12,194
6,000	2.784%, 7/12/2022	6,015
	SunTrust Banks, Inc.
10,000	2.900%, 3/3/2021	10,170
	Synchrony Financial
5,000	2.541%, (LIBOR 3M + 1.230%), 2/3/2020[i]	5,050
	Toronto-Dominion Bank
10,000	2.153%, (LIBOR 3M + 0.840%), 1/22/2019[i]	10,088

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
107

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (17.1%)	Value
Financials (1.9%) - continued
$10,000	2.249%, (LIBOR 3M + 0.930%), 12/14/2020[i]	$10,177
	UBS Group Funding Jersey, Ltd.
12,000	3.000%, 4/15/2021[f]	12,162
	UnitedHealth Group, Inc.
10,000	3.350%, 7/15/2022	10,440
	Voya Financial, Inc.
5,000	2.900%, 2/15/2018	5,022
	Wells Fargo & Company
8,000	2.100%, 7/26/2021	7,924
14,000	2.423%, (LIBOR 3M + 1.110%), 1/24/2023[i]	14,242
10,000	2.541%, (LIBOR 3M + 1.230%), 10/31/2023[i]	10,227
	Welltower, Inc.
10,000	4.950%, 1/15/2021	10,728

	Total	1,797,464

Foreign Government (4.0%)
	Argentina Government International Bond
71,000	6.875%, 4/22/2021	77,319
45,000	5.625%, 1/26/2022	47,205
87,000	7.500%, 4/22/2026	97,657
37,000	6.875%, 1/26/2027	39,960
82,150	8.280%, 12/31/2033	95,499
27,000	7.125%, 7/6/2036	28,310
68,266	2.500%, 12/31/2038[h]	48,469
32,000	7.625%, 4/22/2046	35,520
	Brazil Government International Bond
68,000	4.875%, 1/22/2021	72,763
98,000	2.625%, 1/5/2023	93,957
35,000	6.000%, 4/7/2026	38,850
46,000	7.125%, 1/20/2037	54,625
54,000	5.000%, 1/27/2045	50,258
23,000	5.625%, 2/21/2047	23,230
	Colombia Government International Bond
45,000	4.375%, 7/12/2021	48,015
43,000	2.625%, 3/15/2023	42,194
40,000	4.000%, 2/26/2024	41,680
25,000	7.375%, 9/18/2037	32,975
52,000	5.625%, 2/26/2044	58,136
54,000	5.000%, 6/15/2045	55,552
	Croatia Government International Bond
9,000	6.750%, 11/5/2019[f]	9,752
55,000	6.625%, 7/14/2020[f]	60,559
28,000	6.000%, 1/26/2024[f]	31,976
	Hungary Government International Bond
76,000	5.750%, 11/22/2023	88,068
76,000	5.375%, 3/25/2024	86,925
	Indonesia Government International Bond
60,000	4.875%, 5/5/2021[f]	64,667
45,000	3.375%, 4/15/2023[f]	45,751
59,000	5.875%, 1/15/2024[f]	67,635
16,000	4.125%, 1/15/2025[f]	16,792
30,000	4.750%, 1/8/2026[f]	32,710
45,000	8.500%, 10/12/2035[f]	66,744
17,000	6.750%, 1/15/2044[f]	22,711
92,000	5.125%, 1/15/2045[f]	101,653

Principal Amount	Long-Term Fixed Income (17.1%)	Value
Foreign Government (4.0%) - continued
	Mexico Government International Bond
$10,000	5.750%, 10/12/2110	$10,720
64,000	4.000%, 10/2/2023	67,661
64,000	3.600%, 1/30/2025	65,600
60,000	4.125%, 1/21/2026	63,210
28,000	4.150%, 3/28/2027	29,429
18,000	6.750%, 9/27/2034	23,598
26,000	6.050%, 1/11/2040	31,200
56,000	4.750%, 3/8/2044	57,708
36,000	5.550%, 1/21/2045	41,382
31,000	4.600%, 1/23/2046	31,310
29,000	4.350%, 1/15/2047	28,202
	Panama Government International Bond
27,000	4.000%, 9/22/2024	28,822
42,000	3.750%, 3/16/2025	43,890
40,000	6.700%, 1/26/2036	52,900
	Peru Government International Bond
21,000	5.625%, 11/18/2050	26,512
47,000	8.750%, 11/21/2033	73,978
	Philippines Government International Bond
35,000	4.000%, 1/15/2021	37,121
40,000	7.750%, 1/14/2031	58,205
23,000	6.375%, 10/23/2034	30,946
18,000	5.000%, 1/13/2037	21,254
37,000	3.950%, 1/20/2040	38,319
	Romania Government International Bond
42,000	4.375%, 8/22/2023[f]	45,028
20,000	4.875%, 1/22/2024[f]	22,054
10,000	6.125%, 1/22/2044[f]	12,702
	Russia Government International Bond
158,000	5.000%, 4/29/2020[f]	167,480
54,000	4.875%, 9/16/2023[f]	58,804
48,985	7.500%, 3/31/2030[f]	57,648
60,000	5.625%, 4/4/2042[f]	66,616
	South Africa Government International Bond
50,000	5.500%, 3/9/2020	53,176
75,000	4.875%, 4/14/2026	75,634
	Turkey Government International Bond
34,000	7.000%, 6/5/2020	37,125
75,000	5.125%, 3/25/2022	78,531
44,000	6.250%, 9/26/2022	48,261
56,000	5.750%, 3/22/2024	59,490
79,000	4.250%, 4/14/2026	75,892
25,000	4.875%, 10/9/2026	24,833
56,000	6.875%, 3/17/2036	63,182
36,000	6.750%, 5/30/2040	39,989
36,000	4.875%, 4/16/2043	31,968
55,000	6.625%, 2/17/2045	60,698

	Total	3,719,195

Mortgage-Backed Securities (4.4%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
150,000	3.000%, 10/1/2032[c]	154,118

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
108

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Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (17.1%)	Value
Mortgage-Backed Securities (4.4%) - continued
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
$400,000	4.000%, 10/1/2047[c]	$421,031
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
250,000	3.000%, 10/1/2047[c]	250,684
1,650,000	3.500%, 10/1/2047[c]	1,700,338
1,300,000	4.000%, 10/1/2047[c]	1,368,250
200,000	4.500%, 10/1/2047[c]	214,602

	Total	4,109,023

Technology (0.8%)
	Alliance Data Systems Corporation
30,000	5.375%, 8/1/2022[f]	30,900
	Apple, Inc.
14,000	2.850%, 5/6/2021	14,383
13,000	1.659%, (LIBOR 3M + 0.350%), 5/11/2022[i]	13,080
	Broadcom Corporation
14,000	2.375%, 1/15/2020[f]	14,075
	Diamond 1 Finance Corporation
10,000	3.480%, 6/1/2019[f]	10,191
14,000	5.450%, 6/15/2023[f]	15,355
	Equinix, Inc.
40,000	5.750%, 1/1/2025	43,050
	Fidelity National Information Services, Inc.
6,000	3.625%, 10/15/2020	6,247
	First Data Corporation
40,000	5.375%, 8/15/2023[f]	41,840
	Hewlett Packard Enterprise Company
17,000	3.600%, 10/15/2020	17,618
	Intel Corporation
15,000	1.700%, 5/19/2021	14,853
10,000	3.100%, 7/29/2022	10,398
	Intel Corporation, Convertible
30,000	3.493%, 12/15/2035[h]	42,675
	Iron Mountain, Inc.
21,748	6.000%, 8/15/2023	23,026
	Microchip Technology, Inc., Convertible
80,000	1.625%, 2/15/2027[f]	97,150
	Micron Technology, Inc., Convertible
30,000	2.375%, 5/1/2032	122,887
38,000	3.000%, 11/15/2043	52,511
	Microsoft Corporation
14,000	2.400%, 2/6/2022	14,165
	NXP BV
35,000	3.875%, 9/1/2022[f]	36,488
	NXP Semiconductors NV, Convertible
60,000	1.000%, 12/1/2019	72,525
	Oracle Corporation
10,000	2.500%, 5/15/2022	10,130
	Sensata Technologies BV
50,000	4.875%, 10/15/2023[f]	52,562
	Texas Instruments, Inc.
10,000	1.750%, 5/1/2020	9,965

	Total	766,074

Transportation (0.1%)
	Air Canada Pass Through Trust
4,273	3.875%, 3/15/2023[f]	4,295

Principal Amount	Long-Term Fixed Income (17.1%)	Value
Transportation (0.1%) - continued
	American Airlines Pass Through Trust
$5,836	4.950%, 1/15/2023	$6,252
	Avis Budget Car Rental, LLC
20,000	5.125%, 6/1/2022[f]	20,275
	Delta Air Lines, Inc.
6,114	4.950%, 5/23/2019	6,312
10,000	2.875%, 3/13/2020	10,111
	J.B. Hunt Transport Services, Inc.
10,000	3.300%, 8/15/2022	10,246
	United Airlines Pass Through Trust
10,000	3.700%, 12/1/2022	10,325
	United Continental Holdings, Inc.
30,000	4.250%, 10/1/2022	30,225

	Total	98,041

Utilities (0.3%)
	Alabama Power Company
7,000	2.450%, 3/30/2022	7,001
	Ameren Corporation
10,000	2.700%, 11/15/2020	10,130
	Arizona Public Service Company
5,000	2.200%, 1/15/2020	5,019
	Berkshire Hathaway Energy Company
14,000	2.400%, 2/1/2020	14,127
	Calpine Corporation
20,000	5.375%, 1/15/2023	19,478
	Consolidated Edison, Inc.
7,000	2.000%, 3/15/2020	7,002
	Dominion Energy, Inc.
12,000	2.579%, 7/1/2020	12,083
	DTE Energy Company
14,000	2.400%, 12/1/2019	14,076
	Dynegy, Inc.
55,000	7.375%, 11/1/2022	57,475
	Edison International
7,000	2.125%, 4/15/2020	6,999
	Emera U.S. Finance, LP
5,000	2.150%, 6/15/2019	5,001
	Eversource Energy
5,000	1.600%, 1/15/2018	5,000
	Exelon Generation Company, LLC
8,000	5.200%, 10/1/2019	8,484
10,000	2.950%, 1/15/2020	10,175
	Fortis, Inc.
5,000	2.100%, 10/4/2021	4,908
	NextEra Energy Capital Holdings, Inc.
10,000	2.300%, 4/1/2019	10,050
	NRG Energy, Inc.
26,748	6.625%, 3/15/2023	27,651
	Pacific Gas & Electric Company
10,000	5.625%, 11/30/2017	10,067
	PG&E Corporation
8,000	2.400%, 3/1/2019	8,041
	PPL Capital Funding, Inc.
5,000	3.500%, 12/1/2022	5,189
	PSEG Power, LLC
9,000	3.000%, 6/15/2021	9,162
	Sempra Energy
14,000	6.150%, 6/15/2018	14,424
5,000	2.400%, 3/15/2020	5,018
	Southern California Edison Company
5,000	2.400%, 2/1/2022	5,016
	Southern Company
10,000	1.850%, 7/1/2019	9,994

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
109

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Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (17.1%)	Value
Utilities (0.3%) - continued
$6,000	2.350%, 7/1/2021	$5,965

	Total	297,535

	Total Long-Term Fixed Income (cost $15,427,353)	15,995,846

Shares	Registered Investment Companies (4.5%)	Value
Affiliated Fixed Income Holdings (<0.1%)
100	Thrivent Core Emerging Market Debt Fund	990

	Total	990

Equity Funds/Exchange Traded Funds (2.5%)
2,075	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	27,805
2,354	BlackRock Resources & Commodities Strategy Trust	20,927
1,025	Guggenheim Multi-Asset Income ETF	22,243
1,480	iShares MSCI EAFE Index Fund	101,350
20,850	Materials Select Sector SPDR Fund	1,184,280
1,850	Powershares S&P SmallCap Information Technology Portfolio	146,335
15,160	Utilities Select Sector SPDR Fund	804,238

	Total	2,307,178

Fixed Income Funds/Exchange Traded Funds (2.0%)
12,047	Aberdeen Asia-Pacific Income Fund, Inc.	62,163
11,473	iShares S&P U.S. Preferred Stock Index Fund	445,267
11,462	MFS Intermediate Income Trust	49,057
18,944	PowerShares Preferred Portfolio	284,728
26,000	PowerShares Senior Loan Portfolio	602,160
9,283	Templeton Global Income Fund	62,567
2,795	Vanguard Short-Term Corporate Bond ETF	223,963
4,367	Western Asset Emerging Markets Debt Fund, Inc.	68,737
6,913	Western Asset High Income Opportunity Fund, Inc.	35,464

	Total	1,834,106

	Total Registered Investment Companies (cost $3,911,786)	4,142,274

Shares	Preferred Stock (0.4%)	Value
Consumer Staples (0.3%)
196	Bunge, Ltd., Convertible, 4.875%[g]	20,387
2,264	Henkel AG & Company KGaA, 1.620%	308,451

	Total	328,838

Energy (<0.1%)
355	Alpha Natural Resources, Inc., 0.000%[e]	8,165
355	ANR Holdings, Inc., 0.000%[e]	2,201

	Total	10,366

Health Care (0.1%)
85	Allergan plc, Convertible, 5.500%	62,316

	Total	62,316

Shares	Preferred Stock (0.4%)	Value
Industrials (<0.1%)
105	Stanley Black & Decker, Inc.,
	Convertible, 5.375%	$12,038

	Total	12,038

	Total Preferred Stock (cost $416,091)	413,558

Shares or Principal Amount	Short-Term Investments (9.9%)[j]	Value
	Federal Home Loan Bank Discount Notes
100,000	1.020%, 10/18/2017[k]	99,956
100,000	1.040%, 11/28/2017[k]	99,842
100,000	1.040%, 12/22/2017[k]	99,766
	Thrivent Core Short-Term Reserve Fund
898,562	1.340%	8,985,618

	Total Short-Term Investments (cost $9,285,157)	9,285,182

	Total Investments (cost $90,168,821) 105.1%	$98,384,226

	Other Assets and Liabilities, Net (5.1%)	(4,755,617)

	Total Net Assets 100.0%	$93,628,609

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
110

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Schedule of Investments as of September 29, 2017

(unaudited)

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Security is valued using significant unobservable inputs.

Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the Notes to Financial Statements.

e	Non-income producing security.
f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of September 29, 2017, the value of these investments was $3,037,885 or 3.2% of total net assets.

g	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
h

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 29, 2017.

i	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 29, 2017.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933.

The value of all restricted securities held in Growth and Income Plus Portfolio as of September 29, 2017 was $63,863 or 0.1% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of September 29, 2017.

Security	Acquisition Date	Cost
Angel Oak Mortgage Trust, 11/25/2045	3/4/2016	$8,395
Digicel, Ltd., 4/15/2021	8/19/2013	56,914

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Reference Rate Index:
12 MTA	-	12 Month Treasury Average
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
LIBOR 6M	-	ICE Libor USD Rate 6 Month

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
111

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 29, 2017, in valuing Growth and Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	557,306	–	496,706	60,600
Capital Goods	295,242	–	295,242	–
Communications Services	2,375,413	–	2,240,563	134,850
Consumer Cyclical	985,355	–	985,355	–
Consumer Non-Cyclical	1,061,880	–	1,061,880	–
Energy	205,904	–	160,454	45,450
Financials	745,051	–	714,977	30,074
Technology	859,858	–	859,858	–
Transportation	359,967	–	281,065	78,902
Utilities	245,980	–	245,980	–
Common Stock
Consumer Discretionary	8,971,160	6,498,574	2,472,586	–
Consumer Staples	3,340,705	1,788,798	1,551,907	–
Energy	3,570,768	2,097,181	1,473,336	251
Financials	8,812,778	5,096,890	3,715,888	–
Health Care	6,771,753	5,068,543	1,703,210	–
Industrials	6,458,636	3,787,215	2,671,421	–
Information Technology	10,001,230	9,320,895	680,335	–
Materials	2,264,848	692,117	1,572,731	–
Real Estate	8,576,255	7,905,005	671,250	–
Telecommunications Services	1,201,853	–	1,201,853	–
Utilities	885,424	466,365	419,059	–
Long-Term Fixed Income
Asset-Backed Securities	131,679	–	131,679	–
Basic Materials	349,975	–	349,975	–
Capital Goods	389,046	–	389,046	–
Collateralized Mortgage Obligations	1,494,722	–	1,494,722	–
Communications Services	566,423	–	566,423	–
Consumer Cyclical	818,933	–	818,933	–
Consumer Non-Cyclical	713,448	–	713,448	–
Energy	744,288	–	744,288	–
Financials	1,797,464	–	1,288,357	509,107
Foreign Government	3,719,195	–	3,719,195	–
Mortgage-Backed Securities	4,109,023	–	4,109,023	–
Technology	766,074	–	766,074	–
Transportation	98,041	–	98,041	–
Utilities	297,535	–	297,535	–
Registered Investment Companies
Equity Funds/Exchange Traded Funds	2,307,178	2,307,178	–	–
Fixed Income Funds/Exchange Traded Funds	1,834,106	1,834,106	–	–
Affiliated Fixed Income Holdings	990	990	–	–
Preferred Stock
Consumer Staples	328,838	20,387	308,451	–
Energy	10,366	–	10,366	–
Health Care	62,316	62,316	–	–
Industrials	12,038	12,038	–	–
Short-Term Investments	299,564	–	299,564	–

Subtotal Investments in Securities	$89,398,608	$46,958,598	$41,580,776	$859,234

Other Investments*	Total

Short-Term Investments	8,985,618

Subtotal Other Investments	$8,985,618

Total Investments at Value	$98,384,226

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
112

GROWTH AND INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	38,059	38,059	–	–

Total Asset Derivatives	$38,059	$38,059	$–	$–

Liability Derivatives
Futures Contracts	71,194	71,194	–	–

Total Liability Derivatives	$71,194	$71,194	$–	$–

There were no significant transfers between Levels during the period ended September 29, 2017. Transfers between Levels are identified as of the end of the period.

The following table presents Growth and Income Plus Portfolio’s futures contracts held as of September 29, 2017. Investments and/or cash totaling $299,564 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Bond Future	1	December 2017	$126,933	$125,313	($1,620)
CBOT 5-Yr. U.S. Treasury Bond Future	1	December 2017	118,636	117,500	(1,136)
CME Ultra Long Term U.S. Treasury Bond	1	December 2017	168,167	165,125	(3,042)
S&P 500 Index Mini-Futures	13	December 2017	1,603,391	1,635,465	32,074
Total Futures Long Contracts					$26,276
CBOT 2-Yr. U.S. Treasury Note	(3)	December 2017	($648,975)	($647,109)	$1,866
S&P 500 Index Futures	(5)	December 2017	(3,079,729)	(3,145,125)	(65,396)
Ultra 10-Yr. U.S. Treasury Note	(2)	December 2017	(272,775)	(268,656)	4,119
Total Futures Short Contracts					($59,411)
Total Futures Contracts					($33,135)

Reference Description:
CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
S&P	-	Standard & Poor’s

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Short-Term Reserve Fund is established for the sole use of affiliated portfolios. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending for the Portfolio. Thrivent Cash Management Trust is established for the sole use of affiliated portfolios.

A summary of transactions (in thousands) for the fiscal year to date, in Growth and Income Plus Portfolio, is as follows:

Portfolio	Value 12/31/2016	Gross Purchases	Gross Sales	Gain/ (Loss)	Unrealized Appreciation/ (Depreciation)	Shares Held at 9/29/2017	Value 9/29/2017	Income Earned 1/1/2017 - 9/29/2017
Core Short-Term Reserve Fund	$7,854	$30,517	$29,385	$–	$–	899	$8,986	$63
Core Emerging Market Debt	–	1	–	–	–	–	1	–
Total Value and Income Earned	$7,854			$–	$–		$8,987	$63

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
113

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Bank Loans (16.8%)[a]	Value
Basic Materials (1.2%)
	Arch Coal, Inc., Term Loan
$415,000	0.000%, (LIBOR 3M + 3.250%), 3/7/2024[b,c]	$416,166
	Big River Steel, LLC, Term Loan
425,000	6.333%, (LIBOR 3M + 5.000%), 8/15/2023[d]	429,250
	Chemours Company, Term Loan
282,479	3.740%, (LIBOR 1M + 2.500%), 5/12/2022	283,892
	Contura Energy, Inc., Term Loan
746,900	6.280%, (LIBOR 2M + 5.000%), 3/17/2024	734,763
	Ineos Finance, LLC, Term Loan
971,929	3.985%, (LIBOR 1M + 2.750%), 3/31/2022	978,207
	Peabody Energy Corporation, Term Loan
668,385	4.735%, (LIBOR 1M + 3.500%), 3/31/2022	671,312
	Tronox Finance, LLC, Term Loan
940,000	0.000%, (LIBOR 3M + 3.000%), 9/14/2024[b,c]	943,328

	Total	4,456,918

Capital Goods (1.3%)
	Advanced Disposal Services, Inc., Term Loan
472,250	3.947%, (LIBOR 1W + 2.750%), 11/10/2023	475,003
	Berry Plastics Corporation, Term Loan
893,246	3.485%, (LIBOR 1M + 2.250%), 2/8/2020	895,881
375,000	3.485%, (LIBOR 1M + 2.250%), 1/6/2021	376,031
114,712	3.485%, (LIBOR 1M + 2.250%), 1/19/2024	114,776
	Cortes NP Intermediate Holding II Corporation, Term Loan
1,445,000	5.239%, (LIBOR 1M + 4.000%), 11/30/2023	1,455,231
	Reynolds Group Holdings, Inc., Term Loan
356,407	3.985%, (LIBOR 1M + 2.750%), 2/5/2023	357,690
	Sterigenics-Nordion Holdings, LLC, Term Loan
1,379,530	4.235%, (LIBOR 1M + 3.000%), 5/15/2022[d]	1,379,530

	Total	5,054,142

Communications Services (5.1%)
	Altice Financing SA, Term Loan
384,037	4.054%, (LIBOR 3M + 2.750%), 7/15/2025	384,279
	Altice US Finance I Corporation, Term Loan
483,788	3.485%, (LIBOR 1M + 2.250%), 7/14/2025	481,248
	Atlantic Broadband Penn, LLC, Term Loan
42,344	3.739%, (LIBOR 1M + 2.500%), 11/30/2019	42,044

Principal Amount	Bank Loans (16.8%)[a]	Value
Communications Services (5.1%) - continued
	Beasley Broadcast Group, Inc., Term Loan
$346,415	7.238%, (LIBOR 1M + 6.000%), 11/1/2023	$349,879
	Birch Communication Inc., Term Loan
494,802	8.550%, (LIBOR 3M + 7.250%), 7/18/2020	411,922
	CBS Radio, Inc., Term Loan
130,000	0.000%, (LIBOR 3M + 2.750%), 10/17/2023[b,c]	130,163
	Cengage Learning Acquisitions, Term Loan
932,316	5.485%, (LIBOR 1M + 4.250%), 6/7/2023	857,563
	CenturyLink, Inc., Term Loan
880,000	2.750%, (LIBOR 1M + 2.750%), 1/31/2025[b,c]	852,280
	Charter Communications Operating, LLC, Term Loan
396,891	3.240%, (LIBOR 1M + 2.000%), 7/1/2020	398,070
391,930	3.240%, (LIBOR 1M + 2.000%), 1/3/2021	392,855
	Cincinnati Bell, Inc., Term Loan
336,269	4.237%, (LIBOR 3M + 3.000%), 9/10/2020	336,410
	Coral-US Co-Borrower, LLC, Term Loan
1,805,000	4.735%, (LIBOR 1M + 3.500%), 11/19/2024	1,784,694
	CSC Holdings, LLC, Term Loan
643,387	3.484%, (LIBOR 1M + 2.250%), 7/17/2025	639,251
	Frontier Communications Corporation, Term Loan
783,038	4.990%, (LIBOR 1M + 3.750%), 6/1/2024	742,421
	Gray Television, Inc., Term Loan
397,000	3.737%, (LIBOR 1M + 2.500%), 2/7/2024	398,489
	Hargray Merger Subsidiary Corporation, Term Loan
309,225	4.235%, (LIBOR 1M + 3.000%), 3/24/2024	310,128
	Intelsat Jackson Holdings SA, Term Loan
264,628	4.071%, (LIBOR 3M + 2.750%), 6/30/2019	263,662
	Level 3 Financing, Inc., Term Loan
1,275,000	3.486%, (LIBOR 1M + 2.250%), 2/22/2024	1,274,005
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
965,000	4.804%, (LIBOR 3M + 3.500%), 1/7/2022[d]	897,450
195,000	8.054%, (LIBOR 3M + 6.750%), 7/7/2023[d]	191,587
	LTS Buyer, LLC, Term Loan
902,821	4.485%, (LIBOR 1M + 3.250%), 4/13/2020	903,390
	McGraw-Hill Global Education Holdings, LLC, Term Loan
794,937	5.235%, (LIBOR 1M + 4.000%), 5/4/2022	779,746

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
114

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Bank Loans (16.8%)[a]	Value
Communications Services (5.1%) - continued
	Mediacom Illinois, LLC, Term Loan
$348,250	3.450%, (LIBOR 1W + 2.250%), 2/15/2024	$348,539
	NEP/NCP Holdco, Inc., Term Loan
965,088	4.485%, (LIBOR 1M + 3.250%), 7/21/2022	962,270
	New LightSquared, Term Loan
215,516	20.134%, PIK 9.97%, (LIBOR 3M + 8.750%), 12/7/2020[e]	201,615
	Raycom TV Broadcasting, LLC, Term Loan
590,000	3.987%, (LIBOR 1M + 2.750%), 8/18/2024[d]	592,950
	SBA Senior Finance II, LLC, Term Loan
677,250	3.490%, (LIBOR 1M + 2.250%), 3/24/2021	678,774
	SFR Group SA, Term Loan
349,125	4.061%, (LIBOR 3M + 2.750%), 6/22/2025	347,292
	Sprint Communications, Inc., Term Loan
1,442,750	3.750%, (LIBOR 1M + 2.500%), 2/2/2024	1,443,659
	TNS, Inc., Term Loan
660,793	5.240%, (LIBOR 1M + 4.000%), 2/15/2020[b,c]	661,824
	Univision Communications, Inc., Term Loan
569,142	3.985%, (LIBOR 1M + 2.750%), 3/15/2024	563,809
	WideOpenWest Finance, LLC, Term Loan
1,205,000	4.484%, (LIBOR 1M + 3.250%), 8/6/2023	1,201,988

	Total	19,824,256

Consumer Cyclical (2.2%)
	Amaya Holdings BV, Term Loan
1,088,151	4.833%, (LIBOR 3M + 3.500%), 8/1/2021	1,090,872
	Boyd Gaming Corporation, Term Loan
316,950	3.694%, (LIBOR 1W + 2.500%), 9/15/2023	317,821
	Burlington Coat Factory Warehouse Corporation, Term Loan
542,772	3.990%, (LIBOR 1M + 2.750%), 7/29/2021	543,793
	Ceridian HCM Holding, Inc., Term Loan
290,240	4.737%, (LIBOR 1M + 3.500%), 9/15/2020	289,877
	Eldorado Resorts, Inc., Term Loan
228,013	3.563%, (LIBOR 1M + 2.250%), 4/17/2024	227,728
	Four Seasons Hotels, Ltd., Term Loan
636,792	3.735%, (LIBOR 1M + 2.500%), 11/30/2023	640,969
	Golden Entertainment, Inc., Term Loan
1,070,000	0.000%, (LIBOR 3M + 3.000%), 8/15/2024[b,c]	1,063,312
170,000	0.000%, (LIBOR 3M + 7.000%), 8/15/2025[b,c,d]	170,000

Principal Amount	Bank Loans (16.8%)[a]	Value
Consumer Cyclical (2.2%) - continued
	Golden Nugget, Inc., Term Loan
$860,000	0.000%, (LIBOR 3M + 3.250%), 10/4/2023[b,c]	$864,300
	IMG Worldwide, Inc., Term Loan
233,333	8.490%, (LIBOR 1M + 7.250%), 5/6/2022	235,667
	Michaels Stores, Inc., Term Loan
612,552	3.985%, (LIBOR 1M + 2.750%), 1/28/2023	611,897
	Mohegan Tribal Gaming Authority, Term Loan
943,310	5.235%, (LIBOR 1M + 4.000%), 10/13/2023[b,c]	951,734
	Scientific Games International, Inc., Term Loan
1,705,000	4.514%, (LIBOR 2M + 3.250%), 8/14/2024	1,706,603
	Seminole Hard Rock Entertainment, Inc., Term Loan
43,523	4.083%, (LIBOR 3M + 2.750%), 5/14/2020	43,577

	Total	8,758,150

Consumer Non-Cyclical (2.3%)
	Air Medical Group Holdings, Inc., Term Loan
1,635,468	5.237%, (LIBOR 1M + 4.000%), 4/28/2022	1,633,015
	Albertson’s, LLC, Term Loan
737,588	4.317%, (LIBOR 3M + 3.000%), 6/22/2023	708,084
	CHS/Community Health Systems, Inc., Term Loan
115,266	4.067%, (LIBOR 3M + 2.750%), 12/31/2019	114,534
630,707	4.317%, (LIBOR 3M + 3.000%), 1/27/2021	626,160
	Endo Luxembourg Finance Company I SARL., Term Loan
528,675	5.500%, (LIBOR 1M + 4.250%), 4/27/2024	533,301
	Grifols Worldwide Operations USA, Inc., Term Loan
601,975	3.447%, (LIBOR 1W + 2.250%), 1/23/2025	602,890
	JBS USA LUX SA, Term Loan
1,208,925	3.804%, (LIBOR 3M + 2.500%), 10/30/2022	1,193,813
	Libbey Glass, Inc., Term Loan
306,344	4.235%, (LIBOR 1M + 3.000%), 4/9/2021	281,837
	Ortho-Clinical Diagnostics, Inc., Term Loan
839,074	5.083%, (LIBOR 3M + 3.750%), 6/30/2021	841,087
	Revlon Consumer Products Corporation, Term Loan
542,261	4.735%, (LIBOR 1M + 3.500%), 9/7/2023	484,988
	Valeant Pharmaceuticals International, Inc., Term Loan
1,918,374	5.990%, (LIBOR 1M + 4.750%), 4/1/2022	1,952,137

	Total	8,971,846

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
115

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Bank Loans (16.8%)[a]	Value
Energy (0.4%)
	Houston Fuel Oil Terminal, LLC, Term Loan
$821,653	4.830%, (LIBOR 3M + 3.500%), 8/19/2021	$822,171
	MEG Energy Corporation, Term Loan
388,050	4.833%, (LIBOR 3M + 3.500%), 12/31/2023	386,230
	MRC Global US, Inc., Term Loan
305,000	0.000%, (LIBOR 1M + 3.500%), 9/15/2024[b,c,d]	308,050
	Pacific Drilling SA, Term Loan
569,712	4.875%, (LIBOR 3M + 3.500%), 6/3/2018	162,727

	Total	1,679,178

Financials (1.3%)
	ASP AMC Merger Sub, Inc., Term Loan
1,130,956	4.833%, (LIBOR 3M + 3.500%), 4/13/2024	1,114,930
	Avolon TLB Borrower 1 (Luxembourg) SARL, Term Loan
558,600	3.486%, (LIBOR 1M + 2.250%), 9/20/2020	560,416
249,375	3.986%, (LIBOR 1M + 2.750%), 3/20/2022	249,841
	Avolon TLB Borrower 1 US, LLC, Term Loan
345,000	0.000%, (LIBOR 3M + 2.250%), 4/3/2022[b,c]	345,645
	Colorado Buyer, Inc., Term Loan
194,512	4.310%, (LIBOR 3M + 3.000%), 5/1/2024	195,160
105,000	8.570%, (LIBOR 3M + 7.250%), 5/1/2025	106,400
	Delos Finance SARL, Term Loan
370,000	3.333%, (LIBOR 2M + 2.000%), 10/6/2023	372,139
	Digicel International Finance, Ltd., Term Loan
340,000	5.070%, (LIBOR 3M + 3.750%), 5/10/2024	340,850
	DJO Finance, LLC, Term Loan
318,500	4.486%, (LIBOR 1M + 3.250%), 6/7/2020	317,968
	Gartner, Inc., Term Loan
154,225	3.235%, (LIBOR 1M + 2.000%), 4/5/2024[d]	155,382
	MoneyGram International, Inc., Term Loan
656,879	4.583%, (LIBOR 3M + 3.250%), 3/28/2020	655,650
	Trans Union, LLC, Term Loan
645,000	3.235%, (LIBOR 1M + 2.000%), 4/9/2023	643,284

	Total	5,057,665

Technology (2.0%)
	Dell International, LLC, Term Loan
229,845	3.740%, (LIBOR 1M + 2.500%), 9/7/2023	230,562
	First Data Corporation, Term Loan
1,462,199	3.737%, (LIBOR 1M + 2.500%), 4/26/2024	1,466,644

Principal Amount	Bank Loans (16.8%)[a]	Value
Technology (2.0%) - continued
	Harland Clarke Holdings Corporation, Term Loan
$457,460	7.333%, (LIBOR 3M + 6.000%), 12/31/2021	$459,747
431,907	6.833%, (LIBOR 3M + 5.500%), 2/9/2022	433,799
	Micron Technologies, Inc., Term Loan
283,564	3.740%, (LIBOR 1M + 2.500%), 4/26/2022	285,359
	ON Semiconductor Corporation, Term Loan
198,921	3.485%, (LIBOR 1M + 2.250%), 3/31/2023	199,522
	Rackspace Hosting, Inc., Term Loan
753,113	4.311%, (LIBOR 3M + 3.000%), 11/3/2023	751,041
	RP Crown Parent, LLC, Term Loan
600,462	4.735%, (LIBOR 1M + 3.500%), 10/12/2023	603,573
	Syniverse Holdings, Inc., Term Loan
525,000	0.000%, (LIBOR 3M + 3.000%), 4/23/2019[b,c]	507,281
	Western Digital Corporation, Term Loan
1,255,513	3.985%, (LIBOR 1M + 2.750%), 4/29/2023	1,262,104
	Xerox Business Services, LLC, Term Loan
701,466	5.235%, (LIBOR 1M + 4.000%), 12/7/2023	703,662
	Zayo Group, LLC, Term Loan
771,125	3.237%, (LIBOR 1M + 2.000%), 1/19/2021	771,002

	Total	7,674,296

Transportation (0.5%)
	Arctic LNG Carriers, Ltd., Term Loan
1,246,875	5.735%, (LIBOR 1M + 4.500%), 5/18/2023	1,255,454
	OSG Bulk Ships, Inc., Term Loan
213,569	5.570%, (LIBOR 3M + 4.250%), 8/5/2019[d]	202,890
	XPO Logistics, Inc., Term Loan
610,000	3.554%, (LIBOR 3M + 2.250%), 10/30/2021	611,067

	Total	2,069,411

Utilities (0.5%)
	Calpine Corporation, Term Loan
509,785	4.090%, (LIBOR 3M + 2.750%), 1/15/2024	508,536
	Energy Solutions, LLC, Term Loan
295,000	6.090%, (LIBOR 3M + 4.750%), 5/29/2020[d]	299,425
	HD Supply Waterworks, Term Loan
495,000	4.455%, (LIBOR 6M + 3.000%), 7/21/2024	495,619
	Intergen NV, Term Loan
377,720	5.840%, (LIBOR 3M + 4.500%), 6/13/2020	377,248

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
116

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Bank Loans (16.8%)[a]	Value
Utilities (0.5%) - continued
	Talen Energy Supply, LLC, Term Loan
$417,689	5.235%, (LIBOR 1M + 4.000%), 7/6/2023	$406,724

	Total	2,087,552

	Total Bank Loans (cost $66,113,996)	65,633,414

Shares	Common Stock (46.4%)	Value
Consumer Discretionary (6.8%)
4,439	Amazon.com, Inc.[f]	4,267,433
42,252	American Axle & Manufacturing Holdings, Inc.[f]	742,790
1,900	AOKI Holdings, Inc.	24,939
6,400	Bandai Namco Holdings, Inc.	219,871
7,190	Barratt Developments plc	59,232
9,574	Berkeley Group Holdings plc	477,136
2,390	Breville Group, Ltd.	21,256
15,300	Bridgestone Corporation	694,677
5,201	Burlington Stores, Inc.[f]	496,487
157	Charter Communications, Inc.[f]	57,057
823	Cie Generale des Etablissements Michelin	120,076
70,809	Comcast Corporation	2,724,730
13,300	Denso Corporation	673,118
8,781	Dollar Tree, Inc.[f]	762,366
17,046	Eutelsat Communications	504,605
9,710	General Motors Company	392,090
5,300	Heiwa Corporation	105,025
41,500	Honda Motor Company, Ltd.	1,225,932
4,656	Hugo Boss AG	410,830
508	i-CABLE Communications, Ltd.[c,f]	17
18,100	Inchcape plc	209,351
1,462	Ipsos SA	50,602
3,419	JM AB	107,564
454	Linamar Corporation	27,704
16,784	Marks and Spencer Group plc	79,467
4,864	Netflix, Inc.[f]	882,086
11,595	Newell Brands, Inc.	494,759
1,542	Nexity SA	94,228
2,592	Next plc	182,716
20,639	NIKE, Inc.	1,070,132
116,500	Nissan Motor Company, Ltd.	1,154,122
7,671	Nutrisystem, Inc.	428,809
15,339	Peugeot SA	365,146
796	Priceline Group, Inc.[f]	1,457,333
11,750	Restaurant Brands International, Inc.	750,590
1,900	Sangetsu Company, Ltd.	32,663
10,165	Six Flags Entertainment Corporation	619,455
228	SSP Group plc	1,643
21,108	Starbucks Corporation	1,133,711
11,600	Sumitomo Rubber Industries, Ltd.	212,908
33,197	Time, Inc.	448,160
16,052	Toll Brothers, Inc.	665,676
2,800	Toyoda Gosei Company, Ltd.	66,171
8,200	TV Asahi Holdings Corporation	163,733
17,240	Walt Disney Company	1,699,347
3,503	Wolters Kluwer NV	161,890
4,400	Yokohama Rubber Company, Ltd.	90,742

	Total	26,630,375

Consumer Staples (2.5%)
23,452	Altria Group, Inc.	1,487,326
2,600	Arcs Company, Ltd.	58,638
3,366	Coca-Cola Amatil, Ltd.	20,432

Shares	Common Stock (46.4%)	Value
Consumer Staples (2.5%) - continued
46,139	Cott Corporation	$692,546
404	Ebro Foods SA	9,573
3,555	ForFarmers BV	46,218
6,321	Grieg Seafood ASA	62,246
1,432	Henkel AG & Company KGaA	174,375
1,000	Kesko Oyj	53,647
3,300	Kewpie Corporation	79,617
2,900	Lawson, Inc.	192,037
7	Lindt & Spruengli AG	39,939
800	Ministop Company, Ltd.	15,538
27,130	Philip Morris International, Inc.	3,011,701
1,800	Seven & I Holdings Company, Ltd.	69,542
34,825	Unilever NV	2,058,527
31,440	Unilever plc	1,819,725
39,000	Want Want China Holdings, Ltd.	27,478

	Total	9,919,105

Energy (2.8%)
1,898	Arch Coal, Inc.	136,162
264,512	BP plc	1,694,461
3,947	Contura Energy, Inc.	233,978
57,065	Halliburton Company	2,626,702
10,879	OMV AG	634,245
15,239	Parsley Energy, Inc.[f]	401,395
16,137	Pioneer Natural Resources Company	2,380,853
15,979	Repsol SA	294,881
9,965	Royal Dutch Shell plc	301,814
3,434	Royal Dutch Shell plc, Class A	103,782
22,560	Royal Dutch Shell plc, Class B	694,534
6,466	Statoil ASA	129,996
4,227	TGS Nopec Geophysical Company ASA	100,785
9,949	Total SA	534,203
9,949	Total SA Rights[d,f]	764
43,427	WPX Energy, Inc.[f]	499,410

	Total	10,767,965

Financials (6.8%)
3,077	Aareal Bank AG	130,438
9,613	ABN AMRO Group NVg	287,852
17,624	Aegon NV	102,730
2,288	Affiliated Managers Group, Inc.	434,331
52,847	Apollo Investment Corporation	322,895
24,346	Ares Capital Corporation	399,031
2,466	ASX, Ltd.	101,639
21,974	Australia & New Zealand Banking Group, Ltd.	511,853
71,060	Aviva plc	490,451
63,319	Banco Bilbao Vizcaya Argentaria SA	566,094
7,015	Bank of America Corporation	177,760
12,360	Bank of Nova Scotia	794,448
13,280	Bank of the Ozarks, Inc.	638,104
5,395	CI Financial Corporation	117,996
28,442	Citigroup, Inc.	2,068,871
3,957	Close Brothers Group plc	78,248
19,025	CNP Assurances	446,005
6,200	Concordia Financial Group, Ltd.	30,665
7,073	Danske Bank AS	283,441
70,549	Direct Line Insurance Group plc	343,932
41,260	E*TRADE Financial Corporation[f]	1,799,349
17,833	Encore Capital Group, Inc.[f,h]	790,002
1,545	Euronext NVg	94,057
66,501	FlexiGroup, Ltd.	81,288
1,365	FNF Group	64,783
7,129	Genworth MI Canada, Inc.	211,570
7,890	Goldman Sachs Group, Inc.	1,871,429

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
117

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (46.4%)	Value
Financials (6.8%) - continued
4,798	Hannover Rueckversicherung SE	$578,673
4,338	Hargreaves Lansdown plc	86,080
2,800	Hokuhoku Financial Group, Inc.	45,069
220,526	HSBC Holdings plc	2,180,080
7,652	ING Groep NV	141,044
2,472	Intact Financial Corporation	204,199
4,068	Interactive Brokers Group, Inc.	183,223
18,100	Intercontinental Exchange, Inc.	1,243,470
35,348	KeyCorp	665,249
2,854	Macquarie Group, Ltd.	204,335
7,560	Meta Financial Group, Inc.	592,704
18,985	MetLife, Inc.	986,271
14,300	Mitsubishi UFJ Financial Group, Inc.	92,976
164,200	Mizuho Financial Group, Inc.	287,849
481	Muenchener Rueckversicherungs- Gesellschaft AG	102,946
8,167	National Bank of Canada	393,050
18,069	Nordea Bank AB	245,327
61,743	Old Mutual plc	160,839
3,446	Pargesa Holding SA	286,732
4,677	Plus500, Ltd.	56,216
8,058	Power Corporation of Canada	204,784
48,440	Santander Consumer USA Holdings Inc.[f]	744,523
5,046	Schroders plc	227,003
8,694	SCOR SE	364,615
31,200	Senshu Ikeda Holdings, Inc.	120,193
8,653	Societe Generale	507,075
51,310	Synchrony Financial	1,593,176
2,536	Talanx AG	102,604
4,246	TD Ameritrade Holding Corporation	207,205
303	TMX Group, Ltd.	17,120
425	Vienna Insurance Group AG Wiener Versicherung Gruppe	12,556
12,775	Zions Bancorporation	602,724
61	Zurich Insurance Group AG	18,640

	Total	26,697,812

Health Care (5.2%)
14,780	Acadia Healthcare Company, Inc.[f,h]	705,893
1,097	Ansell, Ltd.	19,224
2,991	Anthem, Inc.	567,931
54,000	Astellas Pharmaceutical, Inc.	687,287
15,227	Celgene Corporation[f]	2,220,401
6,640	CIGNA Corporation	1,241,282
1,056	Danaher Corporation	90,584
21,864	GlaxoSmithKline plc ADR	887,678
15,532	Hologic, Inc.[f]	569,869
381	Le Noble Age SA	25,402
25,779	Medtronic plc	2,004,833
7,301	Merck KGaA	813,131
19,638	Novartis AG	1,684,448
41,346	Novo Nordisk AS	1,987,863
3,209	Teleflex, Inc.	776,482
21,241	UnitedHealth Group, Inc.	4,160,050
4,227	Waters Corporation[f]	758,831
10,705	Zimmer Biomet Holdings, Inc.	1,253,448

	Total	20,454,637

Industrials (4.9%)
8,978	Adecco SA	699,427
2,400	Asahi Glass Company, Ltd.	89,143
9,401	Atlas Copco AB	365,207
34,000	CK Hutchison Holdings, Ltd.	435,482
23,220	CSX Corporation	1,259,917
11,180	Cummins, Inc.	1,878,575

Shares	Common Stock (46.4%)	Value
Industrials (4.9%) - continued
2,500	Dai Nippon Printing Company, Ltd.	$59,953
18,980	Delta Air Lines, Inc.	915,216
4,180	Deutsche Lufthansa AG	116,240
23,390	Eaton Corporation plc	1,796,118
2,815	Ferguson plc	184,690
1,859	Finning International, Inc.	42,506
32,976	GWA Group, Ltd.	67,756
2,300	Hitachi Transport System, Ltd.	53,302
10,496	Illinois Tool Works, Inc.	1,552,988
3,800	Inaba Denki Sangyo Company, Ltd.	157,724
53,800	ITOCHU Corporation	881,501
1,700	KITZ Corporation	13,870
1,797	Loomis AB	71,418
8,800	Marubeni Corporation	60,159
9,489	Masonite International Corporation[f]	656,639
21,264	Meggitt plc	148,523
4,684	Middleby Corporation[f]	600,348
6,000	Mitsuboshi Belting, Ltd.	72,420
20,866	Monadelphous Group, Ltd.	257,735
12,813	National Express Group plc	60,762
10,600	Nitto Kogyo Corporation	187,513
3,906	Northgate plc	22,703
7,840	Oshkosh Corporation	647,114
20,966	PageGroup plc	140,018
12,580	RELX NV	267,619
729	Rockwool International AS	197,939
13,129	Saia, Inc.[f]	822,532
1,145	Schindler Holding AG, Participation Certificate	253,041
5,277	Siemens AG	744,630
28,127	SKF AB	614,084
8,920	Smiths Group plc	188,654
43,000	Sojitz Corporation	118,983
1,693	Spirax-Sarco Engineering plc	125,431
1,207	Sulzer, Ltd.	142,594
1,500	Taikisha, Ltd.	41,373
17,546	Team, Inc.[f,h]	234,239
8,900	Teijin, Ltd.	175,587
4,200	Toppan Forms Company, Ltd.	44,578
2,844	Transcontinental, Inc.	58,783
5,000	Tsubakimoto Chain Company	39,962
7,230	Vinci SA	686,941
3,969	WABCO Holdings, Inc.[f]	587,412
2,098	WSP Global, Inc.	87,283
8,997	YIT Oyj	73,620
1,700	Yuasa Trading Company, Ltd.	60,093

	Total	19,060,345

Information Technology (7.7%)
2,808	Alliance Data Systems Corporation	622,112
1,900	Alphabet, Inc., Class Af	1,850,068
1,655	Alphabet, Inc., Class Cf	1,587,327
1,494	Altaba, Inc.[f]	98,963
4	Alten SA	362
32,723	Apple, Inc.	5,043,269
738	BKW FMB Energie	44,336
5,700	Canon, Inc.	195,060
7,921	Capgemini SA	928,531
3,192	Capital Power Corporation	63,111
29,575	Ciena Corporation[f]	649,763
47,538	Cisco Systems, Inc.	1,598,703
9,790	Dolby Laboratories, Inc.	563,121
5,348	F5 Networks, Inc.[f]	644,755
13,120	Facebook, Inc.[f]	2,241,814
23,716	Finisar Corporation[f]	525,784
12,100	FUJIFILM Holdings NPV	470,101

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
118

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (46.4%)	Value
Information Technology (7.7%) - continued
21,121	Juniper Networks, Inc.	$587,797
21,800	Konica Minolta Holdings, Inc.	179,113
1,230	Kulicke and Soffa Industries, Inc.[f]	26,531
1,470	Lam Research Corporation	272,009
23,460	Microsoft Corporation	1,747,535
5,900	NEC Networks & System Integration Corporation	140,957
15,134	New Relic, Inc.[f]	753,673
2,338	NVIDIA Corporation	417,964
3,064	NXP Semiconductors NVf	346,508
37,620	PayPal Holdings, Inc.[f]	2,408,809
8,350	Red Hat, Inc.[f]	925,681
10,150	Salesforce.com, Inc.[f]	948,213
1,653	SMA Solar Technology AG	64,853
21,740	Twitter, Inc.[f]	366,754
27,310	Visa, Inc.	2,874,104
13,775	Xilinx, Inc.	975,683

	Total	30,163,364

Materials (1.7%)
2,900	Adeka Corporation	52,919
3,992	APERAM	209,201
1,620	Ashland Global Holdings, Inc.	105,932
5,039	BHP Billiton plc	88,918
17,379	BHP Billiton, Ltd.	352,443
4,110	Crown Holdings, Inc.[f]	245,449
23,900	Daicel Corporation	288,180
1,559	Eagle Materials, Inc.	166,345
14,632	Evonik Industries AG	523,129
2,990	FMC Corporation	267,037
10,782	Granges AB	123,581
4,400	JSR Corporation	83,661
5,000	Kaneka Corporation	38,850
21,400	Kuraray Company, Ltd.	400,390
12,100	Kyoei Steel, Ltd.	188,822
2,613	Mondi plc	70,251
3,695	Neenah Paper, Inc.	316,107
600	Nippon Shokubai Company, Ltd.	42,410
67,279	Norsk Hydro ASA	490,920
14,000	Oji Holdings Corporation	75,594
3,420	Packaging Corporation of America	392,206
2,500	Rengo Company, Ltd.	14,881
1,907	Rio Tinto, Ltd.	99,955
4,200	Sensient Technologies Corporation	323,064
4,840	Solvay SA	723,569
100	Sumitomo Seika Chemicals Company, Ltd.	4,783
6,800	Toagosei Company, Ltd.	91,158
28,429	UPM-Kymmene Oyj	771,306
6,145	Valvoline, Inc.	144,100
20,516	Verso Corporation[f]	104,427
1,700	Yamato Kogyo Company, Ltd.	46,080

	Total	6,845,668

Real Estate (6.4%)
2,200	Acadia Realty Trust	62,964
1,100	Agree Realty Corporation	53,988
8,708	Alexandria Real Estate Equities, Inc.	1,035,991
7,409	Alstria Office REIT AG	105,912
1,000	American Assets Trust, Inc.	39,770
2,950	American Campus Communities, Inc.	130,242
6,200	American Homes 4 Rent	134,602
2,370	American Tower Corporation	323,932
4,050	Apartment Investment & Management Company	177,633
4,900	Apple Hospitality REIT, Inc.	92,659

Shares	Common Stock (46.4%)	Value
Real Estate (6.4%) - continued
650	Armada Hoffler Properties, Inc.	$8,977
2,832	Artis Real Estate Investment Trust	30,005
3,000	AvalonBay Communities, Inc.	535,260
1,678	Bluerock Residential Growth REIT, Inc.	18,559
5,037	Boston Properties, Inc.	618,947
3,800	Brandywine Realty Trust	66,462
26,095	British Land Company plc	210,683
7,758	Brixmor Property Group, Inc.	145,850
9,872	Camden Property Trust	902,794
1,124	Chesapeake Lodging Trust	30,314
600	City Office REIT, Inc.	8,262
11,095	Colony NorthStar, Inc.	139,353
1,900	Colony Starwood Homes	69,103
1,100	Columbia Property Trust, Inc.	23,947
2,300	CoreCivic, Inc.	61,571
650	CoreSite Realty Corporation	72,735
2,200	Corporate Office Properties Trust	72,226
7,842	Cousins Properties, Inc.	73,244
3,978	Crown Castle International Corporation	397,720
4,800	CubeSmart	124,608
1,800	CyrusOne, Inc.	106,074
300	Daito Trust Construction Company, Ltd.	54,655
2,200	DCT Industrial Trust, Inc.	127,424
7,000	DDR Corporation	64,120
53,704	DEXUS Property Group	400,761
4,014	DiamondRock Hospitality Company	43,953
4,467	Digital Realty Trust, Inc.	528,580
2,900	Douglas Emmett, Inc.	114,318
32,589	Duke Realty Corporation	939,215
364	EastGroup Properties, Inc.	32,076
1,300	Education Realty Trust, Inc.	46,709
1,857	Empire State Realty Trust, Inc.	38,143
1,419	EPR Properties	98,961
2,317	Equinix, Inc.	1,034,077
2,700	Equity Commonwealth[f]	82,080
1,900	Equity Lifestyle Properties, Inc.	161,652
10,670	Equity Residential	703,473
1,575	Essex Property Trust, Inc.	400,097
2,900	Extra Space Storage, Inc.	231,768
1,600	Federal Realty Investment Trust	198,736
3,200	First Industrial Realty Trust, Inc.	96,288
5,140	Forest City Realty Trust, Inc.	131,121
2,100	Franklin Street Properties Corporation	22,302
3,950	Gaming and Leisure Properties, Inc.	145,715
42,345	General Growth Properties, Inc.	879,506
2,850	GEO Group, Inc.	76,665
4,013	Gramercy Property Trust	121,393
4,712	H&R Real Estate Investment Trust	81,344
37,000	Hang Lung Properties, Ltd.	88,090
9,300	HCP, Inc.	258,819
3,700	Healthcare Realty Trust, Inc.	119,658
4,800	Healthcare Trust of America, Inc.	143,040
3,200	Highwoods Properties, Inc.	166,688
3,700	Hospitality Properties Trust	105,413
16,396	Host Hotels & Resorts, Inc.	303,162
3,650	Hudson Pacific Properties, Inc.	122,384
61,000	Hysan Development Company, Ltd.	287,802
3,100	Invitation Homes, Inc.	70,215
4,900	Iron Mountain, Inc.	190,610
2,985	JBG SMITH Properties[f]	102,117
2,100	Kilroy Realty Corporation	149,352
8,274	Kimco Realty Corporation	161,757

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
119

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (46.4%)	Value
Real Estate (6.4%) - continued
1,300	Kite Realty Group Trust	$26,325
1,603	Lamar Advertising Company	109,854
2,300	LaSalle Hotel Properties	66,746
3,200	Liberty Property Trust	131,392
1,015	Life Storage, Inc.	83,037
3,000	Macerich Company	164,910
1,900	Mack-Cali Realty Corporation	45,049
7,100	Medical Properties Trust, Inc.	93,223
250	MGM Growth Properties, LLC	7,553
2,302	Mid-America Apartment Communities, Inc.	246,038
1,300	National Health Investors, Inc.	100,477
4,200	National Retail Properties, Inc.	174,972
590	National Storage Affiliates Trust	14,302
320	NexPoint Residential Trust, Inc.	7,594
3,350	Omega Healthcare Investors, Inc.	106,898
2,700	Outfront Media, Inc.	67,986
1,118	Paramount Group, Inc.	17,888
2,340	Park Hotels & Resorts, Inc.	64,490
1,200	Pebblebrook Hotel Trust	43,368
6,800	Physicians Realty Trust	120,564
1,000	Piedmont Office Realty Trust, Inc.	20,160
17,063	Prologis, Inc.	1,082,818
4,250	Public Storage, Inc.	909,457
1,019	QTS Realty Trust, Inc.	53,355
2,000	Quality Care Properties, Inc.[f]	31,000
1,600	Ramco-Gershenson Properties Trust	20,816
5,193	Realty Income Corporation	296,988
3,865	Regency Centers Corporation	239,785
2,250	Retail Opportunity Investments Corporation	42,772
3,900	Retail Properties of America, Inc.	51,207
4,514	RLJ Lodging Trust	99,308
19,000	Road King Infrastructure, Ltd.	30,697
1,000	Ryman Hospitality Properties	62,490
4,646	Sabra Health Care REIT, Inc.	101,933
3,571	Senior Housing Property Trust	69,813
9,378	Simon Property Group, Inc.	1,509,952
2,200	SL Green Realty Corporation	222,904
9,200	Spirit Realty Capital, Inc.	78,844
1,000	STAG Industrial, Inc.	27,470
93,436	Stockland	315,542
4,360	Store Capital Corporation	108,433
4,052	Summit Hotel Properties, Inc.	64,791
1,900	Sun Communities, Inc.	162,792
15,000	Sun Hung Kai Properties, Ltd.	244,354
4,662	Sunstone Hotel Investors, Inc.	74,918
6,000	Swire Pacific, Ltd.	58,413
3,877	TAG Immobilien AG	65,220
1,752	Tanger Factory Outlet Centers, Inc.	42,784
1,350	Taubman Centers, Inc.	67,095
5,600	UDR, Inc.	212,968
1,900	Urban Edge Properties	45,828
600	Urstadt Biddle Properties, Inc.	13,020
7,600	Ventas, Inc.	494,988
21,019	VEREIT, Inc.	174,248
5,970	Vornado Realty Trust	458,974
2,200	Washington Prime Group, Inc.	18,326
500	Washington REIT	16,380
2,600	Weingarten Realty Investors	82,524
7,654	Welltower, Inc.	537,923
44,700	Wing Tai Holdings, Ltd.	71,256
1,300	WP Carey, Inc.	87,607
2,300	Xenia Hotels & Resorts, Inc.	48,415

	Total	25,109,860

Shares	Common Stock (46.4%)	Value
Telecommunications Services (0.9%)
4,831	Freenet AG	$161,677
126,585	KCOM Group plc	167,927
13,200	Nippon Telegraph & Telephone Corporation	604,834
63,800	NTT DOCOMO, Inc.	1,458,263
5,046	Proximus SA	173,954
17,129	TDC AS	100,454
12,600	Telefonica Deutschland Holding AG	70,807
43,276	Telenor ASA	916,783

	Total	3,654,699

Utilities (0.7%)
2,942	Canadian Utilities, Ltd.	91,366
18,700	Chubu Electric Power Company, Inc.	232,400
800	Electric Power Development Company, Ltd.	20,097
46,940	Electricidade de Portugal SA	176,996
457	Elia System Operator SA	26,473
27,208	MDU Resources Group, Inc.	706,048
15,358	New Jersey Resources Corporation	647,340
30,600	Osaka Gas Company, Ltd.	568,745
31,900	Redes Energeticas Nacionais SGPS SA	103,960
2,362	Verbund AG	55,708

	Total	2,629,133

	Total Common Stock (cost $155,509,868)	181,932,963

Principal Amount	Long-Term Fixed Income (31.7%)	Value
Asset-Backed Securities (2.2%)
	ALM XI Ltd.
375,000	4.554%, (LIBOR 3M + 3.250%), 10/17/2026, Ser. 2014-11A, Class CR*,i	376,777
	Apidos CLO XVIII
225,000	4.563%, (LIBOR 3M + 3.250%), 7/22/2026, Ser. 2014-18A, Class CR*,i	226,267
	Asset Backed Securities Corporation Home Equity Loan Trust
310,291	1.377%, (LIBOR 1M + 0.140%), 7/25/2036, Ser. 2006-HE5, Class A4[i]	303,883
	Bear Stearns ARM Trust
125,297	3.046%, 1/25/2034, Ser. 2003-8, Class 5A	122,466
	BlueMountain CLO, Ltd.
525,000	4.504%, (LIBOR 3M + 3.200%), 10/15/2026, Ser. 2014-3A, Class CR*,i	527,207
	CLUB Credit Trust
300,000	3.170%, 4/17/2023, Ser. 2017-NP1, Class B*	300,306
	College Ave Student Loans, LLC
323,771	2.887%, (LIBOR 1M + 1.650%), 11/26/2046, Ser. 2017-A, Class A1*,i	323,771
	Credit Based Asset Servicing and Securitization, LLC
250,619	3.434%, 12/25/2036, Ser. 2006-CB2, Class AF2[j]	198,534
	Earnest Student Loan Program, LLC
262,849	2.680%, 7/25/2035, Ser. 2016-C, Class A2[g]	262,383

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
120

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (31.7%)	Value
Asset-Backed Securities (2.2%) - continued
	First Horizon ABS Trust
$73,866	1.397%, (LIBOR 1M + 0.160%), 10/25/2034, Ser. 2006-HE1, Class Ai,k	$72,480
	GMAC Mortgage Corporation Loan Trust
196,034	1.737%, (LIBOR 1M + 0.500%), 8/25/2035, Ser. 2005-HE1, Class A2[i,k]	193,604
193,798	1.414%, (LIBOR 1M + 0.180%), 12/25/2036, Ser. 2006-HE4, Class A1[i,k]	186,713
	IndyMac Seconds Asset-Backed Trust
210,429	1.577%, (LIBOR 1M + 0.340%), 10/25/2036, Ser. 2006-2B, Class Ai,k	132,586
	J.P. Morgan Mortgage Acquisition Trust
172,096	4.483%, 3/25/2047, Ser. 2007-HE1, Class AF4[j]	126,878
	Lehman XS Trust
157,756	5.440%, 8/25/2035, Ser. 2005-2, Class 2A3Bj	136,798
	Lendmark Funding Trust
350,000	2.830%, 1/22/2024, Ser. 2017-1A, Class Ag	350,110
	Madison Park Funding XIV, Ltd.
500,000	4.557%, (LIBOR 3M + 3.250%), 7/20/2026, Ser. 2014-14A, Class DR*,i	501,946
	Merrill Lynch Mortgage Investors Trust
339,422	3.120%, 6/25/2035, Ser. 2005-A5, Class M1	243,100
	MLCC Mortgage Investors, Inc.
158,585	1.897%, (LIBOR 1M + 0.660%), 9/25/2029, Ser. 2004-D, Class A1[i]	158,204
	Murray Hill Marketplace Trust
31,054	4.190%, 11/25/2022, Ser. 2016-LC1, Class A*	31,182
	NRZ Advance Receivables Trust Advance Receivables Backed
225,500	2.751%, 6/15/2049, Ser. 2016-T1, Class AT1*	223,697
	Oak Hill Advisors Residential Loan Trust
398,545	3.125%, 6/25/2057, Ser. 2017-NPL1, Class A1*,j	398,737
	Octagon Investment Partners XX, Ltd.
350,000	4.859%, (LIBOR 3M + 3.550%), 8/12/2026, Ser. 2014-1A, Class DR*,i	351,889
	Preston Ridge Partners Mortgage Trust, LLC
218,219	4.000%, 9/27/2021, Ser. 2016-1A, Class A1*,j	217,873
251,495	4.250%, 1/25/2022, Ser. 2017-1A, Class A1*,j	252,221
	Pretium Mortgage Credit Partners, LLC
279,997	3.250%, 3/28/2057, Ser. 2017-NPL2, Class A1[g,j]	280,070

Principal Amount	Long-Term Fixed Income (31.7%)	Value
Asset-Backed Securities (2.2%) - continued
	SoFi Consumer Loan Program, LLC
$270,133	3.050%, 12/26/2025, Ser. 2016-3, Class Ag	$272,729
238,797	3.280%, 1/26/2026, Ser. 2017-1, Class Ag	241,937
	US Residential Opportunity Fund Trust
264,456	3.475%, 7/27/2036, Ser. 2016-1III, Class A*,j	264,595
	Vericrest Opportunity Loan Transferee
293,002	3.250%, 4/25/2059, Ser. 2017-NPL7, Class A1[g,j]	294,116
337,379	3.375%, 4/25/2047, Ser. 2017-NPL4, Class A1[g,j]	339,212
	Voya CLO 4, Ltd.
425,000	4.304%, (LIBOR 3M + 3.000%), 10/14/2026, Ser. 2014-4A, Class CR*,i	425,342
	Wachovia Asset Securitization, Inc.
395,404	1.377%, (LIBOR 1M + 0.140%), 7/25/2037, Ser. 2007-HE1, Class A*,i,k	345,461

	Total	8,683,074

Basic Materials (0.6%)
	Alcoa Nederland Holding BV
90,000	6.750%, 9/30/2024[g]	99,675
	Anglo American Capital plc
86,000	4.125%, 9/27/2022[g]	89,330
	ArcelorMittal SA
190,000	6.000%, 3/1/2021	208,525
	BWAY Holding Company
175,000	5.500%, 4/15/2024[g]	182,656
	CF Industries, Inc.
195,000	3.450%, 6/1/2023[h]	192,562
	Dow Chemical Company
86,000	8.550%, 5/15/2019	94,971
	EI du Pont de Nemours & Company
86,000	2.200%, 5/1/2020	86,539
	FMG Resources Property, Ltd.
180,000	5.125%, 5/15/2024[g]	182,700
	INEOS Group Holdings SA
380,000	5.625%, 8/1/2024[g,h]	394,725
	Kinross Gold Corporation
44,000	5.125%, 9/1/2021	47,190
	LyondellBasell Industries NV
80,000	5.000%, 4/15/2019	83,001
	Peabody Securities Finance Corporation
170,000	6.375%, 3/31/2025[g]	174,675
	RPM International, Inc., Convertible
29,000	2.250%, 12/15/2020	33,422
	Sherwin-Williams Company
85,000	2.250%, 5/15/2020	85,322
	Trinseo Materials Operating SCA
180,000	5.375%, 9/1/2025[g]	185,175
	Vale Overseas, Ltd.
75,000	5.875%, 6/10/2021	82,594
	Xstrata Finance Canada, Ltd.
66,000	4.950%, 11/15/2021[g]	71,274

	Total	2,294,336

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
121

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (31.7%)	Value
Capital Goods (0.8%)
	Ashtead Capital, Inc.
$150,000	4.125%, 8/15/2025[g]	$154,500
	Bombardier, Inc.
100,000	7.500%, 3/15/2025[g]	99,750
	Building Materials Corporation of America
280,000	6.000%, 10/15/2025[g]	305,469
	Caterpillar Financial Services Corporation
65,000	1.850%, 9/4/2020	64,796
	Cemex SAB de CV
300,000	5.700%, 1/11/2025[g]	319,800
	Cintas Corporation No. 2
64,000	2.900%, 4/1/2022	65,180
	CNH Industrial Capital, LLC
305,000	4.375%, 11/6/2020	320,250
	Crown Americas Capital Corporation IV
190,000	4.500%, 1/15/2023	199,975
	General Electric Company
283,000	5.000%, 1/21/2021[l]	299,329
	Lockheed Martin Corporation
65,000	2.500%, 11/23/2020	65,958
	Reynolds Group Issuer, Inc.
340,000	5.125%, 7/15/2023[g]	354,824
	Rockwell Collins, Inc.
64,000	1.950%, 7/15/2019	63,993
	Roper Industries, Inc.
71,000	2.050%, 10/1/2018	71,166
	Textron Financial Corporation
500,000	3.050%, (LIBOR 3M + 1.735%), 2/15/2042[g,i]	437,500
	United Rentals North America, Inc.
290,000	5.500%, 7/15/2025	311,373

	Total	3,133,863

Collateralized Mortgage Obligations (3.5%)
	AJAX Mortgage Loan Trust
329,865	3.470%, 4/25/2057, Ser. 2017-A, Class A*,j	332,028
	Alternative Loan Trust 2007-6
211,005	5.750%, 4/25/2047, Ser. 2007-6, Class A4	186,287
	Angel Oak Mortgage Trust
63,602	4.500%, 11/25/2045, Ser. 2015-1, Class A*,j	63,516
	Banc of America Alternative Loan Trust
356,033	6.000%, 11/25/2035, Ser. 2005-10, Class 3CB1	314,630
	Banc of America Mortgage Securities, Inc.
102,022	3.596%, 9/25/2035, Ser. 2005-H, Class 2A1	100,078
	Bear Stearns ALT-A Trust
145,339	3.586%, 10/25/2033, Ser. 2003-3, Class 5A	145,141
	COLT Mortgage Loan Trust
147,142	2.750%, 9/25/2046, Ser. 2016-2, Class A1*	149,252
	Countrywide Alternative Loan Trust
11,793	5.500%, 5/25/2035, Ser. 2005-J3, Class 2A13	11,767
451,321	5.750%, 5/25/2036, Ser. 2006-6CB, Class 2A16	340,991

Principal Amount	Long-Term Fixed Income (31.7%)	Value
Collateralized Mortgage Obligations (3.5%) - continued
$372,237	6.500%, 8/25/2036, Ser. 2006-23CB, Class 2A3	$255,084
	Countrywide Asset-Backed Certificates
163,811	1.737%, (LIBOR 1M + 0.500%), 7/25/2034, Ser. 2004-2, Class 3A4[i]	152,715
	Countrywide Home Loan Mortgage Pass Through Trust
263,968	3.252%, 11/25/2035, Ser. 2005-22, Class 2A1	234,326
	Credit Suisse First Boston Mortgage Securities Corporation
205,296	5.250%, 10/25/2035, Ser. 2005-9, Class 1A3	199,713
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
277,671	2.701%, 8/25/2035, Ser. 2005-AR1, Class 2A3	230,301
398,508	5.500%, 11/25/2035, Ser. 2005-5, Class 1A4	407,461
304,228	1.659%, (12 MTA + 0.770%), 4/25/2047, Ser. 2007-OA2, Class A1[i]	281,533
	GCAT, LLC
386,391	3.375%, 3/25/2047, Ser. 2017-1, Class A1*,j	384,801
	GMAC Mortgage Corporation Loan Trust
177,772	3.744%, 5/25/2035, Ser. 2005-AR2, Class 4A	168,676
	GMACM Mortgage Loan Trust
144,509	3.577%, 11/19/2035, Ser. 2005-AR6, Class 1A1	137,032
	HarborView Mortgage Loan Trust
208,197	3.573%, 7/19/2035, Ser. 2005-4, Class 3A1	183,969
112,678	3.676%, 12/19/2035, Ser. 2005-14, Class 3A1A	111,401
	IndyMac INDA Mortgage Loan Trust
204,221	3.397%, 8/25/2036, Ser. 2006-AR1, Class A1	194,721
	IndyMac INDX Mortgage Loan Trust
376,874	1.447%, (LIBOR 1M + 0.210%), 4/25/2046, Ser. 2006-AR2, Class 1A1Bi	342,067
	J.P. Morgan Alternative Loan Trust
504,649	6.500%, 3/25/2036, Ser. 2006-S1, Class 1A19	453,312
	J.P. Morgan Mortgage Trust
318,540	3.583%, 8/25/2035, Ser. 2005-A5, Class 1A2	317,334
341,079	3.393%, 1/25/2037, Ser. 2006-A7, Class 2A2	341,357
	Merrill Lynch Mortgage Investors Trust
379,457	6.250%, 8/25/2036, Ser. 2006-AF1, Class AF2A	302,371
	Mill City Mortgage Loan Trust
400,778	2.750%, 11/25/2058, Ser. 2017-1, Class A1[g]	402,973

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
122

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (31.7%)	Value
Collateralized Mortgage Obligations (3.5%) - continued
	MortgageIT Trust
$474,868	1.497%, (LIBOR 1M + 0.260%), 12/25/2035, Ser. 2005-5, Class A1[i]	$474,264
570,157	1.437%, (LIBOR 1M + 0.200%), 4/25/2036, Ser. 2006-1, Class 1A2[i]	520,228
	New York Mortgage Trust
145,955	3.616%, 5/25/2036, Ser. 2006-1, Class 2A3	142,591
	Preston Ridge Partners Mortgage Trust, LLC
300,000	3.470%, 9/25/2022, Ser. 2017-2A, Class A1*,c,d,j	300,000
	Residential Accredit Loans, Inc. Trust
304,371	1.987%, (LIBOR 1M + 0.750%), 6/25/2035, Ser. 2005-QS7, Class A3[i]	250,311
272,913	5.750%, 9/25/2035, Ser. 2005-QS13, Class 2A3	266,467
216,380	6.000%, 1/25/2037, Ser. 2007-QS1, Class 1A1	201,131
	Residential Funding Mortgage Security I Trust
441,896	6.000%, 7/25/2037, Ser. 2007-S7, Class A20	416,844
	Structured Adjustable Rate Mortgage Loan Trust
289,797	3.231%, 1/25/2035, Ser. 2004-19, Class 2A2	281,628
177,279	3.565%, 7/25/2035, Ser. 2005-15, Class 4A1	154,238
285,763	3.679%, 9/25/2035, Ser. 2005-18, Class 1A1	232,904
	Structured Asset Mortgage Investments, Inc.
704,371	1.547%, (LIBOR 1M + 0.310%), 12/25/2035, Ser. 2005-AR4, Class A1[i]	624,865
	Sunset Mortgage Loan Company, LLC
53,895	4.459%, 9/18/2045, Ser. 2015-NPL1, Class A*,j	53,987
74,981	3.844%, 7/16/2047, Ser. 2016-NPL1, Class A*,j	75,004
	WaMu Mortgage Pass Through Certificates
63,420	5.000%, 11/25/2018, Ser. 2003-S12, Class 3A	64,008
135,799	2.606%, 1/25/2037, Ser. 2006-AR18, Class 1A1	124,905
465,671	1.769%, (12 MTA + 0.880%), 10/25/2046, Ser. 2006-AR13, Class 1Ai	417,091
171,684	1.619%, (12 MTA + 0.730%), 1/25/2047, Ser. 2006-AR19, Class 1A1Ai	166,227
238,307	1.629%, (12 MTA + 0.740%), 1/25/2047, Ser. 2006-AR19, Class 1Ai	203,050

Principal Amount	Long-Term Fixed Income (31.7%)	Value
Collateralized Mortgage Obligations (3.5%) - continued
	Washington Mutual Mortgage Pass Through Certificates Trust
$373,591	1.639%, (12 MTA + 0.750%), 2/25/2047, Ser. 2007-OA3, Class 2Ai	$302,837
	Wells Fargo Commercial Mortgage Trust
450,000	3.290%, 5/15/2048, Ser. 2015-C28, Class A3	459,341
	Wells Fargo Mortgage Backed Securities 2006-AR14 Trust
185,895	3.516%, 10/25/2036, Ser. 2006-AR14, Class 2A3	175,295
	Wells Fargo Mortgage Backed Securities Trust
219,593	3.177%, 3/25/2036, Ser. 2006-AR2, Class 2A1	221,921
246,997	5.500%, 4/25/2036, Ser. 2006-4, Class 2A2	240,319
349,670	3.328%, 7/25/2036, Ser. 2006-AR10, Class 2A1	346,863
167,937	6.000%, 7/25/2037, Ser. 2007-10, Class 1A1	166,751
188,403	6.000%, 7/25/2037, Ser. 2007-8, Class 1A16	189,460

	Total	13,817,367

Commercial Mortgage-Backed Securities (0.1%)
	Bear Stearns Commercial Mortgage Securities Trust
270,864	6.087%, 6/11/2050, Ser. 2007-PW18, Class AMA	270,964

	Total	270,964

Communications Services (1.4%)
	Altice US Finance I Corporation
200,000	5.500%, 5/15/2026[g]	211,000
	AMC Networks, Inc.
300,000	5.000%, 4/1/2024	309,750
	America Movil SAB de CV
71,000	5.000%, 10/16/2019	75,181
	American Tower Corporation
65,000	2.800%, 6/1/2020	65,974
	AT&T, Inc.
86,000	5.875%, 10/1/2019	92,389
44,000	5.200%, 3/15/2020	47,143
65,000	2.263%, (LIBOR 3M + 0.930%), 6/30/2020[i]	65,880
60,000	2.800%, 2/17/2021	60,702
124,000	2.850%, 2/14/2023	123,389
	British Sky Broadcasting Group plc
102,000	2.625%, 9/16/2019[g]	102,682
	CCOH Safari, LLC
305,000	5.750%, 2/15/2026[g]	320,250
	CenturyLink, Inc.
230,000	6.450%, 6/15/2021	239,322
	Charter Communications Operating, LLC
72,000	3.579%, 7/23/2020	73,900
32,000	4.464%, 7/23/2022	33,795
	Clear Channel Worldwide Holdings, Inc.
290,000	6.500%, 11/15/2022	298,700

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
123

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (31.7%)	Value
Communications Services (1.4%) - continued
	Comcast Corporation
$88,000	1.625%, 1/15/2022	$85,746
	Crown Castle International Corporation
35,000	3.400%, 2/15/2021	36,027
	CSC Holdings, LLC
20,000	5.500%, 4/15/2027[g]	20,800
	Digicel, Ltd.
257,936	6.000%, 4/15/2021*	251,782
	Discovery Communications, LLC
43,000	2.200%, 9/20/2019	43,137
85,000	2.950%, 3/20/2023	85,066
	DISH Network Corporation
560,000	3.375%, 8/15/2026	626,500
	IAC FinanceCo, Inc., Convertible
54,000	0.875%, 10/1/2022[g]	56,194
	Liberty Interactive, LLC, Convertible
291,000	1.750%, 9/30/2046[g]	344,835
	Liberty Media Corporation, Convertible
399,000	1.000%, 1/30/2023[g]	474,311
	Moody’s Corporation
44,000	2.750%, 12/15/2021	44,334
	Neptune Finco Corporation
100,000	10.875%, 10/15/2025[g]	123,625
	Nexstar Escrow Corporation
335,000	5.625%, 8/1/2024[g]	346,725
	Sprint Corporation
290,000	7.625%, 2/15/2025	333,500
	Telefonica Emisiones SAU
78,000	3.192%, 4/27/2018	78,631
	Time Warner, Inc.
43,000	4.875%, 3/15/2020	45,764
	Verizon Communications, Inc.
106,000	4.500%, 9/15/2020	113,746
102,000	2.946%, 3/15/2022	103,704
	Viacom, Inc.
86,000	4.250%, 9/1/2023	88,340

	Total	5,422,824

Consumer Cyclical (1.3%)
	Allison Transmission, Inc.
305,000	5.000%, 10/1/2024[g]	316,544
	American Honda Finance Corporation
66,000	2.000%, 2/14/2020	66,100
	BMW US Capital, LLC
80,000	1.500%, 4/11/2019[g]	79,756
	Brookfield Residential Properties, Inc.
200,000	6.125%, 7/1/2022[g]	209,000
	Cinemark USA, Inc.
263,000	4.875%, 6/1/2023	265,630
	CVS Health Corporation
44,000	2.750%, 12/1/2022	44,087
	Ford Motor Credit Company, LLC
86,000	2.262%, 3/28/2019	86,292
87,000	2.597%, 11/4/2019	87,726
64,000	3.336%, 3/18/2021	65,439
	General Motors Financial Company, Inc.
40,000	3.150%, 1/15/2020	40,693
64,000	2.650%, 4/13/2020	64,497
64,000	4.375%, 9/25/2021	67,831
43,000	3.150%, 6/30/2022	43,330

Principal Amount	Long-Term Fixed Income (31.7%)	Value
Consumer Cyclical (1.3%) - continued
	Home Depot, Inc.
$65,000	2.625%, 6/1/2022	$66,014
	Hyundai Capital America
43,000	2.550%, 4/3/2020[g]	42,918
43,000	2.750%, 9/18/2020[g]	42,957
	Jaguar Land Rover Automotive plc
273,000	5.625%, 2/1/2023[g]	283,579
	KB Home
189,000	4.750%, 5/15/2019	194,434
	L Brands, Inc.
273,000	6.625%, 4/1/2021	300,300
	Landry’s, Inc.
160,000	6.750%, 10/15/2024[g]	161,800
	Lennar Corporation
265,000	4.500%, 4/30/2024	272,892
	Live Nation Entertainment, Inc.
335,000	5.375%, 6/15/2022[g]	348,400
	McDonald’s Corporation
86,000	2.625%, 1/15/2022	86,595
	MGM Resorts International
300,000	6.000%, 3/15/2023	330,750
	New Red Finance, Inc.
185,000	4.250%, 5/15/2024[g]	185,694
	Newell Rubbermaid, Inc.
55,000	3.150%, 4/1/2021	56,255
	Nissan Motor Acceptance Corporation
66,000	2.000%, 3/8/2019[g]	66,042
	Prime Security Services Borrower, LLC
235,000	9.250%, 5/15/2023[g]	259,337
	Ralph Lauren Corporation
60,000	2.625%, 8/18/2020	60,798
	Six Flags Entertainment Corporation
150,000	4.875%, 7/31/2024[g]	152,625
	Toll Brothers Finance Corporation
76,000	4.000%, 12/31/2018	77,235
	Visa, Inc.
65,000	2.200%, 12/14/2020	65,616
	Volkswagen Group of America Finance, LLC
60,000	2.450%, 11/20/2019[g]	60,446
	West Corporation
125,000	5.375%, 7/15/2022[g]	126,250
	Yum! Brands, Inc.
305,000	5.000%, 6/1/2024[g]	321,394

	Total	4,999,256

Consumer Non-Cyclical (1.1%)
	Abbott Laboratories
88,000	2.550%, 3/15/2022	88,024
66,000	3.400%, 11/30/2023	67,939
	AbbVie, Inc.
88,000	2.500%, 5/14/2020	89,041
44,000	2.900%, 11/6/2022	44,611
	Albertsons Companies, LLC
220,000	6.625%, 6/15/2024	204,875
	Amgen, Inc.
85,000	2.650%, 5/11/2022	85,669
	Anheuser-Busch InBev Finance, Inc.
90,000	2.571%, (LIBOR 3M + 1.260%), 2/1/2021[i]	93,020
65,000	2.650%, 2/1/2021	66,040
44,000	3.300%, 2/1/2023	45,603

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
124

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (31.7%)	Value
Consumer Non-Cyclical (1.1%) - continued
	Anheuser-Busch InBev Worldwide, Inc.
$78,000	6.500%, 7/15/2018	$80,920
	BAT Capital Corporation
43,000	2.297%, 8/14/2020[g]	43,128
44,000	2.764%, 8/15/2022[g]	44,234
	Becton, Dickinson and Company
86,000	3.125%, 11/8/2021	87,647
	Boston Scientific Corporation
40,000	6.000%, 1/15/2020	43,415
	Bunge Limited Finance Corporation
65,000	3.500%, 11/24/2020	66,890
	Cardinal Health, Inc.
44,000	1.948%, 6/14/2019	44,040
44,000	2.616%, 6/15/2022	43,951
	Celgene Corporation
65,000	3.550%, 8/15/2022	68,142
	Cott Beverages, Inc.
200,000	5.375%, 7/1/2022	208,500
	CVS Health Corporation
86,000	2.250%, 12/5/2018	86,379
	Envision Healthcare Corporation
295,000	5.125%, 7/1/2022[g]	306,062
	Express Scripts Holding Company
44,000	4.750%, 11/15/2021	47,727
55,000	3.000%, 7/15/2023	55,156
	Forest Laboratories, LLC
29,000	4.375%, 2/1/2019[g]	29,738
21,000	4.875%, 2/15/2021[g]	22,546
	HCA, Inc.
227,936	4.750%, 5/1/2023	241,327
115,000	4.500%, 2/15/2027	117,587
	JBS USA, LLC
290,000	5.750%, 6/15/2025[g]	288,912
	Kraft Heinz Foods Company
85,000	5.375%, 2/10/2020	91,161
	Kroger Company
43,000	2.800%, 8/1/2022	43,104
	Laboratory Corporation of America Holdings
35,000	2.625%, 2/1/2020	35,368
	Mead Johnson Nutrition Company
65,000	3.000%, 11/15/2020	66,765
	Medtronic Global Holdings SCA
86,000	1.700%, 3/28/2019	85,946
	Molson Coors Brewing Company
88,000	2.250%, 3/15/2020[g]	87,931
	Mondelez International Holdings Netherlands BV
65,000	2.000%, 10/28/2021[g]	63,778
	Mylan NV
88,000	3.150%, 6/15/2021	89,521
	Pernod Ricard SA
35,000	5.750%, 4/7/2021[g]	38,805
	Pinnacle Foods, Inc.
200,000	5.875%, 1/15/2024	212,000
	Reynolds American, Inc.
35,000	3.250%, 6/12/2020	35,961
	Shire Acquisitions Investments Ireland Designated Activity Company
86,000	2.400%, 9/23/2021	85,678
	Smithfield Foods, Inc.
66,000	2.700%, 1/31/2020[g]	66,193

Principal Amount	Long-Term Fixed Income (31.7%)	Value
Consumer Non-Cyclical (1.1%) - continued
	Teva Pharmaceutical Finance Company BV
$43,000	2.950%, 12/18/2022	$41,754
	Teva Pharmaceutical Finance IV, LLC
21,000	2.250%, 3/18/2020	20,717
	Teva Pharmaceutical Finance Netherlands III BV
65,000	2.200%, 7/21/2021	62,511
	TreeHouse Foods, Inc.
200,000	4.875%, 3/15/2022	206,750
	Valeant Pharmaceuticals International
227,936	7.250%, 7/15/2022[g]	222,238
	Wayfair, Inc., Convertible
97,000	0.375%, 9/1/2022[g]	93,969
	Zoetis, Inc.
65,000	3.450%, 11/13/2020	67,190

	Total	4,428,463

Energy (1.3%)
	Alliance Resource Operating Partners, LP
170,000	7.500%, 5/1/2025[g]	176,375
	Anadarko Petroleum Corporation
60,000	8.700%, 3/15/2019	65,478
	Antero Resources Corporation
200,000	5.125%, 12/1/2022	204,500
	BP Capital Markets plc
44,000	2.315%, 2/13/2020	44,379
172,000	2.520%, 9/19/2022	172,123
	Buckeye Partners, LP
100,000	2.650%, 11/15/2018	100,407
	Canadian Natural Resources, Ltd.
43,000	2.950%, 1/15/2023	42,734
	Canadian Oil Sands, Ltd.
43,000	9.400%, 9/1/2021[g]	52,507
	Cenovus Energy, Inc.
43,000	3.800%, 9/15/2023	43,201
	Cheniere Energy Partners, LP
185,000	5.250%, 10/1/2025[g]	189,163
	Concho Resources, Inc.
75,000	4.375%, 1/15/2025	78,938
	Continental Resources, Inc.
43,000	5.000%, 9/15/2022	43,699
	Crestwood Midstream Partners, LP
200,000	6.250%, 4/1/2023	206,250
	Enbridge, Inc.
42,000	2.900%, 7/15/2022	42,233
	Encana Corporation
66,000	3.900%, 11/15/2021	67,997
	Energy Transfer Equity, LP
290,000	5.500%, 6/1/2027	305,225
	Energy Transfer Partners, LP
65,000	4.150%, 10/1/2020	67,873
	Enterprise Products Operating, LLC
200,000	5.250%, 8/16/2077	201,750
	EOG Resources, Inc.
65,000	2.625%, 3/15/2023	64,492
	EQT Corporation
88,000	8.125%, 6/1/2019	96,554
42,000	3.000%, 10/1/2022[c]	42,065
	Exxon Mobil Corporation
80,000	1.708%, 3/1/2019	80,061
	Kinder Morgan Energy Partners, LP
88,000	3.450%, 2/15/2023	88,954

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
125

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (31.7%)	Value
Energy (1.3%) - continued
	Marathon Oil Corporation
$44,000	2.700%, 6/1/2020	$43,991
	Marathon Petroleum Corporation
65,000	3.400%, 12/15/2020	67,067
	MEG Energy Corporation
273,000	6.375%, 1/30/2023[g]	238,192
	MPLX, LP
66,000	4.500%, 7/15/2023	70,194
	Nabors Industries, Inc., Convertible
170,000	0.750%, 1/15/2024[g]	138,231
	ONEOK, Inc.
64,000	7.500%, 9/1/2023	76,595
	PBF Holding Company, LLC
145,000	7.250%, 6/15/2025[g]	148,263
	Petrobras Global Finance BV
234,000	8.375%, 5/23/2021	270,650
94,000	7.375%, 1/17/2027	103,494
	Petroleos Mexicanos
42,000	6.375%, 2/4/2021	46,011
96,000	6.500%, 3/13/2027[g]	106,584
	Plains All American Pipeline, LP
31,000	5.000%, 2/1/2021	32,596
	Sabine Pass Liquefaction, LLC
43,000	6.250%, 3/15/2022	48,352
43,000	5.625%, 4/15/2023	47,645
300,000	5.625%, 3/1/2025	330,835
	Schlumberger Holdings Corporation
65,000	3.000%, 12/21/2020[g]	66,557
	Southwestern Energy Company
185,000	7.500%, 4/1/2026	192,169
	Sunoco Logistics Partners Operations, LP
65,000	4.400%, 4/1/2021	68,560
	Tesoro Corporation
150,000	4.750%, 12/15/2023[g]	161,808
	Weatherford International, Ltd.
100,000	8.250%, 6/15/2023[h]	103,000
	Western Gas Partners, LP
44,000	4.000%, 7/1/2022	45,510
	Whiting Petroleum Corporation, Convertible
190,000	1.250%, 4/1/2020	169,337
	Williams Partners, LP
88,000	4.000%, 11/15/2021	91,857

	Total	5,144,456

Financials (4.1%)
	ACE INA Holdings, Inc.
65,000	2.875%, 11/3/2022	66,180
	AIG Global Funding
86,000	2.150%, 7/2/2020[g]	85,863
	Air Lease Corporation
32,000	2.625%, 9/4/2018	32,253
	Ally Financial, Inc.
325,000	4.750%, 9/10/2018	332,182
	American Express Credit Corporation
43,000	1.641%, (LIBOR 3M + 0.330%), 5/3/2019[i]	43,109
43,000	2.200%, 3/3/2020	43,240
65,000	2.369%, (LIBOR 3M + 1.050%), 9/14/2020[i]	66,120
	Banco Santander SA
200,000	6.375%, 5/19/2019[l]	203,766
	Bank of America Corporation
43,000	2.369%, 7/21/2021	42,995

Principal Amount	Long-Term Fixed Income (31.7%)	Value
Financials (4.1%) - continued
$86,000	2.328%, 10/1/2021	$85,892
88,000	5.700%, 1/24/2022	98,958
	Bank of Montreal
55,000	1.500%, 7/18/2019	54,645
66,000	2.100%, 6/15/2020	66,141
	Bank of New York Mellon Corporation
88,000	2.600%, 2/7/2022	88,852
	Bank of Nova Scotia
64,000	2.700%, 3/7/2022	64,619
	Barclays plc
88,000	3.200%, 8/10/2021	89,352
	BB&T Corporation
130,000	2.050%, 6/19/2018	130,364
	Bear Stearns Companies, LLC
122,000	6.400%, 10/2/2017	122,000
	Blackstone Mortgage Trust, Inc., Convertible
332,000	5.250%, 12/1/2018	379,102
	BNP Paribas SA
300,000	7.625%, 3/30/2021[g,l]	329,625
	Capital One Financial Corporation
43,000	2.500%, 5/12/2020	43,193
129,000	3.050%, 3/9/2022	130,437
	CBOE Holdings, Inc.
66,000	1.950%, 6/28/2019	65,929
	Centene Escrow Corporation
215,000	5.625%, 2/15/2021	223,643
	Central Fidelity Capital Trust I
310,000	2.304%, (LIBOR 3M + 1.000%), 4/15/2027[i]	296,825
	Citigroup, Inc.
88,000	2.450%, 1/10/2020	88,628
88,000	2.650%, 10/26/2020	88,887
144,000	2.350%, 8/2/2021	143,215
43,000	2.750%, 4/25/2022	43,102
	CNA Financial Corporation
75,000	5.750%, 8/15/2021	83,208
	Commonwealth Bank of Australia
86,000	2.250%, 3/10/2020[g]	86,417
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
86,000	3.950%, 11/9/2022	90,228
	Credit Agricole SA
43,000	3.375%, 1/10/2022[g]	43,980
95,000	8.125%, 12/23/2025[g,l]	112,456
	Credit Suisse Group AG
255,000	7.500%, 12/11/2023[g,l]	288,153
	Credit Suisse Group Funding Guernsey, Ltd.
132,000	3.800%, 9/15/2022	136,978
	Credit Suisse Group Funding, Ltd.
88,000	3.125%, 12/10/2020	89,747
	DDR Corporation
66,000	3.500%, 1/15/2021	66,965
	Deutsche Bank AG
43,000	2.700%, 7/13/2020	43,167
129,000	4.250%, 10/14/2021	135,160
	Digital Realty Trust, LP
65,000	2.750%, 2/1/2023	64,691
	Discover Bank
28,000	8.700%, 11/18/2019	31,284
	Fifth Third Bancorp
65,000	2.600%, 6/15/2022	64,939

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
126

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (31.7%)	Value
Financials (4.1%) - continued
	First Tennessee Bank NA
$380	3.750%, (LIBOR 3M + 0.850%), 10/30/2017[g,i,l]	$302,136
	Goldman Sachs Group, Inc.
78,000	7.500%, 2/15/2019	83,766
86,000	5.375%, 5/10/2020[l]	89,105
64,000	2.600%, 12/27/2020	64,476
88,000	5.250%, 7/27/2021	96,673
65,000	2.485%, (LIBOR 3M + 1.170%), 11/15/2021[i]	65,892
88,000	3.000%, 4/26/2022	88,971
43,000	2.366%, (LIBOR 3M + 1.050%), 6/5/2023[i]	43,248
	Goldman Sachs Group, Inc., Convertible
1,600,000	0.500%, 9/24/2022[d]	2,172,192
	Hartford Financial Services Group, Inc.
120,000	6.000%, 1/15/2019	126,090
	HCP, Inc.
88,000	3.750%, 2/1/2019	89,600
	Hospitality Properties Trust
60,000	4.250%, 2/15/2021	62,492
	HSBC Holdings plc
128,000	3.400%, 3/8/2021	131,956
88,000	6.875%, 6/1/2021[l]	95,810
125,000	6.375%, 9/17/2024[l]	132,664
	Huntington Bancshares, Inc.
80,000	3.150%, 3/14/2021	82,005
	Icahn Enterprises, LP
120,000	6.000%, 8/1/2020	123,834
75,000	6.750%, 2/1/2024	79,125
	ILFC E-Capital Trust II
445,000	4.610%, (LIBOR 3M + 1.800%), 12/21/2065[g,i]	423,862
	ING Capital Funding Trust III
68,000	4.896%, (LIBOR 3M + 3.600%), 9/30/2017[i,l]	68,000
	International Lease Finance Corporation
88,000	4.625%, 4/15/2021	93,481
88,000	5.875%, 8/15/2022	98,508
	Intesa Sanpaolo SPA
30,000	3.875%, 1/16/2018	30,165
	J.P. Morgan Chase & Company
52,000	6.300%, 4/23/2019	55,483
25,000	2.250%, 1/23/2020	25,129
65,000	1.996%, (LIBOR 3M + 0.680%), 6/1/2021[i]	65,330
64,000	2.776%, 4/25/2023	64,329
89,000	2.543%, (LIBOR 3M + 1.230%), 10/24/2023[i]	90,958
	KeyCorp
68,000	2.300%, 12/13/2018	68,359
	Liberty Mutual Group, Inc.
35,000	5.000%, 6/1/2021[g]	37,905
	Lincoln National Corporation
55,000	6.250%, 2/15/2020	60,019
	Macquarie Bank, Ltd.
200,000	6.125%, 3/8/2027[g,l]	206,940
	MetLife, Inc.
100,000	1.903%, 12/15/2017	100,088
	MGIC Investment Corporation, Convertible
207,000	9.000%, 4/1/2063[g]	280,744

Principal Amount	Long-Term Fixed Income (31.7%)	Value
Financials (4.1%) - continued
	Mitsubishi UFJ Financial Group, Inc.
$44,000	2.998%, 2/22/2022	$44,593
	Morgan Stanley
45,000	2.457%, (LIBOR 3M + 1.140%), 1/27/2020[i]	45,694
88,000	2.800%, 6/16/2020	89,452
86,000	5.500%, 7/28/2021	95,372
89,000	2.487%, (LIBOR 3M + 1.180%), 1/20/2022[i]	90,252
43,000	2.750%, 5/19/2022	43,162
75,000	4.875%, 11/1/2022	81,258
	MPT Operating Partnership, LP
200,000	5.500%, 5/1/2024	209,750
	National City Corporation
56,000	6.875%, 5/15/2019	60,256
	New York Life Global Funding
65,000	1.550%, 11/2/2018[g]	64,934
	Nomura Holdings, Inc.
56,000	2.750%, 3/19/2019	56,499
	Park Aerospace Holdings, Ltd.
260,000	5.500%, 2/15/2024[g]	273,000
	PNC Bank NA
86,000	2.450%, 11/5/2020	86,813
	Preferred Term Securities XXIII, Ltd.
477,342	1.520%, (LIBOR 3M + 0.200%), 12/22/2036*,i	416,498
	Quicken Loans, Inc.
295,000	5.750%, 5/1/2025[g]	309,750
	Realty Income Corporation
64,000	5.750%, 1/15/2021	70,145
	Regions Bank
43,000	7.500%, 5/15/2018	44,486
	Regions Financial Corporation
55,000	3.200%, 2/8/2021	56,194
	Reinsurance Group of America, Inc.
64,000	4.700%, 9/15/2023	69,372
	Royal Bank of Canada
87,000	2.125%, 3/2/2020	87,366
	Royal Bank of Scotland Group plc
290,000	7.500%, 8/10/2020[l]	303,702
63,000	8.625%, 8/15/2021[l]	69,851
320,000	7.648%, 9/30/2031[l]	406,560
	Simon Property Group, LP
65,000	2.500%, 9/1/2020	65,779
90,000	2.500%, 7/15/2021	90,466
	Societe Generale SA
300,000	8.000%, 9/29/2025[g,l]	343,500
	Standard Chartered plc
13,000	2.100%, 8/19/2019[g]	12,983
	State Street Capital Trust IV
516,000	2.320%, (LIBOR 3M + 1.000%), 6/15/2047[i]	470,747
	State Street Corporation
65,000	2.217%, (LIBOR 3M + 0.900%), 8/18/2020[i]	66,323
	Sumitomo Mitsui Banking Corporation
55,000	1.884%, (LIBOR 3M + 0.580%), 1/16/2018[i]	55,075
	Sumitomo Mitsui Financial Group, Inc.
86,000	2.934%, 3/9/2021	87,392
43,000	2.784%, 7/12/2022	43,106
	SunTrust Banks, Inc.
55,000	2.900%, 3/3/2021	55,934

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
127

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (31.7%)	Value
Financials (4.1%) - continued
	Synchrony Financial
$43,000	3.000%, 8/15/2019	$43,698
30,000	2.541%, (LIBOR 3M + 1.230%), 2/3/2020[i]	30,299
	Toronto-Dominion Bank
60,000	2.153%, (LIBOR 3M + 0.840%), 1/22/2019[i]	60,527
65,000	2.249%, (LIBOR 3M + 0.930%), 12/14/2020[i]	66,150
	UBS Group Funding Jersey, Ltd.
86,000	3.000%, 4/15/2021[g]	87,164
	UnitedHealth Group, Inc.
65,000	3.350%, 7/15/2022	67,862
	USB Realty Corporation
315,000	2.451%, (LIBOR 3M + 1.147%), 1/15/2022[g,i,l]	276,019
	Voya Financial, Inc.
38,000	2.900%, 2/15/2018	38,165
	Wachovia Capital Trust II
50,000	1.804%, (LIBOR 3M + 0.500%), 1/15/2027[i]	47,000
	Wells Fargo & Company
50,000	2.100%, 7/26/2021	49,525
43,000	2.625%, 7/22/2022	43,071
89,000	2.423%, (LIBOR 3M + 1.110%), 1/24/2023[i]	90,535
60,000	2.541%, (LIBOR 3M + 1.230%), 10/31/2023[i]	61,359
	Welltower, Inc.
64,000	4.950%, 1/15/2021	68,662
	XL Group plc
200,000	3.761%, (LIBOR 3M + 2.458%), 11/2/2017[i,l]	180,250

	Total	16,162,375

Foreign Government (6.8%)
	Argentina Government International Bond
504,000	6.875%, 4/22/2021	548,856
318,000	5.625%, 1/26/2022	333,582
611,000	7.500%, 4/22/2026	685,848
267,000	6.875%, 1/26/2027	288,360
577,417	8.280%, 12/31/2033	671,247
190,000	7.125%, 7/6/2036	199,215
479,827	2.500%, 12/31/2038[j]	340,677
225,000	7.625%, 4/22/2046	249,750
	Brazil Government International Bond
481,000	4.875%, 1/22/2021	514,689
667,000	2.625%, 1/5/2023	639,486
255,000	6.000%, 4/7/2026	283,050
320,000	7.125%, 1/20/2037	380,000
384,000	5.000%, 1/27/2045	357,389
164,000	5.625%, 2/21/2047[h]	165,640
	Colombia Government International Bond
320,000	4.375%, 7/12/2021	341,440
229,000	2.625%, 3/15/2023	224,706
350,000	4.000%, 2/26/2024	364,700
100,000	3.875%, 4/25/2027	101,600
120,000	7.375%, 9/18/2037	158,280
300,000	5.625%, 2/26/2044	335,400
384,000	5.000%, 6/15/2045	395,040

Principal Amount	Long-Term Fixed Income (31.7%)	Value
Foreign Government (6.8%) - continued
	Croatia Government International Bond
$64,000	6.750%, 11/5/2019[g]	$69,351
393,000	6.625%, 7/14/2020[g]	432,718
205,000	6.000%, 1/26/2024[g,h]	234,108
	Hungary Government International Bond
546,000	5.750%, 11/22/2023	632,699
544,000	5.375%, 3/25/2024[h]	622,200
	Indonesia Government International Bond
422,000	4.875%, 5/5/2021[g]	454,822
53,000	3.750%, 4/25/2022[g]	54,995
320,000	3.375%, 4/15/2023[g]	325,344
412,000	5.875%, 1/15/2024[g]	472,302
57,000	4.125%, 1/15/2025[g]	59,820
274,000	4.750%, 1/8/2026[g]	298,749
322,000	8.500%, 10/12/2035[g]	477,587
138,000	6.750%, 1/15/2044[g]	184,359
645,000	5.125%, 1/15/2045[g]	712,679
	Mexico Government International Bond
102,000	5.750%, 10/12/2110	109,344
456,000	4.000%, 10/2/2023	482,083
456,000	3.600%, 1/30/2025	467,400
425,000	4.125%, 1/21/2026	447,738
200,000	4.150%, 3/28/2027	210,210
128,000	6.750%, 9/27/2034	167,808
178,000	6.050%, 1/11/2040	213,600
398,000	4.750%, 3/8/2044	410,139
260,000	5.550%, 1/21/2045	298,870
238,000	4.600%, 1/23/2046	240,380
214,000	4.350%, 1/15/2047	208,115
	Panama Government International Bond
192,000	4.000%, 9/22/2024	204,960
292,000	3.750%, 3/16/2025	305,140
78,000	9.375%, 4/1/2029	117,585
272,000	6.700%, 1/26/2036	359,720
	Peru Government International Bond
138,000	5.625%, 11/18/2050	174,225
330,000	8.750%, 11/21/2033	519,420
	Philippines Government International Bond
243,000	4.000%, 1/15/2021	257,726
252,000	7.750%, 1/14/2031	366,693
165,000	6.375%, 10/23/2034	222,003
134,000	5.000%, 1/13/2037	158,221
268,000	3.950%, 1/20/2040	277,552
	Romania Government International Bond
276,000	4.375%, 8/22/2023[g]	295,896
130,000	4.875%, 1/22/2024[g]	143,351
66,000	6.125%, 1/22/2044[g]	83,833
	Russia Government International Bond
1,100,000	5.000%, 4/29/2020[g]	1,166,000
208,000	4.875%, 9/16/2023[g,h]	226,504
200,000	4.750%, 5/27/2026[g]	212,000
349,460	7.500%, 3/31/2030[g,h]	411,262
422,000	5.625%, 4/4/2042[g]	468,530
	South Africa Government International Bond
65,000	5.500%, 3/9/2020	69,129
295,000	5.875%, 5/30/2022	323,891

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
128

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (31.7%)	Value
Foreign Government (6.8%) - continued
$210,000	4.875%, 4/14/2026	$211,774
341,000	4.300%, 10/12/2028	321,230
	Turkey Government International Bond
244,000	7.000%, 6/5/2020	266,424
525,000	5.125%, 3/25/2022	549,716
288,000	6.250%, 9/26/2022	315,887
390,000	5.750%, 3/22/2024	414,306
548,000	4.250%, 4/14/2026	526,442
272,000	4.875%, 10/9/2026	270,188
379,000	6.875%, 3/17/2036	427,607
250,000	6.750%, 5/30/2040	277,703
259,000	4.875%, 4/16/2043	229,990
389,000	6.625%, 2/17/2045	429,300

	Total	26,470,583

Mortgage-Backed Securities (6.6%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
2,218	5.500%, 12/1/2017	2,221
1,180,000	3.000%, 10/1/2032[c]	1,212,398
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
6,594	9.000%, 11/1/2024	7,221
473	9.000%, 4/1/2025	530
227	8.500%, 9/1/2025	228
3,419	8.000%, 6/1/2027	3,945
689	8.500%, 7/1/2027	721
2,558	8.000%, 10/1/2027	2,875
1,408	8.000%, 8/1/2030	1,650
2,105,000	4.000%, 10/1/2047[c]	2,215,677
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
314	10.500%, 8/1/2020	317
3,197	9.500%, 4/1/2025	3,209
547	8.500%, 11/1/2025	599
1,066	8.500%, 5/1/2026	1,096
254	8.000%, 8/1/2026	255
588	8.000%, 11/1/2026	661
7,206	8.000%, 9/1/2027	7,995
2,917	8.000%, 12/1/2027	2,938
4,257	8.500%, 4/1/2030	5,231
2,800,000	3.500%, 11/1/2046[c]	2,880,227
4,725,000	3.000%, 10/1/2047[c]	4,737,920
7,650,000	3.500%, 10/1/2047[c]	7,883,385
5,385,000	4.000%, 10/1/2047[c]	5,667,713
975,000	4.500%, 10/1/2047[c]	1,046,183
	Government National Mortgage Association 30-Yr. Pass Through
1,265	9.500%, 1/15/2025	1,314
4,513	8.500%, 6/15/2026	4,578
1,346	8.500%, 7/15/2026	1,485
4,344	8.000%, 9/15/2026	4,783
2,094	7.500%, 10/15/2026	2,254
831	9.000%, 12/15/2026	974
7,065	7.500%, 4/15/2027	7,714
1,567	8.000%, 6/20/2027	1,828
11	8.000%, 8/15/2027	11
6,744	7.500%, 7/15/2028	6,766
18,079	6.000%, 12/15/2028	20,377
23,519	6.000%, 6/15/2029	26,611

Principal Amount	Long-Term Fixed Income (31.7%)	Value
Mortgage-Backed Securities (6.6%) - continued
$8,515	8.000%, 5/15/2030	$8,612

	Total	25,772,502

Technology (1.1%)
	Alliance Data Systems Corporation
195,000	5.375%, 8/1/2022[g]	200,850
	Apple, Inc.
86,000	2.850%, 5/6/2021	88,351
85,000	1.659%, (LIBOR 3M + 0.350%), 5/11/2022[i]	85,524
	Baidu, Inc.
43,000	3.000%, 6/30/2020	43,588
	Broadcom Corporation
89,000	2.375%, 1/15/2020[g]	89,478
	Diamond 1 Finance Corporation
55,000	3.480%, 6/1/2019[g]	56,052
88,000	5.450%, 6/15/2023[g]	96,516
	Equinix, Inc.
200,000	5.750%, 1/1/2025	215,250
	Fidelity National Information Services, Inc.
37,000	3.625%, 10/15/2020	38,521
	First Data Corporation
200,000	5.375%, 8/15/2023[g]	209,200
	Hewlett Packard Enterprise Company
111,000	3.600%, 10/15/2020	115,035
	Intel Corporation
90,000	1.700%, 5/19/2021	89,120
65,000	3.100%, 7/29/2022	67,588
	Intel Corporation, Convertible
220,000	3.493%, 12/15/2035[j]	312,950
	Iron Mountain, Inc.
122,936	6.000%, 8/15/2023	130,158
	Lumentum Holdings, Inc., Convertible
65,000	0.250%, 3/15/2024[g]	74,466
	Microchip Technology, Inc., Convertible
340,000	1.625%, 2/15/2027[g]	412,888
	Micron Technology, Inc., Convertible
110,000	2.375%, 5/1/2032	450,587
195,000	3.000%, 11/15/2043	269,466
	Microsoft Corporation
88,000	2.400%, 2/6/2022	89,038
	NetApp, Inc.
65,000	2.000%, 9/27/2019	64,969
	NXP BV
235,000	3.875%, 9/1/2022[g]	244,987
	NXP Semiconductors NV, Convertible
202,000	1.000%, 12/1/2019	244,167
	Oracle Corporation
65,000	2.500%, 5/15/2022	65,843
	Sensata Technologies BV
280,000	4.875%, 10/15/2023[g]	294,350
	Texas Instruments, Inc.
65,000	1.750%, 5/1/2020	64,770
	VMware, Inc.
42,000	2.300%, 8/21/2020	42,115

	Total	4,155,827

Transportation (0.2%)
	Air Canada Pass Through Trust
21,369	3.875%, 3/15/2023[g]	21,476
	American Airlines Pass Through Trust
40,851	4.950%, 1/15/2023	43,765

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
129

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (31.7%)	Value
Transportation (0.2%) - continued
	Avis Budget Car Rental, LLC
$90,000	5.125%, 6/1/2022[g]	$91,237
	Delta Air Lines, Inc.
53,803	4.950%, 5/23/2019	55,546
64,000	2.875%, 3/13/2020	64,710
	J.B. Hunt Transport Services, Inc.
65,000	3.300%, 8/15/2022	66,597
	Trinity Industries, Inc., Convertible
137,000	3.875%, 6/1/2036	183,666
	United Airlines Pass Through Trust
65,000	3.700%, 12/1/2022	67,112
	United Continental Holdings, Inc.
185,000	4.250%, 10/1/2022	186,388
	XPO Logistics, Inc.
200,000	6.500%, 6/15/2022[g]	210,000

	Total	990,497

Utilities (0.6%)
	Alabama Power Company
44,000	2.450%, 3/30/2022	44,009
	Ameren Corporation
65,000	2.700%, 11/15/2020	65,843
	Arizona Public Service Company
40,000	2.200%, 1/15/2020	40,149
	Berkshire Hathaway Energy Company
96,000	2.400%, 2/1/2020	96,874
	Calpine Corporation
95,000	5.375%, 1/15/2023[h]	92,521
	CenterPoint Energy, Inc.
43,000	2.500%, 9/1/2022	42,956
	Consolidated Edison, Inc.
44,000	2.000%, 3/15/2020	44,015
	Dominion Energy, Inc.
86,000	2.579%, 7/1/2020	86,593
	DTE Energy Company
96,000	2.400%, 12/1/2019	96,518
	Duke Energy Corporation
86,000	2.400%, 8/15/2022	85,363
	Dynegy, Inc.
160,000	7.375%, 11/1/2022	167,200
	Edison International
43,000	2.125%, 4/15/2020	42,993
	Emera U.S. Finance, LP
25,000	2.150%, 6/15/2019	25,007
	Eversource Energy
30,000	1.600%, 1/15/2018	29,998
	Exelon Generation Company, LLC
52,000	5.200%, 10/1/2019	55,144
65,000	2.950%, 1/15/2020	66,141
	FirstEnergy Corporation
66,000	2.850%, 7/15/2022	66,131
	Fortis, Inc.
60,000	2.100%, 10/4/2021	58,895
	NextEra Energy Capital Holdings, Inc.
55,000	2.300%, 4/1/2019	55,275
	NRG Energy, Inc.
227,936	6.625%, 3/15/2023	235,629
	Pacific Gas & Electric Company
65,000	5.625%, 11/30/2017	65,433
	PG&E Corporation
57,000	2.400%, 3/1/2019	57,290
	PPL Capital Funding, Inc.
60,000	3.500%, 12/1/2022	62,269
	PSEG Power, LLC
55,000	3.000%, 6/15/2021	55,993

Principal Amount	Long-Term Fixed Income (31.7%)	Value
Utilities (0.6%) - continued
	Sempra Energy
$100,000	6.150%, 6/15/2018	$103,026
25,000	2.400%, 3/15/2020	25,090
	Southern California Edison Company
20,000	2.400%, 2/1/2022	20,065
	Southern Company
50,000	1.850%, 7/1/2019	49,969
43,000	2.350%, 7/1/2021	42,751
	Tallgrass Energy Partners, LP
275,000	5.500%, 1/15/2028[g]	279,469
	TransCanada Trust
255,000	5.875%, 8/15/2076	276,675

	Total	2,535,284

	Total Long-Term Fixed Income (cost $120,691,773)	124,281,671

Shares	Registered Investment Companies (2.4%)	Value
Affiliated Fixed Income Holdings (<0.1%)
100	Thrivent Core Emerging Market Debt Fund	990

	Total	990

Equity Funds/Exchange Traded Funds (1.8%)
13,850	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	185,590
15,778	BlackRock Resources & Commodities Strategy Trust	140,266
6,800	Guggenheim Multi-Asset Income ETF	147,560
7,300	iShares MSCI EAFE Index Fund	499,904
60,539	Materials Select Sector SPDR Fund	3,438,615
5,367	Powershares S&P SmallCap Information Technology Portfolio	424,530
44,238	Utilities Select Sector SPDR Fund	2,346,826

	Total	7,183,291

Fixed Income Funds/Exchange Traded Funds (0.6%)
82,771	Aberdeen Asia-Pacific Income Fund, Inc.	427,099
79,271	MFS Intermediate Income Trust	339,280
63,832	Templeton Global Income Fund	430,228
2,670	Vanguard Short-Term Corporate Bond ETF	213,947
29,995	Western Asset Emerging Markets Debt Fund, Inc.	472,121
47,540	Western Asset High Income Opportunity Fund, Inc.	243,880

	Total	2,126,555

	Total Registered Investment Companies (cost $8,489,240)	9,310,836

Shares	Preferred Stock (1.4%)	Value
Consumer Non-Cyclical (0.1%)
12,800	CHS, Inc., 7.100%[l]	371,328

	Total	371,328

Consumer Staples (0.3%)
3,187	Bunge, Ltd., Convertible, 4.875%[l]	331,494
6,921	Henkel AG & Company KGaA, 1.620%	942,929

	Total	1,274,423

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
130

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Preferred Stock (1.4%)	Value
Energy (<0.1%)
2,932	Alpha Natural Resources, Inc., 0.000%[f]	$67,436
2,932	ANR Holdings, Inc., 0.000%[f]	18,178
3,800	NuStar Logistics, LP, 7.625%	96,368

	Total	181,982

Financials (0.8%)
3,174	Agribank FCB, 6.875%[l]	350,727
13,915	Citigroup, Inc., 6.875%[l]	403,396
2,485	Cobank ACB, 6.250%*,l	266,439
8,620	Countrywide Capital V, 7.000%	224,206
4,404	Federal National Mortgage Association, 0.000%[f,l]	30,696
13,000	GMAC Capital Trust I, 7.100%[i]	343,200
13,000	Goldman Sachs Group, Inc., 5.500%[l]	354,250
12,800	Morgan Stanley, 7.125%[l]	375,552
8,640	U.S. Bancorp, 6.500%[l]	251,856
420	Wells Fargo & Company, Convertible, 7.500%[l]	552,300

	Total	3,152,622

Health Care (0.1%)
325	Allergan plc, Convertible, 5.500%	238,266
3,235	Becton Dickinson and Company, Convertible, 6.125%	178,766

	Total	417,032

Industrials (0.1%)
1,710	Stanley Black & Decker, Inc., Convertible, 5.375%	196,051

	Total	196,051

	Total Preferred Stock (cost $5,222,398)	5,593,438

Shares	Collateral Held for Securities Loaned (1.0%)	Value
3,897,695	Thrivent Cash Management Trust	3,897,695

	Total Collateral Held for Securities Loaned (cost $3,897,695)	3,897,695

Shares or Principal Amount	Short-Term Investments (9.0%)[m]	Value
	Federal Home Loan Bank Discount Notes
100,000	1.020%, 10/6/2017[n]	99,989
300,000	1.039%, 11/15/2017[n]	299,633
200,000	1.040%, 12/22/2017[n]	199,532
	Thrivent Core Short-Term Reserve Fund
3,470,871	1.340%	34,708,713

	Total Short-Term Investments (cost $35,307,818)	35,307,867

	Total Investments (cost $395,232,788) 108.7%	$425,957,884

	Other Assets and Liabilities, Net (8.7%)	(34,056,855)

	Total Net Assets 100.0%	$391,901,029

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d

Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the Notes to Financial Statements.

e

Denotes payment-in-kind security. The security paid an interest or dividend payment with additional fixed income or equity securities in lieu of, or in addition to a cash payment. The cash rate and/or payment-in-kind rate shown are as of 9/29/2017.

f	Non-income producing security.
g

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of September 29, 2017, the value of these investments was $25,750,480 or 6.6% of total net assets.

h	All or a portion of the security is on loan.
i	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 29, 2017.
j

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 29, 2017.

k	All or a portion of the security is insured or guaranteed.
l	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Balanced Income Plus Portfolio as of September 29, 2017 was $7,060,578 or 1.8% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of September 29, 2017.

Security	Acquisition Date	Cost
AJAX Mortgage Loan Trust, 4/25/2057	5/19/2017	$329,828
ALM XI Ltd., 10/17/2026	4/28/2017	375,000
Angel Oak Mortgage Trust, 11/25/2045	12/10/2015	63,468
Apidos CLO XVIII, 7/22/2026	4/4/2017	225,000
BlueMountain CLO, Ltd., 10/15/2026	4/10/2017	525,132
CLUB Credit Trust, 4/17/2023	6/14/2017	299,999
Cobank ACB, 6.250%, 10/1/2022	1/15/2016	257,508
College Ave Student Loans, LLC, 11/26/2046	7/11/2017	323,771
COLT Mortgage Loan Trust, 9/25/2046	9/9/2016	147,975
Digicel, Ltd., 4/15/2021	8/19/2013	254,458
GCAT, LLC, 3/25/2047	3/22/2017	385,668
Madison Park Funding XIV, Ltd., 7/20/2026	4/13/2017	500,000
Murray Hill Marketplace Trust, 11/25/2022	10/6/2016	31,053

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
131

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Security	Acquisition Date	Cost
NRZ Advance Receivables Trust Advance Receivables Backed, 6/15/2049	6/23/2016	$225,499
Oak Hill Advisors Residential Loan Trust, 6/25/2057	8/8/2017	398,545
Octagon Investment Partners XX, Ltd., 8/12/2026	4/21/2017	350,000
Preferred Term Securities XXIII, Ltd., 12/22/2036	9/14/2006	477,343
Preston Ridge Partners Mortgage Trust, LLC, 1/25/2022	1/24/2017	251,495
Preston Ridge Partners Mortgage Trust, LLC, 9/27/2021	9/23/2016	218,219
Preston Ridge Partners Mortgage Trust, LLC, 9/25/2022	9/27/2017	299,971
Sunset Mortgage Loan Company, LLC, 7/16/2047	7/27/2016	74,981
Sunset Mortgage Loan Company, LLC, 9/18/2045	10/2/2015	53,895
US Residential Opportunity Fund Trust, 7/27/2036	7/20/2016	264,455
Voya CLO 4, Ltd., 10/14/2026	6/16/2017	425,000
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	395,404

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus Portfolio as of September 29, 2017:

Securities Lending Transactions
Common Stock	$1,724,838
Taxable Debt Security	2,074,356

Total lending	$3,799,194
Gross amount payable upon return of collateral for securities loaned	$3,897,695

Net amounts due to counterparty	$98,501

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund
FNMA	-	Federal National Mortgage Association
PIK	-	Payment-In-Kind
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Reference Rate Index:

12 MTA	–	12 Month Treasury Average
LIBOR 1W	–	ICE Libor USD Rate 1 Week
LIBOR 1M	–	ICE Libor USD Rate 1 Month
LIBOR 2M	–	ICE Libor USD Rate 2 Month
LIBOR 3M	–	ICE Libor USD Rate 3 Month
LIBOR 6M	–	ICE Libor USD Rate 6 Month

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
132

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 29, 2017, in valuing Balanced Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	4,456,918	–	4,027,668	429,250
Capital Goods	5,054,142	–	3,674,612	1,379,530
Communications Services	19,824,256	–	18,142,269	1,681,987
Consumer Cyclical	8,758,150	–	8,588,150	170,000
Consumer Non-Cyclical	8,971,846	–	8,971,846	–
Energy	1,679,178	–	1,371,128	308,050
Financials	5,057,665	–	4,902,283	155,382
Technology	7,674,296	–	7,674,296	–
Transportation	2,069,411	–	1,866,521	202,890
Utilities	2,087,552	–	1,788,127	299,425
Common Stock
Consumer Discretionary	26,630,375	19,093,011	7,537,364	–
Consumer Staples	9,919,105	5,191,573	4,727,532	–
Energy	10,767,965	6,278,500	4,488,701	764
Financials	26,697,812	15,385,100	11,312,712	–
Health Care	20,454,637	15,237,282	5,217,355	–
Industrials	19,060,345	10,951,098	8,109,247	–
Information Technology	30,163,364	28,076,940	2,086,424	–
Materials	6,845,668	2,064,667	4,781,001	–
Real Estate	25,109,860	23,065,126	2,044,734	–
Telecommunications Services	3,654,699	–	3,654,699	–
Utilities	2,629,133	1,353,388	1,275,745	–
Long-Term Fixed Income
Asset-Backed Securities	8,683,074	–	8,683,074	–
Basic Materials	2,294,336	–	2,294,336	–
Capital Goods	3,133,863	–	3,133,863	–
Collateralized Mortgage Obligations	13,817,367	–	13,517,367	300,000
Commercial Mortgage-Backed Securities	270,964	–	270,964	–
Communications Services	5,422,824	–	5,422,824	–
Consumer Cyclical	4,999,256	–	4,999,256	–
Consumer Non-Cyclical	4,428,463	–	4,428,463	–
Energy	5,144,456	–	5,144,456	–
Financials	16,162,375	–	13,990,183	2,172,192
Foreign Government	26,470,583	–	26,470,583	–
Mortgage-Backed Securities	25,772,502	–	25,772,502	–
Technology	4,155,827	–	4,155,827	–
Transportation	990,497	–	990,497	–
Utilities	2,535,284	–	2,535,284	–
Registered Investment Companies
Equity Funds/Exchange Traded Funds	7,183,291	7,183,291	–	–
Fixed Income Funds/Exchange Traded Funds	2,126,555	2,126,555	–	–
Affiliated Fixed Income Holdings	990	990	–	–
Preferred Stock
Consumer Non-Cyclical	371,328	371,328	–	–
Consumer Staples	1,274,423	331,494	942,929	–
Energy	181,982	96,368	85,614	–
Financials	3,152,622	2,535,456	617,166	–
Health Care	417,032	417,032	–	–
Industrials	196,051	196,051	–	–
Short-Term Investments	599,154	–	599,154	–

Subtotal Investments in Securities	$387,351,476	$139,955,250	$240,296,756	$7,099,470

Other Investments*	Total
Short-Term Investments	34,708,713
Collateral Held for Securities Loaned	3,897,695

Subtotal Other Investments	$38,606,408

Total Investments at Value	$425,957,884

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
133

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	119,382	119,382	–	–

Total Asset Derivatives	$119,382	$119,382	$–	$–

Liability Derivatives
Futures Contracts	335,139	335,139	–	–

Total Liability Derivatives	$335,139	$335,139	$–	$–

There were no significant transfers between Levels during the period ended September 29, 2017. Transfers between Levels are identified as of the end of the period.

The following table presents Balanced Income Plus Portfolio’s futures contracts held as of September 29, 2017. Investments and/or cash totaling $599,154 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 5-Yr. U.S. Treasury Bond Future	61	December 2017	$7,236,791	$7,167,501	($69,290)
CME Ultra Long Term U.S. Treasury Bond	10	December 2017	1,681,674	1,651,250	(30,424)
S&P 500 Index Mini-Futures	19	December 2017	2,345,436	2,390,295	44,859
Total Futures Long Contracts					($54,855)
CBOT 10-Yr. U.S. Treasury Bond Future	(32)	December 2017	($4,055,898)	($4,010,000)	$45,898
CBOT 2-Yr. U.S. Treasury Note	(23)	December 2017	(4,975,477)	(4,961,172)	14,305
CBOT U.S. Long Bond	(5)	December 2017	(778,382)	(764,062)	14,320
S&P 500 Index Futures	(18)	December 2017	(11,087,025)	(11,322,450)	(235,425)
Total Futures Short Contracts					($160,902)
Total Futures Contracts					($215,757)

Reference Description:

CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
S&P	-	Standard & Poor’s

The following table presents Balanced Income Plus Portfolio’s options contracts held as of September 29, 2017.

Option Description (Underlying Security Description)	Counterparty	Number of Contracts	Exercise Price	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
FNMA Conventional 30-Yr. Pass Through Call Option(*)	JPM	(5)	$101.08	October 2017	(4,737,920)	($473)	$17,615
(Federal National Mortgage Association Conventional 30-Yr. Pass Through)
Total Options Written Contracts						($473)	$17,615

(*)

Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the Notes to Financial Statements.

Counterparty
JPM	-	J.P. Morgan

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
134

BALANCED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated portfolios.

A summary of transactions (in thousands) for the fiscal year to date, in Balanced Income Plus Portfolio, is as follows:

Portfolio	Value 12/31/2016	Gross Purchases	Gross Sales	Gain/ (Loss)	Unrealized Appreciation/ (Depreciation)	Shares Held at 9/29/2017	Value 9/29/2017	Income Earned 1/1/2017 - 9/29/2017
Cash Management Trust-Collateral Investment	$6,483	$64,114	$66,699	$–	$–	3,898	$3,898	$25
Core Short-Term Reserve Fund	40,237	115,087	120,615	–	–	3,471	34,709	307
Core Emerging Market Debt	–	1	–	–	–	–	1	–
Total Value and Income Earned	$46,720			$–	$–		$38,608	$332

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
135

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Bank Loans (13.3%)[a]	Value
Basic Materials (0.9%)
	Arch Coal, Inc., Term Loan
$550,000	0.000%, (LIBOR 3M + 3.250%), 3/7/2024[b,c]	$551,546
	Big River Steel, LLC, Term Loan
565,000	6.333%, (LIBOR 3M + 5.000%), 8/15/2023[d]	570,650
	Chemours Company, Term Loan
423,719	3.740%, (LIBOR 1M + 2.500%), 5/12/2022	425,837
	Contura Energy, Inc., Term Loan
955,450	6.280%, (LIBOR 2M + 5.000%), 3/17/2024	939,924
	Ineos Finance, LLC, Term Loan
1,259,642	3.985%, (LIBOR 1M + 2.750%), 3/31/2022	1,267,779
	Peabody Energy Corporation, Term Loan
884,287	4.735%, (LIBOR 1M + 3.500%), 3/31/2022	888,161
	Tronox Finance, LLC, Term Loan
1,260,000	0.000%, (LIBOR 3M + 3.000%), 9/14/2024[b,c]	1,264,460

	Total	5,908,357

Capital Goods (1.0%)
	Advanced Disposal Services, Inc., Term Loan
593,469	3.947%, (LIBOR 1W + 2.750%), 11/10/2023	596,929
	Berry Plastics Corporation, Term Loan
980,392	3.485%, (LIBOR 1M + 2.250%), 2/8/2020	983,284
410,000	3.485%, (LIBOR 1M + 2.250%), 1/6/2021	411,128
468,822	3.485%, (LIBOR 1M + 2.250%), 1/19/2024	469,085
	Cortes NP Intermediate Holding II Corporation, Term Loan
1,850,000	5.239%, (LIBOR 1M + 4.000%), 11/30/2023	1,863,098
	Reynolds Group Holdings, Inc., Term Loan
445,509	3.985%, (LIBOR 1M + 2.750%), 2/5/2023	447,112
	Sterigenics-Nordion Holdings, LLC, Term Loan
1,685,082	4.235%, (LIBOR 1M + 3.000%), 5/15/2022[d]	1,685,082

	Total	6,455,718

Communications Services (3.9%)
	Altice Financing SA, Term Loan
493,763	4.054%, (LIBOR 3M + 2.750%), 7/15/2025	494,074
	Altice US Finance I Corporation, Term Loan
618,450	3.485%, (LIBOR 1M + 2.250%), 7/14/2025	615,203
	Atlantic Broadband Penn, LLC, Term Loan
103,507	3.739%, (LIBOR 1M + 2.500%), 11/30/2019	102,775

Principal Amount	Bank Loans (13.3%)[a]	Value
Communications Services (3.9%) - continued
	Beasley Broadcast Group, Inc., Term Loan
$436,075	7.238%, (LIBOR 1M + 6.000%), 11/1/2023	$440,436
	Birch Communication Inc., Term Loan
618,502	8.550%, (LIBOR 3M + 7.250%), 7/18/2020	514,903
	CBS Radio, Inc., Term Loan
341,301	4.737%, (LIBOR 1M + 3.500%), 10/17/2023	343,649
	Cengage Learning Acquisitions, Term Loan
1,161,734	5.485%, (LIBOR 1M + 4.250%), 6/7/2023	1,068,586
	CenturyLink, Inc., Term Loan
1,170,000	2.750%, (LIBOR 1M + 2.750%), 1/31/2025[b,c]	1,133,145
	Charter Communications Operating, LLC, Term Loan
49,611	3.240%, (LIBOR 1M + 2.000%), 7/1/2020	49,759
49,611	3.240%, (LIBOR 1M + 2.000%), 1/3/2021	49,728
	Cincinnati Bell, Inc., Term Loan
402,775	4.237%, (LIBOR 3M + 3.000%), 9/10/2020	402,944
	Coral-US Co-Borrower, LLC, Term Loan
2,355,000	4.735%, (LIBOR 1M + 3.500%), 11/19/2024	2,328,506
	CSC Holdings, LLC, Term Loan
822,937	3.484%, (LIBOR 1M + 2.250%), 7/17/2025	817,646
	Frontier Communications Corporation, Term Loan
1,042,388	4.990%, (LIBOR 1M + 3.750%), 6/1/2024	988,319
	Gray Television, Inc., Term Loan
496,250	3.737%, (LIBOR 1M + 2.500%), 2/7/2024	498,111
	Hargray Merger Subsidiary Corporation, Term Loan
394,013	4.235%, (LIBOR 1M + 3.000%), 3/24/2024	395,163
	Intelsat Jackson Holdings SA, Term Loan
331,029	4.071%, (LIBOR 3M + 2.750%), 6/30/2019	329,820
	Level 3 Financing, Inc., Term Loan
1,600,000	3.486%, (LIBOR 1M + 2.250%), 2/22/2024	1,598,752
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
1,235,000	4.804%, (LIBOR 3M + 3.500%), 1/7/2022[d]	1,148,550
245,000	8.054%, (LIBOR 3M + 6.750%), 7/7/2023[d]	240,712
	LTS Buyer, LLC, Term Loan
1,146,947	4.485%, (LIBOR 1M + 3.250%), 4/13/2020	1,147,670
	McGraw-Hill Global Education Holdings, LLC, Term Loan
987,500	5.235%, (LIBOR 1M + 4.000%), 5/4/2022	968,629

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
136

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Bank Loans (13.3%)[a]	Value
Communications Services (3.9%) - continued
	Mediacom Illinois, LLC, Term Loan
$437,800	3.450%, (LIBOR 1W + 2.250%), 2/15/2024	$438,163
	NEP/NCP Holdco, Inc., Term Loan
1,243,670	4.485%, (LIBOR 1M + 3.250%), 7/21/2022	1,240,038
	New LightSquared, Term Loan
273,337	20.134%, PIK 9.97%, (LIBOR 3M + 8.750%), 12/7/2020[e]	255,707
	Raycom TV Broadcasting, LLC, Term Loan
785,000	3.987%, (LIBOR 1M + 2.750%), 8/18/2024[d]	788,925
	SBA Senior Finance II, LLC, Term Loan
459,562	3.490%, (LIBOR 1M + 2.250%), 3/24/2021	460,597
87,975	3.490%, (LIBOR 1M + 2.250%), 6/10/2022	88,096
	SFR Group SA, Term Loan
448,875	4.061%, (LIBOR 3M + 2.750%), 6/22/2025	446,518
	Sprint Communications, Inc., Term Loan
1,810,900	3.750%, (LIBOR 1M + 2.500%), 2/2/2024	1,812,041
	TNS, Inc., Term Loan
1,124,708	5.240%, (LIBOR 1M + 4.000%), 2/15/2020[b,c]	1,126,463
	Univision Communications, Inc., Term Loan
868,281	3.985%, (LIBOR 1M + 2.750%), 3/15/2024	860,145
	Virgin Media Bristol, LLC, Term Loan
905,000	3.984%, (LIBOR 1M + 2.750%), 1/31/2025	908,059
	WideOpenWest Finance, LLC, Term Loan
1,545,000	4.484%, (LIBOR 1M + 3.250%), 8/6/2023	1,541,138

	Total	25,642,970

Consumer Cyclical (1.7%)
	Amaya Holdings BV, Term Loan
1,305,031	4.833%, (LIBOR 3M + 3.500%), 8/1/2021	1,308,294
	Boyd Gaming Corporation, Term Loan
404,720	3.694%, (LIBOR 1W + 2.500%), 9/15/2023	405,833
	Burlington Coat Factory Warehouse Corporation, Term Loan
506,238	3.990%, (LIBOR 1M + 2.750%), 7/29/2021	507,189
	Ceridian HCM Holding, Inc., Term Loan
272,100	4.737%, (LIBOR 1M + 3.500%), 9/15/2020	271,760
	Eldorado Resorts, Inc., Term Loan
290,198	3.563%, (LIBOR 1M + 2.250%), 4/17/2024	289,836
	Four Seasons Hotels, Ltd., Term Loan
895,489	3.735%, (LIBOR 1M + 2.500%), 11/30/2023	901,363

Principal Amount	Bank Loans (13.3%)[a]	Value
Consumer Cyclical (1.7%) - continued
	Golden Entertainment, Inc., Term Loan
$1,425,000	0.000%, (LIBOR 3M + 3.000%), 8/15/2024[b,c]	$1,416,094
225,000	0.000%, (LIBOR 3M + 7.000%), 8/15/2025[b,c,d]	225,000
	Golden Nugget, Inc., Term Loan
1,145,000	0.000%, (LIBOR 3M + 3.250%), 10/4/2023[b,c]	1,150,725
	IMG Worldwide, Inc., Term Loan
266,667	8.490%, (LIBOR 1M + 7.250%), 5/6/2022	269,333
	KAR Auction Services, Inc., Term Loan
334,152	3.875%, (LIBOR 3M + 2.500%), 3/9/2023	335,823
	Michaels Stores, Inc., Term Loan
548,353	3.985%, (LIBOR 1M + 2.750%), 1/28/2023	547,766
	Mohegan Tribal Gaming Authority, Term Loan
1,216,372	5.235%, (LIBOR 1M + 4.000%), 10/13/2023[b,c]	1,227,234
	Scientific Games International, Inc., Term Loan
2,250,000	4.514%, (LIBOR 2M + 3.250%), 8/14/2024	2,252,115
	Seminole Hard Rock Entertainment, Inc., Term Loan
305,161	4.083%, (LIBOR 3M + 2.750%), 5/14/2020	305,542

	Total	11,413,907

Consumer Non-Cyclical (2.1%)
	Air Medical Group Holdings, Inc., Term Loan
2,107,775	5.237%, (LIBOR 1M + 4.000%), 4/28/2022	2,104,613
245,000	0.000%, (LIBOR 1M + 4.000%), 9/26/2024[b,c]	244,694
	Albertson’s, LLC, Term Loan
709,988	4.330%, (LIBOR 3M + 3.000%), 12/21/2022	683,491
962,071	4.317%, (LIBOR 3M + 3.000%), 6/22/2023	923,589
	CHS/Community Health Systems, Inc., Term Loan
95,578	4.067%, (LIBOR 3M + 2.750%), 12/31/2019	94,971
841,471	4.317%, (LIBOR 3M + 3.000%), 1/27/2021	835,404
	Endo Luxembourg Finance Company I SARL., Term Loan
678,300	5.500%, (LIBOR 1M + 4.250%), 4/27/2024	684,235
	Grifols Worldwide Operations USA, Inc., Term Loan
756,200	3.447%, (LIBOR 1W + 2.250%), 1/23/2025	757,349
	Hanesbrands, Inc., Term Loan
382,350	3.735%, (LIBOR 1M + 2.500%), 4/29/2022	384,422
	JBS USA LUX SA, Term Loan
1,711,400	3.804%, (LIBOR 3M + 2.500%), 10/30/2022	1,690,008

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
137

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Bank Loans (13.3%)[a]	Value
Consumer Non-Cyclical (2.1%) - continued
	Libbey Glass, Inc., Term Loan
$273,046	4.235%, (LIBOR 1M + 3.000%), 4/9/2021	$251,202
	MPH Acquisition Holdings, LLC, Term Loan
842,330	4.333%, (LIBOR 3M + 3.000%), 6/7/2023	848,387
	Ortho-Clinical Diagnostics, Inc., Term Loan
985,922	5.083%, (LIBOR 3M + 3.750%), 6/30/2021	988,288
	Revlon Consumer Products Corporation, Term Loan
706,432	4.735%, (LIBOR 1M + 3.500%), 9/7/2023	631,819
	Valeant Pharmaceuticals International, Inc., Term Loan
2,407,074	5.990%, (LIBOR 1M + 4.750%), 4/1/2022	2,449,438

	Total	13,571,910

Energy (0.3%)
	Houston Fuel Oil Terminal, LLC, Term Loan
1,054,488	4.830%, (LIBOR 3M + 3.500%), 8/19/2021	1,055,153
	MEG Energy Corporation, Term Loan
487,550	4.833%, (LIBOR 3M + 3.500%), 12/31/2023	485,263
	MRC Global US, Inc., Term Loan
405,000	0.000%, (LIBOR 1M + 3.500%), 9/15/2024[b,c,d]	409,050
	Pacific Drilling SA, Term Loan
574,500	4.875%, (LIBOR 3M + 3.500%), 6/3/2018	164,095

	Total	2,113,561

Financials (1.1%)
	ASP AMC Merger Sub, Inc., Term Loan
1,450,574	4.833%, (LIBOR 3M + 3.500%), 4/13/2024	1,430,019
	Avolon TLB Borrower 1 (Luxembourg) SARL, Term Loan
1,047,375	3.986%, (LIBOR 1M + 2.750%), 3/20/2022	1,049,334
	Avolon TLB Borrower 1 US, LLC, Term Loan
1,205,000	0.000%, (LIBOR 3M + 2.250%), 4/3/2022[b,c]	1,207,253
	Colorado Buyer, Inc., Term Loan
219,450	4.310%, (LIBOR 3M + 3.000%), 5/1/2024	220,181
135,000	8.570%, (LIBOR 3M + 7.250%), 5/1/2025	136,800
	Delos Finance SARL, Term Loan
490,000	3.333%, (LIBOR 2M + 2.000%), 10/6/2023	492,832
	Digicel International Finance, Ltd., Term Loan
440,000	5.070%, (LIBOR 3M + 3.750%), 5/10/2024	441,100
	DJO Finance, LLC, Term Loan
294,000	4.486%, (LIBOR 1M + 3.250%), 6/7/2020	293,509

Principal Amount	Bank Loans (13.3%)[a]	Value
Financials (1.1%) - continued
	Gartner, Inc., Term Loan
$199,000	3.235%, (LIBOR 1M + 2.000%), 4/5/2024[d]	$200,492
	MoneyGram International, Inc., Term Loan
824,062	4.583%, (LIBOR 3M + 3.250%), 3/28/2020	822,521
	Trans Union, LLC, Term Loan
850,000	3.235%, (LIBOR 1M + 2.000%), 4/9/2023	847,739

	Total	7,141,780

Technology (1.4%)
	Dell International, LLC, Term Loan
292,530	3.740%, (LIBOR 1M + 2.500%), 9/7/2023	293,443
	First Data Corporation, Term Loan
1,971,826	3.737%, (LIBOR 1M + 2.500%), 4/26/2024	1,977,820
	Harland Clarke Holdings Corporation, Term Loan
631,125	7.333%, (LIBOR 3M + 6.000%), 12/31/2021	634,281
545,515	6.833%, (LIBOR 3M + 5.500%), 2/9/2022[b,c]	547,905
	Micron Technologies, Inc., Term Loan
363,161	3.740%, (LIBOR 1M + 2.500%), 4/26/2022	365,460
	ON Semiconductor Corporation, Term Loan
256,237	3.485%, (LIBOR 1M + 2.250%), 3/31/2023	257,011
	Rackspace Hosting, Inc., Term Loan
977,550	4.311%, (LIBOR 3M + 3.000%), 11/3/2023	974,862
	RP Crown Parent, LLC, Term Loan
754,300	4.735%, (LIBOR 1M + 3.500%), 10/12/2023	758,207
	Syniverse Holdings, Inc., Term Loan
700,000	0.000%, (LIBOR 3M + 3.000%), 4/23/2019[b,c]	676,375
	Western Digital Corporation, Term Loan
1,607,850	3.985%, (LIBOR 1M + 2.750%), 4/29/2023	1,616,291
	Xerox Business Services, LLC, Term Loan
900,464	5.235%, (LIBOR 1M + 4.000%), 12/7/2023	903,282

	Total	9,004,937

Transportation (0.5%)
	Arctic LNG Carriers, Ltd., Term Loan
1,640,888	5.735%, (LIBOR 1M + 4.500%), 5/18/2023	1,652,177
	OSG Bulk Ships, Inc., Term Loan
557,652	5.570%, (LIBOR 3M + 4.250%), 8/5/2019[d]	529,769
	XPO Logistics, Inc., Term Loan
765,000	3.554%, (LIBOR 3M + 2.250%), 10/30/2021	766,339

	Total	2,948,285

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
138

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Bank Loans (13.3%)[a]	Value
Utilities (0.4%)
	Calpine Corporation, Term Loan
$643,418	4.090%, (LIBOR 3M + 2.750%), 1/15/2024	$641,842
	Energy Solutions, LLC, Term Loan
385,000	6.090%, (LIBOR 3M + 4.750%), 5/29/2020[d]	390,775
	HD Supply Waterworks, Term Loan
645,000	4.455%, (LIBOR 6M + 3.000%), 7/21/2024	645,806
	Intergen NV, Term Loan
446,505	5.840%, (LIBOR 3M + 4.500%), 6/13/2020	445,947
	Talen Energy Supply, LLC, Term Loan
532,051	5.235%, (LIBOR 1M + 4.000%), 7/6/2023	518,085

	Total	2,642,455

	Total Bank Loans (cost $87,346,038)	86,843,880

Principal Amount	Long-Term Fixed Income (48.7%)	Value
Asset-Backed Securities (4.2%)
	ALM XI Ltd.
1,100,000	4.554%, (LIBOR 3M + 3.250%), 10/17/2026, Ser. 2014-11A, Class CR*,f	1,105,214
	Apidos CLO XVIII
650,000	4.563%, (LIBOR 3M + 3.250%), 7/22/2026, Ser. 2014-18A, Class CR*,f	653,661
	Asset Backed Securities Corporation Home Equity Loan Trust
517,151	1.377%, (LIBOR 1M + 0.140%), 7/25/2036, Ser. 2006-HE5, Class A4[f]	506,471
468,549	1.397%, (LIBOR 1M + 0.160%), 11/25/2036, Ser. 2006-HE6, Class A4[f]	460,212
	BlueMountain CLO, Ltd.
1,400,000	4.504%, (LIBOR 3M + 3.200%), 10/15/2026, Ser. 2014-3A, Class CR*,f	1,405,884
	CLUB Credit Trust
825,000	3.170%, 4/17/2023, Ser. 2017-NP1, Class B*	825,842
	GSAA Home Equity Trust
1,060,174	1.507%, (LIBOR 1M + 0.270%), 7/25/2037, Ser. 2007-7, Class A4[f]	1,005,853
	J.P. Morgan Mortgage Acquisition Trust
1,290,722	4.483%, 3/25/2047, Ser. 2007-HE1, Class AF4[g]	951,584
	Lehman XS Trust
946,537	5.440%, 8/25/2035, Ser. 2005-2, Class 2A3Bg	820,790
	Lendmark Funding Trust
1,600,000	2.830%, 1/22/2024, Ser. 2017-1A, Class Ah	1,600,501
	Madison Park Funding XIV, Ltd.
1,450,000	4.557%, (LIBOR 3M + 3.250%), 7/20/2026, Ser. 2014-14A, Class DR*,f	1,455,645

Principal Amount	Long-Term Fixed Income (48.7%)	Value
Asset-Backed Securities (4.2%) - continued
	Mariner Finance Issuance Trust
$1,000,000	3.620%, 2/20/2029, Ser. 2017-AA, Class A*	$1,005,369
	Marlette Funding Trust
858,747	2.827%, 3/15/2024, Ser. 2017-AA, Class Ah	862,427
	Merrill Lynch Mortgage Investors Trust
956,554	3.120%, 6/25/2035, Ser. 2005-A5, Class M1	685,101
	Murray Hill Marketplace Trust
93,161	4.190%, 11/25/2022, Ser. 2016-LC1, Class A*	93,548
	NRZ Advance Receivables Trust Advance Receivables Backed
650,000	2.751%, 6/15/2049, Ser. 2016-T1, Class AT1*	644,802
	Oak Hill Advisors Residential Loan Trust
1,195,635	3.125%, 6/25/2057, Ser. 2017-NPL1, Class A1*,g	1,196,210
	Octagon Investment Partners XX, Ltd.
975,000	4.859%, (LIBOR 3M + 3.550%), 8/12/2026, Ser. 2014-1A, Class DR*,f	980,263
	Preston Ridge Partners Mortgage Trust, LLC
714,171	4.000%, 9/27/2021, Ser. 2016-1A, Class A1*,g	713,040
790,413	4.250%, 1/25/2022, Ser. 2017-1A, Class A1*,g	792,696
	Pretium Mortgage Credit Partners, LLC
1,399,984	3.250%, 3/28/2057, Ser. 2017-NPL2, Class A1[g,h]	1,400,348
	Renaissance Home Equity Loan Trust
315,735	5.746%, 5/25/2036, Ser. 2006-1, Class AF6[g]	223,530
879,429	5.797%, 8/25/2036, Ser. 2006-2, Class AF3[g]	549,127
	SoFi Consumer Loan Program, LLC
842,181	3.050%, 12/26/2025, Ser. 2016-3, Class Ah	850,274
661,285	3.280%, 1/26/2026, Ser. 2017-1, Class Ah	669,978
	US Residential Opportunity Fund Trust
868,926	3.475%, 7/27/2036, Ser. 2016-1III, Class A*,g	869,384
	Vericrest Opportunity Loan Transferee
1,088,295	3.250%, 4/25/2059, Ser. 2017-NPL7, Class A1[g,h]	1,092,430
553,744	3.500%, 6/26/2045, Ser. 2015-NPL8, Class A1[g,h]	554,755
1,016,454	3.500%, 2/25/2047, Ser. 2017-NPL1, Class A1[g,h]	1,022,605
974,649	3.375%, 4/25/2047, Ser. 2017-NPL4, Class A1[g,h]	979,944
165,707	3.500%, 2/25/2055, Ser. 2015-NPL4, Class A1*,g	166,242

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
139

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (48.7%)	Value
Asset-Backed Securities (4.2%) - continued
	Voya CLO 4, Ltd.
$1,225,000	4.304%, (LIBOR 3M + 3.000%), 10/14/2026, Ser. 2014-4A, Class CR*,f	$1,225,985

	Total	27,369,715

Basic Materials (1.4%)
	Alcoa Nederland Holding BV
735,000	6.750%, 9/30/2024[h]	814,013
	Anglo American Capital plc
216,000	4.125%, 9/27/2022[h]	224,363
775,000	4.750%, 4/10/2027[h]	808,576
	ArcelorMittal SA
730,000	6.000%, 3/1/2021	801,175
	BWAY Holding Company
760,000	5.500%, 4/15/2024[h]	793,250
	CF Industries, Inc.
860,000	3.450%, 6/1/2023	849,250
	Dow Chemical Company
64,000	8.550%, 5/15/2019	70,676
	EI du Pont de Nemours & Company
216,000	2.200%, 5/1/2020	217,353
	First Quantum Minerals, Ltd.
322,000	7.000%, 2/15/2021[h]	331,257
	FMG Resources Property, Ltd.
795,000	5.125%, 5/15/2024[h]	806,925
	Kinross Gold Corporation
108,000	5.125%, 9/1/2021	115,830
	LyondellBasell Industries NV
64,000	5.000%, 4/15/2019	66,401
	Peabody Securities Finance Corporation
745,000	6.375%, 3/31/2025[h]	765,488
	RPM International, Inc., Convertible
112,000	2.250%, 12/15/2020	129,080
	Sherwin-Williams Company
216,000	2.250%, 5/15/2020	216,817
	Steel Dynamics, Inc.
645,000	5.000%, 12/15/2026	688,538
	Trinseo Materials Operating SCA
820,000	5.375%, 9/1/2025[h]	843,575
	Vale Overseas, Ltd.
188,000	5.875%, 6/10/2021	207,035
	Xstrata Finance Canada, Ltd.
163,000	4.950%, 11/15/2021[h]	176,025

	Total	8,925,627

Capital Goods (1.9%)
	AECOM
1,105,000	5.875%, 10/15/2024	1,224,008
	Ashtead Capital, Inc.
670,000	4.125%, 8/15/2025[h]	690,100
	Bombardier, Inc.
725,000	7.500%, 3/15/2025[h]	723,187
	Building Materials Corporation of America
785,000	6.000%, 10/15/2025[h]	856,404
	Caterpillar Financial Services Corporation
161,000	1.850%, 9/4/2020	160,494
	Cemex SAB de CV
775,000	5.700%, 1/11/2025[h]	826,150
	Cintas Corporation No. 2
162,000	2.900%, 4/1/2022	164,987

Principal Amount	Long-Term Fixed Income (48.7%)	Value
Capital Goods (1.9%) - continued
	CNH Industrial Capital, LLC
$965,000	4.375%, 11/6/2020	$1,013,250
	Crown Americas Capital Corporation IV
730,000	4.500%, 1/15/2023	768,325
	Crown Cork & Seal Company, Inc.
410,000	7.375%, 12/15/2026	481,750
	General Electric Company
120,000	5.000%, 1/21/2021[i]	126,924
	Ingersoll-Rand Luxembourg Finance SA
190,000	2.625%, 5/1/2020	191,662
	L3 Technologies, Inc.
280,000	4.950%, 2/15/2021	300,234
	Lockheed Martin Corporation
70,000	2.500%, 11/23/2020	71,032
	Owens-Brockway Glass Container, Inc.
980,000	5.000%, 1/15/2022[h]	1,037,575
	Reynolds Group Issuer, Inc.
1,125,000	5.125%, 7/15/2023[h]	1,174,050
	Rockwell Collins, Inc.
162,000	1.950%, 7/15/2019	161,982
	Roper Technologies, Inc.
270,000	2.800%, 12/15/2021	272,203
	Standard Industries, Inc.
185,000	5.500%, 2/15/2023[h]	195,869
	Textron Financial Corporation
750,000	3.050%, (LIBOR 3M + 1.735%), 2/15/2042[f,h]	656,250
	Textron, Inc.
137,000	7.250%, 10/1/2019	150,516
	United Rentals North America, Inc.
780,000	5.500%, 7/15/2025	837,486

	Total	12,084,438

Collateralized Mortgage Obligations (8.8%)
	Adjustable Rate Mortgage Trust
766,200	2.860%, 11/25/2035, Ser. 2005-9, Class 1A4	691,084
	AJAX Mortgage Loan Trust
895,347	3.470%, 4/25/2057, Ser. 2017-A, Class A*,g	901,218
	Alternative Loan Trust
738,737	6.000%, 6/25/2036, Ser. 2006-24CB, Class A9	634,413
	American Home Mortgage Assets Trust
1,215,929	1.427%, (LIBOR 1M + 0.190%), 12/25/2046, Ser. 2006-6, Class A1Af	1,010,591
1,197,199	1.427%, (LIBOR 1M + 0.190%), 6/25/2047, Ser. 2007-5, Class A1[f]	963,288
	American Home Mortgage Investment Trust
1,339,338	6.750%, 12/25/2036, Ser. 2006-3, Class 3A2	643,165
	Angel Oak Mortgage Trust
195,045	4.500%, 11/25/2045, Ser. 2015-1, Class A*,g	194,783

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
140

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (48.7%)	Value
Collateralized Mortgage Obligations (8.8%) - continued
	Banc of America Alternative Loan Trust
$287,711	1.737%, (LIBOR 1M + 0.500%), 4/25/2035, Ser. 2005-3, Class 1CB1[f]	$243,914
703,322	6.000%, 11/25/2035, Ser. 2005-10, Class 3CB1	621,533
	Banc of America Funding Corporation
213,298	3.489%, 5/20/2036, Ser. 2006-D, Class 6A1	195,775
	BCAP, LLC Trust
906,759	1.417%, (LIBOR 1M + 0.180%), 3/25/2037, Ser. 2007-AA1, Class 2A1[f]	853,225
	Bear Stearns Adjustable Rate Mortgage Trust
144,693	3.520%, (CMT 1Y + 2.300%), 10/25/2035, Ser. 2005-9, Class A1[f]	146,248
182,124	3.459%, 2/25/2036, Ser. 2005-12, Class 11A1	171,127
	Bear Stearns Alt-A Trust
943,271	5.212%, 7/25/2035, Ser. 2005-5, Class 25A1	779,027
	Citicorp Mortgage Securities Trust
237,031	6.000%, 5/25/2037, Ser. 2007-4, Class 1A5	232,979
	Citigroup Mortgage Loan Trust, Inc.
249,954	5.500%, 11/25/2035, Ser. 2005-9, Class 21A2	247,395
440,218	3.678%, 3/25/2037, Ser. 2007-AR4, Class 2A1A	368,053
	CitiMortgage Alternative Loan Trust
348,300	5.750%, 4/25/2037, Ser. 2007-A4, Class 1A5	307,297
	COLT Mortgage Loan Trust
514,997	2.750%, 9/25/2046, Ser. 2016-2, Class A1*	522,381
	Countrywide Alternative Loan Trust
173,552	1.637%, (LIBOR 1M + 0.400%), 2/25/2035, Ser. 2005-J1, Class 5A1[f]	165,212
63,589	5.500%, 5/25/2035, Ser. 2005-J3, Class 2A13	63,452
549,021	2.508%, 10/25/2035, Ser. 2005-43, Class 1A1	534,065
384,339	3.399%, 10/25/2035, Ser. 2005-43, Class 4A1	340,142
274,046	5.500%, 2/25/2036, Ser. 2005-85CB, Class 2A2	258,397
157,178	6.000%, 4/25/2036, Ser. 2006-4CB, Class 1A1	133,150
413,597	6.500%, 8/25/2036, Ser. 2006-23CB, Class 2A3	283,426
126,348	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	121,828
574,655	5.500%, 5/25/2037, Ser. 2007-8CB, Class A1	499,165
	Countrywide Home Loan Mortgage Pass Through Trust
774,306	3.252%, 11/25/2035, Ser. 2005-22, Class 2A1	687,357
278,606	3.178%, 2/20/2036, Ser. 2005-HY10, Class 5A1	241,693

Principal Amount	Long-Term Fixed Income (48.7%)	Value
Collateralized Mortgage Obligations (8.8%) - continued
	CSMC Mortgage-Backed Trust
$669,687	5.500%, 3/25/2037, Ser. 2007-2, Class 3A4	$624,746
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
220,547	1.437%, (LIBOR 1M + 0.200%), 11/25/2035, Ser. 2005-5, Class 2A1[f]	137,587
429,432	5.500%, 11/25/2035, Ser. 2005-5, Class 1A4	439,080
676,063	1.659%, (12 MTA + 0.770%), 4/25/2047, Ser. 2007-OA2, Class A1[f]	625,628
1,063,967	1.457%, (LIBOR 1M + 0.220%), 8/25/2047, Ser. 2007-OA5, Class A1Bf	994,635
	Federal Home Loan Mortgage Corporation
3,733,115	2.500%, 12/15/2022, Ser. 4155, Class AIj	180,735
1,326,032	2.500%, 5/15/2027, Ser. 4106, Class HIj	92,480
1,636,724	2.500%, 2/15/2028, Ser. 4162, Class AIj	127,704
5,064,679	2.500%, 3/15/2028, Ser. 4177, Class EIj	430,442
2,520,792	3.000%, 4/15/2028, Ser. 4193, Class AIj	224,753
2,366,025	3.000%, 2/15/2033, Ser. 4170, Class IGj	275,197
	Federal National Mortgage Association
2,234,595	2.500%, 2/25/2028, Ser. 2013-46, Class CIj	184,309
1,792,393	3.000%, 4/25/2028, Ser. 2013-30, Class DIj	163,794
2,100,277	3.500%, 1/25/2033, Ser. 2012-150, Class YIj	273,096
	First Horizon Alternative Mortgage Securities Trust
575,384	3.224%, 3/25/2035, Ser. 2005-AA2, Class 1A1	557,099
620,367	3.222%, 7/25/2035, Ser. 2005-AA5, Class 2A1	609,345
611,856	6.000%, (LIBOR 1M + 1.000%), 8/25/2036, Ser. 2006-FA4, Class 1A4[f]	513,797
	First Horizon Mortgage Pass-Through Trust
569,662	3.328%, 8/25/2037, Ser. 2007-AR2, Class 1A2	494,219
	GCAT, LLC
1,113,715	3.375%, 3/25/2047, Ser. 2017-1, Class A1*,g	1,109,134
	GMAC Mortgage Corporation Loan Trust
948,120	3.744%, 5/25/2035, Ser. 2005-AR2, Class 4A	899,606
	Government National Mortgage Association
1,859,658	4.000%, 1/16/2027, Ser. 2012-3, Class IOj	175,848

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
141

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (48.7%)	Value
Collateralized Mortgage Obligations (8.8%) - continued
	Greenpoint Mortgage Funding Trust
$536,720	1.437%, (LIBOR 1M + 0.200%), 10/25/2045, Ser. 2005-AR4, Class G41Bf	$468,659
	HarborView Mortgage Loan Trust
1,049,312	3.573%, 7/19/2035, Ser. 2005-4, Class 3A1	927,201
	IndyMac IMJA Mortgage Loan Trust
607,153	6.250%, 11/25/2037, Ser. 2007-A3, Class A1	498,807
	IndyMac INDX Mortgage Loan Trust
816,723	3.340%, 10/25/2035, Ser. 2005-AR19, Class A1	759,977
719,863	1.877%, (LIBOR 1M + 0.640%), 7/25/2045, Ser. 2005-16IP, Class A1[f]	693,195
	J.P. Morgan Alternative Loan Trust
821,455	6.500%, 3/25/2036, Ser. 2006-S1, Class 1A19	737,890
	J.P. Morgan Mortgage Trust
160,327	6.500%, 1/25/2035, Ser. 2005-S1, Class 1A2	166,130
529,414	3.583%, 8/25/2035, Ser. 2005-A5, Class 1A2	527,410
829,894	3.389%, 2/25/2036, Ser. 2006-A1, Class 2A2	780,340
789,638	3.558%, 10/25/2036, Ser. 2006-A6, Class 1A2	734,289
582,665	1.617%, (LIBOR 1M + 0.380%), 1/25/2037, Ser. 2006-S4, Class A8[f]	356,543
414,979	3.393%, 1/25/2037, Ser. 2006-A7, Class 2A2	415,318
323,861	6.250%, 8/25/2037, Ser. 2007-S3, Class 1A10	250,431
	Lehman Mortgage Trust
322,557	1.987%, (LIBOR 1M + 0.750%), 12/25/2035, Ser. 2005-2, Class 3A1[f]	254,586
	Master Asset Securitization Trust
446,585	1.737%, (LIBOR 1M + 0.500%), 6/25/2036, Ser. 2006-2, Class 2A2[f]	238,460
	MASTR Alternative Loans Trust
159,043	6.500%, 7/25/2034, Ser. 2004-6, Class 6A1	160,590
335,606	1.687%, (LIBOR 1M + 0.450%), 12/25/2035, Ser. 2005-6, Class 2A1[f]	166,675
	Merrill Lynch Alternative Note Asset Trust
489,796	6.000%, 3/25/2037, Ser. 2007-F1, Class 2A1	416,569
	Mill City Mortgage Loan Trust
1,113,273	2.750%, 11/25/2058, Ser. 2017-1, Class A1[h]	1,119,368
	Morgan Stanley Mortgage Loan Trust
358,080	3.275%, 11/25/2035, Ser. 2005-6AR, Class 5A1	295,834
	MortgageIT Trust
594,154	1.497%, (LIBOR 1M + 0.260%), 12/25/2035, Ser. 2005-5, Class A1[f]	593,399

Principal Amount	Long-Term Fixed Income (48.7%)	Value
Collateralized Mortgage Obligations (8.8%) - continued
	New Century Alternative Mortgage Loan Trust
$872,436	6.167%, 7/25/2036, Ser. 2006-ALT1, Class AF6[g]	$516,489
	New York Mortgage Trust, Inc.
1,429	3.616%, 5/25/2036, Ser. 2006-1, Class 2A4	17
	Preston Ridge Partners Mortgage Trust, LLC
900,000	3.470%, 9/25/2022, Ser. 2017-2A, Class A1*,c,d,g	900,000
	Pretium Mortgage Credit Partners, LLC
998,931	3.500%, 4/29/2032, Ser. 2017-NPL1, Class A1*,g	1,001,531
	Residential Accredit Loans, Inc. Trust
1,164,194	4.220%, 9/25/2035, Ser. 2005-QA10, Class A31	981,537
472,349	5.750%, 9/25/2035, Ser. 2005-QS13, Class 2A3	461,193
703,195	6.000%, 4/25/2036, Ser. 2006-QS4, Class A2	639,427
577,013	6.000%, 1/25/2037, Ser. 2007-QS1, Class 1A1	536,350
978,007	5.750%, 4/25/2037, Ser. 2007-QS6, Class A28	915,825
599,296	6.250%, 4/25/2037, Ser. 2007-QS6, Class A6	574,275
251,225	6.000%, 6/25/2037, Ser. 2007-QS8, Class A10	228,080
1,070,964	1.427%, (LIBOR 1M + 0.190%), 7/25/2037, Ser. 2007-QH6, Class A1[f]	1,005,114
	Residential Asset Securitization Trust
664,529	6.234%, 8/25/2022, Ser. 2007-A8, Class 3A1	574,303
381,066	5.500%, 4/25/2035, Ser. 2005-A1, Class A3	391,439
741,670	1.617%, (LIBOR 1M + 0.380%), 8/25/2037, Ser. 2007-A8, Class 2A3[f]	203,316
	Residential Funding Mortgage Security I Trust
567,183	5.750%, 2/25/2036, Ser. 2006-S2, Class A1	539,411
689,910	6.000%, 7/25/2037, Ser. 2007-S7, Class A20	650,797
	Sequoia Mortgage Trust
1,357,253	3.559%, 9/20/2046, Ser. 2007-1, Class 4A1	1,130,327
	Structured Adjustable Rate Mortgage Loan Trust
144,489	3.582%, 12/25/2034, Ser. 2004-18, Class 5A	142,284
489,047	3.565%, 7/25/2035, Ser. 2005-15, Class 4A1	425,484
269,689	3.679%, 9/25/2035, Ser. 2005-18, Class 1A1	219,803
	Structured Asset Mortgage Investments, Inc.
1,189,519	1.547%, (LIBOR 1M + 0.310%), 12/25/2035, Ser. 2005-AR4, Class A1[f]	1,055,252

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
142

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (48.7%)	Value
Collateralized Mortgage Obligations (8.8%) - continued
	Sunset Mortgage Loan Company, LLC
$323,371	4.459%, 9/18/2045, Ser. 2015-NPL1, Class A*,g	$323,919
711,923	3.500%, 6/16/2047, Ser. 2017-NPL1, Class A*,g	711,249
224,943	3.844%, 7/16/2047, Ser. 2016-NPL1, Class A*,g	225,011
	Suntrust Alternative Loan Trust
530,598	5.750%, 12/25/2035, Ser. 2005-1F, Class 2A5	518,636
	WaMu Mortgage Pass Through Certificates
838,384	3.180%, 8/25/2036, Ser. 2006-AR8, Class 3A2	796,021
968,145	2.606%, 1/25/2037, Ser. 2006-AR18, Class 1A1	890,480
82,841	3.215%, 8/25/2046, Ser. 2006-AR8, Class 1A1	78,040
430,453	1.809%, (12 MTA + 0.920%), 9/25/2046, Ser. 2006-AR11, Class 3A1Af	396,018
1,233,253	1.849%, (12 MTA + 0.960%), 9/25/2046, Ser. 2006-AR11, Class 1Af	1,113,630
1,241,789	1.769%, (12 MTA + 0.880%), 10/25/2046, Ser. 2006-AR13, Class 1Af	1,112,242
1,138,375	1.650%, (12 MTA + 0.820%), 12/25/2046, Ser. 2006-AR17, Class 1Af	1,026,865
467,286	1.957%, (COF 11 + 1.250%), 3/25/2047, Ser. 2007-OA2, Class 2Af	405,996
	Washington Mutual Mortgage Pass Through Certificates
357,450	1.837%, (LIBOR 1M + 0.600%), 6/25/2035, Ser. 2005-4, Class 5A5[f]	306,025
605,522	6.000%, 11/25/2035, Ser. 2005-10, Class 2A9	569,412
872,561	7.000%, 4/25/2037, Ser. 2007-2, Class 1A1	524,031
	Washington Mutual Mortgage Pass Through Certificates Trust
808,171	7.000%, 2/25/2036, Ser. 2006-1, Class 2CB1	654,694
884,385	1.639%, (12 MTA + 0.750%), 2/25/2047, Ser. 2007-OA3, Class 2Af	716,892
	Wells Fargo Mortgage Backed Securities Trust
769,274	3.328%, 7/25/2036, Ser. 2006-AR10, Class 2A1	763,099
226,083	6.000%, 7/25/2037, Ser. 2007-8, Class 1A16	227,352
333,934	6.000%, 11/25/2037, Ser. 2007-15, Class A1	331,781

	Total	57,533,935

Communications Services (3.2%)
	Altice US Finance I Corporation
725,000	5.500%, 5/15/2026[h]	764,875

Principal Amount	Long-Term Fixed Income (48.7%)	Value
Communications Services (3.2%) - continued
	AMC Networks, Inc.
$1,080,000	5.000%, 4/1/2024	$1,115,100
	American Tower Corporation
60,000	2.800%, 6/1/2020	60,899
98,000	3.450%, 9/15/2021	101,390
	AT&T, Inc.
104,000	5.875%, 10/1/2019	111,726
108,000	5.200%, 3/15/2020	115,714
65,000	2.263%, (LIBOR 3M + 0.930%), 6/30/2020[f]	65,880
380,000	2.800%, 2/17/2021	384,444
324,000	2.850%, 2/14/2023	322,404
	British Sky Broadcasting Group plc
110,000	3.125%, 11/26/2022[h]	111,383
	CCO Holdings, LLC
1,000,000	5.875%, 4/1/2024[h]	1,061,250
	CenturyLink, Inc.
400,000	6.450%, 6/15/2021	416,212
	Charter Communications Operating, LLC
245,000	3.579%, 7/23/2020	251,467
35,000	4.464%, 7/23/2022	36,963
	Clear Channel Worldwide Holdings, Inc.
1,070,000	6.500%, 11/15/2022	1,102,100
	Comcast Corporation
216,000	1.625%, 1/15/2022	210,468
	Crown Castle International Corporation
140,000	3.400%, 2/15/2021	144,108
800,000	5.250%, 1/15/2023	885,325
	CSC Holdings, LLC
80,000	5.500%, 4/15/2027[h]	83,200
	Digicel, Ltd.
760,000	6.000%, 4/15/2021*	741,866
	Discovery Communications, LLC
108,000	2.200%, 9/20/2019	108,346
216,000	2.950%, 3/20/2023	216,169
	DISH Network Corporation
929,000	3.375%, 8/15/2026	1,039,319
	IAC FinanceCo, Inc., Convertible
158,000	0.875%, 10/1/2022[h]	164,419
	Intelsat Jackson Holdings SA
1,165,000	8.000%, 2/15/2024[h]	1,252,375
	Level 3 Communications, Inc.
475,000	5.375%, 1/15/2024	486,281
	Level 3 Escrow II, Inc.
400,000	5.375%, 8/15/2022	411,924
	Level 3 Financing, Inc.
280,000	5.375%, 5/1/2025	287,875
	Liberty Interactive, LLC, Convertible
791,000	1.750%, 9/30/2046[h]	937,335
	Liberty Media Corporation, Convertible
736,000	1.000%, 1/30/2023[h]	874,920
	Moody’s Corporation
108,000	2.750%, 12/15/2021	108,819
	Neptune Finco Corporation
512,000	10.875%, 10/15/2025[h]	632,960
	Nexstar Escrow Corporation
1,210,000	5.625%, 8/1/2024[h]	1,252,350
	Orange SA
185,000	1.625%, 11/3/2019	183,711
	Quebecor Media, Inc.
635,000	5.750%, 1/15/2023	690,562

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
143

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (48.7%)	Value
Communications Services (3.2%) - continued
	SBA Tower Trust
$200,000	3.598%, 4/15/2043[h]	$199,841
	SFR Group SA
770,000	6.000%, 5/15/2022[h]	804,650
	Sprint Corporation
760,000	7.625%, 2/15/2025	874,000
	Telefonica Emisiones SAU
126,000	3.192%, 4/27/2018	127,020
	Time Warner, Inc.
108,000	4.875%, 3/15/2020	114,942
	T-Mobile USA, Inc.
770,000	6.125%, 1/15/2022	800,800
	Verizon Communications, Inc.
98,000	4.500%, 9/15/2020	105,161
67,000	2.946%, 3/15/2022	68,119
	Viacom, Inc.
216,000	4.250%, 9/1/2023	221,878
	Virgin Media Secured Finance plc
755,000	5.250%, 1/15/2026[h]	786,144

	Total	20,836,694

Consumer Cyclical (2.7%)
	Allison Transmission, Inc.
1,115,000	5.000%, 10/1/2024[h]	1,157,203
	American Honda Finance Corporation
162,000	2.000%, 2/14/2020	162,245
	BMW US Capital, LLC
145,000	1.500%, 4/11/2019[h]	144,558
	Brookfield Residential Properties, Inc.
730,000	6.125%, 7/1/2022[h]	762,850
	CVS Health Corporation
108,000	2.750%, 12/1/2022	108,215
	Ford Motor Credit Company, LLC
216,000	2.262%, 3/28/2019	216,733
210,000	1.897%, 8/12/2019	208,950
95,000	2.597%, 11/4/2019	95,793
162,000	3.336%, 3/18/2021	165,643
	General Motors Financial Company, Inc.
210,000	3.150%, 1/15/2020	213,639
162,000	2.650%, 4/13/2020	163,258
162,000	4.375%, 9/25/2021	171,698
108,000	3.150%, 6/30/2022	108,830
	Home Depot, Inc.
110,000	2.000%, 4/1/2021	110,038
65,000	2.625%, 6/1/2022	66,014
	Hyundai Capital America
108,000	2.550%, 4/3/2020[h]	107,793
108,000	2.750%, 9/18/2020[h]	107,892
	Jaguar Land Rover Automotive plc
200,000	4.125%, 12/15/2018[h]	203,250
383,000	5.625%, 2/1/2023[h]	397,841
	L Brands, Inc.
570,000	5.625%, 2/15/2022	608,418
	Landry’s, Inc.
740,000	6.750%, 10/15/2024[h]	748,325
	Lennar Corporation
1,180,000	4.500%, 4/30/2024	1,215,140
	Live Nation Entertainment, Inc.
1,110,000	5.375%, 6/15/2022[h]	1,154,400
	McDonald’s Corporation
216,000	2.625%, 1/15/2022	217,496

Principal Amount	Long-Term Fixed Income (48.7%)	Value
Consumer Cyclical (2.7%) - continued
	MGM Resorts International
$775,000	6.000%, 3/15/2023	$854,438
	New Red Finance, Inc.
800,000	4.250%, 5/15/2024[h]	803,000
	Newell Rubbermaid, Inc.
95,000	3.150%, 4/1/2021	97,168
	Nissan Motor Acceptance Corporation
162,000	2.000%, 3/8/2019[h]	162,102
	Prime Security Services Borrower, LLC
1,020,000	9.250%, 5/15/2023[h]	1,125,631
	PulteGroup, Inc.
1,105,000	4.250%, 3/1/2021	1,146,438
	Ralph Lauren Corporation
70,000	2.625%, 8/18/2020	70,932
	Royal Caribbean Cruises, Ltd.
750,000	5.250%, 11/15/2022	831,096
	Scientific Games International, Inc.
705,000	7.000%, 1/1/2022[h]	748,181
	Six Flags Entertainment Corporation
770,000	4.875%, 7/31/2024[h]	783,475
	Starbucks Corporation
115,000	2.100%, 2/4/2021	115,455
	Toll Brothers Finance Corporation
124,000	4.000%, 12/31/2018	126,015
	Visa, Inc.
70,000	2.200%, 12/14/2020	70,663
	Volkswagen Group of America Finance, LLC
150,000	2.450%, 11/20/2019[h]	151,114
	West Corporation
550,000	5.375%, 7/15/2022[h]	555,500
	Yum! Brands, Inc.
1,105,000	5.000%, 6/1/2024[h]	1,164,394

	Total	17,421,824

Consumer Non-Cyclical (2.4%)
	Abbott Laboratories
216,000	2.550%, 3/15/2022	216,059
162,000	3.400%, 11/30/2023	166,759
	AbbVie, Inc.
216,000	2.500%, 5/14/2020	218,555
108,000	2.900%, 11/6/2022	109,500
	Albertsons Companies, LLC
1,000,000	6.625%, 6/15/2024	931,250
	Amgen, Inc.
216,000	2.650%, 5/11/2022	217,701
	Anheuser-Busch InBev Finance, Inc.
120,000	2.571%, (LIBOR 3M + 1.260%), 2/1/2021[f]	124,027
275,000	2.650%, 2/1/2021	279,398
108,000	3.300%, 2/1/2023	111,936
	Anheuser-Busch InBev Worldwide, Inc.
48,000	6.500%, 7/15/2018	49,797
	BAT Capital Corporation
109,000	2.297%, 8/14/2020[h]	109,324
110,000	2.764%, 8/15/2022[h]	110,585
	Bayer U.S. Finance, LLC
220,000	2.375%, 10/8/2019[h]	221,246
	Becton, Dickinson and Company
216,000	3.125%, 11/8/2021	220,136
	Boston Scientific Corporation
35,000	6.000%, 1/15/2020	37,988

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
144

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (48.7%)	Value
Consumer Non-Cyclical (2.4%) - continued
	Bunge Limited Finance Corporation
$70,000	3.500%, 11/24/2020	$72,035
	Cardinal Health, Inc.
110,000	1.948%, 6/14/2019	110,101
110,000	2.616%, 6/15/2022	109,878
	Celgene Corporation
70,000	3.550%, 8/15/2022	73,384
	Cott Beverages, Inc.
770,000	5.375%, 7/1/2022	802,725
	CVS Health Corporation
64,000	2.250%, 12/5/2018	64,282
	Envision Healthcare Corporation
750,000	5.125%, 7/1/2022[h]	778,125
	Express Scripts Holding Company
108,000	4.750%, 11/15/2021	117,147
95,000	3.000%, 7/15/2023	95,269
	Forest Laboratories, LLC
26,000	4.375%, 2/1/2019[h]	26,661
53,000	4.875%, 2/15/2021[h]	56,903
	Gilead Sciences, Inc.
200,000	1.950%, 3/1/2022	197,057
	HCA, Inc.
430,000	5.250%, 6/15/2026	463,325
575,000	4.500%, 2/15/2027	587,937
	JBS USA, LLC
390,000	5.875%, 7/15/2024[h]	390,975
780,000	5.750%, 6/15/2025[h]	777,075
	Kraft Heinz Foods Company
210,000	5.375%, 2/10/2020	225,221
	Kroger Company
110,000	2.800%, 8/1/2022	110,266
	Laboratory Corporation of America Holdings
25,000	2.625%, 2/1/2020	25,263
	Mead Johnson Nutrition Company
70,000	3.000%, 11/15/2020	71,901
	Medtronic Global Holdings SCA
216,000	1.700%, 3/28/2019	215,866
	Molson Coors Brewing Company
185,000	1.450%, 7/15/2019	182,968
	Mondelez International Holdings Netherlands BV
162,000	2.000%, 10/28/2021[h]	158,954
	Mylan NV
216,000	3.150%, 6/15/2021	219,734
	PepsiCo, Inc.
210,000	1.832%, (LIBOR 3M + 0.530%), 10/6/2021[f]	212,853
	Pernod Ricard SA
190,000	5.750%, 4/7/2021[h]	210,655
	Pinnacle Foods, Inc.
500,000	5.875%, 1/15/2024	530,000
	Post Holdings, Inc.
760,000	5.500%, 3/1/2025[h]	788,500
	Reynolds American, Inc.
35,000	3.250%, 6/12/2020	35,961
	Shire Acquisitions Investments Ireland Designated Activity Company
225,000	1.900%, 9/23/2019	224,528
216,000	2.400%, 9/23/2021	215,190
	Smithfield Foods, Inc.
162,000	2.700%, 1/31/2020[h]	162,474
	Teleflex, Inc.
725,000	4.875%, 6/1/2026	752,187

Principal Amount	Long-Term Fixed Income (48.7%)	Value
Consumer Non-Cyclical (2.4%) - continued
	Tenet Healthcare Corporation
$1,005,000	8.125%, 4/1/2022	$1,022,587
	Teva Pharmaceutical Finance Company BV
108,000	2.950%, 12/18/2022	104,870
	Teva Pharmaceutical Finance IV, LLC
55,000	2.250%, 3/18/2020	54,260
	Teva Pharmaceutical Finance Netherlands III BV
200,000	2.200%, 7/21/2021	192,340
	TreeHouse Foods, Inc.
510,000	4.875%, 3/15/2022	527,212
	Tyson Foods, Inc.
98,000	4.500%, 6/15/2022	105,960
	VPII Escrow Corporation
410,000	7.500%, 7/15/2021[h]	408,975
	VRX Escrow Corporation
800,000	6.125%, 4/15/2025[h]	702,000
	Wayfair, Inc., Convertible
261,000	0.375%, 9/1/2022[h]	252,844
	Zoetis, Inc.
161,000	3.450%, 11/13/2020	166,426

	Total	15,727,135

Energy (2.6%)
	Alliance Resource Operating Partners, LP
760,000	7.500%, 5/1/2025[h]	788,500
	Anadarko Petroleum Corporation
77,000	8.700%, 3/15/2019	84,030
33,000	4.850%, 3/15/2021	34,989
	Antero Resources Corporation
260,000	5.125%, 12/1/2022	265,850
500,000	5.625%, 6/1/2023	521,250
	BP Capital Markets plc
108,000	2.315%, 2/13/2020	108,930
442,000	2.520%, 9/19/2022	442,315
	Buckeye Partners, LP
98,000	2.650%, 11/15/2018	98,399
	Canadian Natural Resources, Ltd.
110,000	2.950%, 1/15/2023	109,321
	Canadian Oil Sands, Ltd.
108,000	9.400%, 9/1/2021[h]	131,878
	Cenovus Energy, Inc.
108,000	3.800%, 9/15/2023	108,505
	Cheniere Energy Partners, LP
840,000	5.250%, 10/1/2025[h]	858,900
	Concho Resources, Inc.
320,000	4.375%, 1/15/2025	336,800
	Continental Resources, Inc.
108,000	5.000%, 9/15/2022	109,755
	Crestwood Midstream Partners, LP
510,000	6.250%, 4/1/2023	525,937
	Devon Energy Corporation
210,000	3.250%, 5/15/2022	212,426
	Enbridge, Inc.
110,000	2.900%, 7/15/2022	110,611
	Encana Corporation
190,000	3.900%, 11/15/2021	195,748
	Energy Transfer Equity, LP
780,000	5.500%, 6/1/2027	820,950
	Energy Transfer Partners, LP
165,000	4.150%, 10/1/2020	172,293
	Enterprise Products Operating, LLC
345,000	5.250%, 8/16/2077	348,019

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
145

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (48.7%)	Value
Energy (2.6%) - continued
	EOG Resources, Inc.
$180,000	2.625%, 3/15/2023	$178,594
	EQT Corporation
60,000	5.150%, 3/1/2018	60,710
62,000	8.125%, 6/1/2019	68,027
110,000	3.000%, 10/1/2022[c]	110,171
	Exxon Mobil Corporation
140,000	1.708%, 3/1/2019	140,107
	Kinder Morgan Energy Partners, LP
216,000	3.450%, 2/15/2023	218,343
	Marathon Oil Corporation
108,000	2.700%, 6/1/2020	107,978
200,000	2.800%, 11/1/2022	194,372
	Marathon Petroleum Corporation
70,000	3.400%, 12/15/2020	72,226
	MEG Energy Corporation
410,000	6.375%, 1/30/2023[h]	357,725
	MPLX, LP
162,000	4.500%, 7/15/2023	172,294
1,010,000	4.875%, 12/1/2024	1,088,416
	Nabors Industries, Inc., Convertible
360,000	0.750%, 1/15/2024[h]	292,725
	ONEOK, Inc.
162,000	7.500%, 9/1/2023	193,880
	PBF Holding Company, LLC
625,000	7.250%, 6/15/2025[h]	639,062
	Petrobras Global Finance BV
348,000	8.375%, 5/23/2021	402,505
86,000	7.375%, 1/17/2027	94,686
	Petroleos Mexicanos
108,000	6.375%, 2/4/2021	118,315
88,000	6.500%, 3/13/2027[h]	97,702
	Plains All American Pipeline, LP
81,000	5.000%, 2/1/2021	85,171
	Regency Energy Partners, LP
730,000	5.000%, 10/1/2022	788,247
	Sabine Pass Liquefaction, LLC
108,000	6.250%, 3/15/2022	121,442
108,000	5.625%, 4/15/2023	119,666
775,000	5.625%, 3/1/2025	854,657
	Schlumberger Holdings Corporation
70,000	3.000%, 12/21/2020[h]	71,676
	Sinopec Group Overseas Development, Ltd.
210,000	1.750%, 9/29/2019[h]	207,649
	Southwestern Energy Company
840,000	7.500%, 4/1/2026	872,550
	Sunoco Logistics Partners Operations, LP
70,000	4.400%, 4/1/2021	73,833
	Tesoro Corporation
910,000	4.750%, 12/15/2023[h]	981,637
	Weatherford International, Ltd.
735,000	8.250%, 6/15/2023	757,050
	Western Gas Partners, LP
110,000	4.000%, 7/1/2022	113,776
	Whiting Petroleum Corporation, Convertible
605,000	1.250%, 4/1/2020	539,206
	Williams Partners, LP
215,000	4.500%, 11/15/2023	228,765
	WPX Energy, Inc.
335,000	7.500%, 8/1/2020	364,312

	Total	17,172,881

Principal Amount	Long-Term Fixed Income (48.7%)	Value
Financials (7.2%)
	ACE INA Holdings, Inc.
$70,000	2.875%, 11/3/2022	$71,271
	Aegon NV
720,000	2.397%, (USISDA 10Y + 0.100%), 1/15/2018[f,i]	613,944
	AIG Global Funding
220,000	2.150%, 7/2/2020[h]	219,650
	Air Lease Corporation
35,000	2.625%, 9/4/2018	35,277
	Ally Financial, Inc.
600,000	3.750%, 11/18/2019	613,200
350,000	4.125%, 3/30/2020	360,500
	American Express Credit Corporation
108,000	1.641%, (LIBOR 3M + 0.330%), 5/3/2019[f]	108,273
108,000	2.200%, 3/3/2020	108,604
70,000	2.369%, (LIBOR 3M + 1.050%), 9/14/2020[f]	71,206
	Banco Santander SA
1,000,000	6.375%, 5/19/2019[i]	1,018,828
	Bank of America Corporation
185,000	5.625%, 7/1/2020	201,456
108,000	2.369%, 7/21/2021	107,988
218,000	2.328%, 10/1/2021	217,726
216,000	5.700%, 1/24/2022	242,897
	Bank of Montreal
185,000	1.500%, 7/18/2019	183,806
163,000	2.100%, 6/15/2020	163,347
	Bank of New York Mellon Corporation
216,000	2.600%, 2/7/2022	218,090
	Bank of Nova Scotia
162,000	2.700%, 3/7/2022	163,567
	Barclays Bank plc
100,000	5.140%, 10/14/2020	106,937
	Barclays plc
210,000	3.200%, 8/10/2021	213,226
	Berkshire Hathaway Finance Corporation
215,000	1.700%, 3/15/2019	215,397
	Blackstone Mortgage Trust, Inc., Convertible
705,000	5.250%, 12/1/2018	805,022
	BNP Paribas SA
350,000	7.625%, 3/30/2021[h,i]	384,562
	BNZ International Funding, Ltd.
250,000	2.299%, (LIBOR 3M + 0.980%), 9/14/2021[f,h]	252,595
	Capital One Financial Corporation
108,000	2.500%, 5/12/2020	108,485
324,000	3.050%, 3/9/2022	327,610
	Capital One NA
210,000	2.400%, 9/5/2019	210,920
	CBOE Holdings, Inc.
165,000	1.950%, 6/28/2019	164,822
	Centene Escrow Corporation
1,050,000	5.625%, 2/15/2021	1,092,210
	Central Fidelity Capital Trust I
790,000	2.304%, (LIBOR 3M + 1.000%), 4/15/2027[f]	756,425
	CIT Group, Inc.
925,000	5.000%, 8/15/2022	1,001,035
	Citigroup, Inc.
200,000	2.050%, 6/7/2019	200,134
216,000	2.450%, 1/10/2020	217,541
216,000	2.650%, 10/26/2020	218,176

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
146

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (48.7%)	Value
Financials (7.2%) - continued
$97,000	2.350%, 8/2/2021	$96,471
108,000	2.750%, 4/25/2022	108,256
	Citizens Bank NA
250,000	2.200%, 5/26/2020	249,917
	CNA Financial Corporation
250,000	5.750%, 8/15/2021	277,360
	Commonwealth Bank of Australia
216,000	2.250%, 3/10/2020[h]	217,046
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
216,000	3.950%, 11/9/2022	226,618
	Credit Agricole SA
108,000	3.375%, 1/10/2022[h]	110,462
270,000	8.125%, 12/23/2025[h,i]	319,612
	Credit Suisse Group AG
600,000	7.500%, 12/11/2023[h,i]	678,006
	Credit Suisse Group Funding Guernsey, Ltd.
325,000	3.800%, 9/15/2022	337,257
	Credit Suisse Group Funding, Ltd.
216,000	3.125%, 12/10/2020	220,288
	DDR Corporation
162,000	3.500%, 1/15/2021	164,370
	Deutsche Bank AG
108,000	2.700%, 7/13/2020	108,418
324,000	4.250%, 10/14/2021	339,473
	Digital Realty Trust, LP
165,000	2.750%, 2/1/2023	164,217
	Discover Bank
43,000	8.700%, 11/18/2019	48,043
	Fifth Third Bancorp
164,000	2.600%, 6/15/2022	163,846
	First Tennessee Bank NA
635	3.750%, (LIBOR 3M + 0.850%), 10/30/2017[f,h,i]	504,885
	Goldman Sachs Group, Inc.
307,000	7.500%, 2/15/2019	329,694
216,000	5.375%, 5/10/2020[i]	223,798
162,000	2.600%, 12/27/2020	163,205
216,000	5.250%, 7/27/2021	237,288
160,000	2.485%, (LIBOR 3M + 1.170%), 11/15/2021[f]	162,195
216,000	3.000%, 4/26/2022	218,384
108,000	2.366%, (LIBOR 3M + 1.050%), 6/5/2023[f]	108,622
	Goldman Sachs Group, Inc., Convertible
2,450,000	0.500%, 9/24/2022[d]	3,326,169
	Guardian Life Global Funding
200,000	2.000%, 4/26/2021[h]	197,443
	Hartford Financial Services Group, Inc.
106,000	6.000%, 1/15/2019	111,380
	HCP, Inc.
64,000	3.750%, 2/1/2019	65,164
	Hospitality Properties Trust
80,000	4.250%, 2/15/2021	83,323
	HSBC Holdings plc
324,000	3.400%, 3/8/2021	334,015
216,000	6.875%, 6/1/2021[i]	235,170
210,000	2.801%, (LIBOR 3M + 1.500%), 1/5/2022[f]	216,669
250,000	6.375%, 9/17/2024[i]	265,328
	Huntington Bancshares, Inc.
140,000	3.150%, 3/14/2021	143,510

Principal Amount	Long-Term Fixed Income (48.7%)	Value
Financials (7.2%) - continued
	Icahn Enterprises, LP
$400,000	6.000%, 8/1/2020	$412,780
325,000	6.750%, 2/1/2024	342,875
	ILFC E-Capital Trust II
1,560,000	4.610%, (LIBOR 3M + 1.800%), 12/21/2065[f,h]	1,485,900
	ING Capital Funding Trust III
89,000	4.896%, (LIBOR 3M + 3.600%), 9/30/2017[f,i]	89,000
	International Lease Finance Corporation
216,000	4.625%, 4/15/2021	229,452
216,000	5.875%, 8/15/2022	241,791
	Intesa Sanpaolo SPA
41,000	3.875%, 1/16/2018	41,226
200,000	3.125%, 7/14/2022[h]	200,434
	Iron Mountain, Inc.
665,000	4.875%, 9/15/2027[h]	677,469
	J.P. Morgan Chase & Company
88,000	6.300%, 4/23/2019	93,894
30,000	2.250%, 1/23/2020	30,155
185,000	4.950%, 3/25/2020	197,840
161,000	1.996%, (LIBOR 3M + 0.680%), 6/1/2021[f]	161,816
210,000	2.295%, 8/15/2021	209,789
162,000	2.776%, 4/25/2023	162,832
215,000	2.543%, (LIBOR 3M + 1.230%), 10/24/2023[f]	219,730
	J.P. Morgan Chase Bank NA
250,000	1.918%, (LIBOR 3M + 0.590%), 9/23/2019[f]	251,787
	KeyBank NA
250,000	1.600%, 8/22/2019	248,630
	Liberty Mutual Group, Inc.
525,000	10.750%, 6/15/2058*	861,000
25,000	5.000%, 6/1/2021[h]	27,075
	Lincoln National Corporation
185,000	6.250%, 2/15/2020	201,881
	Lloyds Bank plc
1,140,000	1.552%, (LIBOR 6M + 0.100%), 2/28/2018[f,i]	984,545
	Lloyds Banking Group plc
215,000	3.000%, 1/11/2022	216,722
800,000	6.413%, 10/1/2035[h,i]	908,000
	Macquarie Bank, Ltd.
250,000	6.125%, 3/8/2027[h,i]	258,675
	MetLife Capital Trust IV
823,000	7.875%, 12/15/2037[h]	1,102,820
	MetLife, Inc.
95,000	9.250%, 4/8/2038[h]	141,075
	MGIC Investment Corporation, Convertible
505,000	9.000%, 4/1/2063[h]	684,906
	Mitsubishi UFJ Financial Group, Inc.
250,000	2.377%, (LIBOR 3M + 1.060%), 9/13/2021[f]	253,751
108,000	2.998%, 2/22/2022	109,456
	Mizuho Financial Group, Inc.
250,000	2.457%, (LIBOR 3M + 1.140%), 9/13/2021[f]	253,694
	Morgan Stanley
35,000	2.457%, (LIBOR 3M + 1.140%), 1/27/2020[f]	35,540
210,000	2.800%, 6/16/2020	213,465
200,000	2.500%, 4/21/2021	200,602

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
147

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Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (48.7%)	Value
Financials (7.2%) - continued
$216,000	5.500%, 7/28/2021	$239,538
216,000	2.487%, (LIBOR 3M + 1.180%), 1/20/2022[f]	219,039
108,000	2.750%, 5/19/2022	108,407
64,000	4.875%, 11/1/2022	69,340
	MPT Operating Partnership, LP
510,000	5.500%, 5/1/2024	534,862
	National City Corporation
86,000	6.875%, 5/15/2019	92,536
	New York Life Global Funding
70,000	1.550%, 11/2/2018[h]	69,929
	Nomura Holdings, Inc.
85,000	2.750%, 3/19/2019	85,758
	Park Aerospace Holdings, Ltd.
1,125,000	5.500%, 2/15/2024[h]	1,181,250
	PNC Bank NA
216,000	2.450%, 11/5/2020	218,042
	Quicken Loans, Inc.
1,160,000	5.750%, 5/1/2025[h]	1,218,000
	Realty Income Corporation
162,000	5.750%, 1/15/2021	177,555
	Regions Bank
28,000	7.500%, 5/15/2018	28,968
	Regions Financial Corporation
90,000	3.200%, 2/8/2021	91,954
	Reinsurance Group of America, Inc.
162,000	4.700%, 9/15/2023	175,598
	Royal Bank of Canada
216,000	2.125%, 3/2/2020	216,908
	Royal Bank of Scotland Group plc
470,000	7.500%, 8/10/2020[i]	492,207
364,000	8.625%, 8/15/2021[i]	403,585
230,000	7.648%, 9/30/2031[i]	292,215
	Santander UK Group Holdings plc
210,000	2.875%, 8/5/2021	210,948
	Santander UK plc
64,000	3.050%, 8/23/2018	64,762
	Simon Property Group, LP
70,000	2.500%, 9/1/2020	70,838
120,000	2.500%, 7/15/2021	120,622
	Societe Generale SA
900,000	8.000%, 9/29/2025[h,i]	1,030,500
	Standard Chartered plc
210,000	2.446%, (LIBOR 3M + 1.130%), 8/19/2019[f,h]	212,447
60,000	2.821%, (LIBOR 3M + 1.510%), 1/30/2027[f,h,i]	51,300
	State Street Capital Trust IV
1,138,000	2.320%, (LIBOR 3M + 1.000%), 6/15/2047[f]	1,038,197
	State Street Corporation
70,000	2.217%, (LIBOR 3M + 0.900%), 8/18/2020[f]	71,425
	Sumitomo Mitsui Financial Group, Inc.
216,000	2.934%, 3/9/2021	219,496
215,000	2.997%, (LIBOR 3M + 1.680%), 3/9/2021[f]	222,270
108,000	2.784%, 7/12/2022	108,267
	Sumitomo Mitsui Trust Bank, Ltd.
250,000	2.050%, 3/6/2019[h]	250,193
	SunTrust Banks, Inc.
95,000	2.900%, 3/3/2021	96,613
	Synchrony Financial
108,000	3.000%, 8/15/2019	109,753

Principal Amount	Long-Term Fixed Income (48.7%)	Value
Financials (7.2%) - continued
$25,000	2.541%, (LIBOR 3M + 1.230%), 2/3/2020[f]	$25,250
94,000	3.750%, 8/15/2021	96,940
	Toronto-Dominion Bank
80,000	2.153%, (LIBOR 3M + 0.840%), 1/22/2019[f]	80,702
70,000	2.249%, (LIBOR 3M + 0.930%), 12/14/2020[f]	71,239
	UBS Group Funding Jersey, Ltd.
216,000	3.000%, 4/15/2021[h]	218,924
	UnitedHealth Group, Inc.
70,000	3.350%, 7/15/2022	73,082
	USB Realty Corporation
1,090,000	2.451%, (LIBOR 3M + 1.147%), 1/15/2022[f,h,i]	955,112
	Voya Financial, Inc.
59,000	2.900%, 2/15/2018	59,256
	Wachovia Capital Trust II
220,000	1.804%, (LIBOR 3M + 0.500%), 1/15/2027[f]	206,800
	Wells Fargo & Company
210,000	2.150%, 1/30/2020	210,537
205,000	2.100%, 7/26/2021	203,053
110,000	2.625%, 7/22/2022	110,181
216,000	2.423%, (LIBOR 3M + 1.110%), 1/24/2023[f]	219,727
250,000	2.541%, (LIBOR 3M + 1.230%), 10/31/2023[f]	255,662
	Welltower, Inc.
162,000	4.950%, 1/15/2021	173,801
	Westpac Banking Corporation
275,000	2.166%, (LIBOR 3M + 0.850%), 8/19/2021[f]	278,008
	XL Group plc
620,000	3.761%, (LIBOR 3M + 2.458%), 11/2/2017[f,i]	558,775

	Total	47,091,607

Foreign Government (3.7%)
	Argentina Government International Bond
457,000	6.875%, 4/22/2021	497,673
292,000	5.625%, 1/26/2022	306,308
568,000	7.500%, 4/22/2026	637,580
233,000	6.875%, 1/26/2027	251,640
525,482	8.280%, 12/31/2033	610,873
174,000	7.125%, 7/6/2036	182,439
436,680	2.500%, 12/31/2038[g]	310,043
203,000	7.625%, 4/22/2046	225,330
	Brazil Government International Bond
409,000	4.875%, 1/22/2021	437,646
610,000	2.625%, 1/5/2023	584,838
233,000	6.000%, 4/7/2026	258,630
300,000	7.125%, 1/20/2037	356,250
360,000	5.000%, 1/27/2045	335,052
140,000	5.625%, 2/21/2047	141,400
	Colombia Government International Bond
300,000	4.375%, 7/12/2021	320,100
285,000	2.625%, 3/15/2023	279,656
250,000	4.000%, 2/26/2024	260,500
75,000	3.875%, 4/25/2027	76,200
110,000	7.375%, 9/18/2037	145,090
334,000	5.625%, 2/26/2044	373,412

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
148

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (48.7%)	Value
Foreign Government (3.7%) - continued
$360,000	5.000%, 6/15/2045	$370,350
	Croatia Government International Bond
60,000	6.750%, 11/5/2019[h]	65,016
354,000	6.625%, 7/14/2020[h]	389,777
180,000	6.000%, 1/26/2024[h]	205,558
	Hungary Government International Bond
496,000	5.750%, 11/22/2023	574,760
492,000	5.375%, 3/25/2024	562,725
	Indonesia Government International Bond
376,000	4.875%, 5/5/2021[h]	405,244
83,000	3.750%, 4/25/2022[h]	86,124
293,000	3.375%, 4/15/2023[h]	297,893
377,000	5.875%, 1/15/2024[h]	432,179
74,000	4.125%, 1/15/2025[h]	77,661
252,000	4.750%, 1/8/2026[h]	274,762
294,000	8.500%, 10/12/2035[h]	436,058
139,000	6.750%, 1/15/2044[h]	185,695
588,000	5.125%, 1/15/2045[h]	649,698
	Mexico Government International Bond
138,000	5.750%, 10/12/2110	147,936
416,000	4.000%, 10/2/2023	439,795
410,000	3.600%, 1/30/2025	420,250
382,000	4.125%, 1/21/2026	402,437
180,000	4.150%, 3/28/2027	189,189
120,000	6.750%, 9/27/2034	157,320
136,000	6.050%, 1/11/2040	163,200
400,000	4.750%, 3/8/2044	412,200
236,000	5.550%, 1/21/2045	271,282
196,000	4.600%, 1/23/2046	197,960
200,000	4.350%, 1/15/2047	194,500
	Panama Government International Bond
180,000	4.000%, 9/22/2024	192,150
260,000	3.750%, 3/16/2025	271,700
82,000	9.375%, 4/1/2029	123,615
242,000	6.700%, 1/26/2036	320,045
	Peru Government International Bond
100,000	5.625%, 11/18/2050	126,250
358,000	8.750%, 11/21/2033	563,492
	Philippines Government International Bond
219,000	4.000%, 1/15/2021	232,272
257,000	7.750%, 1/14/2031	373,968
155,000	6.375%, 10/23/2034	208,548
108,000	5.000%, 1/13/2037	127,522
216,000	3.950%, 1/20/2040	223,699
	Romania Government International Bond
242,000	4.375%, 8/22/2023[h]	259,445
130,000	4.875%, 1/22/2024[h]	143,351
58,000	6.125%, 1/22/2044[h]	73,671
	Russia Government International Bond
990,000	5.000%, 4/29/2020[h]	1,049,400
336,000	4.875%, 9/16/2023[h]	365,891
200,000	4.750%, 5/27/2026[h]	212,000
262,600	7.500%, 3/31/2030[h]	309,041
381,000	5.625%, 4/4/2042[h]	423,009
	South Africa Government International Bond
55,000	5.500%, 3/9/2020	58,494

Principal Amount	Long-Term Fixed Income (48.7%)	Value
Foreign Government (3.7%) - continued
$247,000	5.875%, 5/30/2022	$271,190
230,000	4.875%, 4/14/2026	231,943
258,000	4.300%, 10/12/2028	243,042
	Turkey Government International Bond
224,000	7.000%, 6/5/2020	244,586
485,000	5.125%, 3/25/2022	507,833
253,000	6.250%, 9/26/2022	277,498
353,000	5.750%, 3/22/2024	375,000
500,000	4.250%, 4/14/2026	480,330
245,000	4.875%, 10/9/2026	243,368
352,000	6.875%, 3/17/2036	397,144
228,000	6.750%, 5/30/2040	253,265
232,000	4.875%, 4/16/2043	206,015
350,000	6.625%, 2/17/2045	386,260

	Total	24,375,266

Mortgage-Backed Securities (7.5%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
2,950,000	3.000%, 10/1/2032[c]	3,030,994
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
8,150,000	4.000%, 10/1/2047[c]	8,578,511
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
2,200,000	3.500%, 11/1/2046[c]	2,263,035
6,650,000	3.000%, 10/1/2047[c]	6,668,184
17,075,000	3.500%, 10/1/2047[c]	17,595,921
10,350,000	4.000%, 10/1/2047[c]	10,893,375

	Total	49,030,020

Technology (1.8%)
	Alliance Data Systems Corporation
420,000	5.375%, 8/1/2022[h]	432,600
	Apple, Inc.
217,000	2.850%, 5/6/2021	222,933
216,000	1.659%, (LIBOR 3M + 0.350%), 5/11/2022[f]	217,331
	Baidu, Inc.
109,000	3.000%, 6/30/2020	110,489
	Broadcom Corporation
216,000	2.375%, 1/15/2020[h]	217,160
	CommScope Technologies Finance, LLC
580,000	6.000%, 6/15/2025[h]	619,875
	Cypress Semiconductor Corporation Convertible
256,000	4.500%, 1/15/2022	334,240
	Diamond 1 Finance Corporation
95,000	3.480%, 6/1/2019[h]	96,817
216,000	5.450%, 6/15/2023[h]	236,902
	Equinix, Inc.
675,000	5.750%, 1/1/2025	726,469
	Fidelity National Information Services, Inc.
40,000	3.625%, 10/15/2020	41,645
275,000	2.250%, 8/15/2021	273,083
	First Data Corporation
510,000	5.375%, 8/15/2023[h]	533,460
	Hewlett Packard Enterprise Company
268,000	3.600%, 10/15/2020	277,741

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
149

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (48.7%)	Value
Technology (1.8%) - continued
	Intel Corporation
$160,000	1.700%, 5/19/2021	$158,436
70,000	3.100%, 7/29/2022	72,787
	Intel Corporation, Convertible
520,000	3.493%, 12/15/2035[g]	739,700
	Lumentum Holdings, Inc., Convertible
174,000	0.250%, 3/15/2024[h]	199,339
	Microchip Technology, Inc., Convertible
520,000	1.625%, 2/15/2027[h]	631,475
	Micron Technology, Inc., Convertible
295,000	2.375%, 5/1/2032	1,208,394
450,000	3.000%, 11/15/2043	621,844
	Microsoft Corporation
216,000	2.400%, 2/6/2022	218,548
	NetApp, Inc.
164,000	2.000%, 9/27/2019	163,921
	NXP BV
565,000	3.875%, 9/1/2022[h]	589,013
	NXP Semiconductors NV, Convertible
695,000	1.000%, 12/1/2019	840,081
	Oracle Corporation
60,000	2.500%, 5/15/2022	60,778
	Plantronics, Inc.
800,000	5.500%, 5/31/2023[h]	830,000
	Sensata Technologies BV
725,000	4.875%, 10/15/2023[h]	762,156
	Texas Instruments, Inc.
60,000	1.750%, 5/1/2020	59,788
	VMware, Inc.
108,000	2.300%, 8/21/2020	108,296

	Total	11,605,301

Transportation (0.4%)
	American Airlines Pass Through Trust
62,735	4.950%, 1/15/2023	67,210
	Avis Budget Car Rental, LLC
395,000	5.125%, 6/1/2022[h]	400,431
	Delta Air Lines, Inc.
37,907	4.950%, 5/23/2019	39,135
162,000	2.875%, 3/13/2020	163,798
	J.B. Hunt Transport Services, Inc.
70,000	3.300%, 8/15/2022	71,720
	Trinity Industries, Inc., Convertible
266,000	3.875%, 6/1/2036	356,606
	United Airlines Pass Through Trust
70,000	3.700%, 12/1/2022	72,275
	United Continental Holdings, Inc.
845,000	4.250%, 10/1/2022	851,337
	XPO Logistics, Inc.
705,000	6.500%, 6/15/2022[h]	740,250

	Total	2,762,762

Utilities (0.9%)
	Alabama Power Company
108,000	2.450%, 3/30/2022	108,023
	Ameren Corporation
70,000	2.700%, 11/15/2020	70,908
	Calpine Corporation
560,000	6.000%, 1/15/2022[h]	579,600
420,000	5.375%, 1/15/2023	409,038
	CenterPoint Energy, Inc.
110,000	2.500%, 9/1/2022	109,887

Principal Amount	Long-Term Fixed Income (48.7%)	Value
Utilities (0.9%) - continued
	Consolidated Edison, Inc.
$108,000	2.000%, 3/15/2020	$108,036
	Dominion Energy, Inc.
200,000	1.600%, 8/15/2019	198,689
216,000	2.579%, 7/1/2020	217,489
	Duke Energy Corporation
216,000	2.400%, 8/15/2022	214,399
	Dynegy, Inc.
700,000	7.375%, 11/1/2022	731,500
	Edison International
108,000	2.125%, 4/15/2020	107,982
	Emera U.S. Finance, LP
116,000	2.150%, 6/15/2019	116,034
	Exelon Generation Company, LLC
88,000	5.200%, 10/1/2019	93,321
162,000	2.950%, 1/15/2020	164,844
	FirstEnergy Corporation
163,000	2.850%, 7/15/2022	163,323
	Fortis, Inc.
180,000	2.100%, 10/4/2021	176,686
	NextEra Energy Capital Holdings, Inc.
95,000	2.300%, 4/1/2019	95,476
	NiSource Finance Corporation
216,000	5.450%, 9/15/2020	235,151
	NRG Energy, Inc.
390,000	6.625%, 3/15/2023	403,163
	PPL Capital Funding, Inc.
260,000	3.500%, 12/1/2022	269,832
	PSEG Power, LLC
100,000	3.000%, 6/15/2021	101,805
	Southern Company
200,000	1.850%, 7/1/2019	199,877
108,000	2.350%, 7/1/2021	107,373
	TransCanada Trust
545,000	5.875%, 8/15/2076	591,325

	Total	5,573,761

	Total Long-Term Fixed Income (cost $305,820,057)	317,510,966

Shares	Common Stock (27.4%)	Value
Consumer Discretionary (3.8%)
4,159	Amazon.com, Inc.[k]	3,998,255
38,006	American Axle & Manufacturing Holdings, Inc.[k]	668,146
1,700	AOKI Holdings, Inc.	22,314
5,900	Bandai Namco Holdings, Inc.	202,693
6,544	Barratt Developments plc	53,911
8,558	Berkeley Group Holdings plc	426,502
2,176	Breville Group, Ltd.	19,353
13,900	Bridgestone Corporation	631,112
4,678	Burlington Stores, Inc.[k]	446,562
411	Charter Communications, Inc.[k]	149,366
748	Cie Generale des Etablissements Michelin	109,134
66,331	Comcast Corporation	2,552,417
12,000	Denso Corporation	607,325
7,899	Dollar Tree, Inc.[k]	685,791
15,514	Eutelsat Communications	459,254
9,100	General Motors Company	367,458
4,800	Heiwa Corporation	95,117
37,800	Honda Motor Company, Ltd.	1,116,632
4,237	Hugo Boss AG	373,859
508	i-CABLE Communications, Ltd.[c,k]	17
17,000	Inchcape plc	196,628

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
150

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (27.4%)	Value
Consumer Discretionary (3.8%) - continued
1,330	Ipsos SA	$46,034
3,112	JM AB	97,905
413	Linamar Corporation	25,202
15,795	Marks and Spencer Group plc	74,784
4,555	Netflix, Inc.[k]	826,049
10,430	Newell Brands, Inc.	445,048
1,403	Nexity SA	85,734
2,358	Next plc	166,221
19,338	NIKE, Inc.	1,002,675
106,000	Nissan Motor Company, Ltd.	1,050,102
6,900	Nutrisystem, Inc.	385,710
13,961	Peugeot SA	332,342
872	Priceline Group, Inc.[k]	1,596,475
10,690	Restaurant Brands International, Inc.	682,877
1,700	Sangetsu Company, Ltd.	29,224
9,144	Six Flags Entertainment Corporation	557,235
208	SSP Group plc	1,499
19,785	Starbucks Corporation	1,062,652
10,500	Sumitomo Rubber Industries, Ltd.	192,719
29,862	Time, Inc.	403,137
14,440	Toll Brothers, Inc.	598,827
2,500	Toyoda Gosei Company, Ltd.	59,081
7,400	TV Asahi Holdings Corporation	147,759
16,153	Walt Disney Company	1,592,201
3,188	Wolters Kluwer NV	147,333
4,300	Yokohama Rubber Company, Ltd.	88,679

	Total	24,879,350

Consumer Staples (1.4%)
21,965	Altria Group, Inc.	1,393,020
2,400	Arcs Company, Ltd.	54,127
3,064	Coca-Cola Amatil, Ltd.	18,599
41,504	Cott Corporation	622,975
368	Ebro Foods SA	8,720
3,236	ForFarmers BV	42,071
5,750	Grieg Seafood ASA	56,624
1,348	Henkel AG & Company KGaA	164,146
1,000	Kesko Oyj	53,647
3,000	Kewpie Corporation	72,379
2,700	Lawson, Inc.	178,793
7	Lindt & Spruengli AG	39,939
800	Ministop Company, Ltd.	15,538
25,419	Philip Morris International, Inc.	2,821,763
1,700	Seven & I Holdings Company, Ltd.	65,679
31,696	Unilever NV	1,873,570
28,616	Unilever plc	1,656,273
36,000	Want Want China Holdings, Ltd.	25,364

	Total	9,163,227

Energy (1.5%)
2,438	Arch Coal, Inc.	174,902
240,748	BP plc	1,542,229
3,232	Contura Energy, Inc.	191,593
53,468	Halliburton Company	2,461,132
9,901	OMV AG	577,227
13,709	Parsley Energy, Inc.[k]	361,095
15,120	Pioneer Natural Resources Company	2,230,805
14,543	Repsol SA	268,381
9,027	Royal Dutch Shell plc	273,404
3,220	Royal Dutch Shell plc, Class A	97,314
20,777	Royal Dutch Shell plc, Class B	639,642
5,881	Statoil ASA	118,235
3,845	TGS Nopec Geophysical Company ASA	91,678
9,102	Total SA	488,724
9,102	Total SA Rights[d,k]	699

Shares	Common Stock (27.4%)	Value
Energy (1.5%) - continued
39,064	WPX Energy, Inc.[k]	$449,236

	Total	9,966,296

Financials (4.6%)
2,801	Aareal Bank AG	118,738
8,745	ABN AMRO Group NVh	261,861
16,040	Aegon NV	93,497
2,058	Affiliated Managers Group, Inc.	390,670
204,638	Apollo Investment Corporation	1,250,338
118,052	Ares Capital Corporation	1,934,872
2,244	ASX, Ltd.	92,489
20,376	Australia & New Zealand Banking Group, Ltd.	474,630
64,670	Aviva plc	446,348
57,626	Banco Bilbao Vizcaya Argentaria SA	515,196
16,569	Bank of America Corporation	419,858
11,249	Bank of Nova Scotia	723,037
11,946	Bank of the Ozarks, Inc.	574,005
4,956	CI Financial Corporation	108,395
26,638	Citigroup, Inc.	1,937,648
3,601	Close Brothers Group plc	71,209
17,315	CNP Assurances	405,917
5,600	Concordia Financial Group, Ltd.	27,697
6,434	Danske Bank AS	257,833
64,238	Direct Line Insurance Group plc	313,166
38,650	E*TRADE Financial Corporation[k]	1,685,527
16,044	Encore Capital Group, Inc.[k]	710,749
1,406	Euronext NVh	85,595
62,505	FlexiGroup, Ltd.	76,403
3,622	FNF Group	171,900
6,489	Genworth MI Canada, Inc.[l]	192,577
7,400	Goldman Sachs Group, Inc.	1,755,206
122,109	Golub Capital BDC, Inc.	2,298,091
4,367	Hannover Rueckversicherung SE	526,691
3,948	Hargreaves Lansdown plc	78,341
2,600	Hokuhoku Financial Group, Inc.	41,850
200,713	HSBC Holdings plc	1,984,212
6,959	ING Groep NV	128,270
2,321	Intact Financial Corporation	191,725
3,659	Interactive Brokers Group, Inc.	164,801
16,960	Intercontinental Exchange, Inc.	1,165,152
31,797	KeyCorp	598,420
2,686	Macquarie Group, Ltd.	192,307
6,800	Meta Financial Group, Inc.	533,120
17,752	MetLife, Inc.	922,216
13,000	Mitsubishi UFJ Financial Group, Inc.	84,524
146,300	Mizuho Financial Group, Inc.	256,470
452	Muenchener Rueckversicherungs-Gesellschaft AG	96,739
7,429	National Bank of Canada	357,533
17,003	Nordea Bank AB	230,854
56,195	Old Mutual plc	146,387
3,136	Pargesa Holding SA	260,938
4,257	Plus500, Ltd.	51,168
7,328	Power Corporation of Canada	186,232
43,570	Santander Consumer USA Holdings Inc.[k]	669,671
4,593	Schroders plc	206,624
7,913	SCOR SE	331,861
28,400	Senshu Ikeda Holdings, Inc.	109,406
7,875	Societe Generale	461,483
48,070	Synchrony Financial	1,492,574
2,308	Talanx AG	93,380
3,820	TD Ameritrade Holding Corporation	186,416
275	TMX Group, Ltd.	15,538

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
151

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (27.4%)	Value
Financials (4.6%) - continued
387	Vienna Insurance Group AG Wiener Versicherung Gruppe	$11,434
11,491	Zions Bancorporation	542,145
55	Zurich Insurance Group AG	16,807

	Total	29,728,741

Health Care (3.0%)
13,290	Acadia Healthcare Company, Inc.[k]	634,730
999	Ansell, Ltd.	17,506
5,378	Anthem, Inc.	1,021,175
49,100	Astellas Pharmaceutical, Inc.	624,922
14,267	Celgene Corporation[k]	2,080,414
6,220	CIGNA Corporation	1,162,767
1,993	Danaher Corporation	170,959
20,486	GlaxoSmithKline plc ADR	831,732
13,972	Hologic, Inc.[k]	512,633
346	Le Noble Age SA	23,068
24,154	Medtronic plc	1,878,456
6,645	Merck KGaA	740,071
17,873	Novartis AG	1,533,056
37,632	Novo Nordisk AS	1,809,299
2,887	Teleflex, Inc.	698,567
19,902	UnitedHealth Group, Inc.	3,897,807
3,802	Waters Corporation[k]	682,535
10,030	Zimmer Biomet Holdings, Inc.	1,174,413

	Total	19,494,110

Industrials (2.7%)
8,308	Adecco SA	647,231
2,200	Asahi Glass Company, Ltd.	81,715
8,556	Atlas Copco AB	332,381
31,000	CK Hutchison Holdings, Ltd.	397,057
21,760	CSX Corporation	1,180,698
10,470	Cummins, Inc.	1,759,274
2,500	Dai Nippon Printing Company, Ltd.	59,953
17,780	Delta Air Lines, Inc.	857,352
3,803	Deutsche Lufthansa AG	105,757
21,910	Eaton Corporation plc	1,682,469
2,561	Ferguson plc	168,025
1,692	Finning International, Inc.	38,688
30,000	GWA Group, Ltd.	61,642
2,200	Hitachi Transport System, Ltd.	50,984
9,834	Illinois Tool Works, Inc.	1,455,039
3,600	Inaba Denki Sangyo Company, Ltd.	149,423
49,000	ITOCHU Corporation	802,854
1,500	KITZ Corporation	12,238
1,635	Loomis AB	64,979
8,200	Marubeni Corporation	56,057
8,536	Masonite International Corporation[k]	590,691
20,025	Meggitt plc	139,869
4,213	Middleby Corporation[k]	539,980
5,000	Mitsuboshi Belting, Ltd.	60,350
18,992	Monadelphous Group, Ltd.	234,587
11,657	National Express Group plc	55,280
9,700	Nitto Kogyo Corporation	171,592
3,555	Northgate plc	20,663
7,050	Oshkosh Corporation	581,907
19,082	PageGroup plc	127,436
11,450	RELX NV	243,580
664	Rockwool International AS	180,290
11,810	Saia, Inc.[k]	739,896
1,042	Schindler Holding AG, Participation Certificate	230,278
4,813	Siemens AG	679,156
25,596	SKF AB	558,825
8,394	Smiths Group plc	177,529

Shares	Common Stock (27.4%)	Value
Industrials (2.7%) - continued
39,200	Sojitz Corporation	$108,468
1,540	Spirax-Sarco Engineering plc	114,095
1,135	Sulzer, Ltd.	134,088
1,400	Taikisha, Ltd.	38,615
15,783	Team, Inc.[k]	210,703
8,100	Teijin, Ltd.	159,804
3,800	Toppan Forms Company, Ltd.	40,333
2,589	Transcontinental, Inc.	53,513
4,000	Tsubakimoto Chain Company	31,969
6,580	Vinci SA	625,183
3,570	WABCO Holdings, Inc.[k]	528,360
2,048	WSP Global, Inc.	85,203
8,185	YIT Oyj	66,976
1,600	Yuasa Trading Company, Ltd.	56,558

	Total	17,549,593

Information Technology (4.5%)
2,526	Alliance Data Systems Corporation	559,635
1,780	Alphabet, Inc., Class Ak	1,733,222
1,554	Alphabet, Inc., Class Ck	1,490,457
3,988	Altaba, Inc.[k]	264,165
4	Alten SA	362
30,660	Apple, Inc.	4,725,319
672	BKW FMB Energie	40,371
5,100	Canon, Inc.	174,527
7,209	Capgemini SA	845,068
2,996	Capital Power Corporation	59,236
26,604	Ciena Corporation[k]	584,490
44,541	Cisco Systems, Inc.	1,497,914
8,810	Dolby Laboratories, Inc.	506,751
4,811	F5 Networks, Inc.[k]	580,014
12,290	Facebook, Inc.[k]	2,099,992
21,334	Finisar Corporation[k]	472,975
11,200	FUJIFILM Holdings NPV	435,135
18,999	Juniper Networks, Inc.	528,742
19,900	Konica Minolta Holdings, Inc.	163,502
1,120	Kulicke and Soffa Industries, Inc.[k]	24,158
3,010	Lam Research Corporation	556,970
21,970	Microsoft Corporation	1,636,545
4,800	NEC Networks & System Integration Corporation	114,677
13,613	New Relic, Inc.[k]	677,927
5,447	NVIDIA Corporation	973,760
7,473	NXP Semiconductors NVk	845,122
35,250	PayPal Holdings, Inc.[k]	2,257,058
7,820	Red Hat, Inc.[k]	866,925
9,510	Salesforce.com, Inc.[k]	888,424
1,504	SMA Solar Technology AGl	59,008
19,560	Twitter, Inc.[k]	329,977
25,590	Visa, Inc.	2,693,092
12,902	Xilinx, Inc.	913,849

	Total	29,599,369

Materials (1.0%)
2,700	Adeka Corporation	49,270
3,756	APERAM	196,833
1,460	Ashland Global Holdings, Inc.	95,469
4,586	BHP Billiton plc	80,924
15,818	BHP Billiton, Ltd.	320,786
3,700	Crown Holdings, Inc.[k]	220,964
21,700	Daicel Corporation	261,653
1,403	Eagle Materials, Inc.	149,700
13,347	Evonik Industries AG	477,187
2,690	FMC Corporation	240,244
9,808	Granges AB	112,417
4,200	JSR Corporation	79,858

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
152

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (27.4%)	Value
Materials (1.0%) - continued
5,000	Kaneka Corporation	$38,850
19,500	Kuraray Company, Ltd.	364,841
11,000	Kyoei Steel, Ltd.	171,657
2,379	Mondi plc	63,960
3,324	Neenah Paper, Inc.	284,368
500	Nippon Shokubai Company, Ltd.	35,342
60,505	Norsk Hydro ASA	441,492
13,000	Oji Holdings Corporation	70,195
3,080	Packaging Corporation of America	353,214
2,300	Rengo Company, Ltd.	13,691
1,726	Rio Tinto, Ltd.	90,468
3,770	Sensient Technologies Corporation	289,988
4,405	Solvay SA	658,538
100	Sumitomo Seika Chemicals Company, Ltd.	4,783
6,300	Toagosei Company, Ltd.	84,455
25,873	UPM-Kymmene Oyj	701,959
5,527	Valvoline, Inc.	129,608
18,185	Verso Corporation[k]	92,562
1,600	Yamato Kogyo Company, Ltd.	43,369

	Total	6,218,645

Real Estate (4.0%)
2,300	Acadia Realty Trust	65,826
1,150	Agree Realty Corporation	56,442
8,355	Alexandria Real Estate Equities, Inc.	993,994
6,743	Alstria Office REIT AG	96,391
1,000	American Assets Trust, Inc.	39,770
3,000	American Campus Communities, Inc.	132,450
6,550	American Homes 4 Rent	142,201
4,547	American Tower Corporation	621,484
4,300	Apartment Investment & Management Company	188,598
5,100	Apple Hospitality REIT, Inc.	96,441
700	Armada Hoffler Properties, Inc.	9,667
2,577	Artis Real Estate Investment Trust	27,304
3,000	AvalonBay Communities, Inc.	535,260
1,880	Bluerock Residential Growth REIT, Inc.	20,793
5,127	Boston Properties, Inc.	630,006
4,100	Brandywine Realty Trust	71,709
23,751	British Land Company plc	191,758
8,287	Brixmor Property Group, Inc.	155,796
9,171	Camden Property Trust	838,688
1,201	Chesapeake Lodging Trust	32,391
700	City Office REIT, Inc.	9,639
11,795	Colony NorthStar, Inc.	148,145
1,900	Colony Starwood Homes	69,103
1,100	Columbia Property Trust, Inc.	23,947
2,500	CoreCivic, Inc.	66,925
750	CoreSite Realty Corporation	83,925
2,300	Corporate Office Properties Trust	75,509
8,290	Cousins Properties, Inc.	77,429
3,727	Crown Castle International Corporation	372,625
5,100	CubeSmart	132,396
1,950	CyrusOne, Inc.	114,914
200	Daito Trust Construction Company, Ltd.	36,437
2,500	DCT Industrial Trust, Inc.	144,800
7,400	DDR Corporation	67,784
48,100	DEXUS Property Group	358,942
4,218	DiamondRock Hospitality Company	46,187
4,762	Digital Realty Trust, Inc.	563,487
3,000	Douglas Emmett, Inc.	118,260
30,960	Duke Realty Corporation	892,267

Shares	Common Stock (27.4%)	Value
Real Estate (4.0%) - continued
254	EastGroup Properties, Inc.	$22,382
1,400	Education Realty Trust, Inc.	50,302
1,856	Empire State Realty Trust, Inc.	38,122
1,566	EPR Properties	109,213
2,362	Equinix, Inc.	1,054,161
2,800	Equity Commonwealth[k]	85,120
2,000	Equity Lifestyle Properties, Inc.	170,160
10,890	Equity Residential	717,978
1,630	Essex Property Trust, Inc.	414,069
3,100	Extra Space Storage, Inc.	247,752
1,700	Federal Realty Investment Trust	211,157
3,400	First Industrial Realty Trust, Inc.	102,306
5,442	Forest City Realty Trust, Inc.	138,825
2,200	Franklin Street Properties Corporation	23,364
4,200	Gaming and Leisure Properties, Inc.	154,938
40,227	General Growth Properties, Inc.	835,515
2,850	GEO Group, Inc.	76,665
4,280	Gramercy Property Trust	129,470
4,289	H&R Real Estate Investment Trust	74,041
33,000	Hang Lung Properties, Ltd.	78,567
9,900	HCP, Inc.	275,517
3,750	Healthcare Realty Trust, Inc.	121,275
5,000	Healthcare Trust of America, Inc.	149,000
3,400	Highwoods Properties, Inc.	177,106
3,700	Hospitality Properties Trust	105,413
17,411	Host Hotels & Resorts, Inc.	321,929
3,850	Hudson Pacific Properties, Inc.	129,091
54,000	Hysan Development Company, Ltd.	254,775
3,300	Invitation Homes, Inc.	74,745
5,300	Iron Mountain, Inc.	206,170
3,020	JBG SMITH Properties[k]	103,314
2,300	Kilroy Realty Corporation	163,576
8,944	Kimco Realty Corporation	174,855
1,400	Kite Realty Group Trust	28,350
1,569	Lamar Advertising Company	107,524
2,400	LaSalle Hotel Properties	69,648
3,400	Liberty Property Trust	139,604
1,091	Life Storage, Inc.	89,255
3,250	Macerich Company	178,652
2,000	Mack-Cali Realty Corporation	47,420
7,300	Medical Properties Trust, Inc.	95,849
250	MGM Growth Properties, LLC	7,553
2,599	Mid-America Apartment Communities, Inc.	277,781
1,500	National Health Investors, Inc.	115,935
4,500	National Retail Properties, Inc.	187,470
653	National Storage Affiliates Trust	15,829
320	NexPoint Residential Trust, Inc.	7,594
3,450	Omega Healthcare Investors, Inc.	110,090
2,800	Outfront Media, Inc.	70,504
1,218	Paramount Group, Inc.	19,488
2,540	Park Hotels & Resorts, Inc.	70,002
1,400	Pebblebrook Hotel Trust	50,596
7,250	Physicians Realty Trust	128,543
900	Piedmont Office Realty Trust, Inc.	18,144
17,453	Prologis, Inc.	1,107,567
4,382	Public Storage, Inc.	937,704
1,123	QTS Realty Trust, Inc.	58,800
2,060	Quality Care Properties, Inc.[k]	31,930
1,700	Ramco-Gershenson Properties Trust	22,117
5,443	Realty Income Corporation	311,285
4,060	Regency Centers Corporation	251,882
2,500	Retail Opportunity Investments Corporation	47,525
4,100	Retail Properties of America, Inc.	53,833

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
153

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (27.4%)	Value
Real Estate (4.0%) - continued
4,882	RLJ Lodging Trust	$107,404
17,000	Road King Infrastructure, Ltd.	27,465
1,000	Ryman Hospitality Properties	62,490
4,780	Sabra Health Care REIT, Inc.	104,873
3,675	Senior Housing Property Trust	71,846
9,572	Simon Property Group, Inc.	1,541,188
2,300	SL Green Realty Corporation	233,036
9,800	Spirit Realty Capital, Inc.	83,986
700	STAG Industrial, Inc.	19,229
85,004	Stockland	287,067
4,956	Store Capital Corporation	123,256
4,298	Summit Hotel Properties, Inc.	68,725
1,950	Sun Communities, Inc.	167,076
14,000	Sun Hung Kai Properties, Ltd.	228,063
4,955	Sunstone Hotel Investors, Inc.	79,627
5,500	Swire Pacific, Ltd.	53,545
3,529	TAG Immobilien AG	59,366
1,879	Tanger Factory Outlet Centers, Inc.	45,885
1,500	Taubman Centers, Inc.	74,550
5,900	UDR, Inc.	224,377
2,000	Urban Edge Properties	48,240
500	Urstadt Biddle Properties, Inc.	10,850
8,050	Ventas, Inc.	524,296
22,209	VEREIT, Inc.	184,113
6,040	Vornado Realty Trust	464,355
2,400	Washington Prime Group, Inc.	19,992
500	Washington REIT	16,380
2,700	Weingarten Realty Investors	85,698
8,089	Welltower, Inc.	568,495
40,700	Wing Tai Holdings, Ltd.	64,879
1,500	WP Carey, Inc.	101,085
2,500	Xenia Hotels & Resorts, Inc.	52,625

	Total	25,803,099

Telecommunications Services (0.5%)
4,397	Freenet AG	147,152
120,060	KCOM Group plc	159,271
12,000	Nippon Telegraph & Telephone Corporation	549,849
58,100	NTT DOCOMO, Inc.	1,327,979
4,592	Proximus SA	158,303
15,582	TDC AS	91,382
12,200	Telefonica Deutschland Holding AG	68,559
39,387	Telenor ASA	834,397

	Total	3,336,892

Utilities (0.4%)
2,677	Canadian Utilities, Ltd.	83,137
17,000	Chubu Electric Power Company, Inc.	211,273
700	Electric Power Development Company, Ltd.	17,584
42,723	Electricidade de Portugal SA	161,095
416	Elia System Operator SA	24,098
24,475	MDU Resources Group, Inc.	635,126
13,815	New Jersey Resources Corporation	582,302
27,900	Osaka Gas Company, Ltd.	518,562
29,034	Redes Energeticas Nacionais SGPS SA	94,620
2,148	Verbund AG	50,661

	Total	2,378,458

	Total Common Stock (cost $156,845,936)	178,117,780

Shares	Registered Investment Companies (3.4%)	Value
Affiliated Fixed Income Holdings (1.5%)
990,431	Thrivent Core Emerging Market Debt Fund	$9,795,361

	Total	9,795,361

Equity Funds/Exchange Traded Funds (1.7%)
256,500	Alerian MLP ETF	2,877,930
5,190	iShares MSCI EAFE Index Fund	355,411
56,722	Materials Select Sector SPDR Fund	3,221,810
4,828	Powershares S&P SmallCap Information Technology Portfolio	381,895
41,449	Utilities Select Sector SPDR Fund	2,198,869
25,000	Vanguard High Dividend Yield ETF	2,026,750

	Total	11,062,665

Fixed Income Funds/Exchange Traded Funds (0.2%)
500	iShares J.P. Morgan USD Emerging Markets Bond ETF	58,210
14,825	Vanguard Short-Term Corporate Bond ETF	1,187,927

	Total	1,246,137

	Total Registered Investment Companies (cost $22,224,116)	22,104,163

Shares	Preferred Stock (2.3%)	Value
Consumer Non-Cyclical (0.1%)
31,200	CHS, Inc., 7.100%[i]	905,112

	Total	905,112

Consumer Staples (0.3%)
6,085	Bunge, Ltd., Convertible, 4.875%[i]	632,927
26,000	CHS, Inc., 6.750%[i]	716,300
6,299	Henkel AG & Company KGaA, 1.620%	858,187

	Total	2,207,414

Energy (0.1%)
2,401	Alpha Natural Resources, Inc., 0.000%[k]	55,223
2,401	ANR Holdings, Inc., 0.000%[k]	14,886
8,500	NuStar Logistics, LP, 7.625%	215,560

	Total	285,669

Financials (1.5%)
6,475	Agribank FCB, 6.875%[i]	715,487
39,710	Annaly Capital Management, Inc., 7.500%[i]	1,007,443
37,225	Citigroup, Inc., 6.875%[i]	1,079,153
26,020	Citigroup, Inc., 7.681%[f]	722,835
8,650	Cobank ACB, 6.250%*,i	927,443
9,874	Federal National Mortgage Association, 0.000%[i,k]	68,822
46,050	GMAC Capital Trust I, 7.100%[f]	1,215,720
30,800	Goldman Sachs Group, Inc., 5.500%[i]	839,300
22,200	Morgan Stanley, 7.125%[i]	651,348
5,825	PNC Financial Services Group, Inc., 6.125%[i]	167,236
28,000	U.S. Bancorp, 6.500%[i]	816,200
1,254	Wells Fargo & Company, Convertible, 7.500%[i]	1,649,010

	Total	9,859,997

Health Care (0.2%)
975	Allergan plc, Convertible, 5.500%	714,797

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
154

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Preferred Stock (2.3%)	Value
Health Care (0.2%) - continued
8,355	Becton Dickinson and Company, Convertible, 6.125%	$461,697

	Total	1,176,494

Industrials (0.1%)
4,060	Stanley Black & Decker, Inc., Convertible, 5.375%	465,479

	Total	465,479

	Total Preferred Stock (cost $14,049,220)	14,900,165

Shares	Collateral Held for Securities Loaned (<0.1%)	Value
182,365	Thrivent Cash Management Trust	182,365

	Total Collateral Held for Securities Loaned (cost $182,365)	182,365

Shares or Principal Amount	Short-Term Investments (14.9%)[m]	Value
	Federal Home Loan Bank Discount Notes
200,000	1.020%, 10/6/2017[n]	199,978
100,000	1.030%, 11/7/2017[n]	99,900
100,000	1.035%, 11/17/2017[n]	99,872
1,300,000	1.040%, 12/22/2017[n]	1,296,958
	Thrivent Core Short-Term Reserve Fund
9,517,305	1.340%	95,173,047

	Total Short-Term Investments (cost $96,869,649)	96,869,755

	Total Investments (cost $683,337,381) 110.0%	$716,529,074

	Other Assets and Liabilities, Net (10.0%)	(65,135,295)

	Total Net Assets 100.0%	$651,393,779

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d

Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the Notes to Financial Statements.

e

Denotes payment-in-kind security. The security paid an interest or dividend payment with additional fixed income or equity securities in lieu of, or in addition to a cash payment. The cash rate and/or payment-in-kind rate shown are as of 9/29/2017.

f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 29, 2017.
g

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 29, 2017.

h

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of September 29, 2017, the value of these investments was $77,777,925 or 11.9% of total net assets.

i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
j

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

k	Non-income producing security.
l	All or a portion of the security is on loan.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Diversified Income Plus Portfolio as of September 29, 2017 was $21,553,320 or 3.3% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of September 29, 2017.

Security	Acquisition Date	Cost
AJAX Mortgage Loan Trust, 4/25/2057	5/19/2017	$895,248
ALM XI Ltd., 10/17/2026	4/28/2017	1,100,000
Angel Oak Mortgage Trust, 11/25/2045	12/10/2015	194,634
Apidos CLO XVIII, 7/22/2026	4/4/2017	650,000
BlueMountain CLO, Ltd., 10/15/2026	4/10/2017	1,400,339
CLUB Credit Trust, 4/17/2023	6/14/2017	824,996
Cobank ACB, 6.250%, 10/1/2022	10/1/2012	870,375
COLT Mortgage Loan Trust, 9/25/2046	9/9/2016	517,914
Digicel, Ltd., 4/15/2021	6/9/2014	774,131
GCAT, LLC, 3/25/2047	3/22/2017	1,111,630

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
155

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Security	Acquisition Date	Cost
Liberty Mutual Group, Inc., 6/15/2058	1/12/2009	$538,852
Madison Park Funding XIV, Ltd., 7/20/2026	4/13/2017	1,450,000
Mariner Finance Issuance Trust, 2/20/2029	2/16/2017	999,803
Murray Hill Marketplace Trust, 11/25/2022	10/6/2016	93,158
NRZ Advance Receivables Trust Advance Receivables Backed, 6/15/2049	6/23/2016	649,999
Oak Hill Advisors Residential Loan Trust, 6/25/2057	8/8/2017	1,195,635
Octagon Investment Partners XX, Ltd., 8/12/2026	4/21/2017	975,000
Preston Ridge Partners Mortgage Trust, LLC, 9/27/2021	9/23/2016	714,171
Preston Ridge Partners Mortgage Trust, LLC, 1/25/2022	1/24/2017	790,413
Preston Ridge Partners Mortgage Trust, LLC, 9/25/2022	9/27/2017	899,913
Pretium Mortgage Credit Partners, LLC, 4/29/2032	3/31/2017	998,931
Sunset Mortgage Loan Company, LLC, 6/15/2047	6/15/2017	711,923
Sunset Mortgage Loan Company, LLC, 7/16/2047	7/27/2016	224,943
Sunset Mortgage Loan Company, LLC, 9/18/2045	10/2/2015	323,371
US Residential Opportunity Fund Trust, 7/27/2036	7/20/2016	868,925
Vericrest Opportunity Loan Transferee, 2/25/2055	2/25/2015	165,532
Voya CLO 4, Ltd., 10/14/2026	6/16/2017	1,225,000

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus Portfolio as of September 29, 2017:

Securities Lending Transactions
Common Stock	$172,681
Total lending	$172,681
Gross amount payable upon return of collateral for securities loaned	$182,365
Net amounts due to counterparty	$9,684

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund
FNMA	-	Federal National Mortgage Association
PIK	-	Payment-In-Kind
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Reference Rate Index:
12 MTA	-	12 Month Treasury Average
CMT 1Y	-	Constant Maturity Treasury Yield 1 Year
COF 11	-	11th District Cost of Funds
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
LIBOR 6M	-	ICE Libor USD Rate 6 Month
USISDA 10Y	-	ICE Swap USD Rate 10 Year

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
156

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Schedule of Investments as of September 29, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 29, 2017, in valuing Diversified Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	5,908,357	–	5,337,707	570,650
Capital Goods	6,455,718	–	4,770,636	1,685,082
Communications Services	25,642,970	–	23,464,783	2,178,187
Consumer Cyclical	11,413,907	–	11,188,907	225,000
Consumer Non-Cyclical	13,571,910	–	13,571,910	–
Energy	2,113,561	–	1,704,511	409,050
Financials	7,141,780	–	6,941,288	200,492
Technology	9,004,937	–	9,004,937	–
Transportation	2,948,285	–	2,418,516	529,769
Utilities	2,642,455	–	2,251,680	390,775
Long-Term Fixed Income
Asset-Backed Securities	27,369,715	–	27,369,715	–
Basic Materials	8,925,627	–	8,925,627	–
Capital Goods	12,084,438	–	12,084,438	–
Collateralized Mortgage Obligations	57,533,935	–	56,633,935	900,000
Communications Services	20,836,694	–	20,836,694	–
Consumer Cyclical	17,421,824	–	17,421,824	–
Consumer Non-Cyclical	15,727,135	–	15,727,135	–
Energy	17,172,881	–	17,172,881	–
Financials	47,091,607	–	43,765,438	3,326,169
Foreign Government	24,375,266	–	24,375,266	–
Mortgage-Backed Securities	49,030,020	–	49,030,020	–
Technology	11,605,301	–	11,605,301	–
Transportation	2,762,762	–	2,762,762	–
Utilities	5,573,761	–	5,573,761	–
Common Stock
Consumer Discretionary	24,879,350	18,020,881	6,858,469	–
Consumer Staples	9,163,227	4,837,758	4,325,469	–
Energy	9,966,296	5,868,763	4,096,834	699
Financials	29,728,741	19,403,379	10,325,362	–
Health Care	19,494,110	14,746,188	4,747,922	–
Industrials	17,549,593	10,126,369	7,423,224	–
Information Technology	29,599,369	27,707,483	1,891,886	–
Materials	6,218,645	1,856,117	4,362,528	–
Real Estate	25,803,099	23,964,499	1,838,600	–
Telecommunications Services	3,336,892	–	3,336,892	–
Utilities	2,378,458	1,217,428	1,161,030	–
Registered Investment Companies
Affiliated Fixed Income Holdings	9,795,361	9,795,361	–	–
Equity Funds/Exchange Traded Funds	11,062,665	11,062,665	–	–
Fixed Income Funds/Exchange Traded Funds	1,246,137	1,246,137	–	–
Preferred Stock
Consumer Non-Cyclical	905,112	905,112	–	–
Consumer Staples	2,207,414	1,349,227	858,187	–
Energy	285,669	215,560	70,109	–
Financials	9,859,997	8,217,067	1,642,930	–
Health Care	1,176,494	1,176,494	–	–
Industrials	465,479	465,479	–	–
Short-Term Investments	1,696,708	–	1,696,708	–

Subtotal Investments in Securities	$621,173,662	$162,181,967	$448,575,822	$10,415,873

Other Investments*	Total
Short-Term Investments	95,173,047
Collateral Held for Securities Loaned	182,365

Subtotal Other Investments	$95,355,412

Total Investments at Value	$716,529,074

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
157

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	341,846	341,846	–	–

Total Asset Derivatives	$341,846	$341,846	$–	$–

Liability Derivatives
Futures Contracts	831,372	831,372	–	–

Total Liability Derivatives	$831,372	$831,372	$–	$–

There were no significant transfers between Levels during the period ended September 29, 2017. Transfers between Levels are identified as of the end of the period.

The following table presents Diversified Income Plus Portfolio’s futures contracts held as of September 29, 2017. Investments and/or cash totaling $1,696,708 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 5-Yr. U.S. Treasury Bond Future	176	December 2017	$20,879,920	$20,680,000	($199,920)
CBOT U.S. Long Bond	39	December 2017	6,064,931	5,959,687	(105,244)
CME Ultra Long Term U.S. Treasury Bond	1	December 2017	168,167	165,125	(3,042)
S&P 500 Index Mini-Futures	105	December 2017	12,941,222	13,209,525	268,303
Total Futures Long Contracts					($39,903)
CBOT 10-Yr. U.S. Treasury Bond Future	(40)	December 2017	($5,069,872)	($5,012,500)	$57,372
CBOT 2-Yr. U.S. Treasury Note	(26)	December 2017	(5,624,452)	(5,608,281)	16,171
S&P 500 Index Futures	(40)	December 2017	(24,637,834)	(25,161,000)	(523,166)
Total Futures Short Contracts					($449,623)
Total Futures Contracts					($489,526)

Reference Description:

CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
S&P	-	Standard & Poor’s

The following table presents Diversified Income Plus Portfolio’s options contracts held as of September 29, 2017.

Option Description (Underlying Security Description)	Counterparty	Number of Contracts	Exercise Price	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
FNMA Conventional 30-Yr. Pass Through Call Option(*)	JPM	(7)	$101.08	October 2017	(6,668,184)	($665)	$24,792
(Federal National Mortgage Association Conventional 30-Yr. Pass Through)
Total Options Written Contracts						($665)	$24,792

(*)

Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the Notes to Financial Statements.

Counterparty
JPM	-	J.P. Morgan

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
158

DIVERSIFIED INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated portfolios.

A summary of transactions (in thousands) for the fiscal year to date, in Diversified Income Plus Portfolio, is as follows:

Portfolio	Value 12/31/2016	Gross Purchases	Gross Sales	Gain/ (Loss)	Unrealized Appreciation/ (Depreciation)	Shares Held at 9/29/2017	Value 9/29/2017	Income Earned 1/1/2017 - 9/29/2017
Cash Management Trust-Collateral Investment	$172	$11,316	$11,306	$–	$–	182	$182	$22
Core Short-Term Reserve Fund	64,990	235,963	205,780	–	–	9,517	95,173	619
Core Emerging Market Debt	–	9,796	–	–	–	990	9,795	–
Total Value and Income Earned	$65,162			$–	$–		$105,150	$641

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
159

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Bank Loans (31.4%)[a]	Value
Basic Materials (2.2%)
	Arch Coal, Inc., Term Loan
$340,000	0.000%, (LIBOR 3M + 3.250%), 3/7/2024[b,c]	$340,955
	Big River Steel, LLC, Term Loan
340,000	6.333%, (LIBOR 3M + 5.000%), 8/15/2023[d]	343,400
	Chemours Company, Term Loan
423,719	3.740%, (LIBOR 1M + 2.500%), 5/12/2022	425,837
	Contura Energy, Inc., Term Loan
562,600	6.280%, (LIBOR 2M + 5.000%), 3/17/2024	553,458
	Ineos Finance, LLC, Term Loan
758,840	3.985%, (LIBOR 1M + 2.750%), 3/31/2022	763,742
	Peabody Energy Corporation, Term Loan
542,482	4.735%, (LIBOR 1M + 3.500%), 3/31/2022	544,858
	Tronox Finance, LLC, Term Loan
770,000	0.000%, (LIBOR 3M + 3.000%), 9/14/2024[b,c]	772,726

	Total	3,744,976

Capital Goods (2.3%)
	Advanced Disposal Services, Inc., Term Loan
579,219	3.947%, (LIBOR 1W + 2.750%), 11/10/2023	582,596
	Berry Plastics Corporation, Term Loan
357,298	3.485%, (LIBOR 1M + 2.250%), 2/8/2020	358,352
150,000	3.485%, (LIBOR 1M + 2.250%), 1/6/2021	150,413
658,346	3.485%, (LIBOR 1M + 2.250%), 1/19/2024	658,715
	Cortes NP Intermediate Holding II Corporation, Term Loan
1,085,000	5.239%, (LIBOR 1M + 4.000%), 11/30/2023	1,092,682
	Reynolds Group Holdings, Inc., Term Loan
346,507	3.985%, (LIBOR 1M + 2.750%), 2/5/2023	347,754
	Sterigenics-Nordion Holdings, LLC, Term Loan
736,300	4.235%, (LIBOR 1M + 3.000%), 5/15/2022[d]	736,300

	Total	3,926,812

Communications Services (9.9%)
	Altice Financing SA, Term Loan
289,275	4.054%, (LIBOR 3M + 2.750%), 7/15/2025	289,457
	Altice US Finance I Corporation, Term Loan
364,087	3.485%, (LIBOR 1M + 2.250%), 7/14/2025	362,176
	Atlantic Broadband Penn, LLC, Term Loan
75,278	3.739%, (LIBOR 1M + 2.500%), 11/30/2019	74,745

Principal Amount	Bank Loans (31.4%)[a]	Value
Communications Services (9.9%) - continued
	Beasley Broadcast Group, Inc., Term Loan
$264,906	7.238%, (LIBOR 1M + 6.000%), 11/1/2023	$267,555
	Birch Communication Inc., Term Loan
389,863	8.550%, (LIBOR 3M + 7.250%), 7/18/2020	324,561
	CBS Radio, Inc., Term Loan
381,718	4.737%, (LIBOR 1M + 3.500%), 10/17/2023	384,344
	Cengage Learning Acquisitions, Term Loan
561,342	5.485%, (LIBOR 1M + 4.250%), 6/7/2023	516,334
	CenturyLink, Inc., Term Loan
705,000	2.750%, (LIBOR 1M + 2.750%), 1/31/2025[b,c]	682,792
	Charter Communications Operating, LLC, Term Loan
54,573	3.240%, (LIBOR 1M + 2.000%), 7/1/2020	54,735
54,573	3.240%, (LIBOR 1M + 2.000%), 1/3/2021	54,701
470,226	3.490%, (LIBOR 1M + 2.250%), 1/15/2024	471,989
	Cincinnati Bell, Inc., Term Loan
150,727	4.237%, (LIBOR 3M + 3.000%), 9/10/2020	150,790
	Coral-US Co-Borrower, LLC, Term Loan
1,440,000	4.735%, (LIBOR 1M + 3.500%), 11/19/2024	1,423,800
	CSC Holdings, LLC, Term Loan
483,787	3.484%, (LIBOR 1M + 2.250%), 7/17/2025	480,677
	Frontier Communications Corporation, Term Loan
628,425	4.990%, (LIBOR 1M + 3.750%), 6/1/2024	595,829
	Gray Television, Inc., Term Loan
491,287	3.737%, (LIBOR 1M + 2.500%), 2/7/2024	493,130
	Hargray Merger Subsidiary Corporation, Term Loan
229,425	4.235%, (LIBOR 1M + 3.000%), 3/24/2024	230,095
	Intelsat Jackson Holdings SA, Term Loan
160,000	4.071%, (LIBOR 3M + 2.750%), 6/30/2019	159,416
	Level 3 Financing, Inc., Term Loan
1,025,000	3.486%, (LIBOR 1M + 2.250%), 2/22/2024	1,024,200
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
725,000	4.804%, (LIBOR 3M + 3.500%), 1/7/2022[d]	674,250
145,000	8.054%, (LIBOR 3M + 6.750%), 7/7/2023[d]	142,462
	LTS Buyer, LLC, Term Loan
663,966	4.485%, (LIBOR 1M + 3.250%), 4/13/2020	664,384

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
160

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Bank Loans (31.4%)[a]	Value
Communications Services (9.9%) - continued
	McGraw-Hill Global Education Holdings, LLC, Term Loan
$1,061,140	5.235%, (LIBOR 1M + 4.000%), 5/4/2022	$1,040,861
	Mediacom Illinois, LLC, Term Loan
258,700	3.450%, (LIBOR 1W + 2.250%), 2/15/2024	258,915
	NEP/NCP Holdco, Inc., Term Loan
756,151	4.485%, (LIBOR 1M + 3.250%), 7/21/2022	753,943
	New LightSquared, Term Loan
173,464	20.134%, PIK 9.97%, (LIBOR 3M + 8.750%), 12/7/2020[e]	162,275
	Raycom TV Broadcasting, LLC, Term Loan
470,000	3.987%, (LIBOR 1M + 2.750%), 8/18/2024[d]	472,350
	SBA Senior Finance II, LLC, Term Loan
725,625	3.490%, (LIBOR 1M + 2.250%), 3/24/2021	727,258
215,050	3.490%, (LIBOR 1M + 2.250%), 6/10/2022	215,347
	SFR Group SA, Term Loan
264,337	4.061%, (LIBOR 3M + 2.750%), 6/22/2025	262,950
	Sprint Communications, Inc., Term Loan
1,059,675	3.750%, (LIBOR 1M + 2.500%), 2/2/2024	1,060,343
	TNS, Inc., Term Loan
535,956	5.240%, (LIBOR 1M + 4.000%), 2/15/2020[b,c]	536,792
	Univision Communications, Inc., Term Loan
243,918	3.985%, (LIBOR 1M + 2.750%), 3/15/2024	241,633
	Virgin Media Bristol, LLC, Term Loan
550,000	3.984%, (LIBOR 1M + 2.750%), 1/31/2025	551,859
	WideOpenWest Finance, LLC, Term Loan
950,000	4.484%, (LIBOR 1M + 3.250%), 8/6/2023	947,625

	Total	16,754,573

Consumer Cyclical (3.7%)
	Amaya Holdings BV, Term Loan
619,424	4.833%, (LIBOR 3M + 3.500%), 8/1/2021	620,973
	Burlington Coat Factory Warehouse Corporation, Term Loan
249,141	3.990%, (LIBOR 1M + 2.750%), 7/29/2021	249,610
	Ceridian HCM Holding, Inc., Term Loan
126,980	4.737%, (LIBOR 1M + 3.500%), 9/15/2020	126,821
	Eldorado Resorts, Inc., Term Loan
172,737	3.563%, (LIBOR 1M + 2.250%), 4/17/2024	172,521
	Four Seasons Hotels, Ltd., Term Loan
596,992	3.735%, (LIBOR 1M + 2.500%), 11/30/2023	600,909

Principal Amount	Bank Loans (31.4%)[a]	Value
Consumer Cyclical (3.7%) - continued
	Golden Entertainment, Inc., Term Loan
$855,000	0.000%, (LIBOR 3M + 3.000%), 8/15/2024[b,c]	$849,656
135,000	0.000%, (LIBOR 3M + 7.000%), 8/15/2025[b,c,d]	135,000
	Golden Nugget, Inc., Term Loan
695,000	0.000%, (LIBOR 3M + 3.250%), 10/4/2023[b,c]	698,475
	IMG Worldwide, Inc., Term Loan
150,000	8.490%, (LIBOR 1M + 7.250%), 5/6/2022	151,500
	KAR Auction Services, Inc., Term Loan
269,186	3.875%, (LIBOR 3M + 2.500%), 3/9/2023	270,532
	Michaels Stores, Inc., Term Loan
321,435	3.985%, (LIBOR 1M + 2.750%), 1/28/2023	321,090
	Mohegan Tribal Gaming Authority, Term Loan
551,161	5.235%, (LIBOR 1M + 4.000%), 10/13/2023[b,c]	556,083
	Scientific Games International, Inc., Term Loan
1,380,000	4.514%, (LIBOR 2M + 3.250%), 8/14/2024	1,381,297
	Seminole Hard Rock Entertainment, Inc., Term Loan
116,061	4.083%, (LIBOR 3M + 2.750%), 5/14/2020	116,206

	Total	6,250,673

Consumer Non-Cyclical (4.8%)
	Air Medical Group Holdings, Inc., Term Loan
1,271,064	5.237%, (LIBOR 1M + 4.000%), 4/28/2022	1,269,157
170,000	0.000%, (LIBOR 1M + 4.000%), 9/26/2024[b,c]	169,787
	Albertson’s, LLC, Term Loan
410,756	4.330%, (LIBOR 3M + 3.000%), 12/21/2022	395,427
609,312	4.317%, (LIBOR 3M + 3.000%), 6/22/2023	584,939
	CHS/Community Health Systems, Inc., Term Loan
463,557	4.317%, (LIBOR 3M + 3.000%), 1/27/2021	460,215
	Diversey BV, Term Loan
490,000	4.316%, (LIBOR 3M + 3.000%), 7/25/2024	488,251
	Endo Luxembourg Finance Company I SARL., Term Loan
399,000	5.500%, (LIBOR 1M + 4.250%), 4/27/2024	402,491
	Grifols Worldwide Operations USA, Inc., Term Loan
442,775	3.447%, (LIBOR 1W + 2.250%), 1/23/2025	443,448
	JBS USA LUX SA, Term Loan
1,034,800	3.804%, (LIBOR 3M + 2.500%), 10/30/2022	1,021,865

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
161

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Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Bank Loans (31.4%)[a]	Value
Consumer Non-Cyclical (4.8%) - continued
	MPH Acquisition Holdings, LLC, Term Loan
$508,389	4.333%, (LIBOR 3M + 3.000%), 6/7/2023	$512,044
	Ortho-Clinical Diagnostics, Inc., Term Loan
429,802	5.083%, (LIBOR 3M + 3.750%), 6/30/2021	430,834
	Revlon Consumer Products Corporation, Term Loan
486,319	4.735%, (LIBOR 1M + 3.500%), 9/7/2023	434,954
	Valeant Pharmaceuticals International, Inc., Term Loan
1,393,383	5.990%, (LIBOR 1M + 4.750%), 4/1/2022	1,417,907

	Total	8,031,319

Energy (0.8%)
	Houston Fuel Oil Terminal, LLC, Term Loan
659,216	4.830%, (LIBOR 3M + 3.500%), 8/19/2021	659,632
	MEG Energy Corporation, Term Loan
283,575	4.833%, (LIBOR 3M + 3.500%), 12/31/2023	282,245
	MRC Global US, Inc., Term Loan
250,000	0.000%, (LIBOR 1M + 3.500%), 9/15/2024[b,c,d]	252,500
	Pacific Drilling SA, Term Loan
244,163	4.875%, (LIBOR 3M + 3.500%), 6/3/2018	69,740

	Total	1,264,117

Financials (2.3%)
	ASP AMC Merger Sub, Inc., Term Loan
850,675	4.833%, (LIBOR 3M + 3.500%), 4/13/2024	838,621
	Avolon TLB Borrower 1 (Luxembourg) SARL, Term Loan
628,425	3.986%, (LIBOR 1M + 2.750%), 3/20/2022	629,600
	Avolon TLB Borrower 1 US, LLC, Term Loan
735,000	0.000%, (LIBOR 3M + 2.250%), 4/3/2022[b,c]	736,374
	Colorado Buyer, Inc., Term Loan
134,663	4.310%, (LIBOR 3M + 3.000%), 5/1/2024	135,111
80,000	8.570%, (LIBOR 3M + 7.250%), 5/1/2025	81,066
	Delos Finance SARL, Term Loan
300,000	3.333%, (LIBOR 2M + 2.000%), 10/6/2023	301,734
	Digicel International Finance, Ltd., Term Loan
265,000	5.070%, (LIBOR 3M + 3.750%), 5/10/2024	265,663
	MoneyGram International, Inc., Term Loan
396,059	4.583%, (LIBOR 3M + 3.250%), 3/28/2020	395,319

Principal Amount	Bank Loans (31.4%)[a]	Value
Financials (2.3%) - continued
	Trans Union, LLC, Term Loan
$520,000	3.235%, (LIBOR 1M + 2.000%), 4/9/2023	$518,617

	Total	3,902,105

Technology (3.1%)
	Dell International, LLC, Term Loan
174,125	3.740%, (LIBOR 1M + 2.500%), 9/7/2023	174,668
	First Data Corporation, Term Loan
1,109,747	3.737%, (LIBOR 1M + 2.500%), 4/26/2024	1,113,121
	Harland Clarke Holdings Corporation, Term Loan
317,681	7.333%, (LIBOR 3M + 6.000%), 12/31/2021	319,269
403,243	6.833%, (LIBOR 3M + 5.500%), 2/9/2022[b,c]	405,009
	Micron Technologies, Inc., Term Loan
213,917	3.740%, (LIBOR 1M + 2.500%), 4/26/2022	215,271
	ON Semiconductor Corporation, Term Loan
151,719	3.485%, (LIBOR 1M + 2.250%), 3/31/2023	152,177
	Rackspace Hosting, Inc., Term Loan
588,525	4.311%, (LIBOR 3M + 3.000%), 11/3/2023	586,907
	RP Crown Parent, LLC, Term Loan
446,625	4.735%, (LIBOR 1M + 3.500%), 10/12/2023	448,939
	Syniverse Holdings, Inc., Term Loan
420,000	0.000%, (LIBOR 3M + 3.000%), 4/23/2019[b,c]	405,825
	Western Digital Corporation, Term Loan
942,875	3.985%, (LIBOR 1M + 2.750%), 4/29/2023	947,825
	Xerox Business Services, LLC, Term Loan
532,318	5.235%, (LIBOR 1M + 4.000%), 12/7/2023	533,984

	Total	5,302,995

Transportation (1.1%)
	Arctic LNG Carriers, Ltd., Term Loan
962,588	5.735%, (LIBOR 1M + 4.500%), 5/18/2023	969,210
	OSG Bulk Ships, Inc., Term Loan
416,979	5.570%, (LIBOR 3M + 4.250%), 8/5/2019[d]	396,130
	XPO Logistics, Inc., Term Loan
450,000	3.554%, (LIBOR 3M + 2.250%), 10/30/2021	450,788

	Total	1,816,128

Utilities (1.2%)
	Calpine Corporation, Term Loan
767,152	4.090%, (LIBOR 3M + 2.750%), 1/15/2024	765,272
	Energy Solutions, LLC, Term Loan
242,500	6.090%, (LIBOR 3M + 4.750%), 5/29/2020[d]	246,137

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
162

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Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Bank Loans (31.4%)[a]	Value
Utilities (1.2%) - continued
	HD Supply Waterworks, Term Loan
$420,000	4.455%, (LIBOR 6M + 3.000%), 7/21/2024	$420,525
	Intergen NV, Term Loan
204,779	5.840%, (LIBOR 3M + 4.500%), 6/13/2020	204,524
	Talen Energy Supply, LLC, Term Loan
313,338	5.235%, (LIBOR 1M + 4.000%), 7/6/2023	305,113

	Total	1,941,571

	Total Bank Loans (cost $53,201,877)	52,935,269

Principal Amount	Long-Term Fixed Income (60.5%)	Value
Asset-Backed Securities (4.9%)
	ALM XI Ltd.
300,000	4.554%, (LIBOR 3M + 3.250%), 10/17/2026, Ser. 2014-11A, Class CR*,f	301,422
	Apidos CLO XVIII
200,000	4.563%, (LIBOR 3M + 3.250%), 7/22/2026, Ser. 2014-18A, Class CR*,f	201,126
	Asset Backed Securities Corporation Home Equity Loan Trust
155,145	1.377%, (LIBOR 1M + 0.140%), 7/25/2036, Ser. 2006-HE5, Class A4[f]	151,941
	Bear Stearns ARM Trust
221,862	3.046%, 1/25/2034, Ser. 2003-8, Class 5A	216,850
	BlueMountain CLO, Ltd.
425,000	4.504%, (LIBOR 3M + 3.200%), 10/15/2026, Ser. 2014-3A, Class CR*,f	426,786
	CLUB Credit Trust
250,000	3.170%, 4/17/2023, Ser. 2017-NP1, Class B*	250,255
	College Ave Student Loans, LLC
273,960	2.887%, (LIBOR 1M + 1.650%), 11/26/2046, Ser. 2017-A, Class A1*,f	273,960
	Credit Based Asset Servicing and Securitization, LLC
100,248	3.434%, 12/25/2036, Ser. 2006-CB2, Class AF2[g]	79,414
	DRB Prime Student Loan Trust
204,121	2.890%, 6/25/2040, Ser. 2016-B, Class A2[h]	205,131
	Earnest Student Loan Program, LLC
192,756	2.680%, 7/25/2035, Ser. 2016-C, Class A2[h]	192,414
	First Horizon ABS Trust
73,867	1.397%, (LIBOR 1M + 0.160%), 10/25/2034, Ser. 2006-HE1, Class Af,i	72,480
	FRS, LLC
47,111	1.800%, 4/15/2043, Ser. 2013-1A, Class A1*	46,915

Principal Amount	Long-Term Fixed Income (60.5%)	Value
Asset-Backed Securities (4.9%) - continued
	GMAC Mortgage Corporation Loan Trust
$156,827	1.737%, (LIBOR 1M + 0.500%), 8/25/2035, Ser. 2005-HE1, Class A2[f,i]	$154,884
33,446	3.883%, 9/19/2035, Ser. 2005-AR5, Class 5A1	31,441
	GSAA Home Equity Trust
264,058	1.507%, (LIBOR 1M + 0.270%), 7/25/2037, Ser. 2007-7, Class A4[f]	250,528
	Impac CMB Trust
168,847	1.757%, (LIBOR 1M + 0.520%), 4/25/2035, Ser. 2005-2, Class 1A1[f]	165,133
29,971	1.877%, (LIBOR 1M + 0.640%), 8/25/2035, Ser. 2005-5, Class A1[f]	27,957
	J.P. Morgan Mortgage Acquisition Trust
129,072	4.483%, 3/25/2047, Ser. 2007-HE1, Class AF4[g]	95,158
	Lehman XS Trust
144,610	5.440%, 8/25/2035, Ser. 2005-2, Class 2A3Bg	125,398
	Lendmark Funding Trust
300,000	2.830%, 1/22/2024, Ser. 2017-1A, Class Ah	300,094
	Madison Park Funding XIV, Ltd.
425,000	4.557%, (LIBOR 3M + 3.250%), 7/20/2026, Ser. 2014-14A, Class DR*,f	426,655
	Mariner Finance Issuance Trust
300,000	3.620%, 2/20/2029, Ser. 2017-AA, Class A*	301,611
	Marlette Funding Trust
240,449	2.827%, 3/15/2024, Ser. 2017-AA, Class Ah	241,480
	Merrill Lynch Mortgage Investors Trust
246,853	3.120%, 6/25/2035, Ser. 2005-A5, Class M1	176,800
	MLCC Mortgage Investors, Inc.
80,543	1.897%, (LIBOR 1M + 0.660%), 9/25/2029, Ser. 2004-D, Class A1[f]	80,349
	Murray Hill Marketplace Trust
24,261	4.190%, 11/25/2022, Ser. 2016-LC1, Class A*	24,361
	NRZ Advance Receivables Trust Advance Receivables Backed
150,000	2.751%, 6/15/2049, Ser. 2016-T1, Class AT1*	148,801
	Oak Hill Advisors Residential Loan Trust
348,727	3.125%, 6/25/2057, Ser. 2017-NPL1, Class A1*,g	348,895
	Octagon Investment Partners XX, Ltd.
275,000	4.859%, (LIBOR 3M + 3.550%), 8/12/2026, Ser. 2014-1A, Class DR*,f	276,484
	Preston Ridge Partners Mortgage Trust, LLC
158,705	4.000%, 9/27/2021, Ser. 2016-1A, Class A1*,g	158,453

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
163

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (60.5%)	Value
Asset-Backed Securities (4.9%) - continued
$179,639	4.250%, 1/25/2022, Ser. 2017-1A, Class A1*,g	$180,158
	Pretium Mortgage Credit Partners, LLC
279,997	3.250%, 3/28/2057, Ser. 2017-NPL2, Class A1[g,h]	280,070
	Renaissance Home Equity Loan Trust
231,429	5.797%, 8/25/2036, Ser. 2006-2, Class AF3[g]	144,507
184,835	5.285%, 1/25/2037, Ser. 2006-4, Class AF2[g]	97,837
	SoFi Consumer Loan Program, LLC
158,902	3.050%, 12/26/2025, Ser. 2016-3, Class Ah	160,429
146,952	3.280%, 1/26/2026, Ser. 2017-1, Class Ah	148,884
	Upstart Securitization Trust
281,344	2.639%, 6/20/2024, Ser. 2017-1, Class A*	281,197
	US Residential Opportunity Fund Trust
188,897	3.475%, 7/27/2036, Ser. 2016-1III, Class A*,g	188,997
	Vericrest Opportunity Loan Transferee
127,057	3.500%, 2/25/2047, Ser. 2017-NPL1, Class A1[g,h]	127,826
262,405	3.375%, 4/25/2047, Ser. 2017-NPL4, Class A1[g,h]	263,831
	Voya CLO 4, Ltd.
350,000	4.304%, (LIBOR 3M + 3.000%), 10/14/2026, Ser. 2014-4A, Class CR*,f	350,281
	Wachovia Asset Securitization, Inc.
263,602	1.377%, (LIBOR 1M + 0.140%), 7/25/2037, Ser. 2007-HE1, Class A*,f,i	230,307

	Total	8,207,500

Basic Materials (1.4%)
	Alcoa Nederland Holding BV
175,000	6.750%, 9/30/2024[h]	193,813
	Anglo American Capital plc
74,000	4.125%, 9/27/2022[h]	76,865
200,000	4.750%, 4/10/2027[h]	208,665
	ArcelorMittal SA
120,000	6.000%, 3/1/2021	131,700
	BWAY Holding Company
175,000	5.500%, 4/15/2024[h]	182,656
	CF Industries, Inc.
200,000	3.450%, 6/1/2023	197,500
	Dow Chemical Company
24,000	8.550%, 5/15/2019	26,503
	EI du Pont de Nemours & Company
74,000	2.200%, 5/1/2020	74,464
	First Quantum Minerals, Ltd.
130,000	7.000%, 2/15/2021[h]	133,737
	FMG Resources Property, Ltd.
185,000	5.125%, 5/15/2024[h]	187,775
	INEOS Group Holdings SA
250,000	5.625%, 8/1/2024[h]	259,687
	Kinross Gold Corporation
38,000	5.125%, 9/1/2021	40,755
	LyondellBasell Industries NV
26,000	5.000%, 4/15/2019	26,975

Principal Amount	Long-Term Fixed Income (60.5%)	Value
Basic Materials (1.4%) - continued
	Sherwin-Williams Company
$74,000	2.250%, 5/15/2020	$74,280
	Steel Dynamics, Inc.
155,000	5.000%, 12/15/2026	165,463
	Trinseo Materials Operating SCA
195,000	5.375%, 9/1/2025[h]	200,606
	Vale Overseas, Ltd.
67,000	5.875%, 6/10/2021	73,784
	Xstrata Finance Canada, Ltd.
57,000	4.950%, 11/15/2021[h]	61,555

	Total	2,316,783

Capital Goods (1.5%)
	AECOM
260,000	5.875%, 10/15/2024	288,002
	Ashtead Capital, Inc.
155,000	4.125%, 8/15/2025[h]	159,650
	Bombardier, Inc.
160,000	7.500%, 3/15/2025[h]	159,600
	Building Materials Corporation of America
175,000	6.000%, 10/15/2025[h]	190,918
	Caterpillar Financial Services Corporation
62,000	1.850%, 9/4/2020	61,805
	Cemex SAB de CV
130,000	5.700%, 1/11/2025[h]	138,580
	Cintas Corporation No. 2
57,000	2.900%, 4/1/2022	58,051
	CNH Industrial Capital, LLC
195,000	4.375%, 11/6/2020	204,750
	Crown Americas Capital Corporation IV
120,000	4.500%, 1/15/2023	126,300
	Crown Cork & Seal Company, Inc.
170,000	7.375%, 12/15/2026	199,750
	General Electric Company
53,000	5.000%, 1/21/2021[j]	56,058
	L3 Technologies, Inc.
75,000	4.950%, 2/15/2021	80,420
	Lockheed Martin Corporation
35,000	2.500%, 11/23/2020	35,516
	Owens-Brockway Glass Container, Inc.
155,000	5.000%, 1/15/2022[h]	164,106
	Reynolds Group Issuer, Inc.
240,000	5.125%, 7/15/2023[h]	250,464
	Rockwell Collins, Inc.
57,000	1.950%, 7/15/2019	56,994
	Roper Industries, Inc.
34,000	2.050%, 10/1/2018	34,080
	Roper Technologies, Inc.
60,000	2.800%, 12/15/2021	60,489
	Textron Financial Corporation
25,000	3.050%, (LIBOR 3M + 1.735%), 2/15/2042[f,h]	21,875
	United Rentals North America, Inc.
170,000	5.500%, 7/15/2025	182,529

	Total	2,529,937

Collateralized Mortgage Obligations (6.6%)
	AJAX Mortgage Loan Trust
259,179	3.470%, 4/25/2057, Ser. 2017-A, Class A*,g	260,879

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
164

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (60.5%)	Value
Collateralized Mortgage Obligations (6.6%) - continued
	Alternative Loan Trust 2007-6
$244,322	5.750%, 4/25/2047, Ser. 2007-6, Class A4	$215,701
	American Home Mortgage Assets Trust
107,622	1.849%, (12 MTA + 0.960%), 9/25/2046, Ser. 2006-2, Class 1A1[f]	93,743
187,066	1.427%, (LIBOR 1M + 0.190%), 12/25/2046, Ser. 2006-6, Class A1Af	155,476
	Angel Oak Mortgage Trust
46,641	4.500%, 11/25/2045, Ser. 2015-1, Class A*,g	46,578
	Bear Stearns Adjustable Rate Mortgage Trust
123,713	3.520%, (CMT 1Y + 2.300%), 10/25/2035, Ser. 2005-9, Class A1[f]	125,042
	Bear Stearns ALT-A Trust
98,831	3.586%, 10/25/2033, Ser. 2003-3, Class 5A	98,696
55,517	3.611%, 6/25/2034, Ser. 2004-5, Class 3A1	56,667
	Bear Stearns ARM Trust
141,201	3.571%, 2/25/2035, Ser. 2004-12, Class 3A1	140,842
	ChaseFlex Trust
295,599	6.500%, 2/25/2035, Ser. 2005-1, Class 1A5	311,917
	CHL Mortgage Pass-Through Trust
349,520	3.081%, 11/20/2035, Ser. 2005-HYB7, Class 6A1	317,008
162,990	6.000%, 4/25/2037, Ser. 2007-3, Class A18	144,199
	CitiMortgage Alternative Loan Trust
207,529	5.750%, 4/25/2037, Ser. 2007-A4, Class 1A5	183,098
	COLT Mortgage Loan Trust
126,122	2.750%, 9/25/2046, Ser. 2016-2, Class A1*	127,930
	Countrywide Alternative Loan Trust
5,241	5.500%, 5/25/2035, Ser. 2005-J3, Class 2A13	5,230
240,000	5.500%, 5/25/2035, Ser. 2005-J3, Class 1A5	226,005
116,486	5.750%, 8/25/2035, Ser. 2005-28CB, Class 2A5	104,002
123,476	5.500%, 10/25/2035, Ser. 2005-46CB, Class A8	118,770
192,670	1.889%, (12 MTA + 1.000%), 12/25/2035, Ser. 2005-69, Class A1[f]	182,350
44,440	5.500%, 2/25/2036, Ser. 2005-85CB, Class 2A2	41,902
392,453	5.750%, 5/25/2036, Ser. 2006-6CB, Class 2A16	296,514
63,174	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	60,914
143,664	5.500%, 5/25/2037, Ser. 2007-8CB, Class A1	124,791

Principal Amount	Long-Term Fixed Income (60.5%)	Value
Collateralized Mortgage Obligations (6.6%) - continued
	Countrywide Asset-Backed Certificates
$199,049	1.737%, (LIBOR 1M + 0.500%), 7/25/2034, Ser. 2004-2, Class 3A4[f]	$185,566
	CSMC Mortgage-Backed Trust
88,280	6.000%, 11/25/2036, Ser. 2006-9, Class 6A14	85,169
174,701	5.500%, 3/25/2037, Ser. 2007-2, Class 3A4	162,977
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
101,409	1.659%, (12 MTA + 0.770%), 4/25/2047, Ser. 2007-OA2, Class A1[f]	93,844
	First Horizon Alternative Mortgage Securities Trust
163,255	3.222%, 7/25/2035, Ser. 2005-AA5, Class 2A1	160,354
	GCAT, LLC
318,204	3.375%, 3/25/2047, Ser. 2017-1, Class A1*,g	316,895
	GMAC Mortgage Corporation Loan Trust
108,678	3.744%, 5/25/2035, Ser. 2005-AR2, Class 4A	103,117
	HarborView Mortgage Loan Trust
183,213	3.573%, 7/19/2035, Ser. 2005-4, Class 3A1	161,892
75,118	3.676%, 12/19/2035, Ser. 2005-14, Class 3A1A	74,267
	IndyMac INDA Mortgage Loan Trust
136,148	3.397%, 8/25/2036, Ser. 2006-AR1, Class A1	129,814
	IndyMac INDX Mortgage Loan Trust
151,171	1.877%, (LIBOR 1M + 0.640%), 7/25/2045, Ser. 2005-16IP, Class A1[f]	145,571
161,517	1.447%, (LIBOR 1M + 0.210%), 4/25/2046, Ser. 2006-AR2, Class 1A1Bf	146,600
	J.P. Morgan Alternative Loan Trust
113,213	6.500%, 3/25/2036, Ser. 2006-S1, Class 1A19	101,696
	J.P. Morgan Mortgage Trust
90,852	6.500%, 1/25/2035, Ser. 2005-S1, Class 1A2	94,140
59,393	3.224%, 6/25/2035, Ser. 2005-A3, Class 3A4	59,510
41,616	3.337%, 6/25/2035, Ser. 2005-A3, Class 4A1	42,022
73,391	3.489%, 7/25/2035, Ser. 2007-A1, Class 2A1	73,510
111,489	3.583%, 8/25/2035, Ser. 2005-A5, Class 1A2	111,067
168,955	3.336%, 6/25/2036, Ser. 2006-A4, Class 2A2	152,920
161,702	3.558%, 10/25/2036, Ser. 2006-A6, Class 1A2	150,367
	MASTR Alternative Loans Trust
60,882	5.000%, 9/25/2019, Ser. 2004-10, Class 3A1	61,915

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
165

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (60.5%)	Value
Collateralized Mortgage Obligations (6.6%) - continued
	Merrill Lynch Mortgage Investors, Inc.
$102,220	3.120%, 6/25/2035, Ser. 2005-A5, Class A9	$100,938
	Mill City Mortgage Loan Trust
311,717	2.750%, 11/25/2058, Ser. 2017-1, Class A1[h]	313,423
	Morgan Stanley Mortgage Loan Trust
90,714	3.275%, 11/25/2035, Ser. 2005-6AR, Class 5A1	74,945
	MortgageIT Trust
151,958	1.497%, (LIBOR 1M + 0.260%), 12/25/2035, Ser. 2005-5, Class A1[f]	151,764
	Popular ABS Mortgage Pass-Through Trust
253,000	4.202%, 11/25/2035, Ser. 2005-5, Class AF4[g]	249,828
	Preston Ridge Partners Mortgage Trust, LLC
250,000	3.470%, 9/25/2022, Ser. 2017-2A, Class A1*,c,d,g	250,000
	Pretium Mortgage Credit Partners, LLC
295,139	3.500%, 4/29/2032, Ser. 2017-NPL1, Class A1*,g	295,907
	Provident Funding Mortgage Loan Trust
171,941	3.291%, 4/25/2034, Ser. 2004-1, Class 1A1	172,453
	Residential Accredit Loans, Inc. Trust
145,820	5.500%, 2/25/2035, Ser. 2005-QS2, Class A1	143,426
228,279	1.987%, (LIBOR 1M + 0.750%), 6/25/2035, Ser. 2005-QS7, Class A3[f]	187,733
95,252	4.220%, 9/25/2035, Ser. 2005-QA10, Class A31	80,308
	Sequoia Mortgage Trust
142,828	1.856%, (LIBOR 1M + 0.620%), 11/20/2034, Ser. 2004-10, Class A1Af	141,700
	Structured Adjustable Rate Mortgage Loan Trust
130,408	3.231%, 1/25/2035, Ser. 2004-19, Class 2A2	126,733
	Structured Asset Mortgage Investments, Inc.
309,923	1.547%, (LIBOR 1M + 0.310%), 12/25/2035, Ser. 2005-AR4, Class A1[f]	274,940
	Sunset Mortgage Loan Company, LLC
53,895	4.459%, 9/18/2045, Ser. 2015-NPL1, Class A*,g	53,987
42,846	3.844%, 7/16/2047, Ser. 2016-NPL1, Class A*,g	42,859
	WaMu Mortgage Pass Through Certificates
63,420	5.000%, 11/25/2018, Ser. 2003-S12, Class 3A	64,008
139,440	3.180%, 8/25/2036, Ser. 2006-AR8, Class 3A2	132,394
90,039	3.039%, 10/25/2036, Ser. 2006-AR12, Class 1A1	87,534

Principal Amount	Long-Term Fixed Income (60.5%)	Value
Collateralized Mortgage Obligations (6.6%) - continued
$160,785	2.606%, 1/25/2037, Ser. 2006-AR18, Class 1A1	$147,887
27,614	3.215%, 8/25/2046, Ser. 2006-AR8, Class 1A1	26,013
204,720	1.849%, (12 MTA + 0.960%), 9/25/2046, Ser. 2006-AR11, Class 1Af	184,863
366,892	1.769%, (12 MTA + 0.880%), 10/25/2046, Ser. 2006-AR13, Class 1Af	328,617
114,456	1.619%, (12 MTA + 0.730%), 1/25/2047, Ser. 2006-AR19, Class 1A1Af	110,818
121,723	1.629%, (12 MTA + 0.740%), 1/25/2047, Ser. 2006-AR19, Class 1Af	103,715
	Washington Mutual Mortgage Pass Through Certificates Trust
165,306	1.639%, (12 MTA + 0.750%), 2/25/2047, Ser. 2007-OA3, Class 2Af	133,998
	Wells Fargo Commercial Mortgage Trust
400,000	3.290%, 5/15/2048, Ser. 2015-C28, Class A3	408,303
	Wells Fargo Mortgage Backed Securities 2006-AR14 Trust
136,687	3.516%, 10/25/2036, Ser. 2006-AR14, Class 2A3	128,894
	Wells Fargo Mortgage Backed Securities Trust
116,255	3.177%, 3/25/2036, Ser. 2006-AR2, Class 2A1	117,488
51,285	3.410%, 4/25/2036, Ser. 2006-AR8, Class 2A4	51,787
214,337	5.500%, 4/25/2036, Ser. 2006-4, Class 2A2	208,542
179,548	6.000%, 7/25/2037, Ser. 2007-8, Class 1A16	180,556
104,961	6.000%, 7/25/2037, Ser. 2007-10, Class 1A1	104,220

	Total	11,232,048

Communications Services (2.2%)
	Altice US Finance I Corporation
135,000	5.500%, 5/15/2026[h]	142,425
	AMC Networks, Inc.
195,000	5.000%, 4/1/2024	201,338
	America Movil SAB de CV
21,000	5.000%, 10/16/2019	22,237
	American Tower Corporation
30,000	2.800%, 6/1/2020	30,449
	AT&T, Inc.
29,000	5.875%, 10/1/2019	31,154
38,000	5.200%, 3/15/2020	40,714
30,000	2.263%, (LIBOR 3M + 0.930%), 6/30/2020[f]	30,406
105,000	2.800%, 2/17/2021	106,228
115,000	2.850%, 2/14/2023	114,434
	British Sky Broadcasting Group plc
36,000	2.625%, 9/16/2019[h]	36,241
	CCOH Safari, LLC
185,000	5.750%, 2/15/2026[h]	194,250

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
166

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (60.5%)	Value
Communications Services (2.2%) - continued
	CenturyLink, Inc.
$90,000	6.450%, 6/15/2021	$93,648
	Charter Communications Operating, LLC
67,000	3.579%, 7/23/2020	68,769
17,000	4.464%, 7/23/2022	17,953
	Clear Channel Worldwide Holdings, Inc.
245,000	6.500%, 11/15/2022	252,350
	Comcast Corporation
76,000	1.625%, 1/15/2022	74,053
	Crown Castle International Corporation
35,000	3.400%, 2/15/2021	36,027
200,000	5.250%, 1/15/2023	221,331
	CSC Holdings, LLC
20,000	5.500%, 4/15/2027[h]	20,800
	Digicel, Ltd.
184,810	6.000%, 4/15/2021*	180,400
	Discovery Communications, LLC
39,000	2.200%, 9/20/2019	39,125
75,000	2.950%, 3/20/2023	75,059
	Gray Television, Inc.
200,000	5.875%, 7/15/2026[h]	206,000
	Intelsat Jackson Holdings SA
260,000	8.000%, 2/15/2024[h]	279,500
	Moody’s Corporation
38,000	2.750%, 12/15/2021	38,288
	Neptune Finco Corporation
115,000	10.875%, 10/15/2025[h]	142,169
	Nexstar Escrow Corporation
235,000	5.625%, 8/1/2024[h]	243,225
	Orange SA
60,000	1.625%, 11/3/2019	59,582
	SFR Group SA
120,000	6.000%, 5/15/2022[h]	125,400
	Sprint Corporation
165,000	7.625%, 2/15/2025	189,750
	Telefonica Emisiones SAU
30,000	3.192%, 4/27/2018	30,243
	Time Warner, Inc.
38,000	4.875%, 3/15/2020	40,442
	Verizon Communications, Inc.
40,000	4.500%, 9/15/2020	42,923
86,000	2.946%, 3/15/2022	87,437
	Viacom, Inc.
75,000	4.250%, 9/1/2023	77,041
	Virgin Media Secured Finance plc
170,000	5.250%, 1/15/2026[h]	177,012

	Total	3,768,403

Consumer Cyclical (2.9%)
	Allison Transmission, Inc.
245,000	5.000%, 10/1/2024[h]	254,273
	American Honda Finance Corporation
57,000	2.000%, 2/14/2020	57,086
	BMW US Capital, LLC
50,000	1.500%, 4/11/2019[h]	49,847
	Brookfield Residential Properties, Inc.
235,000	6.125%, 7/1/2022[h]	245,575
	Cinemark USA, Inc.
80,000	4.875%, 6/1/2023	80,800

Principal Amount	Long-Term Fixed Income (60.5%)	Value
Consumer Cyclical (2.9%) - continued
	CVS Health Corporation
$38,000	2.750%, 12/1/2022	$38,076
	Delphi Jersey Holdings plc
185,000	5.000%, 10/1/2025[h]	188,238
	Ford Motor Credit Company, LLC
75,000	2.262%, 3/28/2019	75,255
50,000	2.597%, 11/4/2019	50,417
57,000	3.336%, 3/18/2021	58,282
	General Motors Financial Company, Inc.
50,000	3.150%, 1/15/2020	50,866
57,000	2.650%, 4/13/2020	57,442
57,000	4.375%, 9/25/2021	60,412
38,000	3.150%, 6/30/2022	38,292
	GLP Capital, LP
120,000	4.875%, 11/1/2020	126,750
	Home Depot, Inc.
35,000	2.625%, 6/1/2022	35,546
	Hyundai Capital America
38,000	2.550%, 4/3/2020[h]	37,927
37,000	2.750%, 9/18/2020[h]	36,963
	Jaguar Land Rover Automotive plc
77,000	5.625%, 2/1/2023[h]	79,984
	KB Home
71,000	4.750%, 5/15/2019	73,041
	L Brands, Inc.
77,000	6.625%, 4/1/2021	84,700
	Landry’s, Inc.
180,000	6.750%, 10/15/2024[h]	182,025
	Lennar Corporation
150,000	4.750%, 11/15/2022	158,625
270,000	4.500%, 4/30/2024	278,041
	Live Nation Entertainment, Inc.
240,000	5.375%, 6/15/2022[h]	249,600
	McDonald’s Corporation
75,000	2.625%, 1/15/2022	75,519
	MGM Resorts International
170,000	6.000%, 3/15/2023	187,425
	New Red Finance, Inc.
190,000	4.250%, 5/15/2024[h]	190,713
	Newell Rubbermaid, Inc.
35,000	3.150%, 4/1/2021	35,799
	Nissan Motor Acceptance Corporation
57,000	2.000%, 3/8/2019[h]	57,036
	Prime Security Services Borrower, LLC
225,000	9.250%, 5/15/2023[h]	248,301
	PulteGroup, Inc.
235,000	4.250%, 3/1/2021	243,812
	Ralph Lauren Corporation
35,000	2.625%, 8/18/2020	35,466
	Royal Caribbean Cruises, Ltd.
119,810	5.250%, 11/15/2022	132,765
	Scientific Games International, Inc.
155,000	7.000%, 1/1/2022[h]	164,494
	Six Flags Entertainment Corporation
170,000	4.875%, 7/31/2024[h]	172,975
	Toll Brothers Finance Corporation
52,000	4.000%, 12/31/2018	52,845
	Visa, Inc.
35,000	2.200%, 12/14/2020	35,332
	Volkswagen Group of America Finance, LLC
52,000	2.450%, 11/20/2019[h]	52,386

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
167

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (60.5%)	Value
Consumer Cyclical (2.9%) - continued
	Wabash National Corporation
$275,000	5.500%, 10/1/2025[h]	$280,500
	West Corporation
120,000	5.375%, 7/15/2022[h]	121,200
	Yum! Brands, Inc.
210,000	5.000%, 6/1/2024[h]	221,288

	Total	4,955,919

Consumer Non-Cyclical (2.3%)
	Abbott Laboratories
76,000	2.550%, 3/15/2022	76,021
57,000	3.400%, 11/30/2023	58,675
	AbbVie, Inc.
76,000	2.500%, 5/14/2020	76,899
38,000	2.900%, 11/6/2022	38,528
	Albertsons Companies, LLC
240,000	6.625%, 6/15/2024	223,500
	Amgen, Inc.
74,000	2.650%, 5/11/2022	74,583
	Anheuser-Busch InBev Finance, Inc.
60,000	2.571%, (LIBOR 3M + 1.260%), 2/1/2021[f]	62,014
45,000	2.650%, 2/1/2021	45,720
38,000	3.300%, 2/1/2023	39,385
	Anheuser-Busch InBev Worldwide, Inc.
30,000	6.500%, 7/15/2018	31,123
	BAT Capital Corporation
42,000	2.297%, 8/14/2020[h]	42,125
41,000	2.764%, 8/15/2022[h]	41,218
	Bayer U.S. Finance, LLC
50,000	2.375%, 10/8/2019[h]	50,283
	Becton, Dickinson and Company
75,000	3.125%, 11/8/2021	76,436
	Boston Scientific Corporation
25,000	6.000%, 1/15/2020	27,134
	Bunge Limited Finance Corporation
35,000	3.500%, 11/24/2020	36,018
	Cardinal Health, Inc.
39,000	1.948%, 6/14/2019	39,036
39,000	2.616%, 6/15/2022	38,957
	Celgene Corporation
35,000	3.550%, 8/15/2022	36,692
	Cott Beverages, Inc.
120,000	5.375%, 7/1/2022	125,100
	CVS Health Corporation
24,000	2.250%, 12/5/2018	24,106
	Envision Healthcare Corporation
155,000	5.125%, 7/1/2022[h]	160,812
	Express Scripts Holding Company
38,000	4.750%, 11/15/2021	41,218
35,000	3.000%, 7/15/2023	35,099
	Forest Laboratories, LLC
10,000	4.375%, 2/1/2019[h]	10,254
19,000	4.875%, 2/15/2021[h]	20,399
	Gilead Sciences, Inc.
25,000	1.950%, 3/1/2022	24,632
	HCA, Inc.
64,810	4.750%, 5/1/2023	68,618
185,000	4.500%, 2/15/2027	189,162
	JBS USA, LLC
170,000	5.750%, 6/15/2025[h]	169,362
	Kraft Heinz Foods Company
130,000	5.375%, 2/10/2020	139,422

Principal Amount	Long-Term Fixed Income (60.5%)	Value
Consumer Non-Cyclical (2.3%) - continued
	Kroger Company
$38,000	2.800%, 8/1/2022	$38,092
	Laboratory Corporation of America Holdings
20,000	2.625%, 2/1/2020	20,210
	Mead Johnson Nutrition Company
35,000	3.000%, 11/15/2020	35,950
	Medtronic Global Holdings SCA
75,000	1.700%, 3/28/2019	74,953
	Molson Coors Brewing Company
60,000	1.450%, 7/15/2019	59,341
74,000	2.250%, 3/15/2020[h]	73,942
	Mondelez International Holdings Netherlands BV
58,000	2.000%, 10/28/2021[h]	56,909
	Mylan NV
76,000	3.150%, 6/15/2021	77,314
	PepsiCo, Inc.
68,000	1.832%, (LIBOR 3M + 0.530%), 10/6/2021[f]	68,924
	Pernod Ricard SA
50,000	5.750%, 4/7/2021[h]	55,435
	Pinnacle Foods, Inc.
200,000	5.875%, 1/15/2024	212,000
	Post Holdings, Inc.
165,000	5.500%, 3/1/2025[h]	171,187
	Reynolds American, Inc.
19,000	3.250%, 6/12/2020	19,522
	Shire Acquisitions Investments Ireland Designated Activity Company
55,000	1.900%, 9/23/2019	54,885
74,000	2.400%, 9/23/2021	73,723
	Smithfield Foods, Inc.
57,000	2.700%, 1/31/2020[h]	57,167
	Teleflex, Inc.
200,000	4.875%, 6/1/2026	207,500
	Tenet Healthcare Corporation
120,000	8.125%, 4/1/2022	122,100
	Teva Pharmaceutical Finance Company BV
37,000	2.950%, 12/18/2022	35,928
	Teva Pharmaceutical Finance IV, LLC
19,000	2.250%, 3/18/2020	18,744
	Teva Pharmaceutical Finance Netherlands III BV
45,000	2.200%, 7/21/2021	43,277
	TreeHouse Foods, Inc.
110,000	4.875%, 3/15/2022	113,712
	Valeant Pharmaceuticals International
64,810	7.250%, 7/15/2022[h]	63,190
	Zoetis, Inc.
57,000	3.450%, 11/13/2020	58,921

	Total	3,935,457

Energy (2.7%)
	Alliance Resource Operating Partners, LP
170,000	7.500%, 5/1/2025[h]	176,375
	Anadarko Petroleum Corporation
40,000	8.700%, 3/15/2019	43,652
	Antero Resources Corporation
140,000	5.125%, 12/1/2022	143,150

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
168

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (60.5%)	Value
Energy (2.7%) - continued
	BP Capital Markets plc
$38,000	2.315%,2/13/2020	$38,327
162,000	2.520%,9/19/2022	162,116
	Buckeye Partners, LP
22,000	2.650%,11/15/2018	22,089
	Canadian Natural Resources, Ltd.
40,000	2.950%,1/15/2023	39,753
	Canadian Oil Sands, Ltd.
40,000	9.400%,9/1/2021[h]	48,844
	Cenovus Energy, Inc.
37,000	3.800%,9/15/2023	37,173
	Cheniere Corpus Christi Holdings, LLC
250,000	7.000%,6/30/2024	284,062
	Cheniere Energy Partners, LP
205,000	5.250%,10/1/2025[h]	209,613
	Concho Resources, Inc.
70,000	4.375%,1/15/2025	73,675
	Continental Resources, Inc.
37,000	5.000%,9/15/2022	37,601
	Crestwood Midstream Partners, LP
110,000	6.250%,4/1/2023	113,437
	Devon Energy Corporation
50,000	3.250%,5/15/2022	50,578
	Enbridge, Inc.
39,000	2.900%,7/15/2022	39,217
	Encana Corporation
69,000	3.900%,11/15/2021	71,087
	Energy Transfer Equity, LP
170,000	5.500%,6/1/2027	178,925
	Energy Transfer Partners, LP
60,000	4.150%,10/1/2020	62,652
	Enterprise Products Operating, LLC
160,000	5.250%,8/16/2077	161,400
	EOG Resources, Inc.
45,000	2.625%,3/15/2023	44,648
	EQT Corporation
5,000	5.150%,3/1/2018	5,059
26,000	8.125%,6/1/2019	28,527
39,000	3.000%,10/1/2022[c]	39,061
	Exxon Mobil Corporation
55,000	1.708%,3/1/2019	55,042
	Kinder Morgan Energy Partners, LP
76,000	3.450%,2/15/2023	76,824
	Marathon Oil Corporation
38,000	2.700%,6/1/2020	37,992
25,000	2.800%,11/1/2022	24,297
	Marathon Petroleum Corporation
35,000	3.400%,12/15/2020	36,113
	MEG Energy Corporation
77,000	6.375%,1/30/2023[h]	67,182
	MPLX, LP
58,000	4.500%,7/15/2023	61,686
330,000	4.875%,12/1/2024	355,621
	ONEOK, Inc.
57,000	7.500%,9/1/2023	68,217
	PBF Holding Company, LLC
155,000	7.250%,6/15/2025[h]	158,488
	Petrobras Global Finance BV
241,000	8.375%,5/23/2021	278,747
83,000	7.375%,1/17/2027	91,383
	Petroleos Mexicanos
37,000	6.375%,2/4/2021	40,534
85,000	6.500%,3/13/2027[h]	94,371

Principal Amount	Long-Term Fixed Income (60.5%)	Value
Energy (2.7%) - continued
	Plains All American Pipeline, LP
$28,000	5.000%, 2/1/2021	$29,442
	Regency Energy Partners, LP
120,000	5.000%, 10/1/2022	129,575
	Rowan Companies, Inc.
25,000	7.375%, 6/15/2025	24,437
	Sabine Pass Liquefaction, LLC
37,000	6.250%, 3/15/2022	41,605
37,000	5.625%, 4/15/2023	40,997
155,000	5.625%, 3/1/2025	170,931
	Schlumberger Holdings Corporation
35,000	3.000%, 12/21/2020[h]	35,838
	Southwestern Energy Company
205,000	7.500%, 4/1/2026	212,944
	Sunoco Logistics Partners Operations, LP
35,000	4.400%, 4/1/2021	36,917
	Tesoro Corporation
110,000	4.750%, 12/15/2023[h]	118,659
	Western Gas Partners, LP
39,000	4.000%, 7/1/2022	40,339
	Williams Partners, LP
54,000	4.000%, 11/15/2021	56,367

	Total	4,495,569

Financials (5.8%)
	ACE INA Holdings, Inc.
35,000	2.875%, 11/3/2022	35,636
	AIG Global Funding
78,000	2.150%, 7/2/2020[h]	77,876
	Air Lease Corporation
17,000	2.625%, 9/4/2018	17,135
	Ally Financial, Inc.
100,000	4.750%, 9/10/2018	102,210
100,000	4.125%, 3/30/2020	103,000
	American Express Credit Corporation
37,000	1.641%, (LIBOR 3M + 0.330%), 5/3/2019[f]	37,094
37,000	2.200%, 3/3/2020	37,207
35,000	2.369%, (LIBOR 3M + 1.050%), 9/14/2020[f]	35,603
	Bank of America Corporation
60,000	5.625%, 7/1/2020	65,337
37,000	2.369%, 7/21/2021	36,996
84,000	2.328%, 10/1/2021	83,895
76,000	5.700%, 1/24/2022	85,464
	Bank of Montreal
65,000	1.500%, 7/18/2019	64,581
59,000	2.100%, 6/15/2020	59,126
	Bank of New York Mellon Corporation
76,000	2.600%, 2/7/2022	76,736
	Bank of Nova Scotia
57,000	2.700%, 3/7/2022	57,551
	Barclays plc
76,000	3.200%, 8/10/2021	77,167
	BB&T Corporation
38,000	2.050%, 6/19/2018	38,106
	Bear Stearns Companies, LLC
45,000	6.400%, 10/2/2017	45,000
	BNP Paribas SA
200,000	7.625%, 3/30/2021[h,j]	219,750
	Capital One Financial Corporation
37,000	2.500%, 5/12/2020	37,166
115,000	3.050%, 3/9/2022	116,281

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
169

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (60.5%)	Value
Financials (5.8%) - continued
	CBOE Holdings, Inc.
$59,000	1.950%, 6/28/2019	$58,936
	Centene Escrow Corporation
180,000	5.625%, 2/15/2021	187,236
	Central Fidelity Capital Trust I
195,000	2.304%, (LIBOR 3M + 1.000%), 4/15/2027[f]	186,713
	Citigroup, Inc.
75,000	2.050%, 6/7/2019	75,050
76,000	2.450%, 1/10/2020	76,542
76,000	2.650%, 10/26/2020	76,766
69,000	2.350%, 8/2/2021	68,624
37,000	2.750%, 4/25/2022	37,088
	CNA Financial Corporation
55,000	5.750%, 8/15/2021	61,019
	Commonwealth Bank of Australia
75,000	2.250%, 3/10/2020[h]	75,363
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
74,000	3.950%, 11/9/2022	77,638
	Credit Agricole SA
37,000	3.375%, 1/10/2022[h]	37,843
70,000	8.125%, 12/23/2025[h,j]	82,863
	Credit Suisse Group AG
150,000	7.500%, 12/11/2023[h,j]	169,501
	Credit Suisse Group Funding Guernsey, Ltd.
114,000	3.800%, 9/15/2022	118,299
	Credit Suisse Group Funding, Ltd.
76,000	3.125%, 12/10/2020	77,509
	DDR Corporation
57,000	3.500%, 1/15/2021	57,834
	Deutsche Bank AG
42,000	2.700%, 7/13/2020	42,163
112,000	4.250%, 10/14/2021	117,349
	Digital Realty Trust, LP
60,000	2.750%, 2/1/2023	59,715
	Discover Bank
10,000	8.700%, 11/18/2019	11,173
	Fifth Third Bancorp
57,000	2.600%, 6/15/2022	56,946
	First Tennessee Bank NA
220	3.750%, (LIBOR 3M + 0.850%), 10/30/2017[f,h,j]	174,921
	Goldman Sachs Group, Inc.
90,000	7.500%, 2/15/2019	96,653
74,000	5.375%, 5/10/2020[j]	76,671
57,000	2.600%, 12/27/2020	57,424
76,000	5.250%, 7/27/2021	83,490
55,000	2.485%, (LIBOR 3M + 1.170%), 11/15/2021[f]	55,755
76,000	3.000%, 4/26/2022	76,839
39,000	2.366%, (LIBOR 3M + 1.050%), 6/5/2023[f]	39,224
	Guardian Life Global Funding
40,000	2.000%, 4/26/2021[h]	39,489
	Hartford Financial Services Group, Inc.
45,000	6.000%, 1/15/2019	47,284
	HCP, Inc.
25,000	3.750%, 2/1/2019	25,455
	Hospitality Properties Trust
40,000	4.250%, 2/15/2021	41,661
	HSBC Holdings plc
114,000	3.400%, 3/8/2021	117,524

Principal Amount	Long-Term Fixed Income (60.5%)	Value
Financials (5.8%) - continued
$76,000	6.875%, 6/1/2021[j]	$82,745
100,000	6.375%, 9/17/2024[j]	106,131
	Huntington Bancshares, Inc.
55,000	3.150%, 3/14/2021	56,379
	Icahn Enterprises, LP
90,000	6.000%, 8/1/2020	92,875
75,000	6.750%, 2/1/2024	79,125
	ILFC E-Capital Trust II
350,000	4.610%, (LIBOR 3M + 1.800%), 12/21/2065[f,h]	333,375
	ING Capital Funding Trust III
25,000	4.896%, (LIBOR 3M + 3.600%), 9/30/2017[f,j]	25,000
	International Lease Finance Corporation
76,000	4.625%, 4/15/2021	80,733
76,000	5.875%, 8/15/2022	85,075
	Intesa Sanpaolo SPA
10,000	3.875%, 1/16/2018	10,055
	Iron Mountain, Inc.
125,000	4.875%, 9/15/2027[h]	127,344
	J.P. Morgan Chase & Company
20,000	6.300%, 4/23/2019	21,340
15,000	2.250%, 1/23/2020	15,077
60,000	4.950%, 3/25/2020	64,164
57,000	1.996%, (LIBOR 3M + 0.680%), 6/1/2021[f]	57,289
57,000	2.776%, 4/25/2023	57,293
71,000	2.543%, (LIBOR 3M + 1.230%), 10/24/2023[f]	72,562
	KeyCorp
30,000	2.300%, 12/13/2018	30,159
	Liberty Mutual Group, Inc.
10,000	5.000%, 6/1/2021[h]	10,830
	Lincoln National Corporation
65,000	6.250%, 2/15/2020	70,931
	Macquarie Bank, Ltd.
200,000	6.125%, 3/8/2027[h,j]	206,940
	MetLife, Inc.
36,000	1.903%, 12/15/2017	36,032
	Mitsubishi UFJ Financial Group, Inc.
38,000	2.998%, 2/22/2022	38,512
	Morgan Stanley
25,000	2.457%, (LIBOR 3M + 1.140%), 1/27/2020[f]	25,386
76,000	2.800%, 6/16/2020	77,254
40,000	2.500%, 4/21/2021	40,120
75,000	5.500%, 7/28/2021	83,173
74,000	2.487%, (LIBOR 3M + 1.180%), 1/20/2022[f]	75,041
37,000	2.750%, 5/19/2022	37,139
26,000	4.875%, 11/1/2022	28,169
	MPT Operating Partnership, LP
110,000	5.500%, 5/1/2024	115,362
	National City Corporation
20,000	6.875%, 5/15/2019	21,520
	New York Life Global Funding
35,000	1.550%, 11/2/2018[h]	34,964
	Nomura Holdings, Inc.
21,000	2.750%, 3/19/2019	21,187
	Park Aerospace Holdings, Ltd.
250,000	5.500%, 2/15/2024[h]	262,500
	PNC Bank NA
75,000	2.450%, 11/5/2020	75,709

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
170

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (60.5%)	Value
Financials (5.8%) - continued
	Quicken Loans, Inc.
$255,000	5.750%, 5/1/2025[h]	$267,750
	Realty Income Corporation
57,000	5.750%, 1/15/2021	62,473
	Regions Bank
17,000	7.500%, 5/15/2018	17,587
	Regions Financial Corporation
35,000	3.200%, 2/8/2021	35,760
	Reinsurance Group of America, Inc.
57,000	4.700%, 9/15/2023	61,784
	Royal Bank of Canada
74,000	2.125%, 3/2/2020	74,311
	Royal Bank of Scotland Group plc
190,000	7.500%, 8/10/2020[j]	198,977
57,000	8.625%, 8/15/2021[j]	63,199
162,000	7.648%, 9/30/2031[j]	205,821
	Simon Property Group, LP
35,000	2.500%, 9/1/2020	35,419
60,000	2.500%, 7/15/2021	60,311
	Societe Generale SA
100,000	8.000%, 9/29/2025[h,j]	114,500
	Standard Chartered plc
11,000	2.100%, 8/19/2019[h]	10,986
80,000	2.821%, (LIBOR 3M + 1.510%), 1/30/2027[f,h,j]	68,400
	State Street Capital Trust IV
411,000	2.320%, (LIBOR 3M + 1.000%), 6/15/2047[f]	374,955
	State Street Corporation
35,000	2.217%, (LIBOR 3M + 0.900%), 8/18/2020[f]	35,712
	Sumitomo Mitsui Banking Corporation
25,000	1.884%, (LIBOR 3M + 0.580%), 1/16/2018[f]	25,034
	Sumitomo Mitsui Financial Group, Inc.
74,000	2.934%, 3/9/2021	75,198
37,000	2.784%, 7/12/2022	37,092
	SunTrust Banks, Inc.
35,000	2.900%, 3/3/2021	35,594
	Synchrony Financial
45,000	3.000%, 8/15/2019	45,731
15,000	2.541%, (LIBOR 3M + 1.230%), 2/3/2020[f]	15,150
	Toronto-Dominion Bank
40,000	2.153%, (LIBOR 3M + 0.840%), 1/22/2019[f]	40,351
	2.249%, (LIBOR 3M +
35,000	0.930%), 12/14/2020[f]	35,619
	UBS Group Funding Jersey, Ltd.
74,000	3.000%, 4/15/2021[h]	75,002
	UnitedHealth Group, Inc.
35,000	3.350%, 7/15/2022	36,541
	USB Realty Corporation
235,000	2.451%, (LIBOR 3M + 1.147%), 1/15/2022[f,h,j]	205,919
	Voya Financial, Inc.
14,000	2.900%, 2/15/2018	14,061
	Wachovia Capital Trust II
50,000	1.804%, (LIBOR 3M + 0.500%), 1/15/2027[f]	47,000
	Wells Fargo & Company
35,000	2.100%, 7/26/2021	34,668
38,000	2.625%, 7/22/2022	38,062

Principal Amount	Long-Term Fixed Income (60.5%)	Value
Financials (5.8%) - continued
$74,000	2.423%, (LIBOR 3M + 1.110%), 1/24/2023[f]	$75,277
80,000	2.541%, (LIBOR 3M + 1.230%), 10/31/2023[f]	81,812
	Welltower, Inc.
57,000	4.950%, 1/15/2021	61,152
	Westpac Banking Corporation
75,000	2.166%, (LIBOR 3M + 0.850%), 8/19/2021[f]	75,820
	XL Group plc
80,000	3.761%, (LIBOR 3M + 2.458%), 11/2/2017[f,j]	72,100

	Total	9,726,095

Foreign Government (14.1%)
	Argentina Government International Bond
445,000	6.875%, 4/22/2021	484,605
279,000	5.625%, 1/26/2022	292,671
554,000	7.500%, 4/22/2026	621,865
220,000	6.875%, 1/26/2027	237,600
499,455	8.280%, 12/31/2033	580,616
168,000	7.125%, 7/6/2036	176,148
415,039	2.500%, 12/31/2038[g]	294,678
193,000	7.625%, 4/22/2046	214,230
	Brazil Government International Bond
411,000	4.875%, 1/22/2021	439,786
580,000	2.625%, 1/5/2023	556,075
221,000	6.000%, 4/7/2026	245,310
279,000	7.125%, 1/20/2037	331,312
338,000	5.000%, 1/27/2045	314,577
143,000	5.625%, 2/21/2047	144,430
	Colombia Government International Bond
280,000	4.375%, 7/12/2021	298,760
330,000	2.625%, 3/15/2023	323,812
180,000	4.000%, 2/26/2024	187,560
140,000	3.875%, 4/25/2027	142,240
160,000	7.375%, 9/18/2037	211,040
312,000	5.625%, 2/26/2044	348,816
288,000	5.000%, 6/15/2045	296,280
	Croatia Government International Bond
48,000	6.750%, 11/5/2019[h]	52,013
330,000	6.625%, 7/14/2020[h]	363,351
170,000	6.000%, 1/26/2024[h]	194,138
	Hungary Government International Bond
472,000	5.750%, 11/22/2023	546,949
468,000	5.375%, 3/25/2024	535,275
	Indonesia Government International Bond
357,000	4.875%, 5/5/2021[h]	384,766
80,000	3.750%, 4/25/2022[h]	83,011
291,000	3.375%, 4/15/2023[h]	295,860
358,000	5.875%, 1/15/2024[h]	410,398
64,000	4.125%, 1/15/2025[h]	67,166
241,000	4.750%, 1/8/2026[h]	262,769
280,000	8.500%, 10/12/2035[h]	415,293
146,000	6.750%, 1/15/2044[h]	195,047
559,000	5.125%, 1/15/2045[h]	617,655
	Mexico Government International Bond
174,000	5.750%, 10/12/2110	186,528

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
171

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (60.5%)	Value
Foreign Government (14.1%) - continued
$396,000	4.000%, 10/2/2023	$418,651
388,000	3.600%, 1/30/2025	397,700
361,000	4.125%, 1/21/2026	380,314
171,000	4.150%, 3/28/2027	179,730
113,000	6.750%, 9/27/2034	148,143
160,000	6.050%, 1/11/2040	192,000
388,000	4.750%, 3/8/2044	399,834
224,000	5.550%, 1/21/2045	257,488
196,000	4.600%, 1/23/2046	197,960
185,000	4.350%, 1/15/2047	179,913
	Panama Government International Bond
146,000	4.000%, 9/22/2024	155,855
270,000	3.750%, 3/16/2025	282,150
88,000	9.375%, 4/1/2029	132,660
230,000	6.700%, 1/26/2036	304,175
	Peru Government International Bond
105,000	5.625%, 11/18/2050	132,562
334,000	8.750%, 11/21/2033	525,716
	Philippines Government International Bond
208,000	4.000%, 1/15/2021	220,605
245,000	7.750%, 1/14/2031	356,507
246,000	6.375%, 10/23/2034	330,986
103,000	5.000%, 1/13/2037	121,618
205,000	3.950%, 1/20/2040	212,307
	Romania Government International Bond
230,000	4.375%, 8/22/2023[h]	246,580
124,000	4.875%, 1/22/2024[h]	136,735
52,000	6.125%, 1/22/2044[h]	66,050
	Russia Government International Bond
188,000	3.500%, 1/16/2019[h]	190,761
940,000	5.000%, 4/29/2020[h]	996,400
335,000	4.875%, 9/16/2023[h]	364,802
200,000	4.750%, 5/27/2026[h]	212,000
248,965	7.500%, 3/31/2030[h]	292,994
361,000	5.625%, 4/4/2042[h]	400,804
	South Africa Government International Bond
55,000	5.500%, 3/9/2020	58,494
233,000	5.875%, 5/30/2022	255,819
210,000	4.875%, 4/14/2026	211,774
241,000	4.300%, 10/12/2028	227,028
	Turkey Government International Bond
219,000	7.000%, 6/5/2020	239,126
445,000	5.125%, 3/25/2022	465,950
239,000	6.250%, 9/26/2022	262,142
335,000	5.750%, 3/22/2024	355,879
475,000	4.250%, 4/14/2026	456,313
235,000	4.875%, 10/9/2026	233,434
328,000	6.875%, 3/17/2036	370,066
215,000	6.750%, 5/30/2040	238,825
223,000	4.875%, 4/16/2043	198,023
335,000	6.625%, 2/17/2045	369,706

	Total	23,729,209

Mortgage-Backed Securities (12.9%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
1,525,000	3.000%, 10/1/2032[c]	1,566,870

Principal Amount	Long-Term Fixed Income (60.5%)	Value
Mortgage-Backed Securities (12.9%) - continued
	Federal Home Loan Mortgage Corporation Gold 20-Yr. Pass Through
$23,566	5.500%, 9/1/2024	$25,946
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
1,475,000	4.000%, 10/1/2047[c]	1,552,553
	Federal National Mortgage Association Conventional 20-Yr. Pass Through
178,602	6.000%, 8/1/2024	200,861
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
2,000,000	3.500%, 11/1/2046[c]	2,057,305
4,050,000	3.000%, 10/1/2047[c]	4,061,074
6,150,000	3.500%, 10/1/2047[c]	6,337,623
4,475,000	4.000%, 10/1/2047[c]	4,709,938
1,075,000	4.500%, 10/1/2047[c]	1,153,483

	Total	21,665,653

Technology (1.4%)
	Alliance Data Systems Corporation
75,000	5.375%, 8/1/2022[h]	77,250
	Apple, Inc.
74,000	2.850%, 5/6/2021	76,023
	1.659%, (LIBOR 3M +
74,000	0.350%), 5/11/2022[f]	74,456
	Baidu, Inc.
40,000	3.000%, 6/30/2020	40,547
	Broadcom Corporation
74,000	2.375%, 1/15/2020[h]	74,398
	CDK Global, Inc.
100,000	4.875%, 6/1/2027[h]	102,750
	CommScope Technologies Finance, LLC
130,000	6.000%, 6/15/2025[h]	138,938
	Diamond 1 Finance Corporation
35,000	3.480%, 6/1/2019[h]	35,670
76,000	5.450%, 6/15/2023[h]	83,354
	Equinix, Inc.
155,000	5.750%, 1/1/2025	166,819
	Fidelity National Information Services, Inc.
20,000	3.625%, 10/15/2020	20,822
75,000	2.250%, 8/15/2021	74,477
	First Data Corporation
110,000	5.375%, 8/15/2023[h]	115,060
	Hewlett Packard Enterprise Company
96,000	3.600%, 10/15/2020	99,489
	Inception Merger Sub, Inc.
175,000	8.625%, 11/15/2024[h]	186,594
	Intel Corporation
60,000	1.700%, 5/19/2021	59,413
35,000	3.100%, 7/29/2022	36,394
	Iron Mountain, Inc.
64,810	6.000%, 8/15/2023	68,618
	Microsoft Corporation
76,000	2.400%, 2/6/2022	76,896
	NetApp, Inc.
62,000	2.000%, 9/27/2019	61,970
	NXP BV
170,000	3.875%, 9/1/2022[h]	177,225

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
172

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (60.5%)	Value
Technology (1.4%) - continued
	Oracle Corporation
$30,000	2.500%, 5/15/2022	$30,389
	Plantronics, Inc.
200,000	5.500%, 5/31/2023[h]	207,500
	Sensata Technologies BV
130,000	4.875%, 10/15/2023[h]	136,662
	Texas Instruments, Inc.
30,000	1.750%, 5/1/2020	29,894
	VMware, Inc.
47,000	2.300%, 8/21/2020	47,129

	Total	2,298,737

Transportation (0.4%)
	Air Canada Pass Through Trust
12,821	3.875%, 3/15/2023[h]	12,885
	American Airlines Pass Through Trust
14,590	4.950%, 1/15/2023	15,630
	Avis Budget Car Rental, LLC
95,000	5.125%, 6/1/2022[h]	96,306
	Delta Air Lines, Inc.
15,896	4.950%, 5/23/2019	16,411
57,000	2.875%, 3/13/2020	57,633
	J.B. Hunt Transport Services, Inc.
35,000	3.300%, 8/15/2022	35,860
	United Airlines Pass Through Trust
35,000	3.700%, 12/1/2022	36,138
	United Continental Holdings, Inc.
205,000	4.250%, 10/1/2022	206,538
	XPO Logistics, Inc.
200,000	6.500%, 6/15/2022[h]	210,000

	Total	687,401

Utilities (1.4%)
	Alabama Power Company
38,000	2.450%, 3/30/2022	38,008
	Ameren Corporation
35,000	2.700%, 11/15/2020	35,454
	Arizona Public Service Company
20,000	2.200%, 1/15/2020	20,075
	Berkshire Hathaway Energy Company
48,000	2.400%, 2/1/2020	48,437
	Calpine Corporation
100,000	6.000%, 1/15/2022[h]	103,500
105,000	5.375%, 1/15/2023	102,260
	CenterPoint Energy, Inc.
40,000	2.500%, 9/1/2022	39,959
	Consolidated Edison, Inc.
38,000	2.000%, 3/15/2020	38,013
	Dominion Energy, Inc.
25,000	1.600%, 8/15/2019	24,836
74,000	2.579%, 7/1/2020	74,510
	DTE Energy Company
46,000	2.400%, 12/1/2019	46,248
	Duke Energy Corporation
80,000	2.400%, 8/15/2022	79,407
	Dynegy, Inc.
140,000	7.375%, 11/1/2022	146,300
	Edison International
37,000	2.125%, 4/15/2020	36,994
	Emera U.S. Finance, LP
40,000	2.150%, 6/15/2019	40,012
	Eversource Energy
15,000	1.600%, 1/15/2018	14,999
	Exelon Generation Company, LLC
20,000	5.200%, 10/1/2019	21,209

Principal Amount	Long-Term Fixed Income (60.5%)	Value
Utilities (1.4%) - continued
$55,000	2.950%, 1/15/2020	$55,966
	FirstEnergy Corporation
59,000	2.850%, 7/15/2022	59,117
	Fortis, Inc.
55,000	2.100%, 10/4/2021	53,988
	NextEra Energy Capital Holdings, Inc.
35,000	2.300%, 4/1/2019	35,175
	NextEra Energy Partners, LP
200,000	4.250%, 9/15/2024[h]	204,250
	NiSource Finance Corporation
50,000	5.450%, 9/15/2020	54,433
	NRG Energy, Inc.
64,810	6.625%, 3/15/2023	66,997
100,000	7.250%, 5/15/2026	107,250
	Pacific Gas & Electric Company
26,000	5.625%, 11/30/2017	26,173
	PG&E Corporation
19,000	2.400%, 3/1/2019	19,097
	PPL Capital Funding, Inc.
85,000	3.500%, 12/1/2022	88,214
	PSEG Power, LLC
75,000	3.000%, 6/15/2021	76,354
	Sempra Energy
36,000	6.150%, 6/15/2018	37,089
15,000	2.400%, 3/15/2020	15,054
	Southern California Edison Company
10,000	2.400%, 2/1/2022	10,032
	Southern Company
80,000	1.850%, 7/1/2019	79,951
37,000	2.350%, 7/1/2021	36,785
	Tallgrass Energy Partners, LP
305,000	5.500%, 1/15/2028[h]	309,956
	TransCanada Trust
150,000	5.875%, 8/15/2076	162,750

	Total	2,408,852

	Total Long-Term Fixed Income (cost $99,981,261)	101,957,563

Shares	Registered Investment Companies (3.0%)	Value
Affiliated Fixed Income Holdings (0.3%)
48,745	Thrivent Core Emerging Market Debt Fund	482,092

	Total	482,092

Equity Funds/Exchange Traded Funds (<0.1%)
6,450	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	86,430
7,376	BlackRock Resources & Commodities Strategy Trust	65,573
3,200	Guggenheim Multi-Asset Income ETF	69,440

	Total	221,443

Fixed Income Funds/Exchange Traded Funds (2.6%)
32,160	Aberdeen Asia-Pacific Income Fund, Inc.	165,946
1,650	iShares J.P. Morgan USD Emerging Markets Bond ETF	192,093
43,472	MFS Intermediate Income Trust	186,060
27,060	SPDR Bloomberg Barclays High Yield Bond ETF	1,009,879
24,789	Templeton Global Income Fund	167,078
28,955	Vanguard Short-Term Corporate Bond ETF	2,320,164

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
173

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Registered Investment Companies (3.0%)	Value
Fixed Income Funds/Exchange Traded Funds (2.6%) - continued
11,660	Western Asset Emerging Markets Debt Fund, Inc.	$183,528
33,344	Western Asset High Income Opportunity Fund, Inc.	171,055

	Total	4,395,803

	Total Registered Investment
	Companies (cost $5,236,311)	5,099,338

Shares	Preferred Stock (1.3%)	Value
Consumer Non-Cyclical (<0.1%)
2,280	CHS, Inc., 7.100%[j]	66,143

	Total	66,143

Energy (0.1%)
2,602	Alpha Natural Resources, Inc., 0.000%[k]	59,846
2,602	ANR Holdings, Inc., 0.000%[k]	16,132
2,800	NuStar Logistics, LP, 7.625%	71,008

	Total	146,986

Financials (1.2%)
1,870	Agribank FCB, 6.875%[j]	206,635
10,320	Citigroup, Inc., 6.875%[j]	299,177
1,800	Citigroup, Inc., 7.681%[f]	50,004
1,445	Cobank ACB, 6.250%*,j	154,931
5,180	Countrywide Capital V, 7.000%	134,732
7,800	GMAC Capital Trust I, 7.100%[f]	205,920
7,400	Goldman Sachs Group, Inc., 5.500%[j]	201,650
6,900	Morgan Stanley, 7.125%[j]	202,446
4,839	U.S. Bancorp, 6.500%[j]	141,057
249	Wells Fargo & Company, Convertible, 7.500%[j]	327,435

	Total	1,923,987

	Total Preferred Stock (cost $1,940,652)	2,137,116

Shares	Common Stock (0.4%)	Value
Energy (0.2%)
851	Arch Coal, Inc.	61,051
3,502	Contura Energy, Inc.	207,598

	Total	268,649

Financials (0.2%)
24,658	Apollo Investment Corporation	150,660
11,355	Ares Capital Corporation	186,109

	Total	336,769

Materials (<0.1%)
7,833	Verso Corporation[k]	39,870

	Total	39,870

	Total Common Stock (cost $655,306)	645,288

Shares or Principal Amount	Short-Term Investments (18.7%)[l]	Value
	Federal Home Loan Bank Discount Notes
100,000	1.030%, 11/7/2017[m]	99,900
100,000	1.039%, 11/15/2017[m]	99,877

Shares or Principal Amount	Short-Term Investments (18.7%)[l]	Value
	Thrivent Core Short-Term Reserve Fund
3,136,055	1.340%	$31,360,544

	Total Short-Term Investments (cost $31,560,302)	31,560,321

	Total Investments (cost $192,575,709) 115.3%	$194,334,895

	Other Assets and Liabilities, Net (15.3%)	(25,721,443)

	Total Net Assets 100.0%	$168,613,452

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d

Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the Notes to Financial Statements.

e

Denotes payment-in-kind security. The security paid an interest or dividend payment with additional fixed income or equity securities in lieu of, or in addition to a cash payment. The cash rate and/or payment-in-kind rate shown are as of 9/29/2017.

f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 29, 2017.
g

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 29, 2017.

h

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of September 29, 2017, the value of these investments was $22,223,141 or 13.2% of total net assets.

i	All or a portion of the security is insured or guaranteed.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
k	Non-income producing security.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Opportunity Income Plus Portfolio as of September 29, 2017 was $6,147,030 or 3.6% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of September 29, 2017.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
174

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Security	Acquisition Date	Cost
AJAX Mortgage Loan Trust, 4/25/2057	5/19/2017	$259,151
ALM XI Ltd., 10/17/2026	4/28/2017	300,000
Angel Oak Mortgage Trust, 11/25/2045	12/10/2015	46,543
Apidos CLO XVIII, 7/22/2026	4/4/2017	200,000
BlueMountain CLO, Ltd., 10/15/2026	4/10/2017	425,113
CLUB Credit Trust, 4/17/2023	6/14/2017	249,999
Cobank ACB, 6.250%, 10/1/2022	1/15/2016	149,738
College Ave Student Loans, LLC, 11/26/2046	7/11/2017	273,960
COLT Mortgage Loan Trust, 9/25/2046	9/9/2016	126,836
Digicel, Ltd., 4/15/2021	8/19/2013	185,717
FRS, LLC, 4/15/2043	11/17/2016	46,316
GCAT, LLC, 3/25/2047	3/22/2017	317,609
Madison Park Funding XIV, Ltd., 7/20/2026	4/13/2017	425,000
Mariner Finance Issuance Trust, 2/20/2029	2/16/2017	299,941
Murray Hill Marketplace Trust, 11/25/2022	10/6/2016	24,260
NRZ Advance Receivables Trust Advance Receivables Backed, 6/15/2049	6/23/2016	150,000
Oak Hill Advisors Residential Loan Trust, 6/25/2057	8/8/2017	348,727
Octagon Investment Partners XX, Ltd., 8/12/2026	4/21/2017	275,000
Preston Ridge Partners Mortgage Trust, LLC, 9/25/2022	9/27/2017	249,976
Preston Ridge Partners Mortgage Trust, LLC, 9/27/2021	9/23/2016	158,705
Preston Ridge Partners Mortgage Trust, LLC, 1/25/2022	1/24/2017	179,639
Pretium Mortgage Credit Partners, LLC, 4/29/2032	3/31/2017	295,139
Sunset Mortgage Loan Company, LLC, 9/18/2045	10/2/2015	53,895
Sunset Mortgage Loan Company, LLC, 7/16/2047	7/27/2016	42,846
Upstart Securitization Trust, 6/20/2024	6/13/2017	281,342
US Residential Opportunity Fund Trust, 7/27/2036	7/20/2016	188,897
Voya CLO 4, Ltd., 10/14/2026	6/16/2017	350,000
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	263,602

    Reference Rate Index:

12 MTA	-	12 Month Treasury Average
CMT 1Y	-	Constant Maturity Treasury Yield 1 Year
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
LIBOR 6M	-	ICE Libor USD Rate 6 Month

    Definitions:

ETF	-	Exchange Traded Fund
Fac.	-	Facility/Facilities
FNMA	-	Federal National Mortgage Association
PIK	-	Payment-In-Kind
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
175

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 29, 2017, in valuing Opportunity Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	3,744,976	–	3,401,576	343,400
Capital Goods	3,926,812	–	3,190,512	736,300
Communications Services	16,754,573	–	15,465,511	1,289,062
Consumer Cyclical	6,250,673	–	6,115,673	135,000
Consumer Non-Cyclical	8,031,319	–	8,031,319	–
Energy	1,264,117	–	1,011,617	252,500
Financials	3,902,105	–	3,902,105	–
Technology	5,302,995	–	5,302,995	–
Transportation	1,816,128	–	1,419,998	396,130
Utilities	1,941,571	–	1,695,434	246,137
Long-Term Fixed Income
Asset-Backed Securities	8,207,500	–	8,207,500	–
Basic Materials	2,316,783	–	2,316,783	–
Capital Goods	2,529,937	–	2,529,937	–
Collateralized Mortgage Obligations	11,232,048	–	10,982,048	250,000
Communications Services	3,768,403	–	3,768,403	–
Consumer Cyclical	4,955,919	–	4,955,919	–
Consumer Non-Cyclical	3,935,457	–	3,935,457	–
Energy	4,495,569	–	4,495,569	–
Financials	9,726,095	–	9,726,095	–
Foreign Government	23,729,209	–	23,729,209	–
Mortgage-Backed Securities	21,665,653	–	21,665,653	–
Technology	2,298,737	–	2,298,737	–
Transportation	687,401	–	687,401	–
Utilities	2,408,852	–	2,408,852	–
Registered Investment Companies
Fixed Income Funds/Exchange Traded Funds	4,395,803	4,395,803	–	–
Affiliated Fixed Income Holdings	482,092	482,092	–	–
Equity Funds/Exchange Traded Funds	221,443	221,443	–	–
Preferred Stock
Consumer Non-Cyclical	66,143	66,143	–	–
Energy	146,986	71,008	75,978	–
Financials	1,923,987	1,562,421	361,566	–
Common Stock
Energy	268,649	268,649	–	–
Financials	336,769	336,769	–	–
Materials	39,870	39,870	–	–
Short-Term Investments	199,777	–	199,777	–

Subtotal Investments in Securities	$162,974,351	$7,444,198	$151,881,624	$3,648,529

Other Investments *	Total
Short-Term Investments	31,360,544

Subtotal Other Investments	$31,360,544

Total Investments at Value	$194,334,895

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	56,891	56,891	–	–

Total Asset Derivatives	$56,891	$56,891	$–	$–
Liability Derivatives
Futures Contracts	146,416	146,416	–	–

Total Liability Derivatives	$146,416	$146,416	$–	$–

There were no significant transfers between Levels during the period ended September 29, 2017. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
176

OPPORTUNITY INCOME PLUS PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

The following table presents Opportunity Income Plus Portfolio’s futures contracts held as of September 29, 2017. Investments and/or cash totaling $199,778 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 5-Yr. U.S. Treasury Bond Future	10	December 2017	$1,186,359	$1,175,000	($11,359)
CME Ultra Long Term U.S. Treasury Bond	10	December 2017	1,681,674	1,651,250	(30,424)
Total Futures Long Contracts					($41,783)
CBOT 10-Yr. U.S. Treasury Bond Future	(17)	December 2017	($2,154,696)	($2,130,313)	$24,383
CBOT 2-Yr. U.S. Treasury Note	(16)	December 2017	(3,461,201)	(3,451,250)	9,951
CBOT U.S. Long Bond	(5)	December 2017	(778,382)	(764,062)	14,320
S&P 500 Index Futures	(8)	December 2017	(4,927,567)	(5,032,200)	(104,633)
Ultra 10-Yr. U.S. Treasury Note	(4)	December 2017	(545,550)	(537,313)	8,237
Total Futures Short Contracts					($47,742)
Total Futures Contracts					($89,525)

Reference Description:
CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
S&P	-	Standard & Poor’s

The following table presents Opportunity Income Plus Portfolio’s options contracts held as of September 29, 2017.

Option_Description (Underlying Security Description)	Counter- party	Number of Contracts	Exercise Price	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
FNMA Conventional 30-Yr. Pass Through Call Option(*)	JPM	(4)	$101.08	October 2017	(4,061,074)	($405)	$15,099
(Federal National Mortgage Association Conventional 30-Yr. Pass Through)
Total Options Written Contracts						($405)	$15,099

(*)

Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the Notes to Financial Statements.

Counterparty
JPM	-	J.P. Morgan

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Short-Term Reserve Fund is established for the sole use of affiliated portfolios. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending for the Portfolio. Thrivent Cash Management Trust is established for the sole use of affiliated portfolios.

A summary of transactions (in thousands) for the fiscal year to date, in Opportunity Income Plus Portfolio, is as follows:

Portfolio	Value 12/31/2016	Gross Purchases	Gross Sales	Gain/ (Loss)		Unrealized Appreciation/ (Depreciation)	Shares Held at 9/29/2017	Value 9/29/2017	Income Earned 1/1/2017 -9/29/2017
Core Short-Term Reserve Fund	$26,649	$90,500	$85,788	$–		$–	3,136	$31,361	$241
Core Emerging Market Debt	–	484	–	–	(2)		49	482	1
Total Value and Income Earned	$26,649			$–		$(2)		$31,843	$242

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
177

PARTNER HEALTHCARE PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (97.0%)	Value
Biotechnology (25.2%)
36,040	AbbVie, Inc.	$3,202,514
12,700	ACADIA Pharmaceuticals, Inc.[a]	478,409
30,780	Acceleron Pharma, Inc.[a]	1,148,710
8,780	Agios Pharmaceuticals, Inc.[a]	586,065
15,860	Alkermes plc[a]	806,322
26,100	Alnylam Pharmaceuticals, Inc.[a]	3,066,489
35,030	Amgen, Inc.	6,531,344
6,744	Aquinox Pharmaceuticals, Inc.[a]	95,697
10,150	Avexis, Inc.[a]	981,810
12,790	Biogen, Inc.[a]	4,004,805
8,030	Biohaven Pharmaceutical Holding Company, Ltd.[a]	300,161
15,989	BioMarin Pharmaceutical, Inc.[a]	1,488,096
4,820	Bioverativ, Inc.[a]	275,077
45,970	Celgene Corporation[a]	6,703,345
6,100	Clementia Pharmaceuticals, Inc.[a]	103,029
5,480	FibroGen, Inc.[a]	294,824
2,500	Galapagos NVa	254,375
3,815	Genomic Health, Inc.[a]	122,423
26,810	Gilead Sciences, Inc.	2,172,146
10,300	Global Blood Therapeutics, Inc.[a]	319,815
27,390	Halozyme Therapeutics, Inc.[a]	475,764
9,139	Incyte Corporation[a]	1,066,887
30,470	Insmed, Inc.[a]	950,969
3,900	Karyopharm Therapeutics, Inc.[a]	42,822
17,310	Myovant Sciences, Ltd.[a]	267,786
5,553	Nightstar Therapeutics plc[a]	106,618
4,150	Regeneron Pharmaceuticals, Inc.[a]	1,855,548
20,710	REGENXBIO, Inc.[a]	682,395
5,660	Sage Therapeutics, Inc.[a]	352,618
26,880	Sarepta Therapeutics, Inc.[a]	1,219,277
13,400	Seattle Genetics, Inc.[a]	729,094
5,400	Spark Therapeutics, Inc.[a]	481,464
30,930	Syndax Pharmaceuticals, Inc.[a]	361,881
10,670	TESARO, Inc.[a]	1,377,497
12,600	Ultragenyx Pharmaceutical, Inc.[a]	671,076
32,020	Vertex Pharmaceuticals, Inc.[a]	4,868,321

	Total	48,445,473

Consumer Discretionary (0.4%)
25,400	Service Corporation International	876,300

	Total	876,300

Health Care (5.3%)
2,858	Cooper Companies, Inc.	677,660
12,300	Daiichi Sankyo Company, Ltd.	277,571
18,340	Merck KGaA	2,042,574
10,600	Nevro Corporation[a]	963,328
1,320	Prothena Corporation plc[a]	85,496
9,200	Takeda Pharmaceutical Company, Ltd.	508,723
3,080	Teleflex, Inc.	745,268
15,250	Thermo Fisher Scientific, Inc.	2,885,300
30,170	Zoetis, Inc.	1,923,639

	Total	10,109,559

Health Care Distributors (1.1%)
7,510	AmerisourceBergen Corporation	621,452
9,580	McKesson Corporation	1,471,584

	Total	2,093,036

Health Care Equipment (22.1%)
96,290	Abbott Laboratories	5,138,035
80,310	Baxter International, Inc.	5,039,453
8,890	Becton, Dickinson and Company	1,741,996
212,220	Boston Scientific Corporation[a]	6,190,457

Shares	Common Stock (97.0%)	Value
Health Care Equipment (22.1%) - continued
6,841	Edwards Lifesciences Corporation[a]	$747,790
50,710	Hologic, Inc.[a]	1,860,550
2,940	Intuitive Surgical, Inc.[a]	3,074,887
8,930	iRhythm Technologies, Inc.[a]	463,288
17,900	Masimo Corporation[a]	1,549,424
96,620	Medtronic plc	7,514,137
21,250	ResMed, Inc.	1,635,400
42,820	Stryker Corporation	6,081,296
13,940	Varian Medical Systems, Inc.[a]	1,394,836

	Total	42,431,549

Health Care Facilities (1.3%)
15,840	HCA Holdings, Inc.[a]	1,260,706
11,610	Universal Health Services, Inc.	1,288,013

	Total	2,548,719

Health Care Services (4.5%)
35,630	Amedisys, Inc.[a]	1,993,855
38,890	DaVita, Inc.[a]	2,309,677
38,040	Quest Diagnostics, Inc.	3,562,065
23,100	Teladoc, Inc.[a]	765,765

	Total	8,631,362

Health Care Supplies (0.2%)
1,640	Align Technology, Inc.[a]	305,483

	Total	305,483

Information Technology (0.8%)
24,620	Agilent Technologies, Inc.	1,580,604

	Total	1,580,604

Managed Health Care (18.3%)
17,100	Aetna, Inc.	2,719,071
14,200	Anthem, Inc.	2,696,296
20,950	Centene Corporation[a]	2,027,331
27,419	CIGNA Corporation	5,125,708
7,400	HealthEquity, Inc.[a]	374,292
23,220	Humana, Inc.	5,657,089
81,129	UnitedHealth Group, Inc.	15,889,115
3,800	Wellcare Health Plans, Inc.[a]	652,612

	Total	35,141,514

Pharmaceuticals (17.8%)
19,560	Allergan plc	4,008,822
34,500	AstraZeneca plc	2,294,297
32,850	AstraZeneca plc ADR	1,112,958
61,190	Bristol-Myers Squibb Company	3,900,251
10,000	Chugai Pharmaceutical Company, Ltd.	415,561
12,000	Dermira, Inc.[a]	324,000
8,500	Eisai Company, Ltd.	436,499
38,730	Eli Lilly and Company	3,312,964
44,300	GlaxoSmithKline plc	885,583
1,900	Jazz Pharmaceuticals, Inc.[a]	277,875
33,149	Johnson & Johnson	4,309,701
9,600	Mallinckrodt, LLC[a]	358,752
57,660	Merck & Company, Inc.	3,691,970
6,120	Novartis AG ADR	525,402
25,720	Novo Nordisk AS ADR	1,238,418
70,915	Pfizer, Inc.	2,531,665
3,500	Reata Pharmaceuticals, Inc.[a]	108,850
5,680	Roche Holding AG-Genusschein	1,451,922
11,980	Sanofi	1,192,563
29,450	Sanofi ADR	1,466,316
2,780	Theravance Biopharma, Inc.[a]	95,187

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
178

PARTNER HEALTHCARE PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (97.0%)	Value
Pharmaceuticals (17.8%) - continued
58,500	Wuxi Biologics (Cayman), Inc.[a,b]	$297,769

	Total	34,237,325

	Total Common Stock (cost $186,145,798)	186,400,924

Shares or Principal Amount	Short-Term Investments (3.7%)[c]	Value
	Thrivent Core Short-Term Reserve Fund
709,218	1.340%	7,092,178

	Total Short-Term Investments (cost $7,092,179)	7,092,178

	Total Investments (cost $193,237,977) 100.7%	$193,493,102

	Other Assets and Liabilities, Net (0.7%)	(1,309,011)

	Total Net Assets 100.0%	$192,184,091

a	Non-income producing security.
b

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of September 29, 2017, the value of these investments was $297,769 or 0.2% of total net assets.

c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
179

PARTNER HEALTHCARE PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 29, 2017, in valuing Partner Healthcare Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Biotechnology	48,445,473	48,445,473	–	–
Consumer Discretionary	876,300	876,300	–	–
Health Care	10,109,559	7,280,691	2,828,868	–
Health Care Distributors	2,093,036	2,093,036	–	–
Health Care Equipment	42,431,549	42,431,549	–	–
Health Care Facilities	2,548,719	2,548,719	–	–
Health Care Services	8,631,362	8,631,362	–	–
Health Care Supplies	305,483	305,483	–	–
Information Technology	1,580,604	1,580,604	–	–
Managed Health Care	35,141,514	35,141,514	–	–
Pharmaceuticals	34,237,325	27,263,131	6,974,194	–
Subtotal Investments in Securities	$186,400,924	$176,597,862	$9,803,062	$–

Other Investments*	Total

Short-Term Investments	7,092,178

Subtotal Other Investments	$7,092,178

Total Investments at Value	$193,493,102

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended September 29, 2017. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Short-Term Reserve Fund is established for the sole use of affiliated portfolios. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending for the Portfolio. Thrivent Cash Management Trust is established for the sole use of affiliated portfolios.

A summary of transactions (in thousands) for the fiscal year to date, in Partner Healthcare Portfolio, is as follows:

Portfolio	Value 12/31/2016	Gross Purchases	Gross Sales	Gain/ (Loss)	Unrealized Appreciation/ (Depreciation)	Shares Held at 9/29/2017	Value 9/29/2017	Income Earned 1/1/2017 - 9/29/2017
Core Short-Term Reserve Fund	$8,211	$57,864	$58,983	$–	$–	709	$7,092	$71
Total Value and Income Earned	$8,211			$–	$–		$7,092	$71

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
180

PARTNER EMERGING MARKETS EQUITY PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (92.4%)	Value
Brazil (12.6%)
180,700	Ambev SA	$1,200,425
214,913	Banco Bradesco SA ADR	2,379,087
65,900	BRF SAa	952,977
149,415	Lojas Renner SA	1,698,354
43,556	Multiplan Empreendimentos Imobiliarios SA	1,011,766
72,600	Ultrapar Participacoes SA	1,732,965
154,912	Vale SA ADR	1,559,964

	Total	10,535,538

Cayman Islands (1.5%)
138,000	China Resources Land, Ltd.	424,310
19,200	Tencent Holdings, Ltd.	839,437

	Total	1,263,747

Chile (2.3%)
34,770	Banco Santander Chile SA ADR	1,033,017
86,340	S.A.C.I. Falabella	842,005

	Total	1,875,022

China (5.5%)
246,117	Hangzhou Hikvision Digital Technology Company, Ltd.	1,186,977
20,495	Kweichow Moutai Company, Ltd.	1,597,889
136,700	Midea Group Company, Ltd.	910,655
159,282	Shanghai International Airport Company, Ltd.	911,498

	Total	4,607,019

Hong Kong (10.1%)
357,800	AIA Group, Ltd.	2,648,901
245,000	China Mobile, Ltd.	2,487,229
358,000	Hang Lung Group, Ltd.	1,289,194
132,000	Hang Lung Properties, Ltd.	314,268
39,914	Hong Kong Exchanges and Clearing, Ltd.	1,078,001
46,000	Swire Pacific, Ltd., Class A	447,834
46,900	Swire Properties, Ltd.	159,278

	Total	8,424,705

Hungary (1.0%)
34,710	Richter Gedeon Nyrt	862,508

	Total	862,508

India (14.2%)
82,607	Aditya Birla Capital, Ltd.[a]	232,380
44,450	Aditya Birla Capital, Ltd. GDR[a,b]	125,042
59,005	Grasim Industries, Ltd.	1,025,849
31,750	Grasim Industries, Ltd. GDR	551,497
19,100	Hero Motocorp, Ltd.	1,105,445
69,500	Hindustan Unilever, Ltd.	1,250,240
113,339	Housing Development Finance Corporation	3,025,362
505,839	ITC, Ltd.	2,001,509
53,400	Kotak Mahindra Bank, Ltd.	820,403
28,881	Tata Consultancy Services, Ltd.	1,078,378
10,947	Ultra Tech Cement, Ltd.	646,399

	Total	11,862,504

Indonesia (4.9%)
3,709,800	Astra International Tbk PT	2,178,050
604,900	Indocement Tunggal Prakarsa Tbk PT	848,809
730,000	PT Bank Central Asia Tbk	1,100,790

	Total	4,127,649

Shares	Common Stock (92.4%)	Value
Luxembourg (0.7%)
20,992	Tenaris SA ADR[c]	$594,284

	Total	594,284

Malaysia (1.1%)
197,000	Public Bank Berhad	953,974

	Total	953,974

Mexico (6.9%)
22,600	Fomento Economico Mexicano SAB de CV ADR	2,158,978
6,000	Grupo Aeroportuario del Sureste SAB de CV ADR	1,144,920
322,877	Grupo Financiero Banorte SAB de CV ADR	2,222,904
97,300	Organizacion Soriana SAB de CVa	225,003

	Total	5,751,805

Philippines (3.7%)
66,650	Ayala Corporation	1,273,743
826,900	Ayala Land, Inc.	709,110
574,862	Bank of the Philippine Islands	1,125,405

	Total	3,108,258

Poland (0.8%)
19,819	Bank Pekao SA	695,918

	Total	695,918

Portugal (1.1%)
45,229	Jeronimo Martins SGPS SA	892,769

	Total	892,769

Russia (3.7%)
22,700	Lukoil ADR	1,203,901
10,819	Magnit PJSC	1,899,145

	Total	3,103,046

South Africa (3.3%)
88,421	Massmart Holdings, Ltd.	728,593
112,000	MTN Group, Ltd.	1,029,781
170,308	Truworths International, Ltd.	971,751

	Total	2,730,125

South Korea (2.9%)
2,811	Amorepacific Corporation	382,866
4,081	Amorepacific Group	440,669
2,490	NAVER Corporation	1,624,555

	Total	2,448,090

Taiwan (4.9%)
222,400	Taiwan Mobile Company, Ltd.	792,670
456,499	Taiwan Semiconductor Manufacturing Company, Ltd.	3,269,656

	Total	4,062,326

Thailand (4.2%)
119,100	Siam Cement pcl	1,795,002
376,800	Siam Commercial Bank pcl	1,732,465

	Total	3,527,467

Turkey (3.7%)
389,033	Akbank TAS	1,026,681
60,836	BIM Birlesik Magazalar AS	1,268,452
292,190	Turkiye Garanti Bankasi AS	793,892

	Total	3,089,025

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
181

PARTNER EMERGING MARKETS EQUITY PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (92.4%)	Value
United Kingdom (1.3%)
21,786	BHP Billiton plc	$385,953
73,303	Standard Chartered plc[a]	728,858

	Total	1,114,811

United States (2.0%)
41,600	Yum China Holding, Inc.	1,662,752

	Total	1,662,752

	Total Common Stock (cost $64,190,912)	77,293,342

Shares	Preferred Stock (5.1%)
South Korea (5.1%)
2,357	Samsung Electronics Company, Ltd.	4,263,437

	Total	4,263,437

	Total Preferred Stock (cost $1,386,249)	4,263,437

Shares	Collateral Held for Securities Loaned (<0.1%)
113,100	Thrivent Cash Management Trust	113,100

	Total Collateral Held for Securities Loaned (cost $113,100)	113,100

Shares or Principal Amount	Short-Term Investments (2.2%)[d]
	Thrivent Core Short-Term Reserve Fund
182,023	1.340%	1,820,227

	Total Short-Term Investments (cost $1,820,227)	1,820,227

	Total Investments (cost $67,510,488) 99.8%	$83,490,106

	Other Assets and Liabilities, Net 0.2%	185,065

	Total Net Assets 100.0%	$83,675,171

a	Non-income producing security.
b

Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the Notes to Financial Statements.

c	All or a portion of the security is on loan.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Partner Emerging Markets Equity Portfolio as of September 29, 2017:

Securities Lending Transactions

Common Stock	$110,409

Total lending	$110,409
Gross amount payable upon return of collateral for securities loaned	$113,100

Net amounts due to counterparty	$2,691

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
182

PARTNER EMERGING MARKETS EQUITY PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 29, 2017, in valuing Partner Emerging Markets Equity Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	9,594,015	1,662,752	7,931,263	–
Consumer Staples	14,774,512	2,158,978	12,615,534	–
Energy	3,531,150	594,284	2,936,866	–
Financials	22,996,823	3,412,104	19,459,677	125,042
Health Care	862,508	–	862,508	–
Industrials	2,480,728	1,144,920	1,335,808	–
Information Technology	6,812,026	–	6,812,026	–
Materials	8,000,450	1,559,964	6,440,486	–
Real Estate	3,931,450	–	3,931,450	–
Telecommunications Services	4,309,680	–	4,309,680	–
Preferred Stock
Information Technology	4,263,437	–	4,263,437	–
Subtotal Investments in Securities	$81,556,779	$10,533,002	$70,898,735	$125,042

Other Investments*	Total

Short-Term Investments	1,820,227
Collateral Held for Securities Loaned	113,100

Subtotal Other Investments	$1,933,327

Total Investments at Value	$83,490,106

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended September 29, 2017. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Short-Term Reserve Fund is established for the sole use of affiliated portfolios. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending for the Portfolio. Thrivent Cash Management Trust is established for the sole use of affiliated portfolios.

A summary of transactions (in thousands) for the fiscal year to date, in Partner Emerging Markets Equity Portfolio, is as follows:

Portfolio	Value 12/31/2016	Gross Purchases	Gross Sales	Gain/ (Loss)	Unrealized Appreciation/ (Depreciation)	Shares Held at 9/29/2017	Value 9/29/2017	Income Earned 1/1/2017 - 9/29/2017
Cash Management Trust- Collateral Investment	$982	$7,419	$8,288	$–	$–	113	$113	$–
Core Short-Term Reserve Fund	1,398	12,476	12,054	–	–	182	1,820	17
Total Value and Income Earned	$2,380			$–	$–		$1,933	$17

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
183

REAL ESTATE SECURITIES PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (99.5%)	Value
Diversified REITS (4.6%)
11,292	American Assets Trust, Inc.	$449,083
12,450	Armada Hoffler Properties, Inc.	171,935
29,887	Colony NorthStar, Inc.	375,381
29,919	Empire State Realty Trust, Inc.	614,536
9,376	First Potomac Realty Trust	104,449
32,493	Forest City Realty Trust, Inc.	828,896
35,901	Gramercy Property Trust	1,086,005
28,414	Lexington Realty Trust	290,391
30,743	Liberty Property Trust	1,262,308
1,058	PS Business Parks, Inc.	141,243
98,260	Spirit Realty Capital, Inc.	842,088
46,546	Store Capital Corporation	1,157,599
69,734	VEREIT, Inc.	578,095
9,515	Washington REIT	311,711
10,500	Winthrop Realty Trust Liquidation Escrow[a,b]	72,135
3,450	WP Carey, Inc.	232,495

	Total	8,518,350

Health Care REITs (9.0%)
29,511	Brookdale Senior Living, Inc.[b]	312,817
67,842	HCP, Inc.	1,888,043
36,262	Healthcare Realty Trust, Inc.	1,172,713
51,419	Healthcare Trust of America, Inc.	1,532,286
24,564	Medical Properties Trust, Inc.	322,525
8,220	National Health Investors, Inc.	635,324
14,371	Omega Healthcare Investors, Inc.	458,579
69,070	Physicians Realty Trust	1,224,611
30,759	Sabra Health Care REIT, Inc.	674,852
17,822	Senior Housing Property Trust	348,420
51,820	Ventas, Inc.	3,375,037
65,277	Welltower, Inc.	4,587,667

	Total	16,532,874

Hotel & Resort REITs (6.4%)
12,300	Apple Hospitality REIT, Inc.	232,593
6,000	Ashford Hospitality Prime, Inc.	57,000
14,787	Chatham Lodging Trust	315,259
16,783	Chesapeake Lodging Trust	452,638
53,695	DiamondRock Hospitality Company	587,960
8,786	Hersha Hospitality Trust	164,035
18,433	Hilton Worldwide Holdings, Inc.	1,280,172
17,449	Hospitality Properties Trust	497,122
142,729	Host Hotels & Resorts, Inc.	2,639,059
14,805	LaSalle Hotel Properties	429,641
4,300	Marriott International, Inc.	474,118
20,250	MGM Growth Properties, LLC	611,753
6,500	MGM Resorts International	211,835
17,700	Park Hotels & Resorts, Inc.	487,812
16,674	Pebblebrook Hotel Trust	602,598
33,084	RLJ Lodging Trust	727,848
2,500	Ryman Hospitality Properties	156,225
31,352	Summit Hotel Properties, Inc.	501,318
76,031	Sunstone Hotel Investors, Inc.	1,221,818

	Total	11,650,804

Industrial REITS (8.1%)
19,016	DCT Industrial Trust, Inc.	1,101,407
81,870	Duke Realty Corporation	2,359,493
6,524	EastGroup Properties, Inc.	574,895
45,496	First Industrial Realty Trust, Inc.	1,368,975
5,450	Monmouth Real Estate Investment Corporation	88,236
123,882	Prologis, Inc.	7,861,552
26,578	Rexford Industrial Realty, Inc.	760,662
12,400	STAG Industrial, Inc.	340,628

Shares	Common Stock (99.5%)	Value
Industrial REITS (8.1%) - continued
9,608	Terreno Realty Corporation	$347,617

	Total	14,803,465

Mortgage REITS (0.4%)
19,500	AGNC Investment Corporation	422,760
10,000	Starwood Property Trust, Inc.	217,200

	Total	639,960

Office REITS (14.4%)
33,712	Alexandria Real Estate Equities, Inc.	4,010,717
38,098	Boston Properties, Inc.	4,681,482
41,430	Brandywine Realty Trust	724,611
30,697	City Office REIT, Inc.	422,698
19,857	Corporate Office Properties Trust	651,905
78,732	Cousins Properties, Inc.	735,357
31,057	Douglas Emmett, Inc.	1,224,267
14,700	Equity Commonwealth[b]	446,880
13,000	Franklin Street Properties Corporation	138,060
25,312	Highwoods Properties, Inc.	1,318,502
54,459	Hudson Pacific Properties, Inc.	1,826,010
22,525	JBG SMITH Properties[b]	770,580
29,014	Kilroy Realty Corporation	2,063,476
29,405	Mack-Cali Realty Corporation	697,192
33,300	Paramount Group, Inc.	532,800
16,963	Piedmont Office Realty Trust, Inc.	341,974
24,477	SL Green Realty Corporation	2,480,010
43,550	Vornado Realty Trust	3,348,124

	Total	26,414,645

Real Estate Operating Companies (<0.1%)
3,000	Kennedy-Wilson Holdings, Inc.	55,650

	Total	55,650

Real Estate Services (0.1%)
6,619	CBRE Group, Inc.[b]	250,728

	Total	250,728

Residential REITS (18.9%)
32,953	American Campus Communities, Inc.	1,454,875
105,200	American Homes 4 Rent	2,283,892
48,034	Apartment Investment & Management Company	2,106,771
36,254	AvalonBay Communities, Inc.	6,468,439
16,947	Bluerock Residential Growth REIT, Inc.	187,434
19,431	Camden Property Trust	1,776,965
38,400	Colony Starwood Homes	1,396,608
13,638	Education Realty Trust, Inc.	490,013
23,928	Equity Lifestyle Properties, Inc.	2,035,794
72,458	Equity Residential	4,777,156
17,485	Essex Property Trust, Inc.	4,441,715
933	Independence Realty Trust, Inc.	9,489
39,250	Invitation Homes, Inc.	889,012
25,905	Mid-America Apartment Communities, Inc.	2,768,726
1,739	NexPoint Residential Trust, Inc.	41,266
19,578	Sun Communities, Inc.	1,677,443
46,294	UDR, Inc.	1,760,561

	Total	34,566,159

Retail REITS (18.5%)
35,413	Acadia Realty Trust	1,013,520
13,409	Agree Realty Corporation	658,114
84,091	Brixmor Property Group, Inc.	1,580,911
19,239	CBL & Associates Properties, Inc.	161,415

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
184

REAL ESTATE SECURITIES PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (99.5%)	Value
Retail REITS (18.5%) - continued
11,320	Cedar Realty Trust, Inc.	$63,618
83,206	DDR Corporation	762,167
15,795	Federal Realty Investment Trust	1,961,897
154,705	General Growth Properties, Inc.	3,213,223
65,987	Kimco Realty Corporation	1,290,046
18,436	Kite Realty Group Trust	373,329
21,791	Macerich Company	1,197,851
21,486	National Retail Properties, Inc.	895,107
12,026	Pennsylvania REIT	126,153
31,548	Ramco-Gershenson Properties Trust	410,439
14,077	Realty Income Corporation	805,064
44,142	Regency Centers Corporation	2,738,570
35,322	Retail Opportunity Investments Corporation	671,471
56,300	Retail Properties of America, Inc.	739,219
1,138	Saul Centers, Inc.	70,454
76,911	Simon Property Group, Inc.	12,383,440
18,133	Tanger Factory Outlet Centers, Inc.	442,808
15,447	Taubman Centers, Inc.	767,716
19,271	Urban Edge Properties	464,816
14,000	Urstadt Biddle Properties, Inc.	303,800
13,971	Washington Prime Group, Inc.	116,378
23,142	Weingarten Realty Investors	734,527
3,384	Whitestone REIT	44,161

	Total	33,990,214

Specialized REITS (19.1%)
20,257	American Tower Corporation	2,768,727
3,000	CoreCivic, Inc.	80,310
11,896	CoreSite Realty Corporation	1,331,162
26,842	Crown Castle International Corporation	2,683,663
58,672	CubeSmart	1,523,125
30,100	CyrusOne, Inc.	1,773,793
36,315	Digital Realty Trust, Inc.	4,297,154
6,532	EPR Properties	455,542
14,142	Equinix, Inc.	6,311,575
33,870	Extra Space Storage, Inc.	2,706,890
7,500	Four Corners Property Trust, Inc.	186,900
14,450	Gaming and Leisure Properties, Inc.	533,061
11,500	GEO Group, Inc.	309,350
14,750	InterXion Holding NVb	751,217
4,957	Iron Mountain, Inc.	192,827
9,258	Life Storage, Inc.	757,397
13,965	National Storage Affiliates Trust	338,512
5,182	Outfront Media, Inc.	130,483
25,783	Public Storage, Inc.	5,517,304
10,700	QTS Realty Trust, Inc.	560,252
4,500	SBA Communications Corporation[b]	648,225
31,430	Weyerhaeuser Company	1,069,563

	Total	34,927,032

	Total Common Stock (cost $158,128,870)	182,349,881

Shares	Registered Investment Companies (0.1%)	Value
Equity Funds/Exchange Traded Funds (<0.1%)
6,500	iShares Dow Jones US Home Construction Index Fund	237,510

	Total	237,510

	Total Registered Investment Companies (cost $178,880)	237,510

Shares or Principal Amount	Short-Term Investments (0.2%)[c]	Value
	Thrivent Core Short-Term Reserve Fund
42,139	1.340%	$421,392

	Total Short-Term Investments (cost $421,392)	421,392

	Total Investments (cost $158,729,142) 99.8%	$183,008,783

	Other Assets and Liabilities, Net 0.2%	312,277

	Total Net Assets 100.0%	$183,321,060

a

Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the Notes to Financial Statements.

b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
185

REAL ESTATE SECURITIES PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 29, 2017, in valuing Real Estate Securities Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Diversified REITS	8,518,350	8,446,215	–	72,135
Health Care REITs	16,532,874	16,532,874	–	–
Hotel & Resort REITs	11,650,804	11,650,804	–	–
Industrial REITS	14,803,465	14,803,465	–	–
Mortgage REITS	639,960	639,960	–	–
Office REITS	26,414,645	26,414,645	–	–
Real Estate Operating Companies	55,650	55,650	–	–
Real Estate Services	250,728	250,728	–	–
Residential REITS	34,566,159	34,566,159	–	–
Retail REITS	33,990,214	33,990,214	–	–
Specialized REITS	34,927,032	34,927,032	–	–
Registered Investment Companies
Equity Funds/Exchange Traded Funds	237,510	237,510	–	–

Subtotal Investments in Securities	$182,587,391	$182,515,256	$–	$72,135

Other Investments*	Total

Short-Term Investments	421,392

Subtotal Other Investments	$421,392

Total Investments at Value	$183,008,783

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended September 29, 2017. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Short-Term Reserve Fund is established for the sole use of affiliated portfolios. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending for the Portfolio. Thrivent Cash Management Trust is established for the sole use of affiliated portfolios.

A summary of transactions (in thousands) for the fiscal year to date, in Real Estate Securities Portfolio, is as follows:

Portfolio	Value 12/31/2016	Gross Purchases	Gross Sales	Gain/ (Loss)	Unrealized Appreciation/ (Depreciation)	Shares Held at 9/29/2017	Value 9/29/2017	Income Earned 1/1/2017 - 9/29/2017
Cash Management Trust- Collateral Investment	$–	$213	$213	$–	$–	–	$–	$–
Core Short-Term Reserve Fund	1,163	15,547	16,289	–	–	42	421	5
Total Value and Income Earned	$1,163			$–	$–		$421	$5

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
186

SMALL CAP STOCK PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (95.1%)	Value
Consumer Discretionary (9.5%)
34,616	Cedar Fair, LP	$2,219,578
52,650	Children’s Place, Inc.[a]	6,220,597
74,635	Core-Mark Holding Company, Inc.	2,398,769
55,480	G-III Apparel Group, Ltd.[b]	1,610,030
129,810	Michaels Companies, Inc.[b]	2,787,021
139,550	Nutrisystem, Inc.	7,800,845
46,110	Oxford Industries, Inc.	2,929,829
38,070	Papa John’s International, Inc.	2,781,775
367,820	Pinnacle Entertainment, Inc.[b]	7,838,244
33,980	Stamps.com, Inc.[b]	6,886,047
170,205	Tupperware Brands Corporation	10,522,073
92,800	Zoe’s Kitchen, Inc.[a,b]	1,172,064

	Total	55,166,872

Consumer Staples (2.9%)
33,904	Blue Buffalo Pet Products, Inc.[b]	961,178
532,960	Cott Corporation	7,999,730
130,080	MGP Ingredients, Inc.[a]	7,886,750

	Total	16,847,658

Energy (3.3%)
250,200	Callon Petroleum Company[b]	2,812,248
107,810	Oil States International, Inc.[b]	2,732,984
457,050	Rowan Companies plc[b]	5,873,092
118,540	RPC, Inc.[a]	2,938,607
443,600	WPX Energy, Inc.[b]	5,101,400

	Total	19,458,331

Financials (22.7%)
22,935	Ameris Bancorp	1,100,880
31,067	Argo Group International Holdings, Ltd.	1,910,620
236,972	Assured Guaranty, Ltd.	8,945,693
245,788	Astoria Financial Corporation	5,284,442
210,240	BancorpSouth, Inc.	6,738,192
112,902	Chemical Financial Corporation	5,900,259
251,768	CoBiz Financial, Inc.	4,944,724
72,560	First Interstate BancSystem, Inc.	2,775,420
175,969	Hamilton Lane, Inc.[a]	4,724,768
111,521	Hancock Holding Company	5,403,192
280,781	Hanmi Financial Corporation	8,690,172
62,709	Hanover Insurance Group, Inc.	6,078,383
176,390	Heritage Commerce Corporation	2,510,030
210,711	Hope Bancorp, Inc.	3,731,692
143,224	Horace Mann Educators Corporation	5,635,864
164,323	Houlihan Lokey, Inc.	6,429,959
62,536	IBERIABANK Corporation	5,137,332
53,108	Infinity Property & Casualty Corporation	5,002,774
152,550	National Bank Holdings Corporation	5,444,509
70,670	Primerica, Inc.	5,763,138
79,367	Renasant Corporation	3,404,844
235,780	Santander Consumer USA Holdings Inc.[b]	3,623,939
95,426	State Auto Financial Corporation	2,503,024
118,981	Stifel Financial Corporation	6,360,724
214,730	Synovus Financial Corporation	9,890,464
132,090	United Community Banks, Inc.	3,769,849

	Total	131,704,887

Health Care (10.2%)
15,947	Align Technology, Inc.[b]	2,970,448
142,980	Catalent, Inc.[b]	5,707,762
41,320	Chemed Corporation	8,348,706
26,168	Heska Corporation[b]	2,305,139
145,838	HMS Holdings Corporation[b]	2,896,343

Shares	Common Stock (95.1%)	Value
Health Care (10.2%) - continued
149,890	Myriad Genetics, Inc.[b]	$5,423,020
49,920	Neurocrine Biosciences, Inc.[b]	3,059,097
91,723	NuVasive, Inc.[b]	5,086,957
171,180	Omnicell, Inc.[b]	8,738,739
80,290	PerkinElmer, Inc.	5,537,601
24,170	Teleflex, Inc.	5,848,415
35,164	West Pharmaceutical Services, Inc.	3,384,887

	Total	59,307,114

Industrials (20.9%)
56,990	AGCO Corporation	4,204,152
201,340	AZZ, Inc.	9,805,258
99,830	BWX Technologies, Inc.	5,592,477
32,420	Curtiss-Wright Corporation	3,389,187
130,830	Encore Wire Corporation	5,857,913
80,030	Genesee & Wyoming, Inc.[b]	5,923,020
142,496	Granite Construction, Inc.	8,257,643
62,670	ICF International, Inc.[b]	3,381,047
160,290	Kirby Corporation[b]	10,571,125
47,920	Lindsay Corporation[a]	4,403,848
329,410	MRC Global, Inc.[b]	5,761,381
85,740	Orbital ATK, Inc.	11,417,138
85,220	Oshkosh Corporation	7,034,059
129,896	Raven Industries, Inc.	4,208,630
108,290	Saia, Inc.[b]	6,784,369
37,252	Tennant Company	2,466,082
134,180	Terex Corporation	6,040,784
143,910	TransUnion[b]	6,801,187
20,777	Valmont Industries, Inc.	3,284,844
89,556	Waste Connections, Inc.	6,265,338

	Total	121,449,482

Information Technology (16.4%)
102,305	Arista Networks, Inc.[b]	19,398,051
101,790	Belden, Inc.	8,197,149
52,480	Booz Allen Hamilton Holding Corporation	1,962,227
276,850	Ciena Corporation[b]	6,082,394
56,160	Criteo SA ADR[a,b]	2,330,640
174,280	Dolby Laboratories, Inc.	10,024,586
58,204	DST Systems, Inc.	3,194,236
52,230	Envestnet, Inc.[b]	2,663,730
51,630	Guidewire Software, Inc.[b]	4,019,912
86,890	M/A-COM Technology Solutions Holdings, Inc.[a,b]	3,876,163
90,750	Microsemi Corporation[b]	4,671,810
233,900	National Instruments Corporation	9,863,563
146,235	Pegasystems, Inc.	8,430,448
36,180	Plexus Corporation[b]	2,028,974
23,458	Q2 Holdings, Inc.[b]	977,026
198,985	Virtusa Corporation[b]	7,517,653

	Total	95,238,562

Materials (3.5%)
62,810	Balchem Corporation	5,105,825
59,590	Materion Corporation	2,571,308
37,090	Neenah Paper, Inc.	3,173,050
42,244	Scotts Miracle-Gro Company	4,112,031
72,440	Sensient Technologies Corporation	5,572,085

	Total	20,534,299

Real Estate (3.4%)
61,870	American Assets Trust, Inc.	2,460,570
221,435	Cousins Properties, Inc.	2,068,203
55,290	CyrusOne, Inc.	3,258,240

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
187

SMALL CAP STOCK PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (95.1%)	Value
Real Estate (3.4%) - continued
22,700	Mid-America Apartment Communities, Inc.	$2,426,176
42,921	Pebblebrook Hotel Trust	1,551,165
118,310	Physicians Realty Trust	2,097,636
166,859	Terreno Realty Corporation	6,036,958

	Total	19,898,948

Utilities (2.3%)
89,990	MDU Resources Group, Inc.	2,335,241
68,080	New Jersey Resources Corporation	2,869,572
115,030	PNM Resources, Inc.	4,635,709
44,370	Southwest Gas Holdings, Inc.	3,443,999

	Total	13,284,521

	Total Common Stock (cost $404,321,544)	552,890,674

Shares	Registered Investment Companies (2.8%)	Value
Equity Funds/Exchange Traded Funds (2.8%)
17,436	iShares Russell 2000 Index Fund	2,583,666
41,960	iShares Russell 2000 Value Index Fund	5,208,075
73,370	Materials Select Sector SPDR Fund	4,167,416
46,910	SPDR S&P Biotech ETF[a]	4,060,999

	Total	16,020,156

	Total Registered Investment Companies (cost $11,909,167)	16,020,156

Shares	Collateral Held for Securities Loaned (4.7%)	Value
27,282,600	Thrivent Cash Management Trust	27,282,600

	Total Collateral Held for Securities Loaned (cost $27,282,600)	27,282,600

Shares or Principal Amount	Short-Term Investments (2.0%)[c]	Value
	Thrivent Core Short-Term Reserve Fund
1,191,286	1.340%	11,912,861

	Total Short-Term Investments (cost $11,912,861)	11,912,861

	Total Investments (cost $455,426,172) 104.6%	$608,106,291

	Other Assets and Liabilities, Net (4.6%)	(26,847,395)

	Total Net Assets 100.0%	$581,258,896

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Stock Portfolio as of September 29, 2017:

Securities Lending Transactions
Common Stock	$26,828,826
Total lending	$26,828,826
Gross amount payable upon return of collateral for securities loaned	$27,282,600
Net amounts due to counterparty	$453,774

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
188

SMALL CAP STOCK PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 29, 2017, in valuing Small Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	55,166,872	55,166,872	–	–
Consumer Staples	16,847,658	16,847,658	–	–
Energy	19,458,331	19,458,331	–	–
Financials	131,704,887	131,704,887	–	–
Health Care	59,307,114	59,307,114	–	–
Industrials	121,449,482	121,449,482	–	–
Information Technology	95,238,562	95,238,562	–	–
Materials	20,534,299	20,534,299	–	–
Real Estate	19,898,948	19,898,948	–	–
Utilities	13,284,521	13,284,521	–	–
Registered Investment Companies
Equity Funds/Exchange Traded Funds	16,020,156	16,020,156	–	–

Subtotal Investments in Securities	$568,910,830	$568,910,830	$–	$–

Other Investments*	Total

Short-Term Investments	11,912,861
Collateral Held for Securities Loaned	27,282,600

Subtotal Other Investments	$39,195,461

Total Investments at Value	$608,106,291

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended September 29, 2017. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated portfolios.

A summary of transactions (in thousands) for the fiscal year to date, in Small Cap Stock Portfolio, is as follows:

Portfolio	Value 12/31/2016	Gross Purchases	Gross Sales	Gain/ (Loss)	Unrealized Appreciation/ (Depreciation)	Shares Held at 9/29/2017	Value 9/29/2017	Income Earned 1/1/2017 - 9/29/2017
Cash Management Trust- Collateral Investment	$11,513	$177,814	$162,044	$–	$–	27,283	$27,283	$107
Core Short-Term Reserve Fund	12,950	79,960	80,998	–	–	1,191	11,913	105
Total Value and Income Earned	$24,463			$–	$–		$39,196	$212

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
189

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (97.1%)	Value
Consumer Discretionary (15.1%)
41,450	Abercrombie & Fitch Company[a]	$598,538
51,170	American Axle & Manufacturing Holdings, Inc.[b]	899,569
10,140	American Public Education, Inc.[b]	213,447
11,320	Asbury Automotive Group, Inc.[b]	691,652
102,700	Ascena Retail Group, Inc.[b]	251,615
22,867	Barnes & Noble Education, Inc.[b]	148,864
34,550	Barnes & Noble, Inc.	262,580
51,030	Belmond, Ltd.[b]	696,560
12,820	Big 5 Sporting Goods Corporation	98,073
628	Biglari Holdings, Inc.[b]	209,306
11,350	BJ’s Restaurants, Inc.[b]	345,608
50,270	Boyd Gaming Corporation	1,309,533
17,210	Buckle, Inc.[a]	289,989
26,315	Caleres, Inc.	803,134
57,670	Callaway Golf Company	832,178
7,170	Capella Education Company	502,976
40,150	Career Education Corporation[b]	417,158
14,420	Cato Corporation	190,777
5,170	Cavco Industries, Inc.[b]	762,833
77,820	Chico’s FAS, Inc.	696,489
10,790	Children’s Place, Inc.	1,274,838
10,200	Chuy’s Holdings, Inc.[b]	214,710
9,720	Cooper-Standard Holdings, Inc.[b]	1,127,228
28,390	Core-Mark Holding Company, Inc.	912,455
43,780	Crocs, Inc.[b]	424,666
25,640	Dave & Buster’s Entertainment, Inc.[b]	1,345,587
11,020	DineEquity, Inc.[a]	473,640
18,640	Dorman Products, Inc.[b]	1,334,997
44,230	DSW, Inc.	950,060
33,743	E.W. Scripps Company[b]	644,829
13,200	El Pollo Loco Holdings, Inc.[b]	160,380
15,400	Ethan Allen Interiors, Inc.	498,960
47,600	Express, Inc.[b]	321,776
16,590	Fiesta Restaurant Group, Inc.[b]	315,210
24,293	Finish Line, Inc.	292,245
33,750	Five Below, Inc.[b]	1,852,200
26,290	Fossil, Inc.[a,b]	245,286
22,850	Fox Factory Holding Corporation[b]	984,835
22,560	Francesca’s Holdings Corporation[b]	166,042
21,860	Fred’s, Inc.[a]	140,778
10,210	FTD Companies, Inc.[b]	133,138
69,330	Gannett Company, Inc.	623,970
11,940	Genesco, Inc.[b]	317,604
22,480	Gentherm, Inc.[b]	835,132
25,310	G-III Apparel Group, Ltd.[b]	734,496
12,010	Group 1 Automotive, Inc.	870,245
36,490	Guess ?, Inc.	621,425
11,930	Haverty Furniture Companies, Inc.	311,969
12,840	Hibbett Sports, Inc.[b]	182,970
34,970	Iconix Brand Group, Inc.[b]	198,979
12,750	Installed Building Products, Inc.[b]	826,200
16,850	iRobot Corporation[b]	1,298,461
191,790	J.C. Penney Company, Inc.[a,b]	730,720
9,790	Kirkland’s, Inc.[b]	111,900
29,630	La-Z-Boy, Inc.	797,047
15,250	LCI Industries[a]	1,766,713
10,520	LGI Homes, Inc.[a,b]	510,956
14,610	Lithia Motors, Inc.[a]	1,757,729
17,280	Lumber Liquidators Holdings, Inc.[a,b]	673,574
25,320	M.D.C. Holdings, Inc.	840,877
15,210	M/I Homes, Inc.[b]	406,563
11,710	Marcus Corporation	324,367
14,920	MarineMax, Inc.[b]	246,926
14,670	Marriott Vacations Worldwide
	Corporation	1,826,855

Shares	Common Stock (97.1%)	Value
Consumer Discretionary (15.1%) - continued
22,930	Meritage Homes Corporation[b]	$1,018,092
6,840	Monarch Casino & Resort, Inc.[b]	270,385
19,890	Monro, Inc.	1,114,835
11,390	Motorcar Parts of America, Inc.[b]	335,549
9,460	Movado Group, Inc.	264,880
18,760	Nautilus, Inc.[b]	317,044
32,440	New Media Investment Group, Inc.	479,788
18,140	Nutrisystem, Inc.	1,014,026
29,960	Ollie’s Bargain Outlet Holdings, Inc.[b]	1,390,144
10,240	Oxford Industries, Inc.	650,650
51,320	Penn National Gaming, Inc.[b]	1,200,375
7,630	Perry Ellis International, Inc.[b]	180,526
12,530	PetMed Express, Inc.	415,370
7,860	Red Robin Gourmet Burgers, Inc.[b]	526,620
21,310	Regis Corporation[b]	304,094
32,720	Rent-A-Center, Inc.[a]	375,626
11,350	RHa,b	798,132
37,140	Ruby Tuesday, Inc.[b]	79,480
17,910	Ruth’s Hospitality Group, Inc.	375,215
16,960	Scholastic Corporation	630,912
32,110	Scientific Games Corporation[b]	1,472,244
25,010	Select Comfort Corporation[b]	776,560
11,040	Shake Shack, Inc.[a,b]	366,859
6,940	Shoe Carnival, Inc.	155,317
20,330	Shutterfly, Inc.[b]	985,598
15,370	Sonic Automotive, Inc.	313,548
25,432	Sonic Corporation[a]	647,244
9,580	Stamps.com, Inc.[b]	1,941,387
12,510	Standard Motor Products, Inc.	603,607
32,485	Steven Madden, Ltd.[b]	1,406,600
6,460	Strayer Education, Inc.	563,764
10,780	Sturm, Ruger & Company, Inc.[a]	557,326
14,120	Superior Industries International, Inc.	235,098
29,970	Tailored Brands, Inc.[a]	432,767
21,190	Tile Shop Holdings, Inc.	269,113
60,690	Time, Inc.	819,315
21,570	TopBuild Corporation[b]	1,405,717
10,330	Unifi, Inc.[b]	368,058
8,830	Universal Electronics, Inc.[b]	559,822
11,740	Vera Bradley, Inc.[b]	103,429
35,140	Vista Outdoor, Inc.[b]	806,112
14,640	Vitamin Shoppe, Inc.[b]	78,324
14,400	William Lyon Homes[b]	331,056
17,610	Wingstop, Inc.[a]	585,533
17,470	Winnebago Industries, Inc.	781,782
58,850	Wolverine World Wide, Inc.	1,697,822
23,810	World Wrestling Entertainment, Inc.	560,725
11,090	Zumiez, Inc.[b]	200,729

	Total	71,617,616

Consumer Staples (2.8%)
16,140	Andersons, Inc.	552,795
40,240	B&G Foods, Inc.	1,281,644
12,110	Bob Evans Farms, Inc.	938,646
9,540	Calavo Growers, Inc.[a]	698,328
18,020	Cal-Maine Foods, Inc.[a,b]	740,622
6,320	Central Garden & Pet Company[b]	245,469
21,330	Central Garden & Pet Company, Class Ab	793,263
2,830	Coca-Cola Bottling Company Consolidated	610,572
100,600	Darling Ingredients, Inc.[b]	1,762,512
10,490	Inter Parfums, Inc.	432,713
9,150	J & J Snack Foods Corporation	1,201,395
5,310	John B. Sanfilippo & Son, Inc.	357,416
6,370	Medifast, Inc.	378,187

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
190

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Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (97.1%)	Value
Consumer Staples (2.8%) - continued
4,170	Seneca Foods Corporation[b]	$143,865
22,810	SpartanNash Company	601,500
23,402	SUPERVALU, Inc.[b]	508,993
15,540	Universal Corporation	890,442
8,550	WD-40 Company	956,745

	Total	13,095,107

Energy (2.9%)
43,070	Archrock, Inc.	540,529
49,490	Atwood Oceanics, Inc.[b]	464,711
46,940	Bill Barrett Corporation[b]	201,373
19,760	Bristow Group, Inc.[a]	184,756
13,580	CARBO Ceramics, Inc.[a,b]	117,195
47,630	Carrizo Oil & Gas, Inc.[b]	815,902
45,880	Cloud Peak Energy, Inc.[b]	167,921
14,350	Contango Oil & Gas Company[b]	72,181
247,610	Denbury Resources, Inc.[b]	331,797
12,470	Era Group, Inc.[b]	139,539
19,435	Exterran Corporation[b]	614,340
8,090	Geospace Technologies Corporation[b]	144,164
23,820	Green Plains, Inc.	479,973
8,230	Gulf Island Fabrication, Inc.	104,521
85,060	Helix Energy Solutions Group, Inc.[b]	628,593
16,380	Matrix Service Company[b]	248,976
52,170	Newpark Resources, Inc.[b]	521,700
150,640	Noble Corporation[b]	692,944
31,510	Oil States International, Inc.[b]	798,778
40,520	PDC Energy, Inc.[b]	1,986,696
47,360	Pioneer Energy Services Corporation[b]	120,768
3,530	REX American Resources Corporation[b]	331,220
10,230	SEACOR Holdings, Inc.[b]	471,705
122,800	SRC Energy, Inc.[b]	1,187,476
28,630	Tesco Corporation[b]	156,034
72,180	TETRA Technologies, Inc.[b]	206,435
49,320	U.S. Silica Holdings, Inc.[a]	1,532,372
32,490	Unit Corporation[b]	668,644

	Total	13,931,243

Financials (15.7%)
54,230	American Equity Investment Life Holding Company	1,577,008
22,630	Ameris Bancorp	1,086,240
11,680	AMERISAFE, Inc.	679,776
58,422	Apollo Commercial Real Estate Finance, Inc.	1,058,022
25,090	ARMOUR Residential REIT, Inc.	674,921
25,790	Banc of California, Inc.[a]	535,143
25,620	Bank Mutual Corporation	260,043
20,240	Banner Corporation	1,240,307
34,030	Bofi Holding, Inc.[a,b]	968,834
51,070	Boston Private Financial Holdings, Inc.	845,208
46,687	Brookline Bancorp, Inc.	723,648
58,570	Capstead Mortgage Corporation	565,200
18,590	Central Pacific Financial Corporation	598,226
9,510	City Holding Company	683,864
35,510	Columbia Banking System, Inc.	1,495,326
30,920	Community Bank System, Inc.	1,708,330
17,540	Customers Bancorp, Inc.[b]	572,155
62,340	CVB Financial Corporation	1,506,758
18,665	Dime Community Bancshares, Inc.	401,297
20,503	Donnelley Financial Solutions, Inc.[b]	442,045
9,870	eHealth, Inc.[b]	235,794
19,750	Employers Holdings, Inc.	897,637
14,430	Encore Capital Group, Inc.[a,b]	639,249

Shares	Common Stock (97.1%)	Value
Financials (15.7%) - continued
20,297	Enova International, Inc.[b]	$272,995
23,870	Evercore, Inc.	1,915,567
31,280	EZCORP, Inc.[b]	297,160
13,380	Fidelity Southern Corporation	316,303
38,490	Financial Engines, Inc.	1,337,527
109,963	First BanCorp[b]	563,011
59,680	First Commonwealth Financial Corporation	843,278
37,880	First Financial Bancorp	990,562
40,230	First Financial Bankshares, Inc.[a]	1,818,396
62,542	First Midwest Bancorp, Inc.	1,464,734
29,004	FirstCash, Inc.	1,831,603
47,460	Glacier Bancorp, Inc.	1,792,090
35,780	Great Western Bancorp, Inc.	1,476,998
27,660	Green Dot Corporation[b]	1,371,383
16,770	Greenhill & Company, Inc.	278,382
19,782	Hanmi Financial Corporation	612,253
4,890	HCI Group, Inc.	187,043
16,350	HomeStreet, Inc.[b]	441,450
77,924	Hope Bancorp, Inc.	1,380,034
24,820	Horace Mann Educators Corporation	976,667
16,660	Independent Bank Corporation	1,243,669
6,740	Infinity Property & Casualty Corporation	634,908
43,420	Interactive Brokers Group, Inc.	1,955,637
9,470	INTL FCStone, Inc.[b]	362,890
20,150	Investment Technology Group, Inc.	446,121
25,730	LegacyTexas Financial Group, Inc.	1,027,142
4,610	LendingTree, Inc.[b]	1,126,915
43,290	Maiden Holdings, Ltd.	344,156
5,350	Meta Financial Group, Inc.	419,440
16,300	National Bank Holdings Corporation	581,747
13,640	Navigators Group, Inc.	795,894
26,550	NBT Bancorp, Inc.	974,916
28,440	Northfield Bancorp, Inc.	493,434
62,440	Northwest Bancshares, Inc.	1,078,339
26,710	OFG Bancorp[a]	244,396
82,210	Old National Bancorp	1,504,443
10,910	Opus Bank[b]	261,840
23,790	Oritani Financial Corporation	399,672
8,650	Piper Jaffray Companies	513,377
27,450	PRA Group, Inc.[a,b]	786,442
32,540	ProAssurance Corporation	1,778,311
36,840	Provident Financial Services, Inc.	982,523
23,660	RLI Corporation	1,357,138
21,320	S&T Bancorp, Inc.	843,846
9,260	Safety Insurance Group, Inc.	706,538
35,430	Selective Insurance Group, Inc.	1,907,905
27,350	ServisFirst Bancshares, Inc.	1,062,548
19,650	Simmons First National Corporation	1,137,735
16,824	Southside Bancshares, Inc.	611,721
14,440	Stewart Information Services Corporation	545,254
38,920	Third Point Reinsurance, Ltd.[b]	607,152
7,490	Tompkins Financial Corporation	645,189
58,382	TrustCo Bank Corporation	519,600
44,475	United Community Banks, Inc.	1,269,316
12,880	United Fire Group, Inc.	590,162
12,520	United Insurance Holdings Corporation	204,076
19,920	Universal Insurance Holdings, Inc.	458,160
4,410	Virtus Investment Partners, Inc.	511,781
50,870	Waddell & Reed Financial, Inc.[a]	1,020,961
17,240	Walker & Dunlop, Inc.[b]	902,169
15,990	Westamerica Bancorporation[a]	952,045
70,450	WisdomTree Investments, Inc.[a]	717,181

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
191

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (97.1%)	Value
Financials (15.7%) - continued
3,572	World Acceptance Corporation[b]	$296,083

	Total	74,385,239

Health Care (12.5%)
13,850	Abaxis, Inc.	618,403
18,230	Aceto Corporation	204,723
28,550	Acorda Therapeutics, Inc.[b]	675,207
7,680	Almost Family, Inc.[b]	412,416
21,500	AMAG Pharmaceuticals, Inc.[b]	396,675
17,323	Amedisys, Inc.[b]	969,395
29,370	AMN Healthcare Services, Inc.[b]	1,342,209
21,860	Amphastar Pharmaceuticals, Inc.[b]	390,638
7,600	Analogic Corporation	636,500
22,390	AngioDynamics, Inc.[b]	382,645
5,500	ANI Pharmaceuticals, Inc.[b]	288,695
8,940	Anika Therapeutics, Inc.[b]	518,520
18,960	Biotelemetry, Inc.[b]	625,680
19,980	Cambrex Corporation[b]	1,098,900
21,615	Cantel Medical Corporation	2,035,485
9,770	Chemed Corporation	1,974,028
70,170	Community Health Systems, Inc.[b]	538,906
6,790	Computer Programs and Systems, Inc.[a]	200,645
15,130	CONMED Corporation	793,871
5,860	CorVel Corporation[b]	318,784
22,240	Cross Country Healthcare, Inc.[b]	316,475
20,470	CryoLife, Inc.[b]	464,669
30,640	Cytokinetics, Inc.[b]	444,280
38,590	Depomed, Inc.[b]	223,436
29,250	Diplomat Pharmacy, Inc.[b]	605,768
5,210	Eagle Pharmaceuticals, Inc.[b]	310,724
21,360	Emergent Biosolutions, Inc.[b]	864,012
8,730	Enanta Pharmaceuticals, Inc.[b]	408,564
29,200	Ensign Group, Inc.	659,628
31,950	Haemonetics Corporation[b]	1,433,596
30,870	HealthEquity, Inc.[b]	1,561,405
15,570	HealthStream, Inc.[b]	363,871
3,970	Heska Corporation[b]	349,717
51,110	HMS Holdings Corporation[b]	1,015,045
9,130	ICU Medical, Inc.[b]	1,696,810
45,290	Impax Laboratories, Inc.[b]	919,387
45,410	Innoviva, Inc.[a,b]	641,189
10,340	Inogen, Inc.[b]	983,334
17,070	Integer Holdings Corporation[b]	873,130
38,500	Integra LifeSciences Holdings Corporation[b]	1,943,480
19,930	Invacare Corporation	313,897
53,029	Kindred Healthcare, Inc.	360,597
5,870	Landauer, Inc.	395,051
18,340	Lannett Company, Inc.[a,b]	338,373
17,890	Lantheus Holdings, Inc.[b]	318,442
9,180	LeMaitre Vascular, Inc.	343,516
9,930	LHC Group, Inc.[b]	704,236
12,840	Ligand Pharmaceuticals, Inc.[a,b]	1,748,166
25,050	Luminex Corporation	509,266
14,510	Magellan Health Services, Inc.[b]	1,252,213
38,720	Medicines Company[a,b]	1,434,189
25,720	Meridian Bioscience, Inc.	367,796
30,585	Merit Medical Systems, Inc.[b]	1,295,275
62,350	MiMedx Group, Inc.[a,b]	740,718
46,520	Momenta Pharmaceuticals, Inc.[b]	860,620
41,580	Myriad Genetics, Inc.[b]	1,504,364
20,320	Natus Medical, Inc.[b]	762,000
95,730	Nektar Therapeutics[b]	2,297,520
23,255	Neogen Corporation[b]	1,801,332
22,860	Omnicell, Inc.[b]	1,167,003

Shares	Common Stock (97.1%)	Value
Health Care (12.5%) - continued
36,320	OraSure Technologies, Inc.[b]	$817,200
11,040	Orthofix International NVb	521,640
18,970	PharMerica Corporation[b]	555,821
11,710	Phibro Animal Health Corporation	433,856
42,410	Progenics Pharmaceuticals, Inc.[b]	312,138
6,920	Providence Service Corporation[b]	374,234
28,520	Quality Systems, Inc.[b]	448,620
17,300	Quorum Health Corporation[b]	89,614
22,842	Repligen Corporation[b]	875,305
31,810	SciClone Pharmaceuticals, Inc.[b]	356,272
64,720	Select Medical Holdings Corporation[b]	1,242,624
46,480	Spectrum Pharmaceuticals, Inc.[b]	653,974
15,350	Sucampo Pharmaceuticals, Inc.[b]	181,130
31,080	Supernus Pharmaceuticals, Inc.[b]	1,243,200
8,030	Surmodics, Inc.[b]	248,930
20,590	Tivity Health, Inc.[b]	840,072
7,680	U.S. Physical Therapy, Inc.	471,936
22,920	Varex Imaging Corporation[b]	775,613

	Total	59,457,598

Industrials (18.6%)
24,722	AAON, Inc.	852,291
19,560	AAR Corporation	738,977
33,710	ABM Industries, Inc.	1,406,044
36,450	Actuant Corporation	933,120
20,240	Aegion Corporation[b]	471,187
45,650	Aerojet Rocketdyne Holdings, Inc.[b]	1,598,206
13,000	Aerovironment, Inc.[b]	703,560
5,780	Alamo Group, Inc.	620,599
17,580	Albany International Corporation	1,009,092
7,650	Allegiant Travel Company	1,007,505
8,720	American Woodmark Corporation[b]	839,300
17,590	Apogee Enterprises, Inc.	848,893
23,790	Applied Industrial Technologies, Inc.	1,565,382
15,690	ArcBest Corporation	524,830
11,720	Astec Industries, Inc.	656,437
15,390	Atlas Air Worldwide Holdings, Inc.[b]	1,012,662
32,270	Axon Enterprise, Inc.[a,b]	731,561
15,950	AZZ, Inc.	776,765
30,010	Barnes Group, Inc.	2,113,904
29,060	Brady Corporation	1,102,827
26,010	Briggs & Stratton Corporation	611,235
18,770	Chart Industries, Inc.[b]	736,347
10,030	CIRCOR International, Inc.	545,933
22,790	Comfort Systems USA, Inc.	813,603
15,180	Cubic Corporation	774,180
9,670	DXP Enterprises, Inc.[b]	304,508
16,320	Echo Global Logistics, Inc.[b]	307,632
12,720	Encore Wire Corporation	569,538
10,832	Engility Holdings, Inc.[b]	375,654
12,950	EnPro Industries, Inc.	1,042,863
15,690	ESCO Technologies, Inc.	940,616
23,210	Essendant, Inc.	305,676
15,660	Exponent, Inc.	1,157,274
36,570	Federal Signal Corporation	778,210
18,470	Forward Air Corporation	1,057,038
23,680	Franklin Electric Company, Inc.	1,062,048
24,050	FTI Consulting, Inc.[b]	853,294
30,480	General Cable Corporation	574,548
19,430	Gibraltar Industries, Inc.[b]	605,244
17,390	Greenbrier Companies, Inc.[a]	837,329
18,480	Griffon Corporation	410,256
48,880	Harsco Corporation[b]	1,021,592
32,740	Hawaiian Holdings, Inc.[b]	1,229,387
44,517	Healthcare Services Group, Inc.	2,402,582
30,538	Heartland Express, Inc.	765,893

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
192

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (97.1%)	Value
Industrials (18.6%) - continued
11,510	Heidrick & Struggles International, Inc.	$243,436
38,360	Hillenbrand, Inc.	1,490,286
20,450	Hub Group, Inc.[b]	878,327
11,350	Insperity, Inc.	998,800
11,100	Insteel Industries, Inc.	289,821
37,560	Interface, Inc.	822,564
19,230	John Bean Technologies Corporation	1,944,153
16,950	Kaman Corporation	945,471
18,500	Kelly Services, Inc.	464,165
35,340	Korn/Ferry International	1,393,456
6,470	Lindsay Corporation	594,593
21,393	LSC Communications, Inc.	353,198
10,520	Lydall, Inc.[b]	602,796
23,763	Marten Transport, Ltd.	488,330
26,310	Matson, Inc.	741,416
19,630	Matthews International Corporation	1,221,968
173,560	McDermott International, Inc.[b]	1,261,781
29,210	Mercury Systems, Inc.[b]	1,515,415
26,970	Mobile Mini, Inc.	929,116
19,650	Moog, Inc.[b]	1,639,400
35,120	Mueller Industries, Inc.	1,227,444
8,470	Multi-Color Corporation	694,117
10,070	MYR Group, Inc.[b]	293,440
3,060	National Presto Industries, Inc.	325,737
28,550	Navigant Consulting, Inc.[b]	483,066
30,370	On Assignment, Inc.[b]	1,630,262
17,360	Orion Group Holdings, Inc.[b]	113,882
9,680	Patrick Industries, Inc.[b]	814,088
30,340	PGT Innovations, Inc.[b]	453,583
5,290	Powell Industries, Inc.	158,647
15,080	Proto Labs, Inc.[b]	1,210,924
21,045	Quanex Building Products Corporation	482,983
42,973	R.R. Donnelley & Sons Company	442,622
22,140	Raven Industries, Inc.	717,336
17,110	Resources Connection, Inc.	237,829
19,200	Roadrunner Transportation Systems, Inc.[b]	182,976
15,510	Saia, Inc.[b]	971,702
25,630	Simpson Manufacturing Company, Inc.	1,256,895
31,590	SkyWest, Inc.	1,386,801
25,810	SPX Corporation[b]	757,265
25,880	SPX FLOW, Inc.[b]	997,933
7,800	Standex International Corporation	828,360
18,250	Team, Inc.[a,b]	243,638
10,910	Tennant Company	722,242
34,586	Tetra Tech, Inc.	1,609,978
30,440	Titan International, Inc.	308,966
18,050	Trex Company, Inc.[b]	1,625,764
30,440	Triumph Group, Inc.	905,590
25,750	TrueBlue, Inc.[b]	578,087
13,340	U.S. Ecology, Inc.	717,692
9,480	UniFirst Corporation	1,436,220
12,450	Universal Forest Products, Inc.	1,222,092
6,800	Veritiv Corporation[b]	221,000
12,440	Viad Corporation	757,596
9,860	Vicor Corporation[b]	232,696
35,880	Wabash National Corporation	818,782
24,200	WageWorks, Inc.[b]	1,468,940
16,840	Watts Water Technologies, Inc.	1,165,328

	Total	88,116,617

Information Technology (14.5%)
55,960	8x8, Inc.[b]	755,460

Shares	Common Stock (97.1%)	Value
Information Technology (14.5%) - continued
29,060	ADTRAN, Inc.	$697,440
24,160	Advanced Energy Industries, Inc.[b]	1,951,162
9,410	Agilysys, Inc.[b]	112,449
17,610	Anixter International, Inc.[b]	1,496,850
11,980	Applied Optoelectronics, Inc.[a,b]	774,747
17,730	Badger Meter, Inc.	868,770
24,460	Barracuda Networks, Inc.[b]	592,666
6,060	Bel Fuse, Inc.	189,072
30,420	Benchmark Electronics, Inc.[b]	1,038,843
9,370	Black Box Corporation	30,452
27,180	Blucora, Inc.[b]	687,654
21,980	Bottomline Technologies (de), Inc.[b]	699,623
42,427	Brooks Automation, Inc.	1,288,084
15,400	Cabot Microelectronics Corporation	1,230,922
14,960	CACI International, Inc.[b]	2,084,676
21,520	CalAmp Corporation[b]	500,340
27,800	Cardtronics, Inc.[b]	639,678
13,350	CEVA, Inc.[b]	571,380
16,530	Cohu, Inc.	394,075
14,300	Comtech Telecommunications Corporation	293,579
11,660	Control4 Corporation[b]	343,504
24,730	Cray, Inc.[b]	480,999
20,450	CSG Systems International, Inc.	820,045
20,020	CTS Corporation	482,482
23,700	Daktronics, Inc.	250,509
28,190	DHI Group, Inc.[b]	73,294
16,260	Digi International, Inc.[b]	172,356
23,370	Diodes, Inc.[b]	699,464
13,590	DSP Group, Inc.[b]	176,670
13,370	Ebix, Inc.[a]	872,393
19,730	Electro Scientific Industries, Inc.[b]	274,642
28,300	Electronics for Imaging, Inc.[b]	1,207,844
8,690	ePlus, Inc.[b]	803,391
20,540	ExlService Holdings, Inc.[b]	1,197,893
22,780	Fabrinet[b]	844,227
10,170	FARO Technologies, Inc.[b]	389,002
5,930	Forrester Research, Inc.	248,170
22,805	Gigamon, Inc.[b]	961,231
49,090	Harmonic, Inc.[b]	149,724
34,000	II-VI, Inc.[b]	1,399,100
21,835	Insight Enterprises, Inc.[b]	1,002,663
20,740	Itron, Inc.[b]	1,606,313
30,380	KEMET Corporation[b]	641,929
37,320	Kopin Corporation[b]	155,624
43,290	Kulicke and Soffa Industries, Inc.[b]	933,765
15,550	Liquidity Services, Inc.[b]	91,745
32,780	LivePerson, Inc.[b]	444,169
37,110	Lumentum Holdings, Inc.[b]	2,016,929
15,760	ManTech International Corporation	695,804
36,630	MaxLinear, Inc.[b]	869,963
22,310	Methode Electronics, Inc.	944,828
5,730	MicroStrategy, Inc.[b]	731,778
33,030	MKS Instruments, Inc.	3,119,683
25,360	Monotype Imaging Holdings, Inc.	488,180
10,270	MTS Systems Corporation	548,931
15,460	Nanometrics, Inc.[b]	445,248
19,220	NETGEAR, Inc.[b]	914,872
40,680	NIC, Inc.	697,662
101,740	Oclaro, Inc.[a,b]	878,016
10,670	OSI Systems, Inc.[b]	974,918
11,570	Park Electrochemical Corporation	214,045
21,380	Perficient, Inc.[b]	420,545
20,410	Plexus Corporation[b]	1,144,593
18,060	Power Integrations, Inc.	1,321,992
29,350	Progress Software Corporation	1,120,289

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
193

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (97.1%)	Value
Information Technology (14.5%) - continued
19,100	Qualys, Inc.[b]	$989,380
21,520	QuinStreet, Inc.[b]	158,172
66,320	Rambus, Inc.[b]	885,372
11,070	Rogers Corporation[b]	1,475,410
19,030	Rudolph Technologies, Inc.[b]	500,489
45,810	Sanmina Corporation[b]	1,701,842
15,520	ScanSource, Inc.[b]	677,448
40,340	Semtech Corporation[b]	1,514,767
11,150	Shutterstock, Inc.[b]	371,184
21,320	Solaredge Technology, Ltd.[b]	608,686
10,490	SPS Commerce, Inc.[b]	594,888
23,280	Super Micro Computer, Inc.[b]	514,488
24,320	Sykes Enterprises, Inc.[b]	709,171
26,030	Synchronoss Technologies, Inc.[b]	242,860
8,650	TeleTech Holdings, Inc.	361,137
74,020	TiVo Corp	1,469,297
55,690	TTM Technologies, Inc.[b]	855,955
18,280	VASCO Data Security International, Inc.[b]	220,274
29,647	Veeco Instruments, Inc.[b]	634,446
137,200	Viavi Solutions, Inc.[b]	1,297,912
16,500	Virtusa Corporation[b]	623,370
14,710	XO Group, Inc.[b]	289,346
30,230	Xperi Corporation	764,819

	Total	68,630,059

Materials (5.1%)
17,930	A. Schulman, Inc.	612,309
18,540	AdvanSix, Inc.[b]	736,965
191,160	AK Steel Holding Corporation[b]	1,068,584
15,930	American Vanguard Corporation	364,797
19,480	Balchem Corporation	1,583,529
23,480	Boise Cascade Company[b]	819,452
31,310	Calgon Carbon Corporation	670,034
30,520	Century Aluminum Company[b]	506,022
10,070	Clearwater Paper Corporation[b]	495,948
6,650	Deltic Timber Corporation	588,059
35,090	Flotek Industries, Inc.[b]	163,169
15,440	FutureFuel Corporation	243,026
30,840	H.B. Fuller Company	1,790,570
5,780	Hawkins, Inc.	235,824
7,650	Haynes International, Inc.	274,712
25,750	Ingevity Corporation[b]	1,608,603
11,890	Innophos Holdings, Inc.	584,869
14,760	Innospec, Inc.	909,954
10,350	Kaiser Aluminum Corporation	1,067,499
53,230	KapStone Paper and Packaging Corporation	1,143,913
12,630	Koppers Holdings, Inc.[b]	582,875
18,960	Kraton Performance Polymers, Inc.[b]	766,742
12,520	LSB Industries, Inc.[b]	99,409
12,210	Materion Corporation	526,861
13,273	Myers Industries, Inc.	278,069
10,250	Neenah Paper, Inc.	876,887
5,510	Olympic Steel, Inc.	121,220
26,560	PH Glatfelter Company	516,592
8,090	Quaker Chemical Corporation	1,196,915
26,210	Rayonier Advanced Materials, Inc.	359,077
18,740	Schweitzer-Mauduit International, Inc.	776,960
12,050	Stepan Company	1,008,103
39,147	SunCoke Energy, Inc.[b]	357,804
23,750	TimkenSteel Corporation[b]	391,875
15,640	Tredegar Corporation	281,520

Shares	Common Stock (97.1%)	Value
Materials (5.1%) - continued
9,220	US Concrete, Inc.[a,b]	$703,486

	Total	24,312,233

Real Estate (6.0%)
50,968	Acadia Realty Trust	1,458,704
17,450	Agree Realty Corporation	856,446
25,330	American Assets Trust, Inc.	1,007,374
27,390	Armada Hoffler Properties, Inc.	378,256
46,402	CareTrust REIT, Inc.	883,494
105,490	CBL & Associates Properties, Inc.	885,061
47,880	Cedar Realty Trust, Inc.	269,086
23,960	Chatham Lodging Trust	510,827
36,740	Chesapeake Lodging Trust	990,878
122,127	DiamondRock Hospitality Company	1,337,291
20,880	EastGroup Properties, Inc.	1,839,946
25,630	Forestar Group, Inc.[b,c]	454,933
37,233	Four Corners Property Trust, Inc.	927,846
65,580	Franklin Street Properties Corporation	696,460
19,871	Getty Realty Corporation	568,509
58,400	Government Properties Income Trust	1,096,168
24,030	Hersha Hospitality Trust	448,640
22,490	HFF, Inc.	889,704
49,690	Independence Realty Trust, Inc.	505,347
50,965	Kite Realty Group Trust	1,032,041
131,909	Lexington Realty Trust	1,348,110
24,140	LTC Properties, Inc.	1,134,097
26,976	National Storage Affiliates Trust	653,898
26,410	Parkway, Inc.	608,222
42,900	Pennsylvania REIT	450,021
12,110	PS Business Parks, Inc.	1,616,685
48,550	Ramco-Gershenson Properties Trust	631,636
10,790	RE/MAX Holdings, Inc.	685,705
66,840	Retail Opportunity Investments Corporation	1,270,628
7,290	Saul Centers, Inc.	451,324
63,810	Summit Hotel Properties, Inc.	1,020,322
7,620	Universal Health Realty Income Trust	575,234
18,130	Urstadt Biddle Properties, Inc.	393,421
23,480	Whitestone REIT	306,414

	Total	28,182,728

Telecommunications Services (1.2%)
6,710	ATN International, Inc.	353,617
25,636	Cincinnati Bell, Inc.[b]	508,875
25,190	Cogent Communications Holdings	1,231,791
39,540	Consolidated Communications Holdings, Inc.	754,423
16,080	General Communication, Inc.[b]	655,903
50,840	Iridium Communications, Inc.[a,b]	523,652
14,600	Lumos Networks Corporation[b]	261,632
12,210	Spok Holdings, Inc.	187,424
125,160	Vonage Holdings Corporation[b]	1,018,802

	Total	5,496,119

Utilities (2.7%)
31,003	ALLETE, Inc.	2,396,222
22,300	American States Water Company	1,098,275
39,260	Avista Corporation	2,032,490
29,200	California Water Service Group	1,113,980
24,760	El Paso Electric Company	1,367,990
17,490	Northwest Natural Gas Company	1,126,356
48,420	South Jersey Industries, Inc.	1,671,943

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
194

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (97.1%)	Value
Utilities (2.7%) - continued
29,370	Spire, Inc.	$2,192,470

	Total	12,999,726

	Total Common Stock (cost $339,798,730)	460,224,285

Shares	Collateral Held for Securities Loaned (6.2%)	Value
29,564,287	Thrivent Cash Management Trust	29,564,287

	Total Collateral Held for Securities Loaned (cost $29,564,287)	29,564,287

Shares or Principal Amount	Short-Term Investments (2.5%)[d]	Value
	Federal Home Loan Bank Discount Notes
100,000	1.020%, 10/18/2017[e]	99,956
200,000	1.030%, 11/7/2017[e]	199,800
500,000	1.040%, 11/10/2017[e]	499,459
200,000	1.040%, 11/28/2017[e]	199,683
	Thrivent Core Short-Term Reserve Fund
1,072,752	1.340%	10,727,521
	U.S. Treasury Bills
100,000	1.060%, 10/19/2017[e]	99,957

	Total Short-Term Investments (cost $11,826,264)	11,826,376

	Total Investments (cost $381,189,281) 105.8%	$501,614,948

	Other Assets and Liabilities, Net (5.8%)	(27,519,368)

	Total Net Assets 100.0%	$474,095,580

a	All or a portion of the security is on loan.
b	Non-income producing security.
c

Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the Notes to Financial Statements.

d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Index Portfolio as of September 29, 2017:

Securities Lending Transactions
Common Stock	$29,039,482
Total lending	$29,039,482
Gross amount payable upon return of collateral for securities loaned	$29,564,287
Net amounts due to counterparty	$524,805

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
195

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 29, 2017, in valuing Small Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	71,617,616	71,617,616	–	–
Consumer Staples	13,095,107	13,095,107	–	–
Energy	13,931,243	13,931,243	–	–
Financials	74,385,239	74,385,239	–	–
Health Care	59,457,598	59,457,598	–	–
Industrials	88,116,617	88,116,617	–	–
Information Technology	68,630,059	68,630,059	–	–
Materials	24,312,233	24,312,233	–	–
Real Estate	28,182,728	27,727,795	–	454,933
Telecommunications Services	5,496,119	5,496,119	–	–
Utilities	12,999,726	12,999,726	–	–
Short-Term Investments	1,098,855	–	1,098,855	–

Subtotal Investments in Securities	$461,323,140	$459,769,352	$1,098,855	$454,933

Other Investments*	Total

Short-Term Investments	10,727,521
Collateral Held for Securities Loaned	29,564,287

Subtotal Other Investments	$40,291,808

Total Investments at Value	$501,614,948

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	535,570	535,570	–	–

Total Asset Derivatives	$535,570	$535,570	$–	$–

There were no significant transfers between Levels during the period ended September 29, 2017. Transfers between Levels are identified as of the end of the period.

The following table presents Small Cap Index Portfolio’s futures contracts held as of September 29, 2017. Investments and/or cash totaling $1,098,855 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CME E-mini Russell 2000 Index	181	December 2017	$12,975,175	$13,510,745	$535,570
Total Futures Long Contracts					$535,570
Total Futures Contracts					$535,570

    Reference Description:

CME	-	Chicago Mercantile Exchange

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
196

SMALL CAP INDEX PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated portfolios.

A summary of transactions (in thousands) for the fiscal year to date, in Small Cap Index Portfolio, is as follows:

Portfolio	Value 12/31/2016	Gross Purchases	Gross Sales	Gain/ (Loss)	Unrealized Appreciation/ (Depreciation)	Shares Held at 9/29/2017	Value 9/29/2017	Income Earned 1/1/2017 - 9/29/2017
Cash Management Trust- Collateral Investment	$23,458	$103,173	$97,067	$–	$–	29,564	$29,564	$299
Core Short-Term Reserve Fund	9,304	69,456	68,032	–	–	1,073	10,728	110
Total Value and Income Earned	$32,762			$–	$–		$40,292	$409

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
197

MID CAP STOCK PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (94.5%)	Value
Consumer Discretionary (11.3%)
1,215,325	American Axle & Manufacturing Holdings, Inc.[a]	$21,365,413
571,200	Aramark	23,196,432
512,950	DISH Network Corporation[a]	27,817,278
224,550	Dollar Tree, Inc.[a]	19,495,431
421,875	Six Flags Entertainment Corporation	25,709,063
1,286,091	Time, Inc.	17,362,229
606,236	Toll Brothers, Inc.	25,140,607
141,350	Whirlpool Corporation	26,070,594

	Total	186,157,047

Consumer Staples (1.7%)
229,550	Ingredion, Inc.	27,692,912

	Total	27,692,912

Energy (4.4%)
100,725	Cimarex Energy Company	11,449,411
307,100	Continental Resources, Inc.[a]	11,857,131
387,475	Oil States International, Inc.[a]	9,822,491
578,781	Parsley Energy, Inc.[a]	15,245,092
787,050	Patterson-UTI Energy, Inc.	16,480,827
636,825	WPX Energy, Inc.[a]	7,323,487

	Total	72,178,439

Financials (20.1%)
1,025,200	Ally Financial, Inc.	24,871,352
899,650	Assured Guaranty, Ltd.	33,961,788
482,650	E*TRADE Financial Corporation[a]	21,048,366
477,946	First Republic Bank	49,926,239
2,436,025	Huntington Bancshares, Inc.	34,006,909
360,675	Interactive Brokers Group, Inc.	16,244,802
2,260,300	KeyCorp	42,538,846
532,122	Raymond James Financial, Inc.	44,873,848
1,364,825	Zions Bancorporation	64,392,444

	Total	331,864,594

Health Care (7.4%)
224,175	Edwards Lifesciences Corporation[a]	24,504,569
547,850	Hologic, Inc.[a]	20,100,617
912,600	Myriad Genetics, Inc.[a]	33,017,868
209,453	Universal Health Services, Inc.	23,236,716
113,700	Waters Corporation[a]	20,411,424

	Total	121,271,194

Industrials (18.7%)
410,600	AGCO Corporation	30,289,962
311,250	Brink’s Company	26,222,813
505,775	CSX Corporation	27,443,351
194,350	Huntington Ingalls Industries, Inc.	44,008,614
667,784	Oshkosh Corporation	55,118,892
1,092,062	Southwest Airlines Company	61,133,631
401,100	United Continental Holdings, Inc.[a]	24,418,968
262,450	WABCO Holdings, Inc.[a]	38,842,600

	Total	307,478,831

Information Technology (18.6%)
658,450	Akamai Technologies, Inc.[a]	32,079,684
225,050	Alliance Data Systems Corporation	49,859,827
1,320,933	Applied Materials, Inc.	68,807,400
456,054	PayPal Holdings, Inc.[a]	29,201,138
456,650	Red Hat, Inc.[a]	50,624,219
730,150	Teradata Corporation[a,b]	24,671,769
616,022	Teradyne, Inc.	22,971,460
1,689,575	Twitter, Inc.[a]	28,503,130

	Total	306,718,627

Shares	Common Stock (94.5%)	Value
Materials (4.3%)
929,600	Owens-Illinois, Inc.[a]	$23,388,736
1,387,813	Steel Dynamics, Inc.	47,837,914

	Total	71,226,650

Real Estate (6.5%)
249,400	Camden Property Trust	22,807,630
185,900	Digital Realty Trust, Inc.	21,997,547
793,450	Duke Realty Corporation	22,867,229
859,850	General Growth Properties, Inc.	17,859,084
1,144,398	Host Hotels & Resorts, Inc.	21,159,919

	Total	106,691,409

Utilities (1.5%)
537,850	Public Service Enterprise Group, Inc.	24,875,562

	Total	24,875,562

	Total Common Stock (cost $1,085,767,809)	1,556,155,265

Shares	Collateral Held for Securities Loaned (0.2%)	Value
2,708,250	Thrivent Cash Management Trust	2,708,250

	Total Collateral Held for Securities Loaned (cost $2,708,250)	2,708,250

Shares or Principal Amount	Short-Term Investments (5.1%)[c]	Value
	Federal Farm Credit Bank
1,000,000	1.150%, 10/10/2017	1,000,026
	Federal Home Loan Bank Discount Notes
2,800,000	1.027%, 10/11/2017	2,799,305
800,000	1.025%, 10/13/2017	799,758
800,000	1.020%, 10/25/2017	799,493
3,855,000	1.035%, 11/7/2017	3,851,145
3,900,000	1.030%, 11/8/2017	3,895,991
200,000	1.030%, 11/9/2017	199,789
1,400,000	1.050%, 11/10/2017	1,398,484
3,000,000	1.040%, 11/29/2017	2,995,167
	Thrivent Core Short-Term Reserve Fund
6,318,082	1.340%	63,180,818
	U.S. Treasury Bills
2,800,000	1.180%, 10/12/2017	2,799,284

	Total Short-Term Investments (cost $83,717,351)	83,719,260

	Total Investments (cost $1,172,193,410) 99.8%	$1,642,582,775

	Other Assets and Liabilities, Net 0.2%	3,263,289

	Total Net Assets 100.0%	$1,645,846,064

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
198

MID CAP STOCK PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Stock Portfolio as of

September	29, 2017:

Securities Lending Transactions
Common Stock	$2,652,515
Total lending	$2,652,515
Gross amount payable upon return of collateral for securities loaned	$2,708,250
Net amounts due to counterparty	$55,735

Fair Valuation Measurements

The	following table is a summary of the inputs used, as of September 29, 2017, in valuing Mid Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	186,157,047	186,157,047	–	–
Consumer Staples	27,692,912	27,692,912	–	–
Energy	72,178,439	72,178,439	–	–
Financials	331,864,594	331,864,594	–	–
Health Care	121,271,194	121,271,194	–	–
Industrials	307,478,831	307,478,831	–	–
Information Technology	306,718,627	306,718,627	–	–
Materials	71,226,650	71,226,650	–	–
Real Estate	106,691,409	106,691,409	–	–
Utilities	24,875,562	24,875,562	–	–
Short-Term Investments	20,538,442	–	20,538,442	–

Subtotal Investments in Securities	$1,576,693,707	$1,556,155,265	$20,538,442	$–

Other Investments*	Total

Short-Term Investments	63,180,818
Collateral Held for Securities Loaned	2,708,250

Subtotal Other Investments	$65,889,068

Total Investments at Value	$1,642,582,775

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There	were no significant transfers between Levels during the period ended September 29, 2017. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated portfolios.

A summary of transactions (in thousands) for the fiscal year to date, in Mid Cap Stock Portfolio, is as follows:

Portfolio	Value 12/31/2016	Gross Purchases	Gross Sales	Gain/ (Loss)	Unrealized Appreciation/ (Depreciation)	Shares Held at 9/29/2017	Value 9/29/2017	Income Earned 1/1/2017 - 9/29/2017
Cash Management Trust-Collateral Investment	$30,153	$164,669	$192,115	$–	$–	2,708	$2,708	$29
Core Short-Term Reserve Fund	74,896	125,871	137,586	–	–	6,318	63,181	646
Total Value and Income Earned	$105,049			$–	$–		$65,889	$675

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
199

MID CAP INDEX PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (98.3%)	Value
Consumer Discretionary (11.3%)
13,230	Aaron’s, Inc.	$577,225
13,280	Adtalem Global Education, Inc.	476,088
11,130	AMC Networks, Inc.[a]	650,771
35,890	American Eagle Outfitters, Inc.	513,227
13,930	AutoNation, Inc.[a,b]	661,118
30,830	Bed Bath & Beyond, Inc.	723,580
9,430	Big Lots, Inc.[b]	505,165
10,485	Brinker International, Inc.[b]	334,052
18,920	Brunswick Corporation	1,058,952
3,300	Buffalo Wild Wings, Inc.[a]	348,810
1,000	Cable One, Inc.	722,120
16,170	Calatlantic Group, Inc.	592,307
10,210	Carter’s, Inc.	1,008,237
9,340	Cheesecake Factory, Inc.[b]	393,401
2,760	Churchill Downs, Inc.	569,112
22,650	Cinemark Holdings, Inc.	820,157
11,150	Cooper Tire & Rubber Company[b]	417,010
5,130	Cracker Barrel Old Country Store, Inc.[b]	777,811
30,980	Dana, Inc.	866,201
6,860	Deckers Outdoor Corporation[a]	469,293
18,050	Dick’s Sporting Goods, Inc.	487,530
4,489	Dillard’s, Inc.[b]	251,698
10,310	Domino’s Pizza, Inc.	2,047,051
19,200	Dunkin’ Brands Group, Inc.	1,019,136
60,910	Gentex Corporation	1,206,018
990	Graham Holdings Company	579,249
5,820	Helen of Troy, Ltd.[a]	563,958
6,820	HSN, Inc.	266,321
22,570	ILG, Inc.	603,296
5,350	International Speedway Corporation	192,600
6,270	Jack in the Box, Inc.	639,038
9,520	John Wiley and Sons, Inc.	509,320
17,740	KB Home	427,889
28,580	Live Nation Entertainment, Inc.[a]	1,244,659
8,440	Meredith Corporation	468,420
23,560	Michaels Companies, Inc.[a]	505,833
7,160	Murphy USA, Inc.[a]	494,040
26,820	New York Times Company	525,672
740	NVR, Inc.[a]	2,112,700
110,710	Office Depot, Inc.	502,623
5,670	Papa John’s International, Inc.	414,307
12,360	Polaris Industries, Inc.[b]	1,293,227
8,760	Pool Corporation	947,569
27,990	Sally Beauty Holdings, Inc.[a]	548,044
39,870	Service Corporation International	1,375,515
17,000	Six Flags Entertainment Corporation	1,035,980
28,570	Skechers USA, Inc.[a]	716,821
7,970	Sotheby’s Holdings, Inc.[a]	367,497
46,300	Tegna, Inc.	617,179
9,690	Tempur Sealy International, Inc.[a,b]	625,199
13,950	Texas Roadhouse, Inc.	685,503
10,420	Thor Industries, Inc.	1,311,982
32,300	Toll Brothers, Inc.	1,339,481
32,200	Tri Pointe Homes, Inc.[a]	444,682
10,870	Tupperware Brands Corporation	671,983
17,390	Urban Outfitters, Inc.[a]	415,621
38,984	Wendy’s Company	605,422
16,960	Williams-Sonoma, Inc.[b]	845,626

	Total	41,393,326

Consumer Staples (3.8%)
95,060	Avon Products, Inc.[a]	221,490
1,910	Boston Beer Company, Inc.[a]	298,342
8,140	Casey’s General Stores, Inc.	890,923
19,360	Dean Foods Company	210,637

Shares	Common Stock (98.3%)	Value
Consumer Staples (3.8%) - continued
12,130	Edgewell Personal Care Company[a]	$882,700
13,180	Energizer Holdings, Inc.	606,939
39,265	Flowers Foods, Inc.	738,575
22,080	Hain Celestial Group, Inc.[a]	908,592
15,280	Ingredion, Inc.	1,843,379
31,251	Lamb Weston Holdings, Inc.	1,465,359
4,130	Lancaster Colony Corporation	496,096
10,590	Nu Skin Enterprises, Inc.	651,073
14,090	Post Holdings, Inc.[a]	1,243,724
4,260	Sanderson Farms, Inc.	688,075
18,100	Snyder’s-Lance, Inc.	690,334
26,930	Sprouts Farmers Markets, Inc.[a]	505,476
4,072	Tootsie Roll Industries, Inc.[b]	154,736
12,170	TreeHouse Foods, Inc.[a]	824,274
10,820	United Natural Foods, Inc.[a]	450,004

	Total	13,770,728

Energy (4.0%)
43,120	Callon Petroleum Company[a,b]	484,669
44,400	Consol Energy, Inc.[a]	752,136
9,450	Core Laboratories NVb	932,715
13,730	Diamond Offshore Drilling, Inc.[a,b]	199,085
8,100	Dril-Quip, Inc.[a]	357,615
20,820	Energen Corporation[a]	1,138,438
65,070	Ensco plc[b]	388,468
35,460	Gulfport Energy Corporation[a]	508,496
37,630	HollyFrontier Corporation	1,353,551
19,080	Matador Resources Company[a]	518,022
34,620	Murphy Oil Corporation	919,507
61,190	Nabors Industries, Ltd.	493,803
20,870	Oceaneering International, Inc.	548,255
45,757	Patterson-UTI Energy, Inc.	958,152
23,340	PBF Energy, Inc.[b]	644,417
51,570	QEP Resources, Inc.[a]	441,955
24,190	Rowan Companies plc[a]	310,842
21,990	SM Energy Company	390,103
109,700	Southwestern Energy Company[a]	670,267
32,780	Superior Energy Services, Inc.[a]	350,090
83,900	Transocean, Ltd.[a,b]	902,764
14,590	World Fuel Services Corporation	494,747
85,340	WPX Energy, Inc.[a]	981,410

	Total	14,739,507

Financials (16.8%)
3,280	Alleghany Corporation[a]	1,817,153
14,635	American Financial Group, Inc.	1,513,991
12,780	Aspen Insurance Holdings, Ltd.	516,312
32,183	Associated Banc-Corp	780,438
18,030	BancorpSouth, Inc.	577,861
9,080	Bank of Hawaii Corporation	756,909
25,790	Bank of the Ozarks, Inc.	1,239,209
24,730	Brown & Brown, Inc.	1,191,739
16,200	Cathay General Bancorp	651,240
15,190	Chemical Financial Corporation	793,829
36,050	CNO Financial Group, Inc.	841,407
19,061	Commerce Bancshares, Inc.	1,101,154
12,460	Cullen/Frost Bankers, Inc.	1,182,703
30,870	East West Bancorp, Inc.	1,845,409
24,510	Eaton Vance Corporation	1,210,059
68,660	F.N.B. Corporation	963,300
8,360	FactSet Research Systems, Inc.	1,505,720
20,310	Federated Investors, Inc.	603,207
23,610	First American Financial Corporation	1,179,792
49,890	First Horizon National Corporation	955,393
37,280	Fulton Financial Corporation	699,000
106,360	Genworth Financial, Inc.[a]	409,486

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
200

MID CAP INDEX PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (98.3%)	Value
Financials (16.8%) - continued
18,020	Hancock Holding Company	$873,069
9,060	Hanover Insurance Group, Inc.	878,186
34,020	Home BancShares, Inc.	857,984
11,540	International Bancshares Corporation	462,754
38,443	Janus Henderson Group plc	1,339,354
10,410	Kemper Corporation	551,730
18,580	Legg Mason, Inc.	730,380
7,990	MarketAxess Holdings, Inc.	1,474,235
17,890	MB Financial, Inc.	805,408
7,800	Mercury General Corporation	442,182
19,200	MSCI, Inc.	2,244,480
104,001	New York Community Bancorp, Inc.	1,340,573
52,360	Old Republic International Corporation	1,030,968
25,600	PacWest Bancorp	1,293,056
15,760	Pinnacle Financial Partners, Inc.	1,055,132
9,540	Primerica, Inc.	777,987
14,790	Prosperity Bancshares, Inc.	972,147
13,770	Reinsurance Group of America, Inc.	1,921,328
8,590	RenaissanceRe Holdings, Ltd.	1,160,853
27,950	SEI Investments Company	1,706,627
11,720	Signature Bank[a]	1,500,629
91,910	SLM Corporation[a]	1,054,208
48,080	Sterling Bancorp	1,185,172
14,560	Stifel Financial Corporation	778,378
11,250	SVB Financial Group[a]	2,104,762
25,910	Synovus Financial Corporation	1,193,414
36,640	TCF Financial Corporation	624,345
10,550	Texas Capital Bancshares, Inc.[a]	905,190
14,420	Trustmark Corporation	477,590
9,380	UMB Financial Corporation	698,716
46,990	Umpqua Holdings Corporation	916,775
22,300	United Bankshares, Inc.	828,445
56,124	Valley National Bancorp	676,294
20,435	W.R. Berkley Corporation	1,363,832
18,937	Washington Federal, Inc.	637,230
19,620	Webster Financial Corporation	1,031,031
11,880	Wintrust Financial Corporation	930,323

	Total	61,160,078

Health Care (8.0%)
8,940	ABIOMED, Inc.[a]	1,507,284
17,450	Acadia Healthcare Company, Inc.[a,b]	833,412
19,970	Akorn, Inc.[a]	662,804
38,490	Allscripts Healthcare Solutions, Inc.[a]	547,713
4,270	Bio-Rad Laboratories, Inc.[a]	948,879
7,960	Bio-Techne Corporation	962,285
23,030	Bioverativ, Inc.[a]	1,314,322
27,790	Catalent, Inc.[a]	1,109,377
10,160	Charles River Laboratories International, Inc.[a]	1,097,483
43,070	Endo International plc[a]	368,895
15,370	Globus Medical, Inc.[a]	456,796
10,020	Halyard Health, Inc.[a]	451,201
21,050	HealthSouth Corporation	975,668
14,010	Hill-Rom Holdings, Inc.	1,036,740
11,960	INC Research Holdings, Inc.[a]	625,508
8,590	LifePoint Health, Inc.[a]	497,361
9,220	LivaNova plc[a]	645,953
20,710	Mallinckrodt, LLC[a]	773,933
10,150	Masimo Corporation[a]	878,584
12,520	Medidata Solutions, Inc.[a]	977,311
19,910	Mednax, Inc.[a]	858,519
9,390	Molina Healthcare, Inc.[a]	645,656
10,820	NuVasive, Inc.[a]	600,077

Shares	Common Stock (98.3%)	Value
Health Care (8.0%) - continued
13,070	Owens & Minor, Inc.	$381,644
10,890	PAREXEL International Corporation[a]	959,191
11,310	Prestige Brands Holdings, Inc.[a]	566,518
18,110	STERIS plc	1,600,924
9,560	Teleflex, Inc.	2,313,233
17,420	Tenet Healthcare Corporation[a,b]	286,211
9,230	United Therapeutics Corporation[a]	1,081,664
9,470	Wellcare Health Plans, Inc.[a]	1,626,378
15,740	West Pharmaceutical Services, Inc.	1,515,132

	Total	29,106,656

Industrials (15.5%)
33,470	AECOM[a]	1,232,031
14,050	AGCO Corporation	1,036,469
15,440	Avis Budget Group, Inc.[a]	587,646
10,760	Brink’s Company	906,530
13,450	Carlisle Companies, Inc.	1,348,901
11,120	Clean Harbors, Inc.[a]	630,504
42,830	Copart, Inc.[a]	1,472,067
10,810	Crane Company	864,692
9,400	Curtiss-Wright Corporation	982,676
10,300	Deluxe Corporation	751,488
27,930	Donaldson Company, Inc.	1,283,104
7,890	Dun & Bradstreet Corporation	918,475
6,630	Dycom Industries, Inc.[a]	569,384
12,660	EMCOR Group, Inc.	878,351
9,270	EnerSys	641,206
5,580	Esterline Technologies Corporation[a]	503,037
17,410	First Solar, Inc.[a]	798,771
8,240	GATX Corporation	507,254
13,100	Genesee & Wyoming, Inc.[a]	969,531
11,920	Graco, Inc.	1,474,385
8,520	Granite Construction, Inc.	493,734
12,760	Herman Miller, Inc.	458,084
9,400	HNI Corporation	389,818
11,680	Hubbell, Inc.	1,355,114
9,691	Huntington Ingalls Industries, Inc.	2,194,430
16,290	IDEX Corporation	1,978,746
18,820	ITT Corporation	833,161
70,265	JetBlue Airways Corporation[a]	1,302,010
29,960	KBR, Inc.	535,685
17,210	Kennametal, Inc.	694,251
11,520	Kirby Corporation[a]	759,744
10,975	KLX, Inc.[a]	580,907
27,200	Knight-Swift Transportation Holdings, Inc.[a]	1,130,160
8,960	Landstar System, Inc.	892,864
8,070	Lennox International, Inc.	1,444,288
13,200	Lincoln Electric Holdings, Inc.	1,210,176
14,230	Manpower, Inc.	1,676,579
7,230	MSA Safety, Inc.	574,857
9,600	MSC Industrial Direct Company, Inc.	725,472
10,810	Nordson Corporation	1,280,985
22,890	NOW, Inc.[a]	316,111
14,570	Old Dominion Freight Line, Inc.	1,604,303
12,260	Orbital ATK, Inc.	1,632,542
15,910	Oshkosh Corporation	1,313,211
39,890	Pitney Bowes, Inc.	558,859
9,500	Regal-Beloit Corporation	750,500
20,478	Rollins, Inc.	944,855
11,280	Ryder System, Inc.	953,724
7,540	Teledyne Technologies, Inc.[a]	1,200,217
18,110	Terex Corporation	815,312
14,590	Timken Company	708,344
23,000	Toro Company	1,427,380
32,290	Trinity Industries, Inc.	1,030,051

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
201

MID CAP INDEX PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (98.3%)	Value
Industrials (15.5%) - continued
4,820	Valmont Industries, Inc.	$762,042
18,160	Wabtec Corporation[b]	1,375,620
6,470	Watsco, Inc.	1,042,123
9,550	Werner Enterprises, Inc.	349,052
11,780	Woodward, Inc.	914,246

	Total	56,566,059

Information Technology (16.9%)
24,300	3D Systems Corporation[a,b]	325,377
25,160	ACI Worldwide, Inc.[a]	573,145
16,930	Acxiom Corporation[a]	417,155
37,600	ARRIS International plc[a]	1,071,224
18,790	Arrow Electronics, Inc.[a]	1,510,904
26,220	Avnet, Inc.	1,030,446
9,050	Belden, Inc.	728,797
10,258	Blackbaud, Inc.	900,652
24,840	Broadridge Financial Solutions, Inc.	2,007,569
88,060	Brocade Communications Systems, Inc.	1,052,317
15,250	Cars.com Inc.[a,b]	405,803
28,070	CDK Global, Inc.	1,770,936
30,150	Ciena Corporation[a]	662,396
13,540	Cirrus Logic, Inc.[a]	721,953
18,420	Cognex Corporation	2,031,358
5,270	Coherent, Inc.[a]	1,239,346
9,020	CommVault Systems, Inc.[a]	548,416
19,900	Convergys Corporation	515,211
18,090	CoreLogic, Inc.[a]	836,120
20,850	Cree, Inc.[a]	587,762
70,610	Cypress Semiconductor Corporation[b]	1,060,562
16,170	Diebold Nixdorf, Inc.	369,484
12,910	DST Systems, Inc.	708,501
6,500	Fair Isaac Corporation	913,250
32,300	Fortinet, Inc.[a]	1,157,632
21,670	GameStop Corporation	447,702
28,350	Integrated Device Technology, Inc.[a]	753,543
7,440	InterDigital, Inc.	548,700
8,020	IPG Photonics Corporation[a]	1,484,181
10,280	j2 Global, Inc.	759,486
38,200	Jabil, Inc.	1,090,610
16,490	Jack Henry & Associates, Inc.	1,695,007
39,540	Keysight Technologies, Inc.[a]	1,647,236
19,090	Knowles Corporation[a]	291,504
30,365	Leidos Holdings, Inc.	1,798,215
4,850	Littelfuse, Inc.	950,018
11,290	LogMeIn, Inc.	1,242,465
14,680	Manhattan Associates, Inc.[a]	610,248
13,880	MAXIMUS, Inc.	895,260
24,630	Microsemi Corporation[a]	1,267,952
8,130	Monolithic Power Systems, Inc.	866,252
22,772	National Instruments Corporation	960,295
25,850	NCR Corporation[a]	969,892
19,080	NetScout Systems, Inc.[a]	617,238
7,160	Plantronics, Inc.	316,615
24,550	PTC, Inc.[a]	1,381,674
44,398	Sabre Corporation	803,604
9,344	Science Applications International Corporation	624,646
9,070	Silicon Laboratories, Inc.[a]	724,693
7,190	Synaptics, Inc.[a,b]	281,704
6,230	SYNNEX Corporation	788,157
22,730	Take-Two Interactive Software, Inc.[a]	2,323,688
7,360	Tech Data Corporation[a]	653,936
26,870	Teradata Corporation[a]	907,937
42,060	Teradyne, Inc.	1,568,417
53,940	Trimble, Inc.[a]	2,117,145

Shares	Common Stock (98.3%)	Value
Information Technology (16.9%) - continued
7,400	Tyler Technologies, Inc.[a]	$1,289,968
6,030	Ultimate Software Group, Inc.[a]	1,143,288
23,750	VeriFone Systems, Inc.[a]	481,650
23,250	Versum Materials, Inc.	902,565
11,480	ViaSat, Inc.[a,b]	738,394
28,740	Vishay Intertechnology, Inc.	540,312
8,540	WEX, Inc.[a]	958,359
11,290	Zebra Technologies Corporation[a]	1,225,868

	Total	61,814,740

Materials (7.0%)
23,200	Allegheny Technologies, Inc.[a,b]	554,480
13,360	AptarGroup, Inc.	1,153,102
13,280	Ashland Global Holdings, Inc.	868,379
19,360	Bemis Company, Inc.	882,235
13,270	Cabot Corporation	740,466
9,950	Carpenter Technology Corporation	477,899
39,100	Chemours Company	1,978,851
24,650	Commercial Metals Company	469,089
7,210	Compass Minerals International, Inc.[b]	467,929
13,360	Domtar Corporation	579,690
10,270	Eagle Materials, Inc.	1,095,809
5,510	Greif, Inc.	322,555
30,840	Louisiana-Pacific Corporation[a]	835,147
7,450	Minerals Technologies, Inc.	526,343
1,970	NewMarket Corporation	838,728
35,250	Olin Corporation	1,207,313
34,860	Owens-Illinois, Inc.[a]	877,078
17,400	PolyOne Corporation	696,522
15,540	Reliance Steel & Aluminum Company	1,183,682
13,970	Royal Gold, Inc.	1,201,979
28,460	RPM International, Inc.	1,461,136
8,710	Scotts Miracle-Gro Company	847,831
9,360	Sensient Technologies Corporation	719,971
15,730	Silgan Holdings, Inc.	462,934
21,190	Sonoco Products Company	1,069,036
51,100	Steel Dynamics, Inc.	1,761,417
37,120	United States Steel Corporation[b]	952,499
43,223	Valvoline, Inc.	1,013,579
9,520	Worthington Industries, Inc.	437,920

	Total	25,683,599

Real Estate (9.4%)
9,840	Alexander & Baldwin, Inc.	455,887
29,040	American Campus Communities, Inc.	1,282,116
19,790	Camden Property Trust	1,809,795
25,210	CoreCivic, Inc.	674,872
7,250	CoreSite Realty Corporation	811,275
21,260	Corporate Office Properties Trust	697,966
89,690	Cousins Properties, Inc.	837,705
19,440	CyrusOne, Inc.	1,145,599
19,810	DCT Industrial Trust, Inc.	1,147,395
32,630	Douglas Emmett, Inc.	1,286,275
15,570	Education Realty Trust, Inc.	559,430
13,640	EPR Properties	951,254
25,510	First Industrial Realty Trust, Inc.	767,596
26,415	GEO Group, Inc.	710,564
26,410	Healthcare Realty Trust, Inc.	854,099
22,050	Highwoods Properties, Inc.	1,148,584
35,140	Hospitality Properties Trust	1,001,139
19,930	JBG SMITH Properties[a]	681,805
9,680	Jones Lang LaSalle, Inc.	1,195,480
20,950	Kilroy Realty Corporation	1,489,964
17,830	Lamar Advertising Company	1,221,890
24,240	LaSalle Hotel Properties	703,445

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
202

MID CAP INDEX PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (98.3%)	Value
Real Estate (9.4%) - continued
31,330	Liberty Property Trust	$1,286,410
9,940	Life Storage, Inc.	813,191
19,200	Mack-Cali Realty Corporation	455,232
77,757	Medical Properties Trust, Inc.	1,020,949
31,820	National Retail Properties, Inc.	1,325,621
42,050	Omega Healthcare Investors, Inc.	1,341,815
8,657	Potlatch Corporation	441,507
19,890	Quality Care Properties, Inc.[a]	308,295
27,512	Rayonier, Inc. REIT	794,822
39,864	Sabra Health Care REIT, Inc.	874,616
50,680	Senior Housing Property Trust	990,794
20,390	Tanger Factory Outlet Centers, Inc.	497,924
13,030	Taubman Centers, Inc.	647,591
35,180	Uniti Group, Inc.[b]	515,739
22,630	Urban Edge Properties	545,836
39,590	Washington Prime Group, Inc.	329,785
25,660	Weingarten Realty Investors	814,448

	Total	34,438,710

Telecommunications Services (0.2%)
16,838	Frontier Communications Corporation[b]	198,520
19,585	Telephone & Data Systems, Inc.	546,226

	Total	744,746

Utilities (5.4%)
37,882	Aqua America, Inc.	1,257,303
22,640	Atmos Energy Corporation	1,898,138
11,370	Black Hills Corporation	783,052
45,733	Great Plains Energy, Inc.	1,385,710
23,190	Hawaiian Electric Industries, Inc.	773,850
10,770	IDACORP, Inc.	947,006
41,625	MDU Resources Group, Inc.	1,080,169
18,220	National Fuel Gas Company	1,031,434
18,480	New Jersey Resources Corporation	778,932
10,350	NorthWestern Corporation	589,329
42,600	OGE Energy Corporation	1,534,878
11,150	ONE Gas, Inc.	821,086
16,935	PNM Resources, Inc.	682,480
10,180	Southwest Gas Holdings, Inc.	790,172
36,990	UGI Corporation	1,733,351
17,680	Vectren Corporation	1,162,814
30,330	Westar Energy, Inc.	1,504,368
10,900	WGL Holdings, Inc.	917,780

	Total	19,671,852

	Total Common Stock (cost $293,679,972)	359,090,001

Shares	Collateral Held for Securities Loaned (4.7%)	Value
17,072,014	Thrivent Cash Management Trust	17,072,014

	Total Collateral Held for Securities Loaned (cost $17,072,014)	17,072,014

Shares or Principal Amount	Short-Term Investments (2.2%)[c]	Value
	Federal Home Loan Bank Discount Notes
500,000	1.030%, 10/11/2017[d]	499,876
100,000	1.040%, 11/10/2017[d]	99,892

Shares or Principal Amount	Short-Term Investments (2.2%)[c]	Value
	Thrivent Core Short-Term Reserve Fund
749,750	1.340%	$7,497,498

	Total Short-Term Investments (cost $8,097,223)	8,097,266

	Total Investments (cost $318,849,209) 105.2%	$384,259,281

	Other Assets and Liabilities, Net (5.2%)	(18,886,019)

	Total Net Assets 100.0%	$365,373,262

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Index Portfolio as of

September	29, 2017:

Securities Lending Transactions
Common Stock	$16,723,678

Total lending	$16,723,678
Gross amount payable upon return of collateral for securities loaned	$17,072,014

Net amounts due to counterparty	$348,336

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
203

MID CAP INDEX PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 29, 2017, in valuing Mid Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	41,393,326	41,393,326	–	–
Consumer Staples	13,770,728	13,770,728	–	–
Energy	14,739,507	14,739,507	–	–
Financials	61,160,078	61,160,078	–	–
Health Care	29,106,656	29,106,656	–	–
Industrials	56,566,059	56,566,059	–	–
Information Technology	61,814,740	61,814,740	–	–
Materials	25,683,599	25,683,599	–	–
Real Estate	34,438,710	34,438,710	–	–
Telecommunications Services	744,746	744,746	–	–
Utilities	19,671,852	19,671,852	–	–
Short-Term Investments	599,768	–	599,768	–

Subtotal Investments in Securities	$359,689,769	$359,090,001	$599,768	$–

Other Investments*	Total
Short-Term Investments	7,497,498
Collateral Held for Securities Loaned	17,072,014

Subtotal Other Investments	$24,569,512

Total Investments at Value	$384,259,281

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	172,006	172,006	–	–

Total Asset Derivatives	$172,006	$172,006	$–	$–

There were no significant transfers between Levels during the period ended September 29, 2017. Transfers between Levels are identified as of the end of the period.

The following table presents Mid Cap Index Portfolio’s futures contracts held as of September 29, 2017. Investments and/or cash totaling $599,768 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 400 Index Mini-Futures	39	December 2017	$6,831,224	$7,003,230	$172,006
Total Futures Long Contracts					$172,006
Total Futures Contracts					$172,006

    Reference Description:

S&P	-	Standard & Poor’s

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
204

MID CAP INDEX PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated portfolios.

A	summary of transactions (in thousands) for the fiscal year to date, in Mid Cap Index Portfolio, is as follows:

Portfolio	Value 12/31/2016	Gross Purchases	Gross Sales	Gain/ (Loss)	Unrealized Appreciation/ (Depreciation)	Shares Held at 9/29/2017	Value 9/29/2017	Income Earned 1/1/2017 - 9/29/2017
Cash Management Trust-Collateral Investment	$6,191	$79,141	$68,260	$–	$–	17,072	$17,072	$69
Core Short-Term Reserve Fund	8,307	76,431	77,241	–	–	750	7,497	86
Total Value and Income Earned	$14,498			$–	$–		$24,569	$155

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
205

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (88.0%)	Value
Australia (4.9%)
11,846	Abacus Property Group	$35,156
67,441	Altium, Ltd.	573,042
6,868	Ansell, Ltd.	120,354
246,111	Aristocrat Leisure, Ltd.	4,065,153
568,918	Australia & New Zealand Banking Group, Ltd.	13,252,143
369,955	Australian Pharmaceutical Industries, Ltd.	433,654
162,955	BHP Billiton, Ltd.	3,304,694
97,015	Breville Group, Ltd.	862,831
389,062	Charter Hall Group	1,640,919
118,563	Costa Group Holdings, Ltd.	520,887
62,168	CSL, Ltd.	6,544,624
1,587,078	CSR, Ltd.	5,909,854
319,655	Downer EDI, Ltd.	1,703,328
288,939	FlexiGroup, Ltd.	353,185
829,340	Fortescue Metals Group, Ltd.	3,358,614
293,920	Genworth Mortgage Insurance Australia, Ltd.	644,576
16,061	GWA Group, Ltd.	33,001
192,419	Iluka Resources, Ltd.	1,440,383
728,222	Investa Office Fund	2,574,319
163,193	IOOF Holdings, Ltd.	1,430,386
49,469	Macquarie Group, Ltd.	3,541,784
799,870	Medibank Private, Ltd.	1,835,207
2,340,154	Metcash, Ltd.	4,713,802
1,800,264	Mirvac Group	3,238,472
296,592	Monadelphous Group, Ltd.	3,663,474
52,851	Northern Star Resources, Ltd.	204,465
449,222	OZ Minerals, Ltd.	2,628,298
53,056	Perpetual, Ltd.	2,162,612
671,171	Qantas Airways, Ltd.	3,074,182
154,096	Regis Resources, Ltd.	434,659
98,402	Rio Tinto, Ltd.	5,157,734
263,410	Sandfire Resources NL	1,196,090
37,383	Seven Group Holdings, Ltd.	353,771
229,434	Sigma Healthcare, Ltd.	148,848
172,048	Sims Metal Management, Ltd.	1,827,651
1,586,757	South32, Ltd.	4,104,952
797,222	Southern Cross Media Group, Ltd.	741,556
111,337	St Barbara, Ltd.	229,433
464,222	Treasury Wine Estates, Ltd.	4,993,991
774,649	Vita Group, Ltd.	1,034,160
837,465	Whitehaven Coal, Ltd.	2,428,048
10,581	WorleyParsons, Ltd.[a]	112,621

	Total	96,626,913

Austria (0.8%)
19,513	Lenzing AG	2,829,743
174,424	OMV AG	10,168,900
28,262	Raiffeisen Bank International AGa	947,264
8,916	S IMMO AG	157,803
2,081	Telekom Austria AG	18,878
49,135	UNIQA Insurance Group AG	514,684
33,998	Verbund AG	801,851
26,727	Vienna Insurance Group AG Wiener Versicherung Gruppe	789,630

	Total	16,228,753

Belgium (1.0%)
35,535	Agfa-Gevaert NVa	169,530
30,243	Anheuser-Busch InBev NV	3,615,144
4,426	Barco NV	477,544
1,868	Compagnie d’ Entreprises CFE	278,509
4,901	Gimv NV	301,317
15,343	Melexis NV	1,485,849

Shares	Common Stock (88.0%)	Value
Belgium (1.0%) - continued
16,305	Mobistar SA	$377,370
55,944	NV Bekaert SA	2,685,750
49,525	Proximus SA	1,707,310
18,057	SA D’Ieteren NV	828,836
51,681	Solvay SA	7,726,192
12,235	Tessenderlo Group[a]	595,413

	Total	20,248,764

Bermuda (<0.1%)
5,404	Stolt-Nielsen, Ltd.	81,421

	Total	81,421

Brazil (1.9%)
642,300	Ambev SA	4,266,925
761,830	Banco Bradesco SA ADR	8,433,458
249,226	BRF SAa	3,604,045
525,700	Lojas Renner SA	5,975,467
174,982	Multiplan Empreendimentos Imobiliarios SA	4,064,672
258,000	Ultrapar Participacoes SA ADR	6,145,560
537,271	Vale SA ADR	5,410,319

	Total	37,900,446

Canada (2.5%)
336,655	Birchcliff Energy, Ltd.	1,632,348
160,794	CAE, Inc.	2,813,170
92,746	Canadian National Railway Company	7,684,297
27,820	Canadian Utilities, Ltd.	863,975
70,097	Dollarama, Inc.	7,670,081
15,324	Finning International, Inc.	350,385
40,907	Genworth MI Canada, Inc.[b]	1,214,014
9,872	Gluskin Sheff + Associates, Inc.	148,743
52,500	IGM Financial, Inc.[b]	1,764,656
131,032	Manulife Financial Corporation	2,657,920
2,262	Mullen Group, Ltd.	30,909
47,834	Premium Brands Holdings Corporation	3,814,453
72,650	Restaurant Brands International, Inc.	4,641,681
151,599	Teck Resources, Ltd.	3,191,750
114,900	Transcanada Corporation[b]	5,678,929
88,188	Transcontinental, Inc.	1,822,776
202,500	Veresen, Inc.	3,038,109

	Total	49,018,196

Cayman Islands (0.5%)
502,000	China Resources Land, Ltd.	1,543,504
67,700	Tencent Holdings, Ltd.	2,959,891
4,119,680	WH Group, Ltd.[c]	4,387,471
468,000	Xinyi Glass Holdings Company, Ltd.	463,847

	Total	9,354,713

Chile (0.4%)
139,315	Banco Santander Chile SA ADR	4,139,049
336,038	S.A.C.I. Falabella	3,277,112

	Total	7,416,161

China (0.8%)
910,302	Hangzhou Hikvision Digital Technology Company, Ltd.	4,390,218
73,190	Kweichow Moutai Company, Ltd.	5,706,245
492,500	Midea Group Company, Ltd.	3,280,891
585,856	Shanghai International Airport Company, Ltd.	3,352,585

	Total	16,729,939

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
206

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (88.0%)	Value
Denmark (1.3%)
1,813	Aktieselskabet Schouw & Company	$197,356
25,654	Bavarian Nordic ASa	1,151,008
71,334	Danske Bank AS	2,858,610
32,395	DFDS AS	1,852,807
77,097	GN Store Nord AS	2,646,705
8,988	Jyske Bank AS	519,618
70,750	Novo Nordisk AS	3,401,570
12,651	Rockwool International AS	3,435,018
24,071	Royal Unibrew AS	1,318,959
20,625	Scandinavian Tobacco Group ASc	365,902
38,609	Spar Nord Bank AS	481,372
75,465	Sydbank AS	3,138,620
57,233	Vestas Wind Systems AS	5,144,433

	Total	26,511,978

Faroe Islands (0.1%)
24,989	Bakkafrost PF	1,148,029

	Total	1,148,029

Finland (1.1%)
17,987	Cramo Oyj	472,156
41,766	Finnair Oyj	553,359
57,330	KONE Oyj	3,039,007
42,224	Konecranes Oyj	1,875,093
49,845	Ramirent Oyj	514,886
510,464	UPM-Kymmene Oyj	13,849,377
108,086	Valmet Oyj	2,125,066

	Total	22,428,944

France (5.6%)
225,585	Air France-KLM[a]	3,557,468
4,369	Alten SA	395,074
39,618	Amundi SAc	3,294,081
27,697	AtoS	4,296,002
297,364	AXA SA	8,989,899
76,075	BNP Paribas SA	6,137,376
28,916	Capgemini SA	3,389,648
80,935	CNP Assurances	1,897,366
7,835	Derichebourg	82,157
34,243	Eiffage SA	3,546,305
173,304	Engie	2,942,929
7,922	Eramet SAa	538,499
3,713	Euler Hermes Group	438,711
6,133	Eurofins Scientific SE	3,880,335
258,393	Eutelsat Communications	7,649,089
22,837	Faurecia	1,584,786
20,401	Ipsos SA	706,114
5,006	Kaufman & Broad SA	241,529
15,035	Kering SA	5,989,423
30,213	LVMH Moet Hennessy Louis Vuitton SE	8,351,951
31,983	Metropole Television SA	739,740
32,991	Neopost SA	1,282,364
27,997	Nexity SA	1,710,839
155,436	Orange SA	2,545,086
58,259	Peugeot SA	1,386,858
111,366	Sanofi	11,086,053
163,587	SCOR SE	6,860,628
42,442	Societe Generale	2,487,146
30,244	Thales SA	3,425,126
198,471	Total SA	10,656,731
261,282	Total SA Rights[a,d]	20,071
12,094	UbiSoft Entertainment SAa	832,373
3,713	Vilmorin & Cie SA	333,560

	Total	111,275,317

Shares	Common Stock (88.0%)	Value
Germany (6.9%)
97,693	Aareal Bank AG	$4,141,340
23,644	Adidas AG	5,354,553
57,659	Allianz SE	12,949,379
116,230	Alstria Office REIT AG	1,661,507
7,323	Amadeus Fire AG	681,322
32,683	Aurubis AG	2,649,789
24,593	BASF SE	2,620,031
106,265	Bayer AG	14,516,073
1,487	bet-at-home.com AG	208,462
41,437	Covestro AGc	3,565,663
150,071	Deutsche Pfandbriefbank AGc	2,249,520
180,008	Deutsche Post AG	8,023,687
174,877	Deutz AG	1,414,927
20,144	Duerr AG	2,697,381
207,965	Evonik Industries AG	7,435,239
158,086	Evotec AGa	3,761,385
83,599	Fresenius SE & Company KGaA	6,760,609
5,817	Fuchs Petrolub SE	298,623
29,088	Gerresheimer AG	2,253,853
37,799	Hamburger Hafen und Logistik AG	1,191,864
63,209	Hannover Rueckversicherung SE	7,623,453
6,688	Homag Group AG	507,469
40,014	Hugo Boss AG	3,530,705
2,622	Isra Vision AG	495,586
47,335	Jenoptik AG	1,570,181
4,906	Leoni AG	325,552
27,845	Merck KGaA	3,101,171
10,889	Muenchener Rueckversicherungs- Gesellschaft AG	2,330,516
27,133	Rheinmetall AG	3,060,172
7,101	SAF-Holland SA	144,390
107,068	SAP SE	11,739,433
96,017	Siemens AG	13,548,827
33,208	Software AG	1,622,496
188,842	TAG Immobilien AG	3,176,752
10,668	Takkt AG	244,604
11,541	Zeal Network SE	353,964

	Total	137,810,478

Hong Kong (2.8%)
1,264,000	AIA Group, Ltd.	9,357,773
539,000	Champion REIT	372,754
825,300	China Mobile, Ltd.	8,378,409
239,000	CITIC Telecom International Holdings, Ltd.	69,041
574,000	CK Asset Holdings, Ltd.	4,771,853
234,000	Giordano International, Ltd.	140,536
22,000	Great Eagle Holdings, Ltd.	115,751
1,304,000	Hang Lung Group, Ltd.	4,695,833
180,000	Hang Lung Properties, Ltd.	428,548
136,238	Hong Kong Exchanges and Clearing, Ltd.	3,679,528
116,500	Hopewell Holdings, Ltd.	454,342
121,463	i-CABLE Communications, Ltd.[a,e]	3,965
615,000	Luk Fook Holdings International, Ltd.	2,483,902
1,713,000	Melco International Development, Ltd.	4,962,367
302,000	Shun Tak Holdings, Ltd.	134,980
495,000	Sun Hung Kai Properties, Ltd.	8,063,673
86,000	Sunlight Real Estate Investment Trust	55,761
209,000	Swire Pacific, Ltd.	2,034,723
42,500	Swire Pacific, Ltd., Class B	73,780
259,900	Swire Properties, Ltd.	882,650
438,000	Wharf Holdings, Ltd.	3,918,425

	Total	55,078,594

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
207

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (88.0%)	Value
Hungary (0.2%)
138,353	Richter Gedeon Nyrt	$3,437,931

	Total	3,437,931

India (2.1%)
115,976	Aditya Birla Capital, Ltd.[a]	326,249
56,000	Aditya Birla Capital, Ltd. GDR[a,d]	157,534
82,840	Grasim Industries, Ltd.	1,440,239
70,700	Hero Motocorp, Ltd.	4,091,885
256,500	Hindustan Unilever, Ltd.	4,614,195
419,341	Housing Development Finance Corporation	11,193,484
1,843,240	ITC, Ltd.	7,293,352
183,400	Kotak Mahindra Bank, Ltd.	2,817,638
84,403	Tata Consultancy Services, Ltd.	3,151,495
114,696	Ultra Tech Cement, Ltd.	6,772,572
4,570	Ultra Tech Cement, Ltd. GDR	269,652

	Total	42,128,295

Indonesia (0.7%)
12,512,900	Astra International Tbk PT	7,346,411
2,335,400	Indocement Tunggal Prakarsa Tbk PT	3,277,085
2,712,700	PT Bank Central Asia Tbk	4,090,565

	Total	14,714,061

Ireland (0.4%)
125,921	CRH plc	4,790,480
279,128	United Drug plc	3,181,383

	Total	7,971,863

Israel (0.3%)
35,569	Check Point Software Technologies, Ltd.[a]	4,055,577
598,175	El Al Israel Airlines, Ltd.	403,274
168,805	Israel Discount Bank, Ltd.[a]	425,746
52,597	Shufersal, Ltd.	308,904

	Total	5,193,501

Italy (1.6%)
1,235,620	A2A SPA	2,125,900
29,714	Ascopiave SPA	123,127
93,518	Assicurazioni Generali SPA	1,744,222
27,522	ASTM SPA	713,991
42,659	Azimut Holding SPA	924,256
53,587	Banca Generali SPA	1,861,170
63,788	Banca Popolare Di Sondrio SCRL	274,836
105,713	Beni Stabili SPA	91,707
23,680	Biesse SPA	1,048,130
17,454	Cerved Information Solutions SPA	206,474
16,601	De’Longhi	534,775
54,288	DiaSorin SPA	4,841,585
23,252	EL En SPA	652,683
373,444	Enav SPA[c]	1,711,699
635,721	Enel SPA	3,829,760
29,630	ERG SPA	473,242
4,181	Interpump Group SPA	130,132
115,277	Iren SPA	309,276
4,018	Italmobiliare SPA	108,543
191,092	Mediobanca SPA	2,053,545
110,212	Recordati SPA	5,085,896
189,146	Societa Cattolica di Assicurazioni SCRL	1,643,314
68,351	Societa Iniziative Autostradali e
	Servizi SPA	1,091,843

	Total	31,580,106

Shares	Common Stock (88.0%)	Value
Japan (18.1%)
68,100	Adeka Corporation	$1,242,689
64,600	Aisin Seiki Company, Ltd.	3,405,887
30,800	AOKI Holdings, Inc.	404,275
35,700	Arcs Company, Ltd.	805,142
68,800	Asahi Glass Company, Ltd.	2,555,444
2,300	Asahi Holdings, Inc.	47,385
22,400	ASKA Pharmaceutical Company, Ltd.	369,535
276,700	Astellas Pharmaceutical, Inc.	3,521,711
2,300	Ateam, Inc.	60,496
46,000	Avex Group Holdings, Inc.	625,553
318,000	Bridgestone Corporation	14,438,387
118,300	Brother Industries, Ltd.	2,758,259
38,300	Canon Electronics, Inc.	773,880
155,600	Canon, Inc.	5,324,785
61,700	Capcom Company, Ltd.	1,519,156
15,700	Cawachi, Ltd.	375,765
8,200	Chiyoda Company, Ltd.	205,422
6,100	Chiyoda Integre Company, Ltd.	143,027
118,000	Chubu Electric Power Company, Inc.	1,466,484
81,300	Citizen Watch Company, Ltd.	560,621
14,100	CKD Corporation	277,469
14,800	Cosmo Energy Holdings Company, Ltd.	339,500
2,000	Daiichi Jitsugyo Company, Ltd.	58,000
61,600	Daiichi Sankyo Company, Ltd.	1,390,109
7,900	Daiichikosho Company, Ltd.	378,283
800	Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	36,527
6,600	Daishi Bank, Ltd.	311,345
47,600	DCM Holdings Company, Ltd.	429,883
46,800	Dexerials Corporation	573,335
20,000	DMG Mori Company, Ltd.	359,650
33,400	Doutor Nichires Holdings Company, Ltd.	717,538
101,500	DTS Corporation	2,783,146
16,000	Earth Chemical Company, Ltd.	722,490
51,900	EDION Corporation	486,790
12,600	EIZO Corporation	499,221
33,600	EPS Holdings, Inc.	644,997
190,000	Financial Products Group Company, Ltd.	2,112,982
70,600	Foster Electric Company, Ltd.	1,427,261
32,300	Fuji Machine Manufacturing Company, Ltd.	601,852
17,800	Fuji Oil Holdings, Inc.	464,712
11,000	Fuji Pharma Company, Ltd.	375,655
18,400	Fuji Soft, Inc.	537,945
17,600	Fujibo Holdings, Inc.	607,781
669,000	Fujitsu, Ltd.	4,979,063
17,600	Glory, Ltd.	623,910
33,700	Goldcrest Company, Ltd.	799,442
374	Hankyu REIT, Inc.	445,061
247,900	Haseko Corporation	3,308,070
79,100	Heiwa Corporation[b]	1,567,452
387	Heiwa Real Estate REIT, Inc.	312,971
304,409	Hiroshima Bank, Ltd.[b]	2,468,113
78,300	Hitachi High-Technologies Corporation	2,843,762
38,600	Hitachi Maxell, Ltd.	867,279
538,000	Hitachi, Ltd.	3,793,359
21,300	Hokuetsu Kishu Paper Company, Ltd.	133,108
798,400	Honda Motor Company, Ltd.	23,585,157
170,400	IBIDEN Company, Ltd.	2,718,636
383	Industrial & Infrastructure Fund Investment Corporation	1,623,559
31,000	INES Corporation	287,921
420,500	ITOCHU Corporation	6,889,802

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
208

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (88.0%)	Value
Japan (18.1%) - continued
4,100	Itochu Enex Company, Ltd.	$44,072
12,500	JAFCO Company, Ltd.	640,124
78,300	Japan Airlines Company, Ltd.	2,650,559
69,000	Japan Aviation Electronics Industry, Ltd.	1,080,885
415	Japan Rental Housing Investments, Inc.	292,833
309,000	JVC Kenwood Corporation	894,478
6,000	Kaga Electronics Company, Ltd.	177,548
123,000	Kaneka Corporation	955,710
3,600	Kanematsu Electronics, Ltd.	106,355
68,800	Kao Corporation	4,050,487
89,500	KDDI Corporation	2,359,218
382	Kenedix Office Investment Corporation	2,103,428
232	Kenedix Residential Investment Corporation	596,468
138,300	Kinden Corporation	2,229,444
139,000	KITZ Corporation	1,134,056
35,900	Koei Tecmo Holdings Company, Ltd.	754,975
39,900	Kohnan Shoji Company, Ltd.	749,581
86,500	Kokuyo Company, Ltd.	1,466,163
403,700	Konica Minolta Holdings, Inc.	3,316,871
87,600	Konoike Transport Company, Ltd.	1,335,564
236,300	K’s Holdings Corporation[b]	5,233,763
62,000	Kurabo Industries, Ltd.	170,652
143,400	Kuraray Company, Ltd.	2,682,985
5,500	Kureha Corporation	299,528
3,100	KYB Company, Ltd.	187,607
67,600	Kyoei Steel, Ltd.	1,054,907
12,700	Kyokuto Kaihatsu Kogyo Company, Ltd.	214,273
449	LaSalle Logiport REIT	437,788
277,700	Leopalace21 Corporation	1,935,274
10,000	Maeda Corporation	122,327
266,000	Makino Milling Machine Company, Ltd.	2,364,790
17,800	Mandom Corporation	490,352
311,200	Marubeni Corporation	2,127,426
17,300	Maruwa Company, Ltd.	978,612
34,300	Matsumotokiyoshi Holdings Company, Ltd.	2,297,468
19,400	Meiko Network Japan Company, Ltd.	275,360
6,000	MEITEC Corporation	300,782
14,200	Ministop Company, Ltd.	275,800
45,800	MIRAIT Holdings Corporation	551,063
278,600	Mitsubishi Corporation	6,481,861
768,500	Mitsubishi UFJ Financial Group, Inc.	4,996,661
235,800	Mitsui & Company, Ltd.	3,487,698
5,800	Mitsui Sugar Company, Ltd.	195,278
4,475,900	Mizuho Financial Group, Inc.	7,846,430
64,600	Morinaga Milk Industry Company, Ltd.	2,468,768
8,300	Namura Shipbuilding Company, Ltd.	49,027
16,500	NEC Networks & System Integration Corporation	394,200
26,000	NHK Spring Company, Ltd.	280,396
63,000	NICHIAS Corporation	778,477
113,700	Nichirei Corporation	2,852,829
86,200	Nikkiso Company, Ltd.	801,600
32,100	Nikkon Holdings Company, Ltd.	794,223
89,800	Nippon Electric Glass Company, Ltd.	3,481,011
1,116,300	Nippon Light Metal Holdings Company, Ltd.	3,179,446
20	Nippon REIT Investment Corporation	57,538
23,700	Nippon Shokubai Company, Ltd.	1,675,211
51,000	Nippon Soda Company, Ltd.	310,102

Shares	Common Stock (88.0%)	Value
Japan (18.1%) - continued
277,300	Nippon Telegraph & Telephone Corporation	$12,706,087
36,600	Nippon Thompson Company, Ltd.	202,927
70,500	Nipro Corporation	973,141
72,200	Nishimatsu Construction Company, Ltd.	2,087,457
1,891,005	Nissan Motor Company, Ltd.	18,733,477
28,800	Nisshin Oillio Group, Ltd.	945,311
19,400	Nisshin Steel Company, Ltd.	248,305
4,400	Nitto Boseki Company, Ltd.	135,133
30,717	Nitto Kogyo Corporation	543,381
22,500	Noritz Corporation	404,667
36,500	NSD Company, Ltd.	677,814
149,800	NTT DOCOMO, Inc.	3,423,946
252,700	Obayashi Corporation	3,030,996
10,000	Oiles Corporation	185,504
12,500	Open House Company, Ltd.	436,776
160,000	ORIX Corporation	2,583,076
495,100	Osaka Gas Company, Ltd.	9,202,151
27,500	Paramount Bed Holdings Company, Ltd.	1,182,747
144,100	Persol Holdings Company, Ltd.	3,357,567
27,100	Plenus Company, Ltd.	598,835
18,600	Resorttrust, Inc.	332,840
5,600	Riken Vitamin Company, Ltd.	211,456
8,300	ROHTO Pharmaceutical Company, Ltd.	187,415
1,600	Roland DG Corporation	41,047
111,600	Round One Corporation	1,501,807
20,200	Ryobi, Ltd.	544,338
50,100	Saizeriya Company, Ltd.	1,379,488
31,300	Sangetsu Company, Ltd.	538,074
15,000	Sanken Electric Company, Ltd.	82,659
26,800	Sankyu, Inc.	1,135,041
15,900	Sawai Pharmaceutical Company, Ltd.	903,976
26,400	SCREEN Holdings Company, Ltd.	1,833,880
439	Sekisui House Residential Investment Corporation	429,929
221,200	Sekisui House, Ltd.	3,728,487
94,400	Senko Group Holdings Company, Ltd.	673,088
251,700	Senshu Ikeda Holdings, Inc.	969,631
35,800	Shikoku Electric Power Company	420,953
5,600	Shindengen Electric Manufacturing Company, Ltd.	358,878
223,400	Shinko Electric Industries Company, Ltd.	1,507,549
189,700	ShinMaywa Industries, Ltd.	1,723,871
34,100	Ship Healthcare Holdings, Inc.	1,053,427
16,600	Showa Denko KK	517,937
16,000	SMK Corporation	74,012
102,900	SoftBank Group Corporation	8,344,809
37,800	Sojitz Corporation	104,594
4,400	STUDIO ALICE Company, Inc.	106,546
95,500	Sumco Corporation	1,506,796
305,740	Sumitomo Corporation[b]	4,401,862
113,600	Sumitomo Heavy Industries, Ltd.	4,559,800
129,800	Sumitomo Mitsui Financial Group, Inc.	4,989,406
103,700	Sumitomo Rubber Industries, Ltd.	1,903,325
5,100	Sumitomo Seika Chemicals Company, Ltd.	243,949
33,600	Sun Frontier Fudousan Co., Ltd.	363,314
96,700	Suzuki Motor Corporation	5,075,308
8,000	Taihei Dengyo Kaisha, Ltd.	210,649
24,400	Taiho Kogyo Company, Ltd.	370,845
25,000	Taikisha, Ltd.	689,545
178,000	Taiyo Yuden Company, Ltd.	2,636,046
324,900	Takara Leben Company, Ltd.	1,588,753

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
209

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (88.0%)	Value
Japan (18.1%) - continued
83,100	Takeda Pharmaceutical Company, Ltd.	$4,595,093
20,000	Tatsuta Electric Wire and Cable Company, Ltd.	152,607
58,100	Teijin, Ltd.	1,146,246
88,100	Toagosei Company, Ltd.	1,181,034
56,100	Tokai Rika Company, Ltd.	1,109,971
30,900	Tokyo Electron, Ltd.	4,757,027
44,800	Tokyo Seimitsu Company, Ltd.	1,589,807
967	Tokyu REIT, Inc.	1,178,189
5,800	Topy Industries, Ltd.	194,010
41,100	Tosei Corporation	361,132
197,000	Toshiba Machine Company, Ltd.	1,076,057
7,400	Toyo Kohan Company, Ltd.	34,528
8,300	Toyo Tanso Company, Ltd.	198,313
48,300	Toyoda Gosei Company, Ltd.	1,141,442
69,800	Toyota Motor Corporation	4,162,064
46,000	Tsubakimoto Chain Company	367,649
42,900	TV Asahi Holdings Corporation	856,603
26,400	UACJ Corporation	752,851
10,300	Ube Industries, Ltd.	298,078
73,600	ULVAC, Inc.	4,638,423
39,100	Unipres Corporation	1,088,000
5,300	Unitika, Ltd.[a]	41,740
5,100	Wakita & Company, Ltd.	61,687
9,000	Warabeya Nichiyo Holdings Company, Ltd.	229,593
66,000	West Japan Railway Company	4,588,487
22,500	Yamato Kogyo Company, Ltd.	609,880
28,900	Yodogawa Steel Works, Ltd.	792,041
37,100	Zenkoku Hosho Company, Ltd.	1,559,399
6,000	ZEON Corporation	77,841

	Total	360,801,791

Luxembourg (0.6%)
163,634	Arcelor Mittal[a]	4,221,127
122,805	B&M European Value Retail SA	637,960
1,258	Millicom International Cellular SA	83,103
10,349	Oriflame Holdings AG	353,469
289,061	Subsea 7 SA	4,756,805
70,056	Tenaris SA ADR[b]	1,983,285

	Total	12,035,749

Malaysia (0.2%)
710,400	Public Bank Berhad	3,440,115

	Total	3,440,115

Mexico (1.0%)
80,000	Fomento Economico Mexicano SAB de CV ADR	7,642,400
21,100	Grupo Aeroportuario del Sureste SAB de CV ADR	4,026,302
1,186,794	Grupo Financiero Banorte SAB de CV ADR	8,170,695
259,000	Organizacion Soriana SAB de CVa	598,929

	Total	20,438,326

Netherlands (2.7%)
21,674	Aalberts Industries NV	1,047,670
352,825	ABN AMRO Group NVc	10,565,013
80,932	ASR Nederland NV	3,237,376
44,328	BE Semiconductor Industries NV	3,085,416
6,306	Eurocommercial Properties NV	269,650
85,880	Euronext NVc	5,228,204
41,841	Ferrari NV	4,629,611
76,081	NN Group NV	3,185,978

Shares	Common Stock (88.0%)	Value
Netherlands (2.7%) - continued
3,659	NSI NV	$144,137
96,310	Philips Lighting NVc	3,887,232
28,637	Refresco Group B.V.[c]	577,406
159,530	RELX NV	3,393,740
256,198	Unilever NV	15,144,018

	Total	54,395,451

New Zealand (<0.1%)
342,943	Air New Zealand, Ltd.	835,440

	Total	835,440

Norway (1.5%)
108,846	Aker BP ASA	2,108,934
31,005	Borregaard ASA	347,686
507,130	DnB ASA	10,238,992
66,324	DNO International ASA[a]	91,190
109,492	Grieg Seafood ASA	1,078,232
170,536	Leroy Seafood Group ASA	1,092,251
461,437	Norsk Hydro ASA	3,367,006
11,243	Norway Royal Salmon ASA	236,449
74,923	SalMar ASA	2,118,831
42,245	SpareBank 1 Nord-Norge	327,829
43,383	SpareBank 1 SMN	443,353
376,092	Telenor ASA	7,967,345

	Total	29,418,098

Philippines (0.5%)
24,760	Ayala Corporation	473,186
7,136,500	Ayala Land, Inc.	6,119,920
2,112,270	Bank of the Philippine Islands	4,135,184

	Total	10,728,290

Poland (0.1%)
77,848	Bank Pekao SA	2,733,530

	Total	2,733,530

Portugal (0.8%)
51,975	Altri SGPS SA	274,541
6,184,256	Banco Espirito Santo SAa,d	731
113,404	CTT-Correios de Portugal SA	683,914
911,592	Electricidade de Portugal SA	3,437,318
244,119	Galp Energia SGPS SA	4,328,974
323,591	Jeronimo Martins SGPS SA	6,387,320
32,276	Redes Energeticas Nacionais SGPS SA	105,185
9,252	Semapa-Sociedade de Investimento e Gestao, SGPS SA	177,254

	Total	15,395,237

Russia (0.5%)
80,300	Lukoil ADR	4,258,732
34,097	Magnit PJSC	5,985,318

	Total	10,244,050

Singapore (0.2%)
229,400	CapitaLand Retail China Trust	271,434
450,400	Frasers Commercial Trust	458,523
80,000	OUE, Ltd.	115,114
253,900	United Engineers, Ltd.	507,611
213,200	Venture Corporation, Ltd.	2,773,172
634,700	Yanlord Land Group, Ltd.	867,075

	Total	4,992,929

South Africa (0.5%)
290,584	Massmart Holdings, Ltd.	2,394,427
397,000	MTN Group, Ltd.	3,650,205

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
210

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (88.0%)	Value
South Africa (0.5%) - continued
576,885	Truworths International, Ltd.	$3,291,616

	Total	9,336,248

South Korea (0.4%)
6,377	Amorepacific Corporation	868,566
16,691	Amorepacific Group	1,802,305
7,719	NAVER Corporation	5,036,120

	Total	7,706,991

Spain (1.8%)
81,015	ACS Actividades de Construccion y Servicios, SA	3,005,446
25,759	Aena SAc	4,655,328
269,309	Banco Bilbao Vizcaya Argentaria SA	2,407,716
13,599	Construcciones y Auxiliar de Ferrocarriles SA	550,164
289,212	Ence Energia y Celulosa SA	1,505,317
118,314	Endesa SA	2,669,745
22,172	Hispania Activos Inmobiliarios SA	399,626
381,760	Iberdrola SA	2,968,409
8,997	Let’s GOWEX SAa	1
189,190	Melia Hotels International SA	2,736,433
32,092	Merlin Properties Socimi SA	444,904
11,436	Pharma Mar SAa	44,600
556,479	Repsol SA	10,269,413
375,637	Telefonica SA	4,082,050

	Total	35,739,152

Sweden (2.8%)
91,911	Atlas Copco AB	3,570,533
78,737	Betsson AB	718,262
29,355	Bilia AB	324,369
120,517	Boliden AB	4,087,860
35,828	Bonava AB	580,308
16,616	Bure Equity AB	228,486
3,036	Clas Ohlson AB	56,285
133,919	Essity Aktiebolag[a]	3,651,173
89,772	Granges AB	1,028,945
35,759	Hemfosa Fastigheter AB	454,632
18,594	Investor AB	919,924
130,501	JM AB	4,105,637
144,660	Loomis AB	5,749,173
52,627	Nobina ABc	307,560
778,195	Nordea Bank AB	10,565,725
111,102	Scandic Hotels Group ABc	1,524,841
291,423	SKF AB	6,362,501
553,866	Svenska Cellulosa AB SCA	4,694,874
14,343	Swedish Orphan Biovitrum ABa	220,905
5,926	Vitrolife AB	480,917
316,164	Volvo AB	6,104,508

	Total	55,737,418

Switzerland (5.2%)
231,976	ABB, Ltd.	5,736,301
79,396	Adecco SA	6,185,308
2,047	Bachem Holding AG	245,994
14,331	BKW FMB Energie	860,957
5,709	Bobst Group SA	628,345
5,019	Bucher Industries AG	1,785,351
14,339	Cembra Money Bank AG	1,254,505
518	Conzzeta AG	546,171
68,966	Ferguson plc	4,524,800
316,858	Ferrexpo plc	1,241,498
8,370	Flughafen Zuerich AG	1,894,254
7,519	GAM Holding AGa	116,560
3,017	Georg Fischer AG	3,723,282

Shares	Common Stock (88.0%)	Value
Switzerland (5.2%) - continued
205	Gurit Holding AG	$235,199
6,101	Implenia AG	403,619
2,200	Inficon Holding AG	1,432,345
3,081	Kardex AG	366,596
22,252	Lonza Group AG	5,847,037
2,005	Mobimo Holding AG	541,444
208,130	Nestle SA	17,470,693
135,057	Novartis AG	11,584,507
40,827	Pargesa Holding SA	3,397,098
5,577	Partners Group Holding AG	3,786,214
2,259	Rieter Holding AG	481,419
11,816	Roche Holding AG-BR	3,012,390
60,720	Roche Holding AG-Genusschein	15,521,255
521	Schweiter Technologies AG	668,759
2,964	Siegfried Holding AG	976,274
19,798	Sulzer, Ltd.	2,338,918
7,969	Tecan Group AG	1,651,163
6,653	Valora Holding AG	2,329,082
10,775	Vontobel Holding AG	693,231
6,314	Zurich Insurance Group AG	1,929,429

	Total	103,409,998

Taiwan (0.7%)
743,300	Taiwan Mobile Company, Ltd.	2,649,244
1,693,951	Taiwan Semiconductor Manufacturing Company, Ltd.	12,132,856

	Total	14,782,100

Thailand (0.6%)
396,750	Siam Cement pcl	5,979,573
1,357,500	Siam Commercial Bank pcl	6,241,564

	Total	12,221,137

Turkey (0.6%)
1,270,982	Akbank TAS	3,354,195
231,340	BIM Birlesik Magazalar AS	4,823,521
1,052,800	Turkiye Garanti Bankasi AS	2,860,501

	Total	11,038,217

United Kingdom (13.0%)
241,720	3i Group plc	2,959,403
39,335	Abcam plc	537,630
351,072	Anglo American plc	6,311,701
213,615	Ashmore Group plc	971,685
128,550	Ashtead Group plc	3,101,138
96,484	Associated British Foods plc	4,130,636
570,226	Aviva plc	3,935,658
166,415	Barratt Developments plc	1,370,955
80,583	Bellway plc	3,564,608
81,000	BHP Billiton plc	1,434,968
165,775	BHP Billiton plc	2,925,261
16,348	Big Yellow Group plc	165,831
1,941,340	BP plc	12,436,204
76,099	Brewin Dolphin Holdings plc	356,241
220,763	British American Tobacco plc	13,820,571
11,339	Burford Capital, Ltd.	157,260
57,889	Carnival plc	3,681,290
52,502	Close Brothers Group plc	1,038,211
112,343	Coca-Cola HBC AG	3,803,787
174,927	Crest Nicholson Holdings plc	1,294,685
279,657	Diageo plc	9,196,649
67,860	Dialog Semiconductor plc[a]	3,003,190
612,687	Direct Line Insurance Group plc	2,986,901
118,388	DS Smith plc	782,649
399,529	Electrocomponents plc	3,328,929
150,294	Elementis plc	545,963

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
211

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (88.0%)	Value
United Kingdom (13.0%) - continued
176,849	Fenner plc	$799,206
2,985	Fevertree Drinks plc	87,569
81,153	Galliford Try plc	1,471,317
139,064	Grainger plc	499,737
392,800	Hansteen Holdings plc	726,365
153,530	Hays plc	389,962
4,591,743	HSBC Holdings plc	45,393,139
99,594	Ibstock plc[c]	304,172
286,280	Inchcape plc	3,311,218
155,161	Intermediate Capital Group plc	1,948,230
386,313	JD Sports Fashion plc	1,936,844
131,323	Jupiter Fund Management plc	972,761
176,703	KAZ Minerals plc[a]	1,834,189
3,842,031	Lloyds TSB Group plc	3,491,467
605,493	Man Group plc	1,363,391
957,313	Marks and Spencer Group plc	4,532,563
320,665	Mitie Group plc	1,100,027
257,493	Mondi plc	6,922,731
11,782	Morgan Advanced Materials plc	49,116
309,603	National Express Group plc	1,468,215
8,527	NEX Group plc	75,710
12,700	Next plc	895,253
100,131	Northgate plc	581,985
1,466,560	Old Mutual plc	3,820,351
142,731	OneSavings Bank plc	770,966
730,020	PageGroup plc	4,875,335
208,310	Paragon Banking Group plc	1,227,012
100,104	Persimmon plc	3,464,332
22,042	Playtech plc	271,387
14,327	PZ Cussons plc	61,357
632,924	QinetiQ Group plc	2,095,636
78,030	Reckitt Benckiser Group plc	7,129,439
299,935	Redrow plc	2,381,330
87,724	Rentokil Initial plc	353,464
221	Rio Tinto plc	10,287
37,269	Royal Dutch Shell plc	1,128,781
95,571	Royal Dutch Shell plc, Class A	2,888,327
537,542	Royal Dutch Shell plc, Class B	16,548,804
497,166	Royal Mail plc	2,559,947
103,700	Safestore Holdings plc	607,286
237,858	Saga plc	632,359
77,312	Savills plc	965,014
68,009	Schroders plc	3,059,498
222,466	Smith & Nephew plc	4,021,113
264,650	Smiths Group plc	5,597,225
8,368	Spectris plc	270,352
37,332	Spirax-Sarco Engineering plc	2,765,845
651,338	SSP Group plc	4,693,163
274,095	Standard Chartered plc[a]	2,725,349
239,570	Synthomer plc	1,568,441
249,720	Thomas Cook Group plc	402,778
135,662	Tritax Big Box REIT plc	258,864
84,189	UBM plc	770,414
162,190	Unilever plc	9,387,441
42,089	UNITE Group plc	387,744
123,570	Vesuvius plc	977,619
814,047	William Morrison Supermarkets plc	2,553,612
6,039	Workspace Group plc	71,819

	Total	259,299,862

Shares	Common Stock (88.0%)	Value
United States (0.3%)
135,100	Yum China Holding, Inc.	$5,399,947

	Total	5,399,947

	Total Common Stock (cost $1,521,636,067)	1,753,014,479

Principal Amount	Long-Term Fixed Income (8.7%)
Angola (<0.1%)
	Angola Government International Bond
$650,000	9.500%, 11/12/2025	697,951

	Total	697,951

Argentina (0.6%)
	Argentina Government International Bond
210,000	7.125%, 6/28/2117[c]	209,580
545,000	23.662%, (BADLARPP+ 3%), 10/9/2017[f,g]	33,136
2,870,000	22.838%, (BADLARPP+ 2.75%), 3/1/2018[f,g]	169,106
225,000	22.710%, (BADLARPP+ 2.5%), 3/11/2019[f,g]	13,257
600,000	23.338%, (BADLARPP+ 3.25%), 3/1/2020[f,g]	36,254
28,825,000	26.250%, (ARPP7DRR FLAT), 6/21/2020[f,g]	1,772,527
190,000	6.875%, 4/22/2021	206,910
190,000	16.000%, 10/17/2023[f]	12,348
1,580,000	7.500%, 4/22/2026	1,773,550
70,000	15.500%, 10/17/2026[f]	4,652
1,710,000	6.875%, 1/26/2027	1,846,800
1,018,317	7.820%, 12/31/2033[h]	1,329,095
151,372	7.820%, 12/31/2033[h]	199,658
569,227	8.280%, 12/31/2033	644,081
1,730,000	7.125%, 7/6/2036	1,813,905
220,000	2.260%, 12/31/2038[h,i]	176,811
2,150,000	2.500%, 12/31/2038[i]	1,526,500
	Cablevision SA
160,000	6.500%, 6/15/2021	170,759
150,000	6.500%, 6/15/2021[c]	160,086

	Total	12,099,015

Azerbaijan (<0.1%)
	Azerbaijan Government International Bond
300,000	3.500%, 9/1/2032[c]	260,250

	Total	260,250

Bahrain (<0.1%)
	Bahrain Government International Bond
370,000	7.000%, 10/12/2028[c]	377,441
470,000	6.750%, 9/20/2029[c]	465,995
210,000	6.000%, 9/19/2044	179,825

	Total	1,023,261

Belize (<0.1%)
	Belize Government International Bond
116,500	4.938%, 2/20/2034*	72,230

	Total	72,230

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
212

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (8.7%)	Value
Bermuda (0.1%)
	Bermuda Government International Bond
$460,000	3.717%, 1/25/2027[c]	$465,750
	Digicel, Ltd.
770,000	6.750%, 3/1/2023[c]	754,600
	TiVo Corporation
320,000	6.000%, 4/15/2021	312,365

	Total	1,532,715

Brazil (0.3%)
	Banco do Brasil SA/Cayman
1,040,000	6.250%, 4/15/2024[j]	928,200
400,000	9.000%, 6/18/2024[j]	429,600
	Brazil Government International Bond
324,000	6.000%, 8/15/2050[k]	352,986
	Brazil Letras do Tesouro Nacional NA
364,000	Zero Coupon, 1/1/2018[k]	112,932
	Brazil Loan Trust 1
122,704	5.477%, 7/24/2023	128,993
766,901	5.477%, 7/24/2023*	806,205
	Brazil Minas SPE via State of Minas Gerais
209,000	5.333%, 2/15/2028	212,135
930,000	5.333%, 2/15/2028*	943,950
	Brazil Notas do Tesouro Nacional Serie F
3,010,000	10.000%, 1/1/2027[k]	993,438
	Tupy SA
250,000	6.625%, 7/17/2024[c]	263,252

	Total	5,171,691

Bulgaria (0.1%)
	Bulgaria Government International Bond
600,000	1.875%, 3/21/2023[h]	764,094
100,000	2.950%, 9/3/2024[h]	134,423
520,000	3.000%, 3/21/2028[h]	692,944

	Total	1,591,461

Cayman Islands (<0.1%)
	Agromercantil Senior Trust
110,000	6.250%, 4/10/2019	113,847
	China Evergrande Group
610,000	8.250%, 3/23/2022	631,695
240,000	8.750%, 6/28/2025	243,551

	Total	989,093

Chile (0.2%)
	Chile Government International Bond
900,000	3.860%, 6/21/2047	918,000
	GNL Quintero SA
710,000	4.634%, 7/31/2029[c]	742,838
	Itau CorpBanca
552,000	3.875%, 9/22/2019[c]	569,760
	Sociedad Quimica y Minera de Chile SA
120,000	5.500%, 4/21/2020	127,650
210,000	3.625%, 4/3/2023	210,262
448,000	4.375%, 1/28/2025*	463,120

	Total	3,031,630

Colombia (0.3%)
	Banco de Bogota SA
1,260,000	6.250%, 5/12/2026[c]	1,374,030

Principal Amount	Long-Term Fixed Income (8.7%)	Value
Colombia (0.3%) - continued
	Colombia Government International Bond
$280,000	2.625%, 3/15/2023	$274,750
200,000	4.000%, 2/26/2024	208,400
70,000	8.125%, 5/21/2024	89,600
360,000	4.500%, 1/28/2026	384,480
140,000	6.125%, 1/18/2041	164,640
350,000	5.625%, 2/26/2044	391,300
3,030,000	5.000%, 6/15/2045	3,117,112

	Total	6,004,312

Costa Rica (0.2%)
	Banco de Costa Rica
200,000	5.250%, 8/12/2018	203,120
410,000	5.250%, 8/12/2018[c]	416,396
	Banco Nacional de Costa Rica
410,000	4.875%, 11/1/2018[c]	415,974
	Costa Rica Government International Bond
30,000	9.995%, 8/1/2020	34,800
520,000	5.625%, 4/30/2043	477,100
400,000	7.000%, 4/4/2044	426,000
1,230,000	7.158%, 3/12/2045[c]	1,331,475

	Total	3,304,865

Croatia (<0.1%)
	Croatia Government International Bond
185,000	3.875%, 5/30/2022[h]	246,244
270,000	5.500%, 4/4/2023	299,658

	Total	545,902

Dominican Republic (0.4%)
	Aeropuertos Dominicanos Siglo XXI SA
590,000	6.750%, 3/30/2029[c]	637,100
	Dominican Republic Government International Bond
15,979	9.040%, 1/23/2018	16,321
8,100,000	15.000%, 4/5/2019[l]	183,606
3,600,000	16.000%, 7/10/2020[l]	87,245
813,000	7.500%, 5/6/2021	904,462
3,800,000	11.500%, 5/10/2024[l]	84,574
100,000	6.875%, 1/29/2026[c]	114,046
310,000	8.625%, 4/20/2027	377,425
2,700,000	18.500%, 2/4/2028*,l	80,147
4,100,000	11.375%, 7/6/2029[l]	89,365
2,060,000	6.850%, 1/27/2045[c]	2,304,625
2,237,000	6.850%, 1/27/2045	2,502,644

	Total	7,381,560

Ecuador (0.3%)
	Ecuador Government International Bond
760,000	10.750%, 3/28/2022	849,300
840,000	7.950%, 6/20/2024	830,550
670,000	9.650%, 12/13/2026	706,850
1,270,000	9.650%, 12/13/2026[c]	1,339,850
1,450,000	9.625%, 6/2/2027[c]	1,522,500
	EP PetroEcuador
105,263	6.961%, (LIBOR 3M+ 5.63%), 9/24/2019[g]	105,790

	Total	5,354,840

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
213

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (8.7%)	Value
Egypt (0.1%)
	Citigroup Global Markets Holdings, Inc.
$6,650,000	Zero Coupon, 11/9/2017[m]	$369,454
13,250,000	Zero Coupon, 5/10/2018*,n	673,888
	Egypt Government International Bond
410,000	6.125%, 1/31/2022	424,305
390,000	8.500%, 1/31/2047	434,521

	Total	1,902,168

El Salvador (0.1%)
	El Salvador Government International Bond
100,000	7.375%, 12/1/2019	104,250
220,000	7.750%, 1/24/2023	236,036
203,000	5.875%, 1/30/2025	198,940
295,000	6.375%, 1/18/2027	292,050
110,000	8.625%, 2/28/2029[c]	123,475
20,000	8.250%, 4/10/2032	21,812
830,000	7.650%, 6/15/2035	852,725
319,000	7.625%, 2/1/2041	326,177

	Total	2,155,465

Gabon (<0.1%)
	Gabon Government International Bond
200,000	6.375%, 12/12/2024	195,064

	Total	195,064

Ghana (<0.1%)
	Ghana Government International Bond
200,000	7.875%, 8/7/2023	212,294
210,000	8.125%, 1/18/2026	223,192
200,000	10.750%, 10/14/2030	259,700

	Total	695,186

Guatemala (0.2%)
	Agromercantil Senior Trust
320,000	6.250%, 4/10/2019[c]	331,190
	Guatemala Government International Bond
850,000	5.750%, 6/6/2022	922,250
760,000	4.500%, 5/3/2026[c]	765,700
210,000	4.500%, 5/3/2026	211,575
820,000	4.375%, 6/5/2027[c]	811,800
380,000	4.875%, 2/13/2028[c]	388,550
780,000	4.875%, 2/13/2028	797,550

	Total	4,228,615

Honduras (0.1%)
	Honduras Government International Bond
610,000	8.750%, 12/16/2020*	695,150
675,000	8.750%, 12/16/2020	769,223

	Total	1,464,373

Hong Kong (<0.1%)
	China Resources Cement Holdings, Ltd.
200,000	2.125%, 10/5/2017	200,000

	Total	200,000

Principal Amount	Long-Term Fixed Income (8.7%)	Value
Hungary (<0.1%)
	MFB Magyar Fejlesztesi Bank Zrt
$210,000	6.250%, 10/21/2020[c]	$231,738

	Total	231,738

Indonesia (0.8%)
	Indonesia Government International Bond
500,000	3.700%, 1/8/2022[c]	518,845
560,000	2.625%, 6/14/2023[c,h]	704,352
470,000	5.375%, 10/17/2023	529,201
1,840,000	5.875%, 1/15/2024	2,109,308
1,070,000	3.375%, 7/30/2025[h]	1,395,009
210,000	4.750%, 1/8/2026	228,968
1,340,000	4.750%, 1/8/2026[c]	1,461,037
1,370,000	3.750%, 6/14/2028[h]	1,811,473
360,000	3.750%, 6/14/2028[c,h]	476,007
585,000	8.500%, 10/12/2035	867,666
200,000	6.625%, 2/17/2037	254,680
750,000	5.250%, 1/17/2042	836,394
200,000	6.750%, 1/15/2044	267,187
210,000	5.250%, 1/8/2047	236,655
	Perusahaan Penerbit SBSN Indonesia III
200,000	4.000%, 11/21/2018[c]	204,320
230,000	3.400%, 3/29/2022[c]	234,600
320,000	4.325%, 5/28/2025	336,416
320,000	4.325%, 5/28/2025[c]	336,416
200,000	4.550%, 3/29/2026	212,750
200,000	4.550%, 3/29/2026[c]	212,750
2,170,000	4.150%, 3/29/2027[c]	2,240,525

	Total	15,474,559

Israel (<0.1%)
	Delek and Avner Yam Tethys, Ltd.
88,000	3.839%, 12/30/2018[c]	89,512

	Total	89,512

Ivory Coast (<0.1%)
	Ivory Coast Government International Bond
160,000	5.125%, 6/15/2025[c,h]	195,294
440,000	6.375%, 3/3/2028	454,851

	Total	650,145

Japan (0.1%)
	SoftBank Group Corporation
890,000	6.000%, 7/19/2023[j]	898,010
	Universal Entertainment Corporation
509,064	8.500%,PIK 2.500%, 8/24/2020*,o	519,245

	Total	1,417,255

Kazakhstan (0.1%)
	KazMunayGas National Company JSC
1,200,000	9.125%, 7/2/2018	1,255,546

	Total	1,255,546

Kenya (0.1%)
	Kenya Government International Bond
2,010,000	6.875%, 6/24/2024	2,051,687

	Total	2,051,687

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
214

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (8.7%)	Value
Kuwait (<0.1%)
	Kuwait Government International Bond
$230,000	3.500%, 3/20/2027[c]	$236,555
	State of Kuwait
670,000	3.500%, 3/20/2027	689,095

	Total	925,650

Luxembourg (0.2%)
	Altice Financing SA
290,000	6.625%, 2/15/2023[c]	307,400
280,000	7.500%, 5/15/2026[c]	308,000
	Gazprom OAO Via Gaz Capital SA
360,000	9.250%, 4/23/2019	393,300
	Millicom International Cellular SA
200,000	5.125%, 1/15/2028[c]	201,700
	Sberbank of Russia Via SB Capital SA
410,000	5.500%, 2/26/2024	418,290
	Severstal OAO
370,000	6.700%, 10/25/2017	370,936
	Telefonica Celular del Paraguay SA
400,000	6.750%, 12/13/2022	415,940
	Wind Acquisition Finance SA
280,000	4.000%, 7/15/2020*,h	334,372
370,000	7.000%, 4/23/2021[h]	454,793
200,000	7.375%, 4/23/2021[c]	208,000
890,000	7.375%, 4/23/2021	925,600

	Total	4,338,331

Macedonia, The Former Yugoslav Republic Of (0.1%)
	Macedonia Government International Bond
790,000	4.875%, 12/1/2020[c,h]	1,014,255
570,000	5.625%, 7/26/2023[c,h]	755,343

	Total	1,769,598

Mauritius (0.1%)
	Greenko Investment Company
200,000	4.875%, 8/16/2023	198,073
200,000	4.875%, 8/16/2023[c]	198,074
	MTN Mauritius Investment, Ltd.
210,000	6.500%, 10/13/2026[c]	225,750
	Neerg Energy, Ltd.
200,000	6.000%, 2/13/2022	206,202
400,000	6.000%, 2/13/2022[c]	412,403

	Total	1,240,502

Mexico (0.7%)
	America Movil SAB de CV
2,600,000	6.000%, 6/9/2019[p]	138,742
	Banco Mercantil del Norte SA
510,000	6.875%, 7/6/2022[c,j]	542,512
	Cemex SAB de CV
180,000	4.750%, 1/11/2022[c,h]	219,655
	Gruma, SAB de CV
340,000	4.875%, 12/1/2024[c]	369,325
	Mexican Bonos
4,405,800	6.500%, 6/10/2021[p]	240,441
94,434,300	6.500%, 6/9/2022[p]	5,141,043
2,781,500	8.000%, 12/7/2023[p]	162,540
	Mexico Government International Bond
214,000	5.750%, 10/12/2110	229,408
50,000	4.750%, 3/8/2044	51,525
370,000	4.350%, 1/15/2047	359,825

Principal Amount	Long-Term Fixed Income (8.7%)	Value
Mexico (0.7%) - continued
	Petroleos Mexicanos
$300,000	5.500%, 2/4/2019	$312,600
100,000	3.500%, 7/23/2020	102,100
750,000	6.375%, 2/4/2021	821,633
10,000	4.875%, 1/24/2022	10,487
260,000	5.375%, 3/13/2022[c]	277,797
1,710,000	5.125%, 3/15/2023[h]	2,314,444
265,000	6.875%, 8/4/2026	301,438
850,000	6.500%, 3/13/2027[c]	943,712
560,000	6.500%, 3/13/2027[c]	621,740
130,000	4.875%, 2/21/2028[h]	165,138
227,000	5.500%, 6/27/2044	211,678
60,000	6.375%, 1/23/2045	61,050
360,000	6.750%, 9/21/2047[c]	383,004
226,000	6.750%, 9/21/2047	240,441

	Total	14,222,278

Mongolia (<0.1%)
	Mongolia Government International Bond
400,000	5.125%, 12/5/2022	388,473
200,000	8.750%, 3/9/2024	224,297

	Total	612,770

Montenegro (<0.1%)
	Montenegro Government International Bond
200,000	3.875%, 3/18/2020[c,h]	242,666

	Total	242,666

Netherlands (0.3%)
	Greenko Dutch BV
690,000	5.250%, 7/24/2024[c]	701,902
	Listrindo Capital BV
350,000	4.950%, 9/14/2026[c]	355,250
	Metinvest BV
71,177	9.373%,PIK 4.697%, 12/31/2021[o]	72,043
233,869	9.373%,PIK 4.697%, 12/31/2021[o]	236,713
	Minejesa Capital BV
340,000	4.625%, 8/10/2030[c]	346,712
	Petrobras Global Finance BV
1,310,000	6.125%, 1/17/2022	1,408,250
201,875	5.299%, 1/27/2025[c]	201,572
1,740,425	5.999%, 1/27/2028[c]	1,740,425

	Total	5,062,867

Nigeria (0.1%)
	Nigeria Government International Bond
274,000	6.750%, 1/28/2021	291,144
120,000	5.625%, 6/27/2022	122,124
320,000	6.375%, 7/12/2023	335,367
1,170,000	7.875%, 2/16/2032	1,278,225

	Total	2,026,860

Pakistan (<0.1%)
	Pakistan Government International Bond
200,000	7.250%, 4/15/2019[c]	209,148
210,000	6.750%, 12/3/2019*	219,746

	Total	428,894

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
215

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (8.7%)	Value
Panama (<0.1%)
	Panama Notas del Tesoro
$110,000	4.875%, 2/5/2021	$119,158

	Total	119,158

Paraguay (0.2%)
	Banco Regional SAECA
196,000	8.125%, 1/24/2019	207,270
590,000	8.125%, 1/24/2019[c]	623,925
	Paraguay Government International Bond
330,000	4.625%, 1/25/2023	347,424
580,000	5.000%, 4/15/2026[c]	619,150
200,000	5.000%, 4/15/2026	213,500
730,000	4.700%, 3/27/2027[c]	761,025
880,000	6.100%, 8/11/2044	987,800

	Total	3,760,094

Peru (0.1%)
	Abengoa Transmision Sur SA
199,240	6.875%, 4/30/2043	220,160
587,758	6.875%, 4/30/2043*	649,473
	Corporacion Financiera de Desarrollo SA
200,000	4.750%, 2/8/2022	214,000
200,000	4.750%, 2/8/2022[c]	214,000
	Corporacion Lindley SA
70,000	6.750%, 11/23/2021*	77,700
690,000	6.750%, 11/23/2021	765,900
92,000	4.625%, 4/12/2023	94,990
100,000	4.625%, 4/12/2023[c]	103,250

	Total	2,339,473

Romania (0.2%)
	Romania Government International Bond
540,000	6.750%, 2/7/2022	624,385
2,150,000	4.375%, 8/22/2023	2,304,989
150,000	4.875%, 1/22/2024	165,405
150,000	3.875%, 10/29/2035[h]	187,722

	Total	3,282,501

Russia (0.3%)
	Gazprom OAO Via Gaz Capital SA
260,000	7.288%, 8/16/2037	316,288
	Lukoil International Finance BV
220,000	3.416%, 4/24/2018	221,271
310,000	6.125%, 11/9/2020	337,949
	Phosagro OAO via Phosagro Bond Funding, Ltd.
230,000	4.204%, 2/13/2018	231,327
310,000	4.204%, 2/13/2018*	311,789
	Russia Government International Bond
400,000	4.500%, 4/4/2022[c]	427,000
400,000	4.875%, 9/16/2023[c]	435,584
200,000	4.750%, 5/27/2026[c]	212,000
1,800,000	4.750%, 5/27/2026	1,908,000
600,000	4.250%, 6/23/2027[c]	609,893
800,000	5.250%, 6/23/2047[c]	817,321

	Total	5,828,422

South Africa (0.5%)
	South Africa Government International Bond
1,529,000	5.875%, 9/16/2025	1,651,320

Principal Amount	Long-Term Fixed Income (8.7%)	Value
South Africa (0.5%) - continued
$1,250,000	4.850%, 9/27/2027	$1,238,750
1,050,000	4.300%, 10/12/2028	989,125
6,330,000	7.000%, 2/28/2031[q]	389,488
12,370,000	8.250%, 3/31/2032[q]	835,454
2,290,000	8.875%, 2/28/2035[q]	159,815
2,590,000	8.500%, 1/31/2037[q]	172,230
1,280,000	6.500%, 2/28/2041[q]	67,012
1,260,000	8.750%, 1/31/2044[q]	84,013
2,270,000	5.650%, 9/27/2047	2,256,194
4,038,000	8.750%, 2/28/2048[q]	269,730
	ZAR Sovereign Capital Fund Propriety, Ltd.
240,000	3.903%, 6/24/2020	244,800

	Total	8,357,931

Sri Lanka (0.1%)
	Sri Lanka Government International Bond
200,000	5.125%, 4/11/2019	204,534
100,000	6.250%, 10/4/2020	106,527
171,000	6.250%, 10/4/2020[c]	182,161
340,000	5.750%, 1/18/2022[c]	359,173
1,520,000	6.850%, 11/3/2025[c]	1,668,620

	Total	2,521,015

Supranational (<0.1%)
	Eastern and Southern African Trade and Development Bank
400,000	5.375%, 3/14/2022	411,518

	Total	411,518

Suriname (0.1%)
	Suriname Government International Bond
480,000	9.250%, 10/26/2026	518,400
630,000	9.250%, 10/26/2026[c]	680,400

	Total	1,198,800

Tajikistan (<0.1%)
	Tajikistan Government International Bond
430,000	7.125%, 9/14/2027[c]	420,810

	Total	420,810

Tunisia (<0.1%)
	Tunisia Government International Bond
100,000	5.625%, 2/17/2024[h]	122,030

	Total	122,030

Turkey (0.7%)
	Export Credit Bank of Turkey
200,000	5.875%, 4/24/2019	207,087
	Hazine Mustesarligi Varlik Kiralama AS
1,770,000	5.004%, 4/6/2023[c]	1,819,135
	T.C. Ziraat Bankasi A.S.
200,000	5.125%, 9/29/2023[c]	201,184
	Turkey Government International Bond
1,830,000	7.000%, 6/5/2020	1,998,177
1,596,000	6.250%, 9/26/2022	1,750,541
200,000	3.250%, 3/23/2023	190,154
2,235,000	5.750%, 3/22/2024	2,374,294
53,000	7.375%, 2/5/2025	61,562

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
216

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (8.7%)	Value
Turkey (0.7%) - continued
$1,080,000	3.250%, 6/14/2025[h]	$1,276,713
652,000	4.250%, 4/14/2026	626,350
200,000	4.875%, 10/9/2026	198,668
315,000	6.000%, 3/25/2027	338,134
20,000	6.875%, 3/17/2036	22,565
410,000	6.000%, 1/14/2041	420,763
250,000	4.875%, 4/16/2043	221,998
2,050,000	5.750%, 5/11/2047	2,015,314

	Total	13,722,639

Ukraine (0.2%)
	MHP SA
200,000	8.250%, 4/2/2020	215,790
	Ukraine Government International Bond
260,000	7.750%, 9/1/2021	275,954
340,000	7.750%, 9/1/2022	360,529
180,000	7.750%, 9/1/2023	188,977
1,160,000	7.750%, 9/1/2024	1,210,750
290,000	7.750%, 9/1/2025	300,115
450,000	7.750%, 9/1/2026	463,036
300,000	7.750%, 9/1/2027	307,680

	Total	3,322,831

United Arab Emirates (0.1%)
	Aabar Investments PJSC, Convertible
100,000	1.000%, 3/27/2022[h]	99,516
	Abu Dhabi Government International Bond
310,000	2.125%, 5/3/2021	309,863
1,100,000	3.125%, 5/3/2026	1,120,931
	Dolphin Energy, Ltd.
120,040	5.888%, 6/15/2019	124,230
250,000	5.500%, 12/15/2021	274,932
	Ruwais Power Company PJSC
200,000	6.000%, 8/31/2036	234,000
200,000	6.000%, 8/31/2036[c]	234,000

	Total	2,397,472

United Kingdom (<0.1%)
	HSBC Bank plc
6,900,000	Zero Coupon, 6/7/2018[d,r]	349,516

	Total	349,516

United States (0.1%)
	Cemex Finance, LLC.
350,000	4.625%, 6/15/2024[h]	448,970
	Citigroup Global Markets Holdings, Inc.
7,665,000	Zero Coupon, 11/2/2017*,s	427,386
6,525,000	Zero Coupon, 1/25/2018*,t	349,474
6,975,000	Zero Coupon, 2/8/2018*,u	371,078
	Comcel Trust
200,000	6.875%, 2/6/2024[c]	213,112
210,000	6.875%, 2/6/2024	223,767
	Commonwealth of Puerto Rico G.O.
395,000	8.000%, 7/1/2035, Ser. Av	191,575
	Commonwealth of Puerto Rico Public Improvement G.O.
105,000	5.750%, 7/1/2041, Ser. Av	48,169
	Commonwealth of Puerto Rico Public Improvement Refg. G.O.
5,000	5.750%, 7/1/2028, Ser. Av	2,294
75,000	5.500%, 7/1/2032, Ser. Av	34,406

Principal Amount	Long-Term Fixed Income (8.7%)	Value
United States (0.1%) - continued
	JPMorgan Chase Bank NA
$6,450,000	Zero Coupon, 2/15/2018*,w	$342,533
	Puerto Rico Sales Tax Financing Corporation Refg. Rev.
20,000	5.375%, 8/1/2038, Ser. Cv,x	4,175
870,000	5.250%, 8/1/2041, Ser. Cv,x	181,612
10,000	5.000%, 8/1/2043, Ser. A-1[v,x]	2,088
5,000	5.250%, 8/1/2043, Ser. A-1[v,x]	1,044
	Puerto Rico Sales Tax Financing Corporation Rev.
225,000	5.250%, 8/1/2027, Ser. Av,x	46,969
175,000	5.500%, 8/1/2028, Ser. Av,x	36,531
185,000	6.750%, 8/1/2032, Ser. Av,x	38,619
75,000	5.500%, 8/1/2037, Ser. Av,x	15,656
70,000	5.375%, 8/1/2039, Ser. Av,x	14,613
1,055,000	5.500%, 8/1/2042, Ser. Av,x	220,231
350,000	6.000%, 8/1/2042, Ser. Av,x	73,062

	Total	3,287,364

Venezuela (0.4%)
	Petroleos de Venezuela SA
11,790,000	6.000%, 10/28/2022	3,371,940
7,550,000	6.000%, 5/16/2024	2,295,200
2,116,000	6.000%, 11/15/2026	645,380
1,410,000	5.375%, 4/12/2027	423,000
210,000	5.500%, 4/12/2037	63,525
	Venezuela Government International Bond
272,000	8.250%, 10/13/2024	91,800
10,000	7.650%, 4/21/2025	3,350
1,201,000	9.250%, 5/7/2028	411,583
990,000	9.375%, 1/13/2034	348,975

	Total	7,654,753

Vietnam (<0.1%)
	Debt and Asset Trading Corporation
200,000	1.000%, 10/10/2025	135,000

	Total	135,000

Virgin Islands, British (<0.1%)
	Central American Bottling Corporation
310,000	5.750%, 1/31/2027[c]	327,825

	Total	327,825

Zambia (0.1%)
	Zambia Government International Bond
378,000	5.375%, 9/20/2022	359,788
410,000	8.500%, 4/14/2024	437,901
500,000	8.970%, 7/30/2027	542,850
520,000	8.970%, 7/30/2027[c]	564,564

	Total	1,905,103

	Total Long-Term Fixed Income (cost $170,385,042)	173,406,760

Shares	Preferred Stock (1.0%)
Germany (0.2%)
9,545	Draegerwerk AG & Company KGaA	1,059,993
23,769	Henkel AG & Company KGaA	3,238,330

	Total	4,298,323

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
217

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Preferred Stock (1.0%)	Value
South Korea (0.8%)
8,310	Samsung Electronics Company, Ltd.	$15,031,465

	Total	15,031,465

	Total Preferred Stock (cost $12,459,914)	19,329,788

Shares	Registered Investment Companies (0.2%)	Value

Equity Funds/Exchange Traded Funds (0.2%)
54,340	iShares MSCI EAFE Index Fund	3,721,203

	Total	3,721,203

	Total Registered Investment Companies (cost $3,697,506)	3,721,203

Shares	Collateral Held for Securities Loaned (1.1%)
21,567,997	Thrivent Cash Management Trust	21,567,997

	Total Collateral Held for Securities Loaned (cost $21,567,997)	21,567,997

Shares or Principal Amount	Short-Term Investments (1.3%)[y]
	Federal Home Loan Bank Discount Notes
100,000	1.020%, 10/6/2017[z]	99,989
100,000	1.022%, 10/20/2017[z]	99,951
100,000	1.039%, 11/15/2017[z]	99,878
200,000	1.040%, 12/22/2017[z]	199,532
	Thrivent Core Short-Term Reserve Fund
2,506,823	1.340%	25,068,226

	Total Short-Term Investments (cost $25,567,540)	25,567,576

	Total Investments (cost $1,755,314,066) 100.3%	$1,996,607,803

	Other Assets and Liabilities, Net (0.3%)	(5,100,467)

	Total Net Assets 100.0%	$1,991,507,336

a	Non-income producing security.
b	All or a portion of the security is on loan.
c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of September 29, 2017, the value of these investments was $88,192,783 or 4.4% of total net assets.

d

Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the Notes to Financial Statements.

e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	Principal amount is displayed in Argentine Pesos.
g	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 29, 2017.
h	Principal amount is displayed in Euros.
i

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 29, 2017.

j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
k	Principal amount is displayed in Brazilian Real.
l	Principal amount is displayed in Dominican Republic Pesos.
m	Principal amount is displayed in Egyptian Pounds. Security is linked to Egypt Government International Bond due 11/9/2017
n	Principal amount is displayed in Egyptian Pounds. Security is linked to Egypt Government International Bond due 5/10/2018
o

Denotes payment-in-kind security. The security paid an interest or dividend payment with additional fixed income or equity securities in lieu of, or in addition to a cash payment. The cash rate and/or payment-in-kind rate shown are as of 9/29/2017.

p	Principal amount is displayed in Mexican Pesos.
q	Principal amount is displayed in South African Rand.
r	Principal amount is displayed in Egyptian Pounds. Security is linked to Egypt Government International Bond due 6/7/2018
s	Principal amount is displayed in Egyptian Pounds. Security is linked to Egypt Government International Bond due 11/2/2017
t	Principal amount is displayed in Egyptian Pounds. Security is linked to Egypt Government International Bond due 1/25/2018
u	Principal amount is displayed in Egyptian Pounds. Security is linked to Egypt Government International Bond due 2/8/2018
v	Defaulted security. Interest is not being accrued.
w	Principal amount is displayed in Egyptian Pounds. Security is linked to Egypt Government International Bond due 2/15/2018
x	In bankruptcy. Interest is not being accrued.
y	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
z	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Partner Worldwide Allocation Portfolio as of September 29, 2017 was $7,337,486 or 0.4% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of September 29, 2017.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
218

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Security	Acquisition Date	Cost
Abengoa Transmision Sur SA, 4/30/2043	4/8/2014	$587,729
Belize Government International Bond, 2/20/2034	3/22/2017	76,992
Brazil Loan Trust 1, 7/24/2023	7/25/2013	784,824
Brazil Minas SPE via State of Minas Gerais, 2/15/2028	3/22/2013	964,381
Citigroup Global Markets Holdings, Inc., 11/2/2017	4/27/2017	418,190
Citigroup Global Markets Holdings, Inc., 1/25/2018	2/6/2017	337,490
Citigroup Global Markets Holdings, Inc., 2/8/2018	2/9/2017	373,867
Citigroup Global Markets Holdings, Inc., 5/10/2018	8/7/2017	670,417
Corporacion Lindley SA, 11/23/2021	11/18/2011	70,000
Dominican Republic Government International Bond, 2/4/2028	3/6/2013	76,827
Honduras Government International Bond, 12/16/2020	12/11/2013	610,000
JPMorgan Chase Bank NA, 2/15/2018	5/15/2017	333,314
Pakistan Government International Bond, 12/3/2019	11/26/2014	210,000
Phosagro OAO via Phosagro Bond Funding, Ltd., 2/13/2018	2/6/2013	310,000
Sociedad Quimica y Minera de Chile SA, 1/28/2025	10/23/2014	445,357
Universal Entertainment Corporation, 8/24/2020	10/18/2016	512,101
Wind Acquisition Finance SA, 7/15/2020	6/24/2014	380,927

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Partner Worldwide Allocation Portfolio as of September 29, 2017:

Securities Lending Transactions

Common Stock	$20,251,435

Total lending	$20,251,435
Gross amount payable upon return of collateral for securities loaned	$21,567,997

Net amounts due to counterparty	$1,316,562

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
G.O.	-	General Obligation
PIK	-	Payment-In-Kind
Refg.	-	Refunding
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Rev.	-	Revenue
Ser.	-	Series

Reference Rate Index:

ARPP7DRR	-	Argentina Central Bank 7 Day Repo Reference Rate
BADLARPP	-	Argentina Deposit Rates Badlar Private Banks
LIBOR 3M	-	ICE Libor USD Rate 3 Month

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
219

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 29, 2017, in valuing Partner Worldwide Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	249,287,712	5,399,947	243,887,765	–
Consumer Staples	194,128,370	7,642,400	186,485,970	–
Energy	106,486,784	8,128,845	98,337,868	20,071
Financials	348,001,729	12,572,507	335,270,957	158,265
Health Care	139,841,017	–	139,841,017	–
Industrials	265,601,563	4,026,302	261,575,261	–
Information Technology	128,198,629	4,055,577	124,143,052	–
Materials	161,461,452	5,679,971	155,781,481	–
Real Estate	70,378,058	–	70,378,058	–
Telecommunications Services	58,362,102	–	58,362,102	–
Utilities	31,267,063	–	31,267,063	–
Long-Term Fixed Income
Basic Materials	2,287,092	–	2,287,092	–
Capital Goods	868,625	–	868,625	–
Communications Services	6,252,996	–	6,252,996	–
Consumer Cyclical	519,245	–	519,245	–
Consumer Non-Cyclical	1,954,780	–	1,954,780	–
Energy	20,653,977	–	20,653,977	–
Financials	12,363,325	–	12,013,809	349,516
Foreign Government	122,865,344	–	122,865,344	–
Transportation	1,379,938	–	1,379,938	–
U.S. Municipal	911,044	–	911,044	–
Utilities	3,350,394	–	3,350,394	–
Preferred Stock
Consumer Staples	3,238,330	–	3,238,330	–
Health Care	1,059,993	–	1,059,993	–
Information Technology	15,031,465	–	15,031,465	–
Registered Investment Companies
Equity Funds/Exchange Traded Funds	3,721,203	3,721,203	–	–
Short-Term Investments	499,350	–	499,350	–

Subtotal Investments in Securities	$1,949,971,580	$51,226,752	$1,898,216,976	$527,852

Other Investments*	Total

Short-Term Investments	25,068,226
Collateral Held for Securities Loaned	21,567,997

Subtotal Other Investments	$46,636,223

Total Investments at Value	$1,996,607,803

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	248,651	248,651	–	–
Foreign Currency Forward Contracts	1,392,594	–	1,392,594	–

Total Asset Derivatives	$1,641,245	$248,651	$1,392,594	$–

Liability Derivatives
Futures Contracts	231,240	231,240	–	–
Foreign Currency Forward Contracts	1,482,826	–	1,482,826	–

Total Liability Derivatives	$1,714,066	$231,240	$1,482,826	$–

There were no significant transfers between Levels during the period ended September 29, 2017. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
220

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

The following table presents Partner Worldwide Allocation Portfolio’s futures contracts held as of September 29, 2017. Investments and/or cash totaling $1,251,938 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
ASX S&P Share Price Index 200	4	December 2017	$445,560	$444,597	($963)
CBOT 2-Yr. U.S. Treasury Note	73	December 2017	15,780,606	15,746,329	(34,277)
CBOT 5-Yr. U.S. Treasury Bond Future	75	December 2017	8,828,643	8,812,500	(16,143)
CBOT U.S. Long Bond	13	December 2017	2,024,663	1,986,563	(38,100)
CME Ultra Long Term U.S. Treasury Bond	45	December 2017	7,562,878	7,430,625	(132,253)
Eurex Euro STOXX 50 Index	49	December 2017	2,026,619	2,074,436	47,817
FTSE 100 Index	11	December 2017	1,085,524	1,081,177	(4,347)
HKG Hang Seng Index	1	October 2017	176,740	176,116	(624)
ICE mini MSCI EAFE Index	109	December 2017	10,719,083	10,782,281	63,198
SGX MSCI Singapore Index	4	October 2017	107,039	106,086	(953)
TSE Tokyo Price Index	9	December 2017	1,262,400	1,339,702	77,302
Total Futures Long Contracts					($39,343)
CBOT 10-Yr. U.S. Treasury Bond Future	(2)	December 2017	($250,715)	($250,625)	$90
CME 3 Month Eurodollar	(41)	December 2018	(10,055,258)	(10,058,838)	(3,580)
Eurex 10-Yr. Euro BUND	(36)	December 2017	(6,889,007)	(6,850,254)	38,753
Eurex 2-Yr. Euro SCHATZ	(16)	December 2017	(2,120,917)	(2,120,316)	601
Eurex 30-Yr. Euro BUXL	(2)	December 2017	(389,771)	(385,628)	4,143
Eurex 5-Yr. Euro BOBL	(33)	December 2017	(5,132,313)	(5,115,566)	16,747
Total Futures Short Contracts					$56,754
Total Futures Contracts					$17,411

Reference Description:

ASX	-	Australian Securities Exchange
CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australasia and Far East
FTSE	-	Financial Times Stock Exchange
HKG	-	Hong Kong Stock Exchange
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International
S&P	-	Standard & Poor’s
SGX	-	Singapore Stock Exchange
TSE	-	Tokyo Stock Exchange

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
221

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

The following table presents Partner Worldwide Allocation Portfolio’s foreign currency forward contracts held as of September 29, 2017.

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Argentina Peso	BNP	6,369,675	10/10/2017	$357,245	$365,717	$8,472
Argentina Peso	BNP	1,951,208	10/11/2017	111,689	111,967	278
Argentina Peso	BNP	963,871	10/12/2017	55,126	55,280	154
Argentina Peso	JPM	7,152,817	10/23/2017	403,078	407,712	4,634
Argentina Peso	BNP	4,817,926	10/25/2017	274,322	274,315	(7)
Argentina Peso	MSC	3,743,467	10/30/2017	209,122	212,548	3,426
Argentina Peso	MSC	3,919,876	11/2/2017	219,893	226,438	6,545
Argentina Peso	BNP	4,870,171	11/8/2017	274,376	275,197	821
Argentina Peso	BNP	1,489,411	11/13/2017	83,769	83,937	168
Argentina Peso	BNP	3,438,654	11/17/2017	192,966	193,373	407
Brazilian Real	HSBC	2,620,876	10/3/2017	823,000	827,073	4,073
Brazilian Real	DB	950,284	10/3/2017	303,000	299,882	(3,118)
Brazilian Real	MSC	5,575,763	10/3/2017	1,769,192	1,759,551	(9,641)
Brazilian Real	BOA	3,823,824	10/3/2017	1,220,257	1,206,688	(13,569)
Brazilian Real	MSC	8,738,670	11/3/2017	2,727,762	2,746,131	18,369
Chinese Yuan	MSC	1,467,814	10/26/2017	222,154	220,661	(1,493)
Chinese Yuan	HSBC	2,562,123	10/26/2017	388,790	385,172	(3,618)
Chinese Yuan	SB	4,017,446	12/14/2017	606,178	602,523	(3,655)
Chinese Yuan Offshore	JPM	3,997,393	12/20/2017	604,000	598,546	(5,454)
Chinese Yuan Offshore	MSC	12,521,720	12/20/2017	1,875,352	1,875,544	192
Chinese Yuan Offshore	HSBC	2,772,706	12/20/2017	421,000	415,169	(5,831)
Colombian Peso	JPM	1,465,737,731	10/25/2017	503,915	498,018	(5,897)
Czech Republic Koruna	BOA	10,767,200	10/3/2017	426,245	489,953	63,708
Czech Republic Koruna	JPM	14,225,931	10/3/2017	598,092	647,340	49,248
Czech Republic Koruna	JPM	14,204,719	11/9/2017	579,217	648,097	68,880
Czech Republic Koruna	MSC	6,687,732	11/21/2017	262,176	305,340	43,164
Czech Republic Koruna	CITI	15,834,470	11/21/2017	620,649	722,950	102,301
Czech Republic Koruna	MSC	31,679,842	11/22/2017	1,391,585	1,446,480	54,895
Czech Republic Koruna	BNP	37,296,493	12/20/2017	1,710,095	1,709,304	(791)
Czech Republic Koruna	JPM	70,805,663	12/20/2017	3,244,596	3,245,035	439
Czech Republic Koruna	JPM	31,238,038	1/3/2018	1,209,452	1,433,830	224,378
Euro	MSC	960,535	10/3/2017	1,131,222	1,135,487	4,265
Euro	BNP	117,979	10/12/2017	140,457	139,533	(924)
Euro	CITI	108,065	12/20/2017	128,441	128,317	(124)
Euro	BOA	253,000	12/20/2017	302,816	300,413	(2,403)
Euro	BNP	254,000	12/20/2017	303,467	301,600	(1,867)
Hong Kong Dollar	HSBC	6,349,652	10/3/2017	812,708	812,948	240
Hong Kong Dollar	MSC	3,688,728	10/3/2017	472,278	472,269	(9)
Hong Kong Dollar	HSBC	8,051,505	3/27/2018	1,034,000	1,035,030	1,030
Hungarian Forint	MSC	80,048,304	12/20/2017	302,236	305,074	2,838
Hungarian Forint	JPM	393,994,192	12/20/2017	1,551,464	1,501,563	(49,901)
Indian Rupee	SB	19,280,254	10/5/2017	301,000	294,943	(6,057)
Indian Rupee	DB	19,327,210	10/10/2017	301,000	295,476	(5,524)
Indian Rupee	SB	73,379,825	10/10/2017	1,140,404	1,121,835	(18,569)
Indian Rupee	JPM	118,469,959	10/18/2017	1,831,774	1,809,350	(22,424)
Indian Rupee	MSC	76,512,967	10/18/2017	1,192,329	1,168,556	(23,773)
Indian Rupee	MSC	122,505,947	10/25/2017	1,880,945	1,869,338	(11,607)
Indian Rupee	SB	39,270,206	10/26/2017	602,000	599,155	(2,845)
Indian Rupee	RBS	84,054,853	10/26/2017	1,290,741	1,282,445	(8,296)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
222

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive			Value	Unrealized Gain/(Loss)
Purchases
Indian Rupee	MSC	11,825,676	11/3/2017	$180,000	$180,265	$265
Indian Rupee	MSC	19,280,254	11/3/2017	293,929	295,166	1,237
Indonesian Rupiah	JPM	12,133,328,652	10/5/2017	906,804	900,451	(6,353)
Indonesian Rupiah	JPM	12,501,163,343	10/10/2017	936,891	927,411	(9,480)
Indonesian Rupiah	CITI	3,979,462,200	10/16/2017	297,263	295,093	(2,170)
Indonesian Rupiah	DB	11,196,877,587	10/16/2017	834,112	830,293	(3,819)
Indonesian Rupiah	BNP	6,810,397,660	10/26/2017	510,573	504,657	(5,916)
Indonesian Rupiah	MSC	8,133,161,490	10/31/2017	603,000	602,440	(560)
Indonesian Rupiah	MSC	118,729,436	11/2/2017	8,762	8,815	53
Indonesian Rupiah	MSC	8,231,945,000	11/2/2017	605,463	609,649	4,186
Indonesian Rupiah	JPM	13,162,858,012	11/16/2017	977,198	973,657	(3,541)
Indonesian Rupiah	MSC	12,133,328,652	12/20/2017	888,889	894,784	5,895
Mexican Peso	RBS	4,333,048	12/20/2017	239,704	234,885	(4,819)
Mexican Peso	MSC	75,863,408	12/20/2017	4,201,360	4,112,398	(88,962)
New Taiwan Dollar	MSC	62,852,595	10/2/2017	2,080,392	2,073,044	(7,348)
New Taiwan Dollar	SB	9,034,515	10/5/2017	301,000	298,031	(2,969)
New Taiwan Dollar	HSBC	3,635,324	10/20/2017	121,000	120,021	(979)
New Taiwan Dollar	CITI	21,580,368	10/20/2017	716,956	712,482	(4,474)
New Taiwan Dollar	BNP	23,131,582	10/20/2017	759,556	763,696	4,140
New Taiwan Dollar	DB	30,111,185	10/20/2017	992,295	994,130	1,835
New Taiwan Dollar	HSBC	3,638,470	10/23/2017	121,000	120,145	(855)
New Taiwan Dollar	DB	11,195,698	10/23/2017	371,872	369,690	(2,182)
New Taiwan Dollar	SB	7,438,068	10/26/2017	245,359	245,651	292
New Taiwan Dollar	MSC	30,486,495	10/26/2017	1,006,082	1,006,853	771
Peruvian Nuevo Sol	RBS	974,173	10/5/2017	300,000	298,436	(1,564)
Peruvian Nuevo Sol	CITI	1,953,570	10/10/2017	603,000	598,494	(4,506)
Peruvian Nuevo Sol	JPM	1,935,847	12/14/2017	593,454	591,637	(1,817)
Philippines Peso	MSC	25,271,497	10/10/2017	493,216	497,227	4,011
Philippines Peso	JPM	15,539,337	10/19/2017	304,275	305,617	1,342
Philippines Peso	MSC	50,000,944	11/14/2017	974,867	982,030	7,163
Polish Zloty	MSC	1,108,945	12/20/2017	302,618	304,170	1,552
Polish Zloty	BNP	10,842,695	12/20/2017	3,054,065	2,974,014	(80,051)
Polish Zloty	DB	8,077,614	12/20/2017	2,271,481	2,215,587	(55,894)
Polish Zloty	BOA	822,911	12/20/2017	230,466	225,714	(4,752)
Polish Zloty	CITI	8,139,820	12/20/2017	2,287,044	2,232,649	(54,395)
Polish Zloty	JPM	2,169,414	12/20/2017	608,548	595,043	(13,505)
Russian Ruble	MSC	121,619,512	12/14/2017	2,074,741	2,084,973	10,232
Russian Ruble	CITI	53,152,180	12/14/2017	910,000	911,209	1,209
Russian Ruble	DB	92,332,510	12/14/2017	1,582,310	1,582,894	584
Russian Ruble	CSFB	93,898,132	12/14/2017	1,615,452	1,609,734	(5,718)
Singapore Dollar	MSC	326,167	12/20/2017	241,000	240,630	(370)
Singapore Dollar	SB	1,056,305	12/20/2017	786,000	779,848	(6,152)
Singapore Dollar	WBC	924,628	12/20/2017	686,741	682,634	(4,107)
South African Rand	CITI	4,847,395	12/20/2017	363,000	353,506	(9,494)
South African Rand	BNP	34,129,062	12/20/2017	2,584,378	2,488,929	(95,449)
South African Rand	MSC	16,559,673	12/20/2017	1,210,726	1,207,647	(3,079)
South Korean Won	MSC	1,093,737,939	10/2/2017	953,814	955,017	1,203
South Korean Won	SB	781,311,084	10/2/2017	695,094	682,216	(12,878)
South Korean Won	DB	312,426,855	10/2/2017	277,944	272,801	(5,143)
South Korean Won	RBS	927,606,033	10/10/2017	815,425	810,044	(5,381)
South Korean Won	DB	415,614,921	10/10/2017	363,178	362,892	(286)
South Korean Won	BNP	786,179,687	10/10/2017	700,392	686,619	(13,773)
South Korean Won	MSC	2,251,003,481	10/10/2017	1,968,836	1,965,849	(2,987)
South Korean Won	UBS	79,096,921	10/10/2017	68,978	69,059	81
South Korean Won	SB	694,772,253	10/10/2017	605,889	606,603	714
South Korean Won	HSBC	681,981,997	10/10/2017	599,310	595,526	(3,784)
South Korean Won	JPM	554,442,630	10/10/2017	483,511	484,229	718
South Korean Won	HSBC	777,402,916	10/12/2017	688,427	678,991	(9,436)
South Korean Won	MSC	293,218,446	10/12/2017	256,086	256,008	(78)
South Korean Won	BNP	270,862,223	10/12/2017	239,278	236,574	(2,704)
South Korean Won	MSC	922,629,907	10/25/2017	813,776	806,123	(7,653)
South Korean Won	RBS	683,660,301	10/25/2017	601,678	597,330	(4,348)
South Korean Won	DB	143,320,558	10/25/2017	125,940	125,222	(718)
South Korean Won	BNP	273,621,012	11/22/2017	242,686	239,179	(3,507)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
223

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive			Value	Unrealized Gain/(Loss)
Purchases
South Korean Won	JPM	1,575,790,011	11/22/2017	$1,378,584	$1,377,439	($1,145)
South Korean Won	HSBC	1,093,737,939	11/22/2017	959,461	956,065	(3,396)
Thai Baht	DB	9,986,536	10/11/2017	302,000	299,529	(2,471)
Turkish Lira	HSBC	1,068,508	12/20/2017	303,000	292,896	(10,104)
Turkish Lira	CITI	864,714	12/20/2017	242,000	237,033	(4,967)
Turkish Lira	JPM	3,681,936	12/20/2017	1,043,988	1,009,282	(34,706)
Turkish Lira	MSC	3,514,130	12/20/2017	963,138	966,143	3,005
Turkish Lira	BNP	1,068,439	12/20/2017	303,000	292,877	(10,123)
Turkish Lira	RBS	213,620	12/20/2017	60,208	58,557	(1,651)
Total Purchases				$96,740,038	$96,619,535	($120,503)
Sales
Brazilian Real	CITI	1,720,886	10/3/2017	$540,021	$543,062	($3,041)
Brazilian Real	BNP	947,966	10/3/2017	303,000	299,151	3,849
Brazilian Real	MSC	8,413,033	10/3/2017	2,637,324	2,654,910	(17,586)
Brazilian Real	DB	1,888,862	10/3/2017	601,000	596,070	4,930
Brazilian Real	MSC	964,106	11/3/2017	301,000	302,971	(1,971)
Brazilian Real	MSC	448,427	11/3/2017	141,037	141,587	(550)
Chilean Peso	CSFB	186,597,646	10/12/2017	302,000	291,580	10,420
Chilean Peso	RBS	187,516,119	10/16/2017	299,650	293,028	6,622
Chinese Yuan	MSC	5,154,288	11/10/2017	771,344	774,579	(3,235)
Chinese Yuan Offshore	BNP	2,821,100	12/20/2017	429,502	422,415	7,087
Chinese Yuan Offshore	MSC	11,251,643	12/20/2017	1,687,095	1,686,724	371
Colombian Peso	RBS	882,930,220	10/25/2017	302,000	299,996	2,004
Colombian Peso	MSC	711,648,177	10/31/2017	241,000	241,667	(667)
Czech Republic Koruna	BOA	24,993,131	10/3/2017	1,131,222	1,137,294	(6,072)
Euro	JPM	536,603	10/3/2017	598,092	634,340	(36,248)
Euro	BOA	400,000	10/3/2017	426,245	472,856	(46,611)
Euro	MSC	26,918	10/3/2017	31,776	31,814	(38)
Euro	RBC	1,551,760	10/12/2017	1,860,218	1,835,256	24,962
Euro	CITI	285,867	10/12/2017	342,740	338,092	4,648
Euro	SB	107,571	10/12/2017	128,623	127,223	1,400
Euro	MSC	140,942	10/12/2017	166,702	166,692	10
Euro	WBC	10,424,979	10/12/2017	12,289,194	12,329,556	(40,362)
Euro	JPM	532,000	11/9/2017	579,217	630,128	(50,911)
Euro	MSC	250,027	11/21/2017	262,176	296,339	(34,163)
Euro	CITI	591,899	11/21/2017	620,649	701,533	(80,884)
Euro	BOA	960,535	11/22/2017	1,130,417	1,138,513	(8,096)
Euro	MSC	249,830	11/22/2017	261,167	296,121	(34,954)
Euro	BNP	4,227,633	12/20/2017	5,066,778	5,019,900	46,878
Euro	JPM	3,227,620	12/20/2017	3,853,143	3,832,483	20,660
Euro	BOA	257,000	12/20/2017	302,236	305,162	(2,926)
Euro	CITI	5,166,979	12/20/2017	6,202,740	6,135,282	67,458
Euro	JPM	1,171,143	1/3/2018	1,209,452	1,391,843	(182,391)
Hong Kong Dollar	CITI	10,038,379	10/3/2017	1,295,676	1,285,217	10,459
Hong Kong Dollar	MSC	3,688,728	10/10/2017	472,360	472,369	(9)
Hong Kong Dollar	CITI	7,971,766	10/10/2017	1,029,000	1,020,844	8,156
Hong Kong Dollar	SB	4,720,320	3/27/2018	610,375	606,802	3,573
Hong Kong Dollar	CITI	14,715,047	3/27/2018	1,902,526	1,891,635	10,891
Hong Kong Dollar	HSBC	7,419,454	3/27/2018	958,480	953,779	4,701
Hong Kong Dollar	DB	1,899,028	3/27/2018	244,465	244,122	343
Hong Kong Dollar	SB	8,993,298	5/11/2018	1,161,000	1,156,122	4,878
Hong Kong Dollar	HSBC	11,714,787	9/19/2018	1,510,000	1,505,979	4,021
Hungarian Forint	BOA	59,016,406	12/20/2017	230,466	224,919	5,547
Hungarian Forint	BNP	78,754,430	12/20/2017	303,467	300,143	3,324
Indian Rupee	MSC	19,280,254	10/5/2017	295,031	295,166	(135)
Indian Rupee	BNP	44,099,146	10/10/2017	688,586	674,190	14,396
Indian Rupee	SB	38,955,438	10/18/2017	606,000	594,952	11,048
Indian Rupee	DB	38,194,200	10/18/2017	593,446	583,327	10,119
Indian Rupee	UBS	56,659,850	10/18/2017	883,206	865,346	17,860
Indian Rupee	CITI	18,968,320	10/18/2017	295,126	289,696	5,430
Indian Rupee	SB	38,887,267	10/25/2017	598,691	593,387	5,304
Indian Rupee	MSC	19,893,616	10/26/2017	303,000	303,522	(522)
Indian Rupee	MSC	41,732,052	11/3/2017	631,352	636,144	(4,792)
Indian Rupee	MSC	9,566,393	11/3/2017	145,729	146,454	(725)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
224

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive			Value	Unrealized Gain/(Loss)
Sales
Indonesian Rupiah	MSC	12,133,328,652	10/5/2017	$897,104	$900,451	($3,347)
Indonesian Rupiah	DB	7,940,176,028	10/10/2017	600,225	589,050	11,175
Indonesian Rupiah	UBS	1,093,165,994	10/10/2017	82,822	81,098	1,724
Indonesian Rupiah	DB	3,950,448,600	10/16/2017	293,954	292,942	1,012
Indonesian Rupiah	JPM	12,065,703,760	10/18/2017	908,000	894,600	13,400
Mexican Peso	MSC	100,813,371	10/6/2017	5,621,104	5,529,956	91,148
Mexican Peso	CITI	18,480,055	12/20/2017	1,025,601	1,001,766	23,835
Mexican Peso	BOA	3,274,441	12/20/2017	182,000	177,501	4,499
Mexican Peso	RBS	9,729,121	12/20/2017	539,855	527,395	12,460
Mexican Peso	DB	2,180,625	12/20/2017	121,000	118,207	2,793
Mexican Peso	MSC	9,871,113	12/20/2017	542,888	536,652	6,236
New Taiwan Dollar	MSC	38,864,365	10/2/2017	1,279,053	1,281,849	(2,796)
New Taiwan Dollar	SB	23,988,230	10/2/2017	803,086	791,195	11,891
New Taiwan Dollar	MSC	9,034,515	10/5/2017	296,895	298,031	(1,136)
New Taiwan Dollar	HSBC	3,628,185	10/19/2017	121,000	119,779	1,221
New Taiwan Dollar	BNP	67,247,338	10/20/2017	2,222,509	2,220,191	2,318
New Taiwan Dollar	DB	40,049,110	10/20/2017	1,326,129	1,322,234	3,895
New Taiwan Dollar	HSBC	3,642,100	10/20/2017	121,000	120,245	755
New Taiwan Dollar	UBS	33,149,513	10/20/2017	1,099,195	1,094,441	4,754
New Taiwan Dollar	JPM	26,339,563	10/20/2017	871,882	869,609	2,273
New Taiwan Dollar	BNP	27,333,416	10/23/2017	906,000	902,570	3,430
New Taiwan Dollar	UBS	9,084,432	10/23/2017	302,000	299,975	2,025
New Taiwan Dollar	HSBC	3,640,890	10/23/2017	121,000	120,225	775
New Taiwan Dollar	SB	8,513,495	10/23/2017	283,170	281,122	2,048
New Taiwan Dollar	MSC	27,643,314	10/26/2017	915,190	912,954	2,236
New Taiwan Dollar	MSC	23,610,510	10/31/2017	776,601	779,718	(3,117)
Philippines Peso	JPM	13,624,886	10/10/2017	267,897	268,075	(178)
Philippines Peso	DB	15,517,130	10/19/2017	303,000	305,180	(2,180)
Philippines Peso	DB	15,484,966	10/20/2017	303,000	304,534	(1,534)
Philippines Peso	MSC	30,777,818	10/26/2017	604,000	605,123	(1,123)
Philippines Peso	JPM	15,313,756	10/26/2017	302,000	301,084	916
Philippines Peso	MSC	6,107,328	11/2/2017	120,000	120,032	(32)
Polish Zloty	CITI	464,772	12/20/2017	128,441	127,481	960
Polish Zloty	BOA	1,085,957	12/20/2017	302,816	297,864	4,952
Russian Ruble	MSC	171,390,817	12/14/2017	2,921,593	2,940,174	(18,581)
Singapore Dollar	MSC	2,037,196	12/20/2017	1,495,839	1,503,812	(7,973)
Singapore Dollar	BNP	1,449,560	12/20/2017	1,080,773	1,070,180	10,593
Singapore Dollar	DB	816,690	12/20/2017	606,000	602,945	3,055
South African Rand	MSC	511,660	10/2/2017	37,782	37,776	6
South African Rand	MSC	27,046,016	11/14/2017	2,011,200	1,983,679	27,521
South African Rand	MSC	1,915,005	12/20/2017	139,756	139,655	101
South Korean Won	MSC	2,187,475,878	10/2/2017	1,912,812	1,910,034	2,778
South Korean Won	HSBC	2,471,157,582	10/10/2017	2,160,066	2,157,795	2,271
South Korean Won	RBS	341,057,056	10/10/2017	297,425	297,866	(441)
South Korean Won	SB	694,772,253	10/10/2017	605,889	606,786	(897)
South Korean Won	DB	336,518,000	10/10/2017	293,466	293,902	(436)
South Korean Won	MSC	1,913,653,481	10/10/2017	1,672,561	1,671,311	1,250
South Korean Won	UBS	79,096,921	10/10/2017	68,978	69,080	(102)
South Korean Won	JPM	554,442,630	10/10/2017	483,511	484,081	(570)
South Korean Won	MSC	430,217,913	10/12/2017	377,189	375,665	1,524
South Korean Won	DB	137,063,960	10/12/2017	121,000	119,713	1,287
South Korean Won	UBS	1,067,420,158	10/12/2017	944,202	932,295	11,907
South Korean Won	HSBC	133,886,782	10/25/2017	118,092	116,980	1,112
South Korean Won	SB	342,166,000	10/25/2017	302,000	298,958	3,042
South Korean Won	MSC	1,862,343,477	11/10/2017	1,621,997	1,627,491	(5,494)
Thai Baht	MSC	10,030,094	10/11/2017	301,000	300,835	165
Turkish Lira	BNP	1,075,317	12/20/2017	303,000	294,763	8,237
Turkish Lira	HSBC	427,856	12/20/2017	121,000	117,283	3,717
Turkish Lira	RBS	2,387,441	12/20/2017	664,208	654,439	9,769
Turkish Lira	MSC	4,790,771	12/20/2017	1,324,156	1,313,232	10,924
Turkish Lira	DB	433,458	12/20/2017	121,000	118,818	2,182
Turkish Lira	JPM	435,668	12/20/2017	121,000	119,424	1,576
Total Sales				$106,594,654	$106,564,383	$30,271
Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						($90,232)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
225

PARTNER WORLDWIDE ALLOCATION PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Counterparty
BOA	-	Bank of America
BNP	-	BNP Paribas
CITI	-	Citibank
CSFB	-	CS First Boston Corporation
DB	-	Deutsche Bank
HSBC	-	HSBC Securities, Inc.
JPM	-	J.P. Morgan
MSC	-	Morgan Stanley & Company
RBC	-	The Royal Bank of Canada
RBS	-	The Royal Bank of Scotland
SB	-	Standard Bank plc
UBS	-	UBS Securities, Ltd.
WBC	-	Westpac Banking Corporation

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated portfolios.

A summary of transactions (in thousands) for the fiscal year to date, in Partner Worldwide Allocation Portfolio, is as follows:

Portfolio	Value 12/31/2016	Gross Purchases	Gross Sales	Gain/ (Loss)	Unrealized Appreciation/ (Depreciation)	Shares Held at 9/29/2017	Value 9/29/2017	Income Earned 1/1/2017 - 9/29/2017
Cash Management Trust- Collateral Investment	$16,401	$341,416	$336,249	$–	$–	21,568	$21,568	$344
Core Short-Term Reserve Fund	25,832	305,108	305,872	–	–	2,507	25,068	261
Total Value and Income Earned	$42,233			$–	$–		$46,636	$605

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
226

LARGE CAP STOCK PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (85.0%)	Value
Consumer Discretionary (12.9%)
36,522	Amazon.com, Inc.[a]	$35,110,425
9,500	AOKI Holdings, Inc.	124,695
31,800	Bandai Namco Holdings, Inc.	1,092,484
35,817	Barratt Developments plc	295,066
47,080	Berkeley Group Holdings plc	2,346,309
11,913	Breville Group, Ltd.	105,952
76,600	Bridgestone Corporation	3,477,926
4,099	Cie Generale des Etablissements Michelin	598,047
555,930	Comcast Corporation	21,392,186
66,400	Denso Corporation	3,360,529
84,923	Eutelsat Communications	2,513,936
26,400	Heiwa Corporation[b]	523,145
206,600	Honda Motor Company, Ltd.	6,103,073
23,200	Hugo Boss AG	2,047,092
2,540	i-CABLE Communications, Ltd.[a,c]	84
97,000	Inchcape plc	1,121,937
7,277	Ipsos SA	251,870
17,030	JM AB	535,774
2,265	Linamar Corporation	138,215
99,046	Lowe’s Companies, Inc.	7,917,737
86,467	Marks and Spencer Group plc	409,393
34,087	Netflix, Inc.[a]	6,181,677
7,678	Nexity SA	469,187
12,908	Next plc	909,915
580,500	Nissan Motor Company, Ltd.	5,750,796
76,434	Peugeot SA	1,819,515
4,995	Priceline Group, Inc.[a]	9,144,946
58,510	Restaurant Brands International, Inc.	3,737,619
9,700	Sangetsu Company, Ltd.	166,751
1,134	SSP Group plc	8,171
71,817	Starbucks Corporation	3,857,291
58,000	Sumitomo Rubber Industries, Ltd.	1,064,540
14,100	Toyoda Gosei Company, Ltd.	333,216
41,000	TV Asahi Holdings Corporation	818,665
100,767	Walt Disney Company	9,932,603
17,454	Wolters Kluwer NV	806,633
24,300	Yokohama Rubber Company, Ltd.	501,142

	Total	134,968,542

Consumer Staples (3.4%)
13,300	Arcs Company, Ltd.	299,955
16,770	Coca-Cola Amatil, Ltd.	101,795
90,460	CVS Health Corporation	7,356,207
2,014	Ebro Foods SA	47,726
17,712	ForFarmers BV	230,271
31,479	Grieg Seafood ASA	309,992
7,374	Henkel AG & Company KGaA	897,934
5,300	Kesko Oyj	284,329
16,400	Kewpie Corporation	395,671
37,190	Kimberly-Clark Corporation	4,376,519
14,800	Lawson, Inc.	980,051
47	Lindt & Spruengli AG	268,162
4,400	Ministop Company, Ltd.	85,459
9,500	Seven & I Holdings Company, Ltd.	367,028
173,532	Unilever NV	10,257,581
156,665	Unilever plc	9,067,658
198,000	Want Want China Holdings, Ltd.	139,502

	Total	35,465,840

Energy (5.7%)
36,952	Anadarko Petroleum Corporation	1,805,105
1,318,028	BP plc	8,443,274
100,739	Chevron Corporation	11,836,833
62,530	EQT Corporation[b]	4,079,457
174,493	Halliburton Company	8,031,913

Shares	Common Stock (85.0%)	Value
Energy (5.7%) - continued
54,197	OMV AG	$3,159,679
22,303	Pioneer Natural Resources Company	3,290,585
79,598	Repsol SA	1,468,923
49,971	Royal Dutch Shell plc	1,513,491
17,713	Royal Dutch Shell plc, Class A	535,319
113,744	Royal Dutch Shell plc, Class B	3,501,730
32,205	Statoil ASA	647,465
21,051	TGS Nopec Geophysical Company ASA	501,924
49,724	Total SA	2,669,888
49,724	Total SA Rights[a,d]	3,820
1,890,940	Weatherford International plc[a]	8,660,505

	Total	60,149,911

Financials (15.8%)
15,331	Aareal Bank AG	649,902
47,873	ABN AMRO Group NVe	1,433,512
87,815	Aegon NV	511,873
12,282	ASX, Ltd.	506,218
111,458	Australia & New Zealand Banking Group, Ltd.	2,596,257
353,945	Aviva plc	2,442,903
315,390	Banco Bilbao Vizcaya Argentaria SA	2,819,696
458,085	Bank of America Corporation	11,607,874
61,576	Bank of Nova Scotia	3,957,840
238,260	Blackstone Group, LP	7,950,736
52,260	Chubb, Ltd.	7,449,663
26,992	CI Financial Corporation	590,352
287,958	Citigroup, Inc.	20,946,065
19,710	Close Brothers Group plc	389,759
94,772	CNP Assurances	2,221,748
30,800	Concordia Financial Group, Ltd.	152,336
35,219	Danske Bank AS	1,411,352
351,885	Direct Line Insurance Group plc	1,715,469
137,873	E*TRADE Financial Corporation[a]	6,012,642
7,701	Euronext NVe	468,822
358,900	FlexiGroup, Ltd.	438,702
35,516	Genworth MI Canada, Inc.[b]	1,054,023
79,016	Goldman Sachs Group, Inc.	18,741,805
23,907	Hannover Rueckversicherung SE	2,883,353
21,619	Hargreaves Lansdown plc	428,990
14,300	Hokuhoku Financial Group, Inc.	230,176
1,098,850	HSBC Holdings plc	10,863,032
38,103	ING Groep NV	702,324
13,212	Intact Financial Corporation	1,091,373
75,187	Interactive Brokers Group, Inc.	3,386,422
112,369	Intercontinental Exchange, Inc.	7,719,750
123,318	Invesco, Ltd.	4,321,063
14,695	Macquarie Group, Ltd.	1,052,104
123,720	MetLife, Inc.	6,427,254
71,300	Mitsubishi UFJ Financial Group, Inc.	463,581
833,900	Mizuho Financial Group, Inc.	1,461,860
2,479	Muenchener Rueckversicherungs- Gesellschaft AG	530,567
40,669	National Bank of Canada	1,957,262
93,011	Nordea Bank AB	1,262,831
307,581	Old Mutual plc	801,241
17,167	Pargesa Holding SA	1,428,417
23,299	Plus500, Ltd.	280,049
40,124	Power Corporation of Canada	1,019,701
25,138	Schroders plc	1,130,875
43,313	SCOR SE	1,816,491
155,100	Senshu Ikeda Holdings, Inc.	597,496
43,102	Societe Generale	2,525,823
83,000	State Street Corporation	7,929,820
189,370	Synchrony Financial	5,879,938

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
227

LARGE CAP STOCK PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (85.0%)	Value
Financials (15.8%) - continued
12,630	Talanx AG	$510,998
1,506	TMX Group, Ltd.	85,092
2,114	Vienna Insurance Group AG Wiener Versicherung Gruppe	62,457
300	Zurich Insurance Group AG	91,674

	Total	165,011,563

Health Care (10.6%)
71,626	Alexion Pharmaceuticals, Inc.[a]	10,048,411
5,464	Ansell, Ltd.	95,750
268,600	Astellas Pharmaceutical, Inc.	3,418,618
23,740	Biogen, Inc.[a]	7,433,469
49,930	Celgene Corporation[a]	7,280,793
48,100	CIGNA Corporation	8,991,814
166,490	GlaxoSmithKline plc ADR	6,759,494
1,897	Le Noble Age SA	126,474
180,277	Merck & Company, Inc.	11,543,136
36,376	Merck KGaA	4,051,290
97,849	Novartis AG	8,392,993
206,025	Novo Nordisk AS	9,905,420
361,950	Pfizer, Inc.	12,921,615
63,296	UnitedHealth Group, Inc.	12,396,522
60,029	Zimmer Biomet Holdings, Inc.	7,028,796

	Total	110,394,595

Industrials (10.5%)
45,473	Adecco SA	3,542,552
11,800	Asahi Glass Company, Ltd.	438,288
46,845	Atlas Copco AB	1,819,822
68,567	Boeing Company	17,430,417
169,500	CK Hutchison Holdings, Ltd.	2,171,005
161,030	CSX Corporation	8,737,488
72,513	Cummins, Inc.	12,184,359
12,000	Dai Nippon Printing Company, Ltd.	287,777
237,622	Delta Air Lines, Inc.	11,458,133
20,816	Deutsche Lufthansa AG	578,867
14,019	Ferguson plc	919,775
9,260	Finning International, Inc.	211,731
164,229	GWA Group, Ltd.	337,444
12,800	Hitachi Transport System, Ltd.	296,637
20,800	Inaba Denki Sangyo Company, Ltd.	863,334
268,100	ITOCHU Corporation	4,392,761
8,200	KITZ Corporation	66,901
8,948	Loomis AB	355,617
45,400	Marubeni Corporation	310,364
114,067	Meggitt plc	796,725
31,000	Mitsuboshi Belting, Ltd.	374,169
103,977	Monadelphous Group, Ltd.	1,284,313
63,817	National Express Group plc	302,636
52,900	Nitto Kogyo Corporation	935,796
108,658	Norfolk Southern Corporation	14,368,934
19,454	Northgate plc	113,071
104,471	PageGroup plc	697,695
62,685	RELX NV	1,333,521
3,636	Rockwool International AS	987,252
5,706	Schindler Holding AG, Participation Certificate	1,261,005
26,292	Siemens AG	3,710,028
140,058	SKF AB	3,057,820
45,300	Smiths Group plc	958,074
214,100	Sojitz Corporation	592,423
8,431	Spirax-Sarco Engineering plc	624,634
6,215	Sulzer, Ltd.	734,235
7,700	Taikisha, Ltd.	212,380
44,500	Teijin, Ltd.	877,934
21,100	Toppan Forms Company, Ltd.	223,953

Shares	Common Stock (85.0%)	Value
Industrials (10.5%) - continued
14,174	Transcontinental, Inc.	$292,965
25,000	Tsubakimoto Chain Company	199,809
39,870	United Parcel Service, Inc.	4,787,988
35,952	Vinci SA	3,415,892
11,678	WSP Global, Inc.[b]	485,838
44,804	YIT Oyj	366,619
9,700	Yuasa Trading Company, Ltd.	342,885

	Total	109,741,866

Information Technology (16.9%)
24,884	Alphabet, Inc., Class Aa	24,230,048
21,130	Alphabet, Inc., Class Ca	20,265,994
20	Alten SA	1,809
286,488	Apple, Inc.	44,153,531
3,677	BKW FMB Energie	220,902
28,400	Canon, Inc.	971,876
39,468	Capgemini SA	4,626,595
17,097	Capital Power Corporation[b]	338,035
207,180	Cisco Systems, Inc.	6,967,463
112,375	Facebook, Inc.[a]	19,201,516
60,000	FUJIFILM Holdings NPV	2,331,081
108,600	Konica Minolta Holdings, Inc.	892,277
6,170	Kulicke and Soffa Industries, Inc.[a]	133,087
279,286	Microsoft Corporation	20,804,014
27,500	NEC Networks & System Integration Corporation	657,001
65,782	PayPal Holdings, Inc.[a]	4,212,021
69,598	Red Hat, Inc.[a]	7,715,634
98,987	Salesforce.com, Inc.[a]	9,247,366
8,229	SMA Solar Technology AGb	322,855
84,420	Visa, Inc.	8,884,361

	Total	176,177,466

Materials (3.9%)
14,900	Adeka Corporation	271,895
20,555	APERAM	1,077,185
25,108	BHP Billiton plc	443,055
86,599	BHP Billiton, Ltd.	1,756,210
119,300	Daicel Corporation	1,438,488
98,200	Eastman Chemical Company	8,886,118
74,439	Evonik Industries AG	2,661,370
53,693	Granges AB	615,416
22,900	JSR Corporation	435,419
27,000	Kaneka Corporation	209,790
106,500	Kuraray Company, Ltd.	1,992,593
60,700	Kyoei Steel, Ltd.	947,232
13,024	Mondi plc	350,152
3,200	Nippon Shokubai Company, Ltd.	226,189
344,238	Norsk Hydro ASA	2,511,830
68,000	Oji Holdings Corporation	367,172
12,200	Rengo Company, Ltd.	72,619
9,450	Rio Tinto, Ltd.	495,321
24,111	Solvay SA	3,604,540
200	Sumitomo Seika Chemicals Company, Ltd.	9,567
36,400	Toagosei Company, Ltd.	487,964
141,635	UPM-Kymmene Oyj	3,842,693
136,210	Westrock Company	7,727,193
9,200	Yamato Kogyo Company, Ltd.	249,373

	Total	40,679,384

Real Estate (1.0%)
36,912	Alstria Office REIT AG	527,657
14,106	Artis Real Estate Investment Trust	149,454
130,011	British Land Company plc	1,049,667

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
228

LARGE CAP STOCK PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (85.0%)	Value
Real Estate (1.0%) - continued
1,100	Daito Trust Construction Company, Ltd.	$200,401
273,900	DEXUS Property Group	2,043,953
23,477	H&R Real Estate Investment Trust	405,285
185,000	Hang Lung Properties, Ltd.	440,452
307,000	Hysan Development Company, Ltd.	1,448,445
96,000	Road King Infrastructure, Ltd.	155,099
462,981	Stockland	1,563,531
78,000	Sun Hung Kai Properties, Ltd.	1,270,639
29,500	Swire Pacific, Ltd.	287,198
19,316	TAG Immobilien AG	324,939
222,800	Wing Tai Holdings, Ltd.	355,163

	Total	10,221,883

Telecommunications Services (1.7%)
24,068	Freenet AG	805,471
673,467	KCOM Group plc	893,420
65,900	Nippon Telegraph & Telephone Corporation	3,019,586
318,000	NTT DOCOMO, Inc.	7,268,456
25,134	Proximus SA	866,462
85,300	TDC AS	500,247
69,100	Telefonica Deutschland Holding AG	388,315
215,633	Telenor ASA	4,568,091

	Total	18,310,048

Utilities (2.6%)
14,650	Canadian Utilities, Ltd.	454,969
93,000	Chubu Electric Power Company, Inc.	1,155,789
3,900	Electric Power Development Company, Ltd.	97,971
233,862	Electricidade de Portugal SA	881,818
2,276	Elia System Operator SA	131,844
152,500	Osaka Gas Company, Ltd.	2,834,433
303,230	PG&E Corporation	20,646,931
158,950	Redes Energeticas Nacionais SGPS SA	518,006
11,762	Verbund AG	277,410

	Total	26,999,171

	Total Common Stock (cost $660,066,012)	888,120,269

Shares	Preferred Stock (0.5%)	Value
Consumer Staples (0.5%)
34,483	Henkel AG & Company KGaA, 1.620%	4,698,024

	Total	4,698,024

	Total Preferred Stock (cost $4,730,660)	4,698,024

Shares	Registered Investment Companies (0.1%)	Value
Equity Funds/Exchange Traded Funds (<0.1%)
16,730	iShares MSCI EAFE Index Fund	1,145,670

	Total	1,145,670

	Total Registered Investment Companies (cost $1,138,374)	1,145,670

Shares	Collateral Held for Securities Loaned (0.6%)	Value
6,389,390	Thrivent Cash Management Trust	$6,389,390

	Total Collateral Held for Securities Loaned (cost $6,389,390)	6,389,390

Shares or Principal Amount	Short-Term Investments (14.3%)[f]	Value
	Federal Home Loan Bank Discount Notes
6,130,000	1.015%, 10/4/2017	6,129,663
14,000,000	0.970%, 10/6/2017	13,998,460
9,100,000	1.032%, 10/11/2017[g]	9,097,743
3,200,000	1.022%, 10/13/2017	3,199,030
2,700,000	1.020%, 10/18/2017[g]	2,698,812
5,300,000	1.020%, 10/20/2017	5,297,376
1,700,000	1.020%, 10/25/2017	1,698,924
2,100,000	1.020%, 10/27/2017	2,098,555
400,000	1.026%, 11/1/2017	399,667
3,000,000	1.030%, 11/3/2017[g]	2,997,333
4,100,000	1.030%, 11/8/2017	4,095,785
1,200,000	1.030%, 11/9/2017	1,198,733
4,800,000	1.050%, 11/10/2017[g]	4,794,802
5,100,000	1.039%, 11/15/2017	5,093,768
2,300,000	1.035%, 11/17/2017[g]	2,297,061
3,160,000	1.041%, 12/6/2017[g]	3,154,065
2,200,000	1.040%, 12/20/2017	2,194,980
800,000	1.040%, 12/22/2017	798,128
	Thrivent Core Short-Term Reserve Fund
5,214,130	1.340%	52,141,302
	U.S. Treasury Bills
12,450,000	1.116%, 10/5/2017	12,449,250
9,000,000	1.108%, 10/12/2017	8,997,698
5,000,000	1.096%, 10/26/2017	4,996,875

	Total Short-Term Investments (cost $149,819,790)	149,828,010

	Total Investments (cost $822,144,226) 100.5%	$1,050,181,363

	Other Assets and Liabilities, Net (0.5%)	(5,208,673)

	Total Net Assets 100.0%	$1,044,972,690

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d

Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the Notes to Financial Statements.

e

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of September 29, 2017, the value of these investments was $1,902,334 or 0.2% of total net assets.

f	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
g	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
229

LARGE CAP STOCK PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Stock Portfolio as of September 29, 2017:

Securities Lending Transactions

Common Stock	$6,171,525

Total lending	$6,171,525
Gross amount payable upon return of collateral for securities loaned	$6,389,390

Net amounts due to counterparty	$217,865

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 29, 2017, in valuing Large Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	134,968,542	97,274,484	37,694,058	–
Consumer Staples	35,465,840	11,732,726	23,733,114	–
Energy	60,149,911	37,704,398	22,441,693	3,820
Financials	165,011,563	108,373,032	56,638,531	–
Health Care	110,394,595	84,404,050	25,990,545	–
Industrials	109,741,866	68,967,319	40,774,547	–
Information Technology	176,177,466	165,815,035	10,362,431	–
Materials	40,679,384	16,613,311	24,066,073	–
Real Estate	10,221,883	–	10,221,883	–
Telecommunications Services	18,310,048	–	18,310,048	–
Utilities	26,999,171	20,646,931	6,352,240	–
Preferred Stock
Consumer Staples	4,698,024	–	4,698,024	–
Registered Investment Companies Equity Funds/Exchange Traded Funds	1,145,670	1,145,670	–	–
Short-Term Investments	97,686,708	–	97,686,708	–

Subtotal Investments in Securities	$991,650,671	$612,676,956	$378,969,895	$3,820

Other Investments*	Total
Short-Term Investments	52,141,302
Collateral Held for Securities Loaned	6,389,390

Subtotal Other Investments	$58,530,692

Total Investments at Value	$1,050,181,363

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	3,696,625	3,696,625	–	–

Total Asset Derivatives	$3,696,625	$3,696,625	$–	$–

There were no significant transfers between Levels during the period ended September 29, 2017. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
230

LARGE CAP STOCK PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

The following table presents Large Cap Stock Portfolio’s futures contracts held as of September 29, 2017. Investments and/or cash totaling $7,949,144 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Eurex Euro STOXX 50 Index	1,703	December 2017	$69,143,811	$72,097,222	$2,953,411
Eurex Stoxx Europe 600 Index	321	December 2017	7,092,631	7,343,051	250,420
ICE mini MSCI EAFE Index	515	December 2017	50,451,006	50,943,800	492,794
Total Futures Long Contracts					$3,696,625
Total Futures Contracts					$3,696,625

Reference Description:

EAFE	-	Europe, Australasia and Far East
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated portfolios.

A summary of transactions (in thousands) for the fiscal year to date, in Large Cap Stock Portfolio, is as follows:

Portfolio	Value 12/31/2016	Gross Purchases	Gross Sales	Gain/ (Loss)	Unrealized Appreciation/ (Depreciation)	Shares Held at 9/29/2017	Value 9/29/2017	Income Earned 1/1/2017 - 9/29/2017
Cash Management Trust- Collateral Investment	$1,214	$97,581	$92,406	$–	$–	6,389	$6,389	$109
Core Short-Term Reserve Fund	45,428	115,790	109,077	–	–	5,214	52,141	421
Total Value and Income Earned	$46,642			$–	$–		$58,530	$530

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
231

PARTNER ALL CAP PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (98.8%)	Value
Consumer Discretionary (11.7%)
1,800	Amazon.com, Inc.[a]	$1,730,430
45,000	Comcast Corporation	1,731,600
8,500	Delphi Automotive plc	836,400
24,600	Lions Gate Entertainment Corporation[a]	782,034
34,879	Newell Brands, Inc.	1,488,287
20,300	NIKE, Inc.	1,052,555
20,320	Service Corporation International	701,040
23,300	Starbucks Corporation	1,251,443
17,000	TJX Companies, Inc.	1,253,410
17,900	Walt Disney Company	1,764,403

	Total	12,591,602

Consumer Staples (7.7%)
20,200	Altria Group, Inc.	1,281,084
5,600	Constellation Brands, Inc.	1,116,920
9,300	Estee Lauder Companies, Inc.	1,002,912
14,900	Herbalife, Ltd.[a,b]	1,010,667
11,000	Molson Coors Brewing Company	898,040
22,300	Mondelez International, Inc.	906,718
18,400	Monster Beverage Corporation[a]	1,016,600
26,300	Snyder’s-Lance, Inc.	1,003,082

	Total	8,236,023

Energy (5.9%)
11,000	Concho Resources, Inc.[a]	1,448,920
21,300	Diamondback Energy, Inc.[a]	2,086,548
18,900	Pioneer Natural Resources Company	2,788,506

	Total	6,323,974

Financials (14.8%)
3,800	Aflac, Inc.	309,282
24,300	BankUnited, Inc.	864,351
63,000	Boston Private Financial Holdings, Inc.	1,042,650
16,520	Capital One Financial Corporation	1,398,583
43,900	Citigroup, Inc.	3,193,286
12,100	CME Group, Inc.	1,641,728
16,900	Discover Financial Services	1,089,712
5,300	Goldman Sachs Group, Inc.	1,257,107
22,800	Hartford Financial Services Group, Inc.	1,263,804
56,600	KeyCorp	1,065,212
103,260	Regions Financial Corporation	1,572,650
8,670	Reinsurance Group of America, Inc.	1,209,725

	Total	15,908,090

Health Care (13.8%)
9,100	Alexion Pharmaceuticals, Inc.[a]	1,276,639
13,090	BioMarin Pharmaceutical, Inc.[a]	1,218,286
20,100	Bristol-Myers Squibb Company	1,281,174
4,300	C.R. Bard, Inc.	1,378,150
20,750	Danaher Corporation	1,779,935
9,744	Envision Healthcare Corporation[a]	437,993
6,200	Humana, Inc.	1,510,506
23,100	Merck & Company, Inc.	1,479,093
6,800	Shire Pharmaceuticals Group plc ADR	1,041,352
10,300	Vertex Pharmaceuticals, Inc.[a]	1,566,012
35,554	Wright Medical Group NVa	919,782
8,100	Zimmer Biomet Holdings, Inc.	948,429

	Total	14,837,351

Industrials (10.8%)
7,720	Alaska Air Group, Inc.	588,804
24,800	Colfax Corporation[a]	1,032,672

Shares	Common Stock (98.8%)	Value
Industrials (10.8%) - continued
4,120	FedEx Corporation	$929,389
22,625	Fortive Corporation	1,601,624
14,500	Fortune Brands Home and Security, Inc.	974,835
11,710	IDEX Corporation	1,422,414
19,100	Ingersoll-Rand plc	1,703,147
6,200	Lockheed Martin Corporation	1,923,798
9,150	WABCO Holdings, Inc.[a]	1,354,200

	Total	11,530,883

Information Technology (22.5%)
8,470	Adobe Systems, Inc.[a]	1,263,554
4,240	Alphabet, Inc., Class Aa	4,128,573
16,940	Apple, Inc.	2,610,793
8,200	Broadcom, Ltd.	1,988,828
12,980	Cavium, Inc.[a]	855,901
21,300	CommScope Holding Company, Inc.[a]	707,373
14,200	Ellie Mae, Inc.[a]	1,166,246
57,800	Gogo, Inc.[a,b]	682,618
20,200	Inphi Corporation[a,b]	801,738
62,200	Intel Corporation	2,368,576
15,800	Luxoft Holding, Inc.[a]	755,240
35,600	Micron Technology, Inc.[a]	1,400,148
13,340	Monolithic Power Systems, Inc.	1,421,377
17,200	Paycom Software, Inc.[a]	1,289,312
20,600	Salesforce.com, Inc.[a]	1,924,452
4,800	Tyler Technologies, Inc.[a]	836,736

	Total	24,201,465

Materials (3.2%)
5,800	Albemarle Corporation	790,598
10,030	Eagle Materials, Inc.	1,070,201
7,200	Ecolab, Inc.	925,992
6,900	LyondellBasell Industries NV	683,445

	Total	3,470,236

Real Estate (3.4%)
7,600	Boston Properties, Inc.	933,888
48,000	Brandywine Realty Trust	839,520
5,900	Public Storage, Inc.	1,262,541
27,186	RLJ Lodging Trust	598,092

	Total	3,634,041

Telecommunications Services (1.8%)
40,600	AT&T, Inc.	1,590,302
6,110	T-Mobile US, Inc.[a]	376,743

	Total	1,967,045

Utilities (3.2%)
15,900	American Electric Power Company, Inc.	1,116,816
11,340	Atmos Energy Corporation	950,746
19,200	PG&E Corporation	1,307,328

	Total	3,374,890

	Total Common Stock (cost $87,002,643)	106,075,600

Shares	Collateral Held for Securities Loaned (2.0%)	Value
2,162,825	Thrivent Cash Management Trust	2,162,825

	Total Collateral Held for Securities Loaned (cost $2,162,825)	2,162,825

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
232

PARTNER ALL CAP PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares or Principal Amount	Short-Term Investments (1.3%)[c]	Value
138,782	Thrivent Core Short-Term Reserve Fund 1.340%	$1,387,822

	Total Short-Term Investments (cost $1,387,822)	1,387,822

	Total Investments (cost $90,553,290) 102.1%	$109,626,247

	Other Assets and Liabilities, Net (2.1%)	(2,208,940)

	Total Net Assets 100.0%	$107,417,307

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Partner All Cap Portfolio as of September 29, 2017:

Securities Lending Transactions
Common Stock	$2,108,960
Total lending	$2,108,960

Gross amount payable upon return of collateral for securities loaned	$2,162,825

Net amounts due to counterparty	$53,865

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 29, 2017, in valuing Partner All Cap Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	12,591,602	12,591,602	–	–
Consumer Staples	8,236,023	8,236,023	–	–
Energy	6,323,974	6,323,974	–	–
Financials	15,908,090	15,908,090	–	–
Health Care	14,837,351	14,837,351	–	–
Industrials	11,530,883	11,530,883	–	–
Information Technology	24,201,465	24,201,465	–	–
Materials	3,470,236	3,470,236	–	–
Real Estate	3,634,041	3,634,041	–	–
Telecommunications Services	1,967,045	1,967,045	–	–
Utilities	3,374,890	3,374,890	–	–

Subtotal Investments in Securities	$106,075,600	$106,075,600	$–	$–

Other Investments*	Total
Short-Term Investments	1,387,822
Collateral Held for Securities Loaned	2,162,825
Subtotal Other Investments	$3,550,647

Total Investments at Value	$109,626,247

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended September 29, 2017. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
233

PARTNER ALL CAP PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated portfolios.

A summary of transactions (in thousands) for the fiscal year to date, in Partner All Cap Portfolio, is as follows:

Portfolio	Value 12/31/2016	Gross Purchases	Gross Sales	Gain/ (Loss)	Unrealized Appreciation/ (Depreciation)	Shares Held at 9/29/2017	Value 9/29/2017	Income Earned 1/1/2017 - 9/29/2017
Cash Management Trust- Collateral Investment	$1,232	$17,136	$16,205	$–	$–	2,163	$2,163	$20
Core Short-Term Reserve Fund	1,339	11,605	11,556	–	–	139	1,388	11
Total Value and Income Earned	$2,571			$–	$–		$3,551	$31

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
234

LARGE CAP GROWTH PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (96.2%)	Value
Consumer Discretionary (18.8%)
104,797	Amazon.com, Inc.[a]	$100,746,596
754,843	Comcast Corporation	29,046,359
180,369	Netflix, Inc.[a]	32,709,918
13,547	Priceline Group, Inc.[a]	24,802,118
292,580	Starbucks Corporation	15,714,472
115,433	Walt Disney Company	11,378,231

	Total	214,397,694

Consumer Staples (0.8%)
148,870	Altria Group, Inc.	9,441,335

	Total	9,441,335

Energy (1.5%)
31,371	Concho Resources, Inc.[a]	4,132,188
205,676	Halliburton Company	9,467,267
28,915	Pioneer Natural Resources Company	4,266,119

	Total	17,865,574

Financials (6.8%)
463,207	Citigroup, Inc.	33,693,677
241,950	E*TRADE Financial Corporation[a]	10,551,440
91,660	Goldman Sachs Group, Inc.	21,740,835
252,423	Interactive Brokers Group, Inc.	11,369,132

	Total	77,355,084

Health Care (14.5%)
156,754	Alexion Pharmaceuticals, Inc.[a]	21,991,019
243,065	Celgene Corporation[a]	35,443,738
70,899	CIGNA Corporation	13,253,859
277,729	Hologic, Inc.[a]	10,189,877
218,654	Medtronic plc	17,004,721
195,187	UnitedHealth Group, Inc.	38,227,374
99,653	Zimmer Biomet Holdings, Inc.	11,668,370
275,925	Zoetis, Inc.	17,592,978

	Total	165,371,936

Industrials (5.4%)
233,802	CSX Corporation	12,686,097
80,943	Cummins, Inc.	13,600,852
188,659	Eaton Corporation plc	14,487,125
367,031	Southwest Airlines Company	20,546,395

	Total	61,320,469

Information Technology (48.4%)
120,753	Alliance Data Systems Corporation	26,752,827
60,317	Alphabet, Inc., Class Aa	58,731,869
36,353	Alphabet, Inc., Class Ca	34,866,526
366,907	Apple, Inc.	56,547,707
458,965	Facebook, Inc.[a]	78,423,349
372,670	MasterCard, Inc.	52,621,004
763,932	Microsoft Corporation	56,905,295
93,912	NVIDIA Corporation	16,788,648
651,110	PayPal Holdings, Inc.[a]	41,690,573
215,460	Red Hat, Inc.[a]	23,885,896
455,028	Salesforce.com, Inc.[a]	42,508,716
596,999	Visa, Inc.	62,828,175

	Total	552,550,585

	Total Common Stock (cost $751,838,231)	1,098,302,677

Shares or Principal Amount	Short-Term Investments (4.0%)[b]	Value
	Federal Home Loan Bank Discount Notes
5,000,000	1.040%, 12/22/2017[c]	$4,988,300
	Thrivent Core Short-Term Reserve Fund
4,057,753	1.340%	40,577,528

	Total Short-Term Investments (cost $45,565,539)	45,565,828

	Total Investments (cost $797,403,770) 100.2%	$1,143,868,505

	Other Assets and Liabilities, Net (0.2%)	(1,874,294)

	Total Net Assets 100.0%	$1,141,994,211

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
c	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
235

LARGE CAP GROWTH PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 29, 2017, in valuing Large Cap Growth Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	214,397,694	214,397,694	–	–
Consumer Staples	9,441,335	9,441,335	–	–
Energy	17,865,574	17,865,574	–	–
Financials	77,355,084	77,355,084	–	–
Health Care	165,371,936	165,371,936	–	–
Industrials	61,320,469	61,320,469	–	–
Information Technology	552,550,585	552,550,585	–	–
Short-Term Investments	4,988,300	–	4,988,300	–

Subtotal Investments in Securities	$1,103,290,977	$1,098,302,677	$4,988,300	$–

Other Investments*	Total
Short-Term Investments	40,577,528
Subtotal Other Investments	$40,577,528

Total Investments at Value	$1,143,868,505

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	5,087,562	5,087,562	–	–

Total Asset Derivatives	$5,087,562	$5,087,562	$–	$–

Liability Derivatives
Futures Contracts	3,542,425	3,542,425	–	–

Total Liability Derivatives	$3,542,425	$3,542,425	$–	$–

There were no significant transfers between Levels during the period ended September 29, 2017. Transfers between Levels are identified as of the end of the period.

The following table presents Large Cap Growth Portfolio’s futures contracts held as of September 29, 2017. Investments and/or cash totaling $4,988,300 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CME E-mini Russell 2000 Index	2,358	December 2017	$170,925,348	$176,012,910	$5,087,562
Total Futures Long Contracts					$5,087,562
CME E-mini NASDAQ 100 Index	(1,456)	December 2017	($170,667,975)	($174,210,400)	($3,542,425)
Total Futures Short Contracts					($3,542,425)
Total Futures Contracts					$1,545,137

Reference Description:

CME	-	Chicago Mercantile Exchange

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
236

LARGE CAP GROWTH PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Short-Term Reserve Fund is established for the sole use of affiliated portfolios. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending for the Portfolio. Thrivent Cash Management Trust is established for the sole use of affiliated portfolios.

A summary of transactions (in thousands) for the fiscal year to date, in Large Cap Growth Portfolio, is as follows:

Portfolio	Value 12/31/2016	Gross Purchases	Gross Sales	Gain/ (Loss)	Unrealized Appreciation/ (Depreciation)	Shares Held at 9/29/2017	Value 9/29/2017	Income Earned 1/1/2017 - 9/29/2017
Cash Management Trust- Collateral Investment	$–	$10,275	$10,275	$–	$–	–	$–	$–
Core Short-Term Reserve Fund	39,355	199,952	198,729	–	–	4,058	40,578	330
Total Value and Income Earned	$39,355			$–	$–		$40,578	$330

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
237

PARTNER GROWTH STOCK PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (97.5%)	Value
Consumer Discretionary (15.1%)
13,800	Altice USA, Inc.[a]	$376,878
9,100	Amazon.com, Inc.[a]	8,748,285
1,250	AutoZone, Inc.[a]	743,888
6,900	Delphi Automotive plc	678,960
6,400	Dollar General Corporation	518,720
14,076	Ferrari NV	1,555,116
166	Flipkart, Ltd.*,[a,b]	14,627
3,300	Home Depot, Inc.	539,748
6,338	Marriott International, Inc.	698,828
8,570	MGM Resorts International	279,296
5,400	Netflix, Inc.[a]	979,290
2,870	Priceline Group, Inc.[a]	5,254,453
15,178	Restaurant Brands International, Inc.	969,571
5,024	Tesla, Inc.[a,c]	1,713,686
21,100	Yum! Brands, Inc.	1,553,171

	Total	24,624,517

Consumer Staples (2.8%)
18,915	British American Tobacco plc	1,184,148
750	Danone SA	58,907
10,700	Kraft Heinz Company	829,785
22,287	Philip Morris International, Inc.	2,474,080

	Total	4,546,920

Financials (6.4%)
4,635	Chubb, Ltd.	660,719
10,756	First Republic Bank	1,123,572
26,700	Intercontinental Exchange, Inc.	1,834,290
17,800	J.P. Morgan Chase & Company	1,700,078
52,100	Morgan Stanley	2,509,657
9,700	State Street Corporation	926,738
35,471	TD Ameritrade Holding Corporation	1,730,985

	Total	10,486,039

Health Care (17.1%)
7,025	Aetna, Inc.	1,117,045
15,487	Alexion Pharmaceuticals, Inc.[a]	2,172,671
7,000	Anthem, Inc.	1,329,160
11,620	Becton, Dickinson and Company	2,276,939
6,465	Biogen, Inc.[a]	2,024,321
6,200	Celgene Corporation[a]	904,084
6,918	Centene Corporation[a]	669,455
8,704	CIGNA Corporation	1,627,126
9,500	Danaher Corporation	814,910
15,800	HCA Holdings, Inc.[a]	1,257,522
4,397	Humana, Inc.	1,071,241
2,440	Intuitive Surgical, Inc.[a]	2,551,947
19,500	Merck & Company, Inc.	1,248,585
16,500	Stryker Corporation	2,343,330
16,900	UnitedHealth Group, Inc.	3,309,865
16,146	Vertex Pharmaceuticals, Inc.[a]	2,454,838
12,400	Zoetis, Inc.	790,624

	Total	27,963,663

Industrials (11.2%)
8,693	Acuity Brands, Inc.	1,488,937
51,300	American Airlines Group, Inc.	2,436,237
15,665	Boeing Company	3,982,200
11,673	Equifax, Inc.	1,237,221
15,042	Fortive Corporation	1,064,823
14,421	Fortune Brands Home and Security, Inc.	969,524
12,800	Honeywell International, Inc.	1,814,272
9,900	Illinois Tool Works, Inc.	1,464,804
6,601	Roper Industries, Inc.	1,606,684
21,769	TransUnion[a]	1,028,803

Shares	Common Stock (97.5%)	Value
Industrials (11.2%) - continued
11,398	United Continental Holdings, Inc.[a]	$693,910
6,808	Wabtec Corporation[c]	515,706

	Total	18,303,121

Information Technology (40.1%)
27,546	Alibaba Group Holding, Ltd. ADR[a]	4,757,470
4,200	Alphabet, Inc., Class Aa	4,089,624
4,240	Alphabet, Inc., Class Ca	4,066,627
62,186	Apple, Inc.	9,584,106
2,480	ASML Holding NV GDR	424,576
13,800	Electronic Arts, Inc.[a]	1,629,228
38,453	Facebook, Inc.[a]	6,570,464
16,900	Fidelity National Information Services, Inc.	1,578,291
10,073	Fiserv, Inc.[a]	1,299,014
14,200	Intuit, Inc.	2,018,388
20,900	MasterCard, Inc.	2,951,080
85,900	Microsoft Corporation	6,398,691
2,300	NVIDIA Corporation	411,171
69,800	PayPal Holdings, Inc.[a]	4,469,294
21,700	Salesforce.com, Inc.[a]	2,027,214
11,098	ServiceNow, Inc.[a]	1,304,348
60,700	Symantec Corporation	1,991,567
39,300	Tencent Holdings, Ltd.	1,718,223
14,800	Vantiv, Inc.[a]	1,042,956
42,000	Visa, Inc.	4,420,080
7,854	Workday, Inc.[a]	827,733
26,070	Xilinx, Inc.	1,846,538

	Total	65,426,683

Real Estate (3.1%)
12,800	American Tower Corporation	1,749,504
27,000	Crown Castle International Corporation	2,699,460
1,442	Equinix, Inc.	643,565

	Total	5,092,529

Telecommunications Services (0.6%)
16,000	T-Mobile US, Inc.[a]	986,560

	Total	986,560

Utilities (1.1%)
5,429	American Water Works Company, Inc.	439,260
9,000	NextEra Energy, Inc.	1,318,950

	Total	1,758,210

	Total Common Stock (cost $97,870,110)	159,188,242

Principal Amount	Long-Term Fixed Income (0.7%)	Value
Consumer Cyclical (0.7%)
	Caesars Entertainment Operating Company, Inc.
$35,000	10.750%, 2/1/2016[d]	53,900
1,038,000	10.000%, 12/15/2018	1,069,140

	Total	1,123,040

	Total Long-Term Fixed Income (cost $1,076,279)	1,123,040

Shares	Preferred Stock (0.4%)	Value
Consumer Discretionary (0.4%)
2,943	Airbnb, Inc., Convertible*,a,b	330,205
7,282	Dropbox, Inc., Class A*,a,b	68,451

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
238

PARTNER GROWTH STOCK PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Preferred Stock (0.4%)	Value
Consumer Discretionary (0.4%) - continued
58	Flipkart, Ltd. Series A Preference Shares*,a,b	$5,111
100	Flipkart, Ltd. Series C Preference Shares*,a,b	8,811
187	Flipkart, Ltd. Series E Preference Shares*,a,b	16,477
843	Flipkart, Ltd. Series G Preference Shares*,a,b	100,958
760	Flipkart, Ltd. Series H Preference Shares*,a,b	108,102

	Total	638,115

	Total Preferred Stock (cost $507,303)	638,115

Shares	Collateral Held for Securities Loaned (1.4%)	Value
2,220,750	Thrivent Cash Management Trust	2,220,750

	Total Collateral Held for Securities Loaned (cost $2,220,750)	2,220,750

Shares or Principal Amount	Short-Term Investments (1.5%)[e]	Value
	Thrivent Core Short-Term Reserve Fund
246,057	1.340%	2,460,571

	Total Short-Term Investments (cost $2,460,571)	2,460,571

	Total Investments (cost $104,135,013) 101.5%	$165,630,718

	Other Assets and Liabilities, Net (1.5%)	(2,406,407)

	Total Net Assets 100.0%	$163,224,311

a	Non-income producing security.
b

Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the Notes to Financial Statements.

c	All or a portion of the security is on loan.
d	Defaulted security. Interest is not being accrued.
e	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Partner Growth Stock Portfolio as of September 29, 2017 was $652,742 or 0.4% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of September 29, 2017.

Security	Acquisition Date	Cost
Airbnb, Inc., Convertible	4/16/2014	$119,818
Dropbox, Inc., Class A	11/7/2014	139,095
Flipkart, Ltd.	3/19/2015	18,924
Flipkart, Ltd. Series A Preference Shares	3/19/2015	6,612
Flipkart, Ltd. Series C Preference Shares	3/19/2015	11,400

Security	Acquisition Date	Cost
Flipkart, Ltd. Series E Preference Shares	3/19/2015	$21,318
Flipkart, Ltd. Series G Preference Shares	12/17/2014	100,958
Flipkart, Ltd. Series H Preference Shares	4/17/2015	108,102

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Partner Growth Stock Portfolio as of September 29, 2017:

Securities Lending Transactions
Common Stock	$2,182,725

Total lending	$2,182,725
Gross amount payable upon return of collateral for securities loaned	$2,220,750

Net amounts due to counterparty	$38,025

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
239

PARTNER GROWTH STOCK PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 29, 2017, in valuing Partner Growth Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	24,624,517	24,609,890	–	14,627
Consumer Staples	4,546,920	3,303,865	1,243,055	–
Financials	10,486,039	10,486,039	–	–
Health Care	27,963,663	27,963,663	–	–
Industrials	18,303,121	18,303,121	–	–
Information Technology	65,426,683	63,708,460	1,718,223	–
Real Estate	5,092,529	5,092,529	–	–
Telecommunications Services	986,560	986,560	–	–
Utilities	1,758,210	1,758,210	–	–
Long-Term Fixed Income Consumer Cyclical	1,123,040	–	1,123,040	–
Preferred Stock
Consumer Discretionary	638,115	–	–	638,115

Subtotal Investments in Securities	$160,949,397	$156,212,337	$4,084,318	$652,742

Other Investments*	Total

Short-Term Investments	2,460,571
Collateral Held for Securities Loaned	2,220,750

Subtotal Other Investments	$4,681,321

Total Investments at Value	$165,630,718

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended September 29, 2017. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated portfolios.

A summary of transactions (in thousands) for the fiscal year to date, in Partner Growth Stock Portfolio, is as follows:

Portfolio	Value 12/31/2016	Gross Purchases	Gross Sales	Gain/ (Loss)	Unrealized Appreciation/ (Depreciation)	Shares Held at 9/29/2017	Value 9/29/2017	Income Earned 1/1/2017 - 9/29/2017
Cash Management Trust- Collateral Investment	$3,546	$27,731	$29,056	$–	$–	2,221	$2,221	$55
Core Short-Term Reserve Fund	1,164	28,743	27,446	–	–	246	2,461	24
Total Value and Income Earned	$4,710			$–	$–		$4,682	$79

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
240

LARGE CAP VALUE PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (97.2%)	Value
Consumer Discretionary (8.7%)
1,181,100	Comcast Corporation	$45,448,728
106,990	Delphi Automotive plc	10,527,816
543,348	Harley-Davidson, Inc.[a]	26,194,807
427,700	Lowe’s Companies, Inc.	34,190,338
159,560	Scripps Networks Interactive, Inc.	13,704,608

	Total	130,066,297

Consumer Staples (4.2%)
409,170	CVS Health Corporation	33,273,704
86,800	Kimberly-Clark Corporation	10,214,624
248,921	Wal-Mart Stores, Inc.	19,450,687

	Total	62,939,015

Energy (10.0%)
213,250	Anadarko Petroleum Corporation	10,417,262
421,025	Chevron Corporation	49,470,437
387,500	Devon Energy Corporation	14,225,125
188,119	EQT Corporation[a]	12,272,884
279,900	Halliburton Company	12,883,797
1,944,301	Marathon Oil Corporation	26,364,722
75,600	Pioneer Natural Resources Company	11,154,024
2,515,350	Weatherford International plc[b]	11,520,303

	Total	148,308,554

Financials (27.4%)
201,150	American International Group, Inc.	12,348,598
2,357,690	Bank of America Corporation	59,743,865
485,950	Blackstone Group, LP	16,216,152
163,600	Capital One Financial Corporation	13,850,376
112,730	Chubb, Ltd.	16,069,662
938,900	Citigroup, Inc.	68,295,586
335,450	Comerica, Inc.	25,581,417
1,098,430	Fifth Third Bancorp	30,734,071
141,250	Goldman Sachs Group, Inc.	33,503,087
220,450	Intercontinental Exchange, Inc.	15,144,915
554,710	Invesco, Ltd.	19,437,038
687,120	MetLife, Inc.	35,695,884
212,470	State Street Corporation	20,299,384
827,650	Synchrony Financial	25,698,533
315,580	Zions Bancorporation	14,889,064

	Total	407,507,632

Health Care (11.4%)
87,850	Biogen, Inc.[b]	27,507,592
236,737	Express Scripts Holding Company[b]	14,990,187
336,450	GlaxoSmithKline plc ADR	13,659,870
263,640	Medtronic plc	20,503,283
684,550	Merck & Company, Inc.	43,831,737
601,950	Pfizer, Inc.	21,489,615
143,397	UnitedHealth Group, Inc.	28,084,302

	Total	170,066,586

Industrials (10.3%)
90,150	Boeing Company	22,917,031
353,300	CSX Corporation	19,170,058
248,400	Delta Air Lines, Inc.	11,977,848
176,603	Honeywell International, Inc.	25,031,709
187,200	Ingersoll-Rand plc	16,692,624
147,900	Norfolk Southern Corporation	19,558,296
231,850	United Parcel Service, Inc.	27,842,867
86,100	United Technologies Corporation	9,994,488

	Total	153,184,921

Information Technology (16.2%)
22,400	Alphabet, Inc., Class Cb	21,484,064
215,300	Apple, Inc.	33,182,036

Shares	Common Stock (97.2%)	Value
Information Technology (16.2%) - continued
1,818,340	Cisco Systems, Inc.	$61,150,774
801,610	Microsoft Corporation	59,711,929
757,500	Oracle Corporation	36,625,125
323,940	Texas Instruments, Inc.	29,037,982

	Total	241,191,910

Materials (3.6%)
301,500	CF Industries Holdings, Inc.	10,600,740
215,021	Eastman Chemical Company	19,457,250
407,450	Westrock Company	23,114,639

	Total	53,172,629

Telecommunications Services (2.5%)
753,964	Verizon Communications, Inc.	37,313,678

	Total	37,313,678

Utilities (2.9%)
633,930	PG&E Corporation	43,164,294

	Total	43,164,294

	Total Common Stock (cost $1,013,037,824)	1,446,915,516

Shares	Collateral Held for Securities Loaned (2.4%)	Value
36,631,550	Thrivent Cash Management Trust	36,631,550

	Total Collateral Held for Securities Loaned (cost $36,631,550)	36,631,550

Shares or Principal Amount	Short-Term Investments (2.8%)[c]	Value
	Thrivent Core Short-Term Reserve Fund
4,136,683	1.340%	41,366,829

	Total Short-Term Investments (cost $41,366,829)	41,366,829

	Total Investments (cost $1,091,036,203) 102.4%	$1,524,913,895

	Other Assets and Liabilities, Net (2.4%)	(35,824,126)

	Total Net Assets 100.0%	$1,489,089,769

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Value Portfolio as of September 29, 2017:

Securities Lending Transactions
Common Stock	$35,397,230

Total lending	$35,397,230
Gross amount payable upon return of collateral for securities loaned	$36,631,550

Net amounts due to counterparty	$1,234,320

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
241

LARGE CAP VALUE PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 29, 2017, in valuing Large Cap Value Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	130,066,297	130,066,297	–	–
Consumer Staples	62,939,015	62,939,015	–	–
Energy	148,308,554	148,308,554	–	–
Financials	407,507,632	407,507,632	–	–
Health Care	170,066,586	170,066,586	–	–
Industrials	153,184,921	153,184,921	–	–
Information Technology	241,191,910	241,191,910	–	–
Materials	53,172,629	53,172,629	–	–
Telecommunications Services	37,313,678	37,313,678	–	–
Utilities	43,164,294	43,164,294	–	–

Subtotal Investments in Securities	$1,446,915,516	$1,446,915,516	$–	$–

Other Investments*	Total
Short-Term Investments	41,366,829
Collateral Held for Securities Loaned	36,631,550

Subtotal Other Investments	$77,998,379

Total Investments at Value	$1,524,913,895

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended September 29, 2017. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated portfolios.

A summary of transactions (in thousands) for the fiscal year to date, in Large Cap Value Portfolio, is as follows:

Portfolio	Value 12/31/2016	Gross Purchases	Gross Sales	Gain/ (Loss)	Unrealized Appreciation/ (Depreciation)	Shares Held at 9/29/2017	Value 9/29/2017	Income Earned 1/1/2017 - 9/29/2017
Cash Management Trust- Collateral Investment	$–	$133,420	$96,788	$–	$–	36,632	$36,632	$13
Core Short-Term Reserve Fund	40,764	73,238	72,635	–	–	4,137	41,367	297
Total Value and Income Earned	$40,764			$–	$–		$77,999	$310

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
242

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (98.0%)	Value
Consumer Discretionary (11.8%)
2,920	Advance Auto Parts, Inc.	$289,664
15,840	Amazon.com, Inc.[a]	15,227,784
1,110	AutoZone, Inc.[a]	660,572
10,475	Best Buy Company, Inc.	596,656
7,870	BorgWarner, Inc.	403,180
7,210	CarMax, Inc.[a]	546,590
16,120	Carnival Corporation	1,040,868
14,462	CBS Corporation	838,796
7,970	Charter Communications, Inc.[a]	2,896,457
1,010	Chipotle Mexican Grill, Inc.[a]	310,908
11,280	Coach, Inc.	454,358
186,630	Comcast Corporation	7,181,522
13,520	D.R. Horton, Inc.	539,854
4,970	Darden Restaurants, Inc.	391,537
10,610	Delphi Automotive plc	1,044,024
6,100	Discovery Communications, Inc., Class Aa	129,869
8,070	Discovery Communications, Inc., Class Ca	163,498
9,060	DISH Network Corporation[a]	491,324
10,320	Dollar General Corporation	836,436
9,418	Dollar Tree, Inc.[a]	817,671
4,850	Expedia, Inc.	698,109
5,190	Foot Locker, Inc.	182,792
155,181	Ford Motor Company	1,857,517
8,722	Gap, Inc.	257,561
4,400	Garmin, Ltd.	237,468
51,938	General Motors Company	2,097,256
5,800	Genuine Parts Company	554,770
10,010	Goodyear Tire & Rubber Company	332,832
8,310	H&R Block, Inc.	220,049
14,520	Hanesbrands, Inc.	357,773
6,740	Harley-Davidson, Inc.[b]	324,935
4,520	Hasbro, Inc.	441,468
8,100	Hilton Worldwide Holdings, Inc.	562,545
46,610	Home Depot, Inc.	7,623,532
15,647	Interpublic Group of Companies, Inc.	325,301
6,690	Kohl’s Corporation	305,398
9,854	L Brands, Inc.	410,025
5,250	Leggett & Platt, Inc.	250,583
8,050	Lennar Corporation	425,040
12,250	LKQ Corporation[a]	440,878
33,330	Lowe’s Companies, Inc.	2,664,400
12,068	Macy’s, Inc.	263,324
12,366	Marriott International, Inc.	1,363,475
13,670	Mattel, Inc.	211,612
32,160	McDonald’s Corporation	5,038,829
20,500	MGM Resorts International	668,095
6,050	Michael Kors Holdings, Ltd.[a]	289,493
2,500	Mohawk Industries, Inc.[a]	618,775
17,140	Netflix, Inc.[a]	3,108,339
19,463	Newell Brands, Inc.	830,486
15,215	News Corporation, Class A	201,751
4,840	News Corporation, Class B	66,066
52,090	NIKE, Inc.	2,700,866
4,620	Nordstrom, Inc.	217,833
9,150	Omnicom Group, Inc.	677,740
3,470	O’Reilly Automotive, Inc.[a]	747,334
1,950	Priceline Group, Inc.[a]	3,570,099
11,012	PulteGroup, Inc.	300,958
3,070	PVH Corporation	387,004
2,190	Ralph Lauren Corporation	193,355
15,480	Ross Stores, Inc.	999,544
6,820	Royal Caribbean Cruises, Ltd.	808,443
3,800	Scripps Networks Interactive, Inc.	326,382
3,260	Sherwin-Williams Company	1,167,210

Shares	Common Stock (98.0%)	Value
Consumer Discretionary (11.8%) - continued
2,420	Signet Jewelers, Ltd.	$161,051
2,280	Snap-On, Inc.	339,743
57,340	Starbucks Corporation	3,079,731
21,590	Target Corporation	1,274,026
4,050	Tiffany & Company	371,709
30,810	Time Warner, Inc.	3,156,484
25,260	TJX Companies, Inc.	1,862,420
5,030	Tractor Supply Company	318,349
4,320	TripAdvisor, Inc.[a]	175,090
17,490	Twenty-First Century Fox, Inc., Class B	451,067
41,940	Twenty-First Century Fox, Inc., Class A	1,106,377
2,310	Ulta Beauty, Inc.[a]	522,199
7,400	Under Armour, Inc., Class Aa,b	121,952
7,458	Under Armour, Inc., Class Ca,b	112,019
12,960	VF Corporation	823,867
13,982	Viacom, Inc.	389,259
61,367	Walt Disney Company	6,048,945
2,897	Whirlpool Corporation	534,323
4,082	Wyndham Worldwide Corporation	430,284
3,170	Wynn Resorts, Ltd.	472,076
13,650	Yum! Brands, Inc.	1,004,777

	Total	102,944,561

Consumer Staples (8.1%)
76,000	Altria Group, Inc.	4,819,920
22,338	Archer-Daniels-Midland Company	949,588
7,754	Brown-Forman Corporation	421,042
7,700	Campbell Soup Company	360,514
9,900	Church & Dwight Company, Inc.	479,655
5,110	Clorox Company	674,060
152,380	Coca-Cola Company	6,858,624
34,940	Colgate-Palmolive Company	2,545,379
16,460	Conagra Brands, Inc.	555,361
6,820	Constellation Brands, Inc.	1,360,249
17,380	Costco Wholesale Corporation	2,855,360
18,710	Coty, Inc.	309,276
40,224	CVS Health Corporation	3,271,016
7,220	Dr Pepper Snapple Group, Inc.	638,753
8,880	Estee Lauder Companies, Inc.	957,619
22,810	General Mills, Inc.	1,180,646
5,600	Hershey Company	611,352
10,660	Hormel Foods Corporation	342,612
4,501	J.M. Smucker Company	472,290
9,850	Kellogg Company	614,345
14,012	Kimberly-Clark Corporation	1,648,932
23,647	Kraft Heinz Company	1,833,825
35,520	Kroger Company	712,531
4,710	McCormick & Company, Inc.	483,434
7,310	Molson Coors Brewing Company	596,788
59,882	Mondelez International, Inc.	2,434,802
16,420	Monster Beverage Corporation[a]	907,205
56,690	PepsiCo, Inc.	6,316,967
61,580	Philip Morris International, Inc.	6,835,996
101,038	Procter & Gamble Company	9,192,437
5,450	Safeway, Inc. (Casa Ley SA de CV) Contingent Value Rights[a,c]	4,978
5,450	Safeway, Inc. (Property Development Centers, LLC) Contingent Value Rights[a,c]	1
19,240	Sysco Corporation	1,037,998
11,420	Tyson Foods, Inc.	804,539
36,490	Walgreens Boots Alliance, Inc.	2,817,758

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
243

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Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (98.0%)	Value
Consumer Staples (8.1%) - continued
57,950	Wal-Mart Stores, Inc.	$4,528,213

	Total	70,434,065

Energy (6.0%)
22,172	Anadarko Petroleum Corporation	1,083,102
5,710	Andeavor	588,987
15,120	Apache Corporation	692,496
16,953	Baker Hughes, Inc.	620,819
18,380	Cabot Oil & Gas Corporation	491,665
36,120	Chesapeake Energy Corporationa,[b]	155,316
74,986	Chevron Corporation	8,810,855
3,770	Cimarex Energy Company	428,536
5,870	Concho Resources, Inc.[a]	773,196
48,099	ConocoPhillips	2,407,355
20,820	Devon Energy Corporation	764,302
22,870	EOG Resources, Inc.	2,212,444
6,890	EQT Corporation	449,504
167,710	Exxon Mobil Corporation	13,748,866
34,510	Halliburton Company	1,588,495
4,310	Helmerich & Payne, Inc.[b]	224,594
10,700	Hess Corporation	501,723
76,220	Kinder Morgan, Inc.	1,461,900
33,738	Marathon Oil Corporation	457,487
20,088	Marathon Petroleum Corporation	1,126,535
15,050	National Oilwell Varco, Inc.	537,737
7,880	Newfield Exploration Company[a]	233,800
19,220	Noble Energy, Inc.	545,079
30,220	Occidental Petroleum Corporation	1,940,426
15,090	ONEOK, Inc.	836,137
17,004	Phillips 66	1,557,736
6,730	Pioneer Natural Resources Company	992,944
8,970	Range Resources Corporation	175,543
55,059	Schlumberger, Ltd.	3,840,916
17,430	TechnipFMC plc[a]	486,646
17,440	Valero Energy Corporation	1,341,659
32,740	Williams Companies, Inc.	982,527

	Total	52,059,327

Financials (14.3%)
2,220	Affiliated Managers Group, Inc.	421,423
15,650	Aflac, Inc.	1,273,753
14,322	Allstate Corporation	1,316,335
29,060	American Express Company	2,628,768
35,807	American International Group, Inc.	2,198,192
5,950	Ameriprise Financial, Inc.	883,634
10,095	Aon plc	1,474,879
7,150	Arthur J. Gallagher & Company	440,082
2,140	Assurant, Inc.	204,413
389,570	Bank of America Corporation	9,871,704
40,932	Bank of New York Mellon Corporation	2,170,215
31,950	BB&T Corporation	1,499,733
76,249	Berkshire Hathaway, Inc.[a]	13,977,967
4,920	BlackRock, Inc.	2,199,683
3,835	Brighthouse Financial, Inc.[a]	233,168
19,193	Capital One Financial Corporation	1,624,879
4,470	CBOE Holdings, Inc.	481,106
47,155	Charles Schwab Corporation	2,062,560
18,388	Chubb, Ltd.	2,621,209
5,918	Cincinnati Financial Corporation	453,141
107,803	Citigroup, Inc.	7,841,590
19,810	Citizens Financial Group, Inc.	750,205
13,470	CME Group, Inc.	1,827,610
6,950	Comerica, Inc.	530,007
14,755	Discover Financial Services	951,402
10,900	E*TRADE Financial Corporation[a]	475,349
1,630	Everest Re Group, Ltd.	372,276

Shares	Common Stock (98.0%)	Value
Financials (14.3%) - continued
29,134	Fifth Third Bancorp	$815,169
13,060	Franklin Resources, Inc.	581,301
14,240	Goldman Sachs Group, Inc.	3,377,586
14,470	Hartford Financial Services Group, Inc.	802,072
43,001	Huntington Bancshares, Inc.	600,294
23,350	Intercontinental Exchange, Inc.	1,604,145
16,140	Invesco, Ltd.	565,546
139,468	J.P. Morgan Chase & Company	13,320,589
43,030	KeyCorp	809,825
12,531	Leucadia National Corporation	316,408
8,784	Lincoln National Corporation	645,448
10,940	Loews Corporation	523,588
6,006	M&T Bank Corporation	967,206
20,340	Marsh & McLennan Companies, Inc.	1,704,695
42,032	MetLife, Inc.	2,183,562
6,590	Moody’s Corporation	917,394
55,810	Morgan Stanley	2,688,368
4,630	Nasdaq, Inc.	359,149
10,910	Navient Corporation	163,868
8,520	Northern Trust Corporation	783,244
13,640	People’s United Financial, Inc.	247,430
18,954	PNC Financial Services Group, Inc.	2,554,431
10,640	Principal Financial Group, Inc.	684,578
23,100	Progressive Corporation	1,118,502
16,870	Prudential Financial, Inc.	1,793,618
5,070	Raymond James Financial, Inc.	427,553
47,267	Regions Financial Corporation	719,876
10,200	S&P Global, Inc.	1,594,362
14,820	State Street Corporation	1,415,903
19,000	SunTrust Banks, Inc.	1,135,630
29,580	Synchrony Financial	918,459
9,528	T. Rowe Price Group, Inc.	863,713
4,290	Torchmark Corporation	343,586
10,921	Travelers Companies, Inc.	1,338,041
62,865	U.S. Bancorp	3,368,935
8,944	Unum Group	457,307
176,530	Wells Fargo & Company	9,735,629
5,327	Willis Towers Watson plc	821,583
10,190	XL Group, Ltd.	401,996
7,990	Zions Bancorporation	376,968

	Total	124,832,840

Health Care (14.1%)
68,749	Abbott Laboratories	3,668,447
63,250	AbbVie, Inc.	5,620,395
13,149	Aetna, Inc.	2,090,822
8,830	Alexion Pharmaceuticals, Inc.[a]	1,238,761
2,870	Align Technology, Inc.[a]	534,595
13,202	Allergan plc	2,705,750
6,440	AmerisourceBergen Corporation	532,910
28,790	Amgen, Inc.	5,367,895
10,430	Anthem, Inc.	1,980,448
19,880	Baxter International, Inc.	1,247,470
9,025	Becton, Dickinson and Company	1,768,449
8,390	Biogen, Inc.[a]	2,627,077
54,420	Boston Scientific Corporation[a]	1,587,431
64,708	Bristol-Myers Squibb Company	4,124,488
2,880	C.R. Bard, Inc.	923,040
12,565	Cardinal Health, Inc.	840,850
30,970	Celgene Corporation[a]	4,516,045
6,870	Centene Corporation[a]	664,810
12,550	Cerner Corporation[a]	895,066
9,960	CIGNA Corporation	1,861,922
1,940	Cooper Companies, Inc.	459,993
24,180	Danaher Corporation	2,074,160

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
244

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (98.0%)	Value
Health Care (14.1%) - continued
6,080	DaVita, Inc.[a]	$361,091
9,110	Dentsply Sirona, Inc.	544,869
8,370	Edwards Lifesciences Corporation[a]	914,925
38,260	Eli Lilly and Company	3,272,760
4,790	Envision Healthcare Corporation[a]	215,311
22,865	Express Scripts Holding Company[a]	1,447,812
51,710	Gilead Sciences, Inc.	4,189,544
11,510	HCA Holdings, Inc.[a]	916,081
6,350	Henry Schein, Inc.[a]	520,637
11,120	Hologic, Inc.[a]	407,993
5,730	Humana, Inc.	1,396,000
3,450	IDEXX Laboratories, Inc.[a]	536,440
5,780	Illumina, Inc.[a]	1,151,376
6,790	Incyte Corporation[a]	792,665
1,470	Intuitive Surgical, Inc.[a]	1,537,444
105,610	Johnson & Johnson	13,730,356
4,040	Laboratory Corporation of America Holdings[a]	609,919
8,352	McKesson Corporation	1,282,951
53,569	Medtronic plc	4,166,061
108,233	Merck & Company, Inc.	6,930,159
1,020	Mettler-Toledo International, Inc.[a]	638,683
21,330	Mylan NVa	669,122
3,260	Patterson Companies, Inc.	125,999
4,350	PerkinElmer, Inc.	300,020
5,270	Perrigo Company plc	446,106
235,850	Pfizer, Inc.	8,419,845
5,430	Quest Diagnostics, Inc.	508,465
6,010	Quintiles IMS Holdings, Inc.[a]	571,371
3,020	Regeneron Pharmaceuticals, Inc.[a]	1,350,302
5,630	ResMed, Inc.	433,285
12,770	Stryker Corporation	1,813,595
15,840	Thermo Fisher Scientific, Inc.	2,996,928
38,310	UnitedHealth Group, Inc.	7,503,014
3,530	Universal Health Services, Inc.	391,618
3,650	Varian Medical Systems, Inc.[a]	365,219
9,990	Vertex Pharmaceuticals, Inc.[a]	1,518,880
3,160	Waters Corporationa	567,283
7,990	Zimmer Biomet Holdings, Inc.	935,549
19,450	Zoetis, Inc.	1,240,132

	Total	123,050,634

Industrials (10.0%)
23,640	3M Company	4,962,036
5,810	A.O. Smith Corporation	345,288
1,690	Acuity Brands, Inc.	289,463
4,890	Alaska Air Group, Inc.	372,960
3,781	Allegion plc	326,943
17,150	American Airlines Group, Inc.	814,453
9,120	AMETEK, Inc.	602,285
15,371	Arconic, Inc.	382,430
22,060	Boeing Company	5,607,873
5,540	C.H. Robinson Worldwide, Inc.	421,594
23,410	Caterpillar, Inc.	2,919,461
3,390	Cintas Corporation	489,109
36,120	CSX Corporation	1,959,871
6,240	Cummins, Inc.	1,048,507
12,660	Deere & Company	1,589,969
26,350	Delta Air Lines, Inc.	1,270,597
6,170	Dover Corporation	563,876
17,624	Eaton Corporation plc	1,353,347
25,340	Emerson Electric Company	1,592,366
4,820	Equifax, Inc.	510,872
7,160	Expeditors International of Washington, Inc.	428,598
11,400	Fastenal Company	519,612

Shares	Common Stock (98.0%)	Value
Industrials (10.0%) - continued
9,740	FedEx Corporation	$2,197,149
5,180	Flowserve Corporation	220,616
5,550	Fluor Corporation	233,655
12,055	Fortive Corporation	853,373
6,110	Fortune Brands Home and Security, Inc.	410,775
11,030	General Dynamics Corporation	2,267,547
343,197	General Electric Company	8,298,503
30,185	Honeywell International, Inc.	4,278,422
14,490	IHS Markit, Ltd.[a]	638,719
12,280	Illinois Tool Works, Inc.	1,816,949
10,060	Ingersoll-Rand plc	897,050
4,780	Jacobs Engineering Group, Inc.	278,531
3,370	JB Hunt Transport Services, Inc.	374,340
36,995	Johnson Controls International plc	1,490,529
4,180	Kansas City Southern	454,282
3,100	L3 Technologies, Inc.	584,133
9,930	Lockheed Martin Corporation	3,081,180
12,590	Masco Corporation	491,136
13,310	Nielsen Holdings plc	551,699
11,390	Norfolk Southern Corporation	1,506,214
6,898	Northrop Grumman Corporation	1,984,693
13,887	PACCAR, Inc.	1,004,586
5,285	Parker Hannifin Corporation	924,981
6,509	Pentair, Ltd.	442,352
6,010	Quanta Services, Inc.[a]	224,594
11,520	Raytheon Company	2,149,402
9,090	Republic Services, Inc.	600,485
5,020	Robert Half International, Inc.	252,707
5,070	Rockwell Automation, Inc.	903,525
6,437	Rockwell Collins, Inc.	841,380
4,060	Roper Industries, Inc.	988,204
21,830	Southwest Airlines Company	1,222,043
6,060	Stanley Black & Decker, Inc.	914,878
3,390	Stericycle, Inc.[a]	242,792
10,490	Textron, Inc.	565,201
1,910	TransDigm Group, Inc.	488,291
31,630	Union Pacific Corporation	3,668,131
10,270	United Continental Holdings, Inc.[a]	625,238
27,220	United Parcel Service, Inc.	3,268,850
3,340	United Rentals, Inc.[a]	463,392
29,460	United Technologies Corporation	3,419,717
6,150	Verisk Analytics, Inc.[a]	511,618
2,080	W.W. Grainger, Inc.	373,880
16,069	Waste Management, Inc.	1,257,721
7,120	Xylem, Inc.	445,926

	Total	87,080,899

Information Technology (22.8%)
24,530	Accenture plc	3,313,267
30,090	Activision Blizzard, Inc.	1,941,106
19,510	Adobe Systems, Inc.[a]	2,910,502
32,000	Advanced Micro Devices, Inc.[a]	408,000
12,715	Agilent Technologies, Inc.	816,303
6,780	Akamai Technologies, Inc.[a]	330,322
1,910	Alliance Data Systems Corporation	423,161
11,800	Alphabet, Inc., Class Aa	11,489,896
11,949	Alphabet, Inc., Class Ca	11,460,405
12,100	Amphenol Corporation	1,024,144
14,528	Analog Devices, Inc.	1,251,878
3,350	ANSYS, Inc.[a]	411,145
204,530	Apple, Inc.	31,522,164
42,540	Applied Materials, Inc.	2,215,909
8,700	Autodesk, Inc.[a]	976,662
17,630	Automatic Data Processing, Inc.	1,927,312
16,123	Broadcom, Ltd.	3,910,472

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
245

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (98.0%)	Value
Information Technology (22.8%) - continued
12,532	CA, Inc.	$418,318
11,140	Cadence Design Systems, Inc.[a]	439,696
198,270	Cisco Systems, Inc.	6,667,820
5,710	Citrix Systems, Inc.[a]	438,642
23,380	Cognizant Technology Solutions Corporation	1,695,985
6,480	Computer Sciences Government Services, Inc.	209,110
35,720	Corning, Inc.	1,068,742
11,282	DXC Technology Company	968,898
39,490	eBay, Inc.[a]	1,518,785
12,270	Electronic Arts, Inc.[a]	1,448,596
2,530	F5 Networks, Inc.[a]	305,017
94,070	Facebook, Inc.[a]	16,073,741
13,140	Fidelity National Information Services, Inc.	1,227,145
8,330	Fiserv, Inc.[a]	1,074,237
5,410	FLIR Systems, Inc.	210,503
3,590	Gartner, Inc.[a]	446,632
6,030	Global Payments, Inc.	573,031
4,750	Harris Corporation	625,480
65,056	Hewlett Packard Enterprise Company	956,974
66,126	HP, Inc.	1,319,875
185,900	Intel Corporation	7,079,072
34,410	International Business Machines Corporation	4,992,203
9,660	Intuit, Inc.	1,373,072
15,060	Juniper Networks, Inc.	419,120
6,260	KLA-Tencor Corporation	663,560
6,480	Lam Research Corporation	1,199,059
36,970	MasterCard, Inc.	5,220,164
9,230	Microchip Technology, Inc.	828,669
44,150	Micron Technology, Inc.[a]	1,736,419
305,260	Microsoft Corporation	22,738,817
6,465	Motorola Solutions, Inc.	548,685
10,670	NetApp, Inc.	466,919
23,620	NVIDIA Corporation	4,222,547
120,497	Oracle Corporation	5,826,030
12,690	Paychex, Inc.	760,892
44,630	PayPal Holdings, Inc.[a]	2,857,659
5,060	Qorvo, Inc.[a]	357,641
58,530	QUALCOMM, Inc.	3,034,195
7,060	Red Hat, Inc.[a]	782,672
27,040	Salesforce.com, Inc.[a]	2,526,077
11,430	Seagate Technology plc	379,133
7,310	Skyworks Solutions, Inc.	744,889
24,384	Symantec Corporation	800,039
5,960	Synopsys, Inc.[a]	479,959
13,980	TE Connectivity, Ltd.	1,161,179
39,170	Texas Instruments, Inc.	3,511,199
6,630	Total System Services, Inc.	434,265
3,410	VeriSign, Inc.[a,b]	362,790
72,480	Visa, Inc.	7,627,795
11,643	Western Digital Corporation	1,005,955
18,450	Western Union Company	354,240
8,443	Xerox Corporation	281,067
9,820	Xilinx, Inc.	695,551

	Total	199,491,408

Materials (2.8%)
8,630	Air Products and Chemicals, Inc.	1,305,029
4,370	Albemarle Corporation	595,675
3,510	Avery Dennison Corporation	345,173
13,970	Ball Corporation	576,961
9,370	CF Industries Holdings, Inc.	329,449
92,490	DowDuPont, Inc.	6,403,083

Shares	Common Stock (98.0%)	Value
Materials (2.8%) - continued
5,750	Eastman Chemical Company	$520,317
10,360	Ecolab, Inc.	1,332,400
5,280	FMC Corporation	471,557
53,602	Freeport-McMoRan, Inc.[a]	752,572
3,130	International Flavors & Fragrances, Inc.	447,308
16,371	International Paper Company	930,200
12,870	LyondellBasell Industries NV	1,274,774
2,480	Martin Marietta Materials, Inc.	511,450
17,398	Monsanto Company	2,084,628
14,090	Mosaic Company	304,203
21,158	Newmont Mining Corporation	793,637
12,650	Nucor Corporation	708,906
3,740	Packaging Corporation of America	428,903
10,170	PPG Industries, Inc.	1,105,072
11,330	Praxair, Inc.	1,583,254
7,582	Sealed Air Corporation	323,903
5,200	Vulcan Materials Company	621,920
10,049	Westrock Company	570,080

	Total	24,320,454

Real Estate (2.9%)
3,710	Alexandria Real Estate Equities, Inc.	441,379
17,020	American Tower Corporation	2,326,293
6,236	Apartment Investment & Management Company	273,511
5,491	AvalonBay Communities, Inc.	979,704
6,110	Boston Properties, Inc.	750,797
11,940	CBRE Group, Inc.[a]	452,287
16,120	Crown Castle International Corporation	1,611,678
8,130	Digital Realty Trust, Inc.	962,023
14,140	Duke Realty Corporation	407,515
3,076	Equinix, Inc.	1,372,819
14,610	Equity Residential	963,237
2,620	Essex Property Trust, Inc.	665,559
5,000	Extra Space Storage, Inc.	399,600
2,880	Federal Realty Investment Trust	357,725
24,990	General Growth Properties, Inc.	519,042
18,650	HCP, Inc.	519,029
29,271	Host Hotels & Resorts, Inc.	541,221
10,522	Iron Mountain, Inc.	409,306
17,040	Kimco Realty Corporation	333,132
4,330	Macerich Company	238,020
4,510	Mid-America Apartment Communities, Inc.	482,029
21,056	Prologis, Inc.	1,336,214
5,930	Public Storage, Inc.	1,268,961
10,910	Realty Income Corporation	623,943
5,890	Regency Centers Corporation	365,416
4,770	SBA Communications Corporation[a]	687,118
12,344	Simon Property Group, Inc.	1,987,507
3,920	SL Green Realty Corporation	397,174
10,630	UDR, Inc.	404,259
14,150	Ventas, Inc.	921,589
6,837	Vornado Realty Trust	525,628
14,620	Welltower, Inc.	1,027,494
29,930	Weyerhaeuser Company	1,018,518

	Total	25,569,727

Telecommunications Services (2.1%)
243,826	AT&T, Inc.	9,550,664
21,915	CenturyLink, Inc.[b]	414,194
11,681	Level 3 Communications, Inc.[a]	622,481

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
246

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (98.0%)	Value
Telecommunications Services (2.1%) - continued
162,266	Verizon Communications, Inc.	$8,030,544

	Total	18,617,883

Utilities (3.1%)
26,250	AES Corporation	289,275
9,170	Alliant Energy Corporation	381,197
9,640	Ameren Corporation	557,578
19,530	American Electric Power Company, Inc.	1,371,787
7,080	American Water Works Company, Inc.	572,843
17,103	CenterPoint Energy, Inc.	499,579
11,190	CMS Energy Corporation	518,321
12,320	Consolidated Edison, Inc.	993,978
25,564	Dominion Energy, Inc.	1,966,639
7,120	DTE Energy Company	764,403
27,822	Duke Energy Corporation	2,334,822
12,950	Edison International, Inc.	999,352
7,120	Entergy Corporation	543,683
12,580	Eversource Energy	760,335
38,284	Exelon Corporation	1,442,158
17,684	FirstEnergy Corporation	545,198
18,540	NextEra Energy, Inc.	2,717,037
12,909	NiSource, Inc.	330,341
11,960	NRG Energy, Inc.	306,056
20,370	PG&E Corporation	1,386,993
4,430	Pinnacle West Capital Corporation	374,601
27,120	PPL Corporation	1,029,204
20,130	Public Service Enterprise Group, Inc.	931,013
5,670	SCANA Corporation	274,938
9,965	Sempra Energy	1,137,306
39,710	Southern Company	1,951,349
12,526	WEC Energy Group, Inc.	786,382
20,195	Xcel Energy, Inc.	955,627

	Total	26,721,995

	Total Common Stock (cost $531,136,598)	855,123,793

Shares	Collateral Held for Securities Loaned (0.2%)	Value
1,724,668	Thrivent Cash Management Trust	1,724,668

	Total Collateral Held for Securities Loaned (cost $1,724,668)	1,724,668

Shares or Principal Amount	Short-Term Investments (2.2%)[d]	Value
	Federal Home Loan Bank Discount Notes
100,000	1.030%, 10/31/2017[e]	99,920
100,000	1.030%, 11/1/2017[e]	99,917
100,000	1.030%, 11/3/2017[e]	99,911
300,000	1.030%, 11/7/2017[e]	299,700
400,000	1.040%, 12/22/2017[e]	399,064
	Thrivent Core Short-Term Reserve Fund
1,845,926	1.340%	18,459,264

	Total Short-Term Investments (cost $19,457,701)	19,457,776

	Total Investments (cost $552,318,967) 100.4%	$876,306,237

	Other Assets and Liabilities, Net (0.4%)	(3,125,246)

	Total Net Assets 100.0%	$873,180,991

a	Non-income producing security.
b	All or a portion of the security is on loan.
c

Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the Notes to Financial Statements.

d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Index Portfolio as of September 29, 2017:

Securities Lending Transactions

Common Stock	$1,668,951

Total lending	$1,668,951
Gross amount payable upon return of collateral for securities loaned	$1,724,668

Net amounts due to counterparty	$55,717

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
247

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 29, 2017, in valuing Large Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	102,944,561	102,944,561	–	–
Consumer Staples	70,434,065	70,429,086	–	4,979
Energy	52,059,327	52,059,327	–	–
Financials	124,832,840	124,832,840	–	–
Health Care	123,050,634	123,050,634	–	–
Industrials	87,080,899	87,080,899	–	–
Information Technology	199,491,408	199,491,408	–	–
Materials	24,320,454	24,320,454	–	–
Real Estate	25,569,727	25,569,727	–	–
Telecommunications Services	18,617,883	18,617,883	–	–
Utilities	26,721,995	26,721,995	–	–
Short-Term Investments	998,512	–	998,512	–

Subtotal Investments in Securities	$856,122,305	$855,118,814	$998,512	$4,979

Other Investments*	Total
Short-Term Investments	18,459,264
Collateral Held for Securities Loaned	1,724,668

Subtotal Other Investments	$20,183,932

Total Investments at Value	$876,306,237

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	369,351	369,351	–	–

Total Asset Derivatives	$369,351	$369,351	$–	$–

There were no significant transfers between Levels during the period ended September 29, 2017. Transfers between Levels are identified as of the end of the period.

The following table presents Large Cap Index Portfolio’s futures contracts held as of September 29, 2017. Investments and/or cash totaling $998,512 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Mini-Futures	152	December 2017	$18,753,009	$19,122,360	$369,351
Total Futures Long Contracts					$369,351
Total Futures Contracts					$369,351

Reference Description:

S&P	-	Standard & Poor’s

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
248

LARGE CAP INDEX PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated portfolios.

A summary of transactions (in thousands) for the fiscal year to date, in Large Cap Index Portfolio, is as follows:

Portfolio	Value 12/31/2016	Gross Purchases	Gross Sales	Gain/ (Loss)	Unrealized Appreciation/ (Depreciation)	Shares Held at 9/29/2017	Value 9/29/2017	Income Earned 1/1/2017 -9/29/2017
Cash Management Trust-Collateral Investment	$849	$22,313	$21,437	$–	$–	1,725	$1,725	$14
Core Short-Term Reserve Fund	18,543	97,438	97,522	–	–	1,846	18,459	219
Total Value and Income Earned	$19,392			$–	$–		$20,184	$233

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
249

LOW VOLATILITY EQUITY PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (93.5%)	Value
Consumer Discretionary (8.7%)
800	Bandai Namco Holdings, Inc.	$27,484
948	Carnival Corporation	61,212
573	Carnival plc	36,438
970	Comcast Corporation	37,325
319	Darden Restaurants, Inc.	25,131
611	Eutelsat Communications	18,087
434	Genuine Parts Company	41,512
509	Home Depot, Inc.	83,252
6,451	Kingfisher plc	25,828
1,800	Nikon Corporation	31,214
1,191	Shaw Communications, Inc.	27,414
200	SHIMAMURA Company, Ltd.	23,991
10,200	Singapore Press Holdings, Ltd.	20,498
3,500	Techtronic Industries Company, Ltd.	18,736
941	TJX Companies, Inc.	69,380
5,400	Yamada Denki Company, Ltd.	29,528
7,000	Yue Yuen Industrial Holdings, Ltd.	26,709

	Total	603,739

Consumer Staples (10.3%)
884	Altria Group, Inc.	56,063
585	Campbell Soup Company	27,390
1,963	Coca-Cola Company	88,355
641	Colgate-Palmolive Company	46,697
1,138	Conagra Brands, Inc.	38,396
528	Dr Pepper Snapple Group, Inc.	46,712
438	Hershey Company	47,816
300	Lawson, Inc.	19,866
164	McCormick & Company, Inc.	16,833
500	NH Foods, Ltd.	13,742
808	PepsiCo, Inc.	90,035
528	Sysco Corporation	28,486
1,657	Unilever plc	95,906
1,200	Wal-Mart Stores, Inc.	93,768

	Total	710,065

Energy (3.1%)
6,056	BP plc	38,795
1,249	Caltex Australia, Ltd.	31,514
140	Chevron Corporation	16,450
1,009	Exxon Mobil Corporation	82,718
8,400	JXTG Holdings, Inc.	43,312

	Total	212,789

Financials (17.3%)
1,026	Aflac, Inc.	83,506
1,492	AGNC Investment Corporation	32,347
42	Alleghany Corporation[a]	23,268
1,025	Allstate Corporation	94,208
668	Aon plc	97,595
226	Arch Capital Group, Ltd.[a]	22,261
3,500	Bank Leumi Le-Israel BM	18,601
491	Berkshire Hathaway, Inc.[a]	90,010
600	Chubb, Ltd.	85,530
22,000	First Pacific Company, Ltd.	17,589
1,073	Hartford Financial Services Group, Inc.	59,476
3,762	HSBC Holdings plc	37,190
401	Intact Financial Corporation	33,124
932	Loews Corporation	44,606
1,088	Marsh & McLennan Companies, Inc.	91,185
247	Muenchener Rueckversicherungs- Gesellschaft AG	52,864
401	Pargesa Holding SA	33,366
1,906	Progressive Corporation	92,289
448	Swiss Re AG	40,609

Shares	Common Stock (93.5%)	Value
Financials (17.3%) - continued
131	Travelers Companies, Inc.	$16,050
1,337	U.S. Bancorp	71,650
2,000	United Overseas Bank, Ltd.	34,732
358	W.R. Berkley Corporation	23,893

	Total	1,195,949

Health Care (14.5%)
1,458	Abbott Laboratories	77,799
5,500	Astellas Pharmaceutical, Inc.	70,002
518	CIGNA Corporation	96,835
885	Eli Lilly and Company	75,703
732	Johnson & Johnson	95,167
190	Laboratory Corporation of America Holdings[a]	28,684
965	Medtronic plc	75,048
237	Merck KGaA	26,395
400	Miraca Holdings, Inc.	18,622
1,300	Mitsubishi Tanabe Pharma Corporation	29,844
902	Novo Nordisk AS	43,367
2,447	Pfizer, Inc.	87,358
295	Roche Holding AG-Genusschein	75,408
177	Sonova Holding AG	30,043
555	Stryker Corporation	78,821
800	Takeda Pharmaceutical Company, Ltd.	44,237
200	UnitedHealth Group, Inc.	39,170
133	Zimmer Biomet Holdings, Inc.	15,573

	Total	1,008,076

Industrials (11.2%)
405	3M Company	85,009
246	C.H. Robinson Worldwide, Inc.	18,721
3,000	CK Hutchison Holdings, Ltd.	38,425
284	Expeditors International of Washington, Inc.	17,000
296	Fraport AG Frankfurt Airport Services Worldwide	28,134
518	Honeywell International, Inc.	73,421
200	Jardine Matheson Holdings, Ltd.	12,672
1,204	Johnson Controls International plc	48,509
1,100	Kurita Water Industries, Ltd.	31,790
292	Lockheed Martin Corporation	90,605
243	MAN AG	27,431
70	Northrop Grumman Corporation	20,140
493	Raytheon Company	91,984
77	Schindler Holding AG	16,583
4,000	Singapore Airlines, Ltd.	29,661
8,100	Singapore Airport Terminal Services, Ltd.	27,568
156	Union Pacific Corporation	18,091
870	Waste Connections, Inc.	60,865
540	Waste Management, Inc.	42,266

	Total	778,875

Information Technology (12.6%)
277	AtoS	42,965
577	CA, Inc.	19,260
2,600	Canon, Inc.	88,975
170	Check Point Software Technologies, Ltd.[a]	19,383
2,108	Cisco Systems, Inc.	70,892
698	eBay, Inc.[a]	26,845
590	Fidelity National Information Services, Inc.	55,100
359	Fiserv, Inc.[a]	46,297

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
250

LOW VOLATILITY EQUITY PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Common Stock (93.5%)	Value
Information Technology (12.6%) - continued
429	FLIR Systems, Inc.	$16,692
1,300	FUJIFILM Holdings NPV	50,507
1,976	Intel Corporation	75,246
170	International Business Machines Corporation	24,664
698	MasterCard, Inc.	98,558
847	Microsoft Corporation	63,093
700	Nomura Research Institute, Ltd.	27,337
1,780	Oracle Corporation	86,063
400	Otsuka Corporation	25,654
470	Synopsys, Inc.[a]	37,849

	Total	875,380

Materials (2.3%)
332	Agnico Eagle Mines, Ltd.	15,004
41	EMS-CHEMIE Holding AG	27,285
1,700	Kuraray Company, Ltd.	31,807
1,887	Newcrest Mining, Ltd.	31,060
1,487	Newmont Mining Corporation	55,777

	Total	160,933

Real Estate (2.6%)
200	Daito Trust Construction Company, Ltd.	36,437
1,009	Duke Realty Corporation	29,079
11,000	Hang Lung Properties, Ltd.	26,189
8,000	Kerry Properties, Ltd.	33,228
3,000	Link REIT	24,396
763	UDR, Inc.	29,017

	Total	178,346

Telecommunications Services (5.2%)
1,830	AT&T, Inc.	71,681
653	BCE, Inc.	30,594
22,000	HKT Trust and HKT, Ltd.	26,727
1,200	Nippon Telegraph & Telephone Corporation	54,985
4,100	NTT DOCOMO, Inc.	93,713
46,000	PCCW, Ltd.	24,968
817	Proximus SA	28,165
841	TELUS Corporation	30,250

	Total	361,083

Utilities (5.7%)
998	American Electric Power Company, Inc.	70,099
2,200	Chubu Electric Power Company, Inc.	27,341
537	CMS Energy Corporation	24,874
410	Edison International, Inc.	31,640
1,647	PPL Corporation	62,504
838	Southern Company	41,179
1,000	Tokyo Gas Company, Ltd.	24,489
763	WEC Energy Group, Inc.	47,901
1,403	Xcel Energy, Inc.	66,390

	Total	396,417

	Total Common Stock (cost $6,269,030)	6,481,652

Shares	Preferred Stock (1.2%)	Value
Consumer Staples (1.2%)
576	Henkel AG & Company KGaA, 1.620%	$78,475

	Total	78,475

	Total Preferred Stock (cost $78,603)	78,475

Shares or Principal Amount	Short-Term Investments (19.4%)[b]	Value
	Federal Home Loan Bank Discount Notes
100,000	1.030%, 10/11/2017[c]	99,975
	Thrivent Core Short-Term Reserve Fund
124,487	1.340%	1,244,872

	Total Short-Term Investments (cost $1,344,840)	1,344,847

	Total Investments (cost $7,692,473) 114.1%	$7,904,974

	Other Assets and Liabilities, Net (14.1%)	(973,991)

	Total Net Assets 100.0%	$6,930,983

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
c	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
251

LOW VOLATILITY EQUITY PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 29, 2017, in valuing Low Volatility Equity Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	603,739	317,812	285,927	–
Consumer Staples	710,065	580,551	129,514	–
Energy	212,789	99,168	113,621	–
Financials	1,195,949	927,874	268,075	–
Health Care	1,008,076	670,158	337,918	–
Industrials	778,875	566,611	212,264	–
Information Technology	875,380	639,942	235,438	–
Materials	160,933	55,777	105,156	–
Real Estate	178,346	58,096	120,250	–
Telecommunications Services	361,083	71,681	289,402	–
Utilities	396,417	344,587	51,830	–
Preferred Stock
Consumer Staples	78,475	–	78,475	–
Short-Term Investments	99,975	–	99,975	–

Subtotal Investments in Securities	$6,660,102	$4,332,257	$2,327,845	$–

Other Investments*	Total
Short-Term Investments	1,244,872

Subtotal Other Investments	$1,244,872

Total Investments at Value	$7,904,974

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,117	1,117	–	–

Total Asset Derivatives	$1,117	$1,117	$–	$–

There were no significant transfers between Levels during the period ended September 29, 2017. Transfers between Levels are identified as of the end of the period.

The following table presents Low Volatility Equity Portfolio’s futures contracts held as of September 29, 2017. Investments and/or cash totaling $99,975 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Eurex MSCI World Index	2	December 2017	$111,443	$112,560	$1,117
Total Futures Long Contracts					$1,117
Total Futures Contracts					$1,117

Reference Description:

MSCI	-	Morgan Stanley Capital International

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
252

LOW VOLATILITY EQUITY PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Short-Term Reserve Fund is established for the sole use of affiliated portfolios. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending for the Portfolio. Thrivent Cash Management Trust is established for the sole use of affiliated portfolios.

A summary of transactions (in thousands) for the fiscal year to date, in Low Volatility Equity Portfolio, is as follows:

Portfolio	Value 4/28/2017	Gross Purchases	Gross Sales	Gain/ (Loss)	Unrealized Appreciation/ (Depreciation)	Shares Held at 9/29/2017	Value 9/29/2017	Income Earned 4/28/2017 - 9/29/2017
Core Short-Term Reserve Fund	$–	$8,322	$7,077	$–	$–	124	$1,245	$4
Total Value and Income Earned	$–			$–	$–		$1,245	$4

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
253

MULTIDIMENSIONAL INCOME PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Bank Loans (14.4%)[a]	Value
Basic Materials (0.7%)
	Arch Coal, Inc., Term Loan
$25,000	0.000%, (LIBOR 3M + 3.250%), 3/7/2024[b,c]	$25,070
	Contura Energy, Inc., Term Loan
116,392	6.280%, (LIBOR 2M + 5.000%), 3/17/2024	114,501

	Total	139,571

Capital Goods (1.1%)
	Cortes NP Intermediate Holding II Corporation, Term Loan
125,000	5.239%, (LIBOR 1M + 4.000%), 11/30/2023	125,885
	Sterigenics-Nordion Holdings, LLC, Term Loan
89,550	4.235%, (LIBOR 1M + 3.000%), 5/15/2022[d]	89,550

	Total	215,435

Communications Services (4.3%)
	Altice Financing SA, Term Loan
89,775	4.054%, (LIBOR 3M + 2.750%), 7/15/2025	89,832
	Altice US Finance I Corporation, Term Loan
119,700	3.485%, (LIBOR 1M + 2.250%), 7/14/2025	119,072
	CBS Radio, Inc., Term Loan
120,000	0.000%, (LIBOR 3M + 2.750%), 10/17/2023[b,c]	120,150
	CenturyLink, Inc., Term Loan
25,000	2.750%, (LIBOR 1M + 2.750%), 1/31/2025	24,212
	Coral-US Co-Borrower, LLC, Term Loan
50,000	4.735%, (LIBOR 1M + 3.500%), 11/19/2024	49,437
	CSC Holdings, LLC, Term Loan
124,687	3.484%, (LIBOR 1M + 2.250%), 7/17/2025	123,886
	Hargray Merger Subsidiary Corporation, Term Loan
34,912	4.235%, (LIBOR 1M + 3.000%), 3/24/2024	35,014
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
90,000	4.804%, (LIBOR 3M + 3.500%), 1/7/2022[d]	83,700
	McGraw-Hill Global Education Holdings, LLC, Term Loan
64,673	5.235%, (LIBOR 1M + 4.000%), 5/4/2022	63,437
	New LightSquared, Term Loan
105,130	20.134%,PIK 9.97%, (LIBOR 3M + 8.750%), 12/7/2020[e]	98,349
	SFR Group SA, Term Loan
79,800	4.061%, (LIBOR 3M + 2.750%), 6/22/2025	79,381

	Total	886,470

Consumer Cyclical (2.0%)
	Amaya Holdings BV, Term Loan
119,389	4.833%, (LIBOR 3M + 3.500%), 8/1/2021	119,688

Principal Amount	Bank Loans (14.4%)[a]	Value
Consumer Cyclical (2.0%) - continued
	Boyd Gaming Corporation, Term Loan
$117,321	3.694%, (LIBOR 1W + 2.500%), 9/15/2023	$117,643
	Eldorado Resorts, Inc., Term Loan
86,369	3.563%, (LIBOR 1M + 2.250%), 4/17/2024	86,261
	Four Seasons Hotels, Ltd., Term Loan
89,549	3.735%, (LIBOR 1M + 2.500%), 11/30/2023	90,136

	Total	413,728

Consumer Non-Cyclical (2.4%)
	Air Medical Group Holdings, Inc., Term Loan
99,748	5.237%, (LIBOR 1M + 4.000%), 4/28/2022	99,598
	Albertson’s, LLC, Term Loan
59,850	4.330%, (LIBOR 3M + 3.000%), 12/21/2022	57,616
	CHS/Community Health Systems, Inc., Term Loan
64,091	4.317%, (LIBOR 3M + 3.000%), 1/27/2021	63,629
	Endo Luxembourg Finance Company I SARL., Term Loan
89,775	5.500%, (LIBOR 1M + 4.250%), 4/27/2024	90,561
	JBS USA LUX SA, Term Loan
59,700	3.804%, (LIBOR 3M + 2.500%), 10/30/2022	58,954
	Valeant Pharmaceuticals International, Inc., Term Loan
109,673	5.990%, (LIBOR 1M + 4.750%), 4/1/2022[b,c]	111,603

	Total	481,961

Financials (1.3%)
	ASP AMC Merger Sub, Inc., Term Loan
110,000	4.833%, (LIBOR 3M + 3.500%), 4/13/2024	108,441
	Colorado Buyer, Inc., Term Loan
59,850	4.310%, (LIBOR 3M + 3.000%), 5/1/2024	60,049
	Gartner, Inc., Term Loan
104,475	3.235%, (LIBOR 1M + 2.000%), 4/5/2024[d]	105,259

	Total	273,749

Technology (1.2%)
	First Data Corporation, Term Loan
85,732	3.737%, (LIBOR 1M + 2.500%), 4/26/2024	85,992
	ON Semiconductor Corporation, Term Loan
40,013	3.485%, (LIBOR 1M + 2.250%), 3/31/2023	40,134
	Western Digital Corporation, Term Loan
119,398	3.985%, (LIBOR 1M + 2.750%), 4/29/2023	120,025

	Total	246,151

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
254

MULTIDIMENSIONAL INCOME PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Bank Loans (14.4%)[a]	Value
Transportation (1.0%)
	Arctic LNG Carriers, Ltd., Term Loan
$74,812	5.735%, (LIBOR 1M + 4.500%), 5/18/2023	$75,327
	XPO Logistics, Inc., Term Loan
120,000	3.554%, (LIBOR 3M + 2.250%), 10/30/2021	120,210

	Total	195,537

Utilities (0.4%)
	Talen Energy Supply, LLC, Term Loan
94,525	5.235%, (LIBOR 1M + 4.000%), 7/6/2023	92,044

	Total	92,044

	Total Bank Loans (cost $2,964,192)	2,944,646

Principal Amount	Long-Term Fixed Income (57.2%)	Value
Basic Materials (2.0%)
	Big River Steel, LLC
125,000	7.250%, 9/1/2025[f]	132,625
	CF Industries, Inc.
125,000	5.150%, 3/15/2034	124,688
	First Quantum Minerals, Ltd.
125,000	7.250%, 4/1/2023[f]	128,750
	Sherwin-Williams Company
5,000	2.250%, 5/15/2020	5,019
	Vale Overseas, Ltd.
13,000	5.875%, 6/10/2021	14,316

	Total	405,398

Capital Goods (2.1%)
	Ardagh Packaging Finance plc
125,000	6.000%, 2/15/2025[f]	132,344
	Caterpillar Financial Services Corporation
4,000	1.850%, 9/4/2020	3,987
	H&E Equipment Services, Inc.
125,000	5.625%, 9/1/2025[f]	131,875
	Textron Financial Corporation
150,000	3.050%, (LIBOR 3M + 1.735%), 2/15/2042[f,g]	131,250
	Textron, Inc.
25,000	3.375%, 3/1/2028	24,810

	Total	424,266

Collateralized Mortgage Obligations (5.3%)
	Bear Stearns ARM Trust
104,316	3.571%, 2/25/2035, Ser. 2004-12, Class 3A1	104,051
	CHL Mortgage Pass-Through Trust
104,856	3.081%, 11/20/2035, Ser. 2005-HYB7, Class 6A1	95,102
	Countrywide Alternative Loan Trust
246,271	5.500%, 2/25/2036, Ser. 2005-85CB, Class 2A2	232,208
68,679	5.750%, 5/25/2036, Ser. 2006-6CB, Class 2A16	51,890
	CSMC Mortgage-Backed Trust
87,586	6.000%, 11/25/2036, Ser. 2006-9, Class 6A14	84,499
	GMACM Mortgage Loan Trust
88,929	3.577%, 11/19/2035, Ser. 2005-AR6, Class 1A1	84,328

Principal Amount	Long-Term Fixed Income (57.2%)	Value
Collateralized Mortgage Obligations (5.3%) - continued
	J.P. Morgan Mortgage Trust
$201,000	3.389%, 2/25/2036, Ser. 2006-A1, Class 2A2	$188,998
	WaMu Mortgage Pass Through Certificates
98,660	1.849%, (12 MTA + 0.960%), 9/25/2046, Ser. 2006-AR11, Class 1Ag	89,091
	Wells Fargo Mortgage Backed Securities Trust
153,097	5.500%, 4/25/2036, Ser. 2006-4, Class 2A2	148,958

	Total	1,079,125

Communications Services (4.1%)
	AT&T, Inc.
8,000	2.850%, 2/14/2023	7,960
	British Sky Broadcasting Group plc
3,000	3.125%, 11/26/2022[f]	3,038
	Charter Communications Operating, LLC
15,000	4.908%, 7/23/2025	16,030
	Digicel Group, Ltd.
100,000	8.250%, 9/30/2020[f]	97,688
	Discovery Communications, LLC
6,000	2.200%, 9/20/2019	6,019
18,000	2.950%, 3/20/2023	18,014
	DISH Network Corporation
111,000	3.375%, 8/15/2026	124,181
	IAC FinanceCo, Inc., Convertible
35,000	0.875%, 10/1/2022[f]	36,422
	Intelsat Jackson Holdings SA
100,000	7.500%, 4/1/2021	94,750
	Liberty Interactive, LLC, Convertible
1,000	1.750%, 9/30/2046[f]	1,185
	Liberty Media Corporation, Convertible
27,000	1.000%, 1/30/2023[f]	32,096
	Sprint Corporation
125,000	7.625%, 2/15/2025	143,750
	Time Warner, Inc.
3,000	4.875%, 3/15/2020	3,193
	VeriSign, Inc.
125,000	4.750%, 7/15/2027	128,750
	Zayo Group, LLC
125,000	6.375%, 5/15/2025	134,704

	Total	847,780

Consumer Cyclical (2.6%)
	Delphi Jersey Holdings plc
125,000	5.000%, 10/1/2025[f]	127,188
	General Motors Financial Company, Inc.
3,000	3.150%, 6/30/2022	3,023
	Hanesbrands, Inc.
125,000	4.875%, 5/15/2026[f]	129,844
	Hyundai Capital America
3,000	2.750%, 9/18/2020[f]	2,997
	Scientific Games International, Inc.
125,000	7.000%, 1/1/2022[f]	132,656
	Volkswagen Group of America Finance, LLC
3,000	2.450%, 11/20/2019[f]	3,022

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
255

MULTIDIMENSIONAL INCOME PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (57.2%)	Value
Consumer Cyclical (2.6%) - continued
	Wabash National Corporation
$125,000	5.500%, 10/1/2025[f]	$127,500

	Total	526,230

Consumer Non-Cyclical (3.4%)
	Abbott Laboratories
30,000	3.750%, 11/30/2026	30,771
	Albertsons Companies, LLC
125,000	6.625%, 6/15/2024	116,406
	Amgen, Inc.
5,000	2.650%, 5/11/2022	5,039
	Anthem, Inc., Convertible
47,000	2.750%, 10/15/2042	121,965
	BAT Capital Corporation
3,000	2.297%, 8/14/2020[f]	3,009
3,000	2.764%, 8/15/2022[f]	3,016
20,000	3.557%, 8/15/2027[f]	20,061
	Cardinal Health, Inc.
3,000	1.948%, 6/14/2019	3,003
3,000	2.616%, 6/15/2022	2,997
	Community Health Systems, Inc.
100,000	8.000%, 11/15/2019	97,375
	Express Scripts Holding Company
25,000	3.400%, 3/1/2027	24,635
	JBS USA, LLC
125,000	5.875%, 7/15/2024[f]	125,312
	Kraft Heinz Foods Company
6,000	5.375%, 2/10/2020	6,435
	Kroger Company
3,000	2.800%, 8/1/2022	3,007
	Mondelez International Holdings Netherlands BV
4,000	2.000%, 10/28/2021[f]	3,925
	Shire Acquisitions Investments Ireland Designated Activity Company
6,000	2.400%, 9/23/2021	5,977
	Teva Pharmaceutical Finance Company BV
9,000	2.950%, 12/18/2022	8,739
	Teva Pharmaceutical Finance Company, LLC
20,000	6.150%, 2/1/2036	21,663
	Teva Pharmaceutical Finance IV, LLC
2,000	2.250%, 3/18/2020	1,973
	Valeant Pharmaceuticals International, Inc.
100,000	5.500%, 3/1/2023[f]	87,750
	Wayfair, Inc., Convertible
1,000	0.375%, 9/1/2022[f]	969
	Zoetis, Inc.
4,000	3.450%, 11/13/2020	4,135

	Total	698,162

Energy (2.7%)
	BP Capital Markets plc
6,000	2.520%, 9/19/2022	6,004
	Canadian Natural Resources, Ltd.
3,000	2.950%, 1/15/2023	2,981
	Canadian Oil Sands, Ltd.
3,000	9.400%, 9/1/2021[f]	3,663
	Cheniere Energy Partners, LP
125,000	5.250%, 10/1/2025[f]	127,813
	Continental Resources, Inc.
125,000	3.800%, 6/1/2024	120,625

Principal Amount	Long-Term Fixed Income (57.2%)	Value
Energy (2.7%) - continued
	Enbridge, Inc.
$3,000	2.900%, 7/15/2022	$3,017
	Encana Corporation
30,000	3.900%, 11/15/2021	30,908
	Enterprise Products Operating, LLC
75,000	5.250%, 8/16/2077	75,656
	EQT Corporation
6,000	3.000%, 10/1/2022[c]	6,009
	ONEOK, Inc.
30,000	7.500%, 9/1/2023	35,904
	Petrobras Global Finance BV
15,000	8.375%, 5/23/2021	17,349
7,000	7.375%, 1/17/2027	7,707
	Petroleos Mexicanos
5,000	6.000%, 3/5/2020	5,373
	Plains All American Pipeline, LP
8,000	5.000%, 2/1/2021	8,412
	TransCanada Trust
100,000	5.300%, 3/15/2077	102,375
	Western Gas Partners, LP
3,000	4.000%, 7/1/2022	3,103
	Williams Partners, LP
5,000	4.500%, 11/15/2023	5,320

	Total	562,219

Financials (11.8%)
	AIG Global Funding
6,000	2.150%, 7/2/2020[f]	5,990
	ASP AMC Merger Sub, Inc.
100,000	8.000%, 5/15/2025[f]	96,250
	Australia & New Zealand Banking Group, Ltd.
100,000	6.750%, 6/15/2026[f,h]	113,000
	Bank of America Corporation
3,000	2.369%, 7/21/2021	3,000
25,000	4.000%, 1/22/2025	25,861
	Bank of Montreal
4,000	2.100%, 6/15/2020	4,008
	Blackstone Mortgage Trust, Inc., Convertible
58,000	5.250%, 12/1/2018	66,229
	BNP Paribas SA
100,000	7.625%, 3/30/2021[f,h]	109,875
	Capital One Financial Corporation
3,000	2.500%, 5/12/2020	3,013
	CBOE Holdings, Inc.
4,000	1.950%, 6/28/2019	3,996
	Commerzbank AG
20,000	8.125%, 9/19/2023[f]	24,313
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
6,000	3.950%, 11/9/2022	6,295
	Credit Agricole SA
100,000	8.125%, 12/23/2025[f,h]	118,375
	Credit Suisse Group Funding, Ltd.
11,000	3.125%, 12/10/2020	11,218
	Deutsche Bank AG
2,000	2.700%, 7/13/2020	2,008
	Digital Realty Trust, LP
4,000	2.750%, 2/1/2023	3,981
	Fifth Third Bancorp
4,000	2.600%, 6/15/2022	3,996
	First Tennessee Bank NA
70	3.750%, (LIBOR 3M + 0.850%), 10/30/2017[f,g,h]	55,657

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
256

MULTIDIMENSIONAL INCOME PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (57.2%)	Value
Financials (11.8%) - continued
	Goldman Sachs Group, Inc.
$6,000	5.375%, 5/10/2020[h]	$6,217
10,000	5.250%, 7/27/2021	10,986
6,000	2.366%, (LIBOR 3M + 1.050%), 6/5/2023[g]	6,035
100,000	5.300%, 11/10/2026[h]	107,125
	Grinding Media, Inc.
125,000	7.375%, 12/15/2023[f]	135,625
	HSBC Holdings plc
75,000	6.375%, 9/17/2024[h]	79,598
	ILFC E-Capital Trust II
100,000	4.610%, (LIBOR 3M + 1.800%), 12/21/2065[f,g]	95,250
	J.P. Morgan Chase & Company
4,000	1.996%, (LIBOR 3M + 0.680%), 6/1/2021[g]	4,020
	J.P. Morgan Chase Capital XXIII
100,000	2.315%, (LIBOR 3M + 1.000%), 5/15/2047[g]	91,470
	Lloyds Banking Group plc
100,000	6.657%, 5/21/2037[f,h]	114,500
	Macquarie Bank, Ltd.
100,000	6.125%, 3/8/2027[f,h]	103,470
	MGIC Investment Corporation, Convertible
64,000	9.000%, 4/1/2063[f]	86,800
	Morgan Stanley
6,000	5.500%, 7/28/2021	6,654
3,000	2.750%, 5/19/2022	3,011
	New York Life Global Funding
3,000	2.300%, 6/10/2022[f]	2,988
	Park Aerospace Holdings, Ltd.
125,000	5.250%, 8/15/2022f	129,859
	PNC Bank NA
6,000	2.450%, 11/5/2020	6,057
	Quicken Loans, Inc.
125,000	5.750%, 5/1/2025[f]	131,250
	Reinsurance Group of America, Inc.
3,000	4.700%, 9/15/2023	3,252
	Royal Bank of Scotland Group plc
100,000	7.500%, 8/10/2020[h]	104,725
104,000	8.625%, 8/15/2021[h]	115,310
	Societe Generale SA
100,000	8.000%, 9/29/2025[f,h]	114,500
	Standard Chartered plc
1,000	2.100%, 8/19/2019[f]	999
100,000	7.500%, 4/2/2022[f,h]	106,750
	State Street Capital Trust IV
100,000	2.320%, (LIBOR 3M + 1.000%), 6/15/2047[g]	91,230
	Sumitomo Mitsui Financial Group, Inc.
6,000	2.934%, 3/9/2021	6,097
3,000	2.784%, 7/12/2022	3,007
	Synchrony Financial
4,000	3.000%, 8/15/2019	4,065
	UBS Group Funding Jersey, Ltd.
6,000	3.000%, 4/15/2021[f]	6,081
	USB Realty Corporation
100,000	2.451%, (LIBOR 3M + 1.147%), 1/15/2022[f,g,h]	87,625
	Wells Fargo & Company
3,000	2.625%, 7/22/2022	3,005

	Total	2,424,626

Principal Amount	Long-Term Fixed Income (57.2%)	Value
Foreign Government (9.7%)
	Argentina Government International Bond
$15,000	6.875%, 4/22/2021	$16,335
50,000	5.625%, 1/26/2022	52,450
66,000	7.500%, 4/22/2026	74,085
43,836	8.280%, 12/31/2033	50,960
80,000	2.500%, 12/31/2038[i]	56,800
	Brazil Government International Bond
59,000	4.875%, 1/22/2021	63,132
40,000	6.000%, 4/7/2026	44,400
47,000	7.125%, 1/20/2037	55,813
20,000	5.625%, 2/21/2047	20,200
	Colombia Government International Bond
25,000	4.375%, 7/12/2021	26,675
42,000	4.000%, 2/26/2024	43,764
64,000	5.625%, 2/26/2044	71,552
	Croatia Government International Bond
15,000	6.000%, 1/26/2024[f]	17,130
	Hungary Government International Bond
82,000	5.750%, 11/22/2023	95,021
	Indonesia Government International Bond
32,000	4.875%, 5/5/2021[f]	34,489
51,000	5.875%, 1/15/2024[f]	58,465
27,000	4.750%, 1/8/2026[f]	29,439
22,000	8.500%, 10/12/2035[f]	32,630
12,000	6.750%, 1/15/2044[f]	16,031
50,000	5.125%, 1/15/2045[f]	55,246
	Mexico Government International Bond
36,000	4.000%, 10/2/2023	38,059
60,000	4.150%, 3/28/2027	63,063
138,000	4.750%, 3/8/2044	142,209
	Panama Government International Bond
40,000	3.750%, 3/16/2025	41,800
6,000	9.375%, 4/1/2029	9,045
20,000	6.700%, 1/26/2036	26,450
	Peru Government International Bond
38,000	8.750%, 11/21/2033	59,812
	Philippines Government International Bond
17,000	4.000%, 1/15/2021	18,030
59,000	6.375%, 10/23/2034	79,383
	Romania Government International Bond
32,000	4.375%, 8/22/2023[f]	34,307
	Russia Government International Bond
100,000	5.000%, 4/29/2020[f]	106,000
99,000	4.875%, 9/16/2023[f]	107,807
	South Africa Government International Bond
25,000	5.875%, 5/30/2022	27,448
42,000	4.300%, 10/12/2028	39,565
	Turkey Government International Bond
19,000	7.000%, 6/5/2020	20,746
60,000	6.250%, 9/26/2022	65,810
95,000	4.875%, 10/9/2026	94,367

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
257

MULTIDIMENSIONAL INCOME PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (57.2%)	Value
Foreign Government (9.7%) - continued
$90,000	6.750%, 5/30/2040	$99,973

	Total	1,988,491

Industrials (0.6%)
	Wrangler Buyer Corporation
115,000	6.000%, 10/1/2025[f]	117,012

	Total	117,012

Mortgage-Backed Securities (9.5%)
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
575,000	3.500%, 10/1/2047[c]	592,542
1,275,000	4.000%, 10/1/2047[c]	1,341,937

	Total	1,934,479

Technology (2.6%)
	Alliance Data Systems Corporation
125,000	5.375%, 8/1/2022[f]	128,750
	Apple, Inc.
5,000	1.659%, (LIBOR 3M + 0.350%), 5/11/2022[g]	5,031
	Baidu, Inc.
3,000	3.000%, 6/30/2020	3,041
	Harland Clarke Holdings Corporation
125,000	8.375%, 8/15/2022[f]	133,750
	Microchip Technology, Inc., Convertible
75,000	1.625%, 2/15/2027[f]	91,078
	Micron Technology, Inc., Convertible
45,000	2.125%, 2/15/2033	160,678
	NetApp, Inc.
4,000	2.000%, 9/27/2019	3,998

	Total	526,326

Utilities (0.8%)
	CenterPoint Energy, Inc.
4,000	2.500%, 9/1/2022	3,996
	Dominion Energy, Inc.
6,000	2.579%, 7/1/2020	6,041
	Duke Energy Corporation
6,000	2.400%, 8/15/2022	5,956
	FirstEnergy Corporation
4,000	2.850%, 7/15/2022	4,008
	NRG Energy, Inc.
125,000	7.250%, 5/15/2026	134,062
	Southern Company
3,000	2.350%, 7/1/2021	2,983

	Total	157,046

	Total Long-Term Fixed Income (cost $11,546,630)	11,691,160

Shares	Registered Investment Companies (14.0%)	Value
Affiliated Fixed Income Holdings (<0.1%)
100	Thrivent Core Emerging Market Debt Fund	990

	Total	990

Equity Funds/Exchange Traded Funds (4.2%)
6,075	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	81,405
4,138	BlackRock Enhanced Capital & Income Fund, Inc.	64,553

Shares	Registered Investment Companies (14.0%)	Value
Equity Funds/Exchange Traded Funds (4.2%) - continued
11,767	BlackRock Enhanced Equity Dividend Trust	$106,727
11,885	BlackRock Resources & Commodities Strategy Trust	105,658
5,644	ClearBridge Energy MLP Opportunity Fund, Inc.	68,687
5,142	Cohen & Steers REIT & Preferred Income Fund, Inc.	109,010
8,956	Eaton Vance Risk-Managed Diversified Equity Income Fund	84,455
10,162	Neuberger Berman MLP Income Fund, Inc.	96,539
3,250	Nuveen S&P 500 Dynamic Overwrite Fund	50,830
11,152	Voya Global Equity Dividend & Premium Opportunity Fund	90,443

	Total	858,307

Fixed Income Funds/Exchange Traded Funds (9.8%)
6,250	AllianceBernstein Global High Income Fund, Inc.	81,563
6,008	BlackRock Core Bond Trust	84,472
9,112	BlackRock Corporate High Yield Fund, Inc.	102,966
7,656	BlackRock Credit Allocation Income Trust	103,892
2,372	Cohen & Steers Limited Duration Preferred & Income Fund, Inc.	63,546
3,544	First Trust/Aberdeen Global Opportunity Income Fund	41,784
8,350	iShares 0-5 Year High Yield Corporate Bond ETF	399,381
73	iShares J.P. Morgan USD Emerging Markets Bond ETF	8,499
1,700	iShares S&P U.S. Preferred Stock Index Fund	65,977
13,775	MFS Intermediate Income Trust	58,957
11,500	Nuveen Credit Strategies Income Fund	97,635
3,218	Nuveen Preferred and Income Term Fund	81,029
5,428	Prudential Global Short Duration High Yield Fund, Inc.	81,040
12,030	Templeton Global Income Fund	81,082
5,100	Vanguard Short-Term Corporate Bond ETF	408,663
9,263	Wells Fargo Income Opportunities Fund	81,051
11,178	Western Asset High Income Fund II, Inc.	80,593
15,734	Western Asset High Income Opportunity Fund, Inc.	80,715

	Total	2,002,845

	Total Registered Investment Companies (cost $2,843,114)	2,862,142

Shares	Preferred Stock (2.4%)	Value
Consumer Staples (0.9%)
1,191	Bunge, Ltd., Convertible, 4.875%[h]	123,881
2,000	CHS, Inc., 6.750%[h]	55,100

	Total	178,981

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
258

MULTIDIMENSIONAL INCOME PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Preferred Stock (2.4%)	Value
Energy (<0.1%)
450	NuStar Logistics, LP, 7.625%	$11,412

	Total	11,412

Financials (1.4%)
2,000	Citigroup, Inc., 6.875%[h]	57,980
2,000	Citigroup, Inc., 7.681%[g]	55,560
2,000	Countrywide Capital V, 7.000%	52,020
1,300	Federal National Mortgage Association, 0.000%[h,j]	9,061
2,000	GMAC Capital Trust I, 7.100%[g]	52,800
2,000	Morgan Stanley, 5.850%[h]	54,680
8	Wells Fargo & Company, Convertible, 7.500%[h]	10,520

	Total	292,621

Health Care (0.1%)
282	Becton Dickinson and Company, Convertible, 6.125%	15,583

	Total	15,583

Industrials (<0.1%)
20	Stanley Black & Decker, Inc., Convertible, 5.375%	2,293

	Total	2,293

	Total Preferred Stock (cost $501,173)	500,890

Shares	Common Stock (2.3%)	Value
Consumer Discretionary (<0.1%)
5	Charter Communications, Inc.[j]	1,817

	Total	1,817

Energy (1.3%)
550	Chevron Corporation	64,625
1,000	Occidental Petroleum Corporation	64,210
1,118	Royal Dutch Shell plc ADR	67,728
900	Schlumberger, Ltd.	62,784

	Total	259,347

Financials (0.1%)
521	Bank of America Corporation	13,202
10	FNF Group	475

	Total	13,677

Health Care (<0.1%)
2	Anthem, Inc.	380
18	Danaher Corporation	1,544

	Total	1,924

Industrials (0.3%)
750	Macquarie Infrastructure Corporation	54,135

	Total	54,135

Information Technology (0.3%)
11	Altaba, Inc.[j]	729
610	NXP Semiconductors NVj	68,985

	Total	69,714

Real Estate (0.3%)
100	American Tower Corporation	13,668

Shares	Common Stock (2.3%)	Value
Real Estate (0.3%) - continued
600	Crown Castle International Corporation	$59,988

	Total	73,656

	Total Common Stock (cost $453,611)	474,270

Shares or Principal Amount	Short-Term Investments (19.1%)[k]	Value
	Federal Home Loan Bank Discount Notes
100,000	1.040%, 12/22/2017l	99,766
	Thrivent Core Short-Term Reserve Fund
380,325	1.340%	3,803,246

	Total Short-Term Investments (cost $3,903,006)	3,903,012

	Total Investments (cost $22,211,726) 109.4%	$22,376,120

	Other Assets and Liabilities, Net (9.4%)	(1,914,251)

	Total Net Assets 100.0%	$20,461,869

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d

Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the Notes to Financial Statements.

e

Denotes payment-in-kind security. The security paid an interest or dividend payment with additional fixed income or equity securities in lieu of, or in addition to a cash payment. The cash rate and/or payment-in-kind rate shown are as of 9/29/2017.

f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of September 29, 2017, the value of these investments was $4,327,289 or 21.1% of total net assets.

g	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 29, 2017.
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
i

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 29, 2017.

j	Non-income producing security.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
259

MULTIDIMENSIONAL INCOME PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund
Fac.	-	Facility/Facilities
PIK	-	Payment-In-Kind
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series

Reference Rate Index:
12 MTA	-	12 Month Treasury Average
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 29, 2017, in valuing Multidimensional Income Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	139,571	–	139,571	–
Capital Goods	215,435	–	125,885	89,550
Communications Services	886,470	–	802,770	83,700
Consumer Cyclical	413,728	–	413,728	–
Consumer Non-Cyclical	481,961	–	481,961	–
Financials	273,749	–	168,490	105,259
Technology	246,151	–	246,151	–
Transportation	195,537	–	195,537	–
Utilities	92,044	–	92,044	–
Long-Term Fixed Income
Basic Materials	405,398	–	405,398	–
Capital Goods	424,266	–	424,266	–
Collateralized Mortgage Obligations	1,079,125	–	1,079,125	–
Communications Services	847,780	–	847,780	–
Consumer Cyclical	526,230	–	526,230	–
Consumer Non-Cyclical	698,162	–	698,162	–
Energy	562,219	–	562,219	–
Financials^	2,424,626	–	2,424,626	–
Foreign Government	1,988,491	–	1,988,491	–
Industrials	117,012	–	117,012	–
Mortgage-Backed Securities	1,934,479	–	1,934,479	–
Technology	526,326	–	526,326	–
Utilities	157,046	–	157,046	–
Registered Investment Companies
Equity Funds/Exchange Traded Funds	858,307	858,307	–	–
Fixed Income Funds/Exchange Traded Funds	2,002,845	2,002,845	–	–
Affiliated Fixed Income Holdings	990	990	–	–
Preferred Stock
Consumer Staples	178,981	178,981	–	–
Energy	11,412	11,412	–	–
Financials	292,621	292,621	–	–
Health Care	15,583	15,583	–	–
Industrials	2,293	2,293	–	–
Common Stock
Consumer Discretionary	1,817	1,817	–	–
Energy	259,347	259,347	–	–
Financials	13,677	13,677	–	–
Health Care	1,924	1,924	–	–
Industrials	54,135	54,135	–	–
Information Technology	69,714	69,714	–	–
Real Estate	73,656	73,656	–	–
Short-Term Investments	99,766	–	99,766	–

Subtotal Investments in Securities	$18,572,874	$3,837,302	$14,457,063	$278,509

Other Investments*	Total
Short-Term Investments	3,803,246

Subtotal Other Investments	$3,803,246

Total Investments at Value	$22,376,120

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
260

MULTIDIMENSIONAL INCOME PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives Futures Contracts	1,136	1,136	–	–

Total Liability Derivatives	$1,136	$1,136	$–	$–

There were no significant transfers between Levels during the period ended September 29, 2017. Transfers between Levels are identified as of the end of the period.

The following table presents Multidimensional Income Portfolio’s futures contracts held as of September 29, 2017. Investments and/or cash totaling $99,766 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 5-Yr. U.S. Treasury Bond Future	1	December 2017	$118,636	$117,500	($1,136)
Total Futures Long Contracts					($1,136)
Total Futures Contracts					($1,136)

Reference Description:

CBOT - Chicago Board of Trade

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Short-Term Reserve Fund is established for the sole use of affiliated portfolios. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending for the Portfolio. Thrivent Cash Management Trust is established for the sole use of affiliated portfolios.

A summary of transactions (in thousands) for the fiscal year to date, in Multidimensional Income Portfolio, is as follows:

Portfolio	Value 4/28/2017	Gross Purchases	Gross Sales	Gain/ (Loss)	Unrealized Appreciation/ (Depreciation)	Shares Held at 9/29/2017	Value 9/29/2017	Income Earned 4/28/2017 - 9/29/2017
Core Short-Term Reserve Fund	$–	$26,876	$23,073	$–	$–	380	$3,803	$26
Core Emerging Market Debt	–	1	–	–	–	–	1	–
Total Value and Income Earned	$–			$–	$–		$3,804	$26

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
261

HIGH YIELD PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Bank Loans (3.0%)[a]	Value
Basic Materials (0.4%)
	Contura Energy, Inc., Term Loan
$3,438,650	6.280%, (LIBOR 2M + 5.000%), 3/17/2024	$3,382,772

	Total	3,382,772

Capital Goods (0.3%)
	Cortes NP Intermediate Holding II Corporation, Term Loan
2,225,647	5.239%, (LIBOR 1M + 4.000%), 11/30/2023	2,241,404

	Total	2,241,404

Communications Services (1.5%)
	Cengage Learning Acquisitions, Term Loan
4,160,088	5.485%, (LIBOR 1M + 4.250%), 6/7/2023	3,826,532
	CenturyLink, Inc., Term Loan
1,950,000	2.750%, (LIBOR 1M + 2.750%), 1/31/2025	1,888,575
	Frontier Communications Corporation, Term Loan
4,264,312	4.990%, (LIBOR 1M + 3.750%), 6/1/2024	4,043,123
	New LightSquared, Term Loan
3,395,685	20.134%,PIK 9.97%, (LIBOR 3M + 8.750%), 12/7/2020[b]	3,176,663

	Total	12,934,893

Consumer Cyclical (0.7%)
	IMG Worldwide, Inc., Term Loan
2,166,667	8.490%, (LIBOR 1M + 7.250%), 5/6/2022	2,188,333
	Mohegan Tribal Gaming Authority, Term Loan
3,280,014	5.235%, (LIBOR 1M + 4.000%), 10/13/2023 3,309,305

	Total	5,497,638

Energy (0.1%)
	Chesapeake Energy Corporation, Term Loan
1,050,000	8.814%, (LIBOR 3M + 7.500%), 8/23/2021	1,130,388

	Total	1,130,388

	Total Bank Loans (cost $25,273,896)	25,187,095

Principal Amount	Long-Term Fixed Income (90.2%) Value
Asset-Backed Securities (0.1%)
	Renaissance Home Equity Loan Trust
1,637,142	5.746%, 5/25/2036, Ser. 2006-1, Class AF6[c]	1,159,044

	Total	1,159,044

Basic Materials (7.7%)
	Alcoa Nederland Holding BV
1,575,000	6.750%, 9/30/2024[d]	1,744,312
1,575,000	7.000%, 9/30/2026[d]	1,783,687
	Alpha 3 BV
1,300,000	6.250%, 2/1/2025[d]	1,322,750
	Anglo American Capital plc
4,205,000	4.750%, 4/10/2027[d]	4,387,175

Principal Amount	Long-Term Fixed Income (90.2%)	Value
Basic Materials (7.7%) - continued
	ArcelorMittal SA
$2,065,000	6.000%, 3/1/2021	$2,266,337
	Big River Steel, LLC
2,540,000	7.250%, 9/1/2025[d]	2,694,940
	BWAY Holding Company
2,670,000	5.500%, 4/15/2024[d]	2,786,813
	Chemours Company
2,140,000	5.375%, 5/15/2027	2,225,600
	Cleveland-Cliffs, Inc.
3,205,000	5.750%, 3/1/2025[d]	3,076,800
	Consolidated Energy Finance SA
2,670,000	6.875%, 6/15/2025[d]	2,800,163
	First Quantum Minerals, Ltd.
2,140,000	7.000%, 2/15/2021[d]	2,201,525
2,675,000	7.250%, 4/1/2023[d]	2,755,250
	FMG Resources Property, Ltd.
3,200,000	5.125%, 5/15/2024[d,e]	3,248,000
	GCP Applied Technologies, Inc.
1,440,000	9.500%, 2/1/2023[d]	1,627,200
	Hexion, Inc.
1,590,000	6.625%, 4/15/2020	1,423,050
1,600,000	10.375%, 2/1/2022[d,e]	1,536,000
	Hudbay Minerals, Inc.
375,000	7.250%, 1/15/2023[d]	399,375
750,000	7.625%, 1/15/2025[d]	811,890
	INEOS Group Holdings SA
3,145,000	5.625%, 8/1/2024[d,e]	3,266,869
	Krayton Polymers, LLC
2,675,000	7.000%, 4/15/2025[d]	2,868,937
	Midwest Vanadium, Pty. Ltd.
3,197,756	11.500%, 2/15/2018*,f	44,833
	Novelis Corporation
1,570,000	6.250%, 8/15/2024[d]	1,637,039
2,240,000	5.875%, 9/30/2026[d]	2,273,600
	Peabody Securities Finance Corporation
3,180,000	6.000%, 3/31/2022[d]	3,283,350
	PQ Corporation
1,050,000	6.750%, 11/15/2022[d]	1,136,625
	Teck Resources, Ltd.
1,050,000	8.500%, 6/1/2024[d]	1,204,875
	Trinseo Materials Operating SCA
3,200,000	5.375%, 9/1/2025[d]	3,292,000
	Tronox Finance, LLC
3,180,000	7.500%, 3/15/2022[d,e]	3,350,925
	United States Steel Corporation
2,135,000	6.875%, 8/15/2025	2,183,038
	Versum Materials, Inc.
1,570,000	5.500%, 9/30/2024[d]	1,664,200

	Total	65,297,158

Capital Goods (9.5%)
	Abengoa Abenewco 2 SAU
2,175,306	0.250%,PIK 1.25%, 9/29/2022[b,d]	195,778
	ABG Orphan Holdco SARL
252,788	Zero Coupon,PIK 14.00%, 2/28/2021[b,d]	262,624
739,357	5.000%,PIK 9.00%, 2/28/2021[b,d]	768,932
	Advanced Disposal Services, Inc.
3,155,000	5.625%, 11/15/2024[d]	3,296,975
	AECOM
1,065,000	5.875%, 10/15/2024	1,179,700
1,590,000	5.125%, 3/15/2027	1,643,663

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
262

HIGH YIELD PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (90.2%)	Value
Capital Goods (9.5%) - continued
	Anixter, Inc.
$2,455,000	5.125%, 10/1/2021	$2,639,125
	Ardagh Packaging Finance plc
4,190,000	7.250%, 5/15/2024[d]	4,595,885
3,720,000	6.000%, 2/15/2025[d]	3,938,550
	Berry Plastics Corporation
6,370,000	5.125%, 7/15/2023	6,656,650
	Bombardier, Inc.
4,195,000	7.500%, 3/15/2025[d]	4,184,512
	BWAY Holding Company
2,140,000	7.250%, 4/15/2025[d]	2,204,200
	Cemex SAB de CV
2,750,000	5.700%, 1/11/2025[d,e]	2,931,500
	CEMEX SAB de CV
1,400,000	6.125%, 5/5/2025[d]	1,512,000
	CNH Industrial Capital, LLC
1,800,000	4.375%, 11/6/2020	1,890,000
	CNH Industrial NV
1,800,000	4.500%, 8/15/2023	1,906,200
	Covanta Holding Corporation
1,600,000	5.875%, 7/1/2025	1,574,000
	Crown Cork & Seal Company, Inc.
3,210,000	7.375%, 12/15/2026	3,771,750
	Eagle Materials, Inc.
1,570,000	4.500%, 8/1/2026	1,636,725
	Flex Acquisition Company, Inc.
2,140,000	6.875%, 1/15/2025[d]	2,221,588
	H&E Equipment Services, Inc.
3,610,000	5.625%, 9/1/2025[d]	3,808,550
	Herc Rentals, Inc.
4,105,000	7.750%, 6/1/2024[d,e]	4,453,925
	Masonite International Corporation
3,535,000	5.625%, 3/15/2023[d]	3,699,554
	Owens-Brockway Glass Container, Inc.
3,070,000	5.875%, 8/15/2023[d,e]	3,392,350
	Reynolds Group Issuer, Inc.
2,175,000	5.125%, 7/15/2023[d]	2,269,830
	Ritchie Bros. Auctioneers, Inc.
1,455,000	5.375%, 1/15/2025[d]	1,538,662
	Summit Materials, LLC
2,650,000	6.125%, 7/15/2023	2,795,750
2,135,000	5.125%, 6/1/2025[d]	2,199,904
	U.S. Concrete, Inc.
2,880,000	6.375%, 6/1/2024	3,103,200
	United Rentals North America, Inc.
1,060,000	5.500%, 7/15/2025	1,138,122
2,620,000	5.875%, 9/15/2026	2,845,975

	Total	80,256,179

Communications Services (14.4%)
	Altice Financing SA
1,840,000	6.625%, 2/15/2023[d]	1,950,400
3,145,000	7.500%, 5/15/2026[d]	3,459,500
	Altice Finco SA
540,000	8.125%, 1/15/2024[d,e]	583,200
	AMC Networks, Inc.
2,195,000	4.750%, 12/15/2022	2,257,426
3,100,000	5.000%, 4/1/2024	3,200,750
1,070,000	4.750%, 8/1/2025	1,080,700
	Block Communications, Inc.
2,650,000	6.875%, 2/15/2025[d]	2,876,045
	CBS Radio, Inc.
3,155,000	7.250%, 11/1/2024[d,e]	3,367,963

Principal Amount	Long-Term Fixed Income (90.2%)	Value
Communications Services (14.4%) - continued
	CCO Holdings, LLC
$5,500,000	5.875%, 4/1/2024[d]	$5,836,875
	CCOH Safari, LLC
2,500,000	5.750%, 2/15/2026[d]	2,625,000
	Clear Channel Worldwide Holdings, Inc.
3,195,000	6.500%, 11/15/2022	3,290,850
	Digicel Group, Ltd.
1,760,000	8.250%, 9/30/2020[d]	1,719,309
	Digicel, Ltd.
3,220,000	6.000%, 4/15/2021*	3,143,171
	Gray Television, Inc.
3,560,000	5.875%, 7/15/2026[d]	3,666,800
	Intelsat Jackson Holdings SA
2,135,000	7.250%, 10/15/2020	2,054,937
800,000	7.500%, 4/1/2021	758,000
7,425,000	5.500%, 8/1/2023	6,292,688
	Level 3 Escrow II, Inc.
3,000,000	5.375%, 8/15/2022	3,089,430
	Level 3 Financing, Inc.
2,300,000	5.375%, 5/1/2025	2,364,687
	McGraw-Hill Global Education Holdings, LLC
3,145,000	7.875%, 5/15/2024[d,e]	3,101,756
	Neptune Finco Corporation
4,733,000	10.875%, 10/15/2025[d]	5,851,171
	Nexstar Escrow Corporation
3,500,000	5.625%, 8/1/2024[d]	3,622,500
	SFR Group SA
3,590,000	6.000%, 5/15/2022[d]	3,751,550
2,710,000	6.250%, 5/15/2024[d]	2,861,760
2,620,000	7.375%, 5/1/2026[d]	2,823,050
	Sinclair Television Group, Inc.
1,570,000	5.875%, 3/15/2026[d,e]	1,601,400
	Sprint Communications, Inc.
5,130,000	6.000%, 11/15/2022	5,526,036
	Sprint Corporation
15,495,000	7.625%, 2/15/2025[e]	17,819,250
	T-Mobile USA, Inc.
3,450,000	6.000%, 4/15/2024	3,661,312
	Unitymedia Hessen GmbH & Company KG
4,590,000	5.500%, 1/15/2023[d]	4,739,175
	VeriSign, Inc.
2,630,000	4.750%, 7/15/2027	2,708,900
	Virgin Media Secured Finance plc
1,170,000	5.250%, 1/15/2026[d]	1,218,262
1,050,000	5.500%, 8/15/2026[d]	1,106,438
	Zayo Group, LLC
3,925,000	6.375%, 5/15/2025	4,229,698
1,860,000	5.750%, 1/15/2027[d]	1,971,600
	Ziggo Bond Finance BV
1,320,000	5.875%, 1/15/2025[d]	1,376,100

	Total	121,587,689

Consumer Cyclical (12.9%)
	Allison Transmission, Inc.
3,835,000	5.000%, 10/1/2024[d]	3,980,155
	American Axle & Manufacturing, Inc.
4,268,000	6.250%, 4/1/2025[d,e]	4,353,360
	Brookfield Residential Properties, Inc.
3,960,000	6.125%, 7/1/2022[d]	4,138,200
	Choice Hotels International, Inc.
3,445,000	5.750%, 7/1/2022	3,823,950

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
263

HIGH YIELD PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (90.2%)	Value
Consumer Cyclical (12.9%) - continued
	Cinemark USA, Inc.
$4,475,000	4.875%, 6/1/2023	$4,519,750
	Dana Financing Luxembourg SARL
3,925,000	6.500%, 6/1/2026[d]	4,239,000
	Hanesbrands, Inc.
3,070,000	4.875%, 5/15/2026[d]	3,188,962
	Hertz Corporation
2,135,000	7.625%, 6/1/2022[d,e]	2,201,719
	Hilton Escrow Issuer, LLC
2,650,000	4.250%, 9/1/2024	2,703,000
	KAR Auction Services, Inc.
2,670,000	5.125%, 6/1/2025[d]	2,776,800
	KB Home
2,000,000	8.000%, 3/15/2020	2,249,560
	L Brands, Inc.
1,570,000	6.625%, 4/1/2021	1,727,000
1,860,000	5.625%, 2/15/2022	1,985,364
	Landry’s, Inc.
3,700,000	6.750%, 10/15/2024[d]	3,741,625
	Lennar Corporation
3,710,000	4.125%, 1/15/2022	3,830,575
1,525,000	4.500%, 4/30/2024	1,570,415
1,590,000	4.750%, 5/30/2025	1,661,550
	Live Nation Entertainment, Inc.
3,265,000	4.875%, 11/1/2024[d]	3,379,275
	LKQ Corporation
4,005,000	4.750%, 5/15/2023	4,150,181
	Mattamy Group Corporation
3,180,000	6.875%, 12/15/2023[d]	3,321,112
1,070,000	6.500%, 10/1/2025[d]	1,096,750
	New Red Finance, Inc.
2,410,000	5.000%, 10/15/2025[d,g]	2,452,175
	Prime Security Services Borrower, LLC
3,250,000	9.250%, 5/15/2023[d]	3,586,570
	Regal Entertainment Group
1,610,000	5.750%, 2/1/2025	1,630,125
	RHP Hotel Properties, LP
790,000	5.000%, 4/15/2021	807,775
960,000	5.000%, 4/15/2023	993,600
	Rite Aid Corporation
3,160,000	6.125%, 4/1/2023[d,e]	3,073,100
	Scientific Games International, Inc.
2,190,000	6.625%, 5/15/2021	2,244,750
2,120,000	7.000%, 1/1/2022d	2,249,850
2,650,000	10.000%, 12/1/2022	2,934,875
	Seminole Indian Tribe of Florida
2,710,000	7.804%, 10/1/2020*	2,737,100
	ServiceMaster Company, LLC
2,670,000	5.125%, 11/15/2024[d]	2,743,425
	Six Flags Entertainment Corporation
5,355,000	4.875%, 7/31/2024[d]	5,448,713
	Station Casinos, LLC
530,000	5.000%, 10/1/2025[d]	531,272
	Studio City Finance, Ltd.
2,665,000	8.500%, 12/1/2020[d]	2,741,619
	Toll Brothers Finance Corporation
2,660,000	4.875%, 11/15/2025	2,770,390
	Tunica-Biloxi Gaming Authority
4,570,000	9.000%, 11/15/2015*,f	1,553,800
	Wabash National Corporation
2,145,000	5.500%, 10/1/2025[d]	2,187,900
	West Corporation
1,760,000	5.375%, 7/15/2022[d]	1,777,600

Principal Amount	Long-Term Fixed Income (90.2%)	Value
Consumer Cyclical (12.9%) - continued
	Yum! Brands, Inc.
$2,090,000	5.250%, 6/1/2026[d]	$2,215,400

	Total	109,318,342

Consumer Non-Cyclical (9.5%)
	Air Medical Merger Sub Corporation
3,190,000	6.375%, 5/15/2023[d,e]	3,070,375
	Albertsons Companies, LLC
2,620,000	6.625%, 6/15/2024[e]	2,439,875
	Cott Beverages, Inc.
3,265,000	5.375%, 7/1/2022	3,403,762
	Cott Holdings, Inc.
2,138,000	5.500%, 4/1/2025[d]	2,224,589
	Endo Finance, LLC
530,000	5.875%, 10/15/2024[d,e]	555,175
	Energizer Holdings, Inc.
4,240,000	5.500%, 6/15/2025[d]	4,462,600
	Envision Healthcare Corporation
3,795,000	5.125%, 7/1/2022[d]	3,937,313
	HCA, Inc.
2,645,000	6.500%, 2/15/2020	2,879,744
4,810,000	5.875%, 3/15/2022	5,327,075
2,035,000	4.750%, 5/1/2023	2,154,556
3,705,000	5.375%, 2/1/2025	3,904,144
	JBS USA, LLC
3,250,000	5.875%, 7/15/2024[d]	3,258,125
3,470,000	5.750%, 6/15/2025[d]	3,456,988
	Lamb Weston Holdings, Inc.
1,580,000	4.625%, 11/1/2024[d]	1,647,150
	MPH Acquisition Holdings, LLC
4,190,000	7.125%, 6/1/2024[d]	4,504,250
	Pilgrim’s Pride Corporation
2,140,000	5.750%, 3/15/2025[d]	2,209,550
	Post Holdings, Inc.
1,590,000	5.500%, 3/1/2025[d]	1,649,625
3,210,000	5.000%, 8/15/2026[d]	3,203,981
	Revlon Consumer Products Corporation
2,130,000	5.750%, 2/15/2021[e]	1,858,425
	Spectrum Brands, Inc.
2,120,000	5.750%, 7/15/2025	2,257,800
	Teleflex, Inc.
2,525,000	5.250%, 6/15/2024	2,670,187
	Tenet Healthcare Corporation
3,250,000	6.000%, 10/1/2020	3,463,557
530,000	7.500%, 1/1/2022[d,e]	561,138
	Valeant Pharmaceuticals International
2,600,000	7.250%, 7/15/2022[d,e]	2,535,000
	Valeant Pharmaceuticals International, Inc.
1,590,000	5.625%, 12/1/2021[d]	1,488,637
7,910,000	5.500%, 3/1/2023[d]	6,941,025
1,605,000	5.875%, 5/15/2023[d]	1,418,419
	VPII Escrow Corporation
3,170,000	7.500%, 7/15/2021[d]	3,162,075

	Total	80,645,140

Energy (14.2%)
	Alliance Resource Operating Partners, LP
2,670,000	7.500%, 5/1/2025[d]	2,770,125
	Antero Resources Corporation
1,585,000	5.125%, 12/1/2022	1,620,663
2,640,000	5.625%, 6/1/2023	2,752,200

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
264

HIGH YIELD PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (90.2%)	Value
Energy (14.2%) - continued
	California Resources Corporation
$3,180,000	8.000%, 12/15/2022[d,e]	$2,067,000
	Cheniere Corpus Christi Holdings, LLC
2,200,000	7.000%, 6/30/2024	2,499,750
2,750,000	5.875%, 3/31/2025	2,959,688
	Cheniere Energy Partners, LP
4,200,000	5.250%, 10/1/2025[d]	4,294,500
	Chesapeake Energy Corporation
3,446,000	8.000%, 1/15/2025[d,e]	3,480,460
	Concho Resources, Inc.
3,425,000	4.375%, 1/15/2025	3,604,813
	Continental Resources, Inc.
3,670,000	5.000%, 9/15/2022	3,729,637
2,610,000	4.500%, 4/15/2023	2,616,525
	Diamondback Energy, Inc.
2,105,000	4.750%, 11/1/2024	2,147,100
	Energy Transfer Equity, LP
4,245,000	5.500%, 6/1/2027	4,467,863
	Ensco plc
3,740,000	4.500%, 10/1/2024[e]	3,104,200
	Holly Energy Partners, LP
1,455,000	6.000%, 8/1/2024[d]	1,525,931
	Hornbeck Offshore Services, Inc.
2,115,000	5.875%, 4/1/2020[e]	1,374,750
1,590,000	5.000%, 3/1/2021	802,950
	MEG Energy Corporation
4,820,000	6.375%, 1/30/2023[d]	4,205,450
	MPLX, LP
4,740,000	4.875%, 12/1/2024	5,108,011
	Murphy Oil Corporation
1,310,000	6.875%, 8/15/2024	1,396,774
1,870,000	5.750%, 8/15/2025	1,926,287
	Noble Holding International, Ltd.
2,120,000	7.750%, 1/15/2024[e]	1,881,500
	ONEOK, Inc.
2,675,000	7.500%, 9/1/2023	3,201,413
	Plains All American Pipeline, LP
3,205,000	4.650%, 10/15/2025	3,299,426
	Precision Drilling Corporation
1,464,879	6.625%, 11/15/2020	1,470,372
1,060,000	6.500%, 12/15/2021	1,073,250
1,180,000	7.750%, 12/15/2023	1,203,600
1,350,000	5.250%, 11/15/2024	1,242,000
	Range Resources Corporation
4,180,000	5.000%, 3/15/2023[d]	4,148,650
	Rice Energy, Inc.
4,605,000	6.250%, 5/1/2022	4,812,225
1,060,000	7.250%, 5/1/2023	1,144,800
	Rowan Companies, Inc.
3,475,000	4.875%, 6/1/2022	3,249,125
	Sabine Pass Liquefaction, LLC
2,085,000	5.625%, 3/1/2025	2,299,303
2,620,000	5.875%, 6/30/2026	2,930,020
	Southwestern Energy Company
4,285,000	7.500%, 4/1/2026	4,451,044
	Sunoco, LP
1,330,000	6.375%, 4/1/2023	1,413,125
	Tesoro Corporation
4,745,000	4.750%, 12/15/2023[d]	5,118,535
	Tesoro Logistics, LP
2,130,000	6.250%, 10/15/2022	2,265,787
	Transocean, Inc.
2,675,000	7.500%, 4/15/2031	2,434,250

Principal Amount	Long-Term Fixed Income (90.2%)	Value
Energy (14.2%) - continued
	Ultra Resources, Inc.
$1,600,000	6.875%, 4/15/2022[d]	$1,632,000
1,070,000	7.125%, 4/15/2025[d,e]	1,080,700
	Weatherford International, Ltd.
2,095,000	7.750%, 6/15/2021[e]	2,178,800
2,355,000	4.500%, 4/15/2022	2,190,150
	Williams Companies, Inc.
2,675,000	4.550%, 6/24/2024	2,768,625
	WPX Energy, Inc.
1,466,000	7.500%, 8/1/2020	1,594,275
2,670,000	8.250%, 8/1/2023	2,993,738

	Total	120,531,390

Financials (8.5%)
	Aircastle, Ltd.
1,920,000	5.000%, 4/1/2023	2,054,400
3,407,000	4.125%, 5/1/2024	3,526,245
	Ally Financial, Inc.
4,670,000	4.125%, 3/30/2020	4,810,100
2,380,000	4.125%, 2/13/2022	2,458,778
	ASP AMC Merger Sub, Inc.
5,200,000	8.000%, 5/15/2025[d]	5,005,000
	Centene Escrow Corporation
4,440,000	6.125%, 2/15/2024	4,800,750
	CyrusOne, LP
1,870,000	5.000%, 3/15/2024[d]	1,968,175
	Drawbridge Special Opportunities Fund, LP
3,785,000	5.000%, 8/1/2021[d]	3,856,752
	Grinding Media, Inc.
3,500,000	7.375%, 12/15/2023[d]	3,797,500
	Icahn Enterprises, LP
3,860,000	6.000%, 8/1/2020	3,983,327
1,870,000	6.250%, 2/1/2022	1,949,475
	Jefferies Finance, LLC
2,650,000	7.375%, 4/1/2020*	2,732,812
	Lloyds Banking Group plc
2,140,000	6.657%, 5/21/2037[d,h]	2,450,300
	MPT Operating Partnership, LP
1,192,000	6.375%, 2/15/2022	1,230,502
3,010,000	5.500%, 5/1/2024	3,156,737
1,340,000	5.000%, 10/15/2027	1,373,500
	Park Aerospace Holdings, Ltd.
4,275,000	5.250%, 8/15/2022[d]	4,441,191
4,000,000	4.500%, 3/15/2023[d]	3,994,440
	Quicken Loans, Inc.
5,855,000	5.750%, 5/1/2025[d]	6,147,750
	Royal Bank of Scotland Group plc
2,940,000	7.500%, 8/10/2020[h]	3,078,915
	VEREIT Operating Partnership, LP
3,955,000	4.875%, 6/1/2026	4,232,893
	VFH Parent, LLC
800,000	6.750%, 6/15/2022[d]	833,000

	Total	71,882,542

Foreign Government (0.4%)
	Argentina Government International Bond
3,180,000	6.875%, 1/26/2027	3,434,400

	Total	3,434,400

Technology (6.5%)
	Alliance Data Systems Corporation
6,880,000	5.375%, 8/1/2022[d]	7,086,400

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
265

HIGH YIELD PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (90.2%)	Value
Technology (6.5%) - continued
	Brocade Communications Systems, Inc.
$3,790,000	4.625%, 1/15/2023	$3,884,750
	CommScope Technologies Finance, LLC
4,775,000	6.000%, 6/15/2025[d]	5,103,281
	Diamond Finance Corporation
1,050,000	5.875%, 6/15/2021[d]	1,097,691
1,570,000	7.125%, 6/15/2024[d]	1,734,426
	Equinix, Inc.
3,185,000	5.750%, 1/1/2025	3,427,856
1,030,000	5.875%, 1/15/2026	1,131,713
	First Data Corporation
3,000,000	5.375%, 8/15/2023[d]	3,138,000
1,910,000	7.000%, 12/1/2023[d]	2,039,498
	Harland Clarke Holdings Corporation
2,120,000	8.375%, 8/15/2022[d]	2,268,400
	Inception Merger Sub, Inc.
4,240,000	8.625%, 11/15/2024[d,e]	4,520,900
	Micron Technology, Inc.
4,730,000	5.250%, 8/1/2023[d]	4,933,390
	Plantronics, Inc.
2,390,000	5.500%, 5/31/2023[d]	2,479,625
	Seagate HDD Cayman
1,870,000	4.750%, 1/1/2025	1,819,803
	Sensata Technologies BV
4,870,000	4.875%, 10/15/2023[d]	5,119,587
	SS&C Technologies Holdings, Inc.
1,590,000	5.875%, 7/15/2023	1,678,126
	Western Digital Corporation
3,200,000	10.500%, 4/1/2024	3,760,000

	Total	55,223,446

Transportation (3.0%)
	American Airlines Pass Through Trust
2,988,954	5.600%, 7/15/2020[d]	3,130,929
	Dynagas LNG Partners, LP
2,130,000	6.250%, 10/30/2019	2,119,350
	Eletson Holdings, Inc.
2,170,000	9.625%, 1/15/2022*	1,725,150
	Navios Maritime Holdings, Inc.
1,205,000	8.125%, 2/15/2019	1,150,775
1,895,000	8.125%, 11/15/2021[d]	1,568,112
	Navios South American Logistics, Inc.
1,900,000	7.250%, 5/1/2022[d,e]	1,876,250
	Teekay Offshore Partners, LP
3,790,000	6.000%, 7/30/2019	3,752,100
	United Continental Holdings, Inc.
3,000,000	4.250%, 10/1/2022	3,022,500
	XPO Logistics, Inc.
4,710,000	6.500%, 6/15/2022[d]	4,945,500
1,570,000	6.125%, 9/1/2023[d]	1,638,688

	Total	24,929,354

Utilities (3.5%)
	Calpine Corporation
2,840,000	5.375%, 1/15/2023[e]	2,765,876
	Covanta Holding Corporation
1,850,000	6.375%, 10/1/2022	1,900,875
	Dynegy, Inc.
2,670,000	7.375%, 11/1/2022[e]	2,790,150
	Electricite de France SA
2,500,000	5.250%, 1/29/2023[d,h]	2,594,525

Principal Amount	Long-Term Fixed Income (90.2%)	Value
Utilities (3.5%) - continued
	NGPL Pipeco, LLC
$4,285,000	4.875%, 8/15/2027[d]	$4,490,038
	NRG Energy, Inc.
2,140,000	6.625%, 3/15/2023[e]	2,212,225
1,600,000	6.250%, 5/1/2024[e]	1,664,000
3,310,000	7.250%, 5/15/2026	3,549,975
	Tallgrass Energy Partners, LP
5,745,000	5.500%, 1/15/2028[d]	5,838,356
	Tesoro Logistics, LP
2,000,000	5.250%, 1/15/2025	2,142,500

	Total	29,948,520

	Total Long-Term Fixed Income (cost $741,283,130)	764,213,204

Shares	Preferred Stock (1.2%)	Value
Consumer Non-Cyclical (0.1%)
43,350	CHS, Inc., 7.100%[h]	1,257,584

	Total	1,257,584

Financials (1.1%)
1,600	Bank of America Corporation, Convertible, 7.250%[h]	2,082,352
53,000	Federal National Mortgage Association, 0.000%[h,i]	369,410
80,000	GMAC Capital Trust I, 7.100%[j]	2,112,000
86,021	Goldman Sachs Group, Inc., 5.500%[h]	2,344,072
1,560	Wells Fargo & Company, Convertible, 7.500%[h]	2,051,400

	Total	8,959,234

	Total Preferred Stock (cost $9,981,086)	10,216,818

Shares	Registered Investment Companies (0.5%)	Value
Equity Funds/Exchange Traded Funds (0.5%)
28,896	Energy Select Sector SPDR Fund	1,978,798
58,250	SPDR S&P Oil & Gas Exploration & Production ETF[e]	1,985,742

	Total	3,964,540

	Total Registered Investment Companies (cost $3,739,251)	3,964,540

Shares	Common Stock (<0.1%)	Value
Consumer Discretionary (<0.1%)
121,520	TVMAX Holdings, Inc.[i,k]	12

	Total	12

Industrials (<0.1%)
930,630	Abengoa SA, Class Ai	31,897
9,928,936	Abengoa SA, Class Bi	129,085

	Total	160,982

	Total Common Stock (cost $6,530,225)	160,994

Shares	Collateral Held for Securities Loaned (9.2%)	Value
77,825,324	Thrivent Cash Management Trust	77,825,324

	Total Collateral Held for Securities Loaned (cost $77,825,324)	77,825,324

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
266

HIGH YIELD PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares or Principal Amount	Short-Term Investments (4.1%)[l]	Value
	Federal Home Loan Bank
700,000	1.020%, 10/3/2017	$699,981
	Federal Home Loan Bank Discount Notes
1,500,000	1.030%, 10/6/2017	1,499,835
2,600,000	1.022%, 10/20/2017	2,598,713
1,575,000	1.027%, 10/25/2017	1,574,003
100,000	1.050%, 11/10/2017	99,892
	Thrivent Core Short-Term Reserve Fund
1,605,423	1.340%	16,054,231
	U.S. Treasury Bills
6,400,000	1.130%, 10/5/2017	6,399,615
1,000,000	1.110%, 10/12/2017	999,744
4,500,000	1.060%, 10/19/2017	4,498,056

	Total Short-Term Investments (cost $34,422,303)	34,424,070

	Total Investments (cost $899,055,215) 108.2%	$915,992,045

	Other Assets and Liabilities, Net (8.2%)	(69,060,913)

	Total Net Assets 100.0%	$846,931,132

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes payment-in-kind security. The security paid an interest or dividend payment with additional fixed income or equity securities in lieu of, or in addition to a cash payment. The cash rate and/or payment-in-kind rate shown are as of 9/29/2017.

c

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 29, 2017.

d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of September 29, 2017, the value of these investments was $408,871,125 or 48.3% of total net assets.

e	All or a portion of the security is on loan.
f	Defaulted security. Interest is not being accrued.
g	Denotes investments purchased on a when-issued or delayed delivery basis.
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
i	Non-income producing security.
j	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 29, 2017.
k

Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the Notes to Financial Statements.

l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in High Yield Portfolio as of September 29, 2017 was $11,936,866 or 1.4% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of September 29, 2017.

Security	Acquisition Date	Cost
Digicel, Ltd., 4/15/2021	3/19/2013	$3,220,000
Eletson Holdings, Inc., 1/15/2022	12/12/2013	2,139,989
Jefferies Finance, LLC, 4/1/2020	3/19/2013	2,650,000
Midwest Vanadium, Pty. Ltd., 2/15/2018	2/9/2011	3,028,997
Seminole Indian Tribe of Florida, 10/1/2020	7/8/2010	2,614,035
Tunica-Biloxi Gaming Authority, 11/15/2017	11/8/2005	4,585,435

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Portfolio as of September 29, 2017:

Securities Lending Transactions
Common Stock	$1,984,038
Taxable Debt Security	69,954,627

Total lending	$71,938,665
Gross amount payable upon return of collateral for securities loaned	$77,825,324

Net amounts due to counterparty	$5,886,659

    Definitions:

ETF	-	Exchange Traded Fund
Fac.	-	Facility/Facilities
PIK	-	Payment-In-Kind
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Reference Rate Index:
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
267

HIGH YIELD PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 29, 2017, in valuing High Yield Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	3,382,772	–	3,382,772	–
Capital Goods	2,241,404	–	2,241,404	–
Communications Services	12,934,893	–	12,934,893	–
Consumer Cyclical	5,497,638	–	5,497,638	–
Energy	1,130,388	–	1,130,388	–
Long-Term Fixed Income
Asset-Backed Securities	1,159,044	–	1,159,044	–
Basic Materials	65,297,158	–	65,297,158	–
Capital Goods	80,256,179	–	80,256,179	–
Communications Services	121,587,689	–	121,587,689	–
Consumer Cyclical	109,318,342	–	109,318,342	–
Consumer Non-Cyclical	80,645,140	–	80,645,140	–
Energy	120,531,390	–	120,531,390	–
Financials	71,882,542	–	71,882,542	–
Foreign Government	3,434,400	–	3,434,400	–
Technology	55,223,446	–	55,223,446	–
Transportation	24,929,354	–	24,929,354	–
Utilities	29,948,520	–	29,948,520	–
Preferred Stock
Consumer Non-Cyclical	1,257,584	1,257,584	–	–
Financials	8,959,234	8,959,234	–	–
Registered Investment Companies
Equity Funds/Exchange Traded Funds	3,964,540	3,964,540	–	–
Common Stock
Consumer Discretionary	12	–	–	12
Industrials	160,982	–	160,982	–
Short-Term Investments	18,369,839	–	18,369,839	–

Subtotal Investments in Securities	$822,112,490	$14,181,358	$807,931,120	$12

Other Investments*	Total
Short-Term Investments	16,054,231
Collateral Held for Securities Loaned	77,825,324

Subtotal Other Investments	$93,879,555

Total Investments at Value	$915,992,045

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended September 29, 2017. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
268

HIGH YIELD PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated portfolios.

A summary of transactions (in thousands) for the fiscal year to date, in High Yield Portfolio, is as follows:

Portfolio	Value 12/31/2016	Gross Purchases	Gross Sales	Gain/ (Loss)	Unrealized Appreciation/ (Depreciation)	Shares Held at 9/29/2017	Value 9/29/2017	Income Earned 1/1/2017 -9/29/2017
Cash Management Trust- Collateral Investment	$74,874	$272,971	$270,020	$–	$–	77,825	$77,825	$445
Core Short-Term Reserve Fund	11,680	165,531	161,157	–	–	1,605	16,054	284
Total Value and Income Earned	$86,554			$–	$–		$93,879	$729

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
269

INCOME PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Bank Loans (2.5%)[a]	Value
Basic Materials (0.2%)
	Arch Coal, Inc., Term Loan
$255,000	0.000%, (LIBOR 3M + 3.250%), 3/7/2024[b,c]	$255,717
	Big River Steel, LLC, Term Loan
245,000	6.333%, (LIBOR 3M + 5.000%), 8/15/2023[d]	247,450
	Contura Energy, Inc., Term Loan
218,250	6.280%, (LIBOR 2M + 5.000%), 3/17/2024	214,703
	Ineos Finance, LLC, Term Loan
833,700	3.985%, (LIBOR 1M + 2.750%), 3/31/2022	839,086
	Peabody Energy Corporation, Term Loan
400,000	0.000%, (LIBOR 1M + 3.500%), 3/31/2022[b,c]	401,752
	Tronox Finance, LLC, Term Loan
725,000	0.000%, (LIBOR 3M + 3.000%), 9/14/2024[b,c]	727,566

	Total	2,686,274

Capital Goods (0.3%)
	Advanced Disposal Services, Inc., Term Loan
1,179,240	3.947%, (LIBOR 1W + 2.750%), 11/10/2023	1,186,115
	Berry Plastics Corporation, Term Loan
631,808	3.485%, (LIBOR 1M + 2.250%), 2/8/2020	633,672
265,000	3.485%, (LIBOR 1M + 2.250%), 1/6/2021	265,729
209,474	3.485%, (LIBOR 1M + 2.250%), 1/19/2024	209,591
	Cortes NP Intermediate Holding II Corporation, Term Loan
810,000	5.239%, (LIBOR 1M + 4.000%), 11/30/2023	815,735
	Sterigenics-Nordion Holdings, LLC, Term Loan
1,282,381	4.235%, (LIBOR 1M + 3.000%), 5/15/2022[d]	1,282,381

	Total	4,393,223

Communications Services (0.7%)
	Altice Financing SA, Term Loan
219,450	4.054%, (LIBOR 3M + 2.750%), 7/15/2025	219,588
	Beasley Broadcast Group, Inc., Term Loan
264,906	7.238%, (LIBOR 1M + 6.000%), 11/1/2023	267,555
	Cengage Learning Acquisitions, Term Loan
829,810	5.485%, (LIBOR 1M + 4.250%), 6/7/2023	763,276
	Coral-US Co-Borrower, LLC, Term Loan
1,010,000	4.735%, (LIBOR 1M + 3.500%), 11/19/2024	998,637
	Frontier Communications Corporation, Term Loan
448,875	4.990%, (LIBOR 1M + 3.750%), 6/1/2024	425,592

Principal Amount	Bank Loans (2.5%)[a]	Value
Communications Services (0.7%) - continued
	Hargray Merger Subsidiary Corporation, Term Loan
$174,563	4.235%, (LIBOR 1M + 3.000%), 3/24/2024	$175,072
	Intelsat Jackson Holdings SA, Term Loan
239,713	4.071%, (LIBOR 3M + 2.750%), 6/30/2019	238,838
	Level 3 Financing, Inc., Term Loan
800,000	3.486%, (LIBOR 1M + 2.250%), 2/22/2024	799,376
	LTS Buyer, LLC, Term Loan
1,524,184	4.485%, (LIBOR 1M + 3.250%), 4/13/2020	1,525,144
	McGraw-Hill Global Education Holdings, LLC, Term Loan
752,925	5.235%, (LIBOR 1M + 4.000%), 5/4/2022	738,537
	NEP/NCP Holdco, Inc., Term Loan
537,265	4.485%, (LIBOR 1M + 3.250%), 7/21/2022	535,696
	SFR Group SA, Term Loan
199,500	4.061%, (LIBOR 3M + 2.750%), 6/22/2025	198,453
	Sprint Communications, Inc., Term Loan
960,175	3.750%, (LIBOR 1M + 2.500%), 2/2/2024	960,780
	TNS, Inc., Term Loan
1,134,818	5.240%, (LIBOR 1M + 4.000%), 2/15/2020[b,c]	1,136,589
	Univision Communications, Inc., Term Loan
1,587,039	3.985%, (LIBOR 1M + 2.750%), 3/15/2024	1,572,168
	WideOpenWest Finance, LLC, Term Loan
670,000	4.484%, (LIBOR 1M + 3.250%), 8/6/2023	668,325

	Total	11,223,626

Consumer Cyclical (0.4%)
	Amaya Holdings BV, Term Loan
1,524,900	4.833%, (LIBOR 3M + 3.500%), 8/1/2021	1,528,712
	Burlington Coat Factory Warehouse Corporation, Term Loan
1,301,838	3.990%, (LIBOR 1M + 2.750%), 7/29/2021	1,304,285
	Golden Entertainment, Inc., Term Loan
615,000	0.000%, (LIBOR 3M + 3.000%), 8/15/2024[b,c]	611,156
	Golden Nugget, Inc., Term Loan
515,000	0.000%, (LIBOR 3M + 3.250%), 10/4/2023[b,c]	517,575
	Mohegan Tribal Gaming Authority, Term Loan
694,986	5.235%, (LIBOR 1M + 4.000%), 10/13/2023[b,c]	701,193

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
270

INCOME PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Bank Loans (2.5%)[a]	Value
Consumer Cyclical (0.4%) - continued
	Scientific Games International, Inc., Term Loan
$955,000	4.514%, (LIBOR 2M + 3.250%), 8/14/2024	$955,898

	Total	5,618,819

Consumer Non-Cyclical (0.4%)
	Air Medical Group Holdings, Inc., Term Loan
882,770	5.237%, (LIBOR 1M + 4.000%), 4/28/2022	881,446
195,000	0.000%, (LIBOR 1M + 4.000%), 9/26/2024[b,c]	194,756
	Albertson’s, LLC, Term Loan
286,436	4.330%, (LIBOR 3M + 3.000%), 12/21/2022	275,747
519,519	4.317%, (LIBOR 3M + 3.000%), 6/22/2023	498,738
	CHS/Community Health Systems, Inc., Term Loan
455,480	4.317%, (LIBOR 3M + 3.000%), 1/27/2021	452,196
	JBS USA LUX SA, Term Loan
800,975	3.804%, (LIBOR 3M + 2.500%), 10/30/2022	790,963
	MPH Acquisition Holdings, LLC, Term Loan
448,578	4.333%, (LIBOR 3M + 3.000%), 6/7/2023	451,803
	Ortho-Clinical Diagnostics, Inc., Term Loan
712,119	5.083%, (LIBOR 3M + 3.750%), 6/30/2021	713,828
	Revlon Consumer Products Corporation, Term Loan
298,492	4.735%, (LIBOR 1M + 3.500%), 9/7/2023	266,966
	Valeant Pharmaceuticals International, Inc., Term Loan
1,791,765	5.990%, (LIBOR 1M + 4.750%), 4/1/2022	1,823,300

	Total	6,349,743

Energy (<0.1%)
	Houston Fuel Oil Terminal, LLC, Term Loan
458,828	4.830%, (LIBOR 3M + 3.500%), 8/19/2021	459,117
	MRC Global US, Inc., Term Loan
185,000	0.000%, (LIBOR 1M + 3.500%), 9/15/2024[b,c,d]	186,850

	Total	645,967

Financials (0.1%)
	ASP AMC Merger Sub, Inc., Term Loan
639,236	4.833%, (LIBOR 3M + 3.500%), 4/13/2024	630,178
	Avolon TLB Borrower 1 (Luxembourg) SARL, Term Loan
269,325	3.986%, (LIBOR 1M + 2.750%), 3/20/2022	269,828

Principal Amount	Bank Loans (2.5%)[a]	Value
Financials (0.1%) - continued
	Avolon TLB Borrower 1 US, LLC, Term Loan
$540,000	0.000%, (LIBOR 3M + 2.250%), 4/3/2022[b,c]	$541,010

	Total	1,441,016

Technology (0.3%)
	First Data Corporation, Term Loan
966,862	3.737%, (LIBOR 1M + 2.500%), 4/26/2024	969,801
	Harland Clarke Holdings Corporation, Term Loan
618,418	7.333%, (LIBOR 3M + 6.000%), 12/31/2021	621,510
	ON Semiconductor Corporation, Term Loan
114,632	3.485%, (LIBOR 1M + 2.250%), 3/31/2023	114,978
	Rackspace Hosting, Inc., Term Loan
418,950	4.311%, (LIBOR 3M + 3.000%), 11/3/2023	417,798
	Syniverse Holdings, Inc., Term Loan
599,563	4.311%, (LIBOR 3M + 3.000%), 4/23/2019	579,328
	Western Digital Corporation, Term Loan
704,675	3.985%, (LIBOR 1M + 2.750%), 4/29/2023	708,374
	Xerox Business Services, LLC, Term Loan
397,995	5.235%, (LIBOR 1M + 4.000%), 12/7/2023	399,241

	Total	3,811,030

Transportation (0.1%)
	Arctic LNG Carriers, Ltd., Term Loan
718,200	5.735%, (LIBOR 1M + 4.500%), 5/18/2023	723,141
	XPO Logistics, Inc., Term Loan
405,000	3.554%, (LIBOR 3M + 2.250%), 10/30/2021	405,709

	Total	1,128,850

	Total Bank Loans (cost $37,186,176)	37,298,548

Principal Amount	Long-Term Fixed Income (91.7%)	Value
Asset-Backed Securities (2.0%)
	Babson CLO, Ltd.
3,250,000	2.454%, (LIBOR 3M + 1.150%), 10/17/2026, Ser. 2014-IIA, Class AR*,e	3,262,184
	Carlyle Global Market Strategies CLO, Ltd.
2,600,000	2.504%, (LIBOR 3M + 1.200%), 10/15/2026, Ser. 2014-4A, Class A1R*,e	2,616,276
	Cent CLO 22, Ltd.
3,200,000	2.722%, (LIBOR 3M + 1.410%), 11/7/2026, Ser. 2014-22A, Class A1R*,e	3,206,797
	Delta Air Lines, Inc.
1,622,697	4.250%, 7/30/2023	1,690,850

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
271

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Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (91.7%)	Value
Asset-Backed Securities (2.0%) - continued
	Dryden 34 Senior Loan Fund CLO
$3,250,000	2.464%, (LIBOR 3M + 1.160%), 10/15/2026, Ser. 2014-34A, Class AR*,e	$3,267,283
	GMAC Mortgage Corporation Loan Trust
784,135	1.737%, (LIBOR 1M + 0.500%), 8/25/2035, Ser. 2005-HE1, Class A2[e,f]	774,417
1,485,783	1.414%, (LIBOR 1M + 0.180%), 12/25/2036, Ser. 2006-HE4, Class A1[e,f]	1,431,465
	IndyMac Seconds Asset-Backed Trust
420,859	1.577%, (LIBOR 1M + 0.340%), 10/25/2036, Ser. 2006-2B, Class Ae,f	265,172
	Magnetite XII, Ltd.
3,200,000	2.634%, (LIBOR 3M + 1.330%), 4/15/2027, Ser. 2015-12A, Class AR*,e	3,223,981
	OHA Loan Funding, LLC
3,250,000	2.457%, (LIBOR 3M + 1.150%), 10/20/2026, Ser. 2014-1A, Class A1R*,e	3,261,365
	Renaissance Home Equity Loan Trust
1,871,020	5.746%, 5/25/2036, Ser. 2006-1, Class AF6[g]	1,324,622
	Shackleton, Ltd.
3,200,000	2.674%, (LIBOR 3M + 1.370%), 4/15/2027, Ser. 2015-7A, Class AR*,e	3,204,026
	Symphony CLO XV, Ltd.
3,200,000	2.484%, (LIBOR 3M + 1.180%), 10/17/2026, Ser. 2014-15A, Class AR*,e	3,212,054

	Total	30,740,492

Basic Materials (3.0%)
	Agrium, Inc.
1,920,000	3.375%, 3/15/2025	1,931,048
	Anglo American Capital plc
3,200,000	3.625%, 9/11/2024[h]	3,190,692
	Cleveland-Cliffs, Inc.
640,000	5.750%, 3/1/2025[h]	614,400
	Dow Chemical Company
2,570,000	4.250%, 11/15/2020	2,713,147
1,920,000	3.000%, 11/15/2022	1,958,550
	First Quantum Minerals, Ltd.
640,000	7.000%, 2/15/2021[h]	658,400
	Georgia-Pacific, LLC
3,780,000	3.163%, 11/15/2021[h]	3,863,196
	Glencore Funding, LLC
3,180,000	4.125%, 5/30/2023[h]	3,310,539
2,880,000	4.000%, 3/27/2027[h,i]	2,896,245
	International Paper Company
2,240,000	3.000%, 2/15/2027	2,175,091
1,190,000	4.800%, 6/15/2044	1,279,034
	Kinross Gold Corporation
1,280,000	5.950%, 3/15/2024	1,420,800
	Krayton Polymers, LLC
640,000	7.000%, 4/15/2025[h]	686,400
	LyondellBasell Industries NV
1,900,000	6.000%, 11/15/2021	2,143,032
1,270,000	5.750%, 4/15/2024	1,455,146

Principal Amount	Long-Term Fixed Income (91.7%)	Value
Basic Materials (3.0%) - continued
	Novelis Corporation
$1,280,000	5.875%, 9/30/2026[h]	$1,299,200
	Sherwin-Williams Company
1,600,000	3.450%, 6/1/2027	1,606,770
	Vale Overseas, Ltd.
1,641,000	5.875%, 6/10/2021	1,807,151
1,280,000	4.375%, 1/11/2022	1,334,323
1,920,000	6.250%, 8/10/2026	2,184,000
	Westlake Chemical Corporation
3,200,000	3.600%, 8/15/2026	3,194,605
	Weyerhaeuser Company
2,570,000	7.375%, 3/15/2032	3,563,348
	Yara International ASA
50,000	7.875%, 6/11/2019[h]	54,281

	Total	45,339,398

Capital Goods (2.7%)
	AECOM
1,230,000	5.875%, 10/15/2024	1,362,471
	Ashtead Capital, Inc.
640,000	4.125%, 8/15/2025[h]	659,200
	BAE Systems plc
1,970,000	4.750%, 10/11/2021[h]	2,123,681
	Bombardier, Inc.
1,280,000	7.500%, 3/15/2025[h]	1,276,800
	Crown Cork & Seal Company, Inc.
1,280,000	7.375%, 12/15/2026	1,504,000
	Embraer Netherlands Finance BV
1,920,000	5.400%, 2/1/2027	2,079,360
	General Electric Capital Corporation
3,200,000	2.320%, (LIBOR 3M + 1.000%), 3/15/2023[e]	3,264,000
	General Electric Company
2,560,000	1.692%, (LIBOR 3M + 0.380%), 5/5/2026[e]	2,496,347
	Johnson Controls International plc
1,150,000	5.250%, 12/1/2041	1,304,069
	L3 Technologies, Inc.
2,560,000	4.750%, 7/15/2020	2,735,178
1,280,000	4.950%, 2/15/2021	1,372,499
3,200,000	3.950%, 5/28/2024	3,341,212
800,000	3.850%, 12/15/2026	829,688
	Republic Services, Inc.
3,170,000	3.550%, 6/1/2022	3,303,816
	Roper Technologies, Inc.
1,920,000	3.125%, 11/15/2022	1,943,292
2,240,000	3.800%, 12/15/2026	2,304,833
	Textron, Inc.
1,280,000	4.300%, 3/1/2024	1,357,247
630,000	3.875%, 3/1/2025	653,266
2,560,000	3.650%, 3/15/2027	2,583,726
	United Rentals North America, Inc.
1,250,000	5.500%, 7/15/2025	1,342,125
	Waste Management, Inc.
3,140,000	4.100%, 3/1/2045	3,315,535

	Total	41,152,345

Collateralized Mortgage Obligations (0.5%)
	CitiMortgage Alternative Loan Trust
1,291,613	5.750%, 4/25/2037, Ser. 2007-A4, Class 1A5	1,139,559
	Countrywide Alternative Loan Trust
1,658,315	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	1,598,992

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
272

INCOME PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (91.7%)	Value
Collateralized Mortgage Obligations (0.5%) - continued
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
$1,690,158	1.659%, (12 MTA + 0.770%), 4/25/2047, Ser. 2007-OA2, Class A1[e]	$1,564,070
	Wachovia Mortgage Loan Trust, LLC
959,681	3.534%, 5/20/2036, Ser. 2006-A, Class 2A1	864,723
	WaMu Mortgage Pass Through Certificates
409,708	1.527%, (LIBOR 1M + 0.290%), 10/25/2045, Ser. 2005-AR13, Class A1A1[e]	411,029
	Washington Mutual Mortgage Pass Through Certificates Trust
2,975,501	1.639%, (12 MTA + 0.750%), 2/25/2047, Ser. 2007-OA3, Class 2Ae	2,411,973

	Total	7,990,346

Communications Services (8.7%)
	21st Century Fox America, Inc.
1,900,000	7.625%, 11/30/2028	2,508,928
	America Movil SAB de CV
1,920,000	3.125%, 7/16/2022	1,967,192
	American Tower Corporation
3,500,000	3.450%, 9/15/2021	3,621,062
2,560,000	3.125%, 1/15/2027[i]	2,454,799
	AT&T, Inc.
3,310,000	3.800%, 3/15/2022	3,446,971
2,540,000	3.600%, 2/17/2023	2,612,536
3,190,000	4.450%, 4/1/2024	3,390,859
1,000,000	3.950%, 1/15/2025	1,026,782
1,240,000	3.400%, 5/15/2025	1,220,160
5,120,000	4.250%, 3/1/2027	5,260,082
2,250,000	4.900%, 8/14/2037	2,276,516
3,190,000	4.300%, 12/15/2042	2,977,067
3,200,000	4.750%, 5/15/2046	3,081,008
3,200,000	5.450%, 3/1/2047	3,383,151
	CCO Holdings, LLC
1,280,000	5.500%, 5/1/2026[h]	1,326,400
	Charter Communications Operating, LLC
4,370,000	4.464%, 7/23/2022	4,615,097
1,920,000	3.750%, 2/15/2028[h]	1,871,419
3,120,000	6.484%, 10/23/2045	3,666,624
	Comcast Corporation
3,740,000	3.375%, 8/15/2025	3,857,619
2,700,000	6.400%, 5/15/2038	3,560,149
	Cox Communications, Inc.
3,317,000	3.850%, 2/1/2025[h,i]	3,338,932
	Crown Castle International Corporation
960,000	3.400%, 2/15/2021	988,170
4,160,000	5.250%, 1/15/2023	4,603,691
2,700,000	4.450%, 2/15/2026	2,858,036
	Digicel, Ltd.
1,280,000	6.000%, 4/15/2021*	1,249,459
	Discovery Communications, LLC
3,200,000	4.900%, 3/11/2026	3,415,068
3,840,000	5.200%, 9/20/2047	3,894,510
	Level 3 Financing, Inc.
1,280,000	5.125%, 5/1/2023	1,301,600

Principal Amount	Long-Term Fixed Income (91.7%)	Value
Communications Services (8.7%) - continued
	Omnicom Group, Inc.
$4,245,000	4.450%, 8/15/2020	$4,508,845
940,000	3.650%, 11/1/2024	961,341
	S&P Global, Inc.
1,920,000	2.950%, 1/22/2027	1,845,943
	Scripps Networks Interactive, Inc.
3,110,000	3.500%, 6/15/2022	3,185,131
	SES Global Americas Holdings GP
3,180,000	2.500%, 3/25/2019[h]	3,171,622
	SFR Group SA
1,920,000	6.000%, 5/15/2022[h]	2,006,400
	Sprint Communications, Inc.
1,290,000	7.000%, 3/1/2020[h]	1,409,325
	Sprint Corporation
960,000	7.125%, 6/15/2024	1,080,000
	Time Warner Cable, Inc.
3,800,000	4.125%, 2/15/2021	3,944,960
	Time Warner Entertainment Company, LP
3,620,000	8.375%, 3/15/2023	4,496,825
	Time Warner, Inc.
1,210,000	4.750%, 3/29/2021	1,302,564
	Verizon Communications, Inc.
3,352,000	2.946%, 3/15/2022	3,407,990
2,740,000	3.500%, 11/1/2024	2,788,957
1,920,000	5.250%, 3/16/2037	2,104,579
3,830,000	4.862%, 8/21/2046	3,897,610
5,457,000	4.522%, 9/15/2048	5,277,559
	Virgin Media Secured Finance plc
1,280,000	5.250%, 1/15/2026[h]	1,332,800
	Vodafone Group plc
1,910,000	2.500%, 9/26/2022	1,911,440
1,270,000	4.375%, 2/19/2043	1,272,472
	Zayo Group, LLC
1,280,000	5.750%, 1/15/2027[h]	1,356,800

	Total	131,037,050

Consumer Cyclical (4.5%)
	Amazon.com, Inc.
1,600,000	3.150%, 8/22/2027[h]	1,606,154
4,480,000	4.050%, 8/22/2047[h]	4,529,790
	American Axle & Manufacturing, Inc.
640,000	6.250%, 4/1/2025[h,i]	652,800
	Cinemark USA, Inc.
640,000	4.875%, 6/1/2023	646,400
	CVS Health Corporation
3,190,000	2.750%, 12/1/2022	3,196,341
1,870,000	4.750%, 12/1/2022	2,044,614
1,600,000	3.875%, 7/20/2025	1,668,235
3,120,000	5.125%, 7/20/2045	3,586,130
	Dana, Inc.
640,000	6.000%, 9/15/2023	673,600
	Dollar Tree, Inc.
1,230,000	5.750%, 3/1/2023	1,297,158
	Ford Motor Credit Company, LLC
1,700,000	2.597%, 11/4/2019	1,714,186
2,575,000	4.250%, 9/20/2022	2,709,493
1,850,000	3.096%, 5/4/2023	1,833,079
2,510,000	3.664%, 9/8/2024	2,517,636
3,720,000	4.134%, 8/4/2025	3,820,019
	General Motors Company
1,230,000	5.000%, 4/1/2035	1,254,769
3,200,000	5.150%, 4/1/2038	3,279,427

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
273

INCOME PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (91.7%)	Value
Consumer Cyclical (4.5%) - continued
	General Motors Financial Company, Inc.
$3,100,000	3.450%, 4/10/2022	$3,150,081
3,830,000	3.700%, 5/9/2023	3,901,787
2,510,000	4.000%, 1/15/2025	2,559,025
	Hertz Corporation
640,000	7.625%, 6/1/2022[h]	660,000
	Home Depot, Inc.
960,000	2.125%, 9/15/2026	901,111
3,180,000	4.250%, 4/1/2046	3,427,854
	Hyundai Capital America
3,850,000	2.450%, 6/15/2021[h,i]	3,779,134
	Hyundai Capital Services, Inc.
1,920,000	3.000%, 3/6/2022[h]	1,902,980
	L Brands, Inc.
1,260,000	5.625%, 2/15/2022	1,344,924
	Lennar Corporation
1,250,000	4.500%, 11/15/2019	1,290,625
	Live Nation Entertainment, Inc.
1,280,000	4.875%, 11/1/2024[h]	1,324,800
	Mattamy Group Corporation
640,000	6.500%, 10/1/2025[h]	656,000
	MGM Resorts International
1,240,000	6.000%, 3/15/2023	1,367,100
	Scientific Games International, Inc.
1,280,000	7.000%, 1/1/2022[h]	1,358,400
	Visa, Inc.
2,860,000	3.150%, 12/14/2025	2,928,006
	Yum! Brands, Inc.
640,000	5.000%, 6/1/2024[h]	674,400

	Total	68,256,058

Consumer Non-Cyclical (9.8%)
	Abbott Laboratories
5,120,000	3.750%, 11/30/2026	5,251,510
1,440,000	4.750%, 11/30/2036	1,586,120
1,920,000	4.900%, 11/30/2046	2,143,248
	AbbVie, Inc.
4,460,000	3.200%, 5/14/2026	4,467,268
	Actavis Funding SCS
2,555,000	3.850%, 6/15/2024	2,664,596
2,560,000	3.800%, 3/15/2025	2,657,688
	Altria Group, Inc.
1,600,000	2.625%, 9/16/2026	1,539,688
	Amgen, Inc.
1,920,000	4.400%, 5/1/2045	2,004,631
	Anheuser-Busch InBev Finance, Inc.
2,570,000	3.300%, 2/1/2023	2,663,658
4,470,000	3.650%, 2/1/2026	4,622,539
3,210,000	4.700%, 2/1/2036	3,553,284
3,200,000	4.900%, 2/1/2046	3,641,873
	Anheuser-Busch InBev Worldwide, Inc.
4,320,000	3.750%, 1/15/2022	4,567,905
	BAT Capital Corporation
960,000	2.297%, 8/14/2020[h]	962,857
3,200,000	3.222%, 8/15/2024[h]	3,206,581
1,920,000	4.540%, 8/15/2047[h]	1,974,377
	Becton, Dickinson and Company
3,120,000	3.125%, 11/8/2021	3,179,737
1,920,000	3.363%, 6/6/2024	1,937,148
1,920,000	3.734%, 12/15/2024	1,960,543
	Boston Scientific Corporation
2,660,000	3.375%, 5/15/2022	2,728,502

Principal Amount	Long-Term Fixed Income (91.7%)	Value
Consumer Non-Cyclical (9.8%) - continued
	Bunge Limited Finance Corporation
$2,530,000	8.500%, 6/15/2019	$2,794,124
1,920,000	3.500%, 11/24/2020	1,975,831
	Cardinal Health, Inc.
1,280,000	3.079%, 6/15/2024	1,288,404
	Celgene Corporation
1,910,000	3.250%, 8/15/2022	1,970,605
	Constellation Brands, Inc.
640,000	3.500%, 5/9/2027	650,045
	Express Scripts Holding Company
3,810,000	4.500%, 2/25/2026	4,074,494
1,920,000	3.400%, 3/1/2027	1,891,994
2,550,000	4.800%, 7/15/2046	2,691,087
	Forest Laboratories, Inc.
2,550,000	5.000%, 12/15/2021[h]	2,786,218
	H. J. Heinz Company
3,120,000	3.500%, 7/15/2022	3,228,004
1,860,000	5.200%, 7/15/2045	2,036,338
	HCA, Inc.
1,920,000	4.750%, 5/1/2023	2,032,800
	Imperial Tobacco Finance plc
2,190,000	3.750%, 7/21/2022[h]	2,276,433
	JBS USA, LLC
630,000	7.250%, 6/1/2021[h]	642,600
	Kraft Foods Group, Inc.
4,390,000	3.500%, 6/6/2022	4,551,049
	Kraft Heinz Foods Company
1,280,000	3.000%, 6/1/2026	1,227,387
	Kroger Company
3,200,000	2.650%, 10/15/2026[i]	2,925,401
	Laboratory Corporation of America Holdings
1,250,000	3.200%, 2/1/2022	1,279,034
	Mylan, Inc.
1,920,000	3.125%, 1/15/2023[h]	1,921,526
	Newell Rubbermaid, Inc.
2,700,000	3.850%, 4/1/2023	2,838,009
	Pernod Ricard SA
3,130,000	5.750%, 4/7/2021[h]	3,470,263
1,910,000	4.450%, 1/15/2022[h]	2,050,805
	Post Holdings, Inc.
960,000	5.750%, 3/1/2027[h]	988,800
	Reckitt Benckiser Treasury Services plc
1,280,000	2.750%, 6/26/2024[h]	1,270,230
1,600,000	3.000%, 6/26/2027[h]	1,581,875
	Reynolds American, Inc.
1,560,000	5.850%, 8/15/2045	1,907,257
	Shire Acquisitions Investments Ireland Designated Activity Company
3,200,000	2.875%, 9/23/2023	3,183,032
1,280,000	3.200%, 9/23/2026	1,261,323
	Smithfield Foods, Inc.
1,900,000	2.650%, 10/3/2021[h]	1,897,666
	Teva Pharmaceutical Finance Company, LLC
3,200,000	6.150%, 2/1/2036[i]	3,466,036
	Teva Pharmaceutical Finance Netherlands III BV
7,030,000	3.150%, 10/1/2026[i]	6,478,380
	Thermo Fisher Scientific, Inc.
3,830,000	3.000%, 4/15/2023	3,891,995
1,280,000	2.950%, 9/19/2026	1,252,228

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
274

INCOME PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (91.7%)	Value
Consumer Non-Cyclical (9.8%) - continued
	Tyson Foods, Inc.
$1,280,000	3.550%, 6/2/2027	$1,294,155
	Valeant Pharmaceuticals International
1,920,000	6.375%, 10/15/2020[h,i]	1,921,805
	Watson Pharmaceuticals, Inc.
3,180,000	3.250%, 10/1/2022	3,262,088
	Whirlpool Corporation
2,605,000	3.700%, 3/1/2023	2,702,707
	Zoetis, Inc.
3,190,000	3.250%, 2/1/2023	3,297,616

	Total	147,573,397

Energy (11.0%)
	Anadarko Petroleum Corporation
3,830,000	5.550%, 3/15/2026[i]	4,270,088
	Antero Resources Corporation
1,280,000	5.625%, 6/1/2023	1,334,400
	BP Capital Markets plc
1,910,000	2.750%, 5/10/2023	1,915,732
2,490,000	3.814%, 2/10/2024	2,621,752
1,590,000	3.119%, 5/4/2026	1,588,797
2,560,000	3.017%, 1/16/2027	2,518,555
	Canadian Natural Resources, Ltd.
3,110,000	3.450%, 11/15/2021	3,206,880
1,600,000	3.850%, 6/1/2027	1,616,143
1,600,000	6.250%, 3/15/2038	1,920,312
	Cheniere Energy Partners, LP
960,000	5.250%, 10/1/2025[h]	981,600
	Concho Resources, Inc.
3,200,000	4.875%, 10/1/2047	3,337,869
	Continental Resources, Inc.
1,280,000	3.800%, 6/1/2024[i]	1,235,200
	El Paso Pipeline Partners Operating Company, LLC
3,850,000	5.000%, 10/1/2021	4,145,629
1,280,000	4.700%, 11/1/2042	1,229,311
	Enbridge Energy Partners, LP
2,550,000	5.200%, 3/15/2020	2,714,325
1,920,000	7.375%, 10/15/2045	2,472,145
	Enbridge, Inc.
1,920,000	6.000%, 1/15/2077	2,035,200
1,600,000	3.700%, 7/15/2027	1,618,377
1,920,000	5.500%, 12/1/2046	2,204,280
	Encana Corporation
2,880,000	6.625%, 8/15/2037	3,349,367
1,600,000	6.500%, 2/1/2038	1,893,041
	Energy Transfer Equity, LP
1,870,000	5.500%, 6/1/2027	1,968,175
	Energy Transfer Partners, LP
4,480,000	4.200%, 4/15/2027[i]	4,534,139
	EnLink Midstream Partners, LP
1,280,000	4.150%, 6/1/2025	1,291,980
960,000	4.850%, 7/15/2026	1,004,158
	Enterprise Products Operating, LLC
3,200,000	4.875%, 8/16/2077	3,216,000
1,930,000	6.650%, 4/15/2018	1,980,103
2,490,000	3.700%, 2/15/2026	2,556,357
1,690,000	7.034%, 1/15/2068	1,706,900
	EQT Corporation
1,280,000	3.000%, 10/1/2022[c]	1,281,986
4,400,000	3.900%, 10/1/2027[c]	4,398,838
	Halliburton Company
1,920,000	5.000%, 11/15/2045	2,104,669

Principal Amount	Long-Term Fixed Income (91.7%)	Value
Energy (11.0%) - continued
	Hornbeck Offshore Services, Inc.
$1,560,000	5.000%, 3/1/2021	$787,800
	Kinder Morgan, Inc.
1,280,000	5.000%, 2/15/2021[h]	1,372,994
	Magellan Midstream Partners, LP
1,280,000	5.000%, 3/1/2026	1,423,677
	Marathon Oil Corporation
2,560,000	2.800%, 11/1/2022	2,487,967
3,200,000	4.400%, 7/15/2027[i]	3,266,588
	Marathon Petroleum Corporation
3,220,000	6.500%, 3/1/2041	3,872,793
1,280,000	4.750%, 9/15/2044	1,272,661
	MPLX, LP
2,550,000	4.875%, 6/1/2025	2,733,527
1,920,000	5.200%, 3/1/2047	2,009,095
	Murphy Oil Corporation
640,000	5.750%, 8/15/2025	659,264
	Nabors Industries, Inc.
640,000	5.500%, 1/15/2023[i]	627,200
	NiSource Finance Corporation
1,920,000	4.375%, 5/15/2047	2,016,625
	Noble Energy, Inc.
1,280,000	5.050%, 11/15/2044	1,320,387
	ONEOK, Inc.
5,120,000	7.500%, 9/1/2023	6,127,565
1,280,000	4.000%, 7/13/2027	1,295,324
	Petrobras Global Finance BV
4,480,000	5.299%, 1/27/2025[h]	4,473,280
1,920,000	7.375%, 1/17/2027	2,113,920
2,253,275	5.999%, 1/27/2028[h]	2,253,275
	Petroleos Mexicanos
960,000	5.375%, 3/13/2022[h]	1,025,712
1,920,000	4.625%, 9/21/2023	1,983,168
	Pioneer Natural Resources Company
3,150,000	3.950%, 7/15/2022	3,309,203
	Plains All American Pipeline, LP
3,200,000	3.650%, 6/1/2022	3,216,035
	Regency Energy Partners, LP
3,190,000	5.000%, 10/1/2022	3,444,532
	Sabine Pass Liquefaction, LLC
1,910,000	5.750%, 5/15/2024	2,127,768
	Schlumberger Holdings Corporation
3,200,000	3.625%, 12/21/2022[h]	3,328,226
	Sempra Energy
3,200,000	3.250%, 6/15/2027	3,158,847
	Southwestern Energy Company
1,280,000	7.750%, 10/1/2027	1,328,000
	Spectra Energy Partners, LP
3,190,000	3.375%, 10/15/2026	3,153,786
	Suncor Energy, Inc.
1,920,000	3.600%, 12/1/2024	1,978,089
	Sunoco Logistics Partners Operations, LP
3,200,000	3.450%, 1/15/2023	3,225,595
	Tesoro Corporation
2,560,000	4.750%, 12/15/2023[h]	2,761,528
	Tesoro Logistics, LP
1,880,000	5.500%, 10/15/2019	1,978,700
	TransCanada Trust
1,280,000	5.300%, 3/15/2077	1,310,400
	Transcontinental Gas Pipe Line Company, LLC
1,925,000	7.850%, 2/1/2026	2,485,776
	Williams Partners, LP
1,930,000	4.500%, 11/15/2023	2,053,565

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
275

INCOME PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (91.7%)	Value
Energy (11.0%) - continued
$2,880,000	3.900%, 1/15/2025	$2,942,452
1,600,000	3.750%, 6/15/2027	1,596,993
	Woodside Finance, Ltd.
3,130,000	3.650%, 3/5/2025[h]	3,151,289

	Total	163,925,914

Financials (28.7%)
	Aegon NV
2,600,000	2.397%, (USISDA 10Y + 0.100%), 1/15/2018e,[j]	2,217,020
	AerCap Ireland Capital, Ltd.
3,200,000	5.000%, 10/1/2021	3,452,085
960,000	3.950%, 2/1/2022	998,973
	Aflac, Inc.
2,560,000	4.000%, 10/15/2046	2,552,693
	Air Lease Corporation
2,510,000	3.750%, 2/1/2022	2,616,708
1,260,000	4.250%, 9/15/2024	1,328,141
1,280,000	3.625%, 4/1/2027	1,280,321
	Allstate Corporation
2,880,000	4.200%, 12/15/2046	3,060,457
	American International Group, Inc.
3,130,000	4.500%, 7/16/2044	3,284,511
	Aon plc
1,910,000	3.875%, 12/15/2025	2,009,427
	Ares Capital Corporation
3,190,000	4.875%, 11/30/2018	3,280,452
	Associated Banc-Corporation
3,150,000	4.250%, 1/15/2025	3,235,009
	Assured Guaranty US Holdings, Inc.
3,200,000	5.000%, 7/1/2024	3,485,758
	Australia & New Zealand Banking Group, Ltd.
1,280,000	6.750%, 6/15/2026[h,i,j]	1,446,400
	AXA SA
2,580,000	8.600%, 12/15/2030	3,695,850
	Banco Santander SA
2,000,000	6.375%, 5/19/2019[j]	2,037,656
	Bank of America Corporation
3,380,000	7.625%, 6/1/2019	3,688,253
1,920,000	2.328%, 10/1/2021	1,917,590
1,000,000	4.100%, 7/24/2023	1,064,441
3,830,000	4.125%, 1/22/2024	4,075,019
2,830,000	4.200%, 8/26/2024	2,974,130
2,860,000	6.500%, 10/23/2024[j]	3,233,587
3,200,000	4.000%, 1/22/2025	3,310,210
2,750,000	3.950%, 4/21/2025	2,831,485
1,270,000	3.875%, 8/1/2025	1,329,864
3,200,000	3.093%, 10/1/2025	3,196,248
1,270,000	6.300%, 3/10/2026[i,j]	1,435,100
3,200,000	3.705%, 4/24/2028	3,266,339
1,950,000	5.875%, 2/7/2042	2,512,720
3,110,000	4.750%, 4/21/2045	3,421,109
	Barclays Bank plc
1,910,000	10.179%, 6/12/2021[h]	2,364,870
	Barclays plc
2,560,000	3.684%, 1/10/2023	2,624,770
1,280,000	4.836%, 5/9/2028	1,326,297
	Berkshire Hathaway, Inc.
2,860,000	2.750%, 3/15/2023	2,902,380
	Boston Properties, LP
3,200,000	2.750%, 10/1/2026	3,017,571
	BPCE SA
1,920,000	3.000%, 5/22/2022[h]	1,930,606
1,265,000	5.700%, 10/22/2023[h]	1,408,847

Principal Amount	Long-Term Fixed Income (91.7%)	Value
Financials (28.7%) - continued
$2,190,000	5.150%, 7/21/2024[h]	$2,360,117
	Camden Property Trust
3,140,000	3.500%, 9/15/2024	3,178,901
	Capital One Financial Corporation
3,190,000	4.200%, 10/29/2025	3,276,866
	Centene Escrow Corporation
1,270,000	5.625%, 2/15/2021	1,321,054
	Citigroup, Inc.
3,200,000	2.387%, (LIBOR 3M + 1.070%), 12/8/2021[e]	3,244,548
2,560,000	2.746%, (LIBOR 3M + 1.430%), 9/1/2023[e]	2,625,466
4,370,000	4.400%, 6/10/2025	4,609,610
3,305,000	5.500%, 9/13/2025	3,708,113
1,910,000	3.700%, 1/12/2026	1,957,517
2,490,000	4.450%, 9/29/2027	2,633,188
2,560,000	3.887%, 1/10/2028	2,626,979
2,560,000	4.281%, 4/24/2048	2,670,254
	Citizens Bank NA
2,560,000	2.550%, 5/13/2021	2,570,130
1,280,000	2.650%, 5/26/2022	1,279,928
	Citizens Financial Group, Inc.
1,280,000	2.375%, 7/28/2021	1,271,583
	CNA Financial Corporation
1,870,000	7.250%, 11/15/2023	2,257,749
	Commerzbank AG
3,200,000	8.125%, 9/19/2023[h]	3,890,051
	Compass Bank
1,575,000	2.750%, 9/29/2019	1,584,903
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
1,290,000	11.000%, 6/30/2019[h,j]	1,457,700
	CoreStates Capital III
2,440,000	1.885%, (LIBOR 3M + 0.570%), 2/15/2027[e,h]	2,311,900
	Credit Agricole SA
1,280,000	3.375%, 1/10/2022[h]	1,309,177
2,570,000	8.125%, 12/23/2025[h,j]	3,042,237
	Credit Suisse Group AG
3,200,000	3.574%, 1/9/2023[h]	3,276,107
	Credit Suisse Group Funding, Ltd.
3,190,000	3.125%, 12/10/2020	3,253,330
4,400,000	3.750%, 3/26/2025	4,480,379
	DDR Corporation
3,200,000	3.900%, 8/15/2024	3,215,140
	Deutsche Bank AG
2,560,000	2.700%, 7/13/2020	2,569,915
	Digital Realty Trust, LP
2,700,000	2.750%, 2/1/2023	2,687,179
	Discover Bank of Greenwood Delaware
1,635,000	4.200%, 8/8/2023	1,734,331
1,600,000	4.250%, 3/13/2026	1,654,757
1,280,000	3.450%, 7/27/2026	1,257,727
	Duke Realty, LP
3,220,000	3.875%, 10/15/2022	3,374,570
	Fairfax Financial Holdings, Ltd.
1,915,000	5.800%, 5/15/2021[h]	2,058,890
	Five Corners Funding Trust
1,910,000	4.419%, 11/15/2023[h]	2,068,352
	GE Capital International Funding Company
2,527,000	4.418%, 11/15/2035	2,754,456
	Goldman Sachs Group, Inc.
2,900,000	5.375%, 3/15/2020	3,114,272

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
276

INCOME PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (91.7%)	Value
Financials (28.7%) - continued
$3,275,000	5.250%, 7/27/2021	$3,597,773
1,920,000	2.908%, 6/5/2023	1,917,907
2,190,000	4.000%, 3/3/2024	2,311,659
4,450,000	3.850%, 7/8/2024	4,628,744
4,480,000	3.272%, 9/29/2025	4,482,352
2,490,000	4.250%, 10/21/2025	2,594,988
1,920,000	5.300%, 11/10/2026[i,j]	2,056,800
2,560,000	3.500%, 11/16/2026	2,566,723
3,760,000	5.150%, 5/22/2045	4,301,914
	Hartford Financial Services Group, Inc.
3,230,000	5.125%, 4/15/2022	3,579,884
	HCP, Inc.
3,400,000	4.250%, 11/15/2023	3,607,111
	Host Hotels & Resorts, LP
1,240,000	4.000%, 6/15/2025	1,270,063
	HSBC Holdings plc
1,280,000	6.875%, 6/1/2021[j]	1,393,600
1,920,000	3.600%, 5/25/2023	1,997,357
2,560,000	4.300%, 3/8/2026	2,749,588
1,600,000	6.000%, 5/22/2027[j]	1,673,440
1,920,000	4.041%, 3/13/2028	2,004,222
	Huntington Bancshares, Inc.
2,850,000	7.000%, 12/15/2020	3,239,316
	ILFC E-Capital Trust II
2,230,000	4.610%, (LIBOR 3M + 1.800%), 12/21/2065[e,h]	2,124,075
	ING Groep NV
1,920,000	3.950%, 3/29/2027	2,001,729
	International Lease Finance Corporation
2,560,000	5.875%, 8/15/2022	2,865,673
	Intesa Sanpaolo SPA
3,200,000	3.875%, 7/14/2027[h]	3,211,527
	J.P. Morgan Chase & Company
1,280,000	2.295%, 8/15/2021	1,278,713
2,560,000	6.000%, 8/1/2023[i,j]	2,784,000
3,190,000	2.543%, (LIBOR 3M + 1.230%), 10/24/2023[e]	3,260,180
1,270,000	6.750%, 2/1/2024[i,j]	1,452,639
3,200,000	2.950%, 10/1/2026	3,130,534
2,600,000	3.882%, 7/24/2038	2,615,760
3,150,000	5.500%, 10/15/2040	3,857,900
	Kilroy Realty, LP
2,550,000	4.250%, 8/15/2029	2,616,183
	Kimco Realty Corporation
5,100,000	3.300%, 2/1/2025	5,094,996
	Liberty Mutual Group, Inc.
1,935,000	4.950%, 5/1/2022[h]	2,112,402
1,910,000	4.850%, 8/1/2044[h]	2,076,830
	Liberty Property, LP
1,875,000	4.750%, 10/1/2020	1,989,238
2,550,000	4.400%, 2/15/2024	2,716,924
	Lincoln National Corporation
4,150,000	4.000%, 9/1/2023	4,379,155
	Lloyds Bank plc
1,910,000	4.650%, 3/24/2026	2,018,685
	Macquarie Bank, Ltd.
960,000	6.125%, 3/8/2027[h,j]	993,312
	Marsh & McLennan Companies, Inc.
960,000	4.350%, 1/30/2047	1,024,705
	MetLife Capital Trust IV
700,000	7.875%, 12/15/2037[h]	938,000
	MetLife, Inc.
2,250,000	9.250%, 4/8/2038[h]	3,341,250

Principal Amount	Long-Term Fixed Income (91.7%)	Value
Financials (28.7%) - continued
	Mitsubishi UFJ Financial Group, Inc.
$1,280,000	2.190%, 9/13/2021	$1,264,210
1,920,000	3.677%, 2/22/2027	1,982,233
	Mizuho Financial Group, Inc.
2,560,000	3.663%, 2/28/2027	2,627,818
	Morgan Stanley
3,400,000	5.500%, 1/26/2020	3,650,743
2,550,000	2.500%, 4/21/2021	2,557,674
2,560,000	2.625%, 11/17/2021	2,567,636
3,205,000	4.875%, 11/1/2022	3,472,428
3,190,000	2.713%, (LIBOR 3M + 1.400%), 10/24/2023[e]	3,261,775
1,870,000	4.000%, 7/23/2025	1,970,765
2,550,000	5.000%, 11/24/2025	2,793,726
1,280,000	3.125%, 7/27/2026	1,254,995
2,510,000	4.350%, 9/8/2026	2,626,696
1,570,000	4.300%, 1/27/2045	1,652,642
	MPT Operating Partnership, LP
640,000	5.000%, 10/15/2027	656,000
	National Retail Properties, Inc.
3,200,000	3.900%, 6/15/2024	3,289,577
	Nationwide Building Society
2,490,000	3.900%, 7/21/2025[h]	2,608,910
1,920,000	4.000%, 9/14/2026[h]	1,909,646
	Nordea Bank AB
1,890,000	5.500%, 9/23/2019[h,j]	1,945,660
	Omega Healthcare Investors, Inc.
1,870,000	5.250%, 1/15/2026	1,973,927
	Park Aerospace Holdings, Ltd.
640,000	5.250%, 8/15/2022[h]	664,880
	Peachtree Corners Funding Trust
2,800,000	3.976%, 2/15/2025[h]	2,850,731
	Preferred Term Securities XXIII, Ltd.
2,227,599	1.520%, (LIBOR 3M + 0.200%), 12/22/2036*,e	1,943,658
	Prologis, LP
2,510,000	4.250%, 8/15/2023	2,725,641
	Prudential Financial, Inc.
1,915,000	3.500%, 5/15/2024	1,991,750
1,425,000	6.200%, 11/15/2040	1,840,396
	Quicken Loans, Inc.
1,280,000	5.750%, 5/1/2025[h]	1,344,000
	Realty Income Corporation
3,830,000	3.875%, 7/15/2024	3,951,014
	Regency Centers, LP
2,560,000	3.600%, 2/1/2027	2,555,270
	Regions Bank
377,000	7.500%, 5/15/2018	390,029
	Reinsurance Group of America, Inc.
1,930,000	6.450%, 11/15/2019	2,099,306
	Royal Bank of Scotland Group plc
2,490,000	7.500%, 8/10/2020[j]	2,607,652
1,920,000	8.625%, 8/15/2021[j]	2,128,800
2,560,000	3.498%, 5/15/2023	2,575,650
2,560,000	3.875%, 9/12/2023	2,618,671
	Santander UK Group Holdings plc
2,500,000	4.750%, 9/15/2025[h]	2,611,500
	Santander UK plc
1,700,000	3.125%, 1/8/2021	1,729,952
	State Street Capital Trust IV
1,920,000	2.320%, (LIBOR 3M + 1.000%), 6/15/2047[e]	1,751,616
	Sumitomo Mitsui Financial Group, Inc.
2,560,000	3.010%, 10/19/2026	2,499,839

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
277

INCOME PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (91.7%)	Value
Financials (28.7%) - continued
$2,600,000	3.446%, 1/11/2027	$2,627,742
	SunTrust Banks, Inc.
1,910,000	2.900%, 3/3/2021	1,942,428
	Synchrony Financial
2,510,000	2.700%, 2/3/2020	2,525,696
2,690,000	4.250%, 8/15/2024	2,796,558
2,560,000	3.700%, 8/4/2026	2,506,233
	UBS Group Funding Jersey, Ltd.
1,600,000	2.650%, 2/1/2022[h]	1,593,180
2,490,000	4.125%, 9/24/2025[h]	2,618,298
	UBS Group Funding Switzerland AG
2,560,000	4.253%, 3/23/2028[h]	2,684,333
	UnionBanCal Corporation
2,580,000	3.500%, 6/18/2022	2,665,381
	UnitedHealth Group, Inc.
2,480,000	3.350%, 7/15/2022	2,589,185
1,240,000	4.750%, 7/15/2045	1,434,332
	USB Realty Corporation
1,900,000	2.451%, (LIBOR 3M + 1.147%), 1/15/2022[e,h,j]	1,664,875
	Ventas Realty, LP
1,280,000	3.500%, 2/1/2025	1,284,567
1,920,000	3.850%, 4/1/2027	1,953,248
	Voya Financial, Inc.
2,560,000	3.650%, 6/15/2026	2,565,075
	Wells Fargo & Company
3,160,000	5.875%, 6/15/2025[j]	3,517,080
2,560,000	3.000%, 4/22/2026	2,513,535
5,110,000	3.000%, 10/23/2026	4,986,317
	Welltower, Inc.
950,000	4.950%, 1/15/2021	1,019,206
4,750,000	4.000%, 6/1/2025	4,950,278
	XLIT, Ltd.
1,840,000	5.250%, 12/15/2043	2,030,161

	Total	431,773,248

Foreign Government (1.1%)
	Argentina Government International Bond
1,590,000	6.875%, 4/22/2021	1,731,510
2,240,000	5.625%, 1/26/2022	2,349,760
1,920,000	6.875%, 1/26/2027	2,073,600
	Brazil Government International Bond
3,200,000	5.625%, 2/21/2047[i]	3,232,000
	Mexico Government International Bond
2,100,000	3.600%, 1/30/2025	2,152,500
2,880,000	4.125%, 1/21/2026	3,034,080
	Saudi Arabia Government International Bond
2,500,000	4.625%, 10/4/2047[c,h]	2,509,065

	Total	17,082,515

Mortgage-Backed Securities (4.6%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
4,172,500	3.000%, 10/1/2032[c]	4,287,058
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
9,302,500	4.000%, 10/1/2047[c]	9,791,608

Principal Amount	Long-Term Fixed Income (91.7%)	Value
Mortgage-Backed Securities (4.6%) - continued
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
$12,200,000	3.000%, 10/1/2047[c]	$12,233,359
25,150,000	3.500%, 10/1/2047[c]	25,917,271
14,077,500	4.000%, 10/1/2047[c]	14,816,569
2,025,000	4.500%, 10/1/2047[c]	2,172,841

	Total	69,218,706

Technology (4.2%)
	Apple, Inc.
4,450,000	3.250%, 2/23/2026	4,569,273
2,550,000	2.450%, 8/4/2026	2,457,397
2,560,000	3.350%, 2/9/2027	2,634,588
1,920,000	3.750%, 9/12/2047	1,907,818
	Applied Materials, Inc.
1,280,000	3.300%, 4/1/2027	1,303,152
	Broadcom Corporation
1,600,000	3.625%, 1/15/2024[h]	1,643,193
	Diamond 1 Finance Corporation
2,560,000	4.420%, 6/15/2021[h]	2,687,501
1,920,000	5.450%, 6/15/2023[h]	2,105,794
3,840,000	6.020%, 6/15/2026[h]	4,262,980
	DXC Technology Company
2,560,000	4.750%, 4/15/2027	2,737,120
	Equinix, Inc.
1,890,000	5.375%, 1/1/2022	1,981,665
	Fidelity National Information Services, Inc.
864,000	3.875%, 6/5/2024	903,322
	Harland Clarke Holdings Corporation
1,280,000	8.375%, 8/15/2022[h]	1,369,600
	Hewlett Packard Enterprise Company
2,490,000	2.850%, 10/5/2018	2,514,815
1,600,000	2.100%, 10/4/2019[h]	1,600,347
2,560,000	4.400%, 10/15/2022	2,727,300
	Intel Corporation
2,870,000	4.100%, 5/19/2046	3,009,277
	Microsoft Corporation
3,200,000	3.300%, 2/6/2027	3,316,797
2,560,000	3.450%, 8/8/2036	2,577,227
1,920,000	4.250%, 2/6/2047	2,121,380
	Oracle Corporation
3,850,000	2.650%, 7/15/2026	3,772,789
3,200,000	4.000%, 7/15/2046	3,308,998
	QUALCOMM, Inc.
1,920,000	2.600%, 1/30/2023	1,923,901
1,280,000	2.900%, 5/20/2024	1,284,554
	Sensata Technologies BV
1,890,000	4.875%, 10/15/2023[h]	1,986,862
	VMware, Inc.
2,880,000	2.300%, 8/21/2020	2,887,885

	Total	63,595,535

Transportation (1.2%)
	American Airlines Pass Through Trust
2,560,000	3.650%, 8/15/2030	2,632,960
	British Airways plc
2,723,014	4.625%, 6/20/2024[h]	2,920,160
	Burlington Northern Santa Fe, LLC
2,500,000	4.700%, 9/1/2045	2,816,565
	Continental Airlines, Inc.
1,163,578	4.000%, 10/29/2024	1,218,848
	Delta Air Lines, Inc.
1,059,756	4.950%, 5/23/2019	1,094,092

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
278

INCOME PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (91.7%)	Value
Transportation (1.2%) - continued
	Penske Truck Leasing Company, LP
$2,510,000	3.375%, 2/1/2022[h]	$2,576,519
	United Airlines Pass Through Trust
1,407,623	3.750%, 9/3/2026	1,457,734
	United Continental Holdings, Inc.
1,280,000	4.250%, 10/1/2022	1,289,600
	XPO Logistics, Inc.
1,280,000	6.125%, 9/1/2023[h]	1,336,000

	Total	17,342,478

U.S. Government and Agencies (2.8%)
	U.S. Treasury Bonds
3,500,000	1.500%, 8/15/2026	3,275,918
4,500,000	4.375%, 5/15/2041	5,752,442
3,000,000	2.500%, 2/15/2045	2,796,328
7,050,000	3.000%, 2/15/2047	7,246,904
	U.S. Treasury Notes
1,000,000	2.875%, 3/31/2018	1,008,045
3,000,000	1.375%, 10/31/2020	2,974,570
1,960,000	1.875%, 8/31/2022	1,954,258
7,000,000	1.875%, 10/31/2022	6,973,203
7,130,000	2.125%, 12/31/2022	7,179,297
	U.S. Treasury Notes, TIPS
2,614,425	0.125%, 7/15/2026	2,540,723

	Total	41,701,688

U.S. Municipals (0.2%)
	Denver, CO City & County Airport Rev.
2,550,000	5.250%, 11/15/2022, Ser. A, AMT	2,917,838

	Total	2,917,838

Utilities (6.7%)
	AEP Transmission Company, LLC
4,480,000	3.100%, 12/1/2026	4,490,165
	American Electric Power Company, Inc.
2,565,000	2.950%, 12/15/2022	2,615,263
	Arizona Public Service Company
2,560,000	2.550%, 9/15/2026	2,443,014
	Baltimore Gas and Electric Company
2,560,000	2.400%, 8/15/2026	2,420,018
	CenterPoint Energy, Inc.
4,160,000	2.500%, 9/1/2022	4,155,710
	CMS Energy Corporation
2,560,000	3.450%, 8/15/2027	2,568,516
	Consolidated Edison Company of New York, Inc.
1,280,000	2.900%, 12/1/2026	1,259,208
	Duke Energy Corporation
3,840,000	2.650%, 9/1/2026	3,670,692
3,840,000	3.150%, 8/15/2027	3,805,086
3,200,000	3.750%, 9/1/2046	3,080,623
	Electricite de France SA
3,200,000	5.250%, 1/29/2023[h,j]	3,320,992
	Emera U.S. Finance, LP
3,210,000	3.550%, 6/15/2026	3,230,353
	Exelon Corporation
1,600,000	3.497%, 6/1/2022	1,647,679
3,120,000	3.950%, 6/15/2025	3,257,972
1,910,000	3.400%, 4/15/2026	1,919,862
	Exelon Generation Company, LLC
2,560,000	4.250%, 6/15/2022[i]	2,736,435
	FirstEnergy Corporation
1,280,000	3.900%, 7/15/2027	1,302,557

Principal Amount	Long-Term Fixed Income (91.7%)	Value
Utilities (6.7%) - continued
	FirstEnergy Transmission, LLC
$3,150,000	5.450%, 7/15/2044[h]	$3,656,912
	Fortis, Inc.
2,560,000	3.055%, 10/4/2026	2,464,025
	ITC Holdings Corporation
5,080,000	4.050%, 7/1/2023	5,332,292
	MidAmerican Energy Holdings Company
4,450,000	3.750%, 11/15/2023	4,695,706
	Nevada Power Company
2,800,000	6.750%, 7/1/2037	3,826,246
	NiSource Finance Corporation
3,200,000	5.450%, 9/15/2020	3,483,720
	Oncor Electric Delivery Company, LLC
2,490,000	3.750%, 4/1/2045	2,474,806
	Pacific Gas and Electric Company
1,270,000	2.950%, 3/1/2026	1,263,167
	Pennsylvania Electric Company
3,700,000	5.200%, 4/1/2020	3,926,792
	PPL Capital Funding, Inc.
3,205,000	3.500%, 12/1/2022	3,326,194
3,190,000	3.950%, 3/15/2024	3,339,119
1,920,000	3.100%, 5/15/2026[i]	1,887,539
	Southern Company
1,920,000	5.500%, 3/15/2057	2,030,801
3,840,000	3.250%, 7/1/2026	3,794,442
	Tallgrass Energy Partners, LP
1,280,000	5.500%, 1/15/2028[h]	1,300,800
	TransCanada Trust
1,600,000	5.875%, 8/15/2076	1,736,000
	Xcel Energy, Inc.
3,766,000	3.300%, 6/1/2025	3,822,972

	Total	100,285,678

	Total Long-Term Fixed Income (cost $1,340,765,296)	1,379,932,686

Shares	Preferred Stock (1.4%)	Value
Consumer Non-Cyclical (0.2%)
76,576	CHS, Inc., 7.100%[j]	2,221,470

	Total	2,221,470

Financials (1.2%)
102,122	Citigroup, Inc., 7.681%[e]	2,836,949
22,500	Cobank ACB, 6.250%*,j	2,412,423
31,925	Countrywide Capital V, 7.000%	830,369
90,500	Discover Financial Services 6.500%[j]	2,303,225
78,590	GMAC Capital Trust I, 7.100%[e]	2,074,776
95,940	Goldman Sachs Group, Inc., 5.500%[j]	2,614,365
88,200	Morgan Stanley, 7.125%[j]	2,587,788
101,500	Wells Fargo & Company, 5.850%[j]	2,768,920

	Total	18,428,815

	Total Preferred Stock (cost $19,317,283)	20,650,285

Shares	Common Stock (<0.1%)	Value
Energy (<0.1%)
4,825	Arch Coal, Inc.[i]	346,146

	Total	346,146

	Total Common Stock (cost $314,820)	346,146

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
279

INCOME PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares	Collateral Held for Securities Loaned (3.5%)	Value
51,700,785	Thrivent Cash Management Trust	$51,700,785

	Total Collateral Held for Securities Loaned (cost $51,700,785)	51,700,785

Shares or Principal Amount	Short-Term Investments (8.1%)[k]	Value
	Federal Farm Credit Bank
1,000,000	1.150%, 10/10/2017[l]	1,000,026
	Federal Home Loan Bank Discount Notes
2,100,000	1.020%, 10/6/2017	2,099,769
2,000,000	1.015%, 10/11/2017	1,999,504
2,700,000	1.027%, 10/13/2017[l]	2,699,182
1,500,000	1.030%, 11/3/2017	1,498,666
4,300,000	1.030%, 11/8/2017	4,295,579
2,900,000	1.030%, 11/9/2017	2,896,938
6,450,000	1.024%, 11/10/2017	6,443,015
4,100,000	1.035%, 11/29/2017	4,093,395
4,200,000	1.040%, 12/22/2017	4,190,172
2,000,000	1.040%, 12/27/2017	1,995,032
	Thrivent Core Short-Term Reserve Fund
7,955,622	1.340%	79,556,222
	U.S. Treasury Bills
5,900,000	1.119%, 10/5/2017	5,899,645
3,550,000	1.107%, 10/12/2017	3,549,092

	Total Short-Term Investments (cost $122,212,733)	122,216,237

	Total Investments (cost $1,571,497,093) 107.2%	$1,612,144,687

	Other Assets and Liabilities, Net (7.2%)	(107,975,185)

	Total Net Assets 100.0%	$1,504,169,502

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d

Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the Notes to Financial Statements.

e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 29, 2017.
f	All or a portion of the security is insured or guaranteed.
g

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 29, 2017.

h

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of September 29, 2017, the value of these investments was $199,386,518 or 13.3% of total net assets.

i	All or a portion of the security is on loan.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Income Portfolio as of September 29, 2017 was $30,859,506 or 2.1% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of September 29, 2017.

Security	Acquisition Date	Cost
Babson CLO, Ltd., 10/17/2026	3/10/2017	$3,250,000
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	1/27/2017	2,600,000
Cent CLO 22, Ltd., 11/7/2026	11/1/2016	3,200,000
Cobank ACB, 6.250%, 10/1/2022	10/1/2012	2,250,000
Digicel, Ltd., 4/15/2021	9/26/2017	1,260,864
Dryden 34 Senior Loan Fund CLO, 10/15/2026	3/1/2017	3,250,000
Magnetite XII, Ltd., 4/15/2027	11/17/2016	3,200,000
OHA Loan Funding, LLC, 10/20/2026	3/9/2017	3,250,000
Preferred Term Securities XXIII, Ltd., 12/22/2036	9/14/2006	2,227,599
Shackleton, Ltd., 4/15/2027	12/16/2016	3,200,000
Symphony CLO XV, Ltd., 10/17/2026	2/16/2017	3,200,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
280

INCOME PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Portfolio as of September 29, 2017:

Securities Lending Transactions
Taxable Debt Security	$48,323,508
Common Stock	343,706

Total lending	$48,667,214
Gross amount payable upon return of collateral for securities loaned	$51,700,785

Net amounts due to counterparty	$3,033,571

Reference Rate Index:
12 MTA	- 12 Month Treasury Average
LIBOR 1W	- ICE Libor USD Rate 1 Week
LIBOR 1M	- ICE Libor USD Rate 1 Month
LIBOR 2M	- ICE Libor USD Rate 2 Month
LIBOR 3M	- ICE Libor USD Rate 3 Month
USISDA 10Y	- ICE Swap USD Rate 10 Year

    Definitions:

AMT	-	Subject to Alternative Minimum Tax
CLO	-	Collateralized Loan Obligation
Rev.	-	Revenue
Ser.	-	Series
TIPS	-	Treasury Inflation Protected Security

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
281

INCOME PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 29, 2017, in valuing Income Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	2,686,274	–	2,438,824	247,450
Capital Goods	4,393,223	–	3,110,842	1,282,381
Communications Services	11,223,626	–	11,223,626	–
Consumer Cyclical	5,618,819	–	5,618,819	–
Consumer Non-Cyclical	6,349,743	–	6,349,743	–
Energy	645,967	–	459,117	186,850
Financials	1,441,016	–	1,441,016	–
Technology	3,811,030	–	3,811,030	–
Transportation	1,128,850	–	1,128,850	–
Long-Term Fixed Income
Asset-Backed Securities	30,740,492	–	30,740,492	–
Basic Materials	45,339,398	–	45,339,398	–
Capital Goods	41,152,345	–	41,152,345	–
Collateralized Mortgage Obligations	7,990,346	–	7,990,346	–
Communications Services	131,037,050	–	131,037,050	–
Consumer Cyclical	68,256,058	–	68,256,058	–
Consumer Non-Cyclical	147,573,397	–	147,573,397	–
Energy	163,925,914	–	163,925,914	–
Financials	431,773,248	–	431,773,248	–
Foreign Government	17,082,515	–	17,082,515	–
Mortgage-Backed Securities	69,218,706	–	69,218,706	–
Technology	63,595,535	–	63,595,535	–
Transportation	17,342,478	–	17,342,478	–
U.S. Government and Agencies	41,701,688	–	41,701,688	–
U.S. Municipals	2,917,838	–	2,917,838	–
Utilities	100,285,678	–	100,285,678	–
Preferred Stock
Consumer Non-Cyclical	2,221,470	2,221,470	–	–
Financials	18,428,815	16,016,392	2,412,423	–
Common Stock
Energy	346,146	346,146	–	–
Short-Term Investments	42,660,015	–	42,660,015	–

Subtotal Investments in Securities	$1,480,887,680	$18,584,008	$1,460,586,991	$1,716,681

Other Investments*	Total
Short-Term Investments	79,556,222
Collateral Held for Securities Loaned	51,700,785

Subtotal Other Investments	$131,257,007

Total Investments at Value	$1,612,144,687

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,674,759	1,674,759	–	–

Total Asset Derivatives	$1,674,759	$1,674,759	$–	$–

Liability Derivatives
Futures Contracts	1,365,471	1,365,471	–	–

Total Liability Derivatives	$1,365,471	$1,365,471	$–	$–

There were no significant transfers between Levels during the period ended September 29, 2017. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
282

INCOME PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

The following table presents Income Portfolio’s futures contracts held as of September 29, 2017. Investments and/or cash totaling $1,499,809 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT U.S. Long Bond	506	December 2017	$78,688,596	$77,323,125	($1,365,471)
Total Futures Long Contracts					($1,365,471)
CBOT 10-Yr. U.S. Treasury Bond Future	(902)	December 2017	($114,325,614)	($113,031,875)	$1,293,739
CBOT 5-Yr. U.S. Treasury Bond Future	(437)	December 2017	(51,728,520)	(51,347,500)	381,020
Total Futures Short Contracts					$1,674,759
Total Futures Contracts					$309,288

Reference Description:

CBOT -	Chicago Board of Trade

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated portfolios.

A summary of transactions (in thousands) for the fiscal year to date, in Income Portfolio, is as follows:

Portfolio	Value 12/31/2016	Gross Purchases	Gross Sales	Gain/ (Loss)	Unrealized Appreciation/ (Depreciation)	Shares Held at 9/29/2017	Value 9/29/2017	Income Earned 1/1/2017 - 9/29/2017
Cash Management Trust-Collateral Investment	$7,919	$193,710	$149,928	$–	$–	51,701	$51,701	$120
Core Short-Term Reserve Fund	75,276	167,018	162,738	–	–	7,956	79,556	651
Total Value and Income Earned	$83,195			$–	$–		$131,257	$771

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
283

GOVERNMENT BOND PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (94.9%)	Value
Asset-Backed Securities (0.8%)
	Conseco Financial Corporation
$68	6.330%, 11/1/2029, Ser. 1998-1, Class A6	$68
	Credit Based Asset Servicing and Securitization, LLC
313,275	3.434%, 12/25/2036, Ser. 2006-CB2, Class AF2[a]	248,167
	First Horizon ABS Trust
92,333	1.397%, (LIBOR 1M + 0.160%), 10/25/2034, Ser. 2006-HE1, Class Ab,c	90,600
	GMAC Mortgage Corporation Loan Trust
196,034	1.737%, (LIBOR 1M + 0.500%), 8/25/2035, Ser. 2005-HE1, Class A2[b,c]	193,604
387,596	1.414%, (LIBOR 1M + 0.180%), 12/25/2036, Ser. 2006-HE4, Class A1[b,c]	373,426
	IndyMac Seconds Asset-Backed Trust
280,572	1.577%, (LIBOR 1M + 0.340%), 10/25/2036, Ser. 2006-2B, Class Ab,c	176,781
	Wachovia Asset Securitization, Inc.
527,205	1.377%, (LIBOR 1M + 0.140%), 7/25/2037, Ser. 2007-HE1, Class A*,b,c	460,615

	Total	1,543,261

Collateralized Mortgage Obligations (1.1%)
	Seasoned Credit Risk Transfer Trust
2,171,842	2.000%, 8/25/2056, Ser. 2017-2, Class HA	2,169,423

	Total	2,169,423

Commercial Mortgage-Backed Securities (0.8%)
	Commercial Mortgage Trust
435,000	3.039%, 12/10/2018, Ser. 2013-CR13, Class A2	440,622
	Federal National Mortgage Association - ACES
1,250,000	2.961%, 2/25/2027, Ser. 2017-M7, Class A2	1,259,941

	Total	1,700,563

Communications Services (0.1%)
	American Tower Trust I
225,000	1.551%, 3/15/2018*	224,590

	Total	224,590

Consumer Cyclical (1.1%)
	Board of Trustees of The Leland Stanford Junior University
550,000	3.563%, 6/1/2044	550,421
	California Institute of Technology
325,000	4.700%, 11/1/2111	343,126
	Dartmouth College
250,000	3.760%, 6/1/2043	259,303
	Massachusetts Institute of Technology
500,000	4.678%, 7/1/2114	568,197

Principal Amount	Long-Term Fixed Income (94.9%)	Value
Consumer Cyclical (1.1%) - continued
	President and Fellows of Harvard College
$500,000	3.619%, 10/1/2037	$520,593

	Total	2,241,640

Energy (0.1%)
	Petroleos Mexicanos
240,000	2.378%, 4/15/2025	241,561

	Total	241,561

Financials (0.6%)
	European Investment Bank
500,000	1.250%, 5/15/2018	499,405
	North American Development Bank
400,000	2.300%, 10/10/2018	402,418
	Preferred Term Securities XXIII, Ltd.
477,342	1.520%, (LIBOR 3M + 0.200%), 12/22/2036*,c	416,498

	Total	1,318,321

Foreign Government (2.7%)
	Chile Government International Bond
350,000	3.875%, 8/5/2020[d]	368,683
	Development Bank of Japan, Inc.
750,000	2.125%, 9/1/2022[e]	742,454
	Export Development Canada
150,000	0.750%, 12/15/2017	149,828
	Export-Import Bank of Korea
200,000	2.250%, 1/21/2020	199,282
	Hashemite Kingdom of Jordan
500,000	2.503%, 10/30/2020	512,682
	Inter-American Development Bank
500,000	3.000%, 10/4/2023	521,505
400,000	4.375%, 1/24/2044	479,117
	Kommunalbanken AS
495,000	1.500%, 10/22/2019[e]	492,371
	Kommuninvest I Sverige AB
300,000	1.000%, 10/24/2017[e]	299,924
	Mexico Government International Bond
250,000	3.600%, 1/30/2025	256,250
	Poland Government International Bond
250,000	4.000%, 1/22/2024	269,010
	Province of New Brunswick
125,000	2.750%, 6/15/2018	126,026
	Province of Quebec
400,000	7.500%, 7/15/2023	499,199
	Sweden Government International Bond
500,000	1.625%, 3/24/2020[e]	499,164

	Total	5,415,495

Mortgage-Backed Securities (28.6%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
1,109	5.500%, 12/1/2017	1,111
2,087,500	3.000%, 10/1/2032[f]	2,144,813
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
1,587	8.500%, 11/1/2025	1,593
271	8.000%, 1/1/2026	291
6,062,500	4.000%, 10/1/2047[f]	6,381,255

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
284

GOVERNMENT BOND PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (94.9%)	Value
Mortgage-Backed Securities (28.6%) - continued
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
$314	10.500%, 8/1/2020	$317
752	8.000%, 12/1/2024	814
119	8.500%, 12/1/2025	119
1,034	8.000%, 9/1/2026	1,054
1,335	8.000%, 4/1/2030	1,593
5,200,000	3.000%, 10/1/2047[f]	5,214,219
19,895,000	3.500%, 10/1/2047[f]	20,501,953
14,137,500	4.000%, 10/1/2047[f]	14,879,719
8,400,000	4.500%, 10/1/2047[f]	9,013,266
	Government National Mortgage Association 30-Yr. Pass Through
2,116	7.500%, 3/15/2023	2,123
1,484	9.000%, 9/15/2024	1,644
1,724	8.000%, 6/15/2025	1,763
309	8.000%, 9/15/2026	311
5,948	7.500%, 10/15/2027	6,057
7,113	7.500%, 11/15/2028	7,136
657	8.000%, 10/15/2030	659
2,684	7.500%, 1/15/2031	2,999

	Total	58,164,809

Transportation (0.6%)
	American Airlines Pass Through Trust
141,489	5.600%, 7/15/2020[e]	148,210
	Continental Airlines, Inc.
281,094	4.150%, 4/11/2024	295,851
	Delta Air Lines, Inc.
122,279	4.950%, 5/23/2019	126,241
	TTX Company
250,000	2.250%, 2/1/2019[e]	250,467
300,000	4.125%, 10/1/2023*	319,619

	Total	1,140,388

U.S. Government and Agencies (58.4%)
	Federal Farm Credit Bank
400,000	2.210%, 8/1/2024	394,629
	Federal Home Loan Bank
650,000	1.375%, 11/15/2019	647,665
	Federal Home Loan Mortgage Corporation
350,000	6.750%, 3/15/2031	504,254
	Federal National Mortgage Association
1,500,000	1.250%, 8/17/2021	1,467,309
1,000,000	2.000%, 1/5/2022	1,002,205
1,000,000	1.875%, 4/5/2022	997,489
800,000	1.875%, 9/24/2026	759,125
500,000	5.960%, 9/11/2028	643,010
100,000	6.250%, 5/15/2029	134,601
	Resolution Funding Corporation
200,000	8.125%, 10/15/2019	225,978
	Tennessee Valley Authority
350,000	5.250%, 9/15/2039	458,735
	U.S. Treasury Bonds
250,000	1.500%, 8/15/2026	233,994
16,500,000	2.250%, 8/15/2027	16,380,117
300,000	5.500%, 8/15/2028	390,516
2,500,000	5.250%, 11/15/2028	3,205,078
2,425,000	3.000%, 5/15/2042	2,506,939
10,895,000	2.500%, 5/15/2046	10,117,454
	U.S. Treasury Notes
7,625,000	1.000%, 11/30/2018	7,590,151

Principal Amount	Long-Term Fixed Income (94.9%)	Value
U.S. Government and Agencies (58.4%) - continued
$3,500,000	1.250%, 12/15/2018	$3,493,848
4,500,000	1.000%, 3/15/2019	4,472,930
6,000,000	0.875%, 9/15/2019	5,929,922
150,000	1.500%, 10/31/2019	149,982
4,250,000	1.375%, 12/15/2019	4,236,553
3,000,000	1.375%, 2/15/2020	2,987,344
3,000,000	1.375%, 9/15/2020[d]	2,978,672
3,000,000	1.250%, 3/31/2021	2,950,547
1,000,000	2.250%, 7/31/2021	1,016,914
4,095,000	1.125%, 8/31/2021	3,989,906
500,000	2.125%, 9/30/2021	505,918
1,400,000	2.125%, 6/30/2022	1,412,906
11,000,000	1.875%, 7/31/2022	10,972,500
2,825,000	1.625%, 8/15/2022	2,788,032
500,000	1.375%, 6/30/2023	481,934
2,350,000	1.375%, 9/30/2023	2,258,662
1,000,000	2.000%, 4/30/2024	991,914
3,250,000	2.000%, 5/31/2024	3,221,943
7,000,000	2.125%, 7/31/2024	6,986,055
7,600,000	2.250%, 11/15/2024	7,635,031
180,000	1.625%, 2/15/2026	171,049
1,500,000	2.250%, 2/15/2027	1,490,273

	Total	118,782,084

	Total Long-Term Fixed Income (cost $192,783,367)	192,942,135

Shares	Collateral Held for Securities Loaned (1.7%)	Value
3,423,000	Thrivent Cash Management Trust	3,423,000

	Total Collateral Held for Securities Loaned (cost $3,423,000)	3,423,000

Shares or Principal Amount	Short-Term Investments (33.5%)[g]	Value
	Federal Farm Credit Bank Discount Notes
10,000,000	0.960%, 10/4/2017	9,999,450
3,000,000	1.000%, 10/10/2017	2,999,340
2,100,000	1.000%, 10/12/2017	2,099,423
6,500,000	0.990%, 10/24/2017	6,496,068
	Federal Home Loan Bank Discount Notes
4,000,000	0.900%, 10/6/2017	3,999,560
1,700,000	1.022%, 10/20/2017	1,699,159
200,000	1.030%, 11/1/2017	199,833
3,700,000	1.030%, 11/8/2017	3,696,196
1,800,000	1.030%, 11/9/2017	1,798,099
3,650,000	1.037%, 11/10/2017	3,646,047
4,150,000	1.039%, 11/15/2017	4,144,929
1,200,000	1.035%, 11/17/2017	1,198,466
4,000,000	1.020%, 11/29/2017	3,993,556
	Thrivent Core Short-Term Reserve Fund
1,311,005	1.340%	13,110,047

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
285

GOVERNMENT BOND PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares or Principal Amount	Short-Term Investments (33.5%)[g]	Value
	U.S. Treasury Bills
5,900,000	1.058%, 10/19/2017	$5,897,451
3,200,000	1.096%, 10/26/2017	3,198,000

	Total Short-Term Investments (cost $68,171,116)	68,175,624

	Total Investments (cost $264,377,483) 130.1%	$264,540,759

	Other Assets and Liabilities, Net (30.1%)	(61,148,292)

	Total Net Assets 100.0%	$203,392,467

a

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 29, 2017.

b	All or a portion of the security is insured or guaranteed.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 29, 2017.
d	All or a portion of the security is on loan.
e

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of September 29, 2017, the value of these investments was $2,432,590 or 1.2% of total net assets.

f	Denotes investments purchased on a when-issued or delayed delivery basis.
g	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Government Bond Portfolio as of September 29, 2017 was $1,421,322 or 0.7% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of September 29, 2017.

Security	Acquisition Date	Cost
American Tower Trust I, 3/15/2018	3/6/2013	$225,000
Preferred Term Securities XXIII, Ltd., 12/22/2036	9/14/2006	477,342
TTX Company, 10/1/2023	9/19/2013	299,997
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	527,205

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Government Bond Portfolio as of September 29, 2017:

Securities Lending Transactions
Taxable Debt Security	$3,347,355

Total lending	$3,347,355
Gross amount payable upon return of collateral for securities loaned	$3,423,000

Net amounts due to counterparty	$75,645

    Definitions:

ACES	-	Alternative Credit Enhancement Securities
Ser.	-	Series

    Reference Rate Index:

LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
286

GOVERNMENT BOND PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 29, 2017, in valuing Government Bond Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	1,543,261	–	1,543,261	–
Collateralized Mortgage Obligations	2,169,423	–	2,169,423	–
Commercial Mortgage-Backed Securities	1,700,563	–	1,700,563	–
Communications Services	224,590	–	224,590	–
Consumer Cyclical	2,241,640	–	2,241,640	–
Energy	241,561	–	241,561	–
Financials	1,318,321	–	1,318,321	–
Foreign Government	5,415,495	–	5,415,495	–
Mortgage-Backed Securities	58,164,809	–	58,164,809	–
Transportation	1,140,388	–	1,140,388	–
U.S. Government and Agencies	118,782,084	–	118,782,084	–
Short-Term Investments	55,065,577	–	55,065,577	–

Subtotal Investments in Securities	$248,007,712	$–	$248,007,712	$–

Other Investments*	Total
Short-Term Investments	13,110,047
Collateral Held for Securities Loaned	3,423,000

Subtotal Other Investments	$16,533,047

Total Investments at Value	$264,540,759

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended September 29, 2017. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated portfolios.

A summary of transactions (in thousands) for the fiscal year to date, in Government Bond Portfolio, is as follows:

Portfolio	Value 12/31/2016	Gross Purchases	Gross Sales	Gain/ (Loss)	Unrealized Appreciation/ (Depreciation)	Shares Held at 9/29/2017	Value 9/29/2017	Income Earned 1/1/2017 - 9/29/2017
Cash Management Trust-Collateral Investment	$11,000	$15,373	$22,950	$–	$–	3,423	$3,423	$6
Core Short-Term Reserve Fund	12,394	49,419	48,703	–	–	1,311	13,110	111
Total Value and Income Earned	$23,394			$–	$–		$16,533	$117

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
287

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Bank Loans (1.1%)[a]	Value
Basic Materials (<0.1%)
	Big River Steel, LLC, Term Loan
$75,000	6.333%, (LIBOR 3M + 5.000%), 8/15/2023[b]	$75,750
	Peabody Energy Corporation, Term Loan
125,000	0.000%, (LIBOR 1M + 3.500%), 3/31/2022[c,d]	125,548

	Total	201,298

Capital Goods (0.1%)
	Advanced Disposal Services, Inc., Term Loan
914,930	3.947%, (LIBOR 1W + 2.750%), 11/10/2023	920,264
	Berry Plastics Corporation, Term Loan
244,009	3.485%, (LIBOR 1M + 2.250%), 2/8/2020	244,728
100,000	3.485%, (LIBOR 1M + 2.250%), 1/6/2021	100,275

	Total	1,265,267

Communications Services (0.4%)
	Cengage Learning Acquisitions, Term Loan
449,074	5.485%, (LIBOR 1M + 4.250%), 6/7/2023	413,067
	Coral-US Co-Borrower, LLC, Term Loan
310,000	4.735%, (LIBOR 1M + 3.500%), 11/19/2024	306,512
	Frontier Communications Corporation, Term Loan
139,650	4.990%, (LIBOR 1M + 3.750%), 6/1/2024	132,406
	LTS Buyer, LLC, Term Loan
660,675	4.485%, (LIBOR 1M + 3.250%), 4/13/2020	661,091
	McGraw-Hill Global Education Holdings, LLC, Term Loan
213,917	5.235%, (LIBOR 1M + 4.000%), 5/4/2022	209,829
	NEP/NCP Holdco, Inc., Term Loan
164,164	4.485%, (LIBOR 1M + 3.250%), 7/21/2022	163,685
	TNS, Inc., Term Loan
698,161	5.240%, (LIBOR 1M + 4.000%), 2/15/2020[c,d]	699,250
	Univision Communications, Inc., Term Loan
1,159,890	3.985%, (LIBOR 1M + 2.750%), 3/15/2024	1,149,022
	WideOpenWest Finance, LLC, Term Loan
205,000	4.484%, (LIBOR 1M + 3.250%), 8/6/2023	204,488

	Total	3,939,350

Consumer Cyclical (0.3%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
613,955	3.990%, (LIBOR 1M + 2.750%), 7/29/2021	615,110

Principal Amount	Bank Loans (1.1%)[a]	Value
Consumer Cyclical (0.3%) - continued
	Ceridian HCM Holding, Inc., Term Loan
$623,562	4.737%, (LIBOR 1M + 3.500%), 9/15/2020	$622,783
	Golden Entertainment, Inc., Term Loan
190,000	0.000%, (LIBOR 3M + 3.000%), 8/15/2024[c,d]	188,813
	Mohegan Tribal Gaming Authority, Term Loan
307,762	5.235%, (LIBOR 1M + 4.000%), 10/13/2023[c,d]	310,510
	Scientific Games International, Inc., Term Loan
295,000	4.514%, (LIBOR 2M + 3.250%), 8/14/2024	295,277
	Seminole Hard Rock Entertainment, Inc., Term Loan
464,388	4.083%, (LIBOR 3M + 2.750%), 5/14/2020	464,968

	Total	2,497,461

Consumer Non-Cyclical (0.1%)
	Air Medical Group Holdings, Inc., Term Loan
249,370	5.237%, (LIBOR 1M + 4.000%), 4/28/2022	248,996
80,000	0.000%, (LIBOR 1M + 4.000%), 9/26/2024[c,d]	79,900
	JBS USA LUX SA, Term Loan
303,475	3.804%, (LIBOR 3M + 2.500%), 10/30/2022	299,682
	MPH Acquisition Holdings, LLC, Term Loan
139,557	4.333%, (LIBOR 3M + 3.000%), 6/7/2023	140,561
	Revlon Consumer Products Corporation, Term Loan
84,573	4.735%, (LIBOR 1M + 3.500%), 9/7/2023	75,640

	Total	844,779

Energy (0.1%)
	Houston Fuel Oil Terminal, LLC, Term Loan
139,282	4.830%, (LIBOR 3M + 3.500%), 8/19/2021	139,370
	Pacific Drilling SA, Term Loan
1,163,363	4.875%, (LIBOR 3M + 3.500%), 6/3/2018	332,291

	Total	471,661

Financials (<0.1%)
	Avolon TLB Borrower 1 US, LLC, Term Loan
165,000	0.000%, (LIBOR 3M + 2.250%), 4/3/2022[c,d]	165,309

	Total	165,309

Technology (0.1%)
	Harland Clarke Holdings Corporation, Term Loan
46,593	7.333%, (LIBOR 3M + 6.000%), 12/31/2021	46,826

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
288

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Bank Loans (1.1%)[a]	Value
Technology (0.1%) - continued
$186,505	6.833%, (LIBOR 3M + 5.500%), 2/9/2022	$187,322
	Rackspace Hosting, Inc., Term Loan
129,675	4.311%, (LIBOR 3M + 3.000%), 11/3/2023	129,318
	Syniverse Holdings, Inc., Term Loan
95,000	0.000%, (LIBOR 3M + 3.000%), 4/23/2019[c,d]	91,794

	Total	455,260

Utilities (<0.1%)
	Intergen NV, Term Loan
250,283	5.840%, (LIBOR 3M + 4.500%), 6/13/2020	249,970

	Total	249,970

	Total Bank Loans (cost $10,950,540)	10,090,355

Principal Amount	Long-Term Fixed Income (94.3%)	Value
Asset-Backed Securities (25.6%)
	ALM Loan Funding CLO
3,500,000	2.444%, (LIBOR 3M + 1.140%), 10/17/2026, Ser. 2014-11A, Class A1R*,e	3,499,976
	Americredit Automobile Receivables Trust
3,010,905	1.340%, 4/8/2020, Ser. 2016-4, Class A2A	3,008,718
	Apidos CLO XVIII
3,600,000	2.433%, (LIBOR 3M + 1.120%), 7/22/2026, Ser. 2014-18A, Class A1R*,e	3,604,961
	ARI Fleet Lease Trust
3,600,000	1.910%, 4/15/2026, Ser. 2017-A, Class A2[f]	3,601,952
	Babson CLO, Ltd.
3,760,000	2.454%, (LIBOR 3M + 1.150%), 10/17/2026, Ser. 2014-IIA, Class AR*,e	3,774,096
	Barclays Dryrock Issuance Trust
2,250,000	1.520%, 5/16/2022, Ser. 2016-1, Class A Bayview Opportunity Master Fund	2,236,400
	IVa Trust
3,611,957	3.500%, 6/28/2057, Ser. 2017-SPL5, Class Af	3,700,477
	Betony CLO, Ltd.
3,425,000	2.654%, (LIBOR 3M + 1.350%), 4/15/2027, Ser. 2015-1A, Class AR*,e	3,438,053
	Birchwood Park CLO, Ltd.
3,420,000	2.484%, (LIBOR 3M + 1.180%), 7/15/2026, Ser. 2014-1A, Class AR*,e	3,434,963
	BlueMountain CLO, Ltd.
4,000,000	2.444%, (LIBOR 3M + 1.140%), 10/15/2026, Ser. 2014-3A, Class A1R*,e	4,012,068
	Brazos Higher Education Authority, Inc.
1,867,321	2.117%, (LIBOR 3M + 0.800%), 2/25/2030, Ser. 2011-1, Class A2[e]	1,876,967

Principal Amount	Long-Term Fixed Income (94.3%)	Value
Asset-Backed Securities (25.6%) - continued
	CARDS II Trust
$5,100,000	1.604%, (LIBOR 1M + 0.370%), 4/18/2022, Ser. 2017-1A, Class Ae,f	$5,113,446
	Carlyle Global Market Strategies CLO, Ltd.
3,750,000	2.504%, (LIBOR 3M + 1.200%), 10/15/2026, Ser. 2014-4A, Class A1R*,e	3,773,475
	CarMax Auto Owner Trust
4,275,372	1.210%, 11/15/2019, Ser. 2016-4, Class A2	4,270,666
	Cent CLO 16, LP
3,056,744	2.561%, (LIBOR 3M + 1.250%), 8/1/2024, Ser. 2012- 16A, Class A1AR*,e	3,057,297
	Cent CLO 22, Ltd.
3,750,000	2.722%, (LIBOR 3M + 1.410%), 11/7/2026, Ser. 2014-22A, Class A1R*,e	3,757,965
	Chase Issuance Trust
2,250,000	1.100%, 1/15/2020, Ser. 2016-A6, Class A6	2,248,165
	Chesapeake Funding II, LLC
3,386,411	1.880%, 6/15/2028, Ser. 2016-2A, Class A1[f]	3,388,479
	Chrysler Capital Auto Receivables Trust
3,137,545	1.360%, 1/15/2020, Ser. 2016-BA, Class A2[f]	3,135,214
	Citibank Credit Card Issuance Trust
5,100,000	1.602%, (LIBOR 1M + 0.370%), 8/8/2024, Ser. 2017- A7, Class A7[e]	5,118,362
	CLUB Credit Trust
1,837,840	2.390%, 4/17/2023, Ser. 2017-NP1, Class A*	1,838,721
	Commonbond Student Loan Trust
587,497	3.200%, 6/25/2032, Ser. 2015-A, Class A*	589,720
2,388,116	2.550%, 5/25/2041, Ser. 2017-AG5, Class A1[f]	2,371,701
	CPS Auto Receivables Trust
930,129	2.070%, 11/15/2019, Ser. 2016-B, Class Af	931,007
	Credit Based Asset Servicing and Securitization, LLC
1,503,717	3.434%, 12/25/2036, Ser. 2006-CB2, Class AF2[g]	1,191,205
	DRB Prime Student Loan Trust
2,628,056	3.137%, (LIBOR 1M + 1.900%), 10/27/2031, Ser. 2015-B, Class A1*,e	2,685,501
2,071,761	1.750%, 5/27/2042, Ser. 2017-A, Class A2Af	2,069,168
	Dryden 34 Senior Loan Fund CLO
3,600,000	2.464%, (LIBOR 3M + 1.160%), 10/15/2026, Ser. 2014-34A, Class AR*,e	3,619,145
	Earnest Student Loan Program, LLC
3,348,029	2.650%, 1/25/2041, Ser. 2017-A, Class A2[f]	3,331,990

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
289

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (94.3%)	Value
Asset-Backed Securities (25.6%) - continued
	Edlinc Student Loan Funding Trust
$1,264,071	4.190%, (CMT 3M + 3.150%), 10/1/2025, Ser. 2012-A, Class AT*,e	$1,283,506
	Fifth Third Auto Trust
1,425,000	1.800%, 2/15/2022, Ser. 2017-1, Class A3	1,420,725
	Ford Credit Auto Owner Trust
3,575,000	2.260%, 11/15/2025, Ser. 2014-1, Class Af	3,600,619
	GMAC Mortgage Corporation Loan Trust
235,240	1.737%, (LIBOR 1M + 0.500%), 8/25/2035, Ser. 2005-HE1, Class A2[e,h]	232,325
586,217	5.750%, 10/25/2036, Ser. 2006-HE3, Class A2[h]	593,853
904,390	1.414%, (LIBOR 1M + 0.180%), 12/25/2036, Ser. 2006-HE4, Class A1[e,h]	871,326
	GoldenTree Loan Opportunities IX, Ltd.
3,500,000	2.681%, (LIBOR 3M + 1.370%), 10/29/2026, Ser. 2014-9A, Class AR*,e	3,506,454
	GreatAmerica Leasing Receivables Funding, LLC
2,000,000	2.060%, 6/22/2020, Ser. 2017-1, Class A3[f]	2,002,234
	Impac CMB Trust
1,181,930	1.757%, (LIBOR 1M + 0.520%), 4/25/2035, Ser. 2005-2, Class 1A1[e]	1,155,931
359,246	1.877%, (LIBOR 1M + 0.640%), 8/25/2035, Ser. 2005-5, Class A1[e]	335,099
	John Deere Owner Trust
1,750,000	1.250%, 6/15/2020, Ser. 2016-B, Class A3	1,742,523
	Kubota Credit Owner Trust
3,000,000	1.500%, 7/15/2020, Ser. 2016-1A, Class A3[f]	2,984,300
	Madison Park Funding XIV, Ltd.
3,700,000	2.427%, (LIBOR 3M + 1.120%), 7/20/2026, Ser. 2014-14A, Class A1R*,e	3,718,378
	Marlette Funding Trust
2,060,994	2.827%, 3/15/2024, Ser. 2017-AA, Class Af	2,069,826
	Master Credit Card Trust
4,500,000	1.987%, (LIBOR 1M + 0.750%), 9/23/2019, Ser. 2016-1A, Class Ae,f	4,516,494
	Mill City Mortgage Loan Trust
1,339,944	2.500%, 4/25/2057, Ser. 2016-1, Class A1[f]	1,339,078
	MLCC Mortgage Investors, Inc.
269,313	1.897%, (LIBOR 1M + 0.660%), 9/25/2029, Ser. 2004-D, Class A1[e]	268,666
	MMAF Equipment Finance, LLC
2,400,000	1.730%, 5/18/2020, Ser. 2017-AA, Class A2[f]	2,400,657

Principal Amount	Long-Term Fixed Income (94.3%)	Value
Asset-Backed Securities (25.6%) - continued
	Mortgage Equity Conversion Asset Trust
$3,775,160	1.800%, (CMT 1Y + 0.490%), 1/25/2042, Ser. 2007-FF1, Class A*,b,e	$3,246,637
3,787,555	1.690%, (CMT 1Y + 0.470%), 2/25/2042, Ser. 2007-FF2, Class A*,b,e	3,228,890
	Nationstar HECM Loan Trust
2,550,000	2.038%, 9/25/2027, Ser. 2017-2A, Class A1[b,f]	2,550,000
	Navient Student Loan Trust
5,250,000	1.987%, (LIBOR 1M + 0.750%), 7/25/2066, Ser. 2017-1A, Class A2[e,f]	5,311,914
2,800,000	1.837%, (LIBOR 1M + 0.600%), 7/26/2066, Ser. 2017-3A, Class A2[e,f]	2,819,624
	Neuberger Berman CLO, Ltd.
3,000,000	2.493%, (LIBOR 3M + 1.180%), 4/22/2029, Ser. 2014-17A, Class AR*,e	3,006,945
	NextGear Floorplan Master Owner Trust
3,000,000	1.920%, 10/15/2019, Ser. 2014-1A, Class A*	3,000,383
	Northstar Education Finance, Inc.
1,871,443	1.937%, (LIBOR 1M + 0.700%), 12/26/2031, Ser. 2012-1, Class Ae,f	1,868,919
	Octagon Investment Partners XX, Ltd.
3,500,000	2.439%, (LIBOR 3M + 1.130%), 8/12/2026, Ser. 2014-1A, Class AR*,e	3,519,240
	OneMain Direct Auto Receivables Trust
618,602	2.040%, 1/15/2021, Ser. 2016-1A, Class Af	618,940
	OneMain Financial Issuance Trust
2,000,000	4.100%, 3/20/2028, Ser. 2016-2A, Class Af	2,034,657
	OZLM VIII, Ltd.
3,500,000	2.434%, (LIBOR 3M + 1.130%), 10/17/2026, Ser. 2014-8A, Class A1AR*,e	3,511,351
	Prestige Auto Receivables Trust
3,870,442	1.460%, 7/15/2020, Ser. 2016-2A, Class A2[f]	3,863,579
	Prosper Marketplace Issuance Trust
4,100,000	2.410%, 9/15/2023, Ser. 2017-2A, Class Af	4,105,039
	Race Point IX CLO, Ltd.
1,375,000	2.569%, (LIBOR 3M + 1.210%), 10/15/2030, Ser. 2015-9A, Class A1AR*,b,e	1,375,000
	Renaissance Home Equity Loan Trust
3,151,694	5.608%, 5/25/2036, Ser. 2006-1, Class AF3[g]	2,182,290
1,155,220	5.285%, 1/25/2037, Ser. 2006-4, Class AF2[g]	611,480
	Securitized Term Auto Receivables Trust
1,148,734	1.284%, 11/26/2018, Ser. 2016-1A, Class A2Af	1,148,082

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
290

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (94.3%)	Value
Asset-Backed Securities (25.6%) - continued
$5,000,000	1.890%, 8/25/2020, Ser. 2017-1A, Class A3[f]	$4,993,349
	SLM Student Loan Trust
3,997,861	1.637%, (LIBOR 1M + 0.400%), 3/25/2025, Ser. 2010-1, Class Ae	3,953,486
2,820,298	1.757%, (LIBOR 1M + 0.520%), 3/25/2026, Ser. 2011-1, Class A1[e]	2,831,726
2,273,035	2.284%, (LIBOR 1M + 1.050%), 5/17/2027, Ser. 2013-A, Class A2Be,f	2,288,170
	SoFi Consumer Loan Program, LLC
2,351,237	3.280%, 1/26/2026, Ser. 2017-1, Class Af	2,382,146
1,803,750	2.770%, 5/25/2026, Ser. 2017-3, Class Af	1,811,087
	SoFi Professional Loan Program, LLC
1,470,162	2.420%, 3/25/2030, Ser. 2015-A, Class A2[f]	1,470,862
1,395,780	1.480%, 5/26/2031, Ser. 2016-C, Class A2Af	1,392,783
1,475,262	2.510%, 8/25/2033, Ser. 2015-C, Class A2[f]	1,478,033
1,497,066	2.087%, (LIBOR 1M + 0.850%), 7/25/2039, Ser. 2016-E, Class A1[e,f]	1,509,641
	Springleaf Funding Trust
3,650,000	2.900%, 11/15/2029, Ser. 2016-AA, Class Af	3,659,587
	Symphony CLO VIII, Ltd.
1,675,107	2.404%, (LIBOR 3M + 1.100%), 1/9/2023, Ser. 2012- 8A, Class AR*,e	1,677,856
	Towd Point Mortgage Trust
1,899,741	2.750%, 4/25/2057, Ser. 2017-2, Class A1[f]	1,909,688
	Toyota Auto Receivables Owner Trust
3,717,895	1.060%, 5/15/2019, Ser. 2016-D, Class A2A	3,713,612
	Upstart Securitization Trust
2,642,930	2.639%, 6/20/2024, Ser. 2017-1, Class A*	2,641,543
	Vericrest Opportunity Loan Transferee
1,633,544	3.500%, 6/26/2045, Ser. 2015-NPL8, Class A1[f,g]	1,636,528
1,948,203	3.500%, 2/25/2047, Ser. 2017-NPL1, Class A1[f,g]	1,959,992
1,574,433	3.375%, 4/25/2047, Ser. 2017-NPL4, Class A1[f,g]	1,582,986
	Verizon Owner Trust
4,000,000	1.420%, 1/20/2021, Ser. 2016-1A, Class Af	3,981,000
2,800,000	2.060%, 9/20/2021, Ser. 2017-1A, Class Af	2,807,316
	Voya CLO 3, Ltd.
3,760,000	2.734%, (LIBOR 3M + 1.420%), 7/25/2026, Ser. 2014-3A, Class A1*,e	3,764,260
	Wachovia Asset Securitization, Inc.
659,006	1.377%, (LIBOR 1M + 0.140%), 7/25/2037, Ser. 2007-HE1, Class A*,e,h	575,768

Principal Amount	Long-Term Fixed Income (94.3%)	Value
Asset-Backed Securities (25.6%) - continued
	Wheels SPV 2, LLC
$2,850,000	1.880%, 4/20/2026, Ser. 2017-1A, Class A2[f]	$2,847,056
	World Financial Network Credit Card Master Trust
4,100,000	1.980%, 6/15/2023, Ser. 2017-B, Class A	4,097,100

	Total	231,690,397

Basic Materials (0.7%)
	Georgia-Pacific, LLC
2,470,000	2.539%, 11/15/2019[f]	2,489,854
	Glencore Funding, LLC
925,000	2.364%, (LIBOR 3M + 1.060%), 4/16/2018[e,f]	927,405
	Sherwin-Williams Company
1,000,000	2.250%, 5/15/2020	1,003,784
	Vale Overseas, Ltd.
1,300,000	5.875%, 6/10/2021	1,431,625

	Total	5,852,668

Capital Goods (0.6%)
	Lockheed Martin Corporation
1,500,000	2.500%, 11/23/2020	1,522,105
	Roper Technologies, Inc.
1,000,000	6.250%, 9/1/2019	1,078,372
500,000	2.800%, 12/15/2021	504,079
	Siemens Financieringsmaatschappij NV
2,000,000	1.931%, (LIBOR 3M + 0.610%), 3/16/2022[e,f]	2,013,923

	Total	5,118,479

Collateralized Mortgage Obligations (5.4%)
	American Home Mortgage Assets Trust
2,297,774	1.809%, (12 MTA + 0.920%), 11/25/2046, Ser. 2006-5, Class A1[e]	1,336,045
	BCAP, LLC Trust
1,655,525	1.417%, (LIBOR 1M + 0.180%), 3/25/2037, Ser. 2007-AA1, Class 2A1[e]	1,557,785
	Bear Stearns Adjustable Rate Mortgage Trust
607,134	3.520%, (CMT 1Y + 2.300%), 10/25/2035, Ser. 2005-9, Class A1[e]	613,658
	Colt Mortgage Loan Trust
2,903,111	2.614%, 5/27/2047, Ser. 2017-1, Class A1*	2,938,932
	Countrywide Alternative Loan Trust
400,260	5.500%, 11/25/2035, Ser. 2005-49CB, Class A1	401,014
444,399	5.500%, 2/25/2036, Ser. 2005-85CB, Class 2A2	419,023
789,674	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	761,425
	Countrywide Home Loans, Inc.
1,089,117	3.249%, 3/20/2036, Ser. 2006-HYB1, Class 1A1	939,254
1,058,108	3.343%, 9/20/2036, Ser. 2006-HYB5, Class 2A1	881,703

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
291

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (94.3%)	Value
Collateralized Mortgage Obligations (5.4%) - continued
	Deephaven Residential Mortgage Trust
$1,765,835	2.725%, 12/26/2046, Ser. 2017-1A, Class A1*	$1,760,955
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
2,366,221	1.659%, (12 MTA + 0.770%), 4/25/2047, Ser. 2007-OA2, Class A1[e]	2,189,698
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
1,422,036	2.250%, 6/25/2025, Ser. 2010-58, Class PT	1,430,595
	GCAT, LLC
2,181,972	3.375%, 3/25/2047, Ser. 2017-1, Class A1*,g	2,172,996
	HarborView Mortgage Loan Trust
1,172,753	3.149%, 6/19/2034, Ser. 2004-5, Class 3A	1,163,948
	J.P. Morgan Alternative Loan Trust
1,715,855	3.411%, 3/25/2036, Ser. 2006-A1, Class 2A1	1,551,652
	J.P. Morgan Mortgage Trust
241,536	3.558%, 10/25/2036, Ser. 2006-A6, Class 1A2	224,606
	Master Asset Securitization Trust
1,082,109	1.737%, (LIBOR 1M + 0.500%), 6/25/2036, Ser. 2006-2, Class 2A2[e]	577,807
	Residential Accredit Loans, Inc. Trust
846,687	4.220%, 9/25/2035, Ser. 2005-QA10, Class A31	713,845
	Sequoia Mortgage Trust
1,922,358	2.197%, (LIBOR 6M + 0.740%), 9/20/2034, Ser. 2004-8, Class A2[e]	1,892,298
	Structured Adjustable Rate Mortgage Loan Trust
18,425	3.582%, 12/25/2034, Ser. 2004-18, Class 5A	18,144
	Structured Asset Securities Corporation Trust
1,203,331	5.500%, 12/25/2034, Ser. 2005-10, Class 3A1	1,203,808
	Wachovia Mortgage Loan Trust, LLC
581,625	3.534%, 5/20/2036, Ser. 2006-A, Class 2A1	524,075
	WaMu Mortgage Pass Through Certificates
585,297	1.527%, (LIBOR 1M + 0.290%), 10/25/2045, Ser. 2005-AR13, Class A1A1[e]	587,184
3,090,360	1.769%, (12 MTA + 0.880%), 10/25/2046, Ser. 2006-AR13, Class 1Ae	2,767,965
1,827,021	1.650%, (12 MTA + 0.820%), 12/25/2046, Ser. 2006-AR17, Class 1Ae	1,648,056
1,825,849	1.629%, (12 MTA + 0.740%), 1/25/2047, Ser. 2006-AR19, Class 1Ae	1,555,721

Principal Amount	Long-Term Fixed Income (94.3%)	Value
Collateralized Mortgage Obligations (5.4%) - continued
	Washington Mutual Mortgage Pass Through Certificates Trust
$1,521,579	1.809%, (12 MTA + 0.920%), 9/25/2046, Ser. 2006-AR7, Class A1Ae	$1,138,560
2,545,706	1.639%, (12 MTA + 0.750%), 2/25/2047, Ser. 2007-OA3, Class 2Ae	2,063,577
	Wells Fargo Commercial Mortgage Trust
6,200,000	2.819%, 8/15/2050, Ser. 2014-LC16, Class A2	6,273,864
3,575,000	2.632%, 5/15/2048, Ser. 2015-NXS1, Class A2	3,614,183
	Wells Fargo Mortgage Backed Securities Trust
1,802,400	3.445%, 10/25/2034, Ser. 2004-V, Class 2A1	1,807,684
984,909	5.500%, 8/25/2035, Ser. 2005-6, Class A12	1,006,423
627,584	3.177%, 3/25/2036, Ser. 2006-AR2, Class 2A1	634,237
477,605	3.190%, 3/25/2036, Ser. 2006-AR6, Class 3A1	458,640

	Total	48,829,360

Commercial Mortgage-Backed Securities (2.7%)
	Cold Storage Trust
5,150,000	2.234%, (LIBOR 1M + 1.000%), 4/15/2024, Ser. 2017-ICE3, Class A*,e	5,165,983
	Commercial Mortgage Pass-Through Certificates
4,858,207	2.279%, (LIBOR 1M + 1.050%), 6/8/2030, Ser. 2013- THL, Class A2[e,f]	4,858,203
	Commercial Mortgage Trust
2,500,000	3.039%, 12/10/2018, Ser. 2013-CR13, Class A2	2,532,312
7,000,000	2.928%, 2/10/2047, Ser. 2014-CR15, Class A2	7,087,295
	SCG Trust
3,150,000	2.877%, (LIBOR 1M + 1.650%), 11/15/2026, Ser. 2013-SRP1, Class Ae,f	3,089,180
	WFRBS Commercial Mortgage Trust
1,185,843	1.406%, 9/15/2046, Ser. 2013-C16, Class A1	1,184,906

	Total	23,917,879

Communications Services (2.1%)
	American Tower Corporation
2,200,000	3.450%, 9/15/2021	2,276,096
	American Tower Trust I
1,650,000	1.551%, 3/15/2018*	1,646,992
	AT&T, Inc.
1,735,000	2.263%, (LIBOR 3M + 0.930%), 6/30/2020[e]	1,758,492
1,000,000	3.200%, 3/1/2022	1,019,564
2,000,000	2.202%, (LIBOR 3M + 0.890%), 2/14/2023[e]	1,995,542
	Charter Communications Operating, LLC
1,000,000	3.579%, 7/23/2020	1,026,396

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
292

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (94.3%)	Value
Communications Services (2.1%) - continued
$1,000,000	4.464%, 7/23/2022	$1,056,086
	Cox Communications, Inc.
1,500,000	3.150%, 8/15/2024[f]	1,489,968
	Crown Castle International Corporation
250,000	3.400%, 2/15/2021	257,336
1,000,000	2.250%, 9/1/2021	985,955
1,000,000	3.200%, 9/1/2024	994,837
	Discovery Communications, LLC
2,000,000	2.950%, 3/20/2023	2,001,565
	Moody’s Corporation
1,250,000	2.750%, 7/15/2019	1,267,230
	SES Global Americas Holdings GP
1,375,000	2.500%, 3/25/2019[f]	1,371,377

	Total	19,147,436

Consumer Cyclical (1.9%)
	BMW US Capital, LLC
1,550,000	1.500%, 4/11/2019[f]	1,545,270
	CVS Health Corporation
965,000	2.250%, 8/12/2019	969,554
	Daimler Finance North America, LLC
2,000,000	1.842%, (LIBOR 3M + 0.530%), 5/5/2020[e,f]	2,007,732
	eBay, Inc.
775,000	2.500%, 3/9/2018	778,001
	Ford Motor Credit Company, LLC
1,000,000	2.601%, (LIBOR 3M + 1.270%), 3/28/2022[e]	1,006,340
	General Motors Financial Company, Inc.
1,800,000	2.234%, (LIBOR 3M + 0.930%), 4/13/2020[e]	1,809,453
3,500,000	2.643%, (LIBOR 3M + 1.310%), 6/30/2022[e]	3,528,405
	Home Depot, Inc.
1,900,000	4.400%, 4/1/2021	2,039,081
	Hyundai Capital Services, Inc.
1,000,000	3.000%, 3/6/2022[f]	991,135
1,500,000	3.000%, 8/29/2022[f]	1,479,268
	Newell Rubbermaid, Inc.
1,100,000	3.150%, 4/1/2021	1,125,104
	Ralph Lauren Corporation
275,000	2.625%, 8/18/2020	278,660

	Total	17,558,003

Consumer Non-Cyclical (6.3%)
	Abbott Laboratories
2,100,000	2.350%, 11/22/2019	2,116,827
	Actavis Funding SCS
2,285,000	2.565%, (LIBOR 3M + 1.255%), 3/12/2020[e]	2,327,539
	Altria Group, Inc.
500,000	2.850%, 8/9/2022	510,425
	Anheuser-Busch InBev Finance, Inc.
2,290,000	2.571%, (LIBOR 3M + 1.260%), 2/1/2021[e]	2,366,850
1,415,000	3.300%, 2/1/2023	1,466,567
	BAT Capital Corporation
2,000,000	2.195%, (LIBOR 3M + 0.880%), 8/15/2022[e,f]	2,006,529
	BAT International Finance plc
2,185,000	1.830%, (LIBOR 3M + 0.510%), 6/15/2018[e,f]	2,188,514

Principal Amount	Long-Term Fixed Income (94.3%)	Value
Consumer Non-Cyclical (6.3%) - continued
	Bayer U.S. Finance, LLC
$1,250,000	2.375%, 10/8/2019[f]	$1,257,077
	Becton, Dickinson and Company
2,050,000	3.125%, 11/8/2021	2,089,250
	Boston Scientific Corporation
1,875,000	6.000%, 1/15/2020	2,035,070
	Bunge Limited Finance Corporation
2,000,000	3.500%, 11/24/2020[i]	2,058,157
	Bunge, Ltd. Finance Corporation
1,000,000	3.000%, 9/25/2022	999,494
	Celgene Corporation
1,215,000	3.550%, 8/15/2022	1,273,734
	Church & Dwight Company, Inc.
1,400,000	2.450%, 12/15/2019	1,412,790
	CK Hutchison International, Ltd.
2,000,000	2.750%, 3/29/2023[f]	1,989,312
	Constellation Brands, Inc.
1,000,000	2.700%, 5/9/2022	1,003,127
	Express Scripts Holding Company
1,000,000	4.750%, 11/15/2021	1,084,697
1,200,000	3.000%, 7/15/2023	1,203,398
	Forest Laboratories, LLC
729,000	4.375%, 2/1/2019[f]	747,541
	H. J. Heinz Company
2,050,000	3.500%, 7/15/2022	2,120,964
	Howard Hughes Medical Institute
1,500,000	3.500%, 9/1/2023	1,578,676
	Imperial Tobacco Finance plc
1,500,000	3.750%, 7/21/2022[f]	1,559,200
	Japan Tobacco, Inc.
2,500,000	2.100%, 7/23/2018[f]	2,506,775
	Kraft Heinz Foods Company
1,500,000	2.129%, (LIBOR 3M + 0.820%), 8/10/2022[e]	1,501,375
	Kroger Company
500,000	2.800%, 8/1/2022	501,210
	Laboratory Corporation of America Holdings
1,485,000	2.625%, 2/1/2020	1,500,599
	Mead Johnson Nutrition Company
1,000,000	3.000%, 11/15/2020	1,027,152
	Merck & Company, Inc.
1,825,000	1.684%, (LIBOR 3M + 0.375%), 2/10/2020[e]	1,835,597
	Mondelez International, Inc.
1,858,000	1.831%, (LIBOR 3M + 0.520%), 2/1/2019[e]	1,862,086
	Mylan NV
1,220,000	3.150%, 6/15/2021	1,241,093
	PepsiCo, Inc.
1,185,000	1.832%, (LIBOR 3M + 0.530%), 10/6/2021[e]	1,201,100
	Philip Morris International, Inc.
1,000,000	2.375%, 8/17/2022	995,410
	Reynolds American, Inc.
530,000	3.250%, 6/12/2020	544,549
	Shire Acquisitions Investments Ireland Designated Activity Company
1,900,000	1.900%, 9/23/2019	1,896,015
	Smithfield Foods, Inc.
780,000	2.700%, 1/31/2020[f]	782,282
	Teva Pharmaceutical Finance Netherlands III BV
2,125,000	2.200%, 7/21/2021	2,043,616

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
293

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (94.3%)	Value
Consumer Non-Cyclical (6.3%) - continued
	Unilever Capital Corporation
$2,500,000	2.200%, 3/6/2019	$2,516,264

	Total	57,350,861

Energy (3.7%)
	Anadarko Petroleum Corporation
965,000	4.850%, 3/15/2021	1,023,158
	BP Capital Markets plc
1,600,000	1.676%, 5/3/2019	1,599,455
1,500,000	1.974%, (LIBOR 3M + 0.650%), 9/19/2022[e]	1,508,300
	Chevron Corporation
3,000,000	1.718%, 6/24/2018	3,002,457
	DCP Midstream Operating, LP
1,650,000	2.700%, 4/1/2019	1,641,750
	Devon Energy Corporation
2,000,000	3.250%, 5/15/2022[i]	2,023,109
	Enable Midstream Partners, LP
1,250,000	2.400%, 5/15/2019	1,246,191
	Enbridge, Inc.
1,000,000	2.900%, 7/15/2022	1,005,557
	Encana Corporation
1,000,000	3.900%, 11/15/2021	1,030,251
	EOG Resources, Inc.
1,025,000	2.625%, 3/15/2023	1,016,992
	EQT Corporation
1,000,000	3.000%, 10/1/2022[d]	1,001,552
	Exxon Mobil Corporation
2,100,000	1.708%, 3/1/2019	2,101,599
1,785,000	1.686%, (LIBOR 3M + 0.370%), 3/6/2022[e]	1,793,883
	Marathon Oil Corporation
1,000,000	2.800%, 11/1/2022	971,862
	Marathon Petroleum Corporation
1,325,000	3.400%, 12/15/2020	1,367,144
	Petrobras Global Finance BV
1,300,000	6.125%, 1/17/2022	1,397,500
	Petroleos Mexicanos
1,300,000	4.967%, (LIBOR 3M + 3.650%), 3/11/2022[e,f]	1,415,440
1,748,000	2.378%, 4/15/2025	1,759,372
	Schlumberger Holdings Corporation
1,325,000	3.000%, 12/21/2020[f]	1,356,729
	Shell International Finance BV
1,735,000	1.759%, (LIBOR 3M + 0.450%), 5/11/2020[e]	1,749,843
	Sinopec Group Overseas Development, Ltd.
1,325,000	1.750%, 9/29/2019[f]	1,310,168
	Sunoco Logistics Partners Operations, LP
1,660,000	4.400%, 4/1/2021	1,750,904
	Transcontinental Gas Pipe Line Company, LLC
600,000	7.850%, 2/1/2026	774,787

	Total	33,848,003

Financials (20.8%)
	ABN AMRO Bank NV
1,900,000	2.450%, 6/4/2020[f]	1,914,288
	Aflac, Inc.
1,850,000	2.400%, 3/16/2020	1,863,068
	American Express Credit Corporation
2,580,000	1.871%, (LIBOR 3M + 0.550%), 3/18/2019[e]	2,595,532

Principal Amount	Long-Term Fixed Income (94.3%)	Value
Financials (20.8%) - continued
$850,000	2.369%, (LIBOR 3M + 1.050%), 9/14/2020[e]	$864,642
	American International Group, Inc.
1,150,000	3.300%, 3/1/2021	1,184,680
	Ares Capital Corporation
1,400,000	4.875%, 11/30/2018	1,439,697
	Athene Global Funding
2,000,000	2.529%, (LIBOR 3M + 1.230%), 7/1/2022[e,f]	2,018,914
	Bank of America Corporation
2,000,000	2.393%, (LIBOR 3M + 1.070%), 3/22/2018[e]	2,008,499
2,200,000	2.169%, (LIBOR 3M + 0.870%), 4/1/2019[e]	2,219,789
1,500,000	1.971%, (LIBOR 3M + 0.650%), 10/1/2021[e]	1,504,524
1,185,000	2.467%, (LIBOR 3M + 1.160%), 1/20/2023[e]	1,204,083
1,500,000	2.313%, (LIBOR 3M + 1.000%), 4/24/2023[e]	1,512,930
500,000	2.816%, 7/21/2023	499,997
1,100,000	4.000%, 1/22/2025	1,137,885
1,100,000	6.100%, 3/17/2025[j]	1,212,750
	Bank of New York Mellon Corporation
675,000	4.500%, 6/20/2023[j]	672,891
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
1,175,000	2.850%, 9/8/2021[f]	1,187,892
	Barclays plc
1,000,000	3.684%, 1/10/2023	1,025,301
	BB&T Corporation
1,520,000	2.019%, (LIBOR 3M + 0.715%), 1/15/2020[e]	1,530,378
	Bear Stearns Companies, LLC
2,500,000	6.400%, 10/2/2017	2,500,000
	BNZ International Funding, Ltd.
1,000,000	2.016%, (LIBOR 3M + 0.700%), 2/21/2020[e,f]	1,005,276
1,325,000	2.299%, (LIBOR 3M + 0.980%), 9/14/2021[e,f]	1,338,751
	BPCE SA
1,000,000	2.535%, (LIBOR 3M + 1.220%), 5/22/2022[e,f]	1,012,080
	Caisse Centrale Desjardins du Quebec
2,155,000	1.976%, (LIBOR 3M + 0.665%), 1/29/2018[e,f]	2,159,254
	Capital One Financial Corporation
2,000,000	2.069%, (LIBOR 3M + 0.760%), 5/12/2020[e]	2,010,188
	Capital One NA
1,000,000	2.132%, (LIBOR 3M + 0.820%), 8/8/2022[e]	996,350
1,500,000	2.461%, (LIBOR 3M + 1.150%), 1/30/2023[e]	1,507,411
	Citigroup, Inc.
1,840,000	2.074%, (LIBOR 3M + 0.770%), 4/8/2019[e]	1,851,081
1,500,000	2.274%, (LIBOR 3M + 0.960%), 4/25/2022[e]	1,509,096
1,725,000	2.746%, (LIBOR 3M + 1.430%), 9/1/2023[e]	1,769,113
2,000,000	2.414%, (LIBOR 3M + 1.100%), 5/17/2024[e]	2,004,426
	CNA Financial Corporation
3,000,000	5.875%, 8/15/2020	3,276,080

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
294

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (94.3%)	Value
Financials (20.8%) - continued
$1,250,000	5.750%, 8/15/2021	$1,386,801
	Compass Bank
2,000,000	2.875%, 6/29/2022	1,989,911
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
1,500,000	11.000%, 6/30/2019[f,j]	1,695,000
1,600,000	2.500%, 1/19/2021	1,616,164
	Credit Agricole SA
1,650,000	2.104%, (LIBOR 3M + 0.800%), 4/15/2019[e,f]	1,664,651
1,800,000	2.287%, (LIBOR 3M + 0.970%), 6/10/2020[e,f]	1,826,212
1,050,000	8.125%, 12/23/2025[f,j]	1,242,937
	Credit Suisse Group AG
1,500,000	6.500%, 8/8/2023[f]	1,695,000
990,000	7.500%, 12/11/2023[f,j]	1,118,710
	Discover Bank
1,850,000	8.700%, 11/18/2019	2,066,951
	Discover Financial Services
2,750,000	2.600%, 11/13/2018	2,767,718
	Fifth Third Bancorp
1,185,000	2.875%, 10/1/2021	1,205,723
	Goldman Sachs Capital II
88,000	4.000%, (LIBOR 3M + 0.768%), 11/2/2017[e,j]	78,980
	Goldman Sachs Group, Inc.
1,915,000	2.415%, (LIBOR 3M + 1.100%), 11/15/2018[e]	1,932,320
2,160,000	2.473%, (LIBOR 3M + 1.160%), 4/23/2020[e]	2,194,865
1,720,000	2.485%, (LIBOR 3M + 1.170%), 11/15/2021[e]	1,743,598
1,000,000	2.313%, (LIBOR 3M + 1.000%), 7/24/2023[e]	1,003,420
1,375,000	2.917%, (LIBOR 3M + 1.600%), 11/29/2023[e]	1,425,685
	HCP, Inc.
1,145,000	4.000%, 12/1/2022	1,203,848
	Hospitality Properties Trust
1,500,000	4.250%, 2/15/2021	1,562,303
	HSBC Holdings plc
1,325,000	2.801%, (LIBOR 3M + 1.500%), 1/5/2022[e]	1,367,081
2,000,000	3.262%, 3/13/2023	2,040,784
1,000,000	6.000%, 5/22/2027[j]	1,045,900
	Huntington Bancshares, Inc.
1,550,000	3.150%, 3/14/2021	1,588,856
	ING Capital Funding Trust III
1,000,000	4.896%, (LIBOR 3M + 3.600%), 9/30/2017[e,j]	1,000,000
	ING Groep NV
1,650,000	6.000%, 4/16/2020[i,j]	1,698,840
2,600,000	2.483%, (LIBOR 3M + 1.150%), 3/29/2022[e]	2,646,288
	International Lease Finance Corporation
1,560,000	5.875%, 8/15/2022	1,746,270
	Intesa Sanpaolo SPA
1,500,000	5.017%, 6/26/2024[f]	1,524,441
	J.P. Morgan Chase & Company
3,000,000	2.214%, (LIBOR 3M + 0.900%), 1/25/2018[e]	3,007,571
1,500,000	2.250%, 1/23/2020	1,507,728
1,250,000	5.300%, 5/1/2020[j]	1,303,125
1,750,000	3.875%, 9/10/2024	1,820,950

Principal Amount	Long-Term Fixed Income (94.3%)	Value
Financials (20.8%) - continued
	J.P. Morgan Chase Bank NA
$1,350,000	1.918%, (LIBOR 3M + 0.590%), 9/23/2019[e]	$1,359,652
	Japan Bank for International Cooperation
4,000,000	1.750%, 7/31/2018	3,998,808
	KeyBank NA
2,750,000	1.836%, (LIBOR 3M + 0.520%), 6/1/2018[e]	2,758,432
	Kilroy Realty, LP
750,000	3.800%, 1/15/2023	772,301
	Lloyds Bank plc
2,040,000	1.841%, (LIBOR 3M + 0.520%), 3/16/2018[e]	2,043,782
	Lloyds Banking Group plc
350,000	4.582%, 12/10/2025	368,137
	Metropolitan Life Global Funding I
3,250,000	3.650%, 6/14/2018[f]	3,293,766
	Mitsubishi UFJ Financial Group, Inc.
1,325,000	2.377%, (LIBOR 3M + 1.060%), 9/13/2021[e]	1,344,880
1,400,000	2.235%, (LIBOR 3M + 0.920%), 2/22/2022[e]	1,409,594
	Mizuho Financial Group Cayman 3, Ltd.
825,000	4.600%, 3/27/2024[f]	875,503
	Mizuho Financial Group, Inc.
1,325,000	2.457%, (LIBOR 3M + 1.140%), 9/13/2021[e]	1,344,577
1,500,000	2.257%, (LIBOR 3M + 0.940%), 2/28/2022[e]	1,507,990
	Morgan Stanley
1,000,000	5.450%, 7/15/2019[j]	1,031,250
2,155,000	2.457%, (LIBOR 3M + 1.140%), 1/27/2020[e]	2,188,240
2,050,000	2.109%, (LIBOR 3M + 0.800%), 2/14/2020[e]	2,059,665
1,100,000	5.550%, 7/15/2020[j]	1,146,062
1,600,000	2.713%, (LIBOR 3M + 1.400%), 10/24/2023[e]	1,636,000
1,750,000	5.000%, 11/24/2025	1,917,263
	NCUA Guaranteed Notes
909,651	1.582%, (LIBOR 1M + 0.350%), 12/7/2020, Ser. 2010-A1, Class Ae	910,193
	Peachtree Corners Funding Trust
1,375,000	3.976%, 2/15/2025[f]	1,399,913
	Prudential Financial, Inc.
1,160,000	2.350%, 8/15/2019	1,168,074
	Realty Income Corporation
1,500,000	2.000%, 1/31/2018	1,501,295
	Regions Financial Corporation
1,000,000	3.200%, 2/8/2021	1,021,710
	Reliance Standard Life Global Funding II
1,535,000	2.500%, 4/24/2019[f]	1,544,474
	Royal Bank of Scotland Group plc
2,000,000	2.785%, (LIBOR 3M + 1.470%), 5/15/2023[e]	2,015,260
1,000,000	3.498%, 5/15/2023	1,006,113
	Santander Holdings USA, Inc.
1,550,000	3.700%, 3/28/2022[f]	1,578,773
	Santander UK plc
750,000	3.125%, 1/8/2021	763,214

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
295

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (94.3%)	Value
Financials (20.8%) - continued
	Simon Property Group, LP
$1,390,000	2.500%, 9/1/2020	$1,406,649
1,600,000	2.500%, 7/15/2021[i]	1,608,289
	Skandinaviska Enskilda Banken AB
2,500,000	1.375%, 5/29/2018[f]	2,495,010
	Stadshypotek AB
2,000,000	1.875%, 10/2/2019[f]	1,992,933
2,000,000	2.500%, 4/5/2022[f]	2,012,498
	Standard Chartered plc
1,175,000	3.950%, 1/11/2023[f]	1,192,869
	State Street Corporation
2,499,000	2.217%, (LIBOR 3M + 0.900%), 8/18/2020[e]	2,549,865
	Sumitomo Mitsui Banking Corporation
2,555,000	1.884%, (LIBOR 3M + 0.580%), 1/16/2018[e]	2,558,475
	Sumitomo Mitsui Financial Group, Inc.
1,550,000	4.436%, 4/2/2024[f]	1,640,590
	SunTrust Banks, Inc.
775,000	2.900%, 3/3/2021	788,158
	Svenska Handelsbanken AB
750,000	1.811%, (LIBOR 3M + 0.490%), 6/17/2019[e]	753,461
	Swedbank AB
1,750,000	1.750%, 3/12/2018[f]	1,750,665
	Synchrony Financial
1,440,000	2.541%, (LIBOR 3M + 1.230%), 2/3/2020[e]	1,454,372
1,485,000	4.250%, 8/15/2024	1,543,825
	Toronto-Dominion Bank
1,500,000	2.249%, (LIBOR 3M + 0.930%), 12/14/2020[e]	1,526,547
	UBS AG
2,500,000	2.029%, (LIBOR 3M + 0.700%), 3/26/2018[e]	2,507,280
	USB Group Funding Jersey, Ltd.
2,250,000	2.768%, (LIBOR 3M + 1.440%), 9/24/2020[e,f]	2,295,540
	USB Realty Corporation
1,495,000	2.451%, (LIBOR 3M + 1.147%), 1/15/2022[e,f,j]	1,309,994
	Voya Financial, Inc.
686,000	2.900%, 2/15/2018	688,979
500,000	5.650%, 5/15/2053	531,000
	Wells Fargo & Company
2,155,000	1.991%, (LIBOR 3M + 0.680%), 1/30/2020[e]	2,177,528
750,000	3.450%, 2/13/2023	768,214
1,600,000	2.541%, (LIBOR 3M + 1.230%), 10/31/2023[e]	1,636,240
1,100,000	5.875%, 6/15/2025[j]	1,224,300
1,100,000	4.100%, 6/3/2026	1,142,930

	Total	187,776,609

Foreign Government (0.8%)
	Argentina Government International Bond
1,560,000	5.625%, 1/26/2022	1,636,440
	Export-Import Bank of Korea
2,130,000	2.250%, 1/21/2020	2,122,349
	Kommunalbanken AS
3,500,000	1.500%, 10/22/2019[f]	3,481,409

Principal Amount	Long-Term Fixed Income (94.3%)	Value
Foreign Government (0.8%) - continued
	Poland Government International Bond
$125,000	4.000%, 1/22/2024	$134,505

	Total	7,374,703

Mortgage-Backed Securities (2.6%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
7,150,000	3.000%, 10/1/2032[d]	7,346,307
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
365,625	6.500%, 9/1/2037	406,788
6,000,000	4.000%, 10/1/2047[d]	6,315,469
	Federal National Mortgage Association Connecticut Avenue Securities
3,027,626	1.987%, (LIBOR 1M + 0.750%), 2/25/2030, Ser. 2017-C06, Class 2M1[e]	3,032,626
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
520,527	3.480%, (LIBOR 12M + 1.730%), 9/1/2037[e]	543,561
240,349	2.821%, (LIBOR 12M + 1.071%), 10/1/2037[e]	238,382
1,673,174	2.217%, (LIBOR 12M + 1.520%), 1/1/2043[e]	1,721,631
4,190,596	1.743%, (LIBOR 12M + 1.550%), 7/1/2043[e]	4,312,357

	Total	23,917,121

Technology (2.0%)
	Amphenol Corporation
1,136,000	2.550%, 1/30/2019	1,143,285
	Apple, Inc.
3,050,000	1.612%, (LIBOR 3M + 0.300%), 5/6/2019[e]	3,062,171
1,735,000	1.609%, (LIBOR 3M + 0.300%), 5/6/2020[e]	1,744,775
	Broadcom Corporation
1,565,000	2.375%, 1/15/2020[f]	1,573,407
	Cisco Systems, Inc.
2,185,000	1.816%, (LIBOR 3M + 0.500%), 3/1/2019[e]	2,198,458
	Diamond 1 Finance Corporation
885,000	3.480%, 6/1/2019[f]	901,930
	Hewlett Packard Enterprise Company
2,800,000	3.231%, (LIBOR 3M + 1.930%), 10/5/2018[e]	2,843,230
	Intel Corporation
800,000	3.100%, 7/29/2022	831,855
	Oracle Corporation
1,425,000	2.500%, 5/15/2022	1,443,484
	Texas Instruments, Inc.
1,000,000	1.750%, 5/1/2020	996,461
	VMware, Inc.
1,000,000	2.950%, 8/21/2022	1,003,358

	Total	17,742,414

Transportation (1.7%)
	Air Canada Pass Through Trust
1,273,588	3.875%, 3/15/2023[f]	1,279,956

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
296

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (94.3%)	Value
Transportation (1.7%) - continued
	American Airlines Pass Through Trust
$1,096,539	5.600%, 7/15/2020[f]	$1,148,625
1,094,220	4.950%, 1/15/2023	1,172,270
887,400	3.700%, 5/1/2023	889,619
	British Airways plc
1,276,413	4.625%, 6/20/2024[f]	1,368,825
	Continental Airlines, Inc.
2,610,157	4.150%, 4/11/2024	2,747,190
	Delta Air Lines, Inc.
603,236	4.750%, 5/7/2020	630,382
	ERAC USA Finance, LLC
1,600,000	2.600%, 12/1/2021[f]	1,591,873
	J.B. Hunt Transport Services, Inc.
1,175,000	3.300%, 8/15/2022	1,203,867
	TTX Company
2,000,000	2.250%, 2/1/2019[f]	2,003,735
800,000	4.125%, 10/1/2023*	852,317

	Total	14,888,659

U.S. Government and Agencies (15.0%)
	Federal Home Loan Bank
1,000,000	1.375%, 11/15/2019	996,408
	Federal National Mortgage Association
7,500,000	1.250%, 8/17/2021	7,336,545
	U.S. Treasury Bonds
1,335,000	5.500%, 8/15/2028	1,737,795
200,000	3.000%, 5/15/2042	206,758
2,800,000	2.500%, 5/15/2046	2,600,172
	U.S. Treasury Bonds, TIPS
7,238,254	0.125%, 1/15/2023	7,216,916
7,855,580	0.625%, 1/15/2026	7,956,886
6,587,100	0.375%, 1/15/2027	6,503,506
6,198,840	1.000%, 2/15/2046	6,280,586
	U.S. Treasury Notes
5,000,000	1.250%, 12/15/2018	4,991,211
12,350,000	1.500%, 10/31/2019	12,348,553
1,750,000	1.375%, 9/15/2020[i]	1,737,559
39,595,000	1.125%, 8/31/2021	38,578,832
9,515,000	2.125%, 6/30/2022	9,602,716
1,500,000	1.875%, 7/31/2022	1,496,250
565,000	1.625%, 8/15/2022	557,606
3,000,000	2.125%, 7/31/2024	2,994,023
200,000	2.000%, 11/15/2026	194,812
2,900,000	2.250%, 2/15/2027	2,881,195
	U.S. Treasury Notes, TIPS
19,624,530	0.125%, 4/15/2021	19,676,658

	Total	135,894,987

Utilities (2.4%)
	Ameren Corporation
1,150,000	2.700%, 11/15/2020	1,164,918
	Berkshire Hathaway Energy Company
1,500,000	2.400%, 2/1/2020	1,513,658
	DTE Energy Company
595,000	2.400%, 12/1/2019	598,211
	Electricite de France SA
1,500,000	5.250%, 1/29/2023[f,j]	1,556,715
	Eversource Energy
1,540,000	1.600%, 1/15/2018	1,539,919
1,250,000	1.450%, 5/1/2018	1,249,541
	Exelon Corporation
1,650,000	2.850%, 6/15/2020	1,682,512
1,250,000	3.497%, 6/1/2022	1,287,249

Principal Amount	Long-Term Fixed Income (94.3%)	Value
Utilities (2.4%) - continued
	Exelon Generation Company, LLC
$1,255,000	2.950%, 1/15/2020	$1,277,031
	National Rural Utilities Cooperative Finance Corporation
1,150,000	4.750%, 4/30/2043	1,193,675
	Pacific Gas & Electric Company
250,000	5.625%, 11/30/2017	251,665
	PG&E Corporation
1,500,000	2.400%, 3/1/2019	1,507,641
	PPL Capital Funding, Inc.
1,580,000	3.500%, 12/1/2022	1,639,746
	Public Service Electric And Gas Company
2,430,000	1.800%, 6/1/2019	2,430,294
	Sempra Energy
1,530,000	2.400%, 3/15/2020	1,535,530
	Southern California Edison Company
835,000	2.400%, 2/1/2022	837,706

	Total	21,266,011

	Total Long-Term Fixed Income (cost $853,446,870)	852,173,590

Shares	Preferred Stock (0.4%)	Value
Financials (0.3%)
66,000	Citigroup, Inc., 7.681%[e]	1,833,480
8,125	Farm Credit Bank of Texas, 6.750%[f,j]	891,719

	Total	2,725,199

Utilities (0.1%)
36,000	Southern California Edison Company Trust IV, 5.375%[j]	978,120

	Total	978,120

	Total Preferred Stock (cost $3,534,100)	3,703,319

Shares	Common Stock (<0.1%)	Value
Energy (<0.1%)
2,095	Arch Coal, Inc.	150,295

	Total	150,295

	Total Common Stock (cost $135,697)	150,295

Shares	Collateral Held for Securities Loaned (0.6%)	Value
4,911,503	Thrivent Cash Management Trust	4,911,503

	Total Collateral Held for Securities Loaned (cost $4,911,503)	4,911,503

Shares or Principal Amount	Short-Term Investments (5.4%)[k]	Value
	Federal Home Loan Bank Discount Notes
300,000	1.030%, 11/7/2017[l]	299,700
1,900,000	1.020%, 11/8/2017	1,898,047
700,000	1.037%, 11/10/2017	699,242
400,000	1.040%, 11/15/2017[l]	399,511
	Thrivent Core Short-Term Reserve Fund
4,527,238	1.340%	45,272,380

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
297

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Shares or Principal Amount	Short-Term Investments (5.4%)[k]	Value
	U.S. Treasury Bills
500,000	1.060%, 10/19/2017[l]	$499,784
60,000	1.004%, 12/7/2017[m]	59,891

	Total Short-Term Investments (cost $49,128,202)	49,128,555

	Total Investments (cost $922,106,912) 101.8%	$920,157,617

	Other Assets and Liabilities, Net (1.8%)	(16,024,337)

	Total Net Assets 100.0%	$904,133,280

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the Notes to Financial Statements.

c	All or a portion of the loan is unfunded.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 29, 2017.
f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of September 29, 2017, the value of these investments was $208,554,630 or 23.1% of total net assets.

g

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 29, 2017.

h	All or a portion of the security is insured or guaranteed.
i	All or a portion of the security is on loan.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
m	At September 29, 2017, $59,892 of investments were segregated to cover exposure to a counterparty for margin on open mortgage-backed security transactions.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Limited Maturity Bond Portfolio as of September 29, 2017 was $93,680,327 or 10.4% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of September 29, 2017.

Security	Acquisition Date	Cost
ALM Loan Funding CLO, 10/17/2026	4/28/2017	$3,500,000
American Tower Trust I, 3/15/2018	3/6/2013	1,650,000
Apidos CLO XVIII, 7/22/2026	4/4/2017	3,600,000
Babson CLO, Ltd., 10/17/2026	3/10/2017	3,760,000

Security	Acquisition Date	Cost
Betony CLO, Ltd., 4/15/2027	11/17/2016	$3,425,000
Birchwood Park CLO, Ltd., 7/15/2026	2/14/2017	3,420,000
BlueMountain CLO, Ltd., 10/15/2026	4/10/2017	4,000,000
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	1/27/2017	3,750,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	3,056,744
Cent CLO 22, Ltd., 11/7/2026	11/1/2016	3,750,000
CLUB Credit Trust, 4/17/2023	6/14/2017	1,837,834
Cold Storage Trust, 4/15/2036	4/20/2017	5,150,000
Colt Mortgage Loan Trust, 5/27/2047	4/27/2017	2,903,061
Commonbond Student Loan Trust, 6/25/2032	6/17/2015	587,347
Deephaven Residential Mortgage Trust, 12/26/2046	4/7/2017	1,765,832
DRB Prime Student Loan Trust, 10/27/2031	9/23/2015	2,647,265
Dryden 34 Senior Loan Fund CLO, 10/15/2026	3/1/2017	3,600,000
Edlinc Student Loan Funding Trust, 10/1/2025	11/29/2012	1,272,040
GCAT, LLC, 3/25/2047	3/22/2017	2,177,888
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/7/2016	3,500,000
Madison Park Funding XIV, Ltd., 7/20/2026	4/13/2017	3,700,000
Mortgage Equity Conversion Asset Trust, 1/25/2042	1/18/2007	3,775,160
Mortgage Equity Conversion Asset Trust, 2/25/2042	2/14/2007	3,787,555
Neuberger Berman CLO, Ltd., 4/22/2029	4/27/2017	3,000,000
NextGear Floorplan Master Owner Trust, 10/15/2019	11/3/2014	2,999,466
Octagon Investment Partners XX, Ltd., 8/12/2026	4/21/2017	3,500,000
OZLM VIII, Ltd., 10/17/2026	5/16/2017	3,500,000
Race Point IX CLO, Ltd., 10/15/2030	8/28/2017	1,375,000
Symphony CLO VIII, Ltd., 1/9/2023	9/15/2014	1,675,107
TTX Company, 10/1/2023	9/19/2013	799,992
Upstart Securitization Trust, 6/20/2024	6/13/2017	2,642,907
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	3,754,360
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	659,006

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Limited Maturity Bond Portfolio as of September 29, 2017:

Securities Lending Transactions
Taxable Debt Security	$4,734,108

Total lending	$4,734,108
Gross amount payable upon return of collateral for securities loaned	$4,911,503

Net amounts due to counterparty	$177,395

    Definitions:

CLO	-	Collateralized Loan Obligation
Ser.	-	Series
TIPS	-	Treasury Inflation Protected Security

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
298

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Reference Rate Index:
12 MTA	-	12 Month Treasury Average
CMT 1Y	-	Constant Maturity Treasury Yield 1 Year
CMT 3M	-	Constant Maturity Treasury Yield 3 Month
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
LIBOR 6M	-	ICE Libor USD Rate 6 Month
LIBOR 12M	-	ICE Libor USD Rate 12 Month

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
299

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 29, 2017, in valuing Limited Maturity Bond Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	201,298	–	125,548	75,750
Capital Goods	1,265,267	–	1,265,267	–
Communications Services	3,939,350	–	3,939,350	–
Consumer Cyclical	2,497,461	–	2,497,461	–
Consumer Non-Cyclical	844,779	–	844,779	–
Energy	471,661	–	471,661	–
Financials	165,309	–	165,309	–
Technology	455,260	–	455,260	–
Utilities	249,970	–	249,970	–
Long-Term Fixed Income
Asset-Backed Securities	231,690,397	–	221,289,870	10,400,527
Basic Materials	5,852,668	–	5,852,668	–
Capital Goods	5,118,479	–	5,118,479	–
Collateralized Mortgage Obligations	48,829,360	–	48,829,360	–
Commercial Mortgage-Backed Securities	23,917,879	–	23,917,879	–
Communications Services	19,147,436	–	19,147,436	–
Consumer Cyclical	17,558,003	–	17,558,003	–
Consumer Non-Cyclical	57,350,861	–	57,350,861	–
Energy	33,848,003	–	33,848,003	–
Financials	187,776,609	–	187,776,609	–
Foreign Government	7,374,703	–	7,374,703	–
Mortgage-Backed Securities	23,917,121	–	23,917,121	–
Technology	17,742,414	–	17,742,414	–
Transportation	14,888,659	–	14,888,659	–
U.S. Government and Agencies	135,894,987	–	135,894,987	–
Utilities	21,266,011	–	21,266,011	–
Preferred Stock
Financials	2,725,199	1,833,480	891,719	–
Utilities	978,120	978,120	–	–
Common Stock
Energy	150,295	150,295	–	–
Short-Term Investments	3,856,175	–	3,856,175	–

Subtotal Investments in Securities	$869,973,734	$2,961,895	$856,535,562	$10,476,277

Other Investments*	Total
Short-Term Investments	45,272,380
Collateral Held for Securities Loaned	4,911,503

Subtotal Other Investments	$50,183,883

Total Investments at Value	$920,157,617

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,563,033	1,563,033	–	–

Total Asset Derivatives	$1,563,033	$1,563,033	$–	$–

Liability Derivatives
Futures Contracts	667,590	667,590	–	–

Total Liability Derivatives	$667,590	$667,590	$–	$–

There were no significant transfers between Levels during the period ended September 29, 2017. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
300

LIMITED MATURITY BOND PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

The following table presents Limited Maturity Bond Portfolio’s futures contracts held as of September 29, 2017. Investments and/or cash totaling $1,198,995 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 2-Yr. U.S. Treasury Note	728	December 2017	$157,523,220	$157,031,878	($491,342)
Ultra 10-Yr. U.S. Treasury Note	85	December 2017	11,594,139	11,417,891	(176,248)
Total Futures Long Contracts					($667,590)
CBOT 10-Yr. U.S. Treasury Bond Future	(417)	December 2017	($52,853,416)	($52,255,313)	$598,103
CBOT 5-Yr. U.S. Treasury Bond Future	(810)	December 2017	(95,881,239)	(95,175,000)	706,239
CBOT U.S. Long Bond	(78)	December 2017	(12,142,762)	(11,919,375)	223,387
CME Ultra Long Term U.S. Treasury Bond	(12)	December 2017	(2,016,804)	(1,981,500)	35,304
Total Futures Short Contracts					$1,563,033
Total Futures Contracts					$895,443

Reference Description:
CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio.

The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated portfolios.

A summary of transactions (in thousands) for the fiscal year to date, in Limited Maturity Bond Portfolio, is as follows:

Portfolio	Value 12/31/2016	Gross Purchases	Gross Sales	Gain/ (Loss)	Unrealized Appreciation/ (Depreciation)	Shares Held at 9/29/2017	Value 9/29/2017	Income Earned 1/1/2017 - 9/29/2017
Cash Management Trust-Collateral Investment	$3,887	$52,532	$51,507	$–	$–	4,912	$4,912	$9
Core Short-Term Reserve Fund	36,944	188,591	180,263	–	–	4,527	45,272	302
Total Value and Income Earned	$40,831			$–	$–		$50,184	$311

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
301

MONEY MARKET PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	U.S. Government Agency Debt (70.7%)[a]	Value
	Federal Agricultural Mortgage Corporation
$1,500,000	1.131% (LIBOR 1M + -10.500%), 6/22/2018[b]	$1,500,000
1,830,000	1.150% (FEDL 1M + -1.000%), 7/3/2018[b]	1,830,000
	Federal Farm Credit Bank
600,000	1.150%, 10/10/2017	600,025
1,335,000	0.730%, 10/13/2017	1,334,834
2,960,000	1.260% (FEDL 1M + 10.000%), 3/14/2018[b]	2,959,864
1,480,000	1.103% (USBMMY 3M + 5.000%), 12/5/2018[b]	1,479,912
1,820,000	1.133% (USBMMY 3M + 8.000%), 3/25/2019[b]	1,819,867
1,810,000	1.170% (FEDL 1M + 1.000%), 4/24/2019[b]	1,809,719
915,000	1.153% (USBMMY 3M + 10.000%), 7/3/2019[b]	914,920
4,475,000	1.146% (LIBOR 1M + -9.000%), 7/12/2019[b]	4,473,419
	Federal Home Loan Bank
400,000	1.020%, 10/3/2017	399,966
1,350,000	1.045%, 10/6/2017	1,349,765
4,115,000	1.036%, 10/11/2017	4,113,701
1,795,000	1.026%, 10/13/2017	1,794,335
1,550,000	1.024%, 10/18/2017	1,549,206
2,575,000	1.032%, 10/20/2017	2,573,567
1,000,000	1.040%, 10/25/2017	999,278
1,915,000	1.025%, 10/27/2017	1,913,528
800,000	1.030%, 10/31/2017	799,290
3,605,000	1.029%, 11/1/2017	3,601,702
800,000	1.307% (LIBOR 1M + 7.500%), 11/2/2017[b]	800,000
1,000,000	1.030%, 11/3/2017	999,027
1,300,000	1.030%, 11/6/2017	1,298,624
1,260,000	1.035%, 11/7/2017	1,258,623
3,610,000	1.025%, 11/8/2017	3,605,991
480,000	1.030%, 11/9/2017	479,451
1,050,000	1.035%, 11/10/2017	1,048,762
3,270,000	1.037%, 11/13/2017	3,265,854
3,000,000	1.039%, 11/15/2017	2,996,016
3,290,000	1.036%, 11/17/2017	3,285,457
750,000	5.000%, 11/17/2017	753,833
2,150,000	1.040%, 11/22/2017	2,146,708
1,300,000	1.040%, 11/27/2017	1,297,822
300,000	1.040%, 11/29/2017	299,480
740,000	1.120%, 12/6/2017	738,457
1,760,000	1.306% (LIBOR 1M + 7.500%), 12/7/2017[b]	1,760,884
1,500,000	1.086% (LIBOR 1M + -15.000%), 12/13/2017[b]	1,500,022
125,000	1.050%, 12/14/2017	124,727
1,760,000	1.045%, 12/15/2017	1,756,117
1,800,000	1.050%, 12/27/2017	1,795,380
3,000,000	1.137% (LIBOR 1M + -10.000%), 12/14/2018[b]	3,000,000
1,830,000	1.137% (LIBOR 1M + -10.000%), 12/21/2018[b]	1,830,000
	Federal Home Loan Mortgage Corporation
800,000	1.000%, 12/15/2017	799,889
1,200,000	1.245% (LIBOR 3M + -8.000%), 12/20/2017[b]	1,200,417
1,500,000	5.000%, 12/29/2017	1,514,524

Principal Amount	U.S. Government Agency Debt (70.7%)[a]	Value
$1,500,000	1.029% (LIBOR 3M + -28.000%), 8/10/2018[b]	$1,500,000
	Federal National Mortgage Association
1,630,000	1.275% (LIBOR 3M + -3.000%), 1/11/2018[b]	1,630,000
	Financing Corporation
2,000,000	10.700%, 10/6/2017	2,003,142
	Overseas Private Investment Corporation
1,860,000	1.120% (T-BILL 3M FLAT), 10/6/2017[b]	1,860,000
1,575,000	1.120% (T-BILL 3M FLAT), 10/6/2017[b]	1,575,000
3,410,670	1.120% (T-BILL 3M FLAT), 10/6/2017[b]	3,410,670
1,890,000	1.120% (T-BILL 3M FLAT), 10/6/2017[b]	1,890,000
2,000,000	1.120% (T-BILL 3M FLAT), 10/6/2017[b]	2,000,000
2,700,000	1.120% (T-BILL 3M FLAT), 10/6/2017[b]	2,700,000
3,700,000	1.120% (T-BILL 3M FLAT), 10/6/2017[b]	3,700,000
554,220	1.120% (T-BILL 3M FLAT), 10/6/2017[b]	554,220
1,792,453	1.120% (T-BILL 3M FLAT), 10/6/2017[b]	1,792,453
355,622	1.120% (T-BILL 3M FLAT), 10/6/2017[b]	355,621
1,778,947	1.120% (T-BILL 3M FLAT), 10/6/2017[b]	1,778,947
1,857,513	1.120% (T-BILL 3M FLAT), 10/6/2017[b]	1,857,513
2,052,632	1.120% (T-BILL 3M FLAT), 10/6/2017[b]	2,052,632
2,688,679	1.120% (T-BILL 3M FLAT), 10/6/2017[b]	2,688,679
835,000	1.120% (T-BILL 3M FLAT), 10/6/2017[b]	835,000
1,800,000	1.130% (T-BILL 3M FLAT), 10/6/2017[b]	1,800,000
1,760,000	1.130% (T-BILL 3M + 7.000%), 10/6/2017[b]	1,760,000
3,600,000	1.280%, 1/7/2018	3,610,625
1,830,000	1.300%, 1/12/2018	1,835,162
1,450,000	1.500%, 3/17/2018	1,461,699
1,220,000	1.380%, 4/30/2018	1,227,007

	Total	123,251,333

Principal Amount	U.S. Treasury Debt (29.3%)[a]	Value
	U.S. Treasury Bills
5,910,000	1.122%, 10/5/2017	5,909,076
7,780,000	1.111%, 10/12/2017	7,777,119
7,090,000	1.116%, 10/19/2017	7,085,825
1,800,000	1.060%, 10/26/2017	1,798,622
1,500,000	1.051%, 12/28/2017	1,496,103
	U.S. Treasury Notes
2,845,000	0.625%, 9/30/2017	2,845,000
8,830,000	1.221% (USBMMY 3M + 16.800%), 10/31/2017[b]	8,831,426
1,870,000	1.875%, 10/31/2017	1,871,298
2,380,000	1.325% (USBMMY 3M + 27.200%), 1/31/2018[b]	2,381,058

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
302

MONEY MARKET PORTFOLIO

Schedule of Investments as of September 29, 2017

(unaudited)

Principal Amount	U.S. Treasury Debt (29.3%)[a]	Value
$4,360,000	1.243% (USBMMY 3M + 19.000%), 4/30/2018[b]	$4,361,928
4,950,000	1.227% (USBMMY 3M + 17.400%), 7/31/2018[b]	4,950,491
1,860,000	1.193% (USBMMY 3M + 14.000%), 1/31/2019[b]	1,860,476

	Total	51,168,422

	Total Investments (at amortized cost) 100.0%	$174,419,755

	Other Assets and Liabilities, Net <0.1%	44,046

	Total Net Assets 100.0%	$174,463,801

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 29, 2017.

Reference Rate Index:

FEDL 1M	-	Federal Funds 1 Month Rate
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
T-BILL 3M	-	U. S. Treasury Bill Rate 3 Month
USBMMY 3M	-	U. S. Treasury Bill Rate 3 Month Money Market Yield

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 29, 2017, in valuing Money Market Portfolio’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
U.S. Government Agency Debt	123,251,333	–	123,251,333	–
U.S. Treasury Debt	51,168,422	–	51,168,422	–

Total	$174,419,755	$–	$174,419,755	$–

There were no significant transfers between Levels during the period ended September 29, 2017. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
303

NOTES TO SCHEDULE OF INVESTMENTS

as of September 29, 2017

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/ dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the last quoted sales price. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at their net asset value at the close of each business day.

Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio and the Adviser follow procedures designed to help maintain a constant net asset value of $1.00 per share.

The Board has delegated responsibility for daily valuation of the Portfolios’ securities to the Adviser. The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Portfolios’ valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Portfolios. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), the various inputs used to determine the fair value of the Portfolios’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith under procedures established by the Board. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments. Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.

Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Portfolios, under the supervision of the Board, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

Foreign Currency Translation – The accounting records of each Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.

Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Portfolios do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

304

NOTES TO SCHEDULE OF INVESTMENTS

as of September 29, 2017

(unaudited)

For federal income tax purposes, the Portfolios treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.

Foreign Denominated Investments – Foreign denominated assets and currency contracts may involve more risks than domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Portfolios may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Derivative Financial Instruments – Each of the Portfolios, with the exception of the Money Market Portfolio, may invest in derivatives. Derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments, are financial instruments whose value is derived from another security, an index or a currency. Each applicable Portfolio may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Portfolio may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter (OTC).

A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Portfolio’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Portfolio. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Portfolios because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers, potentially resulting in losses to the

Portfolios. Using derivatives to hedge can guard against potential risks, but it also adds to the Portfolios’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

In order to define their contractual rights and to secure rights that will help the Portfolios mitigate their counterparty risk, the Portfolios may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Portfolio and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/ or termination event. Under an ISDA Master Agreement, each Portfolio may, under certain circumstances, offset with the counterparty certain derivatives’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements vary by type of derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Portfolio and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Portfolio has been noted in the Schedule of Investments. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty nonperformance. The Portfolios attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

305

NOTES TO SCHEDULE OF INVESTMENTS

as of September 29, 2017

(unaudited)

Options – All Portfolios, with the exception of the Money Market Portfolio, may buy put and call options and write put and covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Portfolio’s exposure to the underlying security while buying call options tends to increase a Portfolio’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Portfolio’s exposure to the underlying security while writing call options tends to decrease a Portfolio’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when the Portfolio has purchased an option, exercises that option, and the counterparty doesn’t buy from the Portfolio or sell to the Portfolio the underlying asset as required. In the case where the Portfolio has written an option, the Portfolio doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Portfolio’s collateral posting requirements. As the option increases in value to the Portfolio, the Portfolio receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

During the three months ended September 29, 2017, Opportunity Income Plus Portfolio, Diversified Income Plus Portfolio and Balanced Income Plus Portfolio used treasury options to manage the duration of the Fund versus the benchmark. Options on mortgage backed securities were used to generate income.

Futures Contracts – All Portfolios, with the exception of the Money Market Portfolio, may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Portfolios may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

During the three months ended September 29, 2017, Aggressive Allocation Portfolio, Moderately Aggressive Allocation Portfolio, Moderate Allocation Portfolio, Moderately Conservative Allocation Portfolio, Growth and Income Plus Portfolio, Balanced Income Plus Portfolio, Diversified Income Plus Portfolio, Opportunity Income Plus Portfolio, Partner Worldwide Allocation Portfolio, Multidimensional Income Portfolio, Income Portfolio and Limited Maturity Bond Portfolio used treasury futures to manage the duration and yield curve exposure of the Portfolio versus the benchmark.

During the three months ended September 29, 2017, Aggressive Allocation Portfolio, Moderately Aggressive Allocation Portfolio, Moderate Allocation Portfolio, Moderately Conservative Allocation Portfolio, Growth and Income Plus Portfolio, Balanced Income Plus Portfolio, Diversified Income Plus Portfolio, Opportunity Income Plus Portfolio, Small Cap Index Portfolio, Mid Cap Index Portfolio, Partner Worldwide Allocation Portfolio, Large Cap Stock Portfolio, Large Cap Growth Portfolio, Large Cap Index Portfolio and Low Volatility Equity Portfolio used equity futures to manage exposure to the equities market.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies all Portfolios, with the exception of the Money Market Portfolio, may enter into foreign currency forward contracts. Additionally, the Portfolios may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-denominated investments. These contracts are recorded at value and the related realized and change in unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Portfolios could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the counter and the Portfolio is exposed to counterparty risk equal to the discounted net amount of payments to the Portfolio.

306

NOTES TO SCHEDULE OF INVESTMENTS

as of September 29, 2017

(unaudited)

During the three months ended September 29, 2017, Partner Worldwide Allocation Portfolio used foreign currency forward contracts in order to gain active currency exposure and to hedge unwanted currency exposure.

Swap Agreements – All Portfolios, with the exception of the Money Market Portfolio, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Portfolio is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Portfolio is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Portfolio accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Portfolio’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter and the Portfolio is exposed to counterparty risk, which is the discounted net amount of payments owed to the Portfolio. This risk is partially mitigated by the Portfolio’s collateral posting requirements. As the swap increases in value to the Portfolio, the Portfolio receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Portfolios may be either the protection buyer or the protection seller.

Certain Portfolios enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX Indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Portfolios sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Additional information for the Portfolio’s policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Portfolio’s most recent annual or semiannual shareholder report.

307

Item 2. Controls and Procedures

(a) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: November 22, 2017	THRIVENT SERIES FUND, INC.

	By:	/s/ David S. Royal
David S. Royal
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 22, 2017	By:	/s/ David S. Royal
David S. Royal
President

Date: November 22, 2017	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer